UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2864

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2011 (Unaudited)

American Century NVIT Growth Fund

(Formerly, NVIT Growth Fund)

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 4.4%
Hexcel Corp.*	14,339	$317,752
Honeywell International, Inc.	31,092	1,365,250
Precision Castparts Corp.	6,184	961,364
Textron, Inc.	19,859	350,313
United Technologies Corp.	26,016	1,830,486
		4,825,165

Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	27,243	1,720,395

Auto Components 1.6%
Autoliv, Inc.	13,895	673,907
BorgWarner, Inc.*	17,379	1,051,951
		1,725,858

Automobiles 0.8%
Harley-Davidson, Inc.	26,781	919,392

Beverages 5.0%
Boston Beer Co., Inc., Class A*	637	46,310
Coca-Cola Co. (The)	41,979	2,836,101
Hansen Natural Corp.*	4,833	421,873
PepsiCo, Inc.	35,125	2,174,237
		5,478,521

Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	7,643	489,611
Amgen, Inc.	13,107	720,230
Gilead Sciences, Inc.*	22,003	853,716
Human Genome Sciences, Inc.*	11,380	144,412
		2,207,969

Capital Markets 0.7%
BlackRock, Inc.	5,618	831,520

Chemicals 2.9%
E.I. du Pont de Nemours & Co.	38,811	1,551,276
LyondellBasell Industries NV, Class A	21,560	526,711
Monsanto Co.	10,019	601,541
Rockwood Holdings, Inc.*	14,666	494,097
		3,173,625

Communications Equipment 3.0%
Cisco Systems, Inc.	72,901	1,129,236
Polycom, Inc.*	18,640	342,417
QUALCOMM, Inc.	38,462	1,870,407
		3,342,060

Computers & Peripherals 7.8%
Apple, Inc.*	18,369	7,001,895
EMC Corp.*	53,749	1,128,192
NetApp, Inc.*	15,449	524,339
		8,654,426

Consumer Finance 1.3%
American Express Co.	31,248	1,403,035

Diversified Telecommunication Services 0.3%
Windstream Corp.	33,812	394,248

Electrical Equipment 0.6%
Rockwell Automation, Inc.	12,488	699,328

Electronic Equipment, Instruments & Components 0.6%
Jabil Circuit, Inc.	34,675	616,868

Energy Equipment & Services 3.5%
Core Laboratories NV	5,115	459,480
Halliburton Co.	25,504	778,382
Hornbeck Offshore Services, Inc.*	5,210	129,781
Schlumberger Ltd.	41,150	2,457,890
		3,825,533

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	17,705	1,453,935
Walgreen Co.	24,157	794,524
Whole Foods Market, Inc.	7,685	501,907
		2,750,366

Food Products 1.7%
Hershey Co. (The)	11,381	674,210
Kellogg Co.	13,522	719,235
Mead Johnson Nutrition Co.	6,585	453,246
		1,846,691

Health Care Equipment & Supplies 3.8%
Becton, Dickinson and Co.	6,128	449,305
Cooper Cos., Inc. (The)	6,240	493,896
Covidien PLC	21,970	968,877
DENTSPLY International, Inc.	14,164	434,693
Edwards Lifesciences Corp.*	6,561	467,668
Hill-Rom Holdings, Inc.	7,785	233,706
IDEXX Laboratories, Inc.*	4,369	301,330
Intuitive Surgical, Inc.*	1,335	486,314
Zimmer Holdings, Inc.*	6,553	350,585
		4,186,374

Health Care Providers & Services 1.4%
Express Scripts, Inc.*	34,450	1,277,062
UnitedHealth Group, Inc.	6,226	287,143
		1,564,205

Health Care Technology 0.5%
Cerner Corp.*	7,480	512,530

Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc.*	1,664	504,109
McDonald’s Corp.	26,264	2,306,504
Starbucks Corp.	37,979	1,416,237
Starwood Hotels & Resorts Worldwide, Inc.	21,219	823,722
		5,050,572

Household Durables 0.4%
Tempur-Pedic International, Inc.*	9,232	485,696

Household Products 1.5%
Church & Dwight Co., Inc.	7,622	336,892

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Growth Fund

(Formerly, NVIT Growth Fund)

Common Stocks (continued)

	Shares	Market Value
Household Products (continued)
Colgate-Palmolive Co.	14,801	$1,312,553
		1,649,445

Information Technology Services 4.5%
Accenture PLC, Class A	25,916	1,365,255
International Business Machines Corp.	11,267	1,972,063
MasterCard, Inc., Class A	5,144	1,631,471
		4,968,789

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	9,109	1,969,639

Internet Software & Services 2.8%
Google, Inc., Class A*	5,969	3,070,334

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.*	17,973	561,656
Thermo Fisher Scientific, Inc.*	8,113	410,843
		972,499

Machinery 2.6%
Caterpillar, Inc.	6,258	462,091
Deere & Co.	13,281	857,554
Gardner Denver, Inc.	5,786	367,700
Illinois Tool Works, Inc.	7,639	317,783
Joy Global, Inc.	13,335	831,837
		2,836,965

Marine 0.1%
Kirby Corp.*	3,155	166,079

Media 2.1%
CBS Corp. Non-Voting, Class B	25,613	521,993
DIRECTV Group, Inc. (The), Class A*	22,961	970,102
Viacom, Inc., Class B	22,629	876,648
		2,368,743

Metals & Mining 1.1%
Cliffs Natural Resources, Inc.	13,361	683,682
Freeport-McMoRan Copper & Gold, Inc.	18,321	557,875
		1,241,557

Multiline Retail 0.9%
Macy’s, Inc.	37,109	976,709

Oil, Gas & Consumable Fuels 7.1%
Devon Energy Corp.	6,279	348,108
EOG Resources, Inc.	5,771	409,799
Exxon Mobil Corp.	69,599	5,054,975
Occidental Petroleum Corp.	13,154	940,511
Peabody Energy Corp.	5,377	182,173
Southwestern Energy Co.*	26,923	897,343
		7,832,909

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	9,053	795,216

Pharmaceuticals 3.1%
Abbott Laboratories	35,907	1,836,284
Allergan, Inc.	13,604	1,120,697
Perrigo Co.	3,798	368,824
Teva Pharmaceutical Industries Ltd., ADR-IL	3,018	112,330
		3,438,135

Real Estate Investment Trusts (REITs) 0.9%
AvalonBay Communities, Inc.	4,051	462,017
Simon Property Group, Inc.	5,030	553,199
		1,015,216

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., Class A*	26,627	358,399

Road & Rail 0.7%
Union Pacific Corp.	9,084	741,890

Semiconductors & Semiconductor Equipment 3.7%
Avago Technologies Ltd.	17,833	584,387
Broadcom Corp., Class A*	38,399	1,278,303
Cree, Inc.*	13,139	341,351
GT Advanced Technologies, Inc.*	22,440	157,529
KLA-Tencor Corp.	2,641	101,097
Linear Technology Corp.	25,492	704,854
Xilinx, Inc.	34,252	939,875
		4,107,396

Software 7.5%
Check Point Software Technologies Ltd.*	17,555	926,202
Electronic Arts, Inc.*	32,818	671,128
Fortinet, Inc.*	20,725	348,180
Microsoft Corp.	75,982	1,891,192
Oracle Corp.	93,547	2,688,541
QLIK Technologies, Inc.*	13,675	296,201
Red Hat, Inc.*	19,194	811,138
Salesforce.com, Inc.*	6,044	690,708
		8,323,290

Specialty Retail 2.1%
Home Depot, Inc.	27,944	918,519
Limited Brands, Inc.	16,703	643,233
O’Reilly Automotive, Inc.*	7,229	481,668
Tractor Supply Co.	3,786	236,814
		2,280,234

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	13,596	704,681
Lululemon Athletica, Inc.*	4,983	242,423
		947,104

Tobacco 1.7%
Philip Morris International, Inc.	30,573	1,907,144

Wireless Telecommunication Services 1.0%
Crown Castle International Corp.*	28,640	1,164,789
Total Common Stocks (cost $112,076,206)		109,346,858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Growth Fund

(Formerly, NVIT Growth Fund)

Exchange Traded Fund 0.1%

	Shares	Market Value
Equity 0.1%
iShares Russell 1000 Growth Index Fund	2,310	$121,552
Total Exchange Traded Fund (cost $129,251)		121,552

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	1,393,710	$1,393,710
Total Mutual Fund (cost $1,393,710)		1,393,710
Total Investments (cost $113,599,167) (b) — 100.4%		110,862,120
Liabilities in excess of other assets — (0.4%)		(403,806)
NET ASSETS — 100.0%		$110,458,314

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $114,236,379, tax unrealized appreciation and depreciation were $7,095,826 and $(10,470,085), respectively.

ADR	American Depositary Receipt
IL	Israel
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Growth Fund

(Formerly, NVIT Growth Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$109,346,858	$—	$—	$109,346,858
Exchange Traded Fund	121,552	—	—	121,552
Mutual Fund	1,393,710	—	—	1,393,710

Total	$110,862,120	$—	$—	$110,862,120

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 0.9%
General Dynamics Corp.	12,650	$719,658
Huntington Ingalls Industries, Inc.*	36,344	884,250
Raytheon Co.	36,523	1,492,695

		3,096,603

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	15,346	969,100

Airlines 0.7%
Southwest Airlines Co.	305,822	2,458,809

Automobiles 1.7%
General Motors Co.*	82,854	1,671,994
Honda Motor Co. Ltd.	45,600	1,335,845
Toyota Motor Corp.	95,700	3,280,518

		6,288,357

Beverages 0.9%
Dr Pepper Snapple Group, Inc.	56,090	2,175,170
PepsiCo, Inc.	14,928	924,043

		3,099,213

Capital Markets 5.7%
Charles Schwab Corp. (The)	322,072	3,629,751
Franklin Resources, Inc.	12,026	1,150,167
Goldman Sachs Group, Inc. (The)	36,007	3,404,462
Northern Trust Corp.	266,507	9,322,415
State Street Corp.	96,677	3,109,132

		20,615,927

Commercial Banks 5.9%
BB&T Corp.	45,068	961,300
Comerica, Inc.	151,623	3,482,780
Commerce Bancshares, Inc.	50,806	1,765,509
PNC Financial Services Group, Inc.	59,584	2,871,353
U.S. Bancorp	251,242	5,914,237
Wells Fargo & Co.	268,415	6,474,170

		21,469,349

Commercial Services & Supplies 3.2%
Avery Dennison Corp.	61,008	1,530,081
Republic Services, Inc.	249,043	6,988,146
Waste Management, Inc.	91,902	2,992,329

		11,510,556

Communications Equipment 1.5%
Cisco Systems, Inc.	361,406	5,598,179

Computers & Peripherals 2.6%
Diebold, Inc.	97,546	2,683,490
Hewlett-Packard Co.	186,946	4,196,938
QLogic Corp.*	138,606	1,757,524
Seagate Technology PLC	89,681	921,921

		9,559,873

Construction Materials 0.2%
Martin Marietta Materials, Inc.	11,179	706,736

Containers & Packaging 0.6%
Bemis Co., Inc.	71,841	2,105,660

Diversified Financial Services 2.9%
JPMorgan Chase & Co.	348,297	10,490,706

Diversified Telecommunication Services 3.7%
AT&T, Inc.	364,185	10,386,556
CenturyLink, Inc.	52,747	1,746,981
Verizon Communications, Inc.	38,284	1,408,851

		13,542,388

Electric Utilities 2.5%
Great Plains Energy, Inc.	43,038	830,633
NV Energy, Inc.	107,843	1,586,371
Westar Energy, Inc.	247,313	6,534,009

		8,951,013

Electrical Equipment 1.1%
Emerson Electric Co.	33,229	1,372,690
Hubbell, Inc., Class B	20,342	1,007,743
Thomas & Betts Corp.*	36,288	1,448,254

		3,828,687

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc.	62,429	1,271,679

Energy Equipment & Services 0.2%
Schlumberger Ltd.	12,289	734,022

Food & Staples Retailing 2.6%
CVS Caremark Corp.	99,418	3,338,457
Sysco Corp.	70,439	1,824,370
Wal-Mart Stores, Inc.	81,039	4,205,924

		9,368,751

Food Products 2.8%
Campbell Soup Co.	22,726	735,640
ConAgra Foods, Inc.	33,890	820,816
Kraft Foods, Inc., Class A	189,583	6,366,197
Ralcorp Holdings, Inc.*	19,028	1,459,638
Unilever NV, CVA	25,709	813,777

		10,196,068

Health Care Equipment & Supplies 3.9%
Becton, Dickinson and Co.	12,347	905,282
Boston Scientific Corp.*	510,802	3,018,840
CareFusion Corp.*	160,605	3,846,490
Medtronic, Inc.	82,283	2,735,087
Zimmer Holdings, Inc.*	68,589	3,669,511

		14,175,210

Health Care Providers & Services 2.5%
Aetna, Inc.	41,384	1,504,308
CIGNA Corp.	34,284	1,437,871
LifePoint Hospitals, Inc.*	44,716	1,638,394
Quest Diagnostics, Inc.	14,543	717,843
UnitedHealth Group, Inc.	79,341	3,659,207

		8,957,623

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure 1.4%
International Game Technology	65,494	$951,628
International Speedway Corp., Class A	105,227	2,403,384
Speedway Motorsports, Inc.	128,624	1,553,778

		4,908,790

Household Durables 1.0%
Toll Brothers, Inc.*	64,789	934,905
Whirlpool Corp.	56,208	2,805,342

		3,740,247

Household Products 3.7%
Clorox Co.	13,244	878,474
Kimberly-Clark Corp.	46,802	3,323,410
Procter & Gamble Co. (The)	146,871	9,279,310

		13,481,194

Industrial Conglomerates 4.4%
General Electric Co.	683,190	10,411,816
Koninklijke Philips Electronics NV	269,137	4,828,846
Tyco International Ltd.	19,156	780,607

		16,021,269

Information Technology Services 0.3%
Visa, Inc., Class A	12,644	1,083,844

Insurance 7.3%
Allstate Corp. (The)	160,946	3,812,811
Berkshire Hathaway, Inc., Class A*	42	4,485,600
HCC Insurance Holdings, Inc.	70,184	1,898,477
Marsh & McLennan Cos., Inc.	154,023	4,087,770
MetLife, Inc.	74,637	2,090,582
Prudential Financial, Inc.	29,292	1,372,623
Torchmark Corp.	37,048	1,291,493
Transatlantic Holdings, Inc.	77,913	3,780,339
Travelers Cos., Inc. (The)	76,639	3,734,619

		26,554,314

Metals & Mining 0.9%
Barrick Gold Corp.	20,282	946,155
Freeport-McMoRan Copper & Gold, Inc.	41,084	1,251,008
Newmont Mining Corp.	16,899	1,062,947

		3,260,110

Multiline Retail 1.0%
Target Corp.	75,412	3,698,205

Multi-Utilities 2.7%
PG&E Corp.	120,086	5,080,839
Xcel Energy, Inc.	184,141	4,546,441

		9,627,280

Oil, Gas & Consumable Fuels 11.4%
Apache Corp.	11,768	944,264
BP PLC	155,663	933,305
BP PLC, ADR-UK	9,393	338,806
Chevron Corp.	86,302	7,984,661
ConocoPhillips	26,027	1,648,030
Devon Energy Corp.	22,845	1,266,527
Exxon Mobil Corp.	80,639	5,856,811
Imperial Oil Ltd.	152,300	5,470,533
Murphy Oil Corp.	39,390	1,739,462
Peabody Energy Corp.	27,009	915,065
Total SA	242,571	10,702,093
Ultra Petroleum Corp.*	122,036	3,382,838

		41,182,395

Pharmaceuticals 9.4%
Bristol-Myers Squibb Co.	80,581	2,528,632
Eli Lilly & Co.	83,164	3,074,573
Johnson & Johnson	163,067	10,388,998
Merck & Co., Inc.	228,501	7,474,268
Pfizer, Inc.	600,321	10,613,675

		34,080,146

Real Estate Investment Trusts (REITs) 0.3%
Weyerhaeuser Co.	68,379	1,063,294

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	260,009	2,691,093
Intel Corp.	261,092	5,569,093

		8,260,186

Software 0.2%
Adobe Systems, Inc.*	29,371	709,897

Specialty Retail 3.1%
Lowe’s Cos., Inc.	351,896	6,805,668
Staples, Inc.	317,899	4,228,057

		11,033,725

Thrifts & Mortgage Finance 0.8%
Hudson City Bancorp, Inc.	531,760	3,009,762

Wireless Telecommunication Services 0.9%
American Tower Corp., Class A*	17,751	955,004
Rogers Communications, Inc., Class B	63,875	2,186,464

		3,141,468

Total Common Stocks (cost $405,021,714)		353,850,635

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	7,610,020	$7,610,020

Total Mutual Fund (cost $7,610,020)		7,610,020

Total Investments (cost $412,631,734) (b) — 100.0%		361,460,655
Other assets in excess of liabilities — 0.0%†		92,320

NET ASSETS — 100.0%		$361,552,975

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $414,828,734, tax unrealized appreciation and depreciation were $4,572,328 and $(57,940,407), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certificate
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

At September 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Credit Suisse International	10/31/11	19,161	$29,975	$29,872	$(103)
Canadian Dollar	UBS AG	10/31/11	191,496	184,991	182,617	(2,374)

Total Long Contracts				$214,966	$212,489	$(2,477)

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	10/31/11	(643,538)	$(1,006,403)	$(1,003,301)	$3,102
Canadian Dollar	UBS AG	10/31/11	(6,084,738)	(5,936,446)	(5,802,615)	133,831
Euro	UBS AG	10/31/11	(6,426,584)	(8,744,396)	(8,608,281)	136,115
Japanese Yen	Credit Suisse International	10/31/11	(270,299,700)	(3,532,867)	(3,505,794)	27,073

Total Short Contracts				$(19,220,112)	$(18,919,991)	$300,121

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,096,603	$—	$—	$3,096,603
Air Freight & Logistics	969,100	—	—	969,100
Airlines	2,458,809	—	—	2,458,809
Automobiles	1,671,994	4,616,363	—	6,288,357
Beverages	3,099,213	—	—	3,099,213
Capital Markets	20,615,927	—	—	20,615,927
Commercial Banks	21,469,349	—	—	21,469,349
Commercial Services & Supplies	11,510,556	—	—	11,510,556
Communications Equipment	5,598,179	—	—	5,598,179
Computers & Peripherals	9,559,873	—	—	9,559,873
Construction Materials	706,736	—	—	706,736
Containers & Packaging	2,105,660	—	—	2,105,660
Diversified Financial Services	10,490,706	—	—	10,490,706
Diversified Telecommunication Services	13,542,388	—	—	13,542,388
Electric Utilities	8,951,013	—	—	8,951,013
Electrical Equipment	3,828,687	—	—	3,828,687
Electronic Equipment, Instruments & Components	1,271,679	—	—	1,271,679
Energy Equipment & Services	734,022	—	—	734,022
Food & Staples Retailing	9,368,751	—	—	9,368,751
Food Products	9,382,291	813,777	—	10,196,068
Health Care Equipment & Supplies	14,175,210	—	—	14,175,210
Health Care Providers & Services	8,957,623	—	—	8,957,623
Hotels, Restaurants & Leisure	4,908,790	—	—	4,908,790
Household Durables	3,740,247	—	—	3,740,247
Household Products	13,481,194	—	—	13,481,194
Industrial Conglomerates	11,192,423	4,828,846	—	16,021,269
Information Technology Services	1,083,844	—	—	1,083,844
Insurance	26,554,314	—	—	26,554,314
Metals & Mining	3,260,110	—	—	3,260,110
Multiline Retail	3,698,205	—	—	3,698,205
Multi-Utilities	9,627,280	—	—	9,627,280
Oil, Gas & Consumable Fuels	29,546,997	11,635,398	—	41,182,395
Pharmaceuticals	34,080,146	—	—	34,080,146
Real Estate Investment Trusts (REITs)	1,063,294	—	—	1,063,294
Semiconductors & Semiconductor Equipment	8,260,186	—	—	8,260,186
Software	709,897	—	—	709,897
Specialty Retail	11,033,725	—	—	11,033,725
Thrifts & Mortgage Finance	3,009,762	—	—	3,009,762
Wireless Telecommunication Services	3,141,468	—	—	3,141,468

Total Common Stocks	$331,956,251	$21,894,384	$—	$353,850,635

Forward Foreign Currency Contracts	—	300,121	—	300,121
Mutual Fund	7,610,020	—	—	7,610,020

Total Assets	$339,566,271	$22,194,505	$—	$361,760,776

Liabilities:
Forward Foreign Currency Contracts	—	(2,477)	—	(2,477)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Total Liabilities	$—	$(2,477)	$—	$(2,477)

Total	$339,566,271	$22,192,028	$—	$361,758,299

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Century NVIT Multi Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Assets:		Fair Value
Forward foreign currency contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$300,121

Total		$300,121

Liabilities:
Forward foreign currency contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(2,477)

Total		$(2,477)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2011 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Funds 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund	169,862,639	$2,566,624,480

Total Mutual Fund (cost $2,667,471,292)		2,566,624,480

Total Investments (cost $2,667,471,292) (a) — 100.1%		2,566,624,480
Liabilities in excess of other assets — (0.1%)		(1,412,516)

NET ASSETS — 100.0%		$2,565,211,964

(a)	At September 30, 2011, the tax basis cost of the Fund’s investments was $2,670,263,196, tax unrealized appreciation and depreciation were $0 and $(103,638,716), respectively.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Funds NVIT Asset Allocation Fund

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$2,566,624,480	$—	$—	$2,566,624,480

Total	$2,566,624,480	$—	$—	$2,566,624,480

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

American Funds NVIT Bond Fund

Mutual Funds 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	93,573,457	$1,045,215,518

Total Mutual Fund (cost $992,906,459)		1,045,215,518

Total Investments (cost $992,906,459) (a) — 100.1%		1,045,215,518
Liabilities in excess of other assets — (0.1%)		(577,547)

NET ASSETS — 100.0%		$1,044,637,971

(a)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,006,140,869, tax unrealized appreciation and depreciation were $39,074,649 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Funds NVIT Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,045,215,518	$—	$—	$1,045,215,518

Total	$1,045,215,518	$—	$—	$1,045,215,518

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	7,313,501	$134,495,276

Total Mutual Fund (cost $153,879,127)		134,495,276

Total Investments (cost $153,879,127) (a) — 100.1%		134,495,276
Liabilities in excess of other assets — (0.1%)		(104,648)

NET ASSETS — 100.0%		$134,390,628

(a)	At September 30, 2011, the tax basis cost of the Fund’s investments was $163,038,863, tax unrealized appreciation and depreciation were $0 and $(28,543,587), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Funds NVIT Global Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$134,495,276	$—	$—	$134,495,276

Total	$134,495,276	$—	$—	$134,495,276

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

American Funds NVIT Growth Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	4,800,624	$231,726,109

Total Mutual Fund (cost $263,236,651)		231,726,109

Total Investments (cost $263,236,651) (a) — 100.1%		231,726,109
Liabilities in excess of other assets — (0.1%)		(163,192)

NET ASSETS — 100.0%		$231,562,917

(a)	At September 30, 2011, the tax basis cost of the Fund’s investments was $284,081,935, tax unrealized appreciation and depreciation were $0 and $(52,355,826), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Funds NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$231,726,109	$—	$—	$231,726,109

Total	$231,726,109	$—	$—	$231,726,109

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	27,318,655	$836,497,217

Total Mutual Fund (cost $848,661,085)		836,497,217

Total Investments (cost $848,661,085) (a) — 100.1%		836,497,217
Liabilities in excess of other assets — (0.1%)		(482,143)

NET ASSETS — 100.0%		$836,015,074

(a)	At September 30, 2011, the tax basis cost of the Fund’s investments was $875,908,052, tax unrealized appreciation and depreciation were $0 and $(39,410,835), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

American Funds NVIT Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$836,497,217	$—	$—	$836,497,217

Total	$836,497,217	$—	$—	$836,497,217

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 96.7%

	Principal Amount	Market Value
Aerospace/Defense 1.5%
Altegrity, Inc. 10.50%, 11/01/15(a)	$375,000	$348,750
11.75%, 05/01/16(a)(b)	900,000	828,000
Sequa Corp., 13.50%, 12/01/15(a)	457,638	485,096
TransDigm, Inc., 7.75%, 12/15/18	1,025,000	1,042,938

		2,704,784

Auto Components 1.5%
Allison Transmission, Inc., 7.13%, 05/15/19(a)	325,000	294,125
International Automotive Components Group SL, 9.13%, 06/01/18(a)	1,025,000	958,375
Pittsburgh Glass Works LLC, 8.50%, 04/15/16(a)	450,000	414,000
UCI International, Inc., 8.63%, 02/15/19	1,025,000	949,406

		2,615,906

Automobiles 1.0%
Chrysler Group LLC/CG Co.-Issuer, Inc. 8.00%, 06/15/19(a)	575,000	448,500
8.25%, 06/15/21(a)	1,150,000	885,500
Jaguar Land Rover PLC 7.75%, 05/15/18(a)	100,000	89,000
8.13%, 05/15/21(a)	275,000	242,000
Motors Liquidation Co., 7.40%, 09/01/25*(b)(c)(d)	2,500,000	18,750

		1,683,750

Automotive 2.9%
Affinia Group Holdings, Inc. 9.00%, 11/30/14	300,000	289,500
10.75%, 08/15/16(a)	450,000	459,000
Dana Holding Corp. 6.50%, 02/15/19	100,000	95,000
6.75%, 02/15/21	100,000	95,000
Exide Technologies, 8.63%, 02/01/18	875,000	813,750
Ford Motor Credit Co. LLC, 6.63%, 08/15/17	700,000	728,916
Lear Corp., 8.13%, 03/15/20	100,000	105,000
Meritor, Inc., 10.63%, 03/15/18	1,050,000	1,010,625
Stoneridge, Inc., 9.50%, 10/15/17(a)	750,000	765,000
Tenneco, Inc., 7.75%, 08/15/18	275,000	276,375
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.63%, 09/01/17(a)	425,000	420,750

		5,058,916

Building Materials 2.5%
American Standard Americas, 10.75%, 01/15/16(a)(b)	100,000	76,000
Associated Materials LLC, 9.13%, 11/01/17	575,000	465,750
Building Materials Corp. of America 7.50%, 03/15/20(a)	250,000	250,000
6.75%, 05/01/21(a)	250,000	237,500
Interline Brands, Inc., 7.00%, 11/15/18	275,000	268,813
Norcraft Cos. LP, 10.50%, 12/15/15	1,450,000	1,323,125
Nortek, Inc. 10.00%, 12/01/18(a)	475,000	439,375
8.50%, 04/15/21(a)	1,000,000	805,000
Ply Gem Industries, Inc., 8.25%, 02/15/18	700,000	570,500

		4,436,063

Building Products 0.4%
Mantech International Corp., 7.25%, 04/15/18	250,000	247,500
Masonite International Corp., 8.25%, 04/15/21(a)	525,000	473,813

		721,313

Chemicals 3.2%
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	365,750
Ferro Corp., 7.88%, 08/15/18	100,000	100,000
Hexion US Finance Corp. 8.88%, 02/01/18	925,000	763,125
9.00%, 11/15/20	425,000	311,313
Huntsman International LLC 5.50%, 06/30/16	400,000	373,000
8.63%, 03/15/21	575,000	550,562
Momentive Performance Materials, Inc., 9.00%, 01/15/21	750,000	513,750
Omnova Solutions, Inc., 7.88%, 11/01/18	450,000	364,500
OXEA Finance & Cy SCA RegS, 9.50%, 07/15/17(a)	850,000	826,625
Solutia, Inc., 7.88%, 03/15/20	650,000	684,125
Union Carbide Corp., 7.88%, 04/01/23	225,000	273,769

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Vertellus Specialties, Inc., 9.38%, 10/01/15(a)	$425,000	$371,875

		5,498,394

Commercial Banks 0.2%
CIT Group, Inc., 7.00%, 05/02/17(a)	350,000	339,500

Commercial Services & Supplies 1.2%
ARAMARK Holdings Corp., 8.63%, 05/01/16(a)	800,000	788,000
CDRT Merger Sub, Inc., 8.13%, 06/01/19(a)	975,000	901,875
Iron Mountain, Inc., 7.75%, 10/01/19	350,000	347,375

		2,037,250

Construction Machinery 1.3%
RSC Equipment Rental, Inc. 9.50%, 12/01/14	345,000	343,275
10.00%, 07/15/17(a)	275,000	288,750
10.25%, 11/15/19	500,000	490,000
8.25%, 02/01/21	150,000	129,750
United Rentals North America, Inc., 8.38%, 09/15/20	1,075,000	986,312

		2,238,087

Consumer Finance 0.8%
Ally Financial, Inc. 6.25%, 12/01/17	600,000	522,666
7.50%, 09/15/20	350,000	316,750
8.00%, 11/01/31	550,000	482,625

		1,322,041

Consumer Products 3.6%
Jarden Corp., 7.50%, 05/01/17	475,000	484,500
Libbey Glass, Inc., 10.00%, 02/15/15	383,000	401,193
Prestige Brands, Inc., 8.25%, 04/01/18	775,000	790,500
Sealy Mattress Co. 8.25%, 06/15/14	1,475,000	1,390,187
10.88%, 04/15/16(a)	339,000	357,645
Spectrum Brands, Inc. PIK, 12.00%, 08/28/19	1,292,140	1,398,742
Visant Corp., 10.00%, 10/01/17	1,650,000	1,526,250

		6,349,017

Containers & Packaging 0.3%
Sealed Air Corp., 8.38%, 09/15/21(a)	550,000	555,500

Diversified Financial Services 0.7%
Lawson Software, Inc., 11.50%, 07/15/18(a)	575,000	511,750
Level 3 Escrow, Inc., 8.13%, 07/01/19(a)	250,000	220,938
TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/18	375,000	407,812

		1,140,500

Electrical Equipment 0.2%
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 07/15/19(a)	325,000	294,125

Energy 4.0%
ATP Oil & Gas Corp., 11.88%, 05/01/15	925,000	644,031
Basic Energy Services, Inc. 7.13%, 04/15/16	950,000	902,500
7.75%, 02/15/19(a)	100,000	95,000
Berry Petroleum Co., 6.75%, 11/01/20	150,000	143,250
CGGVeritas, 7.75%, 05/15/17	450,000	443,250
Chaparral Energy, Inc., 9.88%, 10/01/20	675,000	675,000
Chesapeake Energy Corp., 6.63%, 08/15/20	325,000	334,750
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.88%, 04/01/17(a)	475,000	529,625
Complete Production Services, Inc., 8.00%, 12/15/16	675,000	675,000
Comstock Resources, Inc., 7.75%, 04/01/19	600,000	561,000
Concho Resources, Inc., 7.00%, 01/15/21	550,000	547,250
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	325,000	317,688
PHI, Inc., 8.63%, 10/15/18	775,000	763,375
SESI LLC, 6.38%, 05/01/19(a)	275,000	265,375

		6,897,094

Energy Equipment & Services 0.3%
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21(a)	650,000	585,000

Entertainment 0.4%
Cinemark USA, Inc., 7.38%, 06/15/21	125,000	118,125
HRP Myrtle Beach Operations LLC, 0.00%, 04/01/12*(a)(b)(c)(d)(e)(f)	675,000	0
Regal Cinemas Corp., 8.63%, 07/15/19	600,000	610,500

		728,625

Financial Institutions 1.8%
Lender Processing Services, Inc., 8.13%, 07/01/16	975,000	916,500
Nuveen Investments, Inc., 10.50%, 11/15/15	1,700,000	1,568,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Financial Institutions (continued)
Pinafore LLC/Pinafore, Inc., 9.00%, 10/01/18(a)	$630,000	$645,750

		3,130,500

Food & Beverage 3.7%
B&G Foods, Inc., 7.63%, 01/15/18	600,000	619,500
Darling International, Inc., 8.50%, 12/15/18	150,000	161,625
Dean Foods Co. 7.00%, 06/01/16	1,050,000	989,625
9.75%, 12/15/18	675,000	683,438
Del Monte Foods Co., 7.63%, 02/15/19(a)	450,000	380,250
Michael Foods, Inc., 9.75%, 07/15/18	1,400,000	1,445,500
Pinnacle Foods Finance LLC 10.63%, 04/01/17	650,000	651,625
8.25%, 09/01/17	575,000	560,625
US Foodservice, 8.50%, 06/30/19(a)	1,075,000	970,187

		6,462,375

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07*(b)(c)(f)	100,000	0

Gaming 5.0%
American Casinos & Entertainment Properties, LLC, 11.00%, 06/15/14	713,000	689,828
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17	1,525,000	1,538,344
Great Canadian Gaming Corp., 7.25%, 02/15/15(a)	1,350,000	1,350,000
Jacobs Entertainment, Inc., 9.75%, 06/15/14	1,225,000	1,197,437
MGM Mirage, Inc. 7.50%, 06/01/16	1,000,000	867,500
11.13%, 11/15/17	225,000	246,937
Peninsula Gaming LLC, 10.75%, 08/15/17	1,400,000	1,351,000
Seminole Indian Tribe of Florida 7.75%, 10/01/17(a)	600,000	603,000
7.80%, 10/01/20(a)	900,000	895,500

		8,739,546

Health Care Providers & Services 1.0%
DJO Finance LLC / DJO Finance Corp. 9.75%, 10/15/17(a)	275,000	229,625
7.75%, 04/15/18(a)	475,000	406,125
ExamWorks Group, Inc., 9.00%, 07/15/19(a)	500,000	467,500
IASIS Healthcare LLC / IASIS Capital Corp., 8.38%, 05/15/19(a)	850,000	688,500

		1,791,750

Healthcare 7.9%
Alere, Inc. 7.88%, 02/01/16	575,000	543,375
9.00%, 05/15/16	500,000	477,500
Bausch & Lomb, Inc., 9.88%, 11/01/15	925,000	927,313
Biomet, Inc., 11.63%, 10/15/17	1,425,000	1,478,437
CRC Health Corp., 10.75%, 02/01/16	800,000	790,000
Giant Funding Corp., 8.25%, 02/01/18(a)	525,000	525,000
HCA Holdings, Inc., 7.75%, 05/15/21(a)	600,000	562,500
HCA, Inc. 7.50%, 02/15/22	575,000	530,437
7.50%, 11/06/33	650,000	554,125
Multiplan, Inc., 9.88%, 09/01/18(a)	1,575,000	1,559,250
Omnicare, Inc., 7.75%, 06/01/20	250,000	255,000
United Surgical Partners International, Inc., 9.25%, 05/01/17	1,300,000	1,300,000
Universal Hospital Services, Inc. 3.78%, 06/01/15(e)	375,000	322,500
8.50%, 06/01/15(a)	1,100,000	1,071,125
Vanguard Health Holding LLC, 8.00%, 02/01/18	1,175,000	1,078,063
VWR Funding, Inc., Series B, 10.25%, 07/15/15	1,902,656	1,883,629

		13,858,254

Hotels, Restaurants & Leisure 2.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	1,150,000	1,187,375
DineEquity, Inc., 9.50%, 10/30/18	1,525,000	1,513,562
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.63%, 04/15/16(a)	900,000	886,500

		3,587,437

Household Products 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.88%, 08/15/19(a)	900,000	868,500

Independent Power Producers & Energy Traders 0.6%
NRG Energy, Inc. 7.63%, 05/15/19(a)	350,000	318,500
8.25%, 09/01/20	275,000	259,875
7.88%, 05/15/21(a)	600,000	549,000

		1,127,375

Industrial - Other 6.1%
American Tire Distributors, Inc., 9.75%, 06/01/17	650,000	643,500
Amsted Industries, Inc., 8.13%, 03/15/18(a)	625,000	646,875
Aquilex Holdings LLC/Aquilex Finance Corp., 11.13%, 12/15/16	600,000	264,000
Belden, Inc., 7.00%, 03/15/17	375,000	375,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial - Other (continued)
BWAY Parent Co., Inc., 10.13%, 11/01/15	$844,708	$815,143
Cleaver-Brooks, Inc., 12.25%, 05/01/16(a)	850,000	816,000
General Cable Corp., 7.13%, 04/01/17	1,150,000	1,150,000
Hillman Group, Inc. 10.88%, 06/01/18(a)	975,000	965,250
Knowledge Learning Corp., 7.75%, 02/01/15(a)	1,250,000	1,187,500
Maxim Crane Works LP, 12.25%, 04/15/15(a)	925,000	795,500
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	487,500
8.75%, 09/01/20	675,000	664,875
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,200,000	1,149,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(a)	500,000	525,000
Thermon Industries, Inc., 9.50%, 05/01/17	136,000	141,440

		10,626,583

Information Technology Services 1.4%
CoreLogic, Inc., 7.25%, 06/01/21(a)	850,000	762,875
First Data Corp. 8.25%, 01/15/21(a)	200,000	158,000
8.75%, 01/15/22(a)	550,000	434,500
iGate Corp., 9.00%, 05/01/16(a)	1,100,000	1,023,000

		2,378,375

Internet & Catalog Retail 0.6%
Sitel LLC/Sitel Finance Corp., 11.50%, 04/01/18	1,350,000	1,066,500

Media 1.8%
AMC Networks, Inc., 7.75%, 07/15/21(a)	175,000	179,375
Crown Media Holdings, Inc., 10.50%, 07/15/19(a)	550,000	544,500
Cumulus Media, Inc., 7.75%, 05/01/19(a)	700,000	589,750
Houghton Mifflin Harcourt Publishing Co., 10.50%, 06/01/19(a)	1,150,000	816,500
Intelsat Luxembourg SA, 11.50%, 02/04/17	250,000	215,000
inVentiv Health, Inc., 10.00%, 08/15/18(a)	625,000	550,000
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	275,000	280,500

		3,175,625

Media - Cable 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	100,000	104,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(a)	200,000	198,000
Insight Communications Co., Inc., 9.38%, 07/15/18(a)	200,000	224,000

		526,000

Media - Non-Cable 6.2%
Clear Channel Communications, Inc., 9.00%, 03/01/21	1,400,000	1,039,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	125,000	126,875
Series B, 9.25%, 12/15/17	750,000	766,875
Entravision Communications Corp., 8.75%, 08/01/17	650,000	609,375
Fox Acquisition Sub LLC, 13.38%, 07/15/16(a)	1,150,000	1,207,500
Idearc Litigation Trusts, 8.00%, 11/15/16*	1,375,000	13,750
Intelsat Jackson Holdings SA 7.25%, 04/01/19(a)	550,000	510,125
8.50%, 11/01/19	750,000	733,125
7.50%, 04/01/21(a)	350,000	325,500
Lamar Media Corp., Series C, 6.63%, 08/15/15	375,000	368,437
MDC Partners, Inc. 11.00%, 11/01/16	1,225,000	1,323,000
11.00%, 11/01/16(a)	150,000	160,500
Nexstar Broadcasting, Inc. 7.00%, 01/15/14	450,000	427,500
Series 1, 7.00%, 01/15/14	923,695	877,510
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18(a)	750,000	688,125
SGS International, Inc., 12.00%, 12/15/13	1,675,000	1,670,813

		10,848,510

Metals & Mining 0.1%
Aleris International, Inc. 9.00%, 12/15/14*(b)(c)(f)	600,000	60
10.00%, 12/15/16*(b)(c)(f)	475,000	0
Atkore International, Inc., 9.88%, 01/01/18(a)	275,000	248,875

		248,935

Office Electronics 0.2%
CDW LLC/CDW Finance Corp., 12.54%, 10/12/17	275,000	262,625

Oil, Gas & Consumable Fuels 1.9%
Brigham Exploration Co., 6.88%, 06/01/19	200,000	195,000
EXCO Resources, Inc., 7.50%, 09/15/18	400,000	352,000
Forbes Energy Services Ltd., 9.00%, 06/15/19(a)	850,000	786,250
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19(a)	100,000	92,000
8.63%, 04/15/20	725,000	746,750
7.75%, 02/01/21	325,000	325,000
W&T Offshore, Inc., 8.50%, 06/15/19(a)	875,000	848,750

		3,345,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Packaging 3.2%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20(a)	$775,000	$697,500
Berry Plastics Corp., 9.50%, 05/15/18	500,000	425,000
BWAY Holding Co., 10.00%, 06/15/18	625,000	656,250
Greif, Inc., 7.75%, 08/01/19	700,000	728,000
Packaging Dynamics Corp., 8.75%, 02/01/16(a)	950,000	931,000
Reynolds Group Issuer, Inc. 9.00%, 05/15/18(a)	1,400,000	1,183,000
7.13%, 04/15/19(a)	600,000	558,000
9.00%, 04/15/19(a)	150,000	127,500
8.25%, 02/15/21(a)	250,000	197,500

		5,503,750

Paper 0.3%
Cascades, Inc., 7.88%, 01/15/20	275,000	258,500
Clearwater Paper Corp. 10.63%, 06/15/16	225,000	246,656
7.13%, 11/01/18	100,000	99,250

		604,406

Paper & Forest Products 0.1%
Longview Fibre Paper & Packaging, Inc., 8.00%, 06/01/16(a)	225,000	218,250

Restaurants 1.3%
NPC International, Inc., 9.50%, 05/01/14	1,325,000	1,301,812
Seminole Hard Rock Entertainment, Inc., 2.85%, 03/15/14(a)(e)	1,025,000	912,250

		2,214,062

Retailers 2.2%
Express LLC, 8.75%, 03/01/18	175,000	183,750
JC Penney Corp., Inc., 7.40%, 04/01/37	225,000	208,125
Petco Animal Supplies, Inc., 9.25%, 12/01/18(a)	1,400,000	1,400,000
Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	1,575,000	1,452,938
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16	750,000	637,500

		3,882,313

Services 1.3%
Ceridian Corp., 11.25%, 11/15/15	150,000	123,750
Garda World Security Corp., 9.75%, 03/15/17(a)	1,150,000	1,173,000
West Corp. 8.63%, 10/01/18	125,000	121,563
7.88%, 01/15/19	875,000	822,500

		2,240,813

Specialty Retail 1.1%
Academy Ltd./Academy Finance Corp., 9.25%, 08/01/19(a)	175,000	162,750
Gymboree Corp., 9.13%, 12/01/18	1,100,000	814,000
Needle Merger Sub Corp., 8.13%, 03/15/19(a)	1,050,000	913,500
U.S. Office Products Co., expired maturity, 9.75%, 06/15/08*(b)(c)(f)	455,359	0

		1,890,250

Technology 11.8%
Advanced Micro Devices, Inc. 8.13%, 12/15/17	950,000	950,000
7.75%, 08/01/20	300,000	294,000
Allen Systems Group, Inc., 10.50%, 11/15/16(a)	1,175,000	1,069,250
Aspect Software, Inc., 10.63%, 05/15/17	700,000	703,500
Audatex North America, Inc., 6.75%, 06/15/18(a)	575,000	570,687
CDW Escrow Corp., 8.50%, 04/01/19(a)	2,000,000	1,760,000
CommScope, Inc., 8.25%, 01/15/19(a)	1,175,000	1,145,625
Compucom Systems, Inc., 12.50%, 10/01/15(a)	1,450,000	1,457,250
Eagle Parent, Inc., 8.63%, 05/01/19(a)	1,075,000	972,875
Fidelity National Information Services, Inc., 7.88%, 07/15/20	100,000	104,000
Freescale Semiconductor, Inc. 9.25%, 04/15/18(a)	950,000	976,125
10.75%, 08/01/20	670,000	670,000
GXS Worldwide, Inc., 9.75%, 06/15/15	1,250,000	1,200,000
Interactive Data Corp., 10.25%, 08/01/18	875,000	938,438
Kemet Corp., 10.50%, 05/01/18	900,000	945,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 04/15/18	800,000	844,000
Seagate Technology HDD Holdings 7.75%, 12/15/18(a)	350,000	343,000
6.88%, 05/01/20	925,000	851,000
Spansion LLC, 7.88%, 11/15/17(a)	950,000	931,000
SS&C Technologies, Inc., 11.75%, 12/01/13	323,000	326,230
SSI Invest II, 11.13%, 06/01/18	1,325,000	1,318,375
Stream Global Services, Inc., 11.25%, 10/01/14	900,000	920,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
SunGard Data Systems, Inc. 10.63%, 05/15/15	$850,000	$886,125
7.38%, 11/15/18	225,000	209,250
7.63%, 11/15/20	250,000	232,500

		20,618,480

Transportation 2.0%
Avis Budget Car Rental LLC 9.63%, 03/15/18	950,000	940,500
8.25%, 01/15/19	550,000	503,250
CHC Helicopter SA, 9.25%, 10/15/20(a)	975,000	828,750
Hertz Corp. 8.88%, 01/01/14	64,000	64,000
7.50%, 10/15/18	725,000	692,375
6.75%, 04/15/19	525,000	476,437

		3,505,312

Utility - Electric 0.8%
Edison Mission Energy 7.75%, 06/15/16	325,000	217,750
7.00%, 05/15/17	125,000	74,375
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	425,000	414,375
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(a)	219,015	213,603
Texas Competitive Electric Holdings Co. LLC Series A, 10.25%, 11/01/15	975,000	365,625
11.50%, 10/01/20(a)	175,000	140,000

		1,425,728

Utility - Natural Gas 2.6%
Crosstex Energy LP, 8.88%, 02/15/18	1,325,000	1,358,125
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	300,000	255,000
Holly Energy Partners LP, 6.25%, 03/01/15	750,000	740,625
Inergy LP/Inergy Finance Corp. 7.00%, 10/01/18	1,125,000	1,057,500
6.88%, 08/01/21	150,000	136,500
Regency Energy Partners LP/Regency Energy Finance Corp., 9.38%, 06/01/16	225,000	243,563
Southern Star Central Corp., 6.75%, 03/01/16	600,000	594,000
Suburban Propane Partners LP, 7.38%, 03/15/20	225,000	225,000

		4,610,313

Wireless Communications 2.7%
Buccaneer Merger Sub, Inc., 9.13%, 01/15/19(a)	1,050,000	1,029,000
Digicel Group Ltd. 9.13%, 01/15/15(a)	800,767	752,721
8.25%, 09/01/17(a)	1,375,000	1,292,500
10.50%, 04/15/18(a)	150,000	147,750
MetroPCS Wireless, Inc. 7.88%, 09/01/18	825,000	800,250
6.63%, 11/15/20	725,000	638,000

		4,660,221

Wireline Communications 0.1%
tw telecom holdings, inc., 8.00%, 03/01/18	100,000	104,000

Total Corporate Bonds (cost $178,675,583)		168,728,403

Common Stocks 0.1%

	Shares	Market Value
Automobiles 0.1%
General Motors Co.*	9,902	$199,822

Consumer Products 0.0%†
Sleepmaster LLC Membership Units ADR-NL*(b)(c)	185	0

Packaging 0.0%†
Pliant Corp.*(b)(c)	1	0

Total Common Stocks (cost $445,114)		199,822

Preferred Stock 0.2%

	Shares	Market Value
Consumer Finance 0.2%
Ally Financial, Inc., 7.00%(a)	678	$454,027

Total Preferred Stock (cost $328,381)		454,027

Warrants 0.1%

	Number of Warrants	Market Value
Automobiles 0.1%
General Motors Co., expiring 7/10/2019*	9,002	$71,386

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Warrants (continued)

	Number of Warrants	Market Value
Automobiles (continued)
General Motors Co., expiring 7/10/2016*	9,002	$104,783

Total Warrants (cost $328,688)		176,169

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(g)	449,407	$449,407

Total Mutual Fund (cost $449,407)		449,407

Total Investments (cost $180,227,173) (h) — 97.4%		170,007,828
Other assets in excess of liabilities — 2.6%		4,482,879

NET ASSETS — 100.0%		$174,490,707

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $65,101,467 which represents 37.31% of net assets.
(b)	Illiquid security.
(c)	Fair Valued Security.
(d)	Restricted security.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.
(f)	Security in default.
(g)	Represents 7-day effective yield as of September 30, 2011.
(h)	At September 30, 2011, the tax basis cost of the Fund’s investments was $180,350,947, tax unrealized appreciation and depreciation were $3,385,737 and $(13,728,856), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NL	Netherlands
PLC	Public Limited Company
PIK	Paid In Kind
SA	Stock Company
SCA	Limited partnership with share capital

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automobiles	$199,822	$—	$—	$199,822
Consumer Products	—	—	—	—
Packaging	—	—	—	—

Total Common Stocks	$199,822	$—	$—	$199,822

Corporate Bonds
Aerospace/Defense	—	2,704,784	—	2,704,784
Auto Components	—	2,615,906	—	2,615,906
Automobiles	—	1,665,000	18,750	1,683,750
Automotive	—	5,058,916	—	5,058,916
Building Materials	—	4,436,063	—	4,436,063
Building Products	—	721,313	—	721,313
Chemicals	—	5,498,394	—	5,498,394
Commercial Banks	—	339,500	—	339,500
Commercial Services & Supplies	—	2,037,250	—	2,037,250
Construction Machinery	—	2,238,087	—	2,238,087
Consumer Finance	—	1,322,041	—	1,322,041
Consumer Products	—	6,349,017	—	6,349,017
Containers & Packaging	—	555,500	—	555,500
Diversified Financial Services	—	1,140,500	—	1,140,500
Electrical Equipment	—	294,125	—	294,125
Energy	—	6,897,094	—	6,897,094
Energy Equipment & Services	—	585,000	—	585,000
Entertainment	—	728,625	—	728,625
Financial Institutions	—	3,130,500	—	3,130,500
Food & Beverage	—	6,462,375	—	6,462,375
Food & Staples Retailing	—	—	—	—
Gaming	—	8,739,546	—	8,739,546
Health Care Providers & Services	—	1,791,750	—	1,791,750
Healthcare	—	13,858,254	—	13,858,254
Hotels, Restaurants & Leisure	—	3,587,437	—	3,587,437
Household Products	—	868,500	—	868,500
Independent Power Producers & Energy Traders	—	1,127,375	—	1,127,375
Industrial - Other	—	10,626,583	—	10,626,583
Information Technology Services	—	2,378,375	—	2,378,375
Internet & Catalog Retail	—	1,066,500	—	1,066,500
Media	—	3,175,625	—	3,175,625
Media - Cable	—	526,000	—	526,000
Media - Non-Cable	—	10,848,510	—	10,848,510
Metals & Mining	—	248,875	60	248,935
Office Electronics	—	262,625	—	262,625
Oil, Gas & Consumable Fuels	—	3,345,750	—	3,345,750
Packaging	—	5,503,750	—	5,503,750
Paper	—	604,406	—	604,406
Paper & Forest Products	—	218,250	—	218,250
Restaurants	—	2,214,062	—	2,214,062
Retailers	—	3,882,313	—	3,882,313
Services	—	2,240,813	—	2,240,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Federated NVIT High Income Bond Fund

Asset Type	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Specialty Retail	—	1,890,250	—	1,890,250
Technology	—	20,618,480	—	20,618,480
Transportation	—	3,505,312	—	3,505,312
Utility - Electric	—	1,425,728	—	1,425,728
Utility - Natural Gas	—	4,610,313	—	4,610,313
Wireless Communications	—	4,660,221	—	4,660,221
Wireline Communications	—	104,000	—	104,000

Total Corporate Bonds	$—	$168,709,593	$18,810	$168,728,403

Mutual Fund	449,407	—	—	449,407
Preferred Stock*	—	454,027	—	454,027
Warrants*	176,169	—	—	176,169

Total	$825,398	$169,163,620	$18,810	$170,007,828

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/10	$—	$—	$—
Realized Gain/(Loss)	3,911	(838,552)	(834,641)
Change in Unrealized Appreciation/(Depreciation)	—	853,470	853,470
Purchases*	—	—	—
Sales	(3,911)	—	(3,911)
Transfers Into Level 3	—	3,892	3,892
Transfers Out of Level 3	—	—	—

Balance as of 09/30/11	$—	$18,810	$18,810

Change in Unrealized Appreciation/(Depreciation) for Securities Still Held	$—	$14,918	$14,918

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investments presented above include corporate bond investments, valued at $3,892 as of December 31, 2010, that were transferred from Level 2 to Level 3 during the period ended September 30, 2011. These transfers occurred because the investments were no longer valued on a daily basis by the Fund’s pricing vendor once the bonds entered into default status. The corporate bond investments are currently being fair valued daily by the Fund under procedures approved by the Board of Trustees. As of September 30, 2011, the investments are valued at an aggregate value of $60.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 93.6%

	Shares	Market Value
Aerospace & Defense 3.4%
Boeing Co. (The)	68,280	$4,131,623
Textron, Inc.	121,790	2,148,375

		6,279,998

Air Freight & Logistics 0.9%
FedEx Corp.	25,610	1,733,285

Auto Components 1.7%
Lear Corp.	71,780	3,079,362

Automobiles 0.5%
General Motors Co.*	41,500	837,470

Beverages 1.4%
Coca-Cola Co. (The)	39,170	2,646,325

Biotechnology 1.0%
Amgen, Inc.	33,710	1,852,365

Building Products 1.4%
Owens Corning, Inc.*	116,150	2,518,132

Capital Markets 3.8%
Goldman Sachs Group, Inc. (The)	24,380	2,305,129
Invesco Ltd.	171,165	2,654,769
State Street Corp.	61,920	1,991,347

		6,951,245

Commercial Banks 5.1%
Fifth Third Bancorp	249,200	2,516,920
SunTrust Banks, Inc.	114,580	2,056,711
Wells Fargo & Co.	198,280	4,782,514

		9,356,145

Computers & Peripherals 1.1%
Hewlett-Packard Co.	93,840	2,106,708

Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV, NYRS-NL	39,865	1,141,335

Consumer Finance 2.2%
American Express Co.	71,635	3,216,411
Capital One Financial Corp.	20,160	798,941

		4,015,352

Diversified Financial Services 7.4%
Bank of America Corp.	439,990	2,692,739
Citigroup, Inc.	81,372	2,084,751
JPMorgan Chase & Co.	130,650	3,935,178
Moody’s Corp.	164,720	5,015,724

		13,728,392

Diversified Telecommunication Services 2.7%
Koninklijke KPN NV, ADR-NL	138,600	1,825,362
Telefonica SA, ADR-ES	162,110	3,099,543

		4,924,905

Electric Utilities 0.8%
NV Energy, Inc.	96,300	1,416,573

Electrical Equipment 1.3%
ABB Ltd., ADR-CH REG*	139,070	2,375,316

Electronic Equipment, Instruments & Components 1.5%
Avnet, Inc.*	108,050	2,817,944

Energy Equipment & Services 4.2%
Halliburton Co.	80,740	2,464,185
McDermott International, Inc.*	104,135	1,120,493
National Oilwell Varco, Inc.	54,420	2,787,392
Weatherford International Ltd.*	120,950	1,476,799

		7,848,869

Food & Staples Retailing 1.3%
CVS Caremark Corp.	71,040	2,385,523

Health Care Equipment & Supplies 3.5%
Covidien PLC	72,860	3,213,126
Zimmer Holdings, Inc.*	61,490	3,289,715

		6,502,841

Health Care Providers & Services 5.0%
Aetna, Inc.	77,475	2,816,216
Medco Health Solutions, Inc.*	65,870	3,088,645
WellPoint, Inc.	52,340	3,416,755

		9,321,616

Household Durables 1.6%
NVR, Inc.*	3,060	1,848,179
Whirlpool Corp.	21,940	1,095,025

		2,943,204

Household Products 1.1%
Energizer Holdings, Inc.*	31,685	2,105,151

Information Technology Services 2.7%
Lender Processing Services, Inc.	169,431	2,319,510
Visa, Inc., Class A	31,430	2,694,180

		5,013,690

Insurance 3.5%
Berkshire Hathaway, Inc., Class B*	66,550	4,727,712
MetLife, Inc.	63,915	1,790,259

		6,517,971

Machinery 2.8%
Deere & Co.	25,810	1,666,552
Eaton Corp.	44,500	1,579,750
Joy Global, Inc.	17,700	1,104,126
Terex Corp.*	85,700	879,282

		5,229,710

Media 2.3%
Cablevision Systems Corp., Class A	78,770	1,239,052
McGraw-Hill Cos., Inc. (The)	74,200	3,042,200

		4,281,252

Metals & Mining 2.7%
Cliffs Natural Resources, Inc.	23,700	1,212,729
Freeport-McMoRan Copper & Gold, Inc.	27,980	851,991

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Teck Resources Ltd., Class B	43,065	$1,257,067
Walter Energy, Inc.	4,765	285,948
Xstrata PLC	116,020	1,465,065

		5,072,800

Multiline Retail 2.7%
J.C. Penney Co., Inc.	80,210	2,148,024
Macy’s, Inc.	107,125	2,819,530

		4,967,554

Multi-Utilities 2.9%
CenterPoint Energy, Inc.	120,830	2,370,685
National Grid PLC, ADR-UK	27,460	1,362,016
PG&E Corp.	37,860	1,601,856

		5,334,557

Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	28,430	1,792,512
Apache Corp.	26,060	2,091,054
Canadian Natural Resources Ltd.	88,100	2,578,687
Cenovus Energy, Inc.	99,100	3,043,361
El Paso Corp.	95,290	1,665,669
EOG Resources, Inc.	38,380	2,725,364
Occidental Petroleum Corp.	26,950	1,926,925
Southwestern Energy Co.*	35,530	1,184,215

		17,007,787

Personal Products 1.1%
Avon Products, Inc.	103,390	2,026,444

Pharmaceuticals 3.9%
Pfizer, Inc.	100,590	1,778,431
Shire PLC, ADR-IE	56,930	5,347,435

		7,125,866

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	76,670	1,635,371
Lam Research Corp.*	29,190	1,108,636
NXP Semiconductor NV*	109,700	1,548,964

		4,292,971

Software 1.6%
Check Point Software Technologies Ltd.*	29,210	1,541,120
Oracle Corp.	52,100	1,497,354

		3,038,474

Specialty Retail 2.4%
Best Buy Co., Inc.	90,055	2,098,281
Lowe’s Cos., Inc.	120,070	2,322,154

		4,420,435

Total Common Stocks (cost $194,437,024)		173,217,567

Mutual Fund 5.8%

	Shares	Market Value
Money Market Fund 5.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	10,665,133	$10,665,133

Total Mutual Fund (cost $10,665,133)		10,665,133

Total Investments (cost $205,102,157) (b) — 99.4%		183,882,700
Other assets in excess of liabilities — 0.6%		1,051,287

NET ASSETS — 100.0%		$184,933,987

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $205,716,231, tax unrealized appreciation and depreciation were $12,515,061 and $(34,348,592), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

ADR	American Depositary Receipt
CH	Switzerland
ES	Spain
IE	Ireland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,279,998	$—	$—	$6,279,998
Air Freight & Logistics	1,733,285	—	—	1,733,285
Auto Components	3,079,362	—	—	3,079,362
Automobiles	837,470	—	—	837,470
Beverages	2,646,325	—	—	2,646,325
Biotechnology	1,852,365	—	—	1,852,365
Building Products	2,518,132	—	—	2,518,132
Capital Markets	6,951,245	—	—	6,951,245
Commercial Banks	9,356,145	—	—	9,356,145
Computers & Peripherals	2,106,708	—	—	2,106,708
Construction & Engineering	1,141,335	—	—	1,141,335
Consumer Finance	4,015,352	—	—	4,015,352
Diversified Financial Services	13,728,392	—	—	13,728,392
Diversified Telecommunication Services	4,924,905	—	—	4,924,905
Electric Utilities	1,416,573	—	—	1,416,573
Electrical Equipment	2,375,316	—	—	2,375,316
Electronic Equipment, Instruments & Components	2,817,944	—	—	2,817,944
Energy Equipment & Services	7,848,869	—	—	7,848,869
Food & Staples Retailing	2,385,523	—	—	2,385,523
Health Care Equipment & Supplies	6,502,841	—	—	6,502,841
Health Care Providers & Services	9,321,616	—	—	9,321,616
Household Durables	2,943,204	—	—	2,943,204
Household Products	2,105,151	—	—	2,105,151
Information Technology Services	5,013,690	—	—	5,013,690
Insurance	6,517,971	—	—	6,517,971
Machinery	5,229,710	—	—	5,229,710
Media	4,281,252	—	—	4,281,252
Metals & Mining	3,607,735	1,465,065	—	5,072,800
Multiline Retail	4,967,554	—	—	4,967,554
Multi-Utilities	5,334,557	—	—	5,334,557
Oil, Gas & Consumable Fuels	17,007,787	—	—	17,007,787
Personal Products	2,026,444	—	—	2,026,444
Pharmaceuticals	7,125,866	—	—	7,125,866
Semiconductors & Semiconductor Equipment	4,292,971	—	—	4,292,971
Software	3,038,474	—	—	3,038,474
Specialty Retail	4,420,435	—	—	4,420,435

Total Common Stocks	$171,752,502	$1,465,065	$—	$173,217,567

Mutual Fund	$10,665,133	$—	$—	$10,665,133

Total	$182,417,635	$1,465,065	$—	$183,882,700

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 97.2%

	Shares	Market Value
Capital Markets 7.0%
BlackRock, Inc.	33,261	$4,922,960
Charles Schwab Corp. (The)	557,540	6,283,476

		11,206,436

Chemicals 6.7%
Ecolab, Inc.	114,080	5,577,371
Novozymes AS, Class B	11,638	1,654,672
Praxair, Inc.	37,428	3,498,770

		10,730,813

Commercial Services & Supplies 1.6%
Herman Miller, Inc.	145,764	2,603,345

Electronic Equipment, Instruments & Components 5.1%
Anixter International, Inc.	87,464	4,149,292
National Instruments Corp.	177,849	4,065,628

		8,214,920

Food Products 5.1%
JM Smucker Co. (The)	38,032	2,772,152
McCormick & Co., Inc., Non-Voting Shares	117,310	5,415,030

		8,187,182

Health Care Equipment & Supplies 6.2%
Becton, Dickinson and Co.	68,003	4,985,980
Covidien PLC	112,538	4,962,926

		9,948,906

Household Products 4.3%
Procter & Gamble Co. (The)	110,354	6,972,166

Industrial Conglomerates 7.7%
3M Co.	67,171	4,822,206
Danaher Corp.	179,214	7,516,235

		12,338,441

Information Technology Services 2.7%
MasterCard, Inc., Class A	13,519	4,287,686

Insurance 4.2%
Progressive Corp. (The)	380,317	6,754,430

Internet Software & Services 4.3%
Google, Inc., Class A*	13,328	6,855,657

Media 5.6%
Comcast Corp., Special Class A	165,492	3,424,029
Scripps Networks Interactive, Inc., Class A	150,215	5,583,492

		9,007,521

Multiline Retail 3.0%
Target Corp.	98,057	4,808,715

Oil, Gas & Consumable Fuels 13.1%
BG Group PLC	367,534	7,034,093
Cimarex Energy Co.	78,854	4,392,168
Newfield Exploration Co.*	164,117	6,513,804
Noble Energy, Inc.	45,455	3,218,214

		21,158,279

Pharmaceuticals 8.1%
Hospira, Inc.*	130,630	4,833,310
Novo Nordisk AS, ADR-DK	32,015	3,186,133
Roche Holding AG, ADR-CH	119,855	4,820,568
Roche Holding AG	1,052	169,911

		13,009,922

Professional Services 1.1%
ICF International, Inc.*	97,831	1,840,201

Road & Rail 1.6%
Canadian National Railway Co.	38,520	2,564,662

Semiconductors & Semiconductor Equipment 7.4%
Altera Corp.	150,243	4,737,162
Texas Instruments, Inc.	267,068	7,117,362

		11,854,524

Trading Companies & Distributors 2.4%
W.W. Grainger, Inc.	26,213	3,919,892

Total Common Stocks (cost $144,114,233)		156,263,698

Mutual Fund 3.3%

	Shares	Market Value
Money Market Fund 3.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	5,338,135	$5,338,135

Total Mutual Fund (cost $5,338,135)		5,338,135

Total Investments (cost $149,452,368) (b) — 100.5%		161,601,833
Liabilities in excess of other assets — (0.5%)		(838,624)

NET ASSETS — 100.0%		$160,763,209

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $152,143,420, tax unrealized appreciation and depreciation were $18,220,243 and $(8,761,830), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
CH	Switzerland
DK	Denmark
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Capital Markets	$11,206,436	$—	$—	$11,206,436
Chemicals	9,076,141	1,654,672	—	10,730,813
Commercial Services & Supplies	2,603,345	—	—	2,603,345
Electronic Equipment, Instruments & Components	8,214,920	—	—	8,214,920
Food Products	8,187,182	—	—	8,187,182
Health Care Equipment & Supplies	9,948,906	—	—	9,948,906
Household Products	6,972,166	—	—	6,972,166
Industrial Conglomerates	12,338,441	—	—	12,338,441
Information Technology Services	4,287,686	—	—	4,287,686
Insurance	6,754,430	—	—	6,754,430
Internet Software & Services	6,855,657	—	—	6,855,657
Media	9,007,521	—	—	9,007,521
Multiline Retail	4,808,715	—	—	4,808,715
Oil, Gas & Consumable Fuels	14,124,186	7,034,093	—	21,158,279
Pharmaceuticals	12,840,011	169,911	—	13,009,922
Professional Services	1,840,201	—	—	1,840,201
Road & Rail	2,564,662	—	—	2,564,662
Semiconductors & Semiconductor Equipment	11,854,524	—	—	11,854,524
Trading Companies & Distributors	3,919,892	—	—	3,919,892

Total Common Stocks	$147,405,022	$8,858,676	$—	$156,263,698

Mutual Fund	5,338,135	—	—	5,338,135

Total	$152,743,157	$8,858,676	$—	$161,601,833

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.
For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobile 0.1%
Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.35%, 12/15/15	$1,150,000	$1,157,774

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,370,261

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	288,309

Total Asset-Backed Securities (cost $2,766,001)		2,816,344

Commercial Mortgage Backed Securities 2.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	$1,200,000	$1,158,532
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,447,560
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,757,466
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.27%, 12/10/49(a)	3,271,583	3,564,059
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,820,000	3,035,160
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.01%, 05/15/46(a)	2,080,000	2,196,863
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	3,067,000	3,191,557
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	2,238,803
Series 2006-LDP7, Class A4, 6.07%, 04/15/45(a)	3,339,000	3,670,178
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,097,830
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	375,337
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32(a)	2,109,000	2,225,431
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4 5.24%, 11/12/35(a)	2,000,000	2,099,848
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 5.97%, 08/12/49(a)	800,000	840,726
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.92%, 05/15/43(a)	800,000	884,330
Series 2007-C33, Class A4, 6.10%, 02/15/51(a)	1,945,000	2,048,324

Total Commercial Mortgage Backed Securities (cost $30,567,142)		34,832,004

Corporate Bonds 21.0%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 02/15/20	$500,000	$570,523
General Dynamics Corp. 4.25%, 05/15/13	250,000	264,051
3.88%, 07/15/21	100,000	108,707
Goodrich Corp. 6.29%, 07/01/16	354,000	416,222
6.80%, 07/01/36	185,000	248,092
Honeywell International, Inc. 5.40%, 03/15/16(b)	705,000	818,858
5.30%, 03/01/18	840,000	987,746
L-3 Communications Corp., 5.20%, 10/15/19	500,000	527,562
Lockheed Martin Corp., 5.72%, 06/01/40	215,000	246,344
Lockheed Martin Corp., Series B, 6.15%, 09/01/36	354,000	428,854
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	502,876
Raytheon Co. 6.40%, 12/15/18	206,000	253,587
3.13%, 10/15/20	250,000	248,966
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	315,000
United Technologies Corp. 4.88%, 05/01/15	545,000	611,408
4.50%, 04/15/20	750,000	832,421
6.13%, 07/15/38	400,000	504,197

		7,885,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)

Air Freight & Logistics 0.1%
United Parcel Service of America, Inc. 8.38%, 04/01/20	$118,000	$166,000
8.38%, 04/01/30(c)	177,000	265,223
United Parcel Service, Inc. 3.13%, 01/15/21	500,000	522,008
6.20%, 01/15/38	295,000	399,922

		1,353,153

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	147,000	157,559
United Air Lines, Inc., Series 2009-2A, 9.75%, 01/15/17	444,671	486,915

		644,474

Auto Components 0.1%
Johnson Controls, Inc. 4.88%, 09/15/13	177,000	189,178
1.75%, 03/01/14	500,000	503,910
4.25%, 03/01/21	150,000	157,375

		850,463

Automobile 0.0%†
Daimler Finance North America LLC, 6.50%, 11/15/13	487,000	534,685

Beverages 0.5%
Anheuser-Busch Cos., Inc. 4.38%, 01/15/13	29,000	30,127
5.00%, 03/01/19	236,000	265,827
5.75%, 04/01/36	324,000	391,924
6.00%, 11/01/41	147,000	183,141
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	261,778
7.75%, 01/15/19	1,000,000	1,298,689
5.00%, 04/15/20	275,000	314,598
4.38%, 02/15/21(b)	150,000	165,714
Bottling Group LLC, 4.63%, 11/15/12	413,000	431,471
Coca-Cola Co. (The) 1.80%, 09/01/16(d)	480,000	481,387
3.15%, 11/15/20	450,000	464,485
Diageo Finance BV, 5.30%, 10/28/15	649,000	732,239
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	250,000	258,158
Pepsi Bottling Group, Inc., Series B, 7.00%, 03/01/29	206,000	291,667
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	493,322
PepsiCo, Inc. 2.50%, 05/10/16	400,000	414,126
7.90%, 11/01/18	700,000	931,407
3.13%, 11/01/20	300,000	307,566
5.50%, 01/15/40	250,000	312,157

		8,029,783

Biotechnology 0.1%
Amgen, Inc. 2.30%, 06/15/16	250,000	255,964
3.45%, 10/01/20	600,000	618,362
6.40%, 02/01/39	600,000	789,639
Celgene Corp., 3.95%, 10/15/20	400,000	405,218
Genentech, Inc., 5.25%, 07/15/35	88,000	102,536
Gilead Sciences, Inc., 4.50%, 04/01/21	200,000	215,560

		2,387,279

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	118,068

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	165,800
Bank of New York Mellon Corp. (The) 5.13%, 08/27/13	450,000	484,355
4.30%, 05/15/14	500,000	539,480
2.30%, 07/28/16	200,000	201,472
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	369,000	397,937
5.30%, 10/30/15	177,000	191,087
4.65%, 07/02/18	354,000	371,301
Credit Suisse Guernsey, 5.86%, 05/15/17(e)	400,000	314,000
Credit Suisse USA, Inc. 5.13%, 01/15/14	171,000	179,174
5.85%, 08/16/16	400,000	439,659
7.13%, 07/15/32	555,000	635,010
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	870,000	903,974
5.13%, 01/15/15	664,000	685,498
5.35%, 01/15/16	577,000	597,030
3.63%, 02/07/16	855,000	832,407
5.63%, 01/15/17	1,000,000	970,067
6.00%, 06/15/20	1,000,000	1,028,665
6.13%, 02/15/33	1,150,000	1,154,669
6.75%, 10/01/37	500,000	457,372
Jefferies Group, Inc. 5.13%, 04/13/18	500,000	468,252
6.25%, 01/15/36	177,000	160,562
Mellon Funding Corp., 5.00%, 12/01/14	265,000	284,490
Morgan Stanley 5.30%, 03/01/13	664,000	669,544
2.88%, 01/24/14	600,000	577,816
4.75%, 04/01/14	590,000	560,688
6.00%, 04/28/15	250,000	248,819
3.45%, 11/02/15	450,000	414,427
3.80%, 04/29/16	275,000	253,531
5.45%, 01/09/17	1,325,000	1,278,066
7.30%, 05/13/19	700,000	721,368
5.63%, 09/23/19	1,000,000	938,071
5.75%, 01/25/21	300,000	276,020
7.25%, 04/01/32	324,000	327,453
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	405,905
State Street Corp., 4.38%, 03/07/21	600,000	644,407
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(e)	275,000	204,188

		18,982,564

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	$118,000	$128,435
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	179,512
Dow Chemical Co. (The) 5.90%, 02/15/15	300,000	331,166
4.25%, 11/15/20	400,000	402,149
9.40%, 05/15/39	260,000	401,574
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	385,000	441,962
4.90%, 01/15/41	300,000	334,089
Eastman Chemical Co., 3.00%, 12/15/15	250,000	253,466
Lubrizol Corp. 5.50%, 10/01/14	354,000	397,248
6.50%, 10/01/34	147,000	194,704
Praxair, Inc. 3.95%, 06/01/13	177,000	186,667
4.05%, 03/15/21	200,000	216,678
3.00%, 09/01/21	450,000	450,838

		3,918,488

Commercial Banks 1.8%
Bank of America NA 6.00%, 06/15/16	295,000	289,103
5.30%, 03/15/17	200,000	180,632
Bank of Montreal, 1.75%, 04/29/14	600,000	607,431
Bank of Nova Scotia 2.05%, 10/07/15	500,000	503,882
2.90%, 03/29/16	700,000	727,863
Bank One Corp. 5.25%, 01/30/13	147,000	152,416
8.00%, 04/29/27	290,000	374,815
Barclays Bank PLC 5.20%, 07/10/14	550,000	562,473
5.13%, 01/08/20	800,000	783,970
5.14%, 10/14/20	250,000	202,734
BB&T Corp. 2.05%, 04/28/14	600,000	606,278
3.20%, 03/15/16	500,000	510,683
BNP Paribas 3.60%, 02/23/16	750,000	738,082
5.00%, 01/15/21	250,000	244,754
Comerica, Inc., 4.80%, 05/01/15	177,000	182,629
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	250,000	249,492
5.25%, 05/24/41	175,000	191,788
Credit Suisse New York, 4.38%, 08/05/20	400,000	387,071
Deutsche Bank AG, Series 1, 3.25%, 01/11/16	275,000	269,636
Discover Bank, 7.00%, 04/15/20	400,000	423,979
Eksportfinans ASA 2.38%, 05/25/16	150,000	155,054
5.50%, 05/25/16	383,000	449,460
Export-Import Bank of Korea, 4.00%, 01/29/21(b)	600,000	554,571
Fifth Third Bancorp, 3.63%, 01/25/16	750,000	762,458
HSBC Bank USA NA 4.63%, 04/01/14	590,000	604,159
5.63%, 08/15/35	250,000	241,237
HSBC Holdings PLC 6.50%, 05/02/36	400,000	401,440
6.50%, 09/15/37	600,000	588,914
JPMorgan Chase Bank NA 6.00%, 07/05/17	2,210,000	2,382,161
6.00%, 10/01/17	1,000,000	1,051,305
KeyBank NA 5.80%, 07/01/14	147,000	158,469
6.95%, 02/01/28	225,000	263,842
Korea Development Bank 5.75%, 09/10/13	118,000	125,058
3.25%, 03/09/16	700,000	674,796
Lloyds TSB Bank PLC, 6.38%, 01/21/21	500,000	492,962
National City Corp., 4.90%, 01/15/15	354,000	384,079
PNC Funding Corp. 5.25%, 11/15/15	354,000	379,928
5.13%, 02/08/20	500,000	553,436
Royal Bank of Canada, 2.88%, 04/19/16	500,000	518,053
Royal Bank Of Scotland Group PLC, 5.00%, 11/12/13	150,000	141,990
Royal Bank of Scotland PLC (The) Series 2, 3.40%, 08/23/13	200,000	199,078
3.95%, 09/21/15	200,000	188,092
4.38%, 03/16/16	1,000,000	956,196
5.63%, 08/24/20	250,000	241,463
6.13%, 01/11/21	150,000	148,284
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	152,079
UBS AG 5.88%, 07/15/16	1,121,000	1,154,552
5.88%, 12/20/17	350,000	360,161
UnionBanCal Corp., 5.25%, 12/16/13	206,000	220,527
US Bancorp 1.38%, 09/13/13	600,000	603,686
4.13%, 05/24/21	150,000	161,706
US Bank NA 4.95%, 10/30/14	265,000	288,422
4.80%, 04/15/15	133,000	145,395
Wachovia Bank NA 5.60%, 03/15/16	708,000	772,710
6.60%, 01/15/38	1,000,000	1,145,710
Wachovia Corp. 5.50%, 05/01/13	1,000,000	1,062,653
4.88%, 02/15/14	183,000	190,343
Wells Fargo & Co. 3.68%, 06/15/16	500,000	520,313
5.13%, 09/15/16	206,000	218,785
4.60%, 04/01/21	500,000	534,453
5.38%, 02/07/35	457,000	486,956
Wells Fargo Capital X, 5.95%, 12/15/36	275,000	267,972
Wells Fargo Capital XIII, 7.70%, 03/26/13(e)	475,000	475,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Westpac Banking Corp.
2.10%, 08/02/13	$250,000	$253,576
4.20%, 02/27/15	1,000,000	1,048,385

		30,869,580

Commercial Services & Supplies 0.2%
Block Financial LLC, 7.88%, 01/15/13	100,000	104,791
Cintas Corp., 4.30%, 06/01/21	125,000	134,958
Pitney Bowes, Inc. 4.75%, 01/15/16	295,000	313,156
4.75%, 05/15/18	88,000	88,204
Republic Services, Inc., 5.25%, 11/15/21	800,000	896,743
Science Applications International Corp., 5.50%, 07/01/33	177,000	196,912
Waste Management, Inc. 6.38%, 11/15/12	206,000	218,154
6.38%, 03/11/15	500,000	573,792
7.00%, 07/15/28	162,000	204,028

		2,730,738

Communications Equipment 0.1%
Cisco Systems, Inc. 1.63%, 03/14/14	800,000	813,624
5.50%, 02/22/16	425,000	490,013
4.95%, 02/15/19	200,000	227,591
5.90%, 02/15/39	500,000	600,557
Motorola, Inc., 7.50%, 05/15/25	206,000	241,234
Nokia OYJ, 5.38%, 05/15/19	150,000	146,310

		2,519,329

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21(b)	100,000	105,883
7.10%, 04/15/28	206,000	252,159
Hewlett-Packard Co. 1.55%, 05/30/14	300,000	298,079
2.35%, 03/15/15	600,000	601,817
5.50%, 03/01/18	800,000	892,629
3.75%, 12/01/20	500,000	485,690

		2,636,257

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	412,343

Consumer Finance 0.5%
American Express Co. 4.88%, 07/15/13	1,348,000	1,415,705
6.15%, 08/28/17	200,000	228,607
8.13%, 05/20/19	845,000	1,066,485
6.80%, 09/01/66(a)	290,000	280,937
Capital One Bank USA NA, 5.13%, 02/15/14	765,000	817,028
Capital One Capital III, 7.69%, 08/15/36	250,000	244,375
Capital One Financial Corp., 5.25%, 02/21/17	304,000	321,787
Caterpillar Financial Services Corp. 6.13%, 02/17/14	1,400,000	1,561,993
5.50%, 03/15/16	295,000	340,898
HSBC Finance Corp., 6.68%, 01/15/21(d)	895,000	879,626
SLM Corp. Series A, 5.38%, 05/15/14	1,091,000	1,073,690
6.25%, 01/25/16	300,000	294,461
8.45%, 06/15/18	150,000	156,025
Toyota Motor Credit Corp., 2.80%, 01/11/16	600,000	612,899

		9,294,516

Diversified Financial Services 3.4%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,638,001
Associates Corp of North America, 6.95%, 11/01/18	339,000	375,235
AXA Financial, Inc., 7.00%, 04/01/28	133,000	146,066
Bank of America Corp. 4.88%, 01/15/13	649,000	646,739
4.75%, 08/01/15	619,000	595,561
5.25%, 12/01/15	737,000	681,413
5.63%, 10/14/16	1,460,000	1,403,048
Series L, 5.65%, 05/01/18	3,200,000	3,038,506
5.63%, 07/01/20	1,000,000	921,062
5.00%, 05/13/21	1,000,000	892,154
Boeing Capital Corp., 2.90%, 08/15/18	400,000	413,246
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	153,821
BP Capital Markets PLC 3.88%, 03/10/15	900,000	954,194
3.20%, 03/11/16	400,000	417,011
4.50%, 10/01/20	200,000	216,626
Capital One Capital IV, 6.75%, 02/17/37(a)	185,000	176,675
Citigroup Funding, Inc., 2.25%, 12/10/12	6,485,000	6,626,606
Citigroup, Inc. 5.50%, 04/11/13	500,000	514,613
5.50%, 10/15/14	2,100,000	2,181,795
5.30%, 01/07/16	1,979,000	2,056,795
3.95%, 06/15/16	450,000	448,929
5.85%, 08/02/16	413,000	441,563
6.13%, 11/21/17	500,000	534,286
5.38%, 08/09/20	250,000	259,004
6.63%, 06/15/32	333,000	321,878
5.88%, 02/22/33	118,000	98,704
5.85%, 12/11/34	525,000	506,880
5.88%, 05/29/37	250,000	238,992
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	346,183
Deutsche Bank AG, 4.88%, 05/20/13	1,250,000	1,291,812
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	179,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
EnCana Holdings Finance Corp., 5.80%, 05/01/14	$634,000	$694,133
General Electric Capital Corp. 1.88%, 09/16/13	1,300,000	1,305,976
4.88%, 03/04/15	619,000	660,985
5.00%, 01/08/16	295,000	318,432
5.40%, 02/15/17	585,000	637,743
5.63%, 09/15/17	1,100,000	1,206,630
5.30%, 02/11/21	350,000	363,090
Series A, 6.75%, 03/15/32	1,128,000	1,287,692
6.15%, 08/07/37	1,200,000	1,282,616
6.38%, 11/15/67(a)	275,000	258,500
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	226,389
JPMorgan Chase & Co. 2.13%, 12/26/12	3,225,000	3,295,547
3.70%, 01/20/15	805,000	824,850
4.75%, 03/01/15	254,000	269,043
5.15%, 10/01/15	501,000	528,698
3.15%, 07/05/16	350,000	347,727
4.25%, 10/15/20	350,000	350,829
4.63%, 05/10/21	500,000	511,148
5.60%, 07/15/41	400,000	417,842
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	750,000	752,726
Kreditanstalt fuer Wiederaufbau 1.88%, 01/14/13	1,000,000	1,017,014
1.38%, 07/15/13	1,100,000	1,115,755
3.50%, 03/10/14	2,165,000	2,312,569
4.13%, 10/15/14	708,000	764,821
4.38%, 07/21/15	2,145,000	2,413,447
2.63%, 02/16/16	500,000	531,782
5.13%, 03/14/16	350,000	410,322
2.00%, 06/01/16	500,000	519,016
4.38%, 03/15/18	600,000	696,499
2.75%, 09/08/20	400,000	414,510
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	258,229
5.13%, 02/01/17	750,000	885,134
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	324,000	352,012
5.45%, 04/10/17	850,000	980,865
Series C, 8.00%, 03/01/32	159,000	222,638
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	236,000	263,148
4.88%, 02/16/16	350,000	402,224
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	380,408

		58,197,723

Diversified Telecommunication Services 1.3%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	103,990
AT&T, Inc. 4.95%, 01/15/13	1,500,000	1,571,010
5.10%, 09/15/14	1,003,000	1,101,496
5.63%, 06/15/16	295,000	336,313
4.45%, 05/15/21	350,000	375,506
6.15%, 09/15/34	1,161,000	1,299,376
6.50%, 09/01/37	250,000	291,988
6.30%, 01/15/38	250,000	286,382
6.55%, 02/15/39	410,000	485,556
5.35%, 09/01/40	395,000	412,895
5.55%, 08/15/41	400,000	430,647
BellSouth Corp. 5.20%, 09/15/14	501,000	550,116
6.55%, 06/15/34	177,000	205,217
British Telecommunications PLC, 5.95%, 01/15/18	750,000	834,037
Corning, Inc., 4.25%, 08/15/20	250,000	264,600
Deutsche Telekom International Finance BV 5.25%, 07/22/13	737,000	778,329
5.75%, 03/23/16	697,000	767,433
8.75%, 06/15/30	369,000	492,176
Embarq Corp. 7.08%, 06/01/16	133,000	137,677
8.00%, 06/01/36	550,000	516,062
France Telecom SA, 8.50%, 03/01/31	407,000	563,655
GTE Corp. 6.84%, 04/15/18	206,000	248,133
6.94%, 04/15/28	147,000	181,652
Qwest Corp., 8.38%, 05/01/16	1,225,000	1,344,438
Telecom Italia Capital SA 4.95%, 09/30/14	295,000	284,169
5.25%, 10/01/15	940,000	896,180
6.00%, 09/30/34	230,000	188,160
Telefonica Emisiones SAU 6.42%, 06/20/16	1,770,000	1,814,675
5.46%, 02/16/21	500,000	474,790
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	254,880
Verizon Communications, Inc. 4.90%, 09/15/15	590,000	661,776
5.50%, 02/15/18	150,000	173,936
8.75%, 11/01/18	550,000	736,522
6.35%, 04/01/19	450,000	541,139
5.85%, 09/15/35	118,000	138,508
Verizon Global Funding Corp. 4.38%, 06/01/13	369,000	389,368
7.75%, 12/01/30	1,190,000	1,635,665
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	125,000	132,813

		21,901,265

Electric Utilities 1.3%
Alabama Power Co., 5.70%, 02/15/33	574,000	708,513
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	101,850
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	212,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities 1.3% (continued)
Appalachian Power Co., Series L, 5.80%, 10/01/35	$206,000	$233,567
Arizona Public Service Co., 5.50%, 09/01/35	215,000	233,040
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,306,433
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	458,630
Consolidated Edison Co. of New York, Inc. Series 02-B, 4.88%, 02/01/13	124,000	130,288
Series 05-C, 5.38%, 12/15/15	177,000	201,695
Series 08-A, 5.85%, 04/01/18	1,000,000	1,207,630
Series 03-A, 5.88%, 04/01/33	118,000	142,959
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	106,839
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,352,114
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	212,638
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	82,066
Edison International, 3.75%, 09/15/17	500,000	506,702
Entergy Corp., 5.13%, 09/15/20	400,000	411,462
Exelon Corp. 4.90%, 06/15/15	413,000	447,028
5.63%, 06/15/35	836,000	872,347
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	817,706
Florida Power & Light Co. 4.85%, 02/01/13	147,000	154,306
5.85%, 02/01/33	100,000	122,283
5.95%, 10/01/33	77,000	96,220
5.40%, 09/01/35	130,000	154,484
5.65%, 02/01/37	450,000	551,098
Florida Power Corp., 5.90%, 03/01/33	318,000	388,714
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	105,288
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	677,466
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	249,631
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	652,071
Nevada Power Co., 5.45%, 05/15/41	150,000	175,922
Nisource Finance Corp., 5.95%, 06/15/41	600,000	650,014
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	217,647
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	301,641
Oncor Electric Delivery Co. LLC, 6.38%, 01/15/15	692,000	791,166
Pacific Gas & Electric Co. 4.80%, 03/01/14	472,000	509,616
3.50%, 10/01/20	300,000	307,501
6.25%, 03/01/39	600,000	742,445
PacifiCorp, 5.25%, 06/15/35	177,000	201,823
Progress Energy, Inc. 4.40%, 01/15/21	700,000	753,650
7.75%, 03/01/31	236,000	323,250
PSEG Power LLC 5.50%, 12/01/15	413,000	456,475
5.13%, 04/15/20	250,000	271,505
Public Service Co. of Colorado Series 15, 5.50%, 04/01/14	251,000	278,907
3.20%, 11/15/20	250,000	254,395
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	169,067
Scottish Power Ltd., 5.81%, 03/15/25	118,000	118,894
South Carolina Electric & Gas Co. 6.50%, 11/01/18	250,000	313,933
6.05%, 01/15/38	150,000	188,314
Southern California Edison Co. 6.00%, 01/15/34	177,000	227,632
Series 05-B, 5.55%, 01/15/36	436,000	532,601
Southern Co., 2.38%, 09/15/15	300,000	305,986
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	165,468
Tampa Electric Co., 5.40%, 05/15/21	500,000	575,715
Union Electric Co., 6.70%, 02/01/19	141,000	173,206
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	169,031
Westar Energy, Inc., 6.00%, 07/01/14	265,000	292,597
Wisconsin Electric Power Co. 2.95%, 09/15/21	300,000	299,278
5.63%, 05/15/33	59,000	71,335

		22,736,908

Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	107,301

Electronic Equipment & Instruments 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	106,254

Energy Equipment & Services 0.4%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	352,898
Ensco PLC, 4.70%, 03/15/21	500,000	509,618
EOG Resources, Inc. 5.63%, 06/01/19	130,000	153,884
4.10%, 02/01/21	400,000	427,872
Halliburton Co., 6.70%, 09/15/38	400,000	528,973
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	509,812
Noble Holding International Ltd., 4.63%, 03/01/21(b)	500,000	524,759
Petrobras International Finance Co. - PifCo, 3.88%, 01/27/16	750,000	744,000
Total Capital SA, 2.30%, 03/15/16	500,000	513,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Energy Equipment & Services 0.4% (continued)
Transocean, Inc. 4.95%, 11/15/15	$750,000	$789,868
7.50%, 04/15/31	177,000	205,052
Weatherford International Ltd. 9.63%, 03/01/19	200,000	258,403
5.13%, 09/15/20(b)	500,000	508,851

		6,027,254

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	1,005,235
CVS Caremark Corp., 6.25%, 06/01/27	795,000	968,211
Kroger Co. (The) 7.50%, 04/01/31	257,000	343,808
5.40%, 07/15/40	200,000	219,264
Safeway, Inc. 5.63%, 08/15/14	177,000	194,581
5.00%, 08/15/19	200,000	218,327
3.95%, 08/15/20	100,000	100,756
Sysco Corp., 5.38%, 09/21/35	106,000	130,767
Wal-Mart Stores, Inc. 3.20%, 05/15/14	900,000	956,470
3.63%, 07/08/20	500,000	534,717
3.25%, 10/25/20	500,000	517,963
7.55%, 02/15/30	118,000	168,424
5.25%, 09/01/35	708,000	812,439
5.00%, 10/25/40	250,000	285,675
5.63%, 04/15/41	225,000	277,201

		6,733,838

Food Products 0.4%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	345,000	436,358
5.38%, 09/15/35	147,000	171,692
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	88,000	91,458
4.10%, 03/15/16	400,000	410,821
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(d)	177,000	189,192
Campbell Soup Co. 4.88%, 10/01/13	236,000	254,243
4.25%, 04/15/21	100,000	110,048
ConAgra Foods, Inc., 7.00%, 10/01/28	221,000	256,490
General Mills, Inc., 1.55%, 05/16/14	700,000	706,861
H.J. Heinz Finance Co., 6.75%, 03/15/32	88,000	114,282
Kellogg Co. 4.00%, 12/15/20	250,000	267,913
Series B, 7.45%, 04/01/31	147,000	212,650
Kraft Foods, Inc. 6.00%, 02/11/13	550,000	582,606
6.50%, 08/11/17	250,000	296,645
6.50%, 11/01/31	189,000	237,160
7.00%, 08/11/37	910,000	1,172,368
Sara Lee Corp., 2.75%, 09/15/15(b)	250,000	251,414
Unilever Capital Corp. 2.75%, 02/10/16	400,000	422,555
5.90%, 11/15/32	206,000	273,076

		6,457,832

Gas Utilities 0.1%
AGL Capital Corp., 4.45%, 04/15/13	177,000	183,345
Atmos Energy Corp. 5.13%, 01/15/13	133,000	139,416
4.95%, 10/15/14	265,000	288,524
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	313,655
ONEOK Partners LP, 6.13%, 02/01/41	100,000	110,602
Southern Natural Gas Co., 5.90%, 04/01/17(d)	250,000	280,416

		1,315,958

Health Care Equipment & Supplies 0.1%
Baxter International, Inc. 4.63%, 03/15/15	77,000	85,602
5.38%, 06/01/18	400,000	468,677
Boston Scientific Corp. 4.50%, 01/15/15	400,000	417,970
6.00%, 01/15/20	200,000	224,225
Covidien International Finance SA, 6.00%, 10/15/17	400,000	474,979
St. Jude Medical, Inc., 2.50%, 01/15/16	300,000	308,006

		1,979,459

Health Care Providers & Services 0.4%
Aetna, Inc. 6.00%, 06/15/16	550,000	634,006
6.63%, 06/15/36	250,000	317,274
CIGNA Corp., 4.50%, 03/15/21	300,000	310,787
Express Scripts, Inc., 3.13%, 05/15/16	350,000	353,398
Laboratory Corp of America Holdings, 3.13%, 05/15/16	150,000	155,329
McKesson Corp., 6.00%, 03/01/41	250,000	315,616
Medco Health Solutions, Inc. 7.13%, 03/15/18	200,000	242,424
4.13%, 09/15/20	300,000	298,154
Medtronic, Inc., 4.45%, 03/15/20	800,000	905,846
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	363,479
UnitedHealth Group, Inc. 5.38%, 03/15/16	295,000	336,219
5.80%, 03/15/36	708,000	820,450
WellPoint, Inc. 5.00%, 12/15/14	1,036,000	1,136,138
5.25%, 01/15/16	324,000	360,646
3.70%, 08/15/21	100,000	100,580
5.95%, 12/15/34	118,000	138,689

		6,789,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp. 5.35%, 03/01/18	$360,000	$429,345
4.88%, 07/15/40	250,000	285,777
Yum! Brands, Inc., 6.88%, 11/15/37	300,000	393,164

		1,108,286

Household Durables 0.0%†
Black & Decker Corp., 4.75%, 11/01/14	230,000	251,140
Fortune Brands, Inc., 5.38%, 01/15/16	48,000	52,950

		304,090

Household Products 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21(d)	75,000	80,220
Kimberly-Clark Corp. 4.88%, 08/15/15(b)	800,000	901,901
6.63%, 08/01/37	130,000	178,112
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	256,526
4.85%, 12/15/15	177,000	201,597
1.45%, 08/15/16	250,000	250,022
5.80%, 08/15/34	545,000	706,551

		2,574,929

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	415,000	542,865
Danaher Corp. 2.30%, 06/23/16	200,000	204,884
3.90%, 06/23/21	100,000	107,556
General Electric Co., 5.00%, 02/01/13	929,000	972,970
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	470,168
Tyco International Finance SA, 4.13%, 10/15/14	800,000	850,476

		3,148,919

Information Technology Services 0.2%
Fiserv, Inc., 4.75%, 06/15/21	200,000	208,221
International Business Machines Corp. 4.75%, 11/29/12	516,000	539,927
1.00%, 08/05/13	600,000	604,324
1.95%, 07/22/16	150,000	151,318
5.88%, 11/29/32	683,000	858,922
Western Union Co. (The), 6.20%, 11/17/36	300,000	317,802

		2,680,514

Insurance 0.8%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	619,615
Aflac, Inc., 6.45%, 08/15/40	200,000	198,684
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	140,018
Allstate Corp. (The) 6.13%, 12/15/32	118,000	134,047
5.55%, 05/09/35	88,000	95,297
5.95%, 04/01/36	118,000	131,936
6.50%, 05/15/57(a)	195,000	173,550
American International Group, Inc. 5.05%, 10/01/15	147,000	143,847
5.60%, 10/18/16	585,000	578,733
5.85%, 01/16/18	400,000	396,280
8.25%, 08/15/18	500,000	554,223
6.25%, 03/15/37	275,000	190,438
8.18%, 05/15/58(a)	425,000	375,063
AON Corp., 5.00%, 09/30/20	500,000	541,827
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	1,504,000	1,663,107
Chubb Corp. 6.00%, 05/11/37	315,000	371,909
6.38%, 03/29/67(a)	400,000	387,500
CNA Financial Corp., 5.75%, 08/15/21	500,000	504,529
Genworth Financial, Inc. 5.75%, 06/15/14(b)	88,000	86,759
6.50%, 06/15/34	206,000	159,751
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	309,000	269,138
Lincoln National Corp. 4.85%, 06/24/21	100,000	96,402
6.15%, 04/07/36	440,000	421,247
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	43,000	47,897
4.80%, 07/15/21	600,000	629,075
MetLife, Inc. 5.50%, 06/15/14	265,000	290,169
5.70%, 06/15/35	159,000	169,970
6.40%, 12/15/36	500,000	443,194
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	105,000	88,331
Progressive Corp. (The) 3.75%, 08/23/21	200,000	204,007
6.25%, 12/01/32	162,000	197,894
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	295,000	311,055
3.00%, 05/12/16	150,000	146,784
Series B, 5.75%, 07/15/33	147,000	145,010
6.63%, 06/21/40	500,000	540,315
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	104,849
Travelers Cos., Inc. (The) 5.75%, 12/15/17	335,000	386,749
5.35%, 11/01/40	250,000	263,326
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	223,691
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	104,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Willis North America, Inc., 5.63%, 07/15/15	$177,000	$192,426
XL Group PLC, 5.25%, 09/15/14	779,000	811,094

		13,534,115

Internet & Catalog Retail 0.0%†
eBay, Inc. 0.88%, 10/15/13	250,000	250,859
3.25%, 10/15/20	200,000	198,791
Expedia, Inc., 5.95%, 08/15/20	100,000	100,483

		550,133

Internet Software & Services 0.0%†
Google, Inc. 1.25%, 05/19/14	300,000	304,138
2.13%, 05/19/16	100,000	103,015

		407,153

Life Sciences Tools & Services 0.0%†
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	102,823
3.20%, 03/01/16	400,000	420,175
3.60%, 08/15/21	250,000	259,509

		782,507

Machinery 0.2%
Caterpillar, Inc. 1.38%, 05/27/14	500,000	503,337
3.90%, 05/27/21	500,000	539,255
7.30%, 05/01/31	100,000	141,253
6.05%, 08/15/36	177,000	226,245
Deere & Co., 8.10%, 05/15/30	500,000	754,293
Dover Corp. 4.88%, 10/15/15	224,000	252,048
5.38%, 03/01/41	100,000	121,275
Illinois Tool Works, Inc., 4.88%, 09/15/41(d)	200,000	222,678
Stanley Black & Decker, Inc., 4.90%, 11/01/12	133,000	137,991

		2,898,375

Media 1.0%
CBS Corp. 8.88%, 05/15/19	50,000	63,858
5.75%, 04/15/20	250,000	275,123
7.88%, 07/30/30	80,000	100,996
5.50%, 05/15/33	118,000	117,255
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	170,257
Comcast Corp. 5.90%, 03/15/16	413,000	472,498
6.50%, 01/15/17	1,013,000	1,189,786
5.70%, 07/01/19	500,000	582,900
7.05%, 03/15/33	295,000	359,802
6.50%, 11/15/35	100,000	115,320
6.95%, 08/15/37	295,000	353,627
COX Communications, Inc. 5.45%, 12/15/14	354,000	391,971
5.50%, 10/01/15	383,000	427,165
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	521,456
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13%, 02/15/16	250,000	254,359
4.60%, 02/15/21	1,000,000	1,026,907
Discovery Communications LLC, 5.05%, 06/01/20	500,000	546,558
Grupo Televisa SA, 6.63%, 01/15/40	250,000	263,750
Historic TW, Inc., 6.88%, 06/15/18	176,000	207,621
NBCUniversal Media LLC 4.38%, 04/01/21	800,000	821,709
5.95%, 04/01/41	200,000	222,496
News America, Inc. 5.30%, 12/15/14	367,000	399,314
8.00%, 10/17/16	118,000	141,117
4.50%, 02/15/21	250,000	251,164
7.28%, 06/30/28	77,000	89,636
6.55%, 03/15/33	300,000	325,459
6.20%, 12/15/34	245,000	262,274
6.65%, 11/15/37	150,000	164,878
6.15%, 02/15/41	250,000	264,446
Omnicom Group, Inc. 5.90%, 04/15/16	177,000	195,986
4.45%, 08/15/20	150,000	151,328
Thomson Reuters Corp., 6.50%, 07/15/18	600,000	711,793
Time Warner Cable, Inc. 6.20%, 07/01/13	750,000	810,205
6.75%, 07/01/18	585,000	680,739
8.25%, 04/01/19	700,000	876,557
6.75%, 06/15/39	900,000	1,029,347
Time Warner, Inc. 7.63%, 04/15/31	777,000	969,888
7.70%, 05/01/32	582,000	738,515
Viacom, Inc., 6.88%, 04/30/36	324,000	386,092
Walt Disney Co. (The)
Series B, 6.20%, 06/20/14	413,000	467,478
3.75%, 06/01/21	500,000	536,511

		17,938,141

Metals & Mining 0.5%
Alcoa, Inc. 5.40%, 04/15/21	250,000	242,257
5.87%, 02/23/22	625,000	617,411
ArcelorMittal 6.13%, 06/01/18	1,510,000	1,457,710
5.50%, 03/01/21(b)	200,000	179,210
Barrick Gold Corp. 1.75%, 05/30/14	500,000	502,352
2.90%, 05/30/16	125,000	126,642
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	250,440
Barrick North America Finance LLC, 4.40%, 05/30/21	200,000	205,087
BHP Billiton Finance USA Ltd. 4.80%, 04/15/13	236,000	248,882
5.25%, 12/15/15	285,000	326,432
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	200,000	193,319

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Kinross Gold Corp., 5.13%, 09/01/21(d)	$150,000	$148,806
Newmont Mining Corp. 5.13%, 10/01/19	150,000	163,282
5.88%, 04/01/35	236,000	255,776
Placer Dome, Inc., 6.38%, 03/01/33	139,000	161,917
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	295,000	319,549
5.75%, 06/01/35	206,000	231,907
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	505,499
3.50%, 11/02/20	450,000	442,493
4.13%, 05/20/21	500,000	514,281
Southern Copper Corp., 6.75%, 04/16/40	250,000	245,625
Teck Resources Ltd., 4.75%, 01/15/22(b)	700,000	712,601
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	1,018,197

		9,069,675

Multiline Retail 0.1%
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	250,000	274,381
6.90%, 04/01/29	75,000	84,167
6.70%, 07/15/34	150,000	164,912
Target Corp. 6.00%, 01/15/18	500,000	605,661
7.00%, 07/15/31	174,000	231,110
6.35%, 11/01/32	313,000	386,393

		1,746,624

Multi-Utilities 0.2%
Dominion Resources, Inc. 8.88%, 01/15/19	250,000	333,220
5.20%, 08/15/19	200,000	230,935
Series E, 6.30%, 03/15/33	10,000	12,070
Series B, 5.95%, 06/15/35	251,000	295,531
Series C, 4.90%, 08/01/41	200,000	207,024
DTE Energy Co., 6.35%, 06/01/16	913,000	1,051,443
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	250,000	312,668
Sempra Energy, 6.00%, 10/15/39	470,000	568,821
Xcel Energy, Inc. 5.61%, 04/01/17	248,000	279,927
4.70%, 05/15/20	250,000	279,459
6.50%, 07/01/36	177,000	226,360

		3,797,458

Office Electronics 0.0%†
Xerox Corp. 6.35%, 05/15/18	250,000	284,163
4.50%, 05/15/21	250,000	250,028

		534,191

Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp. 5.95%, 09/15/16	100,000	109,380
6.38%, 09/15/17	100,000	112,182
6.45%, 09/15/36	531,000	561,686
Apache Corp. 7.63%, 07/01/19	59,000	75,935
5.10%, 09/01/40	100,000	111,559
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	531,493
Baker Hughes, Inc. 3.20%, 08/15/21(d)	500,000	503,870
5.13%, 09/15/40	200,000	228,981
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	92,391
Buckeye Partners LP, 4.88%, 02/01/21	250,000	257,481
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	403,083
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	888,939
Chevron Corp., 3.95%, 03/03/14	585,000	630,112
ConocoPhillips 4.60%, 01/15/15	950,000	1,040,699
5.90%, 10/15/32	177,000	215,936
6.50%, 02/01/39	650,000	861,932
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,174,560
Devon Energy Corp. 2.40%, 07/15/16	300,000	304,028
7.95%, 04/15/32	350,000	497,581
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	692,249
Energy Transfer Partners LP 5.95%, 02/01/15	250,000	268,243
6.70%, 07/01/18	350,000	391,757
4.65%, 06/01/21	200,000	189,850
6.05%, 06/01/41	75,000	70,111
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	1,194,000	1,306,835
3.20%, 02/01/16	250,000	255,390
4.05%, 02/15/22	250,000	250,456
6.13%, 10/15/39	285,000	310,302
Hess Corp., 7.30%, 08/15/31	354,000	452,593
Kern River Funding Corp., 4.89%, 04/30/18(d)	55,887	60,550
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	50,000	51,298
6.85%, 02/15/20	935,000	1,103,928
5.80%, 03/15/35	206,000	209,173
6.38%, 03/01/41	250,000	265,378
Marathon Oil Corp., 6.80%, 03/15/32	118,000	140,260
Marathon Petroleum Corp., 5.13%, 03/01/21(d)	600,000	624,829
Noble Energy, Inc., 6.00%, 03/01/41	150,000	167,480
NuStar Logistics LP, 4.80%, 09/01/20	200,000	209,924
Occidental Petroleum Corp., 3.13%, 02/15/22	600,000	599,829
ONEOK Partners LP, 3.25%, 02/01/16	800,000	812,971
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,151,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co., 5.75%, 01/20/20	$1,425,000	$1,479,150
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	330,000	355,740
3.95%, 09/15/15	200,000	210,457
Shell International Finance BV 4.00%, 03/21/14	1,000,000	1,077,879
6.38%, 12/15/38	820,000	1,117,362
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	384,238
Statoil ASA, 3.13%, 08/17/17	250,000	264,809
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	189,678
Total Capital Canada Ltd., 1.63%, 01/28/14	500,000	508,765
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	263,677
Valero Energy Corp. 7.50%, 04/15/32	118,000	136,429
6.63%, 06/15/37	455,000	488,840
Williams Partners LP 7.25%, 02/01/17	150,000	173,945
5.25%, 03/15/20	500,000	537,798
6.30%, 04/15/40	150,000	166,015

		25,541,881

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	184,781
Domtar Corp., 10.75%, 06/01/17	50,000	62,250
International Paper Co. 5.30%, 04/01/15(b)	206,000	218,578
9.38%, 05/15/19	665,000	812,855

		1,278,464

Pharmaceuticals 0.9%
Abbott Laboratories 5.88%, 05/15/16	481,000	566,229
6.00%, 04/01/39	1,040,000	1,345,555
AstraZeneca PLC 5.40%, 06/01/14	295,000	329,605
5.90%, 09/15/17	400,000	477,904
6.45%, 09/15/37	200,000	267,214
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,539,782
Eli Lilly & Co. 4.20%, 03/06/14	1,000,000	1,080,508
7.13%, 06/01/25	118,000	158,316
GlaxoSmithKline Capital, Inc. 4.85%, 05/15/13	1,700,000	1,813,555
5.38%, 04/15/34	201,000	238,451
Johnson & Johnson 1.20%, 05/15/14(b)	600,000	608,561
2.95%, 09/01/20	200,000	211,603
4.95%, 05/15/33	663,000	783,351
Merck & Co., Inc. 4.75%, 03/01/15	354,000	397,616
6.40%, 03/01/28	74,000	97,111
5.95%, 12/01/28	162,000	205,124
Novartis Capital Corp., 4.13%, 02/10/14	1,000,000	1,075,261
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	554,813
Pfizer, Inc. 4.65%, 03/01/18	265,000	301,432
7.20%, 03/15/39	525,000	766,675
Pharmacia Corp., 6.60%, 12/01/28	177,000	231,636
Sanofi-Aventis SA, 2.63%, 03/29/16	500,000	517,297
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,532,013
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	176,416
Wyeth 5.50%, 02/15/16	634,000	729,421
6.50%, 02/01/34	206,000	276,003

		16,281,452

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP 5.00%, 06/01/15	590,000	631,854
5.63%, 11/15/20	465,000	500,196
Camden Property Trust, 5.00%, 06/15/15	147,000	156,895
CommonWealth REIT, 5.75%, 02/15/14	177,000	180,586
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	247,464
ERP Operating LP 5.25%, 09/15/14	472,000	508,925
5.38%, 08/01/16	295,000	321,410
HCP, Inc. 6.00%, 01/30/17	472,000	496,964
5.38%, 02/01/21	200,000	200,667
Health Care REIT, Inc. 6.00%, 11/15/13	177,000	184,988
5.25%, 01/15/22	400,000	379,310
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	762,991
Kilroy Realty LP, 4.80%, 07/15/18	300,000	289,404
ProLogis LP, 6.63%, 05/15/18	600,000	622,189
Simon Property Group LP 5.10%, 06/15/15	531,000	572,050
6.10%, 05/01/16	413,000	468,292
5.65%, 02/01/20	250,000	274,155
UDR, Inc., 4.25%, 06/01/18	100,000	102,218
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	150,000	144,056

		7,044,614

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail 0.2%
Burlington Northern Santa Fe LLC 7.95%, 08/15/30	$206,000	$299,050
5.05%, 03/01/41	500,000	536,050
CSX Corp. 5.50%, 08/01/13	507,000	543,745
7.38%, 02/01/19	400,000	506,783
3.70%, 10/30/20	300,000	309,382
5.50%, 04/15/41	150,000	171,683
Norfolk Southern Corp. 5.90%, 06/15/19	400,000	481,350
5.59%, 05/17/25	84,000	96,690
Union Pacific Corp. 5.13%, 02/15/14	600,000	654,153
6.25%, 05/01/34	236,000	296,102

		3,894,988

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	416,796
Intel Corp., 4.80%, 10/01/41	600,000	644,969
Texas Instruments, Inc., 1.38%, 05/15/14	250,000	252,709

		1,314,474

Software 0.2%
Microsoft Corp. 2.95%, 06/01/14	420,000	445,756
2.50%, 02/08/16	250,000	262,211
3.00%, 10/01/20	500,000	512,786
4.50%, 10/01/40	300,000	329,981
Oracle Corp. 3.75%, 07/08/14	1,210,000	1,303,109
5.25%, 01/15/16	72,000	82,700
5.00%, 07/08/19	200,000	230,816
5.38%, 07/15/40(d)	600,000	695,998

		3,863,357

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14(b)	600,000	614,303
Japan Finance Corp. Series DTC, 2.88%, 02/02/15	300,000	317,652
Series DTC, 2.50%, 01/21/16(b)	500,000	523,172
2.50%, 05/18/16	200,000	208,816
2.25%, 07/13/16	225,000	232,027

		1,895,970

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	500,817
Best Buy Co., Inc., 5.50%, 03/15/21	200,000	181,725
Gap, Inc. (The), 5.95%, 04/12/21	150,000	141,088
Home Depot, Inc. 5.40%, 03/01/16	590,000	667,575
5.88%, 12/16/36	300,000	349,258
5.95%, 04/01/41	150,000	178,401
Lowe’s Cos., Inc. 6.50%, 03/15/29	236,000	302,153
5.80%, 10/15/36	300,000	342,472

		2,663,489

Supranational 0.1%
Corp. Andina de Fomento, 3.75%, 01/15/16	250,000	252,969
International Finance Corp., 2.25%, 04/11/16	300,000	309,614
Svensk Exportkredit AB, 1.75%, 10/20/15	500,000	507,206

		1,069,789

Textiles, Apparel & Luxury Goods 0.0%†
VF Corp., 3.50%, 09/01/21	200,000	203,317

Thrifts & Mortgage Finance 0.0%†
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	184,629

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	800,000	1,060,153
9.25%, 08/06/19	700,000	917,562
Lorillard Tobacco Co., 3.50%, 08/04/16	350,000	350,482
Philip Morris International, Inc. 5.65%, 05/16/18	400,000	472,669
6.38%, 05/16/38	460,000	592,999

		3,393,865

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	295,000	324,500
5.00%, 03/30/20	500,000	528,000
6.38%, 03/01/35	177,000	191,160
American Tower Corp., 5.05%, 09/01/20	500,000	498,983
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	542,657
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,121,523
Vodafone Group PLC 5.00%, 12/16/13	664,000	716,223
4.15%, 06/10/14	865,000	929,297
2.88%, 03/16/16	400,000	408,850
7.88%, 02/15/30	206,000	293,867

		5,555,060

Total Corporate Bonds (cost $339,326,043)		360,780,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.3%
Bay Area Toll Authority Series S1,6.79%, 04/01/30	$250,000	$305,638
Series F-2,6.26%, 04/01/49	250,000	325,340
Los Angeles Community College District, 6.75%, 08/01/49	300,000	402,123
Los Angeles Department of Water & Power, 6.57%, 07/01/45	500,000	649,000
Los Angeles Unified School District, 6.76%, 07/01/34	420,000	522,572
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	239,116
State of California 5.25%, 04/01/14	500,000	543,460
5.45%, 04/01/15	300,000	330,660
7.55%, 04/01/39	1,410,000	1,727,617
University of California, 5.95%, 05/15/45	500,000	556,440

		5,601,966

Connecticut 0.1%
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	601,185

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	1,000,000	1,056,240

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	599,900
State of Illinois 5.88%, 03/01/19	200,000	213,466
4.95%, 06/01/23	160,000	159,838
5.10%, 06/01/33	1,445,000	1,306,150

		2,279,354

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	500,000	548,000

New Jersey 0.1%
New Jersey Economic Development Authority Series B,0.00%, 02/15/20	650,000	423,202
Series A,7.43%, 02/15/29	125,000	150,440
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	790,000	1,088,296
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	305,185

		1,967,123

New York 0.2%
Metropolitan Transportation Authority, 7.34%, 11/15/39	760,000	1,068,925
New York City Municipal Water Finance Authority, 5.44%, 06/15/43	250,000	296,360
New York City Transitional Finance Authority, 5.57%, 11/01/38	500,000	592,660
New York State Urban Development Corp, 5.84%, 03/15/40	450,000	550,327
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	750,814

		3,259,086

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	332,676

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 5.85%, 07/15/30	500,000	553,315

Puerto Rico 0.0%†
Government Development Bank for Puerto Rico, Series B, 3.67%, 05/01/14	300,000	305,160

Texas 0.1%
Dallas Area Rapid Transit, 6.00%, 12/01/44	500,000	638,480
Texas Transportation Commission, Series B, 5.18%, 04/01/30	150,000	177,002

		815,482

Total Municipal Bonds (cost $15,184,227)		17,319,587

Sovereign Bonds 2.8%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond 10.50%, 07/14/14(b)	$700,000	$866,250
7.13%, 01/20/37	2,105,000	2,689,137

		3,555,387

CANADA 0.5%
Canada Government International Bond, 2.38%, 09/10/14(b)	320,000	336,781
Province of British Columbia Canada, 4.30%, 05/30/13	159,000	168,921
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,038,309
Province of Ontario Canada 4.38%, 02/15/13	428,000	449,531
4.10%, 06/16/14(b)	2,470,000	2,672,617
4.50%, 02/03/15	667,000	739,135
4.75%, 01/19/16	295,000	335,901
2.30%, 05/10/16	500,000	517,973
3.00%, 07/16/18	250,000	261,769
Province of Quebec Canada 4.60%, 05/26/15(b)	354,000	397,356
3.50%, 07/29/20	400,000	427,280
7.50%, 09/15/29	578,000	884,133

		8,229,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
CHILE 0.0%†
Chile Government International Bond, 5.50%, 01/15/13	$177,000	$186,243

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	295,000	316,286

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	900,000	1,110,150
4.38%, 07/12/21	300,000	306,000
7.38%, 09/18/37	225,000	293,400

		1,709,550

HUNGARY 0.1%
Hungary Government International Bond 6.25%, 01/29/20	500,000	485,000
6.38%, 03/29/21(b)	300,000	291,900

		776,900

ITALY 0.2%
Italian Republic 4.38%, 06/15/13	560,000	561,521
4.50%, 01/21/15	938,000	927,075
4.75%, 01/25/16(b)	413,000	402,808
6.88%, 09/27/23	251,000	247,303
5.38%, 06/15/33	541,000	494,110

		2,632,817

MEXICO 0.2%
Mexico Government International Bond 6.38%, 01/16/13	643,000	679,973
5.13%, 01/15/20(b)	1,000,000	1,082,500
6.75%, 09/27/34	1,246,000	1,532,580
5.75%, 10/12/10	200,000	197,000

		3,492,053

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	1,000,000	1,094,500

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,840,000	2,221,800

POLAND 0.0%†
Poland Government International Bond 5.00%, 10/19/15	224,000	236,320
6.38%, 07/15/19	250,000	275,000
5.13%, 04/21/21	200,000	199,500

		710,820

SOUTH AFRICA 0.0%†
South Africa Government International Bond 6.50%, 06/02/14	206,000	228,145
6.25%, 03/08/41	200,000	223,000

		451,145

SOUTH KOREA 0.0%†
Republic of Korea, 4.25%, 06/01/13	708,000	730,236

SUPRANATIONAL 1.3%
African Development Bank, 2.50%, 03/15/16	500,000	531,025
Asian Development Bank, 2.63%, 02/09/15(b)	3,710,000	3,937,742
Council Of Europe Development Bank, 1.50%, 01/15/15(b)	200,000	203,762
European Bank for Reconstruction & Development, 2.50%, 03/15/16	500,000	524,586
European Investment Bank 4.25%, 07/15/13(b)	3,000,000	3,193,650
3.00%, 04/08/14	1,260,000	1,330,704
4.63%, 05/15/14	895,000	984,339
3.13%, 06/04/14	450,000	478,157
1.13%, 08/15/14	600,000	606,902
4.63%, 10/20/15	2,325,000	2,649,172
2.50%, 05/16/16	900,000	951,608
5.13%, 09/13/16	350,000	412,866
5.13%, 05/30/17	325,000	386,714
4.00%, 02/16/21(b)	500,000	568,609
Inter-American Development Bank 3.00%, 04/22/14	275,000	291,671
2.25%, 07/15/15(b)	750,000	785,290
5.13%, 09/13/16	235,000	276,621
1.75%, 08/24/18	300,000	301,515
6.80%, 10/15/25	413,000	590,708
International Bank for Reconstruction & Development 1.13%, 08/25/14	1,600,000	1,625,987
7.63%, 01/19/23	973,000	1,446,249

		22,077,877

Total Sovereign Bonds (cost $45,422,182)		48,185,320

U.S. Government Mortgage Backed Agencies 32.3%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 822023 5.50%, 07/01/20	$10,749	$11,684
Pool# 826869 5.50%, 08/01/20	426,445	466,465
Pool# 835228 5.50%, 08/01/20	9,237	10,138
Pool# 825811 5.50%, 09/01/20	9,010	9,890
Pool# 832837 5.50%, 09/01/20	357,382	390,921
Pool# 839585 5.50%, 09/01/20	37,511	40,774
Pool# 811505 5.50%, 10/01/20	23,435	25,722
Pool# 829704 5.50%, 10/01/20	32,846	35,703
Pool# 838565 5.50%, 10/01/20	426,836	468,494
Pool# 838566 5.50%, 10/01/20	15,245	16,675
Pool# 840102 5.50%, 10/01/20	285,584	313,456
Pool# 841947 5.50%, 10/01/20	15,241	16,567
Pool# 843102 5.50%, 10/01/20	10,492	11,516

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 839100 5.50%, 11/01/20	$10,057	$10,932
Pool# 840808 5.50%, 11/01/20	13,743	14,938
Pool# 847832 5.50%, 11/01/20	18,825	20,463
Pool# 847920 5.50%, 11/01/20	386,457	422,725
Pool# 830670 5.50%, 12/01/20	20,097	22,058
Pool# 866142 5.50%, 01/01/21	37,419	40,930
Pool# 788210 5.50%, 02/01/21	185,660	202,388
Pool# 837194 5.50%, 02/01/21	6,737	7,322
Pool# 867183 5.50%, 02/01/21	51,973	56,395
Pool# 811558 5.50%, 03/01/21	381,313	415,907
Pool# 870296 5.50%, 03/01/21	5,135	5,572
Pool# 878120 5.50%, 04/01/21	19,371	21,261
Pool# 878121 5.50%, 04/01/21	24,716	27,035
Pool# 811559 5.50%, 05/01/21	152,841	165,848
Pool# 879115 5.50%, 05/01/21	52,827	57,322
Pool# 883922 5.50%, 05/01/21	294,004	321,595
Pool# 885440 5.50%, 05/01/21	8,441	9,265
Pool# 845489 5.50%, 06/01/21	5,376	5,833
Pool# 880950 5.50%, 07/01/21	183,284	198,881
Pool# 870092 5.50%, 08/01/21	9,087	9,860
Pool# 896599 5.50%, 08/01/21	5,939	6,444
Pool# 896605 5.50%, 08/01/21	7,328	7,952
Pool# 903350 5.00%, 10/01/21	24,840	26,830
Pool# 894126 5.50%, 10/01/21	4,864	5,278
Pool# 902789 5.50%, 11/01/21	230,756	250,392
Pool# 901509 5.00%, 12/01/21	22,527	24,332
Pool# 906708 5.00%, 12/01/21	352,505	380,740
Pool# 905586 5.50%, 12/01/21	259,302	281,368
Pool# 906205 5.50%, 01/01/22	9,458	10,262
Pool# 906317 5.50%, 01/01/22	13,033	14,135
Pool# 928106 5.50%, 02/01/22	305,730	331,587
Pool# 913889 5.50%, 03/01/22	215,955	234,332
Pool# 914385 5.50%, 03/01/22	6,959	7,548
Pool# 913323 5.50%, 04/01/22	14,391	15,609
Pool# 913331 5.50%, 05/01/22	22,496	24,398
Pool# 899438 5.50%, 06/01/22	257,069	278,810
Pool# 939673 5.50%, 06/01/22	41,640	45,161
Pool# 928711 6.00%, 09/01/22	521,001	567,029
Pool# AA2549 4.00%, 04/01/24	2,508,444	2,647,435
Pool# 934863 4.00%, 06/01/24	4,481,577	4,729,899
Pool# AC1374 4.00%, 08/01/24	1,133,330	1,215,960
Pool# AC1529 4.50%, 09/01/24	4,237,481	4,512,666
Pool# AD0244 4.50%, 10/01/24	503,601	536,305
Pool# AD4089 4.50%, 05/01/25	3,375,810	3,599,257
Pool# 890216 4.50%, 07/01/25	996,834	1,062,815
Pool# AB1609 4.00%, 10/01/25	2,389,334	2,523,219
Pool# AH1361 3.50%, 12/01/25	965,118	1,009,276
Pool# AH1518 3.50%, 12/01/25	955,603	999,326
Pool# AH2717 3.50%, 01/01/26	1,823,622	1,907,060
Pool# AH5611 3.00%, 02/01/26	957,473	989,390
Pool# AH5616 3.50%, 02/01/26	3,817,284	3,991,941
Pool# 930770 4.50%, 03/01/29	1,530,687	1,630,261
Pool# 930998 4.50%, 04/01/29	933,604	994,337
Pool# AH1515 4.00%, 12/01/30	2,500,363	2,645,931
Pool# AD0716 6.50%, 12/01/30	7,953,617	9,009,543
Pool# AB2121 4.00%, 01/01/31	381,685	403,907
Pool# MA0641 4.00%, 02/01/31	1,933,502	2,046,069
Pool# 560868 7.50%, 02/01/31	899	1,053
Pool# 607212 7.50%, 10/01/31	42,395	49,656
Pool# 607559 6.50%, 11/01/31	1,626	1,833
Pool# 607632 6.50%, 11/01/31	274	309
Pool# 545556 7.00%, 04/01/32	24,982	28,788
Pool# 545605 7.00%, 05/01/32	32,239	37,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 651361 7.00%, 07/01/32	$20,914	$24,076
Pool# 661664 7.50%, 09/01/32	20,596	24,152
Pool# 689741 5.50%, 02/01/33	114,128	124,746
Pool# 656559 6.50%, 02/01/33	186,930	210,345
Pool# 555346 5.50%, 04/01/33	401,655	439,021
Pool# 713560 5.50%, 04/01/33	41,235	45,071
Pool# 694846 6.50%, 04/01/33	27,872	31,293
Pool# 701261 7.00%, 04/01/33	2,128	2,447
Pool# 555421 5.00%, 05/01/33	13,326,179	14,402,407
Pool# 555684 5.50%, 07/01/33	94,284	103,055
Pool# 720087 5.50%, 07/01/33	2,986,877	3,264,750
Pool# 728721 5.50%, 07/01/33	239,466	261,744
Pool# 743235 5.50%, 10/01/33	157,485	172,136
Pool# 750229 6.50%, 10/01/33	141,187	158,519
Pool# 755872 5.50%, 12/01/33	1,869,629	2,043,562
Pool# 725221 5.50%, 01/01/34	50,434	55,126
Pool# 725223 5.50%, 03/01/34	5,295	5,788
Pool# 725228 6.00%, 03/01/34	3,807,644	4,227,634
Pool# 725425 5.50%, 04/01/34	3,327,273	3,639,263
Pool# 725423 5.50%, 05/01/34	271,585	296,851
Pool# 725594 5.50%, 07/01/34	1,200,853	1,311,819
Pool# 788027 6.50%, 09/01/34	151,179	169,170
Pool# 807310 7.00%, 11/01/34	17,041	19,552
Pool# 735141 5.50%, 01/01/35	4,122,398	4,503,334
Pool# 889852 5.50%, 05/01/35	100,071	109,349
Pool# 256023 6.00%, 12/01/35	3,288,735	3,630,147
Pool# 889745 5.50%, 06/01/36	49,144	53,715
Pool# 888635 5.50%, 09/01/36	1,336,848	1,461,217
Pool# 907252 7.00%, 12/01/36	297,661	341,758
Pool# 923834 7.00%, 04/01/37	269,533	309,547
Pool# 925172 7.00%, 08/01/37	154,581	177,530
Pool# 995050 6.00%, 09/01/37	11,235,567	12,373,871
Pool# 947831 7.00%, 10/01/37	305,073	350,363
Pool# 955194 7.00%, 11/01/37	705,787	810,566
Pool# 928940 7.00%, 12/01/37	267,291	306,973
Pool# 257137 7.00%, 03/01/38	13,994	16,065
Pool# 974965 5.00%, 04/01/38	9,842,513	10,598,951
Pool# 257409 7.00%, 10/01/38	384,865	441,821
Pool# 990810 7.00%, 10/01/38	551,540	633,162
Pool# 934986 4.00%, 02/01/39	1,156,128	1,213,501
Pool# AA6013 4.50%, 05/01/39	8,718,778	9,261,431
Pool# 190396 4.50%, 06/01/39	9,675,586	10,277,790
Pool# AA9611 4.00%, 07/01/39	5,147,437	5,402,879
Pool# AA9809 4.50%, 07/01/39	10,747,750	11,416,685
Pool# AC0397 4.50%, 07/01/39	2,479,283	2,633,592
Pool# 994002 4.00%, 08/01/39	4,704,519	4,940,002
Pool# AC1454 4.00%, 08/01/39	6,635,244	6,964,518
Pool# AC1921 4.00%, 09/01/39	2,946,267	3,092,475
Pool# AC2651 4.00%, 10/01/39	1,895,036	1,989,077
Pool# AC7249 4.00%, 11/01/39	2,863,828	3,005,946
Pool# AC9890 3.28%, 04/01/40(a)	8,874,702	9,268,147
Pool# AC9895 3.30%, 04/01/40(a)	6,193,782	6,467,079
Pool# AD2888 4.50%, 04/01/40	3,572,643	3,795,003
Pool# AD7992 4.50%, 07/01/40	3,691,125	3,920,858
Pool# AB1259 5.00%, 07/01/40	10,802,485	11,639,453
Pool# AD8522 4.00%, 08/01/40	865,453	908,266

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# AB1388 4.50%, 08/01/40	$5,236,706	$5,562,636
Pool# AD9153 4.50%, 08/01/40	5,431,760	5,769,830
Pool# AD8536 5.00%, 08/01/40	2,579,785	2,779,665
Pool# AB1500 4.00%, 09/01/40	1,123,610	1,179,194
Pool# MA0514 4.00%, 09/01/40	921,310	966,886
Pool# AB1735 3.50%, 11/01/40	53,276	54,788
Pool# MA0583 4.00%, 12/01/40	1,976,931	2,074,728
Pool# 932888 3.50%, 01/01/41	642,270	660,495
Pool# 932891 3.50%, 01/01/41	104,208	107,165
Pool# AB2066 3.50%, 01/01/41	1,227,667	1,262,502
Pool# AB2067 3.50%, 01/01/41	1,210,735	1,245,089
Pool# AB2068 3.50%, 01/01/41	701,328	721,228
Pool# AE6392 4.00%, 02/01/41	1,920,461	2,014,864
Pool# AJ1249 3.31%, 09/01/41(a)	2,285,788	2,376,035
Fannie Mae Pool TBA
3.00%, 10/25/26	1,000,000	1,030,156
3.50%, 10/25/26	3,000,000	3,132,188
4.00%, 10/25/26	2,000,000	2,107,500
4.50%, 10/25/26	1,000,000	1,063,906
5.00%, 10/25/26	3,900,000	4,191,281
6.00%, 10/25/41	2,000,000	2,193,750
Freddie Mac Gold Pool
Pool# G10940 6.50%, 11/01/11	1	1
Pool# G11130 6.00%, 12/01/11	98	99
Pool# M80981 4.50%, 07/01/12	42,092	43,223
Pool# E00507 7.50%, 09/01/12	281	291
Pool# G10749 6.00%, 10/01/12	6,491	7,040
Pool# M81009 4.50%, 02/01/13	24,743	25,368
Pool# E69050 6.00%, 02/01/13	7,636	8,282
Pool# E72896 7.00%, 10/01/13	4,245	4,459
Pool# G11612 6.00%, 04/01/14	40	41
Pool# E00677 6.00%, 06/01/14	23,633	25,103
Pool# E00802 7.50%, 02/01/15	14,099	15,258
Pool# G11001 6.50%, 03/01/15	8,506	9,026
Pool# G11003 7.50%, 04/01/15	786	847
Pool# G11164 7.00%, 05/01/15	2,564	2,733
Pool# E81396 7.00%, 10/01/15	452	488
Pool# E81394 7.50%, 10/01/15	5,184	5,639
Pool# E84097 6.50%, 12/01/15	2,514	2,712
Pool# E00938 7.00%, 01/01/16	7,105	7,669
Pool# E82132 7.00%, 01/01/16	1,520	1,641
Pool# E82815 6.00%, 03/01/16	3,291	3,569
Pool# E83231 6.00%, 04/01/16	1,511	1,642
Pool# E83233 6.00%, 04/01/16	3,536	3,842
Pool# G11972 6.00%, 04/01/16	84,029	91,138
Pool# E00975 6.00%, 05/01/16	20,953	22,357
Pool# E83355 6.00%, 05/01/16	4,843	5,262
Pool# E83636 6.00%, 05/01/16	8,502	9,237
Pool# E83933 6.50%, 05/01/16	342	375
Pool# E00985 6.00%, 06/01/16	11,606	12,390
Pool# E00987 6.50%, 06/01/16	10,821	11,838
Pool# E84236 6.50%, 06/01/16	3,076	3,371
Pool# E00996 6.50%, 07/01/16	1,368	1,484
Pool# E84912 6.50%, 08/01/16	8,236	9,025
Pool# E85117 6.50%, 08/01/16	3,606	3,952
Pool# E85387 6.00%, 09/01/16	7,777	8,450
Pool# E85800 6.50%, 10/01/16	3,562	3,903
Pool# E86183 6.00%, 11/01/16	1,725	1,874
Pool# E01083 7.00%, 11/01/16	3,186	3,468
Pool# G11207 7.00%, 11/01/16	7,243	7,817

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# E86533 6.00%, 12/01/16	$5,287	$5,744
Pool# E01095 6.00%, 01/01/17	5,275	5,648
Pool# E87584 6.00%, 01/01/17	4,253	4,621
Pool# E86995 6.50%, 01/01/17	12,953	14,195
Pool# E87291 6.50%, 01/01/17	18,382	20,144
Pool# E87446 6.50%, 01/01/17	2,821	3,092
Pool# E88076 6.00%, 02/01/17	6,595	7,177
Pool# E01127 6.50%, 02/01/17	8,198	8,956
Pool# E88055 6.50%, 02/01/17	30,656	33,594
Pool# E88106 6.50%, 02/01/17	21,693	23,772
Pool# E01137 6.00%, 03/01/17	7,850	8,415
Pool# E88134 6.00%, 03/01/17	2,316	2,520
Pool# E88474 6.00%, 03/01/17	6,923	7,534
Pool# E88768 6.00%, 03/01/17	13,947	15,153
Pool# E01138 6.50%, 03/01/17	5,258	5,745
Pool# E01139 6.00%, 04/01/17	36,850	39,527
Pool# E88729 6.00%, 04/01/17	6,898	7,508
Pool# E89149 6.00%, 04/01/17	7,744	8,428
Pool# E89151 6.00%, 04/01/17	6,627	7,212
Pool# E89217 6.00%, 04/01/17	6,372	6,935
Pool# E89222 6.00%, 04/01/17	29,782	32,414
Pool# E89347 6.00%, 04/01/17	2,420	2,633
Pool# E89496 6.00%, 04/01/17	5,064	5,511
Pool# E89203 6.50%, 04/01/17	4,369	4,788
Pool# E01140 6.00%, 05/01/17	32,298	34,645
Pool# E89530 6.00%, 05/01/17	21,844	23,774
Pool# E89746 6.00%, 05/01/17	55,224	60,102
Pool# E89788 6.00%, 05/01/17	5,543	6,033
Pool# E89909 6.00%, 05/01/17	6,350	6,911
Pool# G11409 6.00%, 05/01/17	47,721	51,847
Pool# E01156 6.50%, 05/01/17	13,377	14,616
Pool# E89924 6.50%, 05/01/17	19,461	21,326
Pool# B15071 6.00%, 06/01/17	106,493	116,500
Pool# E01157 6.00%, 06/01/17	23,389	25,119
Pool# E90194 6.00%, 06/01/17	5,258	5,722
Pool# E90227 6.00%, 06/01/17	5,174	5,631
Pool# E90313 6.00%, 06/01/17	2,665	2,901
Pool# E90594 6.00%, 07/01/17	20,589	22,408
Pool# E90645 6.00%, 07/01/17	26,360	28,688
Pool# E90667 6.00%, 07/01/17	6,350	6,911
Pool# E01205 6.50%, 08/01/17	10,172	11,115
Pool# G11458 6.00%, 09/01/17	11,390	12,353
Pool# G11434 6.50%, 01/01/18	13,360	14,640
Pool# G18007 6.00%, 07/01/19	34,849	37,928
Pool# B16087 6.00%, 08/01/19	76,174	83,332
Pool# G18062 6.00%, 06/01/20	59,240	64,473
Pool# J00935 5.00%, 12/01/20	82,448	89,112
Pool# J00854 5.00%, 01/01/21	315,933	341,436
Pool# J00871 5.00%, 01/01/21	127,763	138,076
Pool# G18096 5.50%, 01/01/21	38,652	41,935
Pool# J01189 5.00%, 02/01/21	117,723	127,079
Pool# J01279 5.50%, 02/01/21	61,327	66,384
Pool# J01570 5.50%, 04/01/21	53,232	57,621
Pool# J01633 5.50%, 04/01/21	191,187	206,952
Pool# J01757 5.00%, 05/01/21	124,156	134,022
Pool# J01771 5.00%, 05/01/21	45,879	49,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# J01879 5.00%, 05/01/21	$30,648	$33,189
Pool# J06015 5.00%, 05/01/21	129,203	139,619
Pool# G18122 5.00%, 06/01/21	85,813	92,633
Pool# G18123 5.50%, 06/01/21	123,211	133,370
Pool# J01980 6.00%, 06/01/21	64,805	70,894
Pool# J03074 5.00%, 07/01/21	75,346	81,334
Pool# J03028 5.50%, 07/01/21	39,556	42,867
Pool# G12245 6.00%, 07/01/21	54,738	59,608
Pool# G12310 5.50%, 08/01/21	33,378	36,130
Pool# G12348 6.00%, 08/01/21	87,272	95,037
Pool# G12412 5.50%, 11/01/21	48,209	52,184
Pool# G13145 5.50%, 04/01/23	2,264,124	2,449,401
Pool# C90719 5.00%, 10/01/23	2,060,613	2,246,089
Pool# J09912 4.00%, 06/01/24	4,773,554	5,028,281
Pool# C00351 8.00%, 07/01/24	1,400	1,651
Pool# G13900 5.00%, 12/01/24	996,422	1,077,478
Pool# D60780 8.00%, 06/01/25	3,635	4,295
Pool# G30267 5.00%, 08/01/25	702,887	764,397
Pool# J13883 3.50%, 12/01/25	2,791,359	2,912,578
Pool# J14732 4.00%, 03/01/26	1,915,871	2,018,705
Pool# E02896 3.50%, 05/01/26	1,945,751	2,030,856
Pool# D82854 7.00%, 10/01/27	3,934	4,523
Pool# C00566 7.50%, 12/01/27	5,316	6,171
Pool# C00678 7.00%, 11/01/28	7,120	8,199
Pool# C18271 7.00%, 11/01/28	4,235	4,876
Pool# C91244 4.50%, 04/01/29	1,134,531	1,206,302
Pool# C00836 7.00%, 07/01/29	3,200	3,690
Pool# A16201 7.00%, 08/01/29	17,750	20,200
Pool# C31282 7.00%, 09/01/29	435	501
Pool# C31285 7.00%, 09/01/29	7,130	8,222
Pool# A18212 7.00%, 11/01/29	56,053	64,102
Pool# C32914 8.00%, 11/01/29	3,910	4,625
Pool# C37436 8.00%, 01/01/30	5,304	6,274
Pool# C36306 7.00%, 02/01/30	1,465	1,691
Pool# C36429 7.00%, 02/01/30	1,823	2,105
Pool# C00921 7.50%, 02/01/30	5,016	5,848
Pool# G01108 7.00%, 04/01/30	2,370	2,733
Pool# C37703 7.50%, 04/01/30	2,778	3,239
Pool# C41561 8.00%, 08/01/30	2,612	3,096
Pool# C01051 8.00%, 09/01/30	9,217	10,612
Pool# C43550 7.00%, 10/01/30	5,571	6,432
Pool# C44017 7.50%, 10/01/30	969	1,130
Pool# C43967 8.00%, 10/01/30	47,311	56,087
Pool# C44978 7.00%, 11/01/30	2,102	2,427
Pool# C44957 8.00%, 11/01/30	5,551	6,580
Pool# C01106 7.00%, 12/01/30	40,153	46,360
Pool# C01103 7.50%, 12/01/30	3,898	4,545
Pool# C01116 7.50%, 01/01/31	3,607	4,206
Pool# C46932 7.50%, 01/01/31	5,815	6,780
Pool# C47287 7.50%, 02/01/31	6,265	7,305
Pool# C48851 7.00%, 03/01/31	6,101	7,053
Pool# G01217 7.00%, 03/01/31	39,275	45,346
Pool# C48206 7.50%, 03/01/31	5,434	6,317
Pool# C91366 4.50%, 04/01/31	626,679	666,323
Pool# C91377 4.50%, 06/01/31	356,774	379,344
Pool# C53324 7.00%, 06/01/31	7,461	8,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# C01209 8.00%, 06/01/31	$2,118	$2,511
Pool# C54792 7.00%, 07/01/31	38,965	45,041
Pool# C55071 7.50%, 07/01/31	833	972
Pool# G01309 7.00%, 08/01/31	7,328	8,470
Pool# C01222 7.00%, 09/01/31	6,314	7,298
Pool# G01311 7.00%, 09/01/31	52,164	60,228
Pool# G01315 7.00%, 09/01/31	1,973	2,278
Pool# C58647 7.00%, 10/01/31	3,208	3,708
Pool# C58694 7.00%, 10/01/31	15,495	17,911
Pool# C60012 7.00%, 11/01/31	2,357	2,724
Pool# C61298 8.00%, 11/01/31	7,094	8,420
Pool# C61105 7.00%, 12/01/31	7,546	8,722
Pool# C01305 7.50%, 12/01/31	4,559	5,323
Pool# C62218 7.00%, 01/01/32	3,748	4,332
Pool# C63171 7.00%, 01/01/32	22,469	25,972
Pool# C64121 7.50%, 02/01/32	7,613	8,888
Pool# C01345 7.00%, 04/01/32	29,540	34,182
Pool# C66744 7.00%, 04/01/32	1,324	1,533
Pool# G01391 7.00%, 04/01/32	86,998	100,447
Pool# C65717 7.50%, 04/01/32	10,725	12,535
Pool# C01370 8.00%, 04/01/32	6,361	7,546
Pool# C66916 7.00%, 05/01/32	30,886	35,740
Pool# C67235 7.00%, 05/01/32	41,558	48,089
Pool# C01381 8.00%, 05/01/32	27,959	33,183
Pool# C68290 7.00%, 06/01/32	9,494	10,986
Pool# C68300 7.00%, 06/01/32	42,996	49,752
Pool# C68307 8.00%, 06/01/32	1,679	1,682
Pool# G01449 7.00%, 07/01/32	59,854	69,106
Pool# C68988 7.50%, 07/01/32	4,273	4,964
Pool# C69908 7.00%, 08/01/32	48,686	56,337
Pool# C70211 7.00%, 08/01/32	16,265	18,821
Pool# C71089 7.50%, 09/01/32	6,191	7,236
Pool# G01536 7.00%, 03/01/33	49,594	57,387
Pool# A16419 6.50%, 11/01/33	28,515	32,110
Pool# A16522 6.50%, 12/01/33	202,381	227,898
Pool# A17177 6.50%, 12/01/33	15,402	17,401
Pool# A17262 6.50%, 12/01/33	23,263	26,240
Pool# C01806 7.00%, 01/01/34	37,539	43,438
Pool# A21356 6.50%, 04/01/34	116,488	130,738
Pool# C01851 6.50%, 04/01/34	107,107	120,210
Pool# A22067 6.50%, 05/01/34	200,879	225,453
Pool# A24301 6.50%, 05/01/34	125,186	140,500
Pool# A24988 6.50%, 07/01/34	57,128	64,116
Pool# G01741 6.50%, 10/01/34	77,136	87,054
Pool# G08023 6.50%, 11/01/34	148,828	167,035
Pool# A33137 6.50%, 01/01/35	35,404	39,735
Pool# A31989 6.50%, 04/01/35	61,059	68,453
Pool# G08064 6.50%, 04/01/35	85,740	96,122
Pool# G01947 7.00%, 05/01/35	70,749	81,867
Pool# G08073 5.50%, 08/01/35	1,113,283	1,212,678
Pool# A37135 5.50%, 09/01/35	2,042,430	2,224,781
Pool# A46935 6.50%, 09/01/35	48,658	54,550
Pool# A47368 5.00%, 10/01/35	1,440,811	1,562,845
Pool# A38255 5.50%, 10/01/35	1,632,984	1,778,779
Pool# A38531 5.50%, 10/01/35	2,284,596	2,488,567
Pool# G08088 6.50%, 10/01/35	534,314	599,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# A39759 5.50%, 11/01/35	$121,282	$132,110
Pool# A47682 6.50%, 11/01/35	347,131	389,163
Pool# A40376 5.50%, 12/01/35	102,996	112,191
Pool# A42305 5.50%, 01/01/36	463,018	503,561
Pool# A41548 7.00%, 01/01/36	102,272	117,748
Pool# G08111 5.50%, 02/01/36	2,477,451	2,694,383
Pool# A48303 7.00%, 02/01/36	25,863	29,724
Pool# A43452 5.50%, 03/01/36	51,076	55,549
Pool# A43861 5.50%, 03/01/36	1,352,971	1,471,440
Pool# A43884 5.50%, 03/01/36	1,662,603	1,841,696
Pool# A43885 5.50%, 03/01/36	1,371,086	1,518,778
Pool# A43886 5.50%, 03/01/36	2,292,185	2,539,097
Pool# A48378 5.50%, 03/01/36	1,173,056	1,299,416
Pool# G08116 5.50%, 03/01/36	470,896	512,129
Pool# A48735 5.50%, 05/01/36	149,823	162,942
Pool# A49960 7.00%, 06/01/36	12,538	14,410
Pool# G02390 6.00%, 09/01/36	1,874,320	2,062,748
Pool# A53039 6.50%, 10/01/36	225,329	251,275
Pool# A53219 6.50%, 10/01/36	159,557	178,079
Pool# G05941 6.00%, 02/01/37	7,020,563	7,746,094
Pool# G03620 6.50%, 10/01/37	43,903	48,835
Pool# G03721 6.00%, 12/01/37	736,002	808,383
Pool# G03826 6.00%, 01/01/38	757,240	831,710
Pool# G03969 6.00%, 02/01/38	745,355	818,073
Pool# G04473 5.50%, 06/01/38	3,854,321	4,176,759
Pool# G04581 6.50%, 08/01/38	1,622,107	1,804,324
Pool# A81674 6.00%, 09/01/38	3,780,018	4,148,806
Pool# A85442 5.00%, 03/01/39	2,845,040	3,055,781
Pool# G05449 4.50%, 05/01/39	8,844,524	9,368,101
Pool# G05459 5.50%, 05/01/39	18,079,277	19,591,721
Pool# G05535 4.50%, 07/01/39	5,853,160	6,199,654
Pool# A88133 4.50%, 08/01/39	7,152,704	7,576,129
Pool# A91165 5.00%, 02/01/40	20,809,632	22,367,320
Pool# A91538 4.50%, 03/01/40	5,375,415	5,694,468
Pool# G05894 4.50%, 04/01/40	5,624,038	5,956,969
Pool# A93996 4.50%, 09/01/40	4,491,142	4,757,709
Pool# A95407 4.00%, 12/01/40	1,946,367	2,040,441
Pool# A96049 4.00%, 01/01/41	5,806,449	6,087,094
Pool# A96050 4.00%, 01/01/41	5,921,418	6,207,620
Pool# A96715 3.50%, 02/01/41	1,006,422	1,034,424
Pool# A97040 4.00%, 02/01/41	2,927,269	3,068,754
Freddie Mac Gold Pool TBA
4.00%, 10/15/26	3,000,000	3,154,688
4.50%, 10/15/26	4,200,000	4,454,625
Freddie Mac Non Gold Pool
Pool# 1B8478, 3.34%, 07/01/41(a)	1,696,420	1,766,748
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	2,073	2,421
Pool# 376510 7.00%, 05/15/24	4,553	5,271
Pool# 457801 7.00%, 08/15/28	6,626	7,716
Pool# 486936 6.50%, 02/15/29	5,257	6,079
Pool# 502969 6.00%, 03/15/29	19,588	22,013
Pool# 487053 7.00%, 03/15/29	7,935	9,257
Pool# 781014 6.00%, 04/15/29	14,582	16,370
Pool# 509099 7.00%, 06/15/29	4,544	5,300
Pool# 470643 7.00%, 07/15/29	17,973	20,967
Pool# 434505 7.50%, 08/15/29	488	573
Pool# 416538 7.00%, 10/15/29	1,005	1,172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 524269 8.00%, 11/15/29	$9,709	$10,477
Pool# 781124 7.00%, 12/15/29	31,402	36,540
Pool# 525561 8.00%, 01/15/30	2,431	2,576
Pool# 507396 7.50%, 09/15/30	97,687	114,801
Pool# 531352 7.50%, 09/15/30	9,481	11,142
Pool# 536334 7.50%, 10/15/30	745	876
Pool# 540659 7.00%, 01/15/31	1,114	1,304
Pool# 486019 7.50%, 01/15/31	2,446	2,883
Pool# 535388 7.50%, 01/15/31	3,391	3,996
Pool# 537406 7.50%, 02/15/31	1,217	1,434
Pool# 528589 6.50%, 03/15/31	86,750	100,320
Pool# 508473 7.50%, 04/15/31	14,322	16,878
Pool# 544470 8.00%, 04/15/31	4,168	4,524
Pool# 781287 7.00%, 05/15/31	16,658	19,425
Pool# 549742 7.00%, 07/15/31	6,653	7,801
Pool# 781319 7.00%, 07/15/31	5,128	5,988
Pool# 485879 7.00%, 08/15/31	18,602	21,809
Pool# 572554 6.50%, 09/15/31	156,554	181,044
Pool# 555125 7.00%, 09/15/31	1,016	1,192
Pool# 781328 7.00%, 09/15/31	15,762	18,375
Pool# 550991 6.50%, 10/15/31	4,366	5,049
Pool# 571267 7.00%, 10/15/31	1,881	2,206
Pool# 574837 7.50%, 11/15/31	3,145	3,704
Pool# 555171 6.50%, 12/15/31	1,718	1,987
Pool# 781380 7.50%, 12/15/31	4,754	5,577
Pool# 781481 7.50%, 01/15/32	24,308	28,488
Pool# 580972 6.50%, 02/15/32	4,160	4,811
Pool# 781401 7.50%, 02/15/32	13,461	16,210
Pool# 781916 6.50%, 03/15/32	297,210	341,330
Pool# 552474 7.00%, 03/15/32	12,748	14,935
Pool# 781478 7.50%, 03/15/32	8,552	10,029
Pool# 781429 8.00%, 03/15/32	13,543	16,077
Pool# 781431 7.00%, 04/15/32	56,563	66,065
Pool# 568715 7.00%, 05/15/32	53,558	62,745
Pool# 552616 7.00%, 06/15/32	69,318	81,249
Pool# 570022 7.00%, 07/15/32	72,083	84,447
Pool# 583645 8.00%, 07/15/32	7,377	8,743
Pool# 595077 6.00%, 10/15/32	35,827	40,155
Pool# 596657 7.00%, 10/15/32	6,349	7,438
Pool# 552903 6.50%, 11/15/32	305,523	353,317
Pool# 552952 6.00%, 12/15/32	34,895	39,111
Pool# 588192 6.00%, 02/15/33	18,148	20,341
Pool# 602102 6.00%, 02/15/33	31,125	34,885
Pool# 553144 5.50%, 04/15/33	165,374	183,777
Pool# 604243 6.00%, 04/15/33	82,539	92,511
Pool# 611526 6.00%, 05/15/33	31,376	35,167
Pool# 553320 6.00%, 06/15/33	89,414	100,217
Pool# 572733 6.00%, 07/15/33	11,380	12,755
Pool# 573916 6.00%, 11/15/33	83,254	93,312
Pool# 604788 6.50%, 11/15/33	217,966	248,794
Pool# 604875 6.00%, 12/15/33	174,806	195,925
Pool# 781688 6.00%, 12/15/33	169,302	189,756
Pool# 781690 6.00%, 12/15/33	71,947	80,639
Pool# 781699 7.00%, 12/15/33	27,847	32,512
Pool# 621856 6.00%, 01/15/34	57,401	64,264
Pool# 564799 6.00%, 03/15/34	414,481	464,685

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 630038 6.50%, 08/15/34	$132,578	$151,329
Pool# 781804 6.00%, 09/15/34	221,318	248,056
Pool# 781847 6.00%, 12/15/34	197,842	221,744
Pool# 486921 5.50%, 02/15/35	85,009	94,283
Pool# 781902 6.00%, 02/15/35	171,588	191,764
Pool# 781933 6.00%, 06/15/35	29,317	32,835
Pool# 649454 5.50%, 09/15/35	918,458	1,018,657
Pool# 649510 5.50%, 10/15/35	1,444,884	1,602,514
Pool# 649513 5.50%, 10/15/35	1,861,642	2,064,738
Pool# 652207 5.50%, 03/15/36	1,432,619	1,585,776
Pool# 652539 5.00%, 05/15/36	118,957	130,843
Pool# 655519 5.00%, 05/15/36	175,689	193,243
Pool# 606308 5.50%, 05/15/36	214,788	237,751
Pool# 606314 5.50%, 05/15/36	105,817	117,130
Pool# 657912 6.50%, 08/15/36	50,564	57,542
Pool# 697957 4.50%, 03/15/39	17,756,640	19,360,764
Pool# 704630 5.50%, 07/15/39	351,033	388,122
Pool# 722292 5.00%, 09/15/39	7,262,880	7,984,003
Pool# 782803 6.00%, 11/15/39	6,032,512	6,733,515
Pool# 733312 4.00%, 09/15/40	236,891	253,933
Pool# 690662 4.00%, 01/15/41	152,266	163,220
Pool# 719486 4.00%, 01/15/41	109,477	117,353
Pool# 742244 4.00%, 01/15/41	602,072	645,384
Pool# 753826 4.00%, 01/15/41	183,563	196,747
Pool# 755958 4.00%, 01/15/41	657,557	704,861
Pool# 755959 4.00%, 01/15/41	486,217	521,423
Pool# 759075 4.00%, 01/15/41	471,370	505,501
Pool# 757555 4.00%, 02/15/41	78,089	83,743
Pool# 757557 4.00%, 02/15/41	120,896	129,593
Pool# 759207 4.00%, 02/15/41	882,237	946,119
Pool# 738107 4.00%, 03/15/41	1,971,749	2,113,134
Ginnie Mae II Pool
Pool# G23851 5.50%, 05/20/36	4,555,107	5,068,047
Pool# G24559 5.00%, 10/20/39	1,942,626	2,139,979
Pool# G24715 5.00%, 06/20/40	885,969	974,418
Pool# G24747 5.00%, 07/20/40	8,909,170	9,798,599
Pool# G24771 4.50%, 08/20/40	8,825,794	9,581,740
Pool# G24802 5.00%, 09/20/40	6,151,852	6,766,010
Pool# G24834 4.50%, 10/20/40	1,851,641	2,010,237
Pool# 737727 4.00%, 12/20/40	4,649,092	4,984,272
Pool# 737730 4.00%, 12/20/40	1,225,654	1,314,018
Pool# G24922 4.00%, 01/20/41	1,916,802	2,053,798
Pool# G25017 4.50%, 04/20/41	5,886,175	6,390,337
Pool# G25056 5.00%, 05/20/41	2,006,752	2,207,092
Pool# G25082 4.50%, 06/20/41	1,983,417	2,153,300
Ginnie Mae II Pool TBA
4.50%, 10/15/41	2,000,000	2,167,812
5.00%, 10/15/41	2,000,000	2,196,563

Total U.S. Government Mortgage Backed Agencies (cost $530,772,022)		554,538,804

U.S. Government Sponsored & Agency Obligations 6.1%

	Principal Amount	Market Value
Fannie Mae 0.50%, 10/30/12	$3,000,000	$3,008,526
1.50%, 06/26/13	7,680,000	7,825,136
1.25%, 08/20/13(b)	8,500,000	8,622,366
1.45%, 01/24/14	9,600,000	9,632,861
2.50%, 05/15/14(b)	4,800,000	5,032,949
0.65%, 08/28/14	8,400,000	8,370,869
3.00%, 09/16/14(b)	5,325,000	5,694,960
4.63%, 10/15/14	1,779,000	1,989,297
4.38%, 10/15/15(b)	1,618,000	1,835,152
3.00%, 09/01/16	3,600,000	3,635,863
5.38%, 06/12/17	1,995,000	2,419,428

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$695,000	$813,547
Federal Home Loan Banks 3.63%, 10/18/13	5,000,000	5,320,870
4.88%, 05/17/17(b)	1,125,000	1,342,215
5.25%, 06/05/17	7,000,000	8,366,148
5.50%, 07/15/36	1,500,000	1,936,095
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	26,523
Freddie Mac 0.38%, 11/30/12	2,000,000	2,001,416
4.13%, 12/21/12(b)	3,610,000	3,775,215
0.63%, 12/28/12	3,260,000	3,272,078
4.38%, 07/17/15(b)	7,214,000	8,149,007
3.75%, 03/27/19(b)	1,870,000	2,112,563
6.75%, 09/15/29(b)	557,000	823,726
6.25%, 07/15/32	1,245,000	1,808,997
Tennessee Valley Authority 6.25%, 12/15/17	50,000	63,025
4.50%, 04/01/18	4,635,000	5,377,240
4.88%, 01/15/48	500,000	620,257

Total U.S. Government Sponsored & Agency Obligations (cost $97,669,290)		103,876,329

U.S. Treasury Bonds 6.5%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.50%, 02/15/39	$2,285,000	$2,540,634
3.75%, 08/15/41(b)	8,500,000	9,895,870
3.88%, 08/15/40	1,000,000	1,188,125
4.25%, 05/15/39	5,595,000	7,040,961
4.25%, 11/15/40	3,400,000	4,299,406
4.38%, 11/15/39	8,245,000	10,599,978
4.38%, 05/15/40	2,600,000	3,346,694
4.50%, 02/15/36(b)	2,620,000	3,392,491
4.50%, 08/15/39(b)	2,380,000	3,115,196
4.63%, 02/15/40	7,395,000	9,881,569
4.75%, 02/15/41	7,400,000	10,111,405
5.00%, 05/15/37	305,000	424,617
5.38%, 02/15/31	5,337,000	7,507,659
6.25%, 08/15/23	17,181,000	24,488,286
6.88%, 08/15/25(b)	1,613,000	2,471,419
8.00%, 11/15/21(b)	3,710,000	5,794,556
8.13%, 08/15/19(b)	1,900,000	2,830,555
8.50%, 02/15/20(b)	2,138,000	3,293,690
8.75%, 05/15/17(b)	124,000	175,915

Total U.S. Treasury Bonds (cost $92,019,888)		112,399,026

U.S. Treasury Notes 26.3%

	Principal Amount	Market Value
U.S. Treasury Notes 0.13%, 08/31/13(b)	$15,000,000	$14,963,085
0.13%, 09/30/13	15,000,000	14,961,300
0.38%, 10/31/12	16,600,000	16,634,362
0.50%, 05/31/13(b)	20,000,000	20,084,380
0.50%, 10/15/13(b)	11,000,000	11,042,966
1.00%, 08/31/16(b)	15,000,000	15,037,500
1.00%, 09/30/16	4,000,000	4,005,920
1.13%, 12/15/12(b)	15,000,000	15,165,240
1.25%, 08/31/15(b)	14,800,000	15,142,250
1.25%, 09/30/15(b)	6,700,000	6,848,660
1.38%, 11/15/12	15,000,000	15,198,045
1.38%, 02/15/13(b)	7,415,000	7,529,992
1.38%, 03/15/13(b)	11,200,000	11,383,792
1.38%, 11/30/15(b)	7,000,000	7,181,566
1.75%, 03/31/14(b)	7,655,000	7,916,349
1.75%, 07/31/15(b)	9,860,000	10,275,205
1.88%, 02/28/14(b)	15,000,000	15,539,070
1.88%, 04/30/14(b)	10,525,000	10,925,445
1.88%, 08/31/17(b)	5,000,000	5,193,750
2.00%, 04/30/16	9,000,000	9,466,920
2.13%, 11/30/14(b)	5,230,000	5,499,669
2.13%, 02/29/16	3,500,000	3,700,704
2.25%, 05/31/14(b)	14,000,000	14,682,500
2.25%, 11/30/17	4,400,000	4,661,936
2.38%, 08/31/14	1,302,000	1,375,136
2.38%, 09/30/14	5,605,000	5,927,725
2.38%, 02/28/15(b)	5,225,000	5,547,905
2.38%, 03/31/16	2,000,000	2,136,094
2.38%, 05/31/18	8,000,000	8,515,600
2.50%, 04/30/15	7,475,000	7,983,651
2.50%, 06/30/17(b)	3,530,000	3,794,750
3.00%, 09/30/16	2,460,000	2,704,271
3.00%, 02/28/17(b)	2,475,000	2,726,754
3.13%, 05/15/21	8,000,000	8,879,360
3.25%, 06/30/16(b)	6,135,000	6,810,328
3.25%, 12/31/16(b)	12,650,000	14,086,964
3.38%, 11/15/19(b)	17,360,000	19,687,316
3.50%, 05/15/20(b)	25,400,000	29,088,842
3.63%, 08/15/19(b)	26,080,000	30,032,737
3.63%, 02/15/20(b)	6,430,000	7,422,631
4.00%, 02/15/15	3,250,000	3,625,021
4.13%, 05/15/15(b)	1,748,000	1,969,094
4.25%, 11/15/17(b)	3,710,000	4,375,481
4.50%, 11/15/15	6,372,000	7,349,204
4.50%, 05/15/17	5,775,000	6,846,534
4.63%, 02/15/17(b)	6,365,000	7,551,971

Total U.S. Treasury Notes (cost $426,852,570)		451,477,975

Yankee Dollars 0.6%

	Principal Amount	Market Value
Chemicals 0.0%†
Agrium, Inc., 6.13%, 01/15/41	$150,000	$183,244
Potash Corp of Saskatchewan, Inc. 4.88%, 03/01/13	165,000	173,772
5.88%, 12/01/36	125,000	149,866

		506,882

Commercial Banks 0.0%†
BBVA US Senior SAU, 3.25%, 05/16/14	600,000	562,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Westpac Banking Corp., 4.63%, 06/01/18	$147,000	$153,820

		716,100

Diversified Financial Services 0.0%†
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	423,852
ORIX Corp., 5.00%, 01/12/16	200,000	206,592

		630,444

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	220,000	322,132
8.88%, 03/01/26	156,000	238,831

		560,963

Energy Equipment & Services 0.1%
Encana Corp. 4.75%, 10/15/13	339,000	359,773
6.50%, 08/15/34	350,000	394,212
Weatherford International Ltd., 5.50%, 02/15/16	74,000	80,597

		834,582

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	98,283
Rio Tinto Alcan, Inc., 4.50%, 05/15/13	372,000	389,365
Teck Resources Ltd., 3.85%, 08/15/17	100,000	105,371
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	187,218

		780,237

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	304,992
Enbridge, Inc., 5.60%, 04/01/17	500,000	560,019
Nexen, Inc. 5.88%, 03/10/35	133,000	130,098
6.40%, 05/15/37	350,000	356,183
Petro-Canada, 5.95%, 05/15/35	271,000	294,552
Statoil ASA, 6.80%, 01/15/28	350,000	463,889
Suncor Energy, Inc., 6.10%, 06/01/18	805,000	938,763
Talisman Energy, Inc. 7.25%, 10/15/27	133,000	164,052
5.75%, 05/15/35	350,000	371,052
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	899,162

		4,482,762

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	400,000	404,173

Road & Rail 0.1%
Canadian National Railway Co. 4.40%, 03/15/13	1,035,000	1,087,264
6.90%, 07/15/28	242,000	327,871
6.20%, 06/01/36	236,000	304,587

		1,719,722

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	106,182

Total Yankee Dollars (cost $9,641,691)		10,742,047

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (g)	17,832,737	$17,832,737

Total Mutual Fund (cost $17,832,737)		17,832,737

Repurchase Agreement 1.0%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $16,469,612, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value $16,798,940. (h)	$16,469,543	$16,469,543

Total Repurchase Agreement (cost $16,469,543)		16,469,543

Total Investments (cost $1,624,523,336) (i) — 100.8%		1,731,270,136
Liabilities in excess of other assets — (0.8%)		(13,544,785)

NET ASSETS — 100.0%		$1,717,725,351

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

(b)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $341,704,789, which was collateralized by a repurchase agreement with a value of $16,469,543 and $330,823,194 of collateral in the form of U.S. government agency securities, interest rates ranging from 0.50% to 10.50% and maturity dates ranging from 12/15/12 to 08/15/41, a total value of $347,292,737.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2011.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $4,167,572 which represents 0.24% of net assets.
(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date reflects the next call date.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of September 30, 2011.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011 was $16,469,543.
(i)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,625,913,492, tax unrealized appreciation and depreciation were $108,591,797 and $(3,235,153), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AEC	Aruba Exempt Corporation
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,816,344	$—	$2,816,344
Commercial Mortgage Backed Securities	—	34,832,004	—	34,832,004
Corporate Bonds	—	360,780,420	—	360,780,420
Municipal Bonds	—	17,319,587	—	17,319,587
Mutual Fund	17,832,737	—	—	17,832,737
Repurchase Agreement	—	16,469,543	—	16,469,543
Sovereign Bonds	—	48,185,320	—	48,185,320
U.S. Government Mortgage Backed Agencies	—	554,538,804	—	554,538,804
U.S. Government Sponsored & Agency Obligations	—	103,876,329	—	103,876,329
U.S. Treasury Bonds	—	112,399,026	—	112,399,026
U.S. Treasury Notes	—	451,477,975	—	451,477,975
Yankee Dollars	—	10,742,047	—	10,742,047

Total	$17,832,737	$1,713,437,399	$—	$1,731,270,136

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Cardinal Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 94.9%
NVIT Multi-Manager International Growth Fund, Class Y(a)	473,494	$3,920,532
NVIT Multi-Manager International Value Fund, Class Y(a)	545,688	4,463,724
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	612,418	5,297,418
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	841,570	6,294,946
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	226,300	2,093,272
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	259,759	2,327,440
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	66,481	912,778
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	164,609	1,412,348
NVIT Multi-Manager Small Company Fund, Class Y(a)	38,949	583,068
Total Equity Funds (cost $30,681,974)		27,305,526

Fixed Income Funds 5.2%
NVIT Core Bond Fund, Class Y(a)	68,876	751,436
NVIT Core Plus Bond Fund, Class Y(a)	66,357	749,830
Total Fixed Income Funds (cost $1,493,604)		1,501,266
Total Mutual Funds (cost $32,175,578)		28,806,792
Total Investments (cost $32,175,578) (b) — 100.1%		28,806,792
Liabilities in excess of other assets — (0.1%)		(18,288)
NET ASSETS — 100.0%		$28,788,504

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $33,112,418, tax unrealized appreciation and depreciation were $7,177 and $(4,312,803), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Cardinal Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$28,806,792	$—	$—	$28,806,792

Total	$28,806,792	$—	$—	$28,806,792

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Cardinal Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 48.9%
NVIT Multi-Manager International Growth Fund, Class Y(a)	8,559,525	$70,872,863
NVIT Multi-Manager International Value Fund, Class Y(a)	10,085,437	82,498,874
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	15,791,508	136,596,543
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	22,612,738	169,143,279
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	4,236,366	39,186,388
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	6,875,174	61,601,557
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	907,091	12,454,354
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,728,470	23,410,269
NVIT Multi-Manager Small Company Fund, Class Y(a)	821,289	12,294,699
Total Equity Funds (cost $637,645,977)		608,058,826

Fixed Income Funds 47.0%
NVIT Core Bond Fund, Class Y(a)	17,473,000	190,630,428
NVIT Core Plus Bond Fund, Class Y(a)	16,832,226	190,204,155
NVIT Short-Term Bond Fund, Class Y(a)	19,574,037	202,395,540
Total Fixed Income Funds (cost $571,253,812)		583,230,123

Money Market Fund 4.1%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	50,791,188	50,791,188
Total Money Market Fund (cost $50,791,188)		50,791,188
Total Mutual Funds (cost $1,259,690,977)		1,242,080,137
Total Investments (cost $1,259,690,977) (c) — 100.0%		1,242,080,137
Liabilities in excess of other assets — 0.0%†		(400,280)
NET ASSETS — 100.0%		$1,241,679,857

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,267,671,054, tax unrealized appreciation and depreciation were $10,811,856 and $(36,402,773), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Cardinal Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,242,080,137	$—	$—	$1,242,080,137

Total	$1,242,080,137	$—	$—	$1,242,080,137

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 69.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	18,015,593	$149,169,113
NVIT Multi-Manager International Value Fund, Class Y(a)	22,199,077	181,588,448
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	29,995,975	259,465,188
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	40,649,604	304,059,037
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,645,090	89,217,078
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	11,579,840	103,755,371
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,534,867	34,803,723
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,788,309	49,663,691
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,148,141	17,187,672

Total Equity Funds (cost $1,276,566,676)		1,188,909,321

Fixed Income Funds 30.9%
NVIT Core Bond Fund, Class Y(a)	16,281,138	177,627,218
NVIT Core Plus Bond Fund, Class Y(a)	15,684,253	177,232,058
NVIT Short-Term Bond Fund, Class Y(a)	17,088,953	176,699,773

Total Fixed Income Funds (cost $523,676,667)		531,559,049

Money Market Funds 0.0%†
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	229,698	229,698

Total Money Market Funds (cost $229,698)		229,698

Total Mutual Funds (cost $1,800,473,041)		1,720,698,068

Total Investments (cost $1,800,473,041) (c) — 100.0%		1,720,698,068
Liabilities in excess of other assets — 0.0%†		(559,449)

NET ASSETS — 100.0%		$1,720,138,619

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,811,612,478, tax unrealized appreciation and depreciation were $8,363,442 and $(99,277,852), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,720,698,068	$—	$—	$1,720,698,068

Total	$1,720,698,068	$—	$—	$1,720,698,068

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 19.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,236,180	$10,235,573
NVIT Multi-Manager International Value Fund, Class Y(a)	1,860,538	15,219,197
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,066,690	26,526,867
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,835,361	36,168,497
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	632,080	5,846,742
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,195,720	10,713,655

Total Equity Funds (cost $111,976,876)		104,710,531

Fixed Income Funds 72.6%
NVIT Core Bond Fund, Class Y(a)	10,031,255	109,440,995
NVIT Core Plus Bond Fund, Class Y(a)	9,663,265	109,194,898
NVIT Short-Term Bond Fund, Class Y(a)	16,834,619	174,069,966

Total Fixed Income Funds (cost $388,820,589)		392,705,859

Money Market Fund 8.1%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	43,775,554	43,775,554

Total Money Market Fund (cost $43,775,554)		43,775,554

Total Mutual Funds (cost $544,573,019)		541,191,944

Total Investments (cost $544,573,019) (c) — 100.0%		541,191,944
Liabilities in excess of other assets — 0.0%†		(184,735)

NET ASSETS — 100.0%		$541,007,209

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	At September 30, 2011, the tax basis cost of the Fund’s investments was $545,777,057, tax unrealized appreciation and depreciation were $3,936,564 and $(8,521,677), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Cardinal Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$541,191,944	$—	$—	$541,191,944

Total	$541,191,944	$—	$—	$541,191,944

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Cardinal Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 59.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	13,452,751	$111,388,781
NVIT Multi-Manager International Value Fund, Class Y(a)	17,423,149	142,521,361
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	25,102,952	217,140,535
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	34,803,382	260,329,295
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	7,398,266	68,433,964
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	11,001,372	98,572,298
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,437,820	33,471,275
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,788,007	32,501,096
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,103,843	16,524,534

Total Equity Funds (cost $1,040,085,348)		980,883,139

Fixed Income Funds 37.9%
NVIT Core Bond Fund, Class Y(a)	18,789,201	204,990,185
NVIT Core Plus Bond Fund, Class Y(a)	18,101,513	204,547,093
NVIT Short-Term Bond Fund, Class Y(a)	21,372,132	220,987,843

Total Fixed Income Funds (cost $622,390,286)		630,525,121

Money Market Fund 3.1%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	51,227,724	51,227,724

Total Money Market Fund (cost $51,227,724)		51,227,724

Total Mutual Funds (cost $1,713,703,358)		1,662,635,984

Total Investments (cost $1,713,703,358) (c) — 100.0%		1,662,635,984
Liabilities in excess of other assets — 0.0%†		(542,858)

NET ASSETS — 100.0%		$1,662,093,126

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,722,605,645, tax unrealized appreciation and depreciation were $9,109,446 and $(69,079,107), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Cardinal Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,662,635,984	$—	$—	$1,662,635,984

Total	$1,662,635,984	$—	$—	$1,662,635,984

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 79.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	5,042,876	$41,755,011
NVIT Multi-Manager International Value Fund, Class Y(a)	5,518,945	45,144,974
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,762,622	58,496,678
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	9,046,128	67,665,036
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,071,109	19,157,757
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,847,782	25,516,129
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	536,222	7,362,332
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,602,559	13,749,955
NVIT Multi-Manager Small Company Fund, Class Y(a)	467,697	7,001,429

Total Equity Funds (cost $283,055,439)		285,849,301

Fixed Income Funds 20.7%
NVIT Core Bond Fund, Class Y(a)	2,570,357	28,042,597
NVIT Core Plus Bond Fund, Class Y(a)	2,476,195	27,981,009
NVIT Short-Term Bond Fund, Class Y(a)	1,799,749	18,609,402

Total Fixed Income Funds (cost $72,179,171)		74,633,008

Total Mutual Funds (cost $355,234,610)		360,482,309

Total Investments (cost $355,234,610) (b) — 100.0%		360,482,309
Liabilities in excess of other assets — 0.0%†		(134,023)

NET ASSETS — 100.0%		$360,348,286

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $364,924,220, tax unrealized appreciation and depreciation were $4,503,216 and $(8,945,127), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$360,482,309	$—	$—	$360,482,309

Total	$360,482,309	$—	$—	$360,482,309

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 39.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,292,844	$18,984,751
NVIT Multi-Manager International Value Fund, Class Y(a)	3,447,727	28,202,409
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,146,053	44,513,358
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,335,653	62,350,683
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,179,847	10,913,586
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,219,400	19,885,827
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	557,687	4,784,952
NVIT Multi-Manager Small Company Fund, Class Y(a)	325,663	4,875,182

Total Equity Funds (cost $207,826,709)		194,510,748

Fixed Income Funds 55.9%
NVIT Core Bond Fund, Class Y(a)	8,597,007	93,793,350
NVIT Core Plus Bond Fund, Class Y(a)	8,280,760	93,572,592
NVIT Short-Term Bond Fund, Class Y(a)	8,790,568	90,894,477

Total Fixed Income Funds (cost $272,718,042)		278,260,419

Money Market Fund 5.1%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	25,365,272	25,365,272

Total Money Market Fund (cost $25,365,272)		25,365,272

Total Mutual Funds (cost $505,910,023)		498,136,439

Total Investments (cost $505,910,023) (c) — 100.0%		498,136,439
Liabilities in excess of other assets — 0.0%†		(176,460)

NET ASSETS — 100.0%		$497,959,979

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	At September 30, 2011, the tax basis cost of the Fund’s investments was $508,141,699, tax unrealized appreciation and depreciation were $5,128,892 and $(15,134,152), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$498,136,439	$—	$—	$498,136,439

Total	$498,136,439	$—	$—	$498,136,439

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Security 0.0%†

	Principal Amount	Market Value
Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.54%, 09/25/25(a)	$319,709	$318,823
Total Asset-Backed Security (cost $313,025)		318,823

Collateralized Mortgage Obligations 10.7%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	$10,000,000	$10,926,558
Series 2010-86, Class VB, 3.00%, 05/25/28	6,929,851	7,205,914
Series 2010-122, Class TG, 3.00%, 04/25/39	7,269,584	7,499,938
Series 2009-78, Class BM, 4.00%, 06/25/39	8,393,439	8,873,310
Freddie Mac REMICS Series 2653, Class C, 3.88%, 06/15/23	15,854,203	16,672,692
Series 3665, Class KA, 3.00%, 05/15/36	6,282,899	6,492,384
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,949,341
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,750,932
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	13,336,898
Series 2010-112, Class QM, 2.50%, 09/20/39	7,092,890	7,363,111
Total Collateralized Mortgage Obligations (cost $99,891,730)		104,071,078

Commercial Mortgage Backed Securities 5.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43(a)	$700,000	$671,845
Series 2005-6, Class AJ, 5.37%, 09/10/47(a)	730,000	663,157
Series 2005-6, Class A4, 5.37%, 09/10/47(a)	2,500,000	2,749,463
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(a)	1,000,000	1,065,220
Series 2005-T18, Class A4, 4.93%, 02/13/42(a)	1,700,000	1,833,613
Series 2006-T22, Class AM, 5.70%, 04/12/38(a)	500,000	488,779
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.89%, 12/10/49(a)	2,000,000	2,159,240
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46(b)	2,469,816	2,533,614
Series 2011-LC1A, Class A3, 5.00%, 11/10/46(b)	2,250,000	2,405,061
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,000,000	3,110,715
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	632,110
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6, 5.40%, 08/10/38(a)	1,500,000	1,594,357
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,113,520
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	1,810,982
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,000,000	1,006,656
Series 2006-LDP6, Class A4, 5.48%, 04/15/43(a)	1,359,000	1,482,896
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4, 4.37%, 03/15/36	2,500,000	2,623,377
Series 2004-C4, Class A3, 5.35%, 06/15/29(a)	457,072	463,811
Series 2004-C6, Class A4, 4.58%, 08/15/29	20,204	20,214
Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,083,655
Series 2005-C7, Class AJ, 5.32%, 11/15/40(a)	1,500,000	1,296,911
Series 2007-C6, Class A2, 5.85%, 07/15/40	720,504	733,652
Series 2008-C1, Class A2, 6.31%, 04/15/41(a)	1,500,000	1,639,698
Morgan Stanley Capital I Series 2005-T19, Class A3, 4.83%, 06/12/47	251,124	250,953
Series 2005-T19, Class AJ, 4.99%, 06/12/47(a)	1,000,000	896,117
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,021,411
Series 2006-T21, Class A4, 5.16%, 10/12/52(a)	2,500,000	2,702,420
Series 2006-T23, Class AM, 5.99%, 08/12/41(a)	1,479,000	1,514,758
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,073,759
Series 2011-C1, Class A2, 3.88%, 09/15/47(b)	2,500,000	2,580,315
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,235,431

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39%, 10/15/35	$43,728	$43,725
Total Commercial Mortgage Backed Securities (cost $47,832,911)		48,501,435

Corporate Bonds 38.3%

	Principal Amount	Market Value
Airlines 0.9%
American Airlines 2011-2, Pass Through Trust, Series A, Class A, 8.63%, 10/15/21	$8,150,000	$8,007,375
Continental Airlines 2000-2, Pass Through Trust, Series 002A, Class A-1, 7.71%, 04/02/21	310,233	319,540
		8,326,915

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	1,500,000	1,948,034
6.88%, 11/15/19	1,500,000	1,908,475
		3,856,509

Biotechnology 1.0%
Biogen Idec, Inc., 6.88%, 03/01/18	8,000,000	9,800,368

Capital Markets 0.9%
Morgan Stanley 3.45%, 11/02/15	2,800,000	2,578,657
5.50%, 01/26/20	3,000,000	2,753,775
5.75%, 01/25/21	4,000,000	3,680,268
		9,012,700

Chemicals 2.9%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,685,542
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,066,160
Cytec Industries, Inc. 6.00%, 10/01/15	5,320,000	5,895,097
8.95%, 07/01/17	4,000,000	5,060,392
Mosaic Global Holdings, Inc. 7.38%, 08/01/18	5,000,000	6,277,680
7.30%, 01/15/28	1,205,000	1,526,675
		28,511,546

Commercial Banks 6.9%
Bank of America NA, 6.10%, 06/15/17	3,800,000	3,538,606
Fifth Third Bancorp, 4.50%, 06/01/18	8,130,000	8,116,602
HSBC Bank USA NA 6.00%, 08/09/17	3,000,000	3,216,384
4.88%, 08/24/20	3,000,000	2,813,592
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	2,749,664
ING Bank NV, 5.13%, 05/01/15(b)	10,400,000	10,479,487
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	8,778,397
Nordea Bank AB, 4.88%, 05/13/21(b)	4,350,000	3,717,075
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,736,210
Standard Chartered Bank, 6.40%, 09/26/17(b)	9,155,000	9,613,739
SunTrust Bank, 0.60%, 08/24/15(a)	5,000,000	4,563,790
Wells Fargo Capital XIII, 7.70%, 03/26/13(c)	1,000,000	1,000,000
		67,323,546

Consumer Finance 2.8%
American Honda Finance Corp. 2.50%, 09/21/15(b)	3,000,000	3,033,036
7.63%, 10/01/18(b)	4,000,000	4,995,976
Sallie Mae, Inc., 0.00%, 10/03/22	14,956,000	10,666,739
Toyota Motor Credit Corp. 4.50%, 06/17/20	3,250,000	3,563,843
3.40%, 09/15/21	5,000,000	5,042,870
		27,302,464

Diversified Financial Services 3.2%
BP Capital Markets PLC, 5.25%, 11/07/13	1,000,000	1,076,735
Citigroup, Inc., 8.13%, 07/15/39	1,500,000	1,798,038
FMR LLC 7.49%, 06/15/19(b)	3,250,000	4,002,342
6.50%, 12/14/40(b)	3,000,000	3,320,754
General Electric Capital Corp. 6.00%, 08/07/19	2,000,000	2,251,288
5.30%, 02/11/21	6,000,000	6,224,406
Harley-Davidson Funding Corp., 6.80%, 06/15/18(b)	3,000,000	3,493,056
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(c)	1,000,000	1,030,010
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,592,155
Xstrata Finance Canada Ltd. 5.80%, 11/15/16(b)	2,148,000	2,361,677
6.90%, 11/15/37(b)	2,000,000	2,207,490
		31,357,951

Diversified Telecommunication Services 1.4%
AT&T, Inc., 3.88%, 08/15/21	10,000,000	10,286,590
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	3,478,719
		13,765,309

Electric Utilities 1.0%
Integrys Energy Group, Inc., 4.17%, 11/01/20	2,000,000	2,059,698
Nisource Finance Corp., 6.13%, 03/01/22	3,000,000	3,399,240
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,432,070

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
PacifiCorp, 5.65%, 07/15/18	$1,500,000	$1,805,498

		9,696,506

Energy Equipment & Services 2.2%
Ensco PLC, 4.70%, 03/15/21	8,000,000	8,153,888
Nabors Industries, Inc., 6.15%, 02/15/18	9,000,000	10,035,072
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,106,145
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,654,735

		20,949,840

Food & Staples Retailing 1.0%
CVS Pass-Through Trust, 6.94%, 01/10/30	8,544,156	9,600,556

Health Care Providers & Services 0.5%
Quest Diagnostics, Inc., 4.70%, 04/01/21	4,000,000	4,291,788

Insurance 2.0%
Berkshire Hathaway, Inc., 3.75%, 08/15/21	5,000,000	5,070,765
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,600,500
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	784,852
Prudential Financial, Inc. 4.75%, 09/17/15	3,000,000	3,131,763
6.00%, 12/01/17	5,000,000	5,300,290

		18,888,170

Media 1.2%
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,108,544
Time Warner Cable, Inc. 6.75%, 07/01/18	3,250,000	3,781,882
4.00%, 09/01/21	4,000,000	3,911,672

		11,802,098

Metals & Mining 3.1%
Allegheny Technologies, Inc. 9.38%, 06/01/19	2,246,000	2,827,186
5.95%, 01/15/21	3,500,000	3,683,578
Anglo American Capital PLC 9.38%, 04/08/19(b)	2,800,000	3,708,267
4.45%, 09/27/20(b)	3,000,000	3,004,815
ArcelorMittal, 5.50%, 03/01/21	7,600,000	6,809,980
Kinross Gold Corp., 5.13%, 09/01/21(b)	10,000,000	9,920,380

		29,954,206

Multi-Utilities 1.0%
DTE Energy Co., 1.03%, 06/03/13(a)	10,000,000	9,981,980

Office Electronics 0.8%
Xerox Corp., 1.11%, 05/16/14(a)	7,500,000	7,431,870

Oil, Gas & Consumable Fuels 3.0%
Energy Transfer Partners LP 9.70%, 03/15/19	4,250,000	5,261,254
6.05%, 06/01/41	3,000,000	2,804,451
Enterprise Products Operating LLC, 4.05%, 02/15/22	7,000,000	7,012,761
Pride International, Inc., 6.88%, 08/15/20	2,500,000	2,884,710
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	1,000,000	1,131,431
5.50%, 02/15/20	5,000,000	5,316,975
4.65%, 02/15/22	5,000,000	4,927,685

		29,339,267

Real Estate Investment Trusts (REITs) 0.5%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,344,249
National Retail Properties, Inc., 6.88%, 10/15/17	2,580,000	2,880,430
Simon Property Group LP, 4.38%, 03/01/21	1,000,000	1,015,937

		5,240,616

Tobacco 1.6%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,137,480
Lorillard Tobacco Co., 6.88%, 05/01/20	5,000,000	5,544,640
Reynolds American, Inc., 7.63%, 06/01/16	4,700,000	5,626,835

		15,308,955

Total Corporate Bonds (cost $362,999,878)		371,743,160

Municipal Bond 0.7%

	Principal Amount	Market Value
Illinois 0.7%
City of Chicago, Series 2011, 7.78%, 01/01/35	$5,500,000	$6,772,755

Total Municipal Bond (cost $5,500,000)		6,772,755

Sovereign Bond 1.4%

	Principal Amount	Market Value
ISRAEL 1.4%
Israel Government AID Bond, 5.50%, 12/04/23	$10,602,000	$13,437,462

Total Sovereign Bond (cost $13,377,650)		13,437,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Bond Fund

U.S. Government Mortgage Backed Agencies 14.5%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 873863 5.69%, 05/01/16	$4,699,011	$4,947,731
Pool# 464279 4.30%, 07/01/21	3,512,722	3,818,510
Pool# AA4433 4.50%, 03/01/39	13,870,549	14,733,846
Pool# AH1422 4.00%, 01/01/41	9,968,110	10,458,105
Fannie Mae REMICS
Pool# FNR 2005-53 MH 5.50%, 03/25/34	10,000,000	10,798,258
Pool# FNR 2007-74 QC 6.00%, 02/25/36	13,652,000	14,835,911
Pool# FNR 2007-6 PA5. 50%, 02/25/37	6,094,133	6,748,954
Pool# FNR 2007-66 AH 6.00%, 07/25/37	8,054,376	8,330,206
Freddie Mac Gold Pool	6,996,987	7,515,275
Pool# A85748, 5.00%, 04/01/39
Freddie Mac REMICS
Pool# FHR 3451 VB 5.00%, 05/15/28	10,000,000	10,938,986
Pool# FHR 3036 TM 4.50%, 12/15/34	10,000,000	10,871,101
Pool# FHR 3334 MD 5.00%, 06/15/35	10,000,000	10,690,238
Pool# FHR 3189 PC 6.00%, 08/15/35	10,000,000	11,158,807
Pool# FHR 3540 LN 4.50%, 04/15/38	13,665,637	14,770,562

Total U.S. Government Mortgage Backed Agencies (cost $135,345,680)		140,616,490

U.S. Government Sponsored & Agency Obligations 22.4%

	Principal Amount	Market Value
Fannie Mae 3.25%, 04/09/13	$2,500,000	$2,610,953
4.38%, 10/15/15	24,000,000	27,221,040
0.00%, 06/01/17	6,000,000	5,452,278
Farmer Mac Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(b)	8,225,000	9,606,068
Federal Farm Credit Bank 2.80%, 11/05/14	10,000,000	10,617,880
Federal Home Loan Bank 3.13%, 12/13/13	10,000,000	10,575,970
Federal Home Loan Banks 3.00%, 06/24/13	20,000,000	20,895,560
2.75%, 03/13/15	5,000,000	5,328,135
3.63%, 03/12/21	8,000,000	8,662,064
5.00%, 03/12/21	5,000,000	5,985,280
Federal Home Loan Mortgage Corp. 5.75%, 01/15/12	2,500,000	2,540,292
2.18%, 02/19/14	10,000,000	10,389,690
Freddie Mac 1.38%, 02/25/14	20,000,000	20,417,160
5.35%, 08/01/15	13,000,000	15,117,934
Pooled Funding Trust II 2.63%, 03/30/12(b)	5,000,000	5,056,675
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,659,470
2.25%, 12/15/17	7,000,000	7,240,625
4.30%, 12/15/21	20,000,000	22,917,960
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	16,239,539

Total U.S. Government Sponsored & Agency Obligations (cost $205,254,309)		217,534,573

U.S. Treasury Bonds 1.7%

	Principal Amount	Market Value
U.S. Treasury Bond, 5.25%, 02/15/29	$9,000,000	$12,292,029
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	3,000,000	3,676,699

Total U.S. Treasury Bonds (cost $13,937,532)		15,968,728

Yankee Dollars 1.9%

	Principal Amount	Market Value
Energy Equipment & Services 0.5%
Weatherford International Ltd., 6.50%, 08/01/36	$4,700,000	$4,925,948

Metals & Mining 0.4%
Xstrata Canada Corp. 7.25%, 07/15/12	1,170,000	1,220,563
6.00%, 10/15/15	2,740,000	3,017,071

		4,237,634

Oil, Gas & Consumable Fuels 0.6%
Nexen, Inc. 7.40%, 05/01/28	3,000,000	3,596,169
6.40%, 05/15/37	2,250,000	2,289,749

		5,885,918

Pharmaceuticals 0.4%
Teva Pharmaceutical Finance III BV, 0.85%, 03/21/14(a)	3,300,000	3,297,155

Total Yankee Dollars (cost $17,667,258)		18,346,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Bond Fund

Mutual Fund 2.5%

	Shares	Market Value
Money Market Fund 2.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(d)	24,114,305	$24,114,305

Total Mutual Fund (cost $24,114,305)		24,114,305

Total Investments (cost $926,234,278) (e) — 99.1%		961,425,464
Other assets in excess of liabilities — 0.9%		8,535,094

NET ASSETS — 100.0%		$969,960,558

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $89,275,258 which represents 9.20% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of September 30, 2011.
(e)	At September 30, 2011, the tax basis cost of the Fund’s investments was $926,234,278, tax unrealized appreciation and depreciation were $40,707,477 and $(5,516,291), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AID	Agency for International Development
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$318,823	$—	$318,823
Collateralized Mortgage Obligations	—	104,071,078	—	104,071,078
Commercial Mortgage Backed Securities	—	48,501,435	—	48,501,435
Corporate Bonds	—	371,743,160	—	371,743,160
Municipal Bond	—	6,772,755	—	6,772,755
Mutual Fund	24,114,305	–	—	24,114,305
Sovereign Bond	—	13,437,462	—	13,437,462
U.S. Government Mortgage Backed Agencies	—	140,616,490	—	140,616,490
U.S. Government Sponsored & Agency Obligations	—	217,534,573	—	217,534,573
U.S. Treasury Bonds	—	15,968,728	—	15,968,728
Yankee Dollars	—	18,346,655	—	18,346,655

Total	$24,114,305	$937,311,159	$—	$961,425,464

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 1.1%

	Principal Amount	Market Value
Home Equity 0.5%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 0.55%, 12/25/35(a)	$1,570,000	$889,348
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV3, 0.38%, 03/25/37(a)	4,450,000	3,059,126

		3,948,474

Other 0.6%
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.33%, 03/25/47(a)	3,411,174	2,244,590
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, 0.46%, 01/25/36(a)	2,423,267	1,627,483
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 1.13%, 09/25/34(a)	2,410,000	1,438,110

		5,310,183

Total Asset-Backed Securities (cost $10,070,780)		9,258,657

Commercial Mortgage Backed Securities 12.3%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	$1,100,000	$1,185,545
Series 2006-5, Class A4, 5.41%, 09/10/47	1,795,000	1,873,723
Series 2007-3, Class A4, 5.80%, 06/10/49(a)	2,000,000	2,103,252
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,114,776
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	800,000	851,221
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,985,000	4,107,742
Series 2007-CD5, Class A4, 5.89%, 11/15/44(a)	750,000	804,478
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.21%, 12/10/49(a)	5,500,000	5,796,048
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,416,891
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3, 5.47%, 09/15/39	1,650,000	1,697,096
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	237,623
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	688,438
Series 2007-C3, Class A4, 5.90%, 06/15/39(a)	2,500,000	2,603,460
Series 2007-C4, Class A4, 5.99%, 09/15/39(a)	3,770,000	3,986,059
CW Capital Cobalt Ltd. Series 2007-C2, Class A2, 5.33%, 04/15/47	1,076,313	1,088,481
Series 2007-C3, Class A4, 6.01%, 05/15/46(a)	4,250,000	4,488,782
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(b)	2,109,223	2,163,706
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	7,825,000	8,123,078
Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,000,000	3,110,715
GS Mortgage Securities Corp. II Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,814,980
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	843,052
Series 2006-GG6, Class A4, 5.55%, 04/10/38(a)	1,500,000	1,592,206
Series 2007-GG10, Class A4, 5.98%, 08/10/45(a)	7,440,000	7,729,528
Series 2011-GC3, Class A4, 4.75%, 03/10/44(b)	1,290,000	1,338,968
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	337,094	336,466
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,533,000	2,615,601
Series 2007-CB18, Class A4, 5.44%, 06/12/47	3,000,000	3,115,785
Series 2007-CB19, Class A4, 5.93%, 02/12/49(a)	4,000,000	4,239,140
Series 2007-CB20, Class A3, 5.82%, 02/12/51	2,640,000	2,773,439
Series 2007-LD11, Class A4, 6.00%, 06/15/49(a)	3,535,000	3,694,185
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,000,000	3,186,894
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	3,588,000	3,720,142
Series 2008-C2, Class ASB, 6.13%, 02/12/51(a)	205,000	218,452
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.86%, 07/15/40(a)	1,635,000	1,749,694

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49(a)	$1,790,000	$1,908,868
Series 2007-5, Class A4, 5.38%, 08/12/48	4,000,000	4,052,684
Series 2007-7, Class A4, 5.81%, 06/12/50(a)	3,235,000	3,396,863
Series 2007-8, Class A3, 6.17%, 08/12/49(a)	250,000	262,727
Morgan Stanley Capital I Series 2007-IQ14, Class A2, 5.61%, 04/15/49	2,076,090	2,109,595
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,250,000	1,342,199
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A5, 4.66%, 05/15/44	500,000	506,585
Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	290,000	312,111
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	275,088
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,500,000	2,576,592
Series 2007-C33, Class A2, 6.05%, 02/15/51(a)	232,866	235,074

Total Commercial Mortgage Backed Securities (cost $97,241,724)		104,388,032

Corporate Bonds 30.8%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
BE Aerospace, Inc., 8.50%, 07/01/18	$195,000	$208,650
Lockheed Martin Corp., 3.35%, 09/15/21	2,895,000	2,866,409

		3,075,059

Airlines 1.3%
Continental Airlines, Inc. 6.75%, 09/15/15(b)	630,000	604,800
Series A, 7.25%, 11/10/19	1,108,983	1,153,342
Series A, Class A, 4.75%, 01/12/21	3,965,000	3,806,400
Series 071A, 5.98%, 04/19/22	1,212,182	1,218,243
Delta Air Lines, Inc. 9.50%, 09/15/14(b)	134,000	138,020
Series 1A, 6.20%, 07/02/18	1,146,068	1,180,450
Series A, 7.75%, 12/17/19	2,505,340	2,630,607
Series 071A, 6.82%, 08/10/22	415,987	419,107
United Air Lines, Inc., 9.88%, 08/01/13(b)	85,000	87,125

		11,238,094

Automobiles 0.1%
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 06/15/19(b)	405,000	315,900
Ford Motor Co. 7.45%, 07/16/31	420,000	474,130
9.98%, 02/15/47	70,000	87,226

		877,256

Building Products 0.1%
Masco Corp., 6.13%, 10/03/16	230,000	224,292
USG Corp. 9.75%, 08/01/14(b)	430,000	408,500
8.38%, 10/15/18(b)	415,000	346,525

		979,317

Capital Markets 2.3%
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/16	2,165,000	2,107,790
6.75%, 10/01/37	3,485,000	3,187,879
6.25%, 02/01/41	1,315,000	1,278,730
Morgan Stanley 3.45%, 11/02/15	3,840,000	3,536,444
3.80%, 04/29/16	1,915,000	1,765,496
5.63%, 09/23/19	7,645,000	7,171,553
5.50%, 07/28/21	960,000	889,207

		19,937,099

Casinos & Gaming 0.0%†
San Pasqual Casino, 8.00%, 09/15/13(b)	110,000	107,525

Chemicals 0.1%
CF Industries, Inc., 6.88%, 05/01/18	330,000	368,363
Nalco Co., 8.25%, 05/15/17	345,000	376,050

		744,413

Commercial Banks 0.3%
Bank of China Hong Kong Ltd., Series REGS, 5.55%, 02/11/20	435,000	435,184
CIT Group, Inc. 7.00%, 05/01/16	154	149
7.00%, 05/02/16(b)	935,000	906,950
7.00%, 05/01/17	216	210
7.00%, 05/02/17(b)	814,000	789,580
RSHB Capital SA for OJSC Russian Agricultural Bank Series REGS, 9.00%, 06/11/14	200,000	213,000
Series REGS, 6.30%, 05/15/17	400,000	394,000

		2,739,073

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16(b)	290,360	284,553
Ford Holdings LLC, 9.30%, 03/01/30	75,000	95,913
Iron Mountain, Inc., 7.75%, 10/01/19	285,000	282,863
Power Sector Assets & Liabilities Management Corp., Series REGS, 7.39%, 12/02/24	300,000	342,355
RR Donnelley & Sons Co., 7.25%, 05/15/18	455,000	411,206

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
Seminole Indian Tribe of Florida, 7.75%, 10/01/17(b)	$170,000	$170,850

		1,587,740

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 05/01/17(b)	385,000	410,025
CSC Holdings LLC 8.50%, 06/15/15	395,000	415,738
7.88%, 02/15/18	80,000	84,000
UPC Holding BV, 9.88%, 04/15/18(b)	225,000	225,000

		1,134,763

Computers & Peripherals 0.3%
Hewlett-Packard Co., 4.30%, 06/01/21	2,379,000	2,401,755

Consumer Finance 1.3%
Ally Financial, Inc. 8.30%, 02/12/15	175,000	173,031
6.25%, 12/01/17	830,000	723,021
8.00%, 03/15/20	470,000	435,042
American Express Credit Corp. 5.88%, 05/02/13	4,095,000	4,342,772
5.13%, 08/25/14	1,290,000	1,396,230
Ford Motor Credit Co. LLC 8.00%, 12/15/16	125,000	136,401
6.63%, 08/15/17	615,000	640,405
8.13%, 01/15/20	640,000	726,049
International Lease Finance Corp. 5.65%, 06/01/14	285,000	264,337
8.63%, 09/15/15	675,000	669,938
8.75%, 03/15/17	255,000	256,275
7.13%, 09/01/18(b)	210,000	210,787
6.25%, 05/15/19	300,000	260,758
SLM Corp. 6.25%, 01/25/16	280,000	274,829
8.45%, 06/15/18	135,000	140,423

		10,650,298

Containers & Packaging 0.2%
Ball Corp. 7.13%, 09/01/16	380,000	399,000
6.63%, 03/15/18	220,000	221,100
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 05/15/17	285,000	301,387
Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	315,000	327,600

		1,249,087

Diversified Consumer Services 0.0%†
Knowledge Learning Corp., 7.75%, 02/01/15(b)	190,000	180,500

Diversified Financial Services 4.5%
American Honda Finance Corp., 1.85%, 09/19/14(b)	3,445,000	3,450,123
Arch Western Finance LLC, 6.75%, 07/01/13	251,000	250,373
Bank of America Corp. 4.50%, 04/01/15	3,630,000	3,440,311
5.63%, 07/01/20	4,360,000	4,015,830
5.00%, 05/13/21	4,260,000	3,800,576
Citigroup, Inc. 5.50%, 04/11/13	2,460,000	2,531,896
3.95%, 06/15/16	5,620,000	5,606,630
6.13%, 11/21/17	1,400,000	1,496,001
Dolphin Subsidiary II, Inc. 6.50%, 10/15/16(b)	225,000	222,187
7.25%, 10/15/21(b)	190,000	184,300
ERAC USA Finance LLC, 4.50%, 08/16/21(b)	2,530,000	2,552,368
FireKeepers Development Authority, 13.88%, 05/01/15(b)	280,000	316,400
General Electric Capital Corp., 5.90%, 05/13/14	2,190,000	2,394,161
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75%, 01/15/16	705,000	704,119
8.00%, 01/15/18	365,000	363,631
JP Morgan Chase Capital XVII, Series Q, 5.85%, 08/01/35	1,359,000	1,350,233
JPMorgan Chase & Co., 4.63%, 05/10/21	2,080,000	2,126,376
Lyondell Chemical Co., 8.00%, 11/01/17(b)	251,000	270,452
Merrill Lynch & Co., Inc., 6.05%, 05/16/16	3,690,000	3,320,760
Springleaf Finance Corp., 6.90%, 12/15/17	505,000	363,600

		38,760,327

Diversified Telecommunication Services 3.9%
AT&T, Inc. 4.45%, 05/15/21	1,125,000	1,206,983
3.88%, 08/15/21	4,195,000	4,315,225
6.55%, 02/15/39	1,525,000	1,806,030
CenturyLink, Inc., 6.45%, 06/15/21	1,990,000	1,843,966
France Telecom SA, 4.13%, 09/14/21	2,400,000	2,385,826
Frontier Communications Corp., 9.00%, 08/15/31	290,000	247,225
GCI, Inc., 8.63%, 11/15/19	395,000	411,787
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	390,000	381,225
Intelsat Luxembourg SA, 11.50%, 02/04/17	405,066	348,357
PAETEC Holding Corp., 8.88%, 06/30/17	115,000	120,750
Qwest Capital Funding, Inc., 6.88%, 07/15/28	205,000	177,325
Qwest Communications International, Inc., 7.13%, 04/01/18	795,000	779,100
Qwest Corp. 6.75%, 12/01/21	7,455,000	7,287,262
6.88%, 09/15/33	250,000	236,250
Sprint Capital Corp. 6.90%, 05/01/19	210,000	180,600
6.88%, 11/15/28	130,000	97,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA, 4.95%, 09/30/14	$838,000	$807,234
Telefonica Emisiones SAU 3.99%, 02/16/16	3,070,000	2,921,182
5.13%, 04/27/20	1,225,000	1,140,900
5.46%, 02/16/21	4,000,000	3,798,324
Virgin Media Finance PLC Series 1, 9.50%, 08/15/16	220,000	237,600
8.38%, 10/15/19	220,000	233,750
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	625,000	664,062
West Corp. 8.63%, 10/01/18	90,000	87,525
7.88%, 01/15/19	250,000	235,000
Windstream Corp. 8.13%, 08/01/13	70,000	73,675
7.75%, 10/15/20	660,000	643,500
7.75%, 10/01/21	485,000	468,025

		33,135,863

Electric Utilities 1.0%
Comision Federal de Electricidad, 4.88%, 05/26/21(b)	2,895,000	2,909,475
Exelon Generation Co. LLC, 4.00%, 10/01/20	1,595,000	1,585,709
Ipalco Enterprises, Inc. 7.25%, 04/01/16(b)	145,000	148,988
5.00%, 05/01/18(b)	445,000	407,175
Majapahit Holding BV Series REGS, 7.25%, 06/28/17	200,000	215,553
Series REGS, 7.88%, 06/29/37	350,000	378,000
Mirant Mid Atlantic Pass Through Trust, Series A, 8.63%, 06/30/12	42,302	43,148
PPL WEM Holdings PLC, 3.90%, 05/01/16(b)	2,800,000	2,935,198

		8,623,246

Electronic Equipment, Instruments & Components 0.0%†
NXP BV/NXP Funding LLC, 9.75%, 08/01/18(b)	150,000	156,750

Energy Equipment & Services 0.4%
Empresa Nacional del Petroleo, Series REGS, 5.25%, 08/10/20	100,000	103,374
NAK Naftogaz Ukraine, 9.50%, 09/30/14	95,000	90,725
Pemex Project Funding Master Trust 5.75%, 03/01/18	300,000	324,750
6.63%, 06/15/38	350,000	376,250
Petrohawk Energy Corp. 7.25%, 08/15/18	205,000	234,213
6.25%, 06/01/19	80,000	90,800
Petroleos Mexicanos, 6.50%, 06/02/41(b)	2,430,000	2,515,050

		3,735,162

Food & Staples Retailing 0.3%
CVS Caremark Corp., 5.75%, 05/15/41	2,410,000	2,699,680
SUPERVALU, Inc., 8.00%, 05/01/16	190,000	179,550

		2,879,230

Food Products 1.9%
Grupo Bimbo SAB de CV, 4.88%, 06/30/20(b)	3,385,000	3,401,925
Kraft Foods, Inc., 6.50%, 02/09/40	5,945,000	7,267,281
Sigma Alimentos SA de CV, 5.63%, 04/14/18(b)	5,475,000	5,338,125

		16,007,331

Gas Utilities 0.3%
Enterprise Products Operating LLC, 5.95%, 02/01/41	1,250,000	1,340,865
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	313,100
Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	320,000	300,800
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	155,000	159,650

		2,114,415

Health Care Equipment & Supplies 0.0%†
Boston Scientific Corp., 6.00%, 01/15/20	285,000	319,520

Health Care Providers & Services 0.2%
Biomet, Inc., 10.00%, 10/15/17	330,000	339,900
Fresenius Medical Care US Finance, Inc., 6.50%, 09/15/18(b)	155,000	157,325
HCA, Inc. 8.50%, 04/15/19	185,000	196,100
6.50%, 02/15/20	480,000	469,200
Kindred Healthcare, Inc., 8.25%, 06/01/19(b)	80,000	61,100
Tenet Healthcare Corp. 10.00%, 05/01/18	205,000	221,913
8.88%, 07/01/19	145,000	153,337

		1,598,875

Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	215,000	221,988
CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 01/15/16(b)	490,000	460,600
MGM Mirage, Inc. 11.13%, 11/15/17	365,000	400,587
9.00%, 03/15/20	325,000	337,594
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	460,000	493,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, 11/01/17	205,000	214,737

		2,128,856

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Durables 0.0%†
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19(b)	$160,000	$131,200
Standard Pacific Corp., 8.38%, 05/15/18	300,000	255,000

		386,200

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.13%, 04/15/19(b)	345,000	320,850
7.88%, 08/15/19(b)	255,000	246,075
6.88%, 02/15/21(b)	200,000	180,000

		746,925

Independent Power Producers & Energy Traders 0.3%
Calpine Corp., 7.25%, 10/15/17(b)	765,000	738,225
GenOn Energy, Inc., 7.63%, 06/15/14	390,000	381,225
NRG Energy, Inc. 7.63%, 01/15/18(b)	575,000	534,750
7.88%, 05/15/21(b)	725,000	663,375

		2,317,575

Information Technology 0.0%†
Seagate HDD Cayman, 7.00%, 11/01/21(b)	230,000	211,600

Information Technology Services 0.2%
Fidelity National Information Services, Inc. 7.63%, 07/15/17	445,000	462,800
7.88%, 07/15/20	95,000	98,800
First Data Corp., 7.38%, 06/15/19(b)	730,000	647,875
Lender Processing Services, Inc., 8.13%, 07/01/16	265,000	249,100

		1,458,575

Insurance 0.9%
Hartford Financial Services Group, Inc. 5.38%, 03/15/17	3,100,000	3,125,624
6.30%, 03/15/18	1,840,000	1,901,975
Prudential Financial, Inc., 3.88%, 01/14/15	2,685,000	2,744,352

		7,771,951

Machinery 0.2%
Case New Holland, Inc., 7.88%, 12/01/17	620,000	660,300
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	240,000	217,200
Navistar International Corp., 8.25%, 11/01/21	495,000	507,994

		1,385,494

Media 3.8%
AMC Networks, Inc., 7.75%, 07/15/21(b)	120,000	123,000
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	330,000	330,000
7.00%, 01/15/19	155,000	150,350
8.13%, 04/30/20	355,000	369,200
6.50%, 04/30/21	240,000	226,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(b)	430,000	425,700
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12(b)	105,000	106,575
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	440,000	449,900
Comcast Corp., 6.30%, 11/15/17	505,000	590,396
CSC Holdings LLC, 8.50%, 04/15/14	95,000	102,481
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.55%, 03/15/15	1,655,000	1,726,021
5.00%, 03/01/21	1,475,000	1,560,211
6.00%, 08/15/40	1,615,000	1,723,696
DISH DBS Corp. 7.75%, 05/31/15	385,000	394,625
6.75%, 06/01/21(b)	160,000	152,800
Gannett Co., Inc. 9.38%, 11/15/17	150,000	161,250
7.13%, 09/01/18	615,000	584,250
Lamar Media Corp. 9.75%, 04/01/14	230,000	253,575
6.63%, 08/15/15	85,000	83,725
NBCUniversal Media LLC 4.38%, 04/01/21	2,710,000	2,783,539
6.40%, 04/30/40	2,820,000	3,287,722
News America, Inc., 4.50%, 02/15/21	3,680,000	3,697,141
Sirius XM Radio, Inc., 8.75%, 04/01/15(b)	100,000	108,250
Time Warner Cable, Inc. 6.75%, 07/01/18	4,995,000	5,812,462
5.50%, 09/01/41	3,295,000	3,256,801
Time Warner, Inc. 6.10%, 07/15/40	1,040,000	1,142,374
6.25%, 03/29/41	1,265,000	1,443,230
Univision Communications, Inc., 6.88%, 05/15/19(b)	555,000	493,950
Videotron Ltee, 9.13%, 04/15/18	250,000	272,500
WMG Acquisition Corp. 9.50%, 06/15/16(b)	390,000	394,875
XM Satellite Radio, Inc., 7.63%, 11/01/18(b)	545,000	550,450

		32,757,849

Metals & Mining 0.7%
Alcoa, Inc., 5.40%, 04/15/21	3,735,000	3,619,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining 0.7% (continued)
Corp. Nacional del Cobre de Chile Series REGS, 4.75%, 10/15/14	$200,000	$213,018
Series REGS, 6.15%, 10/24/36	150,000	181,821
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15(b)	550,000	511,500
United States Steel Corp., 6.65%, 06/01/37	109,000	83,930
Vale Overseas Ltd., 4.63%, 09/15/20	1,795,000	1,741,150

		6,350,731

Multiline Retail 0.0%†
J.C. Penney Corp., Inc., 5.65%, 06/01/20	160,000	150,000
Sears Holdings Corp., 6.63%, 10/15/18	205,000	169,125

		319,125

Multi-Utilities 0.6%
CMS Energy Corp., 2.75%, 05/15/14	4,470,000	4,375,799
Dominion Resources, Inc., Series C, 4.90%, 08/01/41	1,095,000	1,133,458

		5,509,257

Office Electronics 0.4%
Xerox Corp., 4.50%, 05/15/21	3,515,000	3,515,397

Oil, Gas & Consumable Fuels 1.7%
Arch Coal, Inc., 8.75%, 08/01/16	375,000	397,500
Chesapeake Energy Corp. 7.63%, 07/15/13	30,000	31,425
6.88%, 08/15/18	875,000	901,250
6.63%, 08/15/20	35,000	36,050
6.13%, 02/15/21	195,000	196,462
Cimarex Energy Co., 7.13%, 05/01/17	410,000	414,100
Denbury Resources, Inc., 8.25%, 02/15/20	75,000	78,750
El Paso Corp. 7.00%, 06/15/17	295,000	330,449
7.80%, 08/01/31	240,000	278,897
7.75%, 01/15/32	60,000	69,496
Energy Transfer Equity LP, 7.50%, 10/15/20	460,000	472,650
EXCO Resources, Inc., 7.50%, 09/15/18	360,000	316,800
Forest Oil Corp., 7.25%, 06/15/19	265,000	261,025
Husky Energy, Inc., 5.90%, 06/15/14	2,850,000	3,126,815
KazMunayGas National Co. Series REGS, 8.38%, 07/02/13	100,000	104,000
Series REGS, 9.13%, 07/02/18	150,000	168,750
Series REGS, 6.38%, 04/09/21	250,000	242,500
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	420,000	421,050
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20	440,000	453,200
7.75%, 02/01/21	220,000	220,000
Marathon Petroleum Corp., 5.13%, 03/01/21(b)	1,070,000	1,114,279
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Series B, 8.75%, 04/15/18	445,000	473,925
Newfield Exploration Co., 5.75%, 01/30/22	245,000	242,244
Peabody Energy Corp., 7.38%, 11/01/16	305,000	335,119
Petroleos de Venezuela SA 5.25%, 04/12/17	200,000	112,500
5.38%, 04/12/27	150,000	68,625
Petroliam Nasional Bhd, Series REGS, 7.63%, 10/15/26	150,000	193,544
PETRONAS Capital Ltd., Series REGS, 5.25%, 08/12/19	200,000	218,427
Pioneer Natural Resources Co., 5.88%, 07/15/16	270,000	285,210
Plains Exploration & Production Co. 7.63%, 06/01/18	135,000	138,375
6.63%, 05/01/21	295,000	289,469
Quicksilver Resources, Inc., 11.75%, 01/01/16	210,000	226,800
SandRidge Energy, Inc. 8.00%, 06/01/18(b)	265,000	249,100
7.50%, 03/15/21(b)	110,000	101,200
Southern Star Central Corp., 6.75%, 03/01/16	430,000	425,700
Valero Energy Corp., 6.13%, 02/01/20	1,230,000	1,364,853

		14,360,539

Paper & Forest Products 0.0%†
Georgia-Pacific LLC 7.25%, 06/01/28	45,000	50,109
7.75%, 11/15/29	70,000	80,948
8.88%, 05/15/31	70,000	87,367

		218,424

Pharmaceuticals 0.2%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 07/15/19(b)	235,000	235,881
Mylan, Inc. 7.63%, 07/15/17(b)	250,000	260,000
7.88%, 07/15/20(b)	130,000	135,850
Valeant Pharmaceuticals International 6.50%, 07/15/16(b)	175,000	162,750
6.75%, 10/01/17(b)	180,000	165,825
6.88%, 12/01/18(b)	400,000	362,000

		1,322,306

Real Estate Investment Trusts (REITs) 0.7%
HCP, Inc., 5.38%, 02/01/21	2,550,000	2,558,509
Health Care REIT, Inc., 5.25%, 01/15/22	2,540,000	2,408,621
Host Hotels & Resorts LP 6.88%, 11/01/14	190,000	187,625
Series Q, 6.75%, 06/01/16	285,000	285,000
Omega Healthcare Investors, Inc., 6.75%, 10/15/22	470,000	448,263

		5,888,018

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	530,000	544,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Specialty Retail 0.1%
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17	$425,000	$449,437

Tobacco 0.8%
Lorillard Tobacco Co. 3.50%, 08/04/16	2,580,000	2,583,555
8.13%, 06/23/19	3,625,000	4,246,713

		6,830,268

Trading Companies & Distributors 0.0%†
United Rentals North America, Inc., 10.88%, 06/15/16	250,000	270,000

Wireless Telecommunication Services 0.5%
America Movil SAB de CV, 2.38%, 09/08/16	2,800,000	2,707,600
Cricket Communications, Inc., 7.75%, 05/15/16	610,000	612,287
Sprint Nextel Corp., 6.00%, 12/01/16	580,000	498,800

		3,818,687

Total Corporate Bonds (cost $265,889,274)		262,794,487

Sovereign Bonds 1.1%

	Principal Amount	Market Value
ARGENTINA 0.0%†
Argentine Bonos 8.75%, 06/02/17	$150,000	$131,250
8.28%, 12/31/33	197,592	135,350

		266,600

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20	400,000	413,000
Brazilian Government International Bond 7.88%, 03/07/15	300,000	352,950
5.63%, 01/07/41	270,000	290,925

		1,056,875

BULGARIA 0.0%†
Bulgaria Government International Bond, 8.25%, 01/15/15	80,000	89,800

COLOMBIA 0.1%
Colombia Government International Bond 8.25%, 12/22/14	300,000	352,950
8.13%, 05/21/24	100,000	132,600
6.13%, 01/18/41	250,000	283,250

		768,800

CROATIA 0.0%†
Croatia Government International Bond, 6.75%, 11/05/19	225,000	217,575

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, 7.50%, 05/06/21	100,000	97,500

EGYPT 0.0%†
Egypt Government International Bond, 6.88%, 04/30/40	100,000	93,500

EL SALVADOR 0.0%†
El Salvador Government International Bond, 7.65%, 06/15/35	100,000	97,250

GABON 0.0%†
Gabonese Republic, 8.20%, 12/12/17	100,000	109,000

HUNGARY 0.0%†
Hungary Government International Bond 4.75%, 02/03/15	50,000	49,000
6.25%, 01/29/20	100,000	96,833
7.63%, 03/29/41	150,000	146,250

		292,083

INDONESIA 0.0%†
Republic of Indonesia, 6.75%, 03/10/14	300,000	322,500

LEBANON 0.1%
Lebanon Government International Bond 9.13%, 03/12/13	100,000	108,000
6.38%, 03/09/20	300,000	313,140

		421,140

LITHUANIA 0.0%†
Lithuania Government International Bond, 7.38%, 02/11/20	266,000	285,950

MEXICO 0.0%†
Mexico Government International Bond, 5.88%, 02/17/14	200,000	216,400

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	100,000	109,450
7.13%, 01/29/26	200,000	250,300
6.70%, 01/26/36	125,000	151,456

		511,206

PERU 0.1%
Peruvian Government International Bond 8.38%, 05/03/16	100,000	122,000
7.35%, 07/21/25	200,000	249,000
8.75%, 11/21/33	150,000	212,775

		583,775

PHILIPPINES 0.1%
Philippine Government International Bond 8.38%, 06/17/19	175,000	221,375
6.38%, 10/23/34	350,000	400,437

		621,812

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	203,000	214,165
5.13%, 04/21/21	170,000	169,575

		383,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
RUSSIA 0.1%
Russian Foreign Bond - Eurobond 5.00%, 04/29/20	$200,000	$196,500
7.50%, 03/31/30(c)	216,250	242,996

		439,496

SOUTH AFRICA 0.1%
South Africa Government International Bond 6.50%, 06/02/14	300,000	331,095
5.88%, 05/30/22	100,000	111,500
6.25%, 03/08/41	100,000	111,500

		554,095

SRI LANKA 0.0%†
Sri Lanka Government International Bond, 6.25%, 10/04/20	150,000	144,750

TURKEY 0.1%
Turkey Government International Bond 9.50%, 01/15/14	200,000	224,500
7.00%, 06/05/20	400,000	450,100
7.25%, 03/05/38	300,000	333,000

		1,007,600

UKRAINE 0.0%†
Ukraine Government International Bond, 6.58%, 11/21/16	357,000	321,300

URUGUAY 0.1%
Uruguay Government International Bond, 6.88%, 09/28/25	330,000	387,750

VENEZUELA 0.0%†
Venezuela Government International Bond 8.50%, 10/08/14	100,000	88,000
9.38%, 01/13/34	337,000	208,098

		296,098

VIETNAM 0.0%†
Vietnam Government International Bond, 6.75%, 01/29/20	100,000	98,000

Total Sovereign Bonds (cost $9,941,530)		9,684,595

U.S. Government Mortgage Backed Agencies 34.7%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 969941 5.00%, 03/01/23	$134,751	$144,954
Pool# 982885 5.00%, 05/01/23	41,010	44,526
Pool# 975884 5.00%, 06/01/23	34,632	37,255
Pool# 987214 5.00%, 07/01/23	13,232	14,234
Pool# 976243 5.00%, 08/01/23	44,762	48,152
Pool# 987456 5.00%, 08/01/23	31,578	34,186
Pool# 965102 5.00%, 09/01/23	21,693	23,336
Pool# 988300 5.00%, 09/01/23	56,706	61,390
Pool# 992021 5.00%, 10/01/23	46,503	50,025
Pool# 256640 5.50%, 03/01/27	166,410	181,059
Pool# 256676 5.50%, 04/01/27	172,102	187,145
Pool# 256896 5.50%, 09/01/27	160,118	174,113
Pool# 257075 5.50%, 02/01/28	160,245	174,252
Pool# 257282 5.50%, 07/01/28	934,837	1,015,671
Pool# 257367 5.50%, 09/01/28	365,572	397,183
Pool# 257451 5.50%, 11/01/28	76,808	83,450
Pool# 995477 5.50%, 01/01/29	180,047	195,616
Pool# MA0436 5.50%, 04/01/30	332,707	361,475
Pool# 794978 5.50%, 10/01/34	389,594	425,595
Pool# 255706 5.50%, 05/01/35	19,208	20,971
Pool# 735578 5.00%, 06/01/35	189,427	204,518
Pool# 825753 5.50%, 08/01/35	119,975	130,987
Pool# 834657 5.50%, 08/01/35	18,147	19,813
Pool# 835482 5.50%, 10/01/35	92,887	101,412
Pool# 863626 5.50%, 12/01/35	399,181	435,818
Pool# 865972 5.50%, 03/01/36	235,401	256,528
Pool# 891588 5.50%, 05/01/36	883,230	962,500
Pool# 885808 5.50%, 06/01/36	28,221	30,754
Pool# 745826 6.00%, 07/01/36	65,815	72,483
Pool# 897267 5.50%, 10/01/36	228,475	248,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 899215 6.00%, 10/01/36	$127,630	$140,561
Pool# 831922 5.50%, 11/01/36	64,753	70,564
Pool# 256513 5.50%, 12/01/36	332,523	362,367
Pool# 903013 5.50%, 12/01/36	557,933	608,008
Pool# 920078 5.50%, 12/01/36	97,159	105,879
Pool# 906869 6.00%, 12/01/36	219,357	241,580
Pool# 967685 5.50%, 01/01/37	280,011	305,885
Pool# 907683 5.50%, 02/01/37	364,796	396,909
Pool# 888222 6.00%, 02/01/37	137,856	151,823
Pool# 914049 6.00%, 03/01/37	799,891	880,930
Pool# 913304 5.50%, 04/01/37	169,611	184,543
Pool# 914752 5.50%, 04/01/37	190,554	207,329
Pool# 915952 5.50%, 04/01/37	161,844	176,546
Pool# 915970 5.50%, 04/01/37	184,643	200,897
Pool# 897640 5.50%, 05/01/37	278,592	303,117
Pool# 899509 5.50%, 05/01/37	293,625	319,473
Pool# 899528 5.50%, 05/01/37	523,017	569,059
Pool# 937090 5.50%, 05/01/37	325,027	353,639
Pool# 917988 6.00%, 05/01/37	293,757	322,875
Pool# 256748 5.50%, 06/01/37	155,248	168,914
Pool# 899562 5.50%, 06/01/37	219,706	239,046
Pool# 917141 5.50%, 06/01/37	226,433	246,755
Pool# 918659 5.50%, 06/01/37	464,959	507,197
Pool# 940764 5.50%, 06/01/37	254,817	277,248
Pool# 915639 6.00%, 06/01/37	511,790	562,522
Pool# 939984 6.00%, 06/01/37	556,545	611,712
Pool# 938175 5.50%, 07/01/37	72,964	79,388
Pool# 944635 5.50%, 07/01/37	314,638	342,336
Pool# 899598 6.00%, 07/01/37	62,410	68,597
Pool# 928483 6.00%, 07/01/37	538,804	592,213
Pool# 942052 6.00%, 07/01/37	232,322	255,351
Pool# 944526 6.00%, 07/01/37	272,744	299,779
Pool# 942290 5.50%, 08/01/37	319,055	347,142
Pool# 943463 5.50%, 08/01/37	310,957	338,331
Pool# 945218 5.50%, 08/01/37	28,418	30,920
Pool# 936895 6.00%, 08/01/37	26,673	29,317
Pool# 952277 5.50%, 09/01/37	8,149	8,867
Pool# 952276 6.00%, 09/01/37	610,718	672,369
Pool# 933131 5.50%, 10/01/37	185,560	201,896
Pool# 943640 5.50%, 10/01/37	16,994	18,490
Pool# 950992 5.50%, 10/01/37	31,078	33,814
Pool# 946923 6.00%, 10/01/37	570,162	626,679
Pool# 955770 6.00%, 10/01/37	78,000	85,731
Pool# 899871 5.50%, 11/01/37	335,168	364,674
Pool# 956010 5.50%, 11/01/37	197,291	214,659
Pool# 960117 5.50%, 11/01/37	8,354	9,089
Pool# 933166 6.00%, 11/01/37	1,636,053	1,797,845
Pool# 956411 6.00%, 11/01/37	235,352	258,682
Pool# 959983 6.00%, 11/01/37	495,818	544,966
Pool# 967276 5.00%, 12/01/37	102,539	110,500
Pool# 959454 5.50%, 12/01/37	539,345	586,824
Pool# 967254 5.50%, 12/01/37	564,106	613,765
Pool# 929018 6.00%, 12/01/37	410,643	451,348
Pool# 966419 6.00%, 12/01/37	260,281	286,081
Pool# 952035 5.50%, 01/01/38	318,438	346,470
Pool# 956081 5.50%, 01/01/38	617,376	671,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 961181 5.50%, 01/01/38	$109,676	$119,331
Pool# 961256 5.50%, 01/01/38	338,692	368,084
Pool# 961311 5.50%, 01/01/38	359,496	390,694
Pool# 969451 5.50%, 01/01/38	381,010	414,074
Pool# 961348 6.00%, 01/01/38	706,173	776,172
Pool# 965719 6.00%, 01/01/38	197,921	217,416
Pool# 889517 5.50%, 02/01/38	379,589	413,004
Pool# 960048 5.50%, 02/01/38	30,320	32,951
Pool# 969008 5.50%, 02/01/38	3,561,063	3,870,096
Pool# 969757 5.50%, 02/01/38	15,796	17,167
Pool# 969776 5.50%, 02/01/38	384,623	419,563
Pool# 972404 5.50%, 02/01/38	138,945	151,871
Pool# 972539 5.50%, 02/01/38	366,234	398,016
Pool# 972701 5.50%, 02/01/38	75,984	82,578
Pool# 933409 5.00%, 03/01/38	530,923	581,184
Pool# 961849 5.50%, 03/01/38	227,773	247,539
Pool# 962371 5.50%, 03/01/38	283,619	308,232
Pool# 973775 5.50%, 03/01/38	243,803	264,960
Pool# 974674 5.50%, 03/01/38	146,739	159,473
Pool# 975186 5.50%, 03/01/38	392,499	428,155
Pool# 961992 6.00%, 03/01/38	489,477	537,690
Pool# 970185 5.00%, 04/01/38	210,419	226,590
Pool# 933777 5.50%, 04/01/38	101,830	110,794
Pool# 972607 5.50%, 04/01/38	139,081	151,150
Pool# 973726 6.00%, 04/01/38	1,156,288	1,270,182
Pool# 929515 5.00%, 05/01/38	79,815	85,949
Pool# 962874 5.00%, 05/01/38	76,951	82,865
Pool# 982126 5.00%, 05/01/38	243,799	262,536
Pool# 969268 5.50%, 05/01/38	18,613	20,229
Pool# 970232 5.50%, 05/01/38	55,620	60,447
Pool# 975049 5.50%, 05/01/38	336,786	366,013
Pool# 995048 5.50%, 05/01/38	676,521	737,239
Pool# 889509 6.00%, 05/01/38	274,931	302,183
Pool# 889579 6.00%, 05/01/38	475,671	523,968
Pool# 889572 5.50%, 06/01/38	341,706	371,786
Pool# 933927 5.50%, 06/01/38	192,250	208,934
Pool# 963774 5.50%, 06/01/38	662,256	719,727
Pool# 976213 5.50%, 06/01/38	20,214	21,968
Pool# 979984 5.50%, 06/01/38	231,033	251,083
Pool# 983595 5.50%, 06/01/38	220,080	239,179
Pool# 983821 5.50%, 06/01/38	143,988	156,484
Pool# 984600 5.50%, 06/01/38	33,045	35,913
Pool# 984748 5.50%, 06/01/38	370,933	403,123
Pool# 985408 5.50%, 06/01/38	293,118	318,555
Pool# 985531 5.50%, 06/01/38	341,818	371,481
Pool# 985558 5.50%, 06/01/38	1,089,099	1,183,613
Pool# 985559 5.50%, 06/01/38	938,753	1,020,219
Pool# 985731 5.50%, 06/01/38	176,790	192,132
Pool# 986519 5.50%, 06/01/38	62,685	68,125
Pool# 934108 5.00%, 07/01/38	348,783	375,588
Pool# 889719 5.50%, 07/01/38	283,976	308,620
Pool# 934129 5.50%, 07/01/38	277,557	301,644
Pool# 934333 5.50%, 07/01/38	1,233,958	1,341,043
Pool# 934351 5.50%, 07/01/38	236,769	257,317
Pool# 963975 5.50%, 07/01/38	492,168	534,879
Pool# 981344 5.50%, 07/01/38	537,023	583,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 986245 5.50%, 07/01/38	$84,166	$91,470
Pool# 986264 5.50%, 07/01/38	619,698	673,476
Pool# 988029 5.00%, 08/01/38	163,034	175,564
Pool# 257306 5.50%, 08/01/38	335,243	364,335
Pool# 929831 5.50%, 08/01/38	938,014	1,019,416
Pool# 964970 5.50%, 08/01/38	258,718	281,170
Pool# 975697 5.50%, 08/01/38	113,210	123,035
Pool# 986062 5.50%, 08/01/38	65,820	71,532
Pool# 925973 6.00%, 08/01/38	68,788	75,564
Pool# 970818 5.50%, 09/01/38	333,098	362,005
Pool# 986938 5.50%, 09/01/38	122,864	133,526
Pool# 889955 5.50%, 10/01/38	266,149	289,579
Pool# 970650 5.50%, 10/01/38	609,501	662,394
Pool# 990786 5.50%, 10/01/38	163,418	177,599
Pool# 991863 5.50%, 10/01/38	272,919	296,603
Pool# 992032 5.50%, 10/01/38	239,915	260,735
Pool# 992471 5.50%, 10/01/38	53,518	58,162
Pool# 930071 6.00%, 10/01/38	3,048,468	3,348,743
Pool# 991002 6.00%, 10/01/38	53,569	58,963
Pool# 934645 5.50%, 11/01/38	646,377	702,470
Pool# 934665 5.50%, 11/01/38	684,220	743,598
Pool# 970809 5.50%, 11/01/38	298,062	323,928
Pool# 982274 5.50%, 11/01/38	489,793	532,298
Pool# 985805 5.50%, 11/01/38	273,802	297,905
Pool# 992272 5.50%, 11/01/38	245,198	267,473
Pool# 994168 5.50%, 11/01/38	29,281	31,822
Pool# 994637 5.50%, 11/01/38	1,557,888	1,693,083
Pool# 930253 5.50%, 12/01/38	622,395	676,408
Pool# 934249 5.50%, 12/01/38	203,230	220,867
Pool# 970929 5.50%, 12/01/38	520,240	565,387
Pool# 983842 5.50%, 12/01/38	244,205	265,398
Pool# 991434 5.50%, 12/01/38	208,483	226,575
Pool# 992676 5.50%, 12/01/38	427,607	464,715
Pool# 992944 5.50%, 12/01/38	152,700	165,951
Pool# AA0694 5.50%, 12/01/38	552,421	600,361
Pool# AD0385 5.50%, 12/01/38	153,220	166,688
Pool# 993100 5.50%, 01/01/39	261,264	283,937
Pool# 993111 5.50%, 01/01/39	553,641	601,687
Pool# AA1638 5.50%, 02/01/39	476,488	518,136
Pool# AD0306 5.50%, 03/01/39	90,905	98,907
Pool# 995845 5.50%, 04/01/39	13,270	14,438
Pool# 935075 6.00%, 04/01/39	278,109	305,242
Pool# AC0017 5.50%, 09/01/39	40,582	44,129
Pool# AD0638 6.00%, 09/01/39	408,545	449,042
Pool# 190399 5.50%, 11/01/39	85,199	92,593
Pool# AE0392 5.50%, 12/01/39	303,394	330,128
Pool# AB1316 5.50%, 05/01/40	519,769	564,875
Pool# AD5283 4.50%, 09/01/40	133,980	142,319
Pool# AI1193 4.50%, 04/01/41	496,279	527,167
Fannie Mae Pool TBA
4.50%, 10/25/41	13,250,000	14,055,351
5.00%, 10/25/41	43,940,000	47,262,962
Freddie Mac Gold Pool
Pool# G13072 5.00%, 04/01/23	40,621	43,747
Pool# G13122 5.00%, 04/01/23	24,837	26,687
Pool# J07940 5.00%, 05/01/23	324,344	349,816
Pool# G13225 5.00%, 06/01/23	418,926	450,125
Pool# J07942 5.00%, 06/01/23	63,343	68,060

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# J08443 5.00%, 07/01/23	$105,086	$114,357
Pool# C91128 5.50%, 12/01/27	111,899	121,294
Pool# A14186 5.50%, 10/01/33	6,284	6,847
Pool# A82875 5.50%, 11/01/33	173,600	189,154
Pool# C01674 5.50%, 11/01/33	53,706	58,518
Pool# A23854 5.50%, 06/01/34	64,756	70,517
Pool# A39584 5.50%, 11/01/35	169,647	184,793
Pool# A49058 5.50%, 05/01/36	232,978	255,598
Pool# A52983 5.50%, 10/01/36	351,563	382,346
Pool# A61562 5.50%, 10/01/36	152,086	165,403
Pool# G02379 6.00%, 10/01/36	75,814	83,436
Pool# A57475 5.50%, 02/01/37	34,404	37,341
Pool# G02561 5.50%, 02/01/37	387,894	421,859
Pool# A58420 5.50%, 03/01/37	52,765	57,270
Pool# G03400 5.50%, 03/01/37	1,180,942	1,284,348
Pool# A60064 5.50%, 04/01/37	522,495	567,102
Pool# G02791 5.50%, 04/01/37	28,244	30,655
Pool# G08204 5.50%, 06/01/37	56,132	60,925
Pool# A64594 5.50%, 07/01/37	366,744	398,055
Pool# G08210 6.00%, 07/01/37	454,107	498,766
Pool# A65518 6.00%, 09/01/37	556,574	611,309
Pool# A68546 5.50%, 11/01/37	381,489	414,059
Pool# G03432 5.50%, 11/01/37	43,528	47,244
Pool# A69653 5.50%, 12/01/37	122,450	132,905
Pool# A70591 5.50%, 12/01/37	482,714	523,925
Pool# G03616 6.00%, 12/01/37	135,374	148,687
Pool# A71374 5.50%, 01/01/38	77,771	84,544
Pool# A71604 5.50%, 01/01/38	1,481,486	1,607,968
Pool# A72378 5.50%, 01/01/38	1,393,739	1,512,730
Pool# G03927 5.50%, 01/01/38	77,066	83,646
Pool# A73996 5.50%, 02/01/38	1,616,700	1,751,947
Pool# G03812 5.50%, 02/01/38	5,107,518	5,543,573
Pool# G03964 5.50%, 02/01/38	514,400	557,433
Pool# A72499 6.00%, 02/01/38	56,335	61,831
Pool# A75432 5.50%, 03/01/38	486,330	529,750
Pool# G04220 5.50%, 03/01/38	126,042	136,803
Pool# G08256 5.50%, 03/01/38	54,339	58,885
Pool# G04156 6.00%, 03/01/38	114,062	125,191
Pool# A76127 5.50%, 04/01/38	2,220,490	2,406,248
Pool# A76483 5.50%, 04/01/38	1,307,364	1,416,734
Pool# G04248 5.50%, 04/01/38	975,130	1,056,706
Pool# G08263 5.50%, 04/01/38	78,666	85,247
Pool# A76211 6.00%, 04/01/38	16,691	18,320
Pool# A76684 5.00%, 05/01/38	221,914	238,282
Pool# A77391 5.00%, 05/01/38	424,392	455,695
Pool# A76939 5.50%, 05/01/38	161,150	174,631
Pool# A77057 5.50%, 05/01/38	118,983	128,936
Pool# A77208 5.50%, 05/01/38	133,419	144,580
Pool# A77796 5.50%, 05/01/38	4,085,727	4,427,523
Pool# G04305 5.50%, 05/01/38	2,206,348	2,390,922
Pool# A77648 5.50%, 06/01/38	45,144	48,921
Pool# A77937 5.50%, 06/01/38	1,023,229	1,108,829
Pool# A78624 5.50%, 06/01/38	891,228	965,785
Pool# G04458 5.50%, 06/01/38	355,438	385,173
Pool# A78076 6.00%, 06/01/38	135,789	149,036
Pool# A78454 6.00%, 06/01/38	210,074	230,569

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# A79197 5.00%, 07/01/38	$72,234	$77,562
Pool# A78982 5.50%, 07/01/38	187,476	203,160
Pool# A79018 5.50%, 07/01/38	412,898	447,440
Pool# A79806 5.50%, 07/01/38	99,940	108,300
Pool# A79816 5.50%, 07/01/38	105,781	114,630
Pool# G04471 5.50%, 07/01/38	458,065	496,384
Pool# A80779 5.50%, 08/01/38	427,483	463,244
Pool# A81743 5.50%, 09/01/38	432,617	468,808
Pool# A82093 5.50%, 09/01/38	219,349	238,453
Pool# A82207 5.50%, 09/01/38	11,930	12,928
Pool# A82609 5.50%, 09/01/38	166,681	180,625
Pool# A82656 5.50%, 10/01/38	62,441	67,664
Pool# A82703 5.50%, 10/01/38	66,970	72,572
Pool# G04847 5.50%, 10/01/38	520,306	563,832
Pool# G05979 5.50%, 10/01/38	111,179	120,671
Pool# A82757 5.50%, 11/01/38	871,184	944,064
Pool# A82787 5.50%, 11/01/38	3,023,373	3,276,296
Pool# A83032 5.50%, 11/01/38	96,083	104,121
Pool# A83066 5.50%, 11/01/38	28,444	30,824
Pool# A83071 5.50%, 11/01/38	27,601	29,910
Pool# A83345 5.00%, 12/01/38	166,658	178,951
Pool# A83596 5.50%, 12/01/38	171,903	187,251
Pool# G08314 5.50%, 01/01/39	267,341	289,705
Pool# G08323 5.00%, 02/01/39	941,772	1,011,238
Pool# A84417 5.50%, 02/01/39	278,480	301,776
Pool# G05300 5.50%, 02/01/39	71,752	77,755
Pool# G05841 5.50%, 04/01/39	149,774	162,303
Pool# A87679 5.00%, 08/01/39	713,426	766,272
Pool# G05684 5.50%, 10/01/39	805,589	872,982
Pool# G05813 6.00%, 12/01/39	234,337	257,383
Pool# G05923 5.50%, 02/01/40	594,272	645,008
Pool# G06031 5.50%, 03/01/40	195,895	212,620
Pool# G06193 5.50%, 05/01/40	834,192	905,411
Pool# A92764 5.50%, 06/01/40	180,160	195,118
Pool# A95796 4.00%, 12/01/40	621,849	651,905
Pool# A96567 4.00%, 02/01/41	1,178,740	1,235,712
Pool# A96705 4.00%, 02/01/41	307,875	322,660
Pool# A97055 4.00%, 02/01/41	202,648	212,379
Pool# A97264 4.00%, 02/01/41	762,600	799,221
Pool# A97294 4.00%, 02/01/41	1,029,784	1,079,235
Pool# A97932 4.00%, 04/01/41	1,072,928	1,124,451
Pool# A97968 4.00%, 04/01/41	9,319,426	9,766,953
Pool# Q01198 5.50%, 06/01/41	258,691	281,383
Freddie Mac Gold Pool TBA
4.00%, 10/15/41	36,945,000	38,665,252
4.50%, 10/15/41	54,835,000	57,996,578
5.00%, 10/15/41	1,815,000	1,946,020
Ginnie Mae I Pool
Pool# 603581 5.50%, 04/15/33	78,132	87,534
Pool# 618988 6.00%, 06/15/34	56,750	63,624
Pool# 658029 6.00%, 07/15/36	17,034	19,034
Pool# 617456 6.00%, 03/15/37	31,265	34,905
Pool# 600658 5.50%, 05/15/37	69,335	76,683
Pool# 657732 5.50%, 05/15/37	61,971	68,538
Pool# 675407 5.50%, 07/15/37	79,158	87,547
Pool# 782185 6.00%, 09/15/37	16,169	18,063
Pool# 670824 6.00%, 12/15/37	42,727	47,703
Pool# 671189 6.00%, 12/15/37	32,218	35,970

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 686034 5.50%, 04/15/38	$65,702	$72,644
Pool# 674084 5.00%, 05/15/38	169,326	186,138
Pool# 686342 6.00%, 05/15/38	16,593	18,519
Pool# 690847 5.50%, 06/15/38	53,015	58,616
Pool# 632219 5.50%, 07/15/38	49,348	54,562
Pool# 689694 5.50%, 07/15/38	63,713	70,444
Pool# 690435 5.50%, 07/15/38	73,368	81,303
Pool# 687727 6.00%, 07/15/38	48,647	54,296
Pool# 690310 6.00%, 07/15/38	49,001	54,692
Pool# 689575 6.50%, 07/15/38	116,760	132,690

Total U.S. Government Mortgage Backed Agencies (cost $290,787,253)		295,546,854

U.S. Government Sponsored & Agency Obligations 0.9%

	Principal Amount	Market Value
Federal Home Loan Banks 3.63%, 05/29/13	$1,630,000	$1,717,130
4.00%, 09/06/13	150,000	160,132
5.50%, 07/15/36	4,495,000	5,801,831

Total U.S. Government Sponsored & Agency Obligations (cost $7,452,522)		7,679,093

U.S. Treasury Bill 2.1%

	Principal Amount	Market Value
U.S. Treasury Bill, 0.12%, 04/05/12	$18,000,000	$17,994,726

Total U.S. Treasury Bill (cost $17,989,248)		17,994,726

U.S. Treasury Bonds 6.8%

	Principal Amount	Market Value
U.S. Treasury Bonds 4.25%, 05/15/39	$735,000	$924,952
4.50%, 02/15/36	3,395,000	4,395,995
6.88%, 08/15/25	9,330,000	14,295,314
U.S. Treasury Inflation Indexed Bonds 1.13%, 01/15/21	16,495,000	18,594,021
2.38%, 01/15/17	15,295,000	19,703,724

Total U.S. Treasury Bonds (cost $54,205,691)		57,914,006

U.S. Treasury Notes 0.3%

	Principal Amount	Market Value
U.S. Treasury Notes 2.38%, 10/31/14	$1,280,000	$1,354,901
3.13%, 01/31/17	1,035,000	1,146,585
3.63%, 08/15/19	140,000	161,219

Total U.S. Treasury Notes (cost $2,665,843)		2,662,705

Yankee Dollar 0.4%

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc., 6.40%, 05/15/37	$3,230,000	$3,287,061

Total Yankee Dollar (cost $3,112,242)		3,287,061

Mutual Fund 28.4%

	Shares	Market Value
Money Market Fund 28.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(d)	242,258,099	$242,258,099

Total Mutual Fund (cost $242,258,099)		242,258,099

Total Investments (cost $1,001,614,206) (e) — 118.9%		1,013,468,315
Liabilities in excess of other assets — (18.9%)		(161,258,251)

NET ASSETS — 100.0%		$852,210,064

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $43,674,741 which represents 5.12% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2011.
(d)	Represents 7-day effective yield as of September 30, 2011.
(e)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,001,646,571, tax unrealized appreciation and depreciation were $21,471,536 and $(9,649,792), respectively.
†	Amount rounds to less than 0.1%.

Bhd	Public Limited Company
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
OJSC	Open Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced
ULC	Unlimited Liability Company

At September 30, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(388)	U.S. Treasury 5 Year Note	12/30/11	$47,523,938	$(127,313)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$9,258,657	$—	$9,258,657
Commercial Mortgage Backed Securities	—	104,388,032	—	104,388,032
Corporate Bonds	—	262,794,487	—	262,794,487
Mutual Fund	242,258,099	—	—	242,258,099
Sovereign Bonds	—	9,684,595	—	9,684,595
U.S. Government Mortgage Backed Agencies	—	295,546,854	—	295,546,854
U.S. Government Sponsored & Agency Obligations	—	7,679,093	—	7,679,093
U.S. Treasury Bill	—	17,994,726	—	17,994,726
U.S. Treasury Bonds	—	57,914,006	—	57,914,006
U.S. Treasury Notes	—	2,662,705	—	2,662,705
Yankee Dollar	—	3,287,061	—	3,287,061

Total Assets	$242,258,099	$771,210,216	$—	$1,013,468,315

Liabilities:
Futures Contracts	(127,313)	—	—	(127,313)

Total Liabilities	$(127,313)	$—	$—	$(127,313)

Total	$242,130,786	$771,210,216	$—	$1,013,341,002

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed-income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments as of September 30, 2011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Core Plus Bond Fund

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Liabilities:
Futures Contracts
Interest rate risk	$(127,313)

Total	$(127,313)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 96.0%

	Shares	Market Value
BRAZIL 14.1%

Aerospace & Defense 0.8%
Embraer SA, ADR	32,580	$826,555

Beverages 1.5%
Cia de Bebidas das Americas, ADR	47,930	1,469,054

Commercial Banks 1.7%
Banco Bradesco SA, ADR	118,570	1,753,650

Electric Utilities 2.0%
Companhia Paranaense de Energia-Copel - Preference Shares, ADR	109,630	1,996,362

Health Care Providers & Services 0.9%
Fleury SA	81,400	945,933

Household Durables 1.1%
Rossi Residencial SA	240,700	1,115,010

Metals & Mining 2.1%
Vale SA - Preference Shares, ADR	102,270	2,147,670

Oil, Gas & Consumable Fuels 1.3%
Petroleo Brasileiro SA - Preference Shares, ADR	65,430	1,355,710

Transportation Infrastructure 1.0%
Obrascon Huarte Lain Brasil SA	30,900	972,070

Water Utilities 0.3%
Companhia de Saneamento de Minas Gerais-Copasa MG	19,800	310,229

Wireless Telecommunication Services 1.4%
Tim Participacoes SA, ADR	60,090	1,415,720
		14,307,963

CHILE 2.5%

Food & Staples Retailing 0.9%
Cencosud SA	168,100	914,789

Wireless Telecommunication Services 1.6%
Empresa Nacional de Telecomunicaciones SA	82,660	1,588,507
		2,503,296

CHINA 15.1%

Automobiles 1.4%
Great Wall Motor Co., Ltd., H Shares	1,248,000	1,421,273

Chemicals 0.6%
China BlueChemical Ltd., H Shares	826,000	631,137

Commercial Banks 3.7%
China Construction Bank Corp., H Shares	3,273,000	1,979,628
China Minsheng Banking Corp., Ltd., H Shares	877,000	533,459
Industrial & Commercial Bank of China, H Shares	2,550,000	1,231,370
		3,744,457

Construction & Engineering 1.9%
China Communications Construction Co., Ltd., H Shares	2,947,000	1,913,723

Internet Software & Services 2.6%
Baidu, Inc., ADR*	9,250	988,917
Tencent Holdings Ltd.	80,000	1,659,369
		2,648,286

Life Sciences Tools & Services 0.8%
WuXi PharmaTech (Cayman), Inc., ADR*	73,960	860,894

Media 0.6%
Focus Media Holding Ltd., ADR*	34,830	584,796

Oil, Gas & Consumable Fuels 2.6%
China Petroleum & Chemical Corp., H Shares	2,060,000	1,981,122
CNOOC Ltd.	388,000	623,863
		2,604,985

Software 0.9%
Changyou.com Ltd., ADR*	34,740	878,922
		15,288,473

HONG KONG 6.0%

Chemicals 0.4%
Yingde Gases	478,575	433,310

Food Products 1.9%
China Agri-Industries Holdings Ltd.	2,994,000	1,880,772

Machinery 0.7%
Lonking Holdings Ltd.	2,334,000	759,129

Water Utilities 0.8%
Guangdong Investment Ltd.	1,288,000	800,517

Wireless Telecommunication Services 2.2%
China Mobile Ltd.	228,000	2,228,769
		6,102,497

HUNGARY 1.0%

Oil, Gas & Consumable Fuels 1.0%
MOL Hungarian Oil and Gas PLC*	15,660	1,057,554

INDIA 6.3%

Auto Components 0.7%
Apollo Tyres Ltd.	606,780	679,440

Building Products 1.0%
Sintex Industries Ltd.	381,935	985,251

Food Products 1.3%
Shree Renuka Sugars Ltd.	1,183,510	1,322,313

Information Technology Services 1.1%
Hexaware Technologies Ltd.	661,132	1,117,526

Metals & Mining 1.5%
Sterlite Industries (India) Ltd.	440,370	1,014,156
Welspun Corp., Ltd.	227,370	514,868
		1,529,024

Oil, Gas & Consumable Fuels 0.7%
Oil & Natural Gas Corp., Ltd.	142,380	770,975
		6,404,529

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDONESIA 2.6%

Commercial Banks 2.1%
Bank Mandiri Tbk PT	1,207,500	$853,692
Bank Rakyat Indonesia (Persero) Tbk PT	1,907,500	1,248,972
		2,102,664

Food Products 0.5%
Indofood Sukses Makmur Tbk PT	1,016,000	577,439
		2,680,103

MALAYSIA 3.3%

Diversified Financial Services 1.4%
AMMB Holdings Bhd	798,400	1,438,529

Electric Utilities 0.8%
Tenaga Nasional Bhd	493,600	794,716

Hotels, Restaurants & Leisure 1.1%
Genting Bhd	376,600	1,065,086
		3,298,331

MEXICO 2.5%

Beverages 1.6%
Fomento Economico Mexicano SAB de CV, ADR	24,850	1,610,777

Wireless Telecommunication Services 0.9%
America Movil SAB de CV, Series L, ADR	44,130	974,390
		2,585,167

PERU 1.2%

Commercial Banks 1.2%
Credicorp Ltd.	12,790	1,179,238

RUSSIA 8.2%

Commercial Banks 1.0%
Sberbank of Russia, ADR*	120,670	1,037,762

Oil, Gas & Consumable Fuels 6.2%
Gazprom OAO, ADR	342,920	3,274,886
LUKOIL OAO, ADR	60,690	3,046,031
		6,320,917

Wireless Telecommunication Services 1.0%
Mobile Telesystems OJSC, ADR	78,990	971,577
		8,330,256

SOUTH AFRICA 11.3%

Commercial Banks 2.5%
ABSA Group Ltd.	73,610	1,220,086
Nedbank Group Ltd.	77,650	1,310,569
		2,530,655

Construction & Engineering 0.8%
Aveng Ltd.	192,800	821,263

Diversified Financial Services 1.1%
FirstRand Ltd.	445,590	1,077,111

Metals & Mining 1.3%
Exxaro Resources Ltd.	63,400	1,328,809

Oil, Gas & Consumable Fuels 1.9%
Sasol Ltd.	46,730	1,916,472

Real Estate Management & Development 1.2%
Growthpoint Properties Ltd.	580,460	1,273,818

Wireless Telecommunication Services 2.5%
MTN Group Ltd.	155,630	2,542,478
		11,490,606

SOUTH KOREA 11.5%

Auto Components 1.9%
Hyundai Mobis	6,670	1,889,187

Chemicals 0.3%
Kukdo Chemical Co., Ltd.	8,440	275,344

Commercial Banks 3.6%
BS Financial Group, Inc.*	92,720	1,010,942
DGB Financial Group, Inc.*	73,110	865,740
Hana Financial Group, Inc.	31,170	906,315
Woori Finance Holdings Co., Ltd.	97,820	829,453
		3,612,450

Metals & Mining 0.6%
POSCO	1,997	615,404

Semiconductors & Semiconductor Equipment 3.5%
Samsung Electronics Co., Ltd.	5,138	3,587,642

Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp.	41,230	680,350
Youngone Holdings Co., Ltd.	1,830	61,402
		741,752

Tobacco 0.9%
KT&G Corp.	15,371	956,600
		11,678,379

TAIWAN 7.2%

Commercial Banks 0.9%
Taishin Financial Holding Co., Ltd.	2,326,000	889,798

Construction & Engineering 0.6%
CTCI Corp.	482,000	576,568

Construction Materials 0.5%
Asia Cement Corp.	492,000	506,405

Diversified Financial Services 1.1%
Fubon Financial Holding Co., Ltd.	1,120,000	1,156,557

Electronic Equipment, Instruments & Components 0.9%
E Ink Holdings, Inc.	443,000	918,315

Industrial Conglomerates 0.1%
Far Eastern New Century Corp.	51,240	52,271

Semiconductors & Semiconductor Equipment 3.1%
Advanced Semiconductor Engineering, Inc.	801,000	682,948
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	219,310	2,506,713
		3,189,661
		7,289,575

THAILAND 1.2%

Chemicals 1.2%
PTT Chemical PCL	380,700	1,202,638

Real Estate Management & Development 0.0%†
Asian Property Development PCL	37,800	6,688
		1,209,326

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
TURKEY 2.0%

Automobiles 0.5%
Ford Otomotiv Sanayi AS	76,210	$530,937

Diversified Telecommunication Services 1.5%
Turk Telekomunikasyon AS	340,100	1,460,395
		1,991,332
Total Common Stocks (cost $107,387,733)		97,396,625

Preferred Stocks 2.6%

	Shares	Market Value
BRAZIL 2.6%

Commercial Banks 1.1%
Banco do Estado do Rio Grande do Sul SA - Preference Shares	135,600	$1,138,744

Machinery 0.7%
Randon SA Implementos e Participacoes - Preference Shares	121,800	663,981

Metals & Mining 0.8%
Bradespar SA - Preference Shares	48,900	853,036

Total Preferred Stocks (cost $2,873,568)		2,655,761

Exchange Traded Fund 0.8%

	Shares	Market Value
UNITED STATES 0.8%
iShares MSCI Emerging Markets Index Fund	23,730	$832,211
Total Exchange Traded Fund (cost $917,613)		832,211
Total Investments (cost $111,178,914) (a) — 99.4%		100,884,597
Other assets in excess of liabilities — 0.6%		614,372
NET ASSETS — 100.0%		$101,498,969

*	Denotes a non-income producing security.
(a)	At September 30, 2011, the tax basis cost of the Fund’s investments was $111,497,352, tax unrealized appreciation and depreciation were $1,573,047 and $(12,185,802), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Developing Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$826,555	$—	$—	$826,555
Auto Components	—	2,568,627	—	2,568,627
Automobiles	—	1,952,210	—	1,952,210
Beverages	3,079,831	—	—	3,079,831
Building Products	—	985,251	—	985,251
Chemicals	—	2,542,429	—	2,542,429
Commercial Banks	3,970,650	12,880,024	—	16,850,674
Construction & Engineering	—	3,311,554	—	3,311,554
Construction Materials	—	506,405	—	506,405
Diversified Financial Services	—	3,672,197	—	3,672,197
Diversified Telecommunication Services	—	1,460,395	—	1,460,395
Electric Utilities	1,996,362	794,716	—	2,791,078
Electronic Equipment, Instruments & Components	—	918,315	—	918,315
Food & Staples Retailing	914,789	—	—	914,789
Food Products	—	3,780,524	—	3,780,524
Health Care Providers & Services	945,933	—	—	945,933
Hotels, Restaurants & Leisure	—	1,065,086	—	1,065,086
Household Durables	1,115,010	—	—	1,115,010
Industrial Conglomerates	—	52,271	—	52,271
Information Technology Services	—	1,117,526	—	1,117,526
Internet Software & Services	988,917	1,659,369	—	2,648,286
Life Sciences Tools & Services	860,894	—	—	860,894
Machinery	—	759,129	—	759,129
Media	584,796	—	—	584,796
Metals & Mining	2,147,670	3,473,237	—	5,620,907
Oil, Gas & Consumable Fuels	7,676,627	6,349,986	—	14,026,613
Real Estate Management & Development	—	1,280,506	—	1,280,506
Semiconductors & Semiconductor Equipment	2,506,713	4,270,590	—	6,777,303
Software	878,922	—	—	878,922
Textiles, Apparel & Luxury Goods	—	741,752	—	741,752
Tobacco	—	956,600	—	956,600
Transportation Infrastructure	972,070	—	—	972,070
Water Utilities	310,229	800,517	—	1,110,746
Wireless Telecommunication Services	4,950,194	4,771,247	—	9,721,441

Total Common Stocks	$34,726,162	$62,670,463	$—	$97,396,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Developing Markets Fund

Asset Type	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$832,211	$—	$—	$832,211
Preferred Stocks*	2,655,761	—	—	2,655,761

Total	$38,214,134	$62,670,463	$—	$100,884,597

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 87.8%

	Shares	Market Value
BRAZIL 12.6%

Aerospace & Defense 0.7%
Embraer SA, ADR	43,110	$1,093,701

Beverages 1.3%
Cia de Bebidas das Americas, ADR	63,410	1,943,517

Commercial Banks 1.5%
Banco Bradesco SA, ADR	156,870	2,320,107

Electric Utilities 1.8%
Companhia Paranaense de Energia-Copel - Preference Shares, ADR	145,040	2,641,178

Health Care Providers & Services 0.8%
Fleury SA	107,700	1,251,560

Household Durables 1.0%
Rossi Residencial SA	318,400	1,474,944

Metals & Mining 1.9%
Vale SA - Preference Shares, ADR	135,300	2,841,300

Oil, Gas & Consumable Fuels 1.2%
Petroleo Brasileiro SA - Preference Shares, ADR	86,560	1,793,523

Transportation Infrastructure 0.9%
Obrascon Huarte Lain Brasil SA	40,800	1,283,510

Water Utilities 0.3%
Companhia de Saneamento de Minas Gerais-Copasa MG	26,200	410,505

Wireless Telecommunication Services 1.2%
Tim Participacoes SA, ADR	79,500	1,873,020

		18,926,865

CHILE 2.2%

Food & Staples Retailing 0.8%
Cencosud SA	222,400	1,210,286

Wireless Telecommunication Services 1.4%
Empresa Nacional de Telecomunicaciones SA	109,360	2,101,610

		3,311,896

CHINA 13.9%

Automobiles 1.2%
Great Wall Motor Co., Ltd., H Shares	1,651,500	1,880,795

Chemicals 0.6%
China BlueChemical Ltd., H Shares	1,094,000	835,913

Commercial Banks 3.3%
China Construction Bank Corp., H Shares	4,330,000	2,618,939
China Minsheng Banking Corp., Ltd., H Shares	1,160,500	705,906
Industrial & Commercial Bank of China, H Shares	3,373,000	1,628,789

		4,953,634

Construction & Engineering 1.7%
China Communications Construction Co., Ltd., H Shares	3,899,000	2,531,933

Internet Software & Services 2.3%
Baidu, Inc., ADR*	12,240	1,308,579
Tencent Holdings Ltd.	105,900	2,196,589

		3,505,168

Life Sciences Tools & Services 0.8%
WuXi PharmaTech (Cayman), Inc., ADR*	97,850	1,138,974

Media 0.5%
Focus Media Holding Ltd., ADR*	46,080	773,683

Oil, Gas & Consumable Fuels 2.3%
China Petroleum & Chemical Corp., H Shares	2,726,000	2,621,620
CNOOC Ltd.	514,000	826,458

		3,448,078

Real Estate Management & Development 0.4%
Evergrande Real Estate Group Ltd.	1,939,000	592,615

Software 0.8%
Changyou.com Ltd., ADR*	45,960	1,162,788

		20,823,581

HONG KONG 5.4%

Chemicals 0.4%
Yingde Gases	632,925	573,061

Food Products 1.6%
China Agri-Industries Holdings Ltd.	3,961,000	2,488,223

Machinery 0.7%
Lonking Holdings Ltd.	3,087,000	1,004,041

Water Utilities 0.7%
Guangdong Investment Ltd.	1,704,000	1,059,069

Wireless Telecommunication Services 2.0%
China Mobile Ltd.	301,500	2,947,253

		8,071,647

HUNGARY 0.9%

Oil, Gas & Consumable Fuels 0.9%
MOL Hungarian Oil and Gas PLC*	20,720	1,399,267

INDIA 5.9%

Auto Components 0.6%
Apollo Tyres Ltd.	802,770	898,898

Building Products 1.0%
Sintex Industries Ltd.	588,462	1,518,015

Food Products 1.2%
Shree Renuka Sugars Ltd.	1,565,790	1,749,427

Information Technology Services 1.1%
Hexaware Technologies Ltd.	940,855	1,590,349

Metals & Mining 1.3%
Sterlite Industries (India) Ltd.	582,610	1,341,729
Welspun Corp., Ltd.	300,810	681,169

		2,022,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)

Oil, Gas & Consumable Fuels 0.7%
Oil & Natural Gas Corp., Ltd.	188,360	$1,019,953

		8,799,540

INDONESIA 2.4%

Commercial Banks 1.9%
Bank Mandiri Tbk PT	1,597,500	1,129,419
Bank Rakyat Indonesia (Persero) Tbk PT	2,524,000	1,652,637

		2,782,056

Food Products 0.5%
Indofood Sukses Makmur Tbk PT	1,344,500	764,140

		3,546,196

MALAYSIA 2.9%

Diversified Financial Services 1.3%
AMMB Holdings Bhd	1,056,400	1,903,384

Electric Utilities 0.7%
Tenaga Nasional Bhd	653,000	1,051,357

Hotels, Restaurants & Leisure 0.9%
Genting Bhd	498,300	1,409,272

		4,364,013

MEXICO 2.3%

Beverages 1.4%
Fomento Economico Mexicano SAB de CV, ADR	32,870	2,130,634

Wireless Telecommunication Services 0.9%
America Movil SAB de CV, Series L, ADR	58,380	1,289,030

		3,419,664

PERU 1.0%

Commercial Banks 1.0%
Credicorp Ltd.	16,920	1,560,024

POLAND 0.7%

Metals & Mining 0.7%
KGHM Polska Miedz SA	26,850	1,051,343

RUSSIA 8.0%

Commercial Banks 1.2%
Sberbank of Russia, ADR*	205,290	1,765,494

Metals & Mining 0.4%
Magnitogorsk Iron & Steel Works, GDR(a)	62,620	303,194
MMC Norilsk Nickel OJSC, ADR	16,150	347,225

		650,419

Oil, Gas & Consumable Fuels 5.6%
Gazprom OAO, ADR	453,680	4,332,644
LUKOIL OAO, ADR	80,290	4,029,755

		8,362,399

Wireless Telecommunication Services 0.8%
Mobile Telesystems OJSC, ADR	104,500	1,285,350

		12,063,662

SOUTH AFRICA 10.1%

Commercial Banks 2.2%
ABSA Group Ltd.	97,390	1,614,240
Nedbank Group Ltd.	102,730	1,733,866

		3,348,106

Construction & Engineering 0.7%
Aveng Ltd.	255,100	1,086,640

Diversified Financial Services 1.0%
FirstRand Ltd.	589,520	1,425,028

Metals & Mining 1.2%
Exxaro Resources Ltd.	83,900	1,758,471

Oil, Gas & Consumable Fuels 1.7%
Sasol Ltd.	61,820	2,535,337

Real Estate Management & Development 1.1%
Growthpoint Properties Ltd.	767,950	1,685,265

Wireless Telecommunication Services 2.2%
MTN Group Ltd.	205,900	3,363,723

		15,202,570

SOUTH KOREA 10.3%

Auto Components 1.7%
Hyundai Mobis	8,830	2,500,978

Chemicals 0.2%
Kukdo Chemical Co., Ltd.	11,170	364,407

Commercial Banks 3.2%
BS Financial Group, Inc.*	122,670	1,337,492
DGB Financial Group, Inc.*	96,720	1,145,320
Hana Financial Group, Inc.	41,240	1,199,115
Woori Finance Holdings Co., Ltd.	129,420	1,097,402

		4,779,329

Metals & Mining 0.5%
POSCO	2,642	814,170

Semiconductors & Semiconductor Equipment 3.2%
Samsung Electronics Co., Ltd.	6,797	4,746,049

Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp.	54,550	900,148
Youngone Holdings Co., Ltd.	2,410	80,863

		981,011

Tobacco 0.8%
KT&G Corp.	20,336	1,265,592

		15,451,536

TAIWAN 6.4%

Commercial Banks 0.8%
Taishin Financial Holding Co., Ltd.	3,077,000	1,177,088

Construction & Engineering 0.5%
CTCI Corp.	638,000	763,176

Construction Materials 0.4%
Asia Cement Corp.	651,000	670,061

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	1,481,000	1,529,340

Electronic Equipment, Instruments & Components 0.8%
E Ink Holdings, Inc.	587,000	1,216,819

Industrial Conglomerates 0.1%
Far Eastern New Century Corp.	68,430	69,807

Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	1,060,000	903,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)

Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	290,150	$3,316,414

		4,220,190

		9,646,481

THAILAND 1.1%

Chemicals 1.1%
PTT Chemical PCL	503,600	1,590,881

Real Estate Management & Development 0.0%†
Asian Property Development PCL	50,200	8,882

		1,599,763

TURKEY 1.7%

Automobiles 0.4%
Ford Otomotiv Sanayi AS	100,820	702,389

Diversified Telecommunication Services 1.3%
Turk Telekomunikasyon AS	449,950	1,932,093

		2,634,482

Total Common Stocks (cost $145,820,735)		131,872,530

Preferred Stocks 2.4%

	Shares	Market Value
BRAZIL 2.4%

Commercial Banks 1.0%
Banco do Estado do Rio Grande do Sul SA - Preference Shares	179,500	$1,507,409

Machinery 0.6%
Randon SA Implementos e Participacoes - Preference Shares	161,200	878,766

Metals & Mining 0.8%
Bradespar SA - Preference Shares	64,700	1,128,658

Total Preferred Stocks (cost $3,803,056)		3,514,833

Exchange Traded Fund 0.7%

	Shares	Market Value
UNITED STATES 0.7%
iShares MSCI Emerging Markets Index Fund	31,400	$1,101,198

Total Exchange Traded Fund (cost $1,214,203)		1,101,198

Mutual Fund 3.7%

	Shares	Market Value
Money Market Fund 3.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(b)	5,503,638	$5,503,638

Total Mutual Fund (cost $5,503,638)		5,503,638

Total Investments (cost $156,341,632) (c) — 94.6%		141,992,199
Other assets in excess of liabilities — 5.4%		8,182,640

NET ASSETS — 100.0%		$150,174,839

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $303,194 which represents 0.20% of net assets.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	At September 30, 2011, the tax basis cost of the Fund’s investments was $156,433,315, tax unrealized appreciation and depreciation were $2,481,596 and $(16,922,712), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,093,701	$—	$—	$1,093,701
Auto Components	—	3,399,876	—	3,399,876
Automobiles	—	2,583,184	—	2,583,184
Beverages	4,074,151	—	—	4,074,151
Building Products	—	1,518,015	—	1,518,015
Chemicals	—	3,364,262	—	3,364,262
Commercial Banks	5,645,625	17,040,213	—	22,685,838
Construction & Engineering	—	4,381,749	—	4,381,749
Construction Materials	—	670,061	—	670,061
Diversified Financial Services	—	4,857,752	—	4,857,752
Diversified Telecommunication Services	—	1,932,093	—	1,932,093
Electric Utilities	2,641,178	1,051,357	—	3,692,535
Electronic Equipment, Instruments & Components	—	1,216,819	—	1,216,819
Food & Staples Retailing	1,210,286	—	—	1,210,286
Food Products	—	5,001,790	—	5,001,790
Health Care Providers & Services	1,251,560	—	—	1,251,560
Hotels, Restaurants & Leisure	—	1,409,272	—	1,409,272
Household Durables	1,474,944	—	—	1,474,944
Industrial Conglomerates	—	69,807	—	69,807
Information Technology Services	—	1,590,349	—	1,590,349
Internet Software & Services	1,308,579	2,196,589	—	3,505,168
Life Sciences Tools & Services	1,138,974	—	—	1,138,974
Machinery	—	1,004,041	—	1,004,041
Media	773,683	—	—	773,683
Metals & Mining	3,491,719	5,646,882	—	9,138,601
Oil, Gas & Consumable Fuels	10,155,922	8,402,635	—	18,558,557
Real Estate Management & Development	—	2,286,762	—	2,286,762
Semiconductors & Semiconductor Equipment	3,316,414	5,649,825	—	8,966,239
Software	1,162,788	—	—	1,162,788
Textiles, Apparel & Luxury Goods	—	981,011	—	981,011
Tobacco	—	1,265,592	—	1,265,592
Transportation Infrastructure	1,283,510	—	—	1,283,510
Water Utilities	410,505	1,059,069	—	1,469,574
Wireless Telecommunication Services	6,549,010	6,310,976	—	12,859,986

Total Common Stocks	$46,982,549	$84,889,981	$—	$131,872,530

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Emerging Markets Fund

Asset Type	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,101,198	$—	$—	$1,101,198
Mutual Fund	5,503,638	—	—	5,503,638
Preferred Stocks*	3,514,833	—	—	3,514,833

Total	$57,102,218	$84,889,981	$—	$141,992,199

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 28.5%

	Principal Amount	Market Value
Automobile 10.1%
Ally Auto Receivables Trust Series 2010-2, Class A2, 0.89%, 09/17/12	$218,979	$219,009
Series 2011-2, Class A2, 0.67%, 10/15/13	3,000,000	3,000,408
Bank of America Auto Trust, Series 2010-2, Class A4, 1.94%, 06/15/17	3,000,000	3,063,810
BMW Vehicle Owner Trust Series 2010-A, Class A2, 0.68%, 09/25/12	7,373	7,374
Series 2010-A, Class A3, 1.39%, 04/25/14	2,600,000	2,612,627
Series 2011-A, Class A3, 0.76%, 08/25/15	3,000,000	2,995,816
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	1,112,234	1,122,589
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	1,080,497	1,090,259
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	4,500,000	4,610,899
Series 2010-B, Class A2, 0.65%, 12/15/12	453,885	453,962
Series 2011-B, Class A2, 0.68%, 01/15/14	2,000,000	2,007,490
Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, 03/18/14	2,099,550	2,110,382
Hyundai Auto Receivables Trust, Series 2010-A, Class A2, 0.86%, 11/15/12	553,734	553,860
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A4, 2.14%, 08/15/16	3,825,000	3,922,188
Nissan Auto Receivables Owner Trust Series 2007-B, Class A4, 5.16%, 03/17/14	639,790	643,170
Series 2009-A, Class A4, 4.74%, 08/17/15	3,500,000	3,619,370
Toyota Auto Receivables Owner Trust Series 2010-B, Class A2, 0.74%, 08/15/12	336,699	336,757
Series 2011-A, Class A2, 0.61%, 05/15/13	1,500,000	1,500,475
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	2,177,346	2,195,895
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A3, 1.31%, 01/20/14	2,279,027	2,286,324
Series 2011-1, Class A2, 0.67%, 12/20/13	2,000,000	2,000,856
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	719,063	722,383
Series 2010-A, Class A4, 2.21%, 05/15/15	2,590,000	2,638,023

		43,713,926

Credit Card 7.1%
American Express Credit Account Master Trust Series 2005-4, Class A, 0.30%, 01/15/15(a)	3,392,000	3,391,821
Series 2007-5, Class A, 0.26%, 12/15/14(a)	3,000,000	2,999,226
BA Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	3,500,000	3,623,963
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7, 4.70%, 06/15/15	3,000,000	3,104,901
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	3,250,000	3,402,433
Series 2008-A11, Class A11, 5.40%, 07/15/15	2,600,000	2,818,945
Citibank Credit Card Issuance Trust Series 2005-A4, Class A4, 4.40%, 06/20/14	1,407,000	1,445,341
Series 2009-A5, Class A5, 2.25%, 12/23/14	2,300,000	2,346,130
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	3,915,000	4,244,493
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.69%, 07/15/15	3,000,000	3,071,035

		30,448,288

Other 11.3%
AEP Texas Central Transition Funding LLC Series 2002-1, Class A4, 5.96%, 07/15/15	1,900,530	1,999,557
Series A-2 4.98%, 07/01/13	4,098,223	4,242,989
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A2, 4.97%, 08/01/14	1,515,723	1,539,702
Series 2009-1, Class A1, 1.83%, 02/15/16	4,447,558	4,529,481
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	2,236,764	2,328,733
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	3,201,232	3,373,073
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	489,796	512,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
GE Equipment Midticket LLC Series 2010-1, Class A2, 0.61%, 01/14/13(b)	$1,148,580	$1,148,567
Series 2010-1, Class A3, 0.94%, 07/14/14(b)	2,650,000	2,651,656
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13(b)	1,200,000	1,200,262
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	3,000,000	3,002,123
John Deere Owner Trust Series 2009-A, Class A4, 3.96%, 05/16/16	1,400,000	1,427,875
Series 2009-B, Class A3, 1.57%, 10/15/13	517,296	518,670
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	2,649,572	2,743,622
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	2,045,884	2,153,301
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A3, 4.95%, 02/15/15	2,387,614	2,463,750
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4, 4.37%, 06/25/14	1,137,272	1,155,667
Series 2005-2, Class A2, 5.03%, 03/25/14	908,287	921,466
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	4,385,986	4,634,558
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A2, 4.81%, 11/17/14	3,221,200	3,300,565
Volvo Financial Equipment LLC, Series 2010-1A, Class A3, 1.56%, 06/17/13(b)	2,919,950	2,925,304

		48,773,460

Total Asset-Backed Securities (cost $123,379,308)		122,935,674

Collateralized Mortgage Obligations 19.5%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2004-72, Class JA, 3.50%, 09/25/16	$1,349	$1,349
Series 2003-122, Class OK, 4.00%, 06/25/17	797,117	814,840
Series 2003-67, Class TA, 3.00%, 08/25/17	650,692	659,379
Series 2004-32, Class AB, 4.00%, 10/25/17	570,846	581,416
Series 2003-49, Class TK, 3.50%, 03/25/18	1,511,154	1,571,897
Series 2011-69, Class AB, 1.50%, 05/25/18	3,291,600	3,327,064
Series 2003-57, Class NB, 3.00%, 06/25/18	129,070	134,138
Series 2010-30, Class DB, 2.00%, 08/25/18	2,287,860	2,329,254
Series 2008-15, Class JM, 4.00%, 02/25/19	725,626	755,731
Series 2008-18, Class MD, 4.00%, 03/25/19	1,607,947	1,704,489
Series 2008-70, Class BA, 4.00%, 06/25/21	1,264,836	1,300,075
Series 2007-36, Class AB, 5.00%, 11/25/21	2,063,958	2,196,975
Series 2008-15, Class EL, 4.25%, 06/25/22	2,538,638	2,658,549
Series 2008-51, Class CD, 4.50%, 11/25/22	1,055,692	1,112,702
Series 2009-88, Class EA, 4.50%, 05/25/23	1,607,377	1,667,533
Series 2009-44, Class A, 4.50%, 12/25/23	1,099,664	1,163,811
Series 2009-76, Class MA, 4.00%, 09/25/24	367,162	387,165
Series 2003-14, Class AN, 3.50%, 03/25/33	187,549	198,687
Freddie Mac REMICS Series 3584, Class BL, 1.25%, 10/15/12	724,104	726,883
Series 3591, Class NA, 1.25%, 10/15/12	865,370	868,830
Series 3574, Class AC, 1.85%, 08/15/14	920,988	929,395
Series 3573, Class LC, 1.85%, 08/15/14	1,221,810	1,234,129
Series 3610, Class AB, 1.40%, 12/15/14	1,005,412	1,011,523
Series 3612, Class AE, 1.40%, 12/15/14	1,230,806	1,240,054
Series 3555, Class JA, 4.00%, 12/15/14	907,682	929,595
Series 2663, Class BA, 4.00%, 08/15/16	365,102	367,411
Series 2633, Class PD, 4.50%, 08/15/16	590,284	593,152
Series 3865, Class DA, 1.25%, 12/15/16	698,689	704,640
Series 2672, Class NF, 4.00%, 12/15/16	807,190	819,253
Series 2695, Class DE, 4.00%, 01/15/17	1,887,600	1,919,388
Series 2630, Class KS, 4.00%, 01/15/17	1,568,280	1,589,365
Series 3818, Class UA, 1.35%, 02/15/17	1,974,574	1,994,768
Series 3827, Class CA, 1.50%, 04/15/17	2,245,737	2,273,124
Series 2625, Class JD, 3.25%, 07/15/17	793,211	803,362
Series 2636, Class A, 3.50%, 07/15/17	662,678	678,263
Series 3758, Class CD, 1.50%, 08/15/17	2,549,928	2,570,656
Series 2579, Class HA, 3.70%, 08/15/17	446,362	454,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Freddie Mac REMICS (continued)
Series 2786, Class GA, 4.00%, 08/15/17	$963,512	$982,392
Series 2640, Class GD, 4.50%, 08/15/17	1,072,596	1,083,169
Series 2628, Class DQ, 3.00%, 11/15/17	1,069,708	1,094,666
Series 2628, Class GQ, 3.14%, 11/15/17	935,994	959,335
Series 2629, Class AN, 3.50%, 01/15/18	1,189,618	1,232,378
Series 2641, Class KJ, 4.00%, 01/15/18	965,272	999,776
Series 2555, Class B, 4.25%, 01/15/18	1,085,162	1,152,309
Series 2664, Class GA, 4.50%, 01/15/18	13,464	13,511
Series 3840, Class BA, 2.00%, 02/15/18	3,104,324	3,176,694
Series 2637, Class A, 3.38%, 03/15/18	795,403	826,297
Series 2643, Class HT, 4.50%, 03/15/18	1,548,745	1,631,216
Series 2643, Class NT, 4.50%, 03/15/18	1,727,780	1,806,858
Series 2783, Class AE, 4.00%, 04/15/18	815,982	842,843
Series 2613, Class PA, 3.25%, 05/15/18	690,624	702,676
Series 3728, Class CA, 1.50%, 10/15/18	2,443,272	2,464,644
Series 3636, Class EB, 2.00%, 11/15/18	1,195,396	1,219,005
Series 2877, Class GP, 4.00%, 11/15/18	986,300	1,017,365
Series 2920, Class HC, 4.50%, 12/15/18	2,196,836	2,270,297
Series 2930, Class KC, 4.50%, 06/15/19	1,961,106	2,045,744
Series 3073, Class LB, 5.00%, 10/15/19	1,081,801	1,116,780
Series 3683, Class AD, 2.25%, 06/15/20	905,062	916,578
Series 3846, Class CK, 1.50%, 09/15/20	3,038,728	3,039,644
Series 3277, Class A, 4.00%, 01/15/21	1,432,064	1,489,146
Series 3815, Class DE, 3.00%, 10/15/21	2,812,683	2,921,602
Series 2802, Class NC, 5.00%, 05/15/28	38,617	38,612
Government National Mortgage Association Series 2004-26, Class GC, 5.00%, 06/16/31	1,749,252	1,834,379
Series 2009-57, Class BA, 2.25%, 06/16/39	691,751	706,209
Series 2009-81, Class WA, 2.00%, 08/20/39	2,341,143	2,370,140

Total Collateralized Mortgage Obligations (cost $83,864,786)		84,227,759

Commercial Mortgage Backed Securities 5.3%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	$553,376	$553,578
Series 2005-3, Class A2, 4.50%, 07/10/43	2,010,739	2,008,646
Series 2005-5, Class ASB, 5.05%, 10/10/45(a)	821,616	854,500
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.92%, 03/15/49(a)	640,000	666,127
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(a)	4,340,088	4,425,692
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40(a)	1,556,179	1,586,733
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	1,625,975	1,643,959
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	526,068	529,054
Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	1,671,201	1,669,268
Series 2005-C16, Class A2, 4.38%, 10/15/41	764,098	764,252
Series 2005-C17, Class A2, 4.78%, 03/15/42	817,447	817,121
Series 2005-C17, Class A3, 5.00%, 03/15/42	2,000,000	2,019,980
Series 2005-C20, Class APB, 5.09%, 07/15/42(a)	2,445,951	2,499,241
Series 2006-C29, Class A2, 5.28%, 11/15/48	2,759,309	2,755,990

Total Commercial Mortgage Backed Securities (cost $23,170,063)		22,794,141

Corporate Bonds 36.6%

	Principal Amount	Market Value
Aerospace & Defense 2.8%
Boeing Co. (The), 1.88%, 11/20/12	$3,500,000	$3,535,413
General Dynamics Corp., 4.25%, 05/15/13	3,824,000	4,038,924
Honeywell International, Inc., 6.13%, 11/01/11	3,500,000	3,514,298
United Technologies Corp., 6.10%, 05/15/12	1,150,000	1,186,895

		12,275,530

Beverages 1.3%
Coca-Cola Refreshments USA, Inc., 3.75%, 03/01/12	2,000,000	2,024,326

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
PepsiCo, Inc., 5.15%, 05/15/12	$3,500,000	$3,596,513

		5,620,839

Capital Markets 2.8%
Bank of New York Mellon Corp. (The) 0.53%, 06/29/12(a)	1,700,000	1,703,237
4.95%, 11/01/12	3,500,000	3,650,741
Credit Suisse USA, Inc., 6.50%, 01/15/12	3,000,000	3,042,984
Morgan Stanley, 1.95%, 06/20/12	3,500,000	3,541,797

		11,938,759

Chemicals 0.2%
Praxair, Inc., 1.75%, 11/15/12	900,000	911,040

Commercial Banks 6.5%
BNP Paribas, 0.65%, 04/08/13(a)	3,500,000	3,358,191
PNC Funding Corp., 5.50%, 09/28/12	3,100,000	3,229,205
Royal Bank of Canada, 2.10%, 07/29/13	3,000,000	3,076,551
US Bancorp 1.80%, 05/15/12	3,500,000	3,531,528
2.00%, 06/14/13	1,660,000	1,692,714
Wachovia Corp., 5.30%, 10/15/11	1,000,000	1,000,933
Wells Fargo & Co. 3.00%, 12/09/11	3,000,000	3,015,213
5.25%, 10/23/12	3,000,000	3,127,395
4.38%, 01/31/13	2,500,000	2,594,042
Westpac Banking Corp., 0.80%, 04/08/13(a)(b)	3,500,000	3,505,218

		28,130,990

Computers & Peripherals 1.5%
Dell, Inc., 3.38%, 06/15/12	2,865,000	2,914,817
Hewlett-Packard Co., 4.50%, 03/01/13	3,500,000	3,651,249

		6,566,066

Consumer Finance 1.2%
Caterpillar Financial Services Corp., 4.85%, 12/07/12	3,000,000	3,130,482
Toyota Motor Credit Corp., 1.38%, 08/12/13	2,000,000	2,015,420

		5,145,902

Diversified Financial Services 7.7%
Bear Stearns Cos. LLC (The), 5.35%, 02/01/12	1,000,000	1,015,250
Citigroup, Inc., 2.13%, 04/30/12	7,000,000	7,077,350
General Electric Capital Corp. 5.00%, 11/15/11	3,000,000	3,015,405
2.13%, 12/21/12	3,000,000	3,065,250
HSBC Finance Corp., 6.38%, 10/15/11	2,825,000	2,829,079
IBM International Group Capital LLC, 5.05%, 10/22/12	3,500,000	3,659,208
John Deere Capital Corp., 7.00%, 03/15/12	3,500,000	3,601,874
JPMorgan Chase & Co. 5.38%, 10/01/12	2,500,000	2,601,513
4.75%, 05/01/13	2,500,000	2,628,397
Western Union Co. (The), 5.40%, 11/17/11	3,500,000	3,519,527

		33,012,853

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc., 5.25%, 04/15/13	2,500,000	2,657,770

Electric Utilities 0.7%
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	3,000,000	3,138,444

Food & Staples Retailing 1.6%
Sysco Corp., 4.20%, 02/12/13	2,175,000	2,274,524
Walgreen Co., 4.88%, 08/01/13	2,000,000	2,148,790
Wal-Mart Stores, Inc., 4.25%, 04/15/13	2,250,000	2,376,335

		6,799,649

Food Products 0.2%
Campbell Soup Co., 5.00%, 12/03/12	1,000,000	1,049,582

Health Care Equipment & Services 0.7%
Baxter International, Inc., 1.80%, 03/15/13	3,000,000	3,042,819

Household Products 0.3%
Kimberly-Clark Corp. 5.63%, 02/15/12	750,000	763,253
5.00%, 08/15/13	607,000	650,787

		1,414,040

Industrial Conglomerates 1.0%
3M Co., 4.50%, 11/01/11	3,650,000	3,661,439
Cooper US, Inc., 5.25%, 11/15/12	800,000	837,431

		4,498,870

Insurance 1.5%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	3,500,000	3,512,341
Metropolitan Life Global Funding I, 5.13%, 04/10/13(b)	3,000,000	3,148,854

		6,661,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media 0.7%
Walt Disney Co. (The), Series B, 6.38%, 03/01/12	$2,723,000	$2,785,180

Metals & Mining 0.2%
Nucor Corp., 5.00%, 12/01/12	600,000	628,189

Multiline Retail 0.6%
Target Corp., 5.88%, 03/01/12	2,550,000	2,605,791

Oil, Gas & Consumable Fuels 0.6%
ConocoPhillips, 4.75%, 10/15/12	2,500,000	2,598,210

Pharmaceuticals 3.1%
AstraZeneca PLC, 5.40%, 09/15/12	3,000,000	3,139,062
Eli Lilly & Co., 6.00%, 03/15/12	3,500,000	3,585,981
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	4,560,000	4,864,594
Novartis Capital Corp., 1.90%, 04/24/13	1,600,000	1,632,749

		13,222,386

Software 0.5%
Oracle Corp., 4.95%, 04/15/13	1,850,000	1,968,794

Specialty Retail 0.3%
Lowe’s Cos., Inc., 5.60%, 09/15/12	1,075,000	1,123,923

Total Corporate Bonds (cost $158,000,870)		157,796,821

U.S. Government Mortgage Backed Agencies 0.4%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	$37,906	$41,190
Pool# 254089 6.00%, 12/01/16	60,859	66,131
Pool# 545415 6.00%, 01/01/17	54,050	58,732
Pool# 254195 5.50%, 02/01/17	125,873	136,584
Pool# 625178 5.50%, 02/01/17	104,682	113,590
Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	17,356	18,284
Pool# B17493 4.00%, 12/01/14	1,313,967	1,348,678
Pool# E00991 6.00%, 07/01/16	29,200	31,186

Total U.S. Government Mortgage Backed Agencies (cost $1,774,976)		1,814,375

U.S. Government Sponsored & Agency Obligations 1.7%

	Principal Amount	Market Value
Federal Home Loan Banks 3.38%, 02/27/13	$3,500,000	$3,647,837
Freddie Mac 1.00%, 08/28/12	3,500,000	3,522,704

Total U.S. Government Sponsored & Agency Obligations (cost $7,145,183)		7,170,541

U.S. Treasury Notes 2.4%

	Principal Amount	Market Value
U.S. Treasury Notes
0.88%, 01/31/12	$3,500,000	$3,509,433
1.13%, 01/15/12	7,000,000	7,021,602

Total U.S. Treasury Notes (cost $10,513,954)		10,531,035

Yankee Dollar 0.2%

	Principal Amount	Market Value
Road & Rail 0.2%
Canadian National Railway Co., 6.38%, 10/15/11	$1,100,000	$1,101,893

Total Yankee Dollar (cost $1,102,439)		1,101,893

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

Mutual Fund 4.2%

	Shares	Market Value
Money Market Fund 4.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(c)	18,000,482	$18,000,482

Total Mutual Fund (cost $18,000,482)		18,000,482

Total Investments (cost $426,952,061) (d) — 98.8%		426,372,721
Other assets in excess of liabilities — 1.2%		5,181,591

NET ASSETS — 100.0%		$431,554,312

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $14,579,861 which represents 3.38% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2011.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $426,952,061, tax unrealized appreciation and depreciation were $853,986 and $(1,433,326), respectively.

LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1		Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$		$122,935,674	$—	$122,935,674
Collateralized Mortgage Obligations		—	84,227,759	—	84,227,759
Commercial Mortgage Backed Securities		—	22,794,141	—	22,794,141
Corporate Bonds		—	157,796,821	—	157,796,821
Mutual Fund		18,000,482	—	—	18,000,482
U.S. Government Mortgage Backed Agencies		—	1,814,375	—	1,814,375
U.S. Government Sponsored & Agency Obligations		—	7,170,541	—	7,170,541
U.S. Treasury Notes		—	10,531,035	—	10,531,035
Yankee Dollar		—	1,101,893	—	1,101,893

Total		$18,000,482	$408,372,239	$—	$426,372,721

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 11.6%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	$6,000,000	$6,783,053
Series 1993-149, Class M, 7.00%, 08/25/23	1,971,500	2,253,518
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,000,896
Series 2005-40, Class YG, 5.00%, 05/25/25	24,444,339	27,092,536
Series 2003-66, Class AP, 3.50%, 11/25/32	814,982	852,343
Freddie Mac REMICS Series 2468, Class TE, 5.50%, 07/15/17	2,448,251	2,628,246
Series 2517, Class BH, 5.50%, 10/15/17	4,375,147	4,706,684
Series 2509, Class LK, 5.50%, 10/15/17	6,983,719	7,511,876
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	24,030,048
Series 2751, Class ND, 5.00%, 04/15/29	10,933,588	11,086,435
Series 2922, Class GA, 5.50%, 05/15/34	6,066,267	6,737,898
Total Collateralized Mortgage Obligations (cost $99,040,122)		106,683,533

Sovereign Bond 5.7%

	Principal Amount	Market Value
ISRAEL 5.7%
Israel Government AID Bond, 5.50%, 12/04/23	$41,000,000	$51,965,286
Total Sovereign Bond (cost $51,761,218)		51,965,286

U.S. Government Mortgage Backed Agencies 44.6%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 555505 4.66%, 05/01/13	$24,800,617	$25,490,369
Pool# 360500 6.26%, 09/01/13	64,000,000	69,767,698
Pool# 383661 6.62%, 06/01/16	9,808,882	11,134,450
Pool# 462260 5.60%, 09/01/18	10,753,841	11,617,702
Pool# 874142 5.56%, 12/01/21	11,400,000	13,055,787
Pool# 995865 4.50%, 07/01/24	24,327,908	25,938,188
Pool# 745684 2.52%, 04/01/34(a)	14,228,363	14,929,028
Pool# 790760 3.99%, 09/01/34(a)	4,000,007	4,100,460
Pool# 799144 4.66%, 04/01/35(a)	2,352,950	2,471,846
Pool# 822705 4.80%, 04/01/35(a)	3,310,039	3,481,483
Pool# 783609 4.86%, 05/01/35(a)	5,700,037	6,004,899
Pool# 815217 4.89%, 05/01/35(a)	3,041,173	3,207,508
Pool# 821377 5.29%, 05/01/35(a)	3,879,527	4,118,518
Pool# 826181 4.85%, 07/01/35(a)	12,528,282	13,211,870
Pool# 873932 6.31%, 08/01/36	7,970,986	9,586,687
Pool# 745866 2.29%, 09/01/36(a)	14,279,697	14,947,592
Pool# AB3307 4.00%, 07/01/41	40,000,000	41,966,250
Freddie Mac Gold Pool
Pool# E02703 4.00%, 07/01/25	21,817,982	22,982,235
Pool# E02747 4.00%, 11/01/25	16,986,144	17,892,560
Freddie Mac Gold Pool TBA 3.50%, 10/15/41	30,000,000	30,796,875
Freddie Mac Non Gold Pool
Pool# 847558 2.92%, 06/01/35(a)	8,433,826	8,934,781
Pool# 1G2082 5.67%, 07/01/37(a)	9,244,786	10,015,238
Ginnie Mae I Pool
Pool# 711052 3.50%, 12/15/24	368,634	390,108
Pool# 748484 3.50%, 08/15/25	1,410,135	1,492,281
Pool# 682492 3.50%, 10/15/25	3,102,800	3,283,551
Pool# 719433 3.50%, 10/15/25	1,842,139	1,949,451
Pool# 682497 3.50%, 11/15/25	3,216,483	3,403,857
Pool# 705178 3.50%, 11/15/25	1,779,223	1,882,871
Pool# 707690 3.50%, 11/15/25	989,390	1,047,027
Pool# 733504 3.50%, 11/15/25	4,197,651	4,442,182

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Government Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 740930 3.50%, 11/15/25	$1,008,159	$1,066,888
Pool# 742371 3.50%, 11/15/25	1,245,345	1,317,892
Pool# 749618 3.50%, 11/15/25	4,286,689	4,536,407
Pool# 750403 3.50%, 11/15/25	918,462	971,966
Pool# 682502 3.50%, 12/15/25	2,959,560	3,131,967
Pool# 755650 3.50%, 12/15/25	13,953,184	14,766,017
Total U.S. Government Mortgage Backed Agencies (cost $392,738,776)		409,334,489

U.S. Government Sponsored & Agency Obligations 22.1%

	Principal Amount	Market Value
Fannie Mae 1.50%, 04/25/14	$20,000,000	$20,004,960
0.85%, 09/12/14	25,000,000	24,904,925
2.25%, 03/15/16	30,000,000	31,479,660
Farmer Mac Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(b)	25,000,000	29,197,775
Federal Home Loan Bank 2.38%, 03/14/14	10,000,000	10,443,550
Freddie Mac 0.75%, 08/15/14(c)	13,500,000	13,502,511
Lightship Tankers III LLC 6.50%, 06/14/24	5,975,000	7,302,585
Pooled Funding Trust II 2.63%, 03/30/12(b)	15,500,000	15,675,693
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	36,469,950
2.25%, 12/15/17	13,000,000	13,446,875
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	380,000	384,017
Total U.S. Government Sponsored & Agency Obligations (cost $196,318,042)		202,812,501

U.S. Treasury Bond 8.3%

	Principal Amount	Market Value
U.S. Treasury Bond, 4.75%, 02/15/37	$57,000,000	$76,558,125
Total U.S. Treasury Bond (cost $74,216,921)		76,558,125

U.S. Treasury Note 3.5%

	Principal Amount	Market Value
U.S. Treasury Note, 1.75%, 05/31/16	$31,000,000	$32,237,520
Total U.S. Treasury Note (cost $32,199,874)		32,237,520

Mutual Fund 7.4%

	Shares	Market Value
Money Market Fund 7.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(d)	68,277,743	$68,277,743
Total Mutual Fund (cost $68,277,743)		68,277,743
Total Investments (cost $914,552,696) (e) — 103.2%		947,869,197
Liabilities in excess of other assets — (3.2%)		(28,979,080)
NET ASSETS — 100.0%		$918,890,117

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $44,873,468 which represents 4.88% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2011.
(d)	Represents 7-day effective yield as of September 30, 2011.
(e)	At September 30, 2011, the tax basis cost of the Fund’s investments was $914,552,696, tax unrealized appreciation and depreciation were $33,596,739 and $(280,238), respectively.

AID	Agency for International Development
LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$106,683,533	$—	$106,683,533
Mutual Fund	68,277,743	—	—	68,277,743
Sovereign Bond	—	51,965,286	—	51,965,286
U.S. Government Mortgage Backed Agencies	—	409,334,489	—	409,334,489
U.S. Government Sponsored & Agency Obligations	—	202,812,501	—	202,812,501
U.S. Treasury Bond	—	76,558,125	—	76,558,125
U.S. Treasury Note	—	32,237,520	—	32,237,520

Total	$68,277,743	$879,591,454	$—	$947,869,197

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.0%
NVIT International Index Fund, Class Y(a)	14,938,157	$105,015,242
NVIT Mid Cap Index Fund, Class Y(a)	3,347,408	52,186,087
NVIT S&P 500 Index Fund, Class Y(a)	17,765,376	139,635,855
NVIT Small Cap Index Fund, Class Y(a)	4,498,251	35,041,372
Total Equity Funds (cost $397,473,985)		331,878,556

Fixed Income Fund 5.1%
NVIT Bond Index Fund, Class Y(a)	1,649,187	17,811,220
Total Fixed Income Fund (cost $16,866,238)		17,811,220
Total Mutual Funds (cost $414,340,223)		349,689,776
Total Investments (cost $414,340,223) (b) — 100.1%		349,689,776
Liabilities in excess of other assets — (0.1%)		(211,349)
NET ASSETS — 100.0%		$349,478,427

(a)	Investment in affiliate.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $440,328,484, tax unrealized appreciation and depreciation were $575,907 and $(91,214,615), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$349,689,776	$—	$—	$349,689,776

Total	$349,689,776	$—	$—	$349,689,776

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 90.8%

	Shares	Market Value
Equity Funds 49.6%
NVIT International Index Fund, Class Y(a)	7,696,329	$54,105,192
NVIT Mid Cap Index Fund, Class Y(a)	2,123,503	33,105,414
NVIT S&P 500 Index Fund, Class Y(a)	13,206,234	103,801,001
NVIT Small Cap Index Fund, Class Y(a)	2,138,633	16,659,949
Total Equity Funds (cost $225,230,515)		207,671,556

Fixed Income Funds 37.9%
NVIT Bond Index Fund, Class Y(a)	11,771,895	127,136,466
NVIT Enhanced Income Fund, Class Y(a)	3,214,469	31,662,519
Total Fixed Income Funds (cost $156,097,943)		158,798,985

Money Market Fund 3.3%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	13,720,425	13,720,425
Total Money Market Fund (cost $13,720,425)		13,720,425
Total Mutual Funds (cost $395,048,883)		380,190,966

Fixed Contract 9.2%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(c)	$38,700,440	$38,700,440
Total Fixed Contract (cost $38,700,440)		38,700,440
Total Investments (cost $433,749,323) (d) — 100.0%		418,891,406
Other assets in excess of liabilities — 0.0%†		149,120
NET ASSETS — 100.0%		$419,040,526

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $433,785,511, tax unrealized appreciation and depreciation were $3,025,407 and $(17,919,512), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$38,700,440	$—	$38,700,440
Mutual Funds	380,190,966	—	—	380,190,966

Total	$380,190,966	$38,700,440	$—	$418,891,406

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 95.0%

	Shares	Market Value
Equity Funds 69.7%
NVIT International Index Fund, Class Y(a)	20,819,620	$146,361,927
NVIT Mid Cap Index Fund, Class Y(a)	5,133,070	80,024,566
NVIT S&P 500 Index Fund, Class Y(a)	30,645,453	240,873,259
NVIT Small Cap Index Fund, Class Y(a)	5,640,555	43,939,924

Total Equity Funds (cost $563,610,363)		511,199,676

Fixed Income Funds 24.3%
NVIT Bond Index Fund, Class Y(a)	13,106,044	141,545,276
NVIT Enhanced Income Fund, Class Y(a)	3,762,760	37,063,191

Total Fixed Income Funds (cost $175,334,399)		178,608,467

Money Market Fund 1.0%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	7,460,131	7,460,131

Total Money Market Fund (cost $7,460,131)		7,460,131

Total Mutual Funds (cost $746,404,893)		697,268,274

Fixed Contract 5.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(c)	$37,034,123	$37,034,123

Total Fixed Contract (cost $37,034,123)		37,034,123

Total Investments (cost $783,439,016) (d) — 100.0%		734,302,397
Liabilities in excess of other assets — 0.0%†		(281,559)

NET ASSETS — 100.0%		$734,020,838

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $783,478,976, tax unrealized appreciation and depreciation were $3,576,747 and $(52,753,326), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$37,034,123	$—	$37,034,123
Mutual Funds	697,268,274	—	—	697,268,274

Total	$697,268,274	$37,034,123	$—	$734,302,397

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 82.0%

	Shares	Market Value
Equity Funds 19.7%	4,030,250	$28,332,656
NVIT International Index Fund, Class Y(a)
NVIT Mid Cap Index Fund, Class Y(a)	1,084,421	16,906,117
NVIT S&P 500 Index Fund, Class Y(a)	8,632,093	67,848,253

Total Equity Funds (cost $109,953,983)		113,087,026

Fixed Income Funds 54.3%
NVIT Bond Index Fund, Class Y(a)	21,382,386	230,929,764
NVIT Enhanced Income Fund, Class Y(a)	8,174,727	80,521,064

Total Fixed Income Funds (cost $302,559,796)		311,450,828

Money Market Funds 8.0%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	46,012,037	46,012,037

Total Money Market Funds (cost $46,012,037)		46,012,037

Total Mutual Funds (cost $458,525,816)		470,549,891

Fixed Contract 18.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(c)	$103,229,507	$103,229,507

Total Fixed Contract (cost $103,229,507)		103,229,507

Total Investments (cost $561,755,323) (d) — 100.0%		573,779,398
Other assets in excess of liabilities — 0.0%†		27,662

NET ASSETS — 100.0%		$573,807,060

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $575,047,089, tax unrealized appreciation and depreciation were $1,259,629 and $(2,527,320), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$103,229,507	$—	$103,229,507
Mutual Funds	470,549,891	—	—	470,549,891

Total	$470,549,891	$103,229,507	$—	$573,779,398

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 93.0%

	Shares	Market Value
Equity Funds 59.6%
NVIT International Index Fund, Class Y(a)	61,173,695	$430,051,074
NVIT Mid Cap Index Fund, Class Y(a)	17,140,095	267,214,078
NVIT S&P 500 Index Fund, Class Y(a)	98,926,100	777,559,150
NVIT Small Cap Index Fund, Class Y(a)	17,268,171	134,519,053

Total Equity Funds (cost $1,753,612,980)		1,609,343,355

Fixed Income Funds 30.9%
NVIT Bond Index Fund, Class Y(a)	60,826,889	656,930,404
NVIT Enhanced Income Fund, Class Y(a)	17,991,948	177,220,684

Total Fixed Income Funds (cost $796,428,522)		834,151,088

Money Market Funds 2.5%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	68,161,801	68,161,801

Total Money Market Funds (cost $68,161,801)		68,161,801

Total Mutual Funds (cost $2,618,203,303)		2,511,656,244

Fixed Contract 7.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(c)	$191,620,947	$191,620,947

Total Fixed Contract (cost $191,620,947)		191,620,947

Total Investments (cost $2,809,824,250) (d) — 100.1%		2,703,277,191
Liabilities in excess of other assets — (0.1%)		(2,125,932)

NET ASSETS — 100.0%		$2,701,151,259

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $2,888,417,966, tax unrealized appreciation and depreciation were $23,677,039 and $(208,817,814), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$191,620,947	$—	$191,620,947
Mutual Funds	2,511,656,244	—	—	2,511,656,244

Total	$2,511,656,244	$191,620,947	$—	$2,703,277,191

*	See Statements of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.6%

	Shares	Market Value
Equity Funds 79.8%
NVIT International Index Fund, Class Y(a)	54,249,893	$381,376,748
NVIT Mid Cap Index Fund, Class Y(a)	11,672,298	181,971,127
NVIT S&P 500 Index Fund, Class Y(a)	67,750,265	532,517,084
NVIT Small Cap Index Fund, Class Y(a)	15,677,898	122,130,822

Total Equity Funds (cost $1,427,765,389)		1,217,995,781

Fixed Income Funds 17.8%
NVIT Bond Index Fund, Class Y(a)	21,566,484	232,918,026
NVIT Enhanced Income Fund, Class Y(a)	3,925,346	38,664,662

Total Fixed Income Funds (cost $258,578,176)		271,582,688

Total Mutual Funds (cost $1,686,343,565)		1,489,578,469

Fixed Contract 2.5%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(b)	$38,704,220	$38,704,220

Total Fixed Contract (cost $38,704,220)		38,704,220

Total Investments (cost $1,725,047,785) (c) — 100.1%		1,528,282,689
Liabilities in excess of other assets — (0.1%)		(857,823)

NET ASSETS — 100.0%		$1,527,424,866

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,780,100,696, tax unrealized appreciation and depreciation were $10,291,208 and $(262,109,215), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$38,704,220	$—	$38,704,220
Mutual Funds	1,489,578,469	—	—	1,489,578,469

Total	$1,489,578,469	$38,704,220	$—	$1,528,282,689

*	See Statements of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 89.1%

	Shares	Market Value
Equity Funds 40.6%
NVIT International Index Fund, Class Y(a)	11,614,178	$81,647,673
NVIT Mid Cap Index Fund, Class Y(a)	3,124,941	48,717,835
NVIT S&P 500 Index Fund, Class Y(a)	22,800,117	179,208,917
NVIT Small Cap Index Fund, Class Y(a)	3,878,280	30,211,804

Total Equity Funds (cost $353,944,823)		339,786,229

Fixed Income Funds 44.6%
NVIT Bond Index Fund, Class Y(a)	28,490,080	307,692,867
NVIT Enhanced Income Fund, Class Y(a)	6,725,349	66,244,682

Total Fixed Income Funds (cost $357,692,540)		373,937,549

Money Market Funds 3.9%
NVIT Money Market Fund, Class Y, 0.00%(a)(b)	33,162,329	33,162,329

Total Money Market Funds (cost $33,162,329)		33,162,329

Total Mutual Funds (cost $744,799,692)		746,886,107

Fixed Contract 10.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60%(a)(c)	$90,939,636	$90,939,636

Total Fixed Contract (cost $90,939,636)		90,939,636

Total Investments (cost $835,739,328) (d) — 100.0%		837,825,743
Liabilities in excess of other assets — 0.0%†		(224,309)

NET ASSETS — 100.0%		$837,601,434

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $870,104,012, tax unrealized appreciation and depreciation were $7,094,884 and $(39,373,153), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$90,939,636	$—	$90,939,636
Mutual Funds	746,886,107	—	—	746,886,107

Total	$746,886,107	$90,939,636	$—	$837,825,743

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Income Bond Fund

Mutual Funds 89.4%

	Shares	Market Value
Fixed Income Funds 89.4%
NVIT Bond Index Fund, Class Y(a)	28,829	$311,347
NVIT Core Bond Fund, Class Y(a)	26,262	286,518
NVIT Short-Term Bond Fund, Class Y(a)	31,597	326,716

Total Fixed Income Funds (cost $902,549)		924,581

Total Mutual Funds (cost $902,549)		924,581

Exchange Traded Fund 12.0%

	Shares	Market Value
Fixed Income Fund 12.0%
Vanguard Short-Term Bond Index Fund, ETF Shares	1,528	$124,410

Total Exchange Traded Fund (cost $122,680)		124,410

Total Investments (cost $1,025,229) (b) — 101.4%		1,048,991
Liabilities in excess of other assets — (1.4%)		(14,393)

NET ASSETS — 100.0%		$1,034,598

(a)	Investment in affiliate.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,025,229, tax unrealized appreciation and depreciation were $24,125 and $(363), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$124,410	$—	$—	$124,410
Mutual Funds	924,581	—	—	924,581

Total	$1,048,991	$—	$—	$1,048,991

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly, Gartmore NVIT International Equity Fund)

Common Stocks 91.1%

	Shares	Market Value
AUSTRALIA 5.6%

Biotechnology 0.8%
CSL Ltd.	25,284	$717,796

Commercial Services & Supplies 1.0%
Brambles Ltd.	160,036	986,584

Energy Equipment & Services 1.4%
WorleyParsons Ltd.	53,442	1,333,463

Insurance 0.8%
QBE Insurance Group Ltd.	57,870	710,658

Metals & Mining 1.6%
BHP Billiton Ltd.	45,984	1,522,551

		5,271,052

BELGIUM 1.8%

Beverages 1.8%
Anheuser-Busch InBev NV	31,968	1,696,834

BRAZIL 2.3%

Commercial Banks 1.7%
Banco Bradesco SA, ADR	104,031	1,538,618

Oil, Gas & Consumable Fuels 0.6%
Petroleo Brasileiro SA - Preference Shares, ADR	27,226	564,123

		2,102,741

CANADA 5.5%

Chemicals 0.9%
Agrium, Inc.	11,669	776,708

Insurance 0.9%
Fairfax Financial Holdings Ltd.	2,254	864,238

Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	22,394	657,566
Cenovus Energy, Inc.	28,285	871,034
Suncor Energy, Inc.	45,261	1,155,821

		2,684,421

Road & Rail 0.8%
Canadian National Railway Co.	11,387	760,981

		5,086,348

CHINA 1.4%

Commercial Banks 1.4%
Industrial & Commercial Bank of China, H Shares	2,735,260	1,320,830

DENMARK 1.4%

Pharmaceuticals 1.4%
Novo Nordisk AS, Class B	13,187	1,315,195

FRANCE 7.2%

Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	9,237	552,446

Commercial Banks 0.8%
BNP Paribas	19,312	761,330

Construction Materials 0.5%
Lafarge SA	12,578	432,294

Electrical Equipment 0.6%
Schneider Electric SA	11,162	597,341

Food Products 1.3%
Danone SA	19,983	1,228,421

Information Technology Services 0.8%
Cap Gemini SA	22,559	750,054

Media 1.3%
Eutelsat Communications	17,381	698,231
Publicis Groupe SA	11,300	471,622

		1,169,853

Oil, Gas & Consumable Fuels 0.6%
Total SA	13,266	585,288

Personal Products 0.7%
L’Oreal SA	6,171	601,998

		6,679,025

GERMANY 5.4%

Automobiles 0.8%
Bayerische Motoren Werke AG	11,386	752,173

Health Care Providers & Services 1.2%
Fresenius Medical Care AG & Co. KGaA	16,055	1,089,158

Pharmaceuticals 0.7%
Bayer AG REG	11,469	632,904

Software 1.3%
SAP AG	23,752	1,208,556

Textiles, Apparel & Luxury Goods 1.4%
Adidas AG	22,258	1,354,532

		5,037,323

HONG KONG 1.7%

Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	114,000	843,651

Wireless Telecommunication Services 0.8%
China Mobile Ltd.	78,000	762,473

		1,606,124

INDIA 0.9%

Information Technology Services 0.9%
Infosys Ltd.	16,973	872,213

IRELAND 1.9%

Media 0.8%
WPP PLC	80,381	744,530

Pharmaceuticals 1.1%
Shire PLC	31,521	982,969

		1,727,499

ISRAEL 1.5%

Pharmaceuticals 1.5%
Teva Pharmaceutical Industries Ltd., ADR	38,439	1,430,700

JAPAN 10.5%

Auto Components 1.4%
Denso Corp.	41,000	1,318,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly, Gartmore NVIT International Equity Fund)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Automobiles 1.4%
Toyota Motor Corp.	38,400	$1,316,321

Electrical Equipment 1.1%
Nidec Corp.	12,600	1,014,763

Electronic Equipment, Instruments & Components 1.2%
Keyence Corp.	4,000	1,094,617

Machinery 1.5%
FANUC Corp.	6,100	840,250
Komatsu Ltd.	25,800	556,249

		1,396,499

Office Electronics 2.0%
Canon, Inc.	40,300	1,829,864

Specialty Retail 1.9%
Yamada Denki Co., Ltd.	25,800	1,794,370

		9,764,466

MEXICO 3.3%

Beverages 1.2%
Fomento Economico Mexicano SAB de CV, ADR	16,947	1,098,505

Media 0.8%
Grupo Televisa SA, ADR	42,038	773,079

Wireless Telecommunication Services 1.3%
America Movil SAB de CV, Series L, ADR	55,491	1,225,241

		3,096,825

NETHERLANDS 4.2%

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	12,304	162,056

Food & Staples Retailing 1.0%
Koninklijke Ahold NV	79,180	931,171

Food Products 1.3%
Unilever NV, CVA	40,035	1,267,243

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, Class B	40,743	1,267,707

Wireless Telecommunication Services 0.3%
VimpelCom Ltd., ADR	32,016	305,113

		3,933,290

RUSSIA 0.9%

Oil, Gas & Consumable Fuels 0.9%
Gazprom OAO, ADR	87,662	839,166

SINGAPORE 2.4%

Commercial Banks 1.2%
United Overseas Bank Ltd.	87,000	1,118,714

Industrial Conglomerates 1.2%
Keppel Corp., Ltd.	183,900	1,078,437

		2,197,151

SOUTH KOREA 3.0%

Auto Components 1.3%
Hyundai Mobis	4,380	1,240,576

Internet Software & Services 1.7%
NHN Corp.*	8,270	1,575,572

		2,816,148

SWEDEN 3.3%

Commercial Banks 0.8%
Swedbank AB	68,618	757,622

Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson, Class B	113,089	1,085,882

Diversified Financial Services 0.5%
Kinnevik Investment AB, Class B	25,264	467,469

Machinery 0.8%
Volvo AB, Class B	75,210	738,847

		3,049,820

SWITZERLAND 8.9%

Capital Markets 1.0%
Julius Baer Group Ltd.*	27,399	915,625

Chemicals 1.1%
Syngenta AG REG*	3,801	987,758

Electrical Equipment 0.9%
ABB Ltd. REG*	49,287	843,097

Food Products 1.6%
Nestle SA REG	27,934	1,537,842

Media 0.8%
Informa PLC	145,945	740,687

Pharmaceuticals 3.5%
Novartis AG REG	32,408	1,810,366
Roche Holding AG	9,203	1,486,396

		3,296,762

		8,321,771

TAIWAN 1.3%

Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	543,000	1,222,164

TURKEY 0.8%

Commercial Banks 0.8%
Akbank TAS	200,141	784,983

UNITED KINGDOM 15.9%

Food & Staples Retailing 1.3%
Tesco PLC	215,381	1,261,611

Health Care Equipment & Supplies 0.9%
Smith & Nephew PLC	97,452	876,619

Hotels, Restaurants & Leisure 2.0%
Compass Group PLC	226,117	1,824,223

Independent Power Producers & Energy Traders 0.7%
International Power PLC	137,170	651,155

Media 1.5%
Reed Elsevier PLC	179,816	1,376,673

Multiline Retail 1.3%
Next PLC	30,549	1,197,667

Multi-Utilities 1.0%
Centrica PLC	202,957	935,553

Oil, Gas & Consumable Fuels 1.5%
BG Group PLC	72,270	1,383,148

Specialty Retail 1.0%
Kingfisher PLC	242,658	931,787

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly, Gartmore NVIT International Equity Fund)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Tobacco 3.6%
British American Tobacco PLC	34,857	$1,471,847
Imperial Tobacco Group PLC	56,655	1,911,970

		3,383,817

Wireless Telecommunication Services 1.1%
Vodafone Group PLC	412,512	1,063,160

		14,885,413

Total Common Stocks (cost $100,039,217)		85,057,081

Preferred Stock 0.8%

	Shares	Market Value
GERMANY 0.8%

Automobiles 0.8%
Volkswagen AG	5,166	$681,748

Total Preferred Stock (cost $1,035,743)		681,748

Mutual Fund 7.6%

	Shares	Market Value
Money Market Fund 7.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	7,125,587	$7,125,587

Total Mutual Fund (cost $7,125,587)		7,125,587

Total Investments (cost $108,200,547) (b) — 99.5%		92,864,416
Other assets in excess of liabilities — 0.5%		472,034

NET ASSETS — 100.0%		$93,336,450

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $108,546,392, tax unrealized appreciation and depreciation were $989,728 and $(16,671,704), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly, Gartmore NVIT International Equity Fund)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly, Gartmore NVIT International Equity Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$3,111,054	$—	$3,111,054
Automobiles	—	2,068,494	—	2,068,494
Beverages	1,098,505	1,696,834	—	2,795,339
Biotechnology	—	717,796	—	717,796
Capital Markets	—	915,625	—	915,625
Chemicals	776,708	987,758	—	1,764,466
Commercial Banks	1,538,618	4,743,479	—	6,282,097
Commercial Services & Supplies	—	986,584	—	986,584
Communications Equipment	—	1,085,882	—	1,085,882
Construction Materials	—	432,294	—	432,294
Diversified Financial Services	—	467,469	—	467,469
Diversified Telecommunication Services	—	162,056	—	162,056
Electrical Equipment	—	2,455,201	—	2,455,201
Electronic Equipment, Instruments & Components	—	1,094,617	—	1,094,617
Energy Equipment & Services	—	1,333,463	—	1,333,463
Food & Staples Retailing	—	2,192,782	—	2,192,782
Food Products	—	4,033,506	—	4,033,506
Health Care Equipment & Supplies	—	876,619	—	876,619
Health Care Providers & Services	—	1,089,158	—	1,089,158
Hotels, Restaurants & Leisure	—	1,824,223	—	1,824,223
Independent Power Producers & Energy Traders	—	651,155	—	651,155
Industrial Conglomerates	—	1,922,088	—	1,922,088
Information Technology Services	—	1,622,267	—	1,622,267
Insurance	864,238	710,658	—	1,574,896
Internet Software & Services	—	1,575,572	—	1,575,572
Machinery	—	2,135,346	—	2,135,346
Media	773,079	4,031,743	—	4,804,822
Metals & Mining	—	1,522,551	—	1,522,551
Multiline Retail	—	1,197,667	—	1,197,667
Multi-Utilities	—	935,553	—	935,553
Office Electronics	—	1,829,864	—	1,829,864
Oil, Gas & Consumable Fuels	3,248,544	4,075,309	—	7,323,853
Personal Products	—	601,998	—	601,998
Pharmaceuticals	1,430,700	6,227,830	—	7,658,530
Road & Rail	760,981	—	—	760,981
Semiconductors & Semiconductor Equipment	—	1,222,164	—	1,222,164
Software	—	1,208,556	—	1,208,556
Specialty Retail	—	2,726,157	—	2,726,157
Textiles, Apparel & Luxury Goods	—	1,354,532	—	1,354,532
Tobacco	—	3,383,817	—	3,383,817
Wireless Telecommunication Services	1,530,354	1,825,633	—	3,355,987

Total Common Stocks	$12,021,727	$73,035,354	$—	$85,057,081

Mutual Fund	7,125,587	—	—	7,125,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Equity Fund

(Formerly, Gartmore NVIT International Equity Fund)

Asset Type	Level 1	Level 2	Level 3	Total
Preferred Stock*	—	681,748	—	681,748

Total	$19,147,314	$73,717,102	$—	$92,864,416

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks 98.3%

	Shares	Market Value
AUSTRALIA 8.2%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.(a)	95,029	$398,503

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	212,605

Beverages 0.2%
Coca-Cola Amatil Ltd.	76,177	872,672
Foster’s Group Ltd.	263,253	1,336,736
		2,209,408

Biotechnology 0.2%
CSL Ltd.	72,306	2,052,720

Capital Markets 0.1%
Macquarie Group Ltd.	46,780	1,011,661

Chemicals 0.2%
Incitec Pivot Ltd.	228,033	706,511
Orica Ltd.	49,119	1,102,336
		1,808,847

Commercial Banks 2.4%
Australia & New Zealand Banking Group Ltd.	355,030	6,589,781
Bendigo and Adelaide Bank Ltd.(a)	51,918	420,533
Commonwealth Bank of Australia	213,175	9,270,902
National Australia Bank Ltd.	296,634	6,300,909
Westpac Banking Corp.(a)	411,595	7,970,642
		30,552,767

Commercial Services & Supplies 0.1%
Brambles Ltd.	200,825	1,238,038

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	21,201	376,537

Construction Materials 0.0%†
Boral Ltd.(a)	102,193	340,084

Containers & Packaging 0.1%
Amcor Ltd.	165,969	1,098,772

Diversified Financial Services 0.1%
ASX Ltd.	24,520	712,204

Diversified Telecommunication Services 0.1%
Telstra Corp., Ltd.	595,839	1,774,543

Electric Utilities 0.0%†
SP AusNet(a)	179,839	161,512

Energy Equipment & Services 0.1%
WorleyParsons Ltd.(a)	25,519	636,740

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	109,531	431,776
Wesfarmers Ltd.	137,523	4,155,200
Wesfarmers Ltd. PPS	21,265	654,263
Woolworths Ltd.	166,503	3,978,848
		9,220,087

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	7,945	352,199

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,390	335,726
Sonic Healthcare Ltd.	51,663	564,689
		900,415

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	63,708	485,327
Echo Entertainment Group Ltd.*	97,227	343,416
TABCORP Holdings Ltd.	88,743	218,682
Tatts Group Ltd.	185,187	396,209
		1,443,634

Information Technology Services 0.0%†
Computershare Ltd.(a)	62,237	443,158

Insurance 0.4%
AMP Ltd.	383,345	1,439,870
Insurance Australia Group Ltd.(a)	277,591	803,578
QBE Insurance Group Ltd.	149,127	1,831,315
Suncorp Group Ltd.	175,029	1,332,607
		5,407,370

Media 0.0%†
Fairfax Media Ltd.(a)	318,085	249,981

Metals & Mining 2.0%
Alumina Ltd.	341,642	476,402
BHP Billiton Ltd.	439,123	14,539,562
BlueScope Steel Ltd.(a)	239,599	165,213
Fortescue Metals Group Ltd.	174,364	728,324
Iluka Resources Ltd.	55,364	648,016
Lynas Corp., Ltd.*(a)	246,945	252,743
MacArthur Coal Ltd.	23,262	355,711
Newcrest Mining Ltd.	104,235	3,435,706
OneSteel Ltd.	174,929	205,006
OZ Minerals Ltd.(a)	45,341	403,932
Rio Tinto Ltd.	59,400	3,479,264
Sims Metal Management Ltd.	23,882	286,572
		24,976,451

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	78,522	161,341

Multi-Utilities 0.1%
AGL Energy Ltd.(a)	64,587	885,586

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	17,063	175,861
Origin Energy Ltd.	145,743	1,864,936
Paladin Energy Ltd.*	79,218	90,906
Santos Ltd.	118,818	1,285,897
Woodside Petroleum Ltd.	86,664	2,685,171
		6,102,771

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust	258,413	433,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)

Real Estate Investment Trusts (REITs) (continued)
Dexus Property Group	677,493	$534,011
Goodman Group	983,526	538,866
GPT Group	233,824	703,283
Mirvac Group	478,390	525,945
Stockland	319,644	889,723
Westfield Group	300,869	2,231,155
Westfield Retail Trust	389,393	906,224
		6,762,844

Real Estate Management & Development 0.0%†
Lend Lease Group	75,935	509,980

Road & Rail 0.1%
Asciano Ltd.	409,673	564,442
QR National Ltd.	226,240	684,141
		1,248,583

Transportation Infrastructure 0.1%
MAp Group	50,860	157,486
Transurban Group	174,380	906,629
		1,064,115
		104,313,456

AUSTRIA 0.3%

Commercial Banks 0.1%
Erste Group Bank AG	26,474	675,192
Raiffeisen International Bank Holding AG(a)	7,039	203,755
		878,947

Diversified Telecommunication Services 0.1%
Telekom Austria AG	46,517	469,469

Electric Utilities 0.0%†
Verbund AG(a)	9,940	286,075

Insurance 0.0%†
Vienna Insurance Group	5,817	221,144

Metals & Mining 0.0%†
Voestalpine AG	15,384	444,710

Oil, Gas & Consumable Fuels 0.1%
OMV AG	22,910	681,950

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	131,576	371,981
		3,354,276

BELGIUM 0.9%

Beverages 0.5%
Anheuser-Busch InBev NV	109,610	5,818,006

Chemicals 0.1%
Solvay SA(a)	7,893	743,214
Umicore	14,931	541,288
		1,284,502

Commercial Banks 0.1%
Dexia SA*(a)	75,716	144,017
KBC Groep NV	20,922	482,688
		626,705

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,746	754,733

Diversified Telecommunication Services 0.0%†
Belgacom SA	20,001	601,949

Electrical Equipment 0.0%†
Bekaert SA(a)	4,946	201,365

Food & Staples Retailing 0.1%
Colruyt SA(a)	10,603	440,481
Delhaize Group SA	13,546	791,888
		1,232,369

Insurance 0.0%†
Ageas	309,770	533,463

Pharmaceuticals 0.0%†
UCB SA	14,120	601,750

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,628	207,112
		11,861,954

BERMUDA 0.1%

Energy Equipment & Services 0.1%
Seadrill Ltd.	44,603	1,231,769

CHINA 0.0%†

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*(a)	303,926	157,005

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	251,200	167,764
		324,769

CYPRUS 0.0%†

Commercial Banks 0.0%†
Bank of Cyprus Public Co., Ltd.	109,013	168,319

DENMARK 1.0%

Beverages 0.1%
Carlsberg AS, Class B	14,977	887,526

Chemicals 0.1%
Novozymes AS, Class B	6,187	879,658

Commercial Banks 0.1%
Danske Bank AS*	88,607	1,239,275

Diversified Telecommunication Services 0.0%†
TDC A/S	52,134	425,917

Electrical Equipment 0.0%†
Vestas Wind Systems AS*	28,520	462,204

Health Care Equipment & Supplies 0.1%
Coloplast AS, Class B	3,188	459,394
William Demant Holding AS*	3,388	254,837
		714,231

Insurance 0.0%†
Tryg AS	3,314	174,250

Marine 0.1%
AP Moller - Maersk AS, Class B	255	1,476,610

Pharmaceuticals 0.5%
Novo Nordisk AS, Class B	58,314	5,815,900

Road & Rail 0.0%†
DSV AS	28,561	513,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	7,968	$53,125
		12,642,576

FINLAND 0.9%

Auto Components 0.1%
Nokian Renkaat OYJ	15,408	461,283

Communications Equipment 0.2%
Nokia OYJ	513,649	2,904,567

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	17,495	184,046

Diversified Telecommunication Services 0.1%
Elisa OYJ	19,793	404,616

Electric Utilities 0.1%
Fortum OYJ	60,563	1,425,584

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	8,838	271,920

Insurance 0.1%
Sampo OYJ, Class A	57,306	1,439,383

Machinery 0.2%
Kone OYJ, Class B	21,004	999,015
Metso OYJ(a)	17,892	523,713
Wartsila OYJ	23,473	556,973
		2,079,701

Media 0.0%†
Sanoma OYJ(a)	11,041	129,799

Metals & Mining 0.0%†
Outokumpu OYJ(a)	15,354	100,748
Rautaruukki OYJ	11,268	112,994
		213,742

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	16,004	138,892

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	81,451	476,744
Upm-Kymmene OYJ	69,472	784,827
		1,261,571

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,386	269,542
		11,184,646

FRANCE 8.6%

Aerospace & Defense 0.1%
Safran SA	23,355	714,452
Thales SA	13,936	435,604
		1,150,056

Airlines 0.0%†
Air France-KLM*(a)	16,657	121,745

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	24,101	1,441,431

Automobiles 0.1%
PSA Peugeot Citroen	21,299	453,111
Renault SA	25,785	854,088
		1,307,199

Beverages 0.2%
Pernod-Ricard SA	27,168	2,127,056

Building Products 0.2%
Compagnie De Saint-Gobain	54,424	2,076,349

Chemicals 0.4%
Air Liquide SA	38,898	4,542,348
Arkema SA	7,749	448,737
		4,991,085

Commercial Banks 0.7%
BNP Paribas SA	131,169	5,171,027
Credit Agricole SA	129,073	887,677
Natixis	122,298	384,721
Societe Generale	86,715	2,270,007
		8,713,432

Commercial Services & Supplies 0.1%
Edenred	22,139	527,413
Societe BIC SA	4,079	347,298
		874,711

Communications Equipment 0.1%
Alcatel-Lucent*	312,123	905,001

Construction & Engineering 0.3%
Bouygues SA(a)	33,312	1,102,008
Eiffage SA	6,025	185,844
Vinci SA	60,869	2,610,790
		3,898,642

Construction Materials 0.1%
Imerys SA	4,420	221,104
Lafarge SA	26,951	926,280
		1,147,384

Diversified Financial Services 0.0%†
Eurazeo	4,562	191,606

Diversified Telecommunication Services 0.6%
France Telecom SA	254,237	4,161,059
Iliad SA	2,688	300,289
Vivendi SA	169,171	3,444,310
		7,905,658

Electric Utilities 0.1%
EDF SA	33,651	974,565

Electrical Equipment 0.4%
Alstom SA	27,702	912,462
Legrand SA	26,428	823,878
Schneider Electric SA	66,989	3,584,954
		5,321,294

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	20,194	355,688
Technip SA	13,423	1,075,411
		1,431,099

Food & Staples Retailing 0.2%
Carrefour SA	79,113	1,801,561
Casino Guichard Perrachon SA	7,748	604,774
		2,406,335

Food Products 0.4%
Danone SA	80,008	4,918,356

Health Care Equipment & Supplies 0.2%
Cie Generale d’Optique Essilor International SA	27,614	1,985,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Hotels, Restaurants & Leisure 0.1%
Accor SA	20,649	$549,844
Sodexo	12,611	830,396
		1,380,240

Industrial Conglomerates 0.0%†
Wendel SA	4,144	259,700

Information Technology Services 0.1%
AtoS	7,046	304,107
Cap Gemini SA	20,718	688,844
		992,951

Insurance 0.3%
AXA SA	237,976	3,096,038
CNP Assurances	19,560	288,001
SCOR SE	23,655	510,264
		3,894,303

Machinery 0.1%
Vallourec SA	15,047	861,693

Media 0.2%
Eutelsat Communications	13,868	557,106
JC Decaux SA*	9,562	237,317
Lagardere SCA	16,523	405,860
Metropole Television SA	7,580	122,898
Publicis Groupe SA	16,527	689,779
Societe Television Francaise 1(a)	14,602	181,533
		2,194,493

Metals & Mining 0.0%†
Eramet	703	97,060

Multiline Retail 0.1%
PPR SA	10,371	1,340,568

Multi-Utilities 0.5%
GDF Suez	169,529	5,036,991
Suez Environnement Co.	37,708	524,783
Veolia Environnement	48,917	714,388
		6,276,162

Office Electronics 0.0%†
Neopost SA	4,228	310,021

Oil, Gas & Consumable Fuels 1.0%
Total SA	290,669	12,824,150

Personal Products 0.2%
L’Oreal SA	32,974	3,216,703

Pharmaceuticals 0.8%
Sanofi	152,943	10,060,104

Professional Services 0.0%†
Bureau Veritas SA	7,649	549,851

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	4,031	281,189
Gecina SA	2,845	248,679
ICADE	3,272	255,644
Klepierre	14,603	409,342
Unibail-Rodamco SE	12,618	2,251,516
		3,446,370

Software 0.0%†
Dassault Systemes SA	8,461	597,475

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	7,633	854,606
LVMH Moet Hennessy Louis Vuitton SA	34,759	4,588,202
		5,442,808

Transportation Infrastructure 0.1%
Aeroports de Paris	4,941	371,656
Groupe Eurotunnel SA REG	73,939	626,644
		998,300
		108,631,759

GERMANY 7.2%

Air Freight & Logistics 0.1%
Deutsche Post AG REG	115,072	1,473,245

Airlines 0.0%†
Deutsche Lufthansa AG REG	32,057	415,596

Auto Components 0.1%
Continental AG*	11,201	646,522

Automobiles 0.7%
Bayerische Motoren Werke AG	45,298	2,992,442
Daimler AG REG	123,961	5,513,097
Volkswagen AG	4,131	508,976
		9,014,515

Capital Markets 0.3%
Deutsche Bank AG REG	127,102	4,404,251

Chemicals 1.0%
BASF SE	125,666	7,661,284
K+S AG REG	23,414	1,225,702
Lanxess AG	11,649	558,802
Linde AG	23,144	3,096,979
Wacker Chemie AG(a)	2,041	181,200
		12,723,967

Commercial Banks 0.1%
Commerzbank AG*	486,403	1,219,012

Construction & Engineering 0.0%†
Hochtief AG	5,963	372,454

Construction Materials 0.1%
HeidelbergCement AG	18,665	678,086

Diversified Financial Services 0.1%
Deutsche Boerse AG*	26,531	1,341,820

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	384,145	4,509,041

Electric Utilities 0.4%
E.ON AG	246,233	5,342,284

Food & Staples Retailing 0.1%
Metro AG	18,151	770,486

Food Products 0.0%†
Suedzucker AG	9,587	272,378

Health Care Providers & Services 0.3%
Celesio AG	12,608	165,915
Fresenius Medical Care AG & Co. KGaA	28,616	1,941,285
Fresenius SE & Co KGaA	15,483	1,376,235
		3,483,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Hotels, Restaurants & Leisure 0.0%†
TUI AG*	18,239	$93,770

Household Products 0.1%
Henkel AG & Co. KGaA	17,298	758,128

Industrial Conglomerates 0.8%
Siemens AG REG	112,501	10,121,763

Insurance 0.7%
Allianz SE REG	61,974	5,808,777
Hannover Rueckversicherung AG REG	8,469	382,897
Muenchener Rueckversicherungs AG REG	25,712	3,193,348
		9,385,022

Internet Software & Services 0.0%†
United Internet AG REG	16,421	277,587

Machinery 0.1%
GEA Group AG	24,448	570,683
MAN SE	8,407	651,680
		1,222,363

Media 0.1%
Axel Springer AG	5,260	181,039
Kabel Deutschland Holding AG*	11,894	637,695
		818,734

Metals & Mining 0.1%
Salzgitter AG	5,757	276,297
ThyssenKrupp AG	52,514	1,290,342
		1,566,639

Multi-Utilities 0.2%
RWE AG	57,156	2,108,382

Personal Products 0.1%
Beiersdorf AG	13,384	716,171

Pharmaceuticals 0.6%
Bayer AG REG	113,312	6,252,993
Merck KGaA	9,047	741,027
		6,994,020

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	147,095	1,085,354

Software 0.5%
SAP AG	125,737	6,397,785

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	28,633	1,742,489

Trading Companies & Distributors 0.0%†
Brenntag AG	4,687	406,595

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,144	302,896
		90,664,790

GREECE 0.1%

Beverages 0.0%†
Coca Cola Hellenic Bottling Co. SA*	25,655	452,159

Commercial Banks 0.1%
Alpha Bank AE*	63,904	111,473
EFG Eurobank Ergasias SA*	44,375	54,314
National Bank of Greece SA*	133,858	484,282
		650,069

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	38,942	165,534

Electric Utilities 0.0%†
Public Power Corp. SA	15,396	122,289

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	32,872	331,550
		1,721,601

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Resolution Ltd.	205,278	786,598

HONG KONG 2.6%

Airlines 0.0%†
Cathay Pacific Airways Ltd.(a)	155,000	252,965

Commercial Banks 0.3%
Bank of East Asia Ltd.(a)	216,140	663,822
BOC Hong Kong Holdings Ltd.	518,000	1,095,216
Hang Seng Bank Ltd.(a)	103,700	1,214,815
Wing Hang Bank Ltd.	22,500	181,602
		3,155,455

Distributors 0.1%
Li & Fung Ltd.	769,600	1,284,141

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)	140,700	2,040,971

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	560,000	208,274

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	63,000	367,031
CLP Holdings Ltd.	265,000	2,387,441
Power Assets Holdings Ltd.	188,500	1,442,197
		4,196,669

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	646,077	1,454,262

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.*(a)	174,000	252,798
Shangri-La Asia Ltd.	182,833	349,565
SJM Holdings Ltd.	231,000	408,081
		1,010,444

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	292,000	$2,160,930
NWS Holdings Ltd.	189,500	250,738
		2,411,668

Insurance 0.3%
AIA Group Ltd.	1,158,400	3,280,520

Marine 0.0%†
Orient Overseas International Ltd.	29,000	115,860

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	77,899	197,628

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	299,500	946,241

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	190,000	2,059,719
Hang Lung Group Ltd.(a)	123,000	626,722
Hang Lung Properties Ltd.	330,000	981,858
Henderson Land Development Co., Ltd.	132,000	592,627
Hopewell Holdings Ltd.(a)	75,511	216,659
Hysan Development Co., Ltd.	79,000	239,339
Kerry Properties Ltd.	104,000	331,952
New World Development Ltd.	342,130	327,138
Sino Land Co., Ltd.(a)	370,000	488,625
Sun Hung Kai Properties Ltd.	193,000	2,214,098
Swire Pacific Ltd., Class A	97,500	1,001,801
Wharf Holdings Ltd.	203,500	1,004,002
Wheelock & Co., Ltd.	128,000	378,717
		10,463,257

Road & Rail 0.1%
MTR Corp.(a)	202,500	606,137

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	26,200	255,745

Specialty Retail 0.0%†
Esprit Holdings Ltd.	155,982	188,909

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	105,500	272,853

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	537,945	536,690
		32,878,689

IRELAND 0.7%

Airlines 0.0%†
Ryanair Holdings PLC, ADR*	11,422	178,454

Commercial Banks 0.0%†
Anglo Irish Bank Corp., Ltd.*(b)	62,537	0

Construction Materials 0.1%
CRH PLC	97,712	1,510,123
James Hardie Industries SE, CDI*	61,226	334,782
		1,844,905

Food Products 0.1%
Kerry Group PLC, Class A	19,659	687,584

Media 0.1%
WPP PLC	172,984	1,602,266

Pharmaceuticals 0.3%
Elan Corp., PLC*	69,820	740,081
Shire PLC	77,439	2,414,903
		3,154 ,984

Professional Services 0.1%
Experian PLC	136,966	1,537,533
		9,005,726

ISRAEL 0.6%

Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,235	125,965

Chemicals 0.1%
Israel Chemicals Ltd.	56,004	637,790
Israel Corp., Ltd. (The)	281	179,933
Makhteshim-Agan Industries Ltd.*	32,121	175,942
		993,665

Commercial Banks 0.1%
Bank Hapoalim BM	133,649	461,446
Bank Leumi Le-Israel BM	148,569	455,163
Israel Discount Bank Ltd., Class A*	99,824	146,419
Mizrahi Tefahot Bank Ltd.	16,479	135,365
		1,198,393

Diversified Telecommunication Services 0.0%†
Bezeq Israeli Telecommunication Corp., Ltd.	219,764	411,205

Industrial Conglomerates 0.0%†
Delek Group Ltd.	589	89,297

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	118,502	4,390,520

Software 0.0%†
NICE Systems Ltd.*	7,616	229,201

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	6,410	130,862
Partner Communications Co., Ltd.	11,065	104,852
		235,714
		7,673,960

ITALY 2.2%

Aerospace & Defense 0.0%†
Finmeccanica SpA	56,661	392,050

Auto Components 0.0%†
Pirelli & C SpA	29,889	212,598

Automobiles 0.1%
Fiat SpA(a)	107,087	578,169

Capital Markets 0.0%†
Mediobanca SpA	72,338	567,903

Commercial Banks 0.4%
Banca Carige SpA(a)	95,936	185,537
Banca Monte dei Paschi di Siena SpA	600,980	333,751
Banco Popolare Societa Cooperativa	246,904	408,234
Intesa Sanpaolo SpA	1,377,129	2,159,673
Intesa Sanpaolo SpA - RSP	117,329	150,819
UniCredit SpA	1,843,457	1,954,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)

Commercial Banks (continued)
Unione di Banche Italiane SCPA	111,216	$411,719
		5,604,481

Diversified Financial Services 0.0%†
Exor SpA	8,279	162,047

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,279,263	1,389,933
Telecom Italia SpA-RSP	843,698	820,521
		2,210,454

Electric Utilities 0.4%
Enel SpA	900,902	3,976,774
Terna Rete Elettrica Nazionale SpA	168,847	626,128
		4,602,902

Electrical Equipment 0.0%†
Prysmian SpA	28,551	375,085

Energy Equipment & Services 0.1%
Saipem SpA	35,999	1,263,470

Food Products 0.0%†
Parmalat SpA(a)	42,861	90,497

Gas Utilities 0.1%
Snam Rete Gas SpA	216,533	999,649

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA	17,025	171,181

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	245,011	558,211

Insurance 0.2%
Assicurazioni Generali SpA(a)	159,829	2,531,087

Machinery 0.1%
Fiat Industrial SpA*	102,043	762,487

Media 0.0%†
Mediaset SpA(a)	101,681	320,254

Multi-Utilities 0.0%†
A2A SpA(a)	137,390	170,917

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	329,131	5,790,313

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	16,338	415,235

Transportation Infrastructure 0.1%
Atlantia SpA(a)	44,124	634,436
		28,413,426

JAPAN 22.8%

Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	53,500	975,373

Airlines 0.0%†
All Nippon Airways Co., Ltd.(a)	117,000	366,173

Auto Components 0.6%
Aisin Seiki Co., Ltd.	25,600	852,363
Bridgestone Corp.	89,200	2,023,919
Denso Corp.	66,800	2,147,428
Koito Manufacturing Co., Ltd.	12,000	189,842
NGK Spark Plug Co., Ltd.	23,000	312,580
NHK Spring Co., Ltd.	21,000	185,552
NOK Corp.	15,300	276,799
Stanley Electric Co., Ltd.	20,300	306,752
Sumitomo Rubber Industries Ltd.	23,900	305,596
Toyoda Gosei Co., Ltd.(a)	8,600	163,746
Toyota Boshoku Corp.(a)	10,200	145,766
Toyota Industries Corp.	25,100	732,026
		7,642,369

Automobiles 2.1%
Daihatsu Motor Co., Ltd.	27,000	489,918
Fuji Heavy Industries Ltd.	82,000	481,463
Honda Motor Co., Ltd.(a)	223,300	6,541,542
Isuzu Motors Ltd.	166,000	713,160
Mazda Motor Corp.*(a)	211,900	428,620
Mitsubishi Motors Corp.*	543,000	719,694
Nissan Motor Co., Ltd.	340,600	3,013,642
Suzuki Motor Corp.	45,300	998,545
Toyota Motor Corp.	377,700	12,947,249
Yamaha Motor Co., Ltd.*	39,200	517,526
		26,851,359

Beverages 0.2%
Asahi Group Holdings Ltd.	52,300	1,108,204
Coca-Cola West Co., Ltd.	8,200	157,292
Kirin Holdings Co., Ltd.	110,000	1,438,807
		2,704,303

Building Products 0.3%
Asahi Glass Co., Ltd.	136,000	1,327,798
Daikin Industries Ltd.(a)	31,400	899,369
JS Group Corp.	35,800	1,002,216
Nippon Sheet Glass Co., Ltd.	128,000	286,378
TOTO Ltd.(a)	41,000	361,646
		3,877,407

Capital Markets 0.2%
Daiwa Securities Group, Inc.(a)	232,400	867,841
Nomura Holdings, Inc.	483,900	1,764,740
SBI Holdings, Inc.	3,139	271,235
		2,903,816

Chemicals 1.0%
Air Water, Inc.	18,000	222,487
Asahi Kasei Corp.	170,000	1,018,834
Daicel Chemical Industries Ltd.(a)	41,000	233,413
Denki Kagaku Kogyo KK	61,000	232,568
Hitachi Chemical Co., Ltd.	13,800	227,831
JSR Corp.(a)	25,100	431,864
Kaneka Corp.	36,000	203,648
Kansai Paint Co., Ltd.(a)	27,000	258,734
Kuraray Co., Ltd.(a)	48,200	657,356
Mitsubishi Chemical Holdings Corp.(a)	184,000	1,247,848
Mitsubishi Gas Chemical Co., Inc.	56,000	343,784
Mitsui Chemicals, Inc.(a)	114,000	381,307
Nitto Denko Corp.	23,100	909,139
Shin-Etsu Chemical Co., Ltd.	56,300	2,761,719
Showa Denko KK	210,000	414,536
Sumitomo Chemical Co., Ltd.(a)	209,000	806,434
Taiyo Nippon Sanso Corp.	37,000	257,613
Teijin Ltd.	131,000	470,938
Toray Industries, Inc.(a)	200,000	1,400,629
Tosoh Corp.(a)	65,000	203,679
Ube Industries Ltd.	141,000	468,578
		13,152,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Commercial Banks 2.2%
Aozora Bank Ltd.(a)	78,000	$179,588
Bank of Kyoto Ltd. (The)(a)	42,000	373,943
Bank of Yokohama Ltd. (The)	164,000	822,412
Chiba Bank Ltd. (The)(a)	101,000	700,530
Chugoku Bank Ltd. (The)(a)	23,000	338,711
Fukuoka Financial Group, Inc.(a)	108,000	451,892
Gunma Bank Ltd. (The)	54,000	300,988
Hachijuni Bank Ltd. (The)	60,000	367,543
Hiroshima Bank Ltd. (The)(a)	66,000	326,660
Hokuhoku Financial Group, Inc.	178,000	388,922
Iyo Bank Ltd. (The)(a)	35,000	357,087
Joyo Bank Ltd. (The)	91,000	423,356
Mitsubishi UFJ Financial Group, Inc.	1,741,567	7,993,190
Mizuho Financial Group, Inc.(a)	3,118,824	4,567,160
Nishi-Nippon City Bank Ltd. (The)	87,000	267,365
Resona Holdings, Inc.	255,800	1,220,455
Seven Bank Ltd.	63	122,962
Shinsei Bank Ltd.	193,000	216,932
Shizuoka Bank Ltd. (The)	81,000	848,659
Sumitomo Mitsui Financial Group, Inc.(a)	183,653	5,174,531
Sumitomo Mitsui Trust Holdings, Inc.	424,400	1,404,719
Suruga Bank Ltd.	25,000	243,556
Yamaguchi Financial Group, Inc.	28,000	282,987
		27,374,148

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.(a)	78,000	806,608
Secom Co., Ltd.	28,500	1,374,629
Toppan Printing Co., Ltd.(a)	78,000	568,098
		2,749,335

Computers & Peripherals 0.4%
Fujitsu Ltd.	252,000	1,188,394
NEC Corp.*	365,000	741,511
Seiko Epson Corp.(a)	19,000	241,772
Toshiba Corp.	551,000	2,247,777
		4,419,454

Construction & Engineering 0.2%
Chiyoda Corp.	23,000	224,231
JGC Corp.	29,000	709,174
Kajima Corp.(a)	110,000	361,025
Kinden Corp.	19,000	164,278
Obayashi Corp.	91,000	449,492
Shimizu Corp.	83,000	364,306
Taisei Corp.(a)	132,000	363,397
		2,635,903

Consumer Finance 0.0%†
Aeon Credit Service Co., Ltd.(a)	11,200	172,304
Credit Saison Co., Ltd.	20,800	401,041
		573,345

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	21,200	320,835

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,700	429,711

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,320	332,130
ORIX Corp.	14,150	1,110,598
		1,442,728

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	65,564	3,141,050

Electric Utilities 0.6%
Chubu Electric Power Co., Inc.	93,300	1,747,430
Chugoku Electric Power Co., Inc. (The)(a)	41,600	731,684
Hokkaido Electric Power Co., Inc.	26,200	386,208
Hokuriku Electric Power Co.	22,200	409,629
Kansai Electric Power Co., Inc. (The)(a)	102,800	1,776,525
Kyushu Electric Power Co., Inc.	56,400	906,793
Shikoku Electric Power Co., Inc.(a)	25,500	701,029
Tohoku Electric Power Co., Inc.	63,400	878,373
Tokyo Electric Power Co., Inc. (The)*	202,500	612,188
		8,149,859

Electrical Equipment 0.5%
FUJI ELECTRIC Co., Ltd.(a)	72,000	186,383
Furukawa Electric Co., Ltd.(a)	78,000	212,432
GS Yuasa Corp.(a)	50,000	234,455
Mabuchi Motor Co., Ltd.	2,900	134,688
Mitsubishi Electric Corp.	264,000	2,338,477
Nidec Corp.(a)	14,700	1,183,891
Sumitomo Electric Industries Ltd.	102,200	1,200,277
Ushio, Inc.	15,300	232,930
		5,723,533

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	33,400	166,304
FUJIFILM Holdings Corp.(a)	63,100	1,466,476
Hamamatsu Photonics KK	9,400	378,879
Hirose Electric Co., Ltd.(a)	4,500	418,334
Hitachi High-Technologies Corp.	9,400	188,630
Hitachi Ltd.(a)	619,000	3,072,757
HOYA Corp.(a)	59,100	1,370,207
Ibiden Co., Ltd.(a)	17,100	361,358
Keyence Corp.	5,710	1,562,565
Kyocera Corp.	20,900	1,747,568
Murata Manufacturing Co., Ltd.	27,600	1,498,521
Nippon Electric Glass Co., Ltd.	55,500	504,328
Omron Corp.(a)	28,500	559,698
Shimadzu Corp.(a)	30,000	253,064
TDK Corp.(a)	17,200	599,997
Yaskawa Electric Corp.(a)	28,000	211,094
Yokogawa Electric Corp.*(a)	30,700	290,398
		14,650,178

Food & Staples Retailing 0.4%
AEON Co., Ltd.	81,100	1,097,012
FamilyMart Co., Ltd.	8,900	339,914
Lawson, Inc.(a)	8,400	475,483
Seven & I Holdings Co., Ltd.	103,200	2,892,707
		4,805,116

Food Products 0.3%
Ajinomoto Co., Inc.(a)	89,000	1,051,346
Kikkoman Corp.	20,000	228,496
MEIJI Holdings Co., Ltd.(a)	9,040	428,976

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Food Products (continued)
Nippon Meat Packers, Inc.	22,000	$285,897
Nisshin Seifun Group, Inc.	24,000	313,287
Nissin Foods Holdings Co., Ltd.(a)	7,700	309,821
Toyo Suisan Kaisha Ltd.	12,000	329,099
Yakult Honsha Co., Ltd.(a)	13,500	421,214
Yamazaki Baking Co., Ltd.	15,000	227,467

		3,595,603

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	253,000	1,051,119
Toho Gas Co., Ltd.(a)	58,000	380,672
Tokyo Gas Co., Ltd.	348,000	1,616,396

		3,048,187

Health Care Equipment & Supplies 0.2%
Olympus Corp.(a)	29,100	898,138
Sysmex Corp.(a)	10,400	374,183
Terumo Corp.	22,800	1,186,610

		2,458,931

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	5,100	213,231
Medipal Holdings Corp.	20,600	208,660
Miraca Holdings, Inc.	7,800	342,839
Suzuken Co., Ltd.	10,200	274,346

		1,039,076

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	9,326	248,738
Oriental Land Co., Ltd.(a)	6,600	704,167

		952,905

Household Durables 0.7%
Casio Computer Co., Ltd.(a)	33,300	210,839
Panasonic Corp.	302,400	2,922,768
Rinnai Corp.	4,300	358,986
Sekisui Chemical Co., Ltd.(a)	61,000	512,848
Sekisui House Ltd.	80,000	749,627
Sharp Corp.(a)	135,000	1,134,164
Sony Corp.(a)	137,700	2,635,851

		8,525,083

Household Products 0.1%
Unicharm Corp.(a)	15,900	762,620

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.(a)	16,300	481,662

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.(a)	4,200	188,957
Nomura Research Institute Ltd.(a)	14,200	324,372
NTT Data Corp.	177	546,302
Otsuka Corp.	2,400	165,434

		1,225,065

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,222	1,263,130
MS&AD Insurance Group Holdings	77,941	1,695,816
NKSJ Holdings, Inc.	47,150	1,046,700
Sony Financial Holdings, Inc.	24,400	372,532
T&D Holdings, Inc.	73,000	687,769
Tokio Marine Holdings, Inc.	99,000	2,508,956

		7,574,903

Internet & Catalog Retail 0.1%
Rakuten, Inc.	981	1,142,910

Internet Software & Services 0.1%
Dena Co., Ltd.(a)	13,700	573,913
Gree, Inc.(a)	12,900	393,416
Yahoo! Japan Corp.	2,036	632,349

		1,599,678

Leisure Equipment & Products 0.3%
Namco Bandai Holdings, Inc.(a)	26,000	352,142
Nikon Corp.(a)	46,000	1,085,093
Sankyo Co., Ltd.(a)	7,500	405,827
Sega Sammy Holdings, Inc.	29,800	695,257
Shimano, Inc.	10,500	555,776
Yamaha Corp.(a)	22,900	247,798

		3,341,893

Machinery 1.3%
Amada Co., Ltd.	51,000	335,478
FANUC Corp.	26,200	3,608,943
Hino Motors Ltd.(a)	35,000	208,242
Hitachi Construction Machinery Co., Ltd.(a)	13,700	229,380
IHI Corp.	185,000	407,856
Japan Steel Works Ltd. (The)(a)	44,000	262,458
JTEKT Corp.	31,100	372,143
Kawasaki Heavy Industries Ltd.	199,000	507,467
Komatsu Ltd.(a)	129,700	2,796,340
Kubota Corp.(a)	157,000	1,280,345
Kurita Water Industries Ltd.(a)	14,600	409,282
Makita Corp.	15,700	558,806
Minebea Co., Ltd.	43,000	144,356
Mitsubishi Heavy Industries Ltd.(a)	415,000	1,750,305
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	89,000	149,460
Nabtesco Corp.(a)	13,600	257,048
NGK Insulators Ltd.(a)	35,000	526,660
NSK Ltd.(a)	62,000	455,636
NTN Corp.	68,000	318,903
SMC Corp.(a)	7,200	1,052,368
Sumitomo Heavy Industries Ltd.	78,000	398,880
THK Co., Ltd.	16,900	281,229

		16,311,585

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.(a)	106,000	220,442
Mitsui OSK Lines Ltd.	160,000	616,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Marine (continued)
Nippon Yusen KK(a)	214,000	$580,459
		1,417,364

Media 0.1%
Dentsu, Inc.(a)	24,001	760,413
Hakuhodo DY Holdings, Inc.(a)	2,780	161,276
Jupiter Telecommunications Co., Ltd.	230	248,863
Toho Co., Ltd.	15,900	277,724
		1,448,276

Metals & Mining 0.6%
Daido Steel Co., Ltd.(a)	37,000	221,289
Hitachi Metals Ltd.(a)	24,000	276,365
JFE Holdings, Inc.	62,500	1,261,640
Kobe Steel Ltd.	349,000	582,562
Maruichi Steel Tube Ltd.	6,400	151,127
Mitsubishi Materials Corp.	144,000	350,645
Nippon Steel Corp.(a)	701,000	2,010,534
Nisshin Steel Co., Ltd.	86,000	153,495
Sumitomo Metal Industries Ltd.	471,000	976,227
Sumitomo Metal Mining Co., Ltd.(a)	70,000	926,818
Yamato Kogyo Co., Ltd.(a)	5,500	144,258
		7,054,960

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	52,460	530,953
J. Front Retailing Co., Ltd.	67,400	319,905
Marui Group Co., Ltd.	31,200	234,579
Takashimaya Co., Ltd.	35,000	255,245
		1,340,682

Office Electronics 0.7%
Brother Industries Ltd.(a)	30,800	361,859
Canon, Inc.	155,200	7,047,018
Konica Minolta Holdings, Inc.(a)	67,000	459,400
Ricoh Co., Ltd.(a)	94,000	787,842
		8,656,119

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.	85,000	210,383
Idemitsu Kosan Co., Ltd.(a)	3,100	277,703
INPEX Corp.	300	1,842,329
Japan Petroleum Exploration Co.	3,900	141,765
JX Holdings, Inc.	307,389	1,725,278
Showa Shell Sekiyu KK	23,800	169,536
TonenGeneral Sekiyu KK	40,000	459,618
		4,826,612

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.(a)	13,800	367,414
OJI Paper Co., Ltd.(a)	111,000	608,815
		976,229

Personal Products 0.2%
Kao Corp.	72,100	2,008,298
Shiseido Co., Ltd.	48,300	936,710
		2,945,008

Pharmaceuticals 1.3%
Astellas Pharma, Inc.(a)	61,100	2,306,337
Chugai Pharmaceutical Co., Ltd.	31,300	530,237
Daiichi Sankyo Co., Ltd.	92,400	1,926,216
Dainippon Sumitomo Pharma Co., Ltd.(a)	20,700	227,497
Eisai Co., Ltd.(a)	35,300	1,424,303
Hisamitsu Pharmaceutical Co., Inc.	8,900	427,636
Kyowa Hakko Kirin Co., Ltd.	37,000	412,536
Mitsubishi Tanabe Pharma Corp.	31,400	583,772
Ono Pharmaceutical Co., Ltd.(a)	11,500	686,142
Otsuka Holdings Co., Ltd.	35,100	961,608
Santen Pharmaceutical Co., Ltd.	10,400	437,095
Shionogi & Co., Ltd.(a)	41,800	618,449
Taisho Pharmaceutical Co., Ltd.(b)	15,000	368,339
Takeda Pharmaceutical Co., Ltd.(a)	108,600	5,150,708
Tsumura & Co.	8,400	267,824
		16,328,699

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.(a)	83	213,130
Japan Real Estate Investment Corp.	60	586,596
Japan Retail Fund Investment Corp.	263	422,852
Nippon Building Fund, Inc.	76	786,775
Nomura Real Estate Office Fund, Inc.	39	237,831
		2,247,184

Real Estate Management & Development 0.6%
Aeon Mall Co., Ltd.	8,900	203,294
Daito Trust Construction Co., Ltd.(a)	9,600	880,120
Daiwa House Industry Co., Ltd.	63,000	806,673
Mitsubishi Estate Co., Ltd.	172,000	2,789,946
Mitsui Fudosan Co., Ltd.	114,000	1,800,880
Nomura Real Estate Holdings, Inc.	12,700	192,141
NTT Urban Development Corp.(a)	126	91,562
Sumitomo Realty & Development Co., Ltd.	49,000	941,929
Tokyu Land Corp.	61,000	219,247
		7,925,792

Road & Rail 0.8%
Central Japan Railway Co.	206	1,797,721
East Japan Railway Co.	46,476	2,817,683
Keikyu Corp(a)	65,000	600,098
Keio Corp.(a)	81,000	579,490
Keisei Electric Railway Co., Ltd.(a)	39,000	264,452
Kintetsu Corp.(a)	217,000	818,159
Nippon Express Co., Ltd.	119,000	507,593
Odakyu Electric Railway Co., Ltd.(a)	87,000	826,951
Tobu Railway Co., Ltd.(a)	143,000	673,581
Tokyu Corp.(a)	151,000	758,801

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Road & Rail (continued)
West Japan Railway Co.	22,800	$977,345
		10,621,874

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.(a)	21,100	227,441
Elpida Memory, Inc.*(a)	32,400	202,650
Rohm Co., Ltd.	13,500	704,225
Sumco Corp.*	14,100	131,673
Tokyo Electron Ltd.	23,100	1,047,811
		2,313,800

Software 0.3%
Konami Corp.(a)	13,100	439,790
Nintendo Co., Ltd.(a)	13,500	1,983,658
Oracle Corp. Japan	5,200	183,071
Square Enix Holdings Co., Ltd.	8,000	144,056
Trend Micro, Inc.	14,700	459,745
		3,210,320

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	138,385
Fast Retailing Co., Ltd.	7,100	1,271,589
Nitori Holdings Co., Ltd.	5,300	533,495
Shimamura Co., Ltd.	2,900	304,005
USS Co., Ltd.	2,860	243,177
Yamada Denki Co., Ltd.	11,500	799,816
		3,290,467

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	286,742

Tobacco 0.2%
Japan Tobacco, Inc.	616	2,881,376

Trading Companies & Distributors 1.1%
ITOCHU Corp.(a)	205,400	1,962,767
Marubeni Corp.	223,000	1,245,224
Mitsubishi Corp.	191,900	3,907,015
Mitsui & Co., Ltd.(a)	237,400	3,438,804
Sojitz Corp.(a)	178,500	326,102
Sumitomo Corp.(a)	153,500	1,899,342
Toyota Tsusho Corp.	29,700	508,123
		13,287,377

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	303,486
Mitsubishi Logistics Corp.	14,000	150,850
		454,336

Wireless Telecommunication Services 0.8%
KDDI Corp.	399	2,746,860
NTT DoCoMo, Inc.(a)	2,094	3,815,371
Softbank Corp.	118,500	3,467,317
		10,029,548
		288,491,800
JERSEY, CHANNEL ISLANDS 0.1%

Metals & Mining 0.1%
Randgold Resources Ltd.	12,332	1,197,882

LUXEMBOURG 0.4%

Energy Equipment & Services 0.1%
Tenaris SA	63,036	794,035

Media 0.1%
SES SA, FDR	40,313	981,032

Metals & Mining 0.1%
ArcelorMittal	117,828	1,882,515

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA,, SDR	10,295	1,025,914
		4,683,496

MACAU 0.1%

Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.*(a)	337,900	790,577
Wynn Macau Ltd.(a)	218,000	515,529
		1,306,106

MAURITIUS 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC*	47,523	184,114

MEXICO 0.0%†

Metals & Mining 0.0%†
Fresnillo PLC	23,417	572,477

NETHERLANDS 4.7%

Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	55,835	1,569,459

Air Freight & Logistics 0.1%
PostNL NV	43,351	189,626
TNT Express NV	49,327	344,902
		534,528

Beverages 0.2%
Heineken Holding NV	16,130	622,493
Heineken NV	35,419	1,591,560
		2,214,053

Chemicals 0.2%
Akzo Nobel NV	31,586	1,393,810
Koninklijke DSM NV	21,591	938,747
		2,332,557

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	9,110	280,208

Diversified Financial Services 0.3%
ING Groep NV, CVA*	524,719	3,701,293

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	210,017	2,766,141

Energy Equipment & Services 0.1%
Fugro NV, CVA	9,552	481,721
SBM Offshore NV	23,614	409,277
		890,998

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	159,330	1,873,749

Food Products 0.6%
Unilever NV, CVA	223,357	7,070,004

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	138,341	2,482,109

Insurance 0.1%
Aegon NV*	240,629	975,361
Delta Lloyd NV	13,426	211,873
		1,187,234

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,717	454,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
Media 0.1%
Reed Elsevier NV	92,748	$1,019,906
Wolters Kluwer NV	41,814	678,583
		1,698,489

Oil, Gas & Consumable Fuels 2.1%
Royal Dutch Shell PLC, Class A	861,973	26,712,802

Professional Services 0.0%†
Randstad Holding NV	16,748	533,938

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,433	388,566

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	59,251	2,048,807

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,844	470,489
		59,209,829

NEW ZEALAND 0.1%

Construction Materials 0.0%†
Fletcher Building Ltd.	88,365	516,817

Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	269,465	535,620

Electric Utilities 0.0%†
Contact Energy Ltd.*	53,640	221,587

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	81,319	205,795

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	140,548	244,300
		1,724,119

NORWAY 0.7%

Chemicals 0.1%
Yara International ASA	26,535	1,012,328

Commercial Banks 0.1%
DnB NOR ASA	132,973	1,325,231

Diversified Telecommunication Services 0.1%
Telenor ASA	101,950	1,572,397

Energy Equipment & Services 0.0%†
Aker Solutions ASA	20,496	196,338

Industrial Conglomerates 0.1%
Orkla ASA	108,043	821,257

Insurance 0.0%†
Gjensidige Forsikring ASA(a)	28,001	289,087

Metals & Mining 0.0%†
Norsk Hydro ASA	130,353	591,236

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	153,479	3,293,333

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp., ASA*(a)	58,657	51,308
		9,152,515

PORTUGAL 0.2%

Commercial Banks 0.0%†
Banco Comercial Portugues SA, Class R*	398,008	102,990
Banco Espirito Santo SA REG(a)	69,862	185,035
		288,025

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS, SA	28,296	188,956

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS, SA REG	88,904	653,174

Electric Utilities 0.1%
EDP - Energias de Portugal SA	254,743	784,606

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS, SA	30,837	481,563

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS, SA, Class B	32,391	591,525
		2,987,849

SINGAPORE 1.6%

Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	455,542

Airlines 0.1%
Singapore Airlines Ltd.	74,866	648,185

Commercial Banks 0.5%
DBS Group Holdings Ltd.	237,500	2,129,675
Oversea-Chinese Banking Corp., Ltd.	343,000	2,113,975
United Overseas Bank Ltd.	172,000	2,211,710
		6,455,360

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	15,000	476,639

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	120,000	603,179

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,090,850	2,629,526

Food & Staples Retailing 0.0%†
Olam International Ltd.	189,600	323,089

Food Products 0.1%
Golden Agri-Resources Ltd.	942,612	436,210
Wilmar International Ltd.	259,294	1,031,800
		1,468,010

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*(a)	819,296	951,318

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	127,745	560,749
Keppel Corp., Ltd.	192,400	1,128,283
SembCorp Industries Ltd.	139,000	358,765
		2,047,797

Machinery 0.0%†
COSCO Corp. Singapore Ltd.(a)	130,000	90,694
SembCorp Marine Ltd.(a)	119,800	293,335
		384,029

Marine 0.0%†
Neptune Orient Lines Ltd.(a)	124,749	102,851

Media 0.0%†
Singapore Press Holdings Ltd.	193,000	551,830

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	254,466	392,395

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)

Real Estate Investment Trusts (REITs) (continued)
CapitaMall Trust	269,200	$373,320
		765,715

Real Estate Management & Development 0.2%
CapitaLand Ltd.	359,097	670,006
CapitaMalls Asia Ltd.	199,300	183,665
City Developments Ltd.	70,000	507,526
Global Logistic Properties Ltd.*	267,000	334,826
Keppel Land Ltd.	106,538	208,096
UOL Group Ltd.	60,000	189,100
		2,093,219

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	266,000	264,130

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U(a)	732,000	488,621

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	177,094
		20,886,134

SPAIN 3.4%

Biotechnology 0.0%†
Grifols SA*(a)	19,574	365,024

Commercial Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA(a)	591,326	4,895,975
Banco de Sabadell SA	155,686	555,883
Banco Popular Espanol SA(a)	135,960	627,250
Banco Santander SA	1,154,657	9,440,355
Bankia SA*(a)	121,286	595,374
Bankinter SA(a)	30,768	167,103
CaixaBank(a)	102,917	450,898
		16,732,838

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA(a)	18,745	660,584
Ferrovial SA(a)	47,971	546,857
Fomento de Construcciones y Contratas SA(a)	6,042	148,961
		1,356,402

Diversified Telecommunication Services 0.9%
Telefonica SA	562,309	10,776,538

Electric Utilities 0.4%
Acciona SA	3,559	300,027
Iberdrola SA	540,104	3,651,589
Red Electrica Corp., SA	14,288	651,088
		4,602,704

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA*	82,820	329,768

Gas Utilities 0.1%
Enagas SA	25,068	460,710
Gas Natural SDG, SA	42,881	729,195
		1,189,905

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	31,971	174,092

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	38,291	611,768
Indra Sistemas SA(a)	14,096	202,652
		814,420

Insurance 0.0%†
Mapfre SA(a)	107,583	332,197

Machinery 0.0%†
Zardoya Otis SA	18,453	234,575

Media 0.0%†
Mediaset Espana Comunicacion SA	18,670	106,133

Metals & Mining 0.0%†
Acerinox SA(a)	12,422	139,595

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	108,625	2,867,569

Specialty Retail 0.2%
Industria de Diseno Textil SA	29,996	2,560,617

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA(a)	51,788	796,449
		43,378,826

SWEDEN 2.8%

Building Products 0.1%
Assa Abloy AB, Class B	42,174	867,708

Capital Markets 0.0%†
Ratos AB, Class B	27,367	314,174

Commercial Banks 0.5%
Nordea Bank AB	360,679	2,919,022
Skandinaviska Enskilda Banken AB, Class A	190,597	1,024,578
Svenska Handelsbanken AB, Class A	66,996	1,704,790
Swedbank AB	109,982	1,214,328
		6,862,718

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,457	323,370

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	412,159	3,957,556

Construction & Engineering 0.1%
Skanska AB, Class B	55,990	775,097

Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,623	184,525
Investor AB, Class B	63,771	1,122,215
Kinnevik Investment AB, Class B	28,791	532,731
		1,839,471

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	44,386	803,942
TeliaSonera AB	297,142	1,959,059
		2,763,001

Electronic Equipment, Instruments & Components 0.0%†
Hexagon AB, Class B(a)	35,480	461,356

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	28,022	611,481

Household Durables 0.1%
Electrolux AB(a)	33,641	494,722

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)

Household Durables (continued)
Husqvarna AB, Class B(a)	65,210	$263,475
		758,197

Machinery 0.7%
Alfa Laval AB(a)	44,897	706,793
Atlas Copco AB, Class A	144,163	2,444,936
Sandvik AB	137,959	1,589,735
Scania AB, Class B	44,802	640,104
SKF AB, Class B	52,687	992,732
Volvo AB, Class B	188,564	1,852,412
		8,226,712

Media 0.0%†
Modern Times Group AB, Class B	6,937	277,978

Metals & Mining 0.0%†
Boliden AB	38,293	393,778
SSAB AB, Class A	20,549	152,417
		546,195

Paper & Forest Products 0.1%
Holmen AB, Class B(a)	6,950	172,646
Svenska Cellulosa AB, Class B	77,678	945,808
		1,118,454

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	140,494	4,206,650

Tobacco 0.1%
Swedish Match AB	28,641	945,189
		34,855,307

SWITZERLAND 8.9%

Biotechnology 0.0%†
Actelion Ltd. REG*	15,493	514,703

Building Products 0.1%
Geberit AG REG*	5,093	940,371

Capital Markets 0.9%
Credit Suisse Group AG REG*	156,355	4,090,438
GAM Holding AG*	28,997	362,945
Julius Baer Group Ltd.*	28,930	966,788
UBS AG REG*	498,596	5,703,226
		11,123,397

Chemicals 0.4%
Givaudan SA REG*	1,163	907,016
Sika AG	286	506,377
Syngenta AG REG*	12,978	3,372,567
		4,785,960

Construction Materials 0.1%
Holcim Ltd. REG*	33,529	1,779,312

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	260,067

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,167	1,288,436

Electrical Equipment 0.4%
ABB Ltd. REG*	300,051	5,132,636

Energy Equipment & Services 0.2%
Transocean Ltd.	43,650	2,104,560

Food Products 2.2%
Aryzta AG(a)	11,829	513,645
Lindt & Spruengli AG - Participation Certificate	125	363,620
Lindt & Spruengli AG REG(a)	14	483,601
Nestle SA REG	474,438	26,119,094
		27,479,960

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	6,879	624,165
Straumann Holding AG REG	1,049	164,142
		788,307

Insurance 0.6%
Baloise Holding AG REG	6,650	486,998
Swiss Life Holding AG REG*	4,267	467,959
Swiss Re AG*	48,161	2,259,274
Zurich Financial Services AG*	19,936	4,152,758
		7,366,989

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,039	424,129

Machinery 0.1%
Schindler Holding AG - Participation Certificate	6,448	683,512
Schindler Holding AG REG	3,015	328,630
Sulzer AG REG	3,380	347,347
		1,359,489

Marine 0.1%
Kuehne + Nagel International AG REG	7,226	810,995

Metals & Mining 0.3%
Glencore International PLC(a)	116,307	730,736
Xstrata PLC	283,797	3,583,701
		4,314,437

Pharmaceuticals 2.6%
Novartis AG REG	319,989	17,875,128
Roche Holding AG	96,318	15,556,526
		33,431,654

Professional Services 0.1%
Adecco SA REG*	17,621	694,523
SGS SA REG	742	1,127,249
		1,821,772

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	89,219	583,057

Textiles, Apparel & Luxury Goods 0.4%
Compagnie Financiere Richemont SA, Class A	71,568	3,188,022
Swatch Group AG (The)	4,208	1,384,533
Swatch Group AG (The) REG	6,078	362,257
		4,934,812

Trading Companies & Distributors 0.1%
Wolseley PLC	38,285	949,924
		112,194,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM 18.9%

Aerospace & Defense 0.4%
BAE Systems PLC	468,979	$1,936,959
Cobham PLC	159,362	431,378
Rolls-Royce Holdings PLC*	256,620	2,359,042
		4,727,379

Airlines 0.0%†
International Consolidated Airlines Group SA*	117,386	276,846

Auto Components 0.0%†
GKN PLC	217,442	590,407

Beverages 0.9%
Diageo PLC	343,099	6,541,739
SABMiller PLC	130,593	4,261,122
		10,802,861

Capital Markets 0.2%
3I Group PLC	135,904	395,101
ICAP PLC	78,558	500,737
Investec PLC	67,718	366,383
Man Group PLC	263,966	682,819
Schroders PLC	15,822	313,633
		2,258,673

Chemicals 0.1%
Johnson Matthey PLC	30,056	737,229

Commercial Banks 2.6%
Barclays PLC	1,584,050	3,884,657
HSBC Holdings PLC	2,439,741	18,686,709
Lloyds Banking Group PLC*	5,642,017	3,028,943
Royal Bank of Scotland Group PLC*	2,356,436	843,011
Standard Chartered PLC	325,672	6,497,474
		32,940,794

Commercial Services & Supplies 0.2%
Aggreko PLC	35,724	898,962
Babcock International Group PLC	50,267	512,499
G4S PLC	187,962	777,696
Serco Group PLC	69,079	546,477
		2,735,634

Construction & Engineering 0.0%†
Balfour Beatty PLC	89,066	352,311

Containers & Packaging 0.0%†
Rexam PLC	114,710	551,609

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	21,798	274,230

Diversified Telecommunication Services 0.3%
BT Group PLC	1,063,814	2,851,365
Inmarsat PLC	64,649	492,344
		3,343,709

Electric Utilities 0.2%
Scottish & Southern Energy PLC	128,642	2,581,475

Energy Equipment & Services 0.2%
Amec PLC	43,482	548,651
Petrofac Ltd.	34,251	633,553
Subsea 7 SA*	39,403	748,497
		1,930,701

Food & Staples Retailing 0.7%
J Sainsbury PLC	170,611	726,473
Tesco PLC	1,103,529	6,464,005
WM Morrison Supermarkets PLC	303,247	1,367,260
		8,557,738

Food Products 0.5%
Associated British Foods PLC	49,878	858,666
Unilever PLC	175,941	5,511,199
		6,369,865

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	120,618	1,085,006

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	24,410	760,876
Compass Group PLC	260,022	2,097,756
Intercontinental Hotels Group PLC	38,254	620,314
Tui Travel PLC	63,431	146,304
Whitbread PLC	24,804	608,207
		4,233,457

Household Products 0.3%
Reckitt Benckiser Group PLC	84,896	4,301,513

Independent Power Producers & Energy Traders 0.1%
International Power PLC	205,834	977,108

Industrial Conglomerates 0.1%
Smiths Group PLC	52,373	808,246

Insurance 0.8%
Admiral Group PLC	28,388	556,878
Aviva PLC	392,079	1,843,899
Legal & General Group PLC	796,187	1,189,122
Old Mutual PLC	750,416	1,217,667
Prudential PLC	349,022	2,997,416
RSA Insurance Group PLC	493,410	849,137
Standard Life PLC	313,561	970,371
		9,624,490

Machinery 0.1%
Invensys PLC	113,779	396,352
Weir Group PLC (The)	29,586	706,875
		1,103,227

Media 0.4%
British Sky Broadcasting Group PLC	155,779	1,604,391
ITV PLC*	517,276	473,118
Pearson PLC	111,334	1,963,834
Reed Elsevier PLC	165,159	1,264,459
		5,305,802

Metals & Mining 2.0%
Anglo American PLC	180,991	6,228,086
Antofagasta PLC	52,549	750,328
BHP Billiton PLC	292,585	7,816,096
Eurasian Natural Resources Corp. PLC	36,693	325,200
Kazakhmys PLC	30,457	372,063
Lonmin PLC	22,744	369,290
Rio Tinto PLC	195,051	8,650,148
Vedanta Resources PLC	17,238	293,020
		24,804,231

Multiline Retail 0.2%
Marks & Spencer Group PLC	214,097	1,042,556
Next PLC	24,307	952,951
		1,995,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Multi-Utilities 0.6%
Centrica PLC	708,624	$3,266,481
National Grid PLC	481,469	4,772,324
		8,038,805

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	464,180	8,883,764
BP PLC	2,584,254	15,494,354
Cairn Energy PLC*	187,064	811,304
Tullow Oil PLC	121,842	2,464,147
		27,653,569

Pharmaceuticals 1.8%
AstraZeneca PLC	189,415	8,406,137
GlaxoSmithKline PLC	707,543	14,600,208
		23,006,345

Professional Services 0.1%
Capita Group PLC (The)	82,303	901,439
Intertek Group PLC	21,175	609,008
		1,510,447

Real Estate Investment Trusts (REITs) 0.2%
British Land Co., PLC	112,729	830,347
Capital Shopping Centres Group PLC	78,255	396,806
Hammerson PLC	99,714	583,773
Land Securities Group PLC	104,251	1,036,107
Segro PLC	96,367	328,735
		3,175,768

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	184,019	1,573,664

Software 0.2%
Autonomy Corp. PLC*	31,345	1,240,161
Sage Group PLC (The)	185,167	734,375
		1,974,536

Specialty Retail 0.1%
Kingfisher PLC	320,721	1,231,542

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	58,899	1,069,564

Tobacco 1.3%
British American Tobacco PLC	272,338	11,499,554
Imperial Tobacco Group PLC	139,630	4,712,176
		16,211,730

Trading Companies & Distributors 0.0%†
Bunzl PLC	46,251	551,146

Water Utilities 0.1%
Severn Trent PLC	31,577	754,458
United Utilities Group PLC	91,327	884,018
		1,638,476

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	7,021,868	18,097,329
		239,002,969

UNITED STATES 0.1%

Health Care Equipment & Supplies 0.1%
Synthes, Inc.(c)	8,899	1,440,164
Total Common Stocks (cost $1,494,701,509)		1,246,126,868

Preferred Stocks 0.4%

	Shares	Market Value
GERMANY 0.4%(a)

Automobiles 0.3%
Bayerische Motoren Werke AG	6,751	$316,673
Porsche Automobil Holding SE	20,644	983,302
Volkswagen AG	19,780	2,610,334
		3,910,309

Household Products 0.1%
Henkel AG & Co. KGaA	24,215	1,287,564

Media 0.0%†
ProSiebenSat.1 Media AG	11,212	197,145

Multi-Utilities 0.0%†
RWE AG(a)	4,738	163,802
Total Preferred Stocks (cost $6,020,559)		5,558,820

Rights 0.0% †

	Number of Rights	Market Value
SPAIN 0.0%†

Commercial Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA 10/14/11*	605,398	$89,219
CaixaBank 10/14/11*	93,561	7,647
		96,866
Total Rights (cost $—)		96,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Mutual Fund 8.3%

	Shares	Market Value
Money Market Fund 8.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(d)	104,782,417	$104,782,417
Total Mutual Fund (cost $104,782,417)		104,782,417

Repurchase Agreement 8.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $107,114,013, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value of $109,255,873.(e)	$107,113,566	$107,113,566
Total Repurchase Agreement (cost $107,113,566)		107,113,566
Total Investments (cost $1,712,618,051) (f) — 115.5%		1,463,678,537
Liabilities in excess of other assets — (15.5%)		(196,840,953)
NET ASSETS — 100.0%		$1,266,837,584

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $100,815,956.
(b)	Fair Valued Security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $1,440,164 which represents 0.11% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2011.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011 was $107,113,566.
(f)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,738,487,761, tax unrealized appreciation and depreciation were $45,743,341 and $(320,552,565), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AE	Minimum Capital Public Traded Company
AG	Stock Corporation
AS	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
PPS	Price Protected Shares
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depositary Receipt
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

At September 30, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
178	DJ Euro Stoxx 50	12/16/11	$5,141,532	$238,514
7	E-Mini MSCI EAFE Index	12/16/11	471,310	(11,619)
60	FTSE 100 Index	12/16/11	4,762,875	(90,165)
21	SPI 200 Index	12/15/11	2,032,170	(45,544)
37	Topix Index	12/08/11	3,633,800	49,633

			$16,041,687	$140,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$8,420,451	$—	$8,420,451
Air Freight & Logistics	—	3,381,649	—	3,381,649
Airlines	154,500	2,318,069	—	2,472,569
Auto Components	—	10,994,610	—	10,994,610
Automobiles	—	37,751,242	—	37,751,242
Beverages	—	27,215,372	—	27,215,372
Biotechnology	—	2,932,447	—	2,932,447
Building Products	—	7,761,835	—	7,761,835
Capital Markets	—	22,583,875	—	22,583,875
Chemicals	—	44,702,737	—	44,702,737
Commercial Banks	—	145,985,969	—	145,985,969
Commercial Services & Supplies	—	7,921,088	—	7,921,088
Communications Equipment	—	7,767,124	—	7,767,124
Computers & Peripherals	—	4,419,454	—	4,419,454
Construction & Engineering	—	10,047,554	—	10,047,554
Construction Materials	—	6,495,544	—	6,495,544
Consumer Finance	—	573,345	—	573,345
Containers & Packaging	—	1,971,216	—	1,971,216
Distributors	—	1,760,780	—	1,760,780
Diversified Consumer Services	—	429,711	—	429,711
Diversified Financial Services	—	13,508,395	—	13,508,395
Diversified Telecommunication Services	—	48,556,252	—	48,556,252
Electric Utilities	—	33,452,111	—	33,452,111
Electrical Equipment	—	17,216,117	—	17,216,117
Electronic Equipment, Instruments & Components	—	15,268,539	—	15,268,539
Energy Equipment & Services	—	10,479,710	—	10,479,710
Food & Staples Retailing	—	30,272,220	—	30,272,220
Food Products	—	51,952,257	—	51,952,257
Gas Utilities	—	6,692,003	—	6,692,003
Health Care Equipment & Supplies	—	9,436,122	—	9,436,122
Health Care Providers & Services	—	5,422,926	—	5,422,926
Hotels, Restaurants & Leisure	—	12,080,400	—	12,080,400
Household Durables	—	9,283,280	—	9,283,280
Household Products	—	5,822,261	—	5,822,261
Independent Power Producers & Energy Traders	—	2,191,073	—	2,191,073
Industrial Conglomerates	—	19,041,837	—	19,041,837
Information Technology Services	—	3,475,594	—	3,475,594
Insurance	—	54,028,040	—	54,028,040
Internet & Catalog Retail	—	1,142,910	—	1,142,910
Internet Software & Services	—	1,877,265	—	1,877,265
Leisure Equipment & Products	—	3,341,893	—	3,341,893
Life Sciences Tools & Services	—	878,534	—	878,534
Machinery	—	32,713,625	—	32,713,625
Marine	—	3,923,680	—	3,923,680
Media	—	15,685,067	—	15,685,067
Metals & Mining	—	68,402,130	—	68,402,130
Multiline Retail	—	5,035,726	—	5,035,726

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

Asset Type	Level 1	Level 2	Level 3	Total
Multi-Utilities	$—	$17,479,852	$—	$17,479,852
Office Electronics	—	8,966,140	—	8,966,140
Oil, Gas & Consumable Fuels	—	91,667,600	—	91,667,600
Paper & Forest Products	—	3,356,254	—	3,356,254
Personal Products	—	6,877,882	—	6,877,882
Pharmaceuticals	—	104,053,518	—	104,053,518
Professional Services	—	5,953,541	—	5,953,541
Real Estate Investment Trusts (REITs)	—	17,732,688	—	17,732,688
Real Estate Management & Development	—	21,364,229	—	21,364,229
Road & Rail	—	13,254,604	—	13,254,604
Semiconductors & Semiconductor Equipment	—	7,911,735	—	7,911,735
Software	—	12,409,317	—	12,409,317
Specialty Retail	—	11,478,185	—	11,478,185
Textiles, Apparel & Luxury Goods	—	14,217,628	—	14,217,628
Tobacco	—	20,038,295	—	20,038,295
Trading Companies & Distributors	—	15,731,732	—	15,731,732
Transportation Infrastructure	—	5,453,942	—	5,453,942
Water Utilities	—	1,638,476	—	1,638,476
Wireless Telecommunication Services	—	29,772,711	—	29,772,711

Total Common Stocks	$154,500	$1,245,972,368	$—	$1,246,126,868

Futures Contracts	288,147	—	—	288,147
Mutual Fund	104,782,417	—	—	104,782,417
Preferred Stocks*	—	5,558,820	—	5,558,820
Repurchase Agreement	—	107,113,566	—	107,113,566
Rights*	—	96,866	—	96,866

Total Assets	$105,225,064	$1,358,741,620	$—	$1,463,966,684

Liabilities:
Futures Contracts	(147,328)	—	—	(147,328)

Total Liabilities	$(147,328)	$—	$—	$(147,328)

Total	$105,077,736	$1,358,741,620	$—	$1,463,819,356

* See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT International Index Fund

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Securities Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed-income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$288,147

Total		$288,147

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(147,328)

Total		$(147,328)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Large Cap Growth Fund

(Formerly, Oppenheimer NVIT Large Cap Growth Fund)

Common Stocks 96.0%

	Shares	Market Value
Aerospace & Defense 1.1%
Precision Castparts Corp.	90,400	$14,053,584

Auto Components 0.5%
Johnson Controls, Inc.	246,100	6,489,657

Beverages 4.4%
Coca-Cola Enterprises, Inc.	342,200	8,513,936
Dr Pepper Snapple Group, Inc.	371,000	14,387,380
PepsiCo, Inc.	527,600	32,658,440

		55,559,756

Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*	139,300	8,923,558
Biogen Idec, Inc.*	144,400	13,450,860
Vertex Pharmaceuticals, Inc.*	207,900	9,259,866

		31,634,284

Chemicals 2.7%
Air Products & Chemicals, Inc.	186,500	14,243,005
Eastman Chemical Co.	124,400	8,525,132
Monsanto Co.	179,500	10,777,180

		33,545,317

Commercial Banks 0.8%
Wells Fargo & Co.	417,400	10,067,688

Communications Equipment 3.6%
QUALCOMM, Inc.	770,700	37,479,141
Riverbed Technology, Inc.*	381,600	7,616,736

		45,095,877

Computers & Peripherals 9.0%
Apple, Inc.*	201,000	76,617,180
EMC Corp.*	761,800	15,990,182
NetApp, Inc.*	228,500	7,755,290
SanDisk Corp.*	320,100	12,916,035

		113,278,687

Consumer Finance 0.8%
Discover Financial Services	466,700	10,706,098

Diversified Financial Services 0.5%
IntercontinentalExchange, Inc.*	57,400	6,788,124

Electrical Equipment 1.3%
Cooper Industries PLC	359,100	16,561,692

Energy Equipment & Services 4.3%
Cameron International Corp.*	172,400	7,161,496
Ensco PLC, ADR-UK	279,100	11,284,013
Halliburton Co.	323,500	9,873,220
Schlumberger Ltd.	423,500	25,295,655

		53,614,384

Food & Staples Retailing 1.0%
Whole Foods Market, Inc.	191,600	12,513,396

Food Products 2.4%
ConAgra Foods, Inc.	650,900	15,764,798
Kraft Foods, Inc., Class A	442,400	14,855,792

		30,620,590

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	278,100	15,612,534
Covidien PLC	161,300	7,113,330
St. Jude Medical, Inc.	175,500	6,351,345

		29,077,209

Health Care Providers & Services 2.7%
Laboratory Corp of America Holdings*	98,800	7,810,140
McKesson Corp.	193,900	14,096,530
Omnicare, Inc.	475,700	12,097,051

		34,003,721

Hotels, Restaurants & Leisure 2.5%
Carnival Corp.	261,200	7,914,360
McDonald’s Corp.	272,500	23,930,950

		31,845,310

Household Durables 0.6%
Newell Rubbermaid, Inc.	653,500	7,757,045

Household Products 2.2%
Energizer Holdings, Inc.*	143,000	9,500,920
Procter & Gamble Co. (The)	286,500	18,101,070

		27,601,990

Industrial Conglomerates 2.0%
Danaher Corp.	449,900	18,868,806
General Electric Co.	444,200	6,769,608

		25,638,414

Information Technology Services 6.3%
International Business Machines Corp.	291,300	50,986,239
Paychex, Inc.	551,300	14,537,781
Teradata Corp.*	253,900	13,591,267

		79,115,287

Internet & Catalog Retail 3.7%
Amazon.com, Inc.*	155,700	33,667,011
priceline.com, Inc.*	28,600	12,854,556

		46,521,567

Internet Software & Services 3.2%
Google, Inc., Class A*	79,000	40,636,020

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	182,300	$5,696,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Large Cap Growth Fund

(Formerly, Oppenheimer NVIT Large Cap Growth Fund)

Common Stocks (continued)

	Shares	Market Value
Machinery 6.0%
Caterpillar, Inc.	368,700	$27,224,808
Cummins, Inc.	196,300	16,029,858
Dover Corp.	333,800	15,555,080
Eaton Corp.	491,500	17,448,250

		76,257,996

Media 3.1%
DIRECTV, Class A*	356,700	15,070,575
Omnicom Group, Inc.	263,300	9,699,972
Viacom, Inc., Class B	362,200	14,031,628

		38,802,175

Metals & Mining 1.6%
Cliffs Natural Resources, Inc.	150,800	7,716,436
Freeport-McMoRan Copper & Gold, Inc.	421,700	12,840,765

		20,557,201

Multiline Retail 2.6%
Macy’s, Inc.	758,500	19,963,720
Nordstrom, Inc.	271,800	12,415,824

		32,379,544

Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	240,100	22,214,052
EQT Corp.	250,300	13,356,008
Occidental Petroleum Corp.	152,400	10,896,600
Range Resources Corp.	283,000	16,544,180
Southwestern Energy Co.*	265,500	8,849,115

		71,859,955

Pharmaceuticals 4.1%
Allergan, Inc.	137,500	11,327,250
Bristol-Myers Squibb Co.	215,300	6,756,114
Johnson & Johnson	207,300	13,207,083
Pfizer, Inc.	467,900	8,272,472
Watson Pharmaceuticals, Inc.*	170,300	11,622,975

		51,185,894

Semiconductors & Semiconductor Equipment 1.3%
Cree, Inc.*	419,100	10,888,218
Cypress Semiconductor Corp.*	405,100	6,064,347

		16,952,565

Software 6.5%
Electronic Arts, Inc.*	598,100	12,231,145
Intuit, Inc.*	290,400	13,776,576
Oracle Corp.	1,176,400	33,809,736
Salesforce.com, Inc.*	100,600	11,496,568
VMware, Inc., Class A*	128,700	10,344,906

		81,658,931

Specialty Retail 3.2%
Bed Bath & Beyond, Inc.*	206,200	11,817,322
Dick’s Sporting Goods, Inc.*	232,300	7,772,758
Express, Inc.	351,300	7,127,877
Limited Brands, Inc.	339,700	13,081,847

		39,799,804

Tobacco 1.0%
Lorillard, Inc.	117,400	12,996,180

Total Investments (cost $1,253,887,387) (a) — 96.0%		1,210,872,817
Other assets in excess of liabilities — 4.0%		51,099,516

NET ASSETS — 100.0%		$1,261,972,333

*	Denotes a non-income producing security.
(a)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,254,242,236, tax unrealized appreciation and depreciation were $28,740,486 and $(72,109,905), respectively.

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Large Cap Growth Fund

(Formerly, Oppenheimer NVIT Large Cap Growth Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,210,872,817	$—	$—	$1,210,872,817

Total	$1,210,872,817	$—	$—	$1,210,872,817

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.4%

	Shares	Market Value
Aerospace & Defense 1.0%
Alliant Techsystems, Inc.	32,263	$1,758,656
BE Aerospace, Inc.*	100,949	3,342,421
Esterline Technologies Corp.*	29,981	1,554,215
Huntington Ingalls Industries, Inc.*	47,820	1,163,461
Triumph Group, Inc.	37,459	1,825,752

		9,644,505

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	100,676	1,312,815

Airlines 0.3%
Alaska Air Group, Inc.*	35,252	1,984,335
JetBlue Airways Corp.*	200,173	820,709

		2,805,044

Auto Components 1.0%
BorgWarner, Inc.*	107,227	6,490,450
Gentex Corp.	140,055	3,368,323

		9,858,773

Automobiles 0.1%
Thor Industries, Inc.	43,802	970,214

Beverages 0.7%
Hansen Natural Corp.*	75,404	6,582,015

Biotechnology 1.2%
United Therapeutics Corp.*	50,818	1,905,167
Vertex Pharmaceuticals, Inc.*	203,541	9,065,716

		10,970,883

Building Products 0.1%
Lennox International, Inc.	52,033	1,341,411

Capital Markets 1.8%
Affiliated Managers Group, Inc.*	50,935	3,975,477
Apollo Investment Corp.	192,372	1,446,637
Eaton Vance Corp.	114,845	2,557,598
Greenhill & Co., Inc.	28,567	816,731
Jefferies Group, Inc.	144,496	1,793,195
Raymond James Financial, Inc.	100,381	2,605,891
SEI Investments Co.	146,558	2,254,062
Waddell & Reed Financial, Inc., Class A	84,260	2,107,343

		17,556,934

Chemicals 2.6%
Albemarle Corp.	89,772	3,626,789
Ashland, Inc.(a)	76,350	3,370,089
Cabot Corp.	64,057	1,587,332
Cytec Industries, Inc.	48,556	1,706,258
Intrepid Potash, Inc.*	51,565	1,282,422
Minerals Technologies, Inc.	17,724	873,262
NewMarket Corp.	10,704	1,625,617
Olin Corp.	78,538	1,414,469
RPM International, Inc.	128,353	2,400,201
Scotts Miracle-Gro Co. (The), Class A(b)	43,694	1,948,752
Sensient Technologies Corp.	49,048	1,596,512
Valspar Corp.	91,470	2,854,779

		24,286,482

Commercial Banks 3.1%
Associated Banc-Corp.	169,829	1,579,410
BancorpSouth, Inc.(b)	71,299	626,005
Bank of Hawaii Corp.	46,144	1,679,641
Cathay General Bancorp	77,113	877,546
City National Corp.	45,839	1,730,881
Commerce Bancshares, Inc.	75,659	2,629,150
Cullen/Frost Bankers, Inc.	59,943	2,748,986
East West Bancorp, Inc.	145,788	2,173,699
FirstMerit Corp.	107,038	1,215,952
Fulton Financial Corp.	195,684	1,496,983
Hancock Holding Co.	60,905	1,631,036
International Bancshares Corp.	52,347	688,363
Prosperity Bancshares, Inc.	45,928	1,500,927
SVB Financial Group*	42,329	1,566,173
Synovus Financial Corp.	723,184	773,807
TCF Financial Corp.	156,366	1,432,312
Trustmark Corp.	62,833	1,140,419
Valley National Bancorp(b)	166,465	1,762,864
Webster Financial Corp.	72,056	1,102,457
Westamerica Bancorp	27,956	1,071,274

		29,427,885

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	45,856	1,068,903
Clean Harbors, Inc.*	46,186	2,369,342
Copart, Inc.*	55,228	2,160,519
Corrections Corp of America*	104,912	2,380,453
Deluxe Corp.	50,031	930,577
Herman Miller, Inc.	56,979	1,017,645
HNI Corp.	43,917	840,132
Mine Safety Appliances Co.	30,173	813,464
Rollins, Inc.	63,337	1,185,035
Waste Connections, Inc.	110,608	3,740,763

		16,506,833

Communications Equipment 1.1%
ADTRAN, Inc.	63,096	1,669,520
Ciena Corp.*	94,952	1,063,462
Plantronics, Inc.	45,748	1,301,531
Polycom, Inc.*	173,086	3,179,590
Riverbed Technology, Inc.*	152,084	3,035,597

		10,249,700

Computers & Peripherals 0.6%
Diebold, Inc.	62,873	1,729,636
NCR Corp.*	153,960	2,600,384
QLogic Corp.*	101,823	1,291,116

		5,621,136

Construction & Engineering 1.1%
Aecom Technology Corp.*	116,941	2,066,347
Granite Construction, Inc.	34,161	641,202
KBR, Inc.	147,552	3,486,654
Shaw Group, Inc. (The)*	70,757	1,538,257

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
URS Corp.*	77,922	$2,311,167

		10,043,627

Construction Materials 0.3%
Martin Marietta Materials, Inc.	44,710	2,826,566

Containers & Packaging 1.9%
AptarGroup, Inc.	65,352	2,919,274
Greif, Inc., Class A	30,138	1,292,619
Packaging Corp. of America	97,619	2,274,523
Rock-Tenn Co., Class A	69,685	3,392,266
Silgan Holdings, Inc.	48,763	1,791,553
Sonoco Products Co.	97,771	2,760,075
Temple-Inland, Inc.	106,323	3,335,352

		17,765,662

Distributors 0.4%
LKQ Corp.*	143,292	3,461,935

Diversified Consumer Services 0.9%
Career Education Corp.*	59,097	771,216
ITT Educational Services, Inc.*(b)	19,858	1,143,424
Matthews International Corp., Class A	28,667	881,797
Regis Corp.	56,620	797,776
Service Corp. International	232,014	2,125,248
Sotheby’s	66,135	1,823,342
Strayer Education, Inc.(b)	11,774	902,712

		8,445,515

Diversified Financial Services 0.4%
MSCI, Inc., Class A*	117,878	3,575,240

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	147,522	2,437,063

Electric Utilities 2.1%
Cleco Corp.	59,782	2,040,958
DPL, Inc.	115,422	3,478,819
Great Plains Energy, Inc.	133,123	2,569,274
Hawaiian Electric Industries, Inc.	93,858	2,278,872
IDACORP, Inc.	48,677	1,839,017
NV Energy, Inc.	230,940	3,397,127
PNM Resources, Inc.	84,902	1,394,940
Westar Energy, Inc.	113,343	2,994,522

		19,993,529

Electrical Equipment 1.7%
Acuity Brands, Inc.	42,446	1,529,754
Ametek, Inc.	157,979	5,208,568
General Cable Corp.*	51,113	1,193,489
Hubbell, Inc., Class B	58,665	2,906,264
Regal-Beloit Corp.	40,651	1,844,742
Thomas & Betts Corp.*	51,436	2,052,811
Woodward, Inc.	58,626	1,606,352

		16,341,980

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	112,460	3,124,139
Avnet, Inc.*	149,517	3,899,403
Ingram Micro, Inc., Class A*	154,107	2,485,746
Itron, Inc.*	39,869	1,176,136
National Instruments Corp.	90,563	2,070,270
Tech Data Corp.*	42,497	1,837,145
Trimble Navigation Ltd.*	120,154	4,031,167
Vishay Intertechnology, Inc.*	153,959	1,287,097

		19,911,103

Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.*	55,313	1,900,555
CARBO Ceramics, Inc.	19,500	1,999,335
Dresser-Rand Group, Inc.*	78,087	3,164,866
Dril-Quip, Inc.*	33,731	1,818,438
Exterran Holdings, Inc.*	62,792	610,338
Helix Energy Solutions Group, Inc.*	103,780	1,359,518
Oceaneering International, Inc.	106,199	3,753,073
Oil States International, Inc.*	50,241	2,558,272
Patterson-UTI Energy, Inc.	152,342	2,641,610
Superior Energy Services, Inc.*	78,140	2,050,393
Tidewater, Inc.	50,797	2,136,014
Unit Corp.*	40,565	1,497,660

		25,490,072

Food & Staples Retailing 0.5%
BJ’s Wholesale Club, Inc.*	50,369	2,580,907
Ruddick Corp.	48,119	1,876,160

		4,457,067

Food Products 2.7%
Corn Products International, Inc.	75,098	2,946,846
Flowers Foods, Inc.	110,848	2,157,102
Green Mountain Coffee Roasters, Inc.*	125,778	$11,689,807
Lancaster Colony Corp.(b)	19,558	1,193,234
Ralcorp Holdings, Inc.*	53,947	4,138,274
Smithfield Foods, Inc.*	161,493	3,149,113
Tootsie Roll Industries, Inc.(b)	24,430	589,252

		25,863,628

Gas Utilities 1.9%
AGL Resources, Inc.	76,788	3,128,343
Atmos Energy Corp.	88,366	2,867,477
National Fuel Gas Co.	80,945	3,940,403
Questar Corp.	173,720	3,076,581
UGI Corp.	109,423	2,874,542
WGL Holdings, Inc.	50,229	1,962,447

		17,849,793

Health Care Equipment & Supplies 3.3%
Cooper Cos., Inc. (The)	46,710	3,697,096
Gen-Probe, Inc.*	47,157	2,699,738
Hill-Rom Holdings, Inc.	61,838	1,856,377
Hologic, Inc.*	256,495	3,901,289
IDEXX Laboratories, Inc.*	55,621	3,836,180
Kinetic Concepts, Inc.*	60,958	4,016,523
Masimo Corp.	58,717	1,271,223
ResMed, Inc.*	148,262	4,268,463
STERIS Corp.	58,039	1,698,802
Teleflex, Inc.	39,826	2,141,444
Thoratec Corp.*	58,494	1,909,244

		31,296,379

Health Care Providers & Services 3.6%
AMERIGROUP Corp.*	48,609	1,896,237
Catalyst Health Solutions, Inc.*	48,811	2,815,907
Community Health Systems, Inc.*	91,299	1,519,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Health Management Associates, Inc., Class A*	248,838	$1,721,959
Health Net, Inc.*	87,213	2,067,820
Henry Schein, Inc.*	90,410	5,606,324
Kindred Healthcare, Inc.*	51,228	441,585
LifePoint Hospitals, Inc.*	50,917	1,865,599
Lincare Holdings, Inc.	91,461	2,057,873
MEDNAX, Inc.*	47,727	2,989,619
Omnicare, Inc.	113,339	2,882,211
Owens & Minor, Inc.	62,435	1,778,149
Universal Health Services, Inc., Class B	95,683	3,253,222
VCA Antech, Inc.*	84,827	1,355,536
WellCare Health Plans, Inc.*	41,838	1,589,007

		33,840,263

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	183,937	3,314,545

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	43,458	1,172,497
Bob Evans Farms, Inc.	29,743	848,270
Brinker International, Inc.	80,961	1,693,704
Cheesecake Factory, Inc. (The)*	55,188	1,360,384
International Speedway Corp., Class A	27,990	639,292
Life Time Fitness, Inc.*	41,456	1,527,654
Panera Bread Co., Class A*	29,778	3,095,125
Scientific Games Corp., Class A*	57,062	406,281
Wendy’s Co. (The)	294,900	1,353,591
WMS Industries, Inc.*	54,630	960,942

		13,057,740

Household Durables 1.4%
American Greetings Corp., Class A	39,901	738,168
KB Home(b)	71,017	416,160
M.D.C. Holdings, Inc.(b)	36,857	624,358
Mohawk Industries, Inc.*	55,863	2,397,081
NVR, Inc.*	5,314	3,209,550
Ryland Group, Inc.	43,653	464,904
Toll Brothers, Inc.*	143,993	2,077,819
Tupperware Brands Corp.	59,313	3,187,481

		13,115,521

Household Products 1.1%
Church & Dwight Co., Inc.	140,447	6,207,757
Energizer Holdings, Inc.*	67,279	4,470,017

		10,677,774

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	60,319	1,922,970

Information Technology Services 2.9%
Acxiom Corp.*	79,950	850,668
Alliance Data Systems Corp.*	49,818	4,618,129
Broadridge Financial Solutions, Inc.	120,941	2,435,752
Convergys Corp.*	117,609	1,103,172
CoreLogic, Inc.*	104,276	1,112,625
DST Systems, Inc.	34,639	1,518,227
Gartner, Inc.*	94,461	3,293,855
Global Payments, Inc.	78,620	3,175,462
Jack Henry & Associates, Inc.	84,571	2,450,867
Lender Processing Services, Inc.	82,682	1,131,917
Mantech International Corp., Class A	22,708	712,577
NeuStar, Inc., Class A*	66,936	1,682,771
VeriFone Systems, Inc.*	101,499	3,554,495

		27,640,517

Insurance 4.1%
American Financial Group, Inc.	76,747	2,384,529
Arthur J. Gallagher & Co.	110,136	2,896,577
Aspen Insurance Holdings Ltd.	69,381	1,598,538
Brown & Brown, Inc.	113,343	2,017,505
Everest Re Group Ltd.	53,179	4,221,349
Fidelity National Financial, Inc., Class A	218,711	3,320,033
First American Financial Corp.	103,204	1,321,011
Hanover Insurance Group, Inc. (The)	44,527	1,580,709
HCC Insurance Holdings, Inc.	107,656	2,912,095
Kemper Corp.	49,171	1,178,137
Mercury General Corp.	33,067	1,268,119
Old Republic International Corp.	249,997	2,229,973
Protective Life Corp.	82,973	1,296,868
Reinsurance Group of America, Inc.	72,508	3,331,743
StanCorp Financial Group, Inc.	43,647	1,203,348
Transatlantic Holdings, Inc.	61,153	2,967,144
W.R. Berkley Corp.	111,081	3,297,995

		39,025,673

Internet Software & Services 1.1%
AOL, Inc.*	104,805	1,257,660
Digital River, Inc.*	38,915	806,708
Equinix, Inc.*	46,022	4,088,134
Rackspace Hosting, Inc.*	100,822	3,442,063
ValueClick, Inc.*	81,157	1,262,803

		10,857,368

Leisure Equipment & Products 0.4%
Eastman Kodak Co.*(b)	247,696	193,228
Polaris Industries, Inc.	67,650	3,380,470

		3,573,698

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A*	19,236	1,746,052
Charles River Laboratories International, Inc.*	50,306	1,439,758
Covance, Inc.*	59,453	2,702,139
Mettler-Toledo International, Inc.*	31,197	4,366,332
Pharmaceutical Product Development, Inc.	111,472	2,860,371
Techne Corp.	36,297	2,468,559

		15,583,211

Machinery 4.4%
AGCO Corp.*	94,405	3,263,581
Crane Co.	47,759	1,704,519
Donaldson Co., Inc.	73,875	4,048,350
Gardner Denver, Inc.	51,207	3,254,205

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Graco, Inc.	59,574	$2,033,856
Harsco Corp.	79,051	1,532,799
IDEX Corp.	81,317	2,533,838
Kennametal, Inc.	79,534	2,603,943
Lincoln Electric Holdings, Inc.	82,424	2,391,120
Nordson Corp.	58,368	2,319,544
Oshkosh Corp.*	89,313	1,405,787
Pentair, Inc.	96,657	3,093,991
SPX Corp.	50,027	2,266,723
Terex Corp.*(a)	107,392	1,101,842
Timken Co.	82,614	2,711,391
Trinity Industries, Inc.	78,499	1,680,664
Valmont Industries, Inc.	21,997	1,714,446
Wabtec Corp.	47,228	2,496,944

		42,157,543

Marine 0.5%
Alexander & Baldwin, Inc.	40,836	1,491,739
Kirby Corp.*	54,463	2,866,932

		4,358,671

Media 1.0%
AMC Networks, Inc., Class A*	56,122	1,793,098
DreamWorks Animation SKG, Inc., Class A*	69,545	1,264,328
John Wiley & Sons, Inc., Class A	46,508	2,065,885
Lamar Advertising Co., Class A*(b)	57,366	976,943
Meredith Corp.(b)	36,632	829,348
New York Times Co. (The), Class A*(b)	118,653	689,374
Scholastic Corp.(b)	24,718	692,846
Valassis Communications, Inc.*	46,194	865,676

		9,177,498

Metals & Mining 1.1%
Carpenter Technology Corp.	43,241	1,941,089
Commercial Metals Co.	113,228	1,076,798
Compass Minerals International, Inc.	32,210	2,150,984
Reliance Steel & Aluminum Co.	73,294	2,492,729
Steel Dynamics, Inc.	214,073	2,123,604
Worthington Industries, Inc.	54,140	756,336

		10,541,540

Multiline Retail 1.2%
99 Cents Only Stores*	46,346	853,693
Dollar Tree, Inc.*	119,345	8,964,003
Saks, Inc.*(b)	156,717	1,371,274

		11,188,970

Multi-Utilities 2.1%
Alliant Energy Corp.	108,589	4,200,222
Black Hills Corp.(b)	38,647	1,184,144
MDU Resources Group, Inc.	184,745	3,545,257
NSTAR	101,351	4,541,538
OGE Energy Corp.	95,859	4,581,102
Vectren Corp.	80,065	2,168,160

		20,220,423

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	52,746	1,631,961

Oil, Gas & Consumable Fuels 3.7%
Arch Coal, Inc.	208,529	3,040,353
Bill Barrett Corp.*	46,558	1,687,262
Cimarex Energy Co.	83,719	4,663,148
Comstock Resources, Inc.*	46,738	722,569
Energen Corp.	70,542	2,884,462
Forest Oil Corp.*	112,000	1,612,800
HollyFrontier Corp.	205,507	5,388,393
Northern Oil and Gas, Inc.*(b)	61,864	1,199,543
Overseas Shipholding Group, Inc.(b)	25,778	354,190
Patriot Coal Corp.*	89,567	757,737
Plains Exploration & Production Co.*	137,984	3,133,617
Quicksilver Resources, Inc.*(b)	117,432	890,135
SM Energy Co.	62,362	3,782,255
Southern Union Co.	122,047	4,951,447

		35,067,911

Paper & Forest Products 0.3%
Domtar Corp.	39,228	2,674,173
Louisiana-Pacific Corp.*	129,661	661,271

		3,335,444

Pharmaceuticals 1.5%
Endo Pharmaceuticals Holdings, Inc.*	114,096	3,193,547
Medicis Pharmaceutical Corp., Class A	62,023	2,262,599
Perrigo Co.	90,771	8,814,772

		14,270,918

Professional Services 0.9%
Corporate Executive Board Co. (The)	33,874	1,009,445
FTI Consulting, Inc.*	40,701	1,498,204
Korn/Ferry International*	46,233	563,580
Manpower, Inc.	80,190	2,695,988
Towers Watson & Co., Class A	51,485	3,077,773

		8,844,990

Real Estate Investment Trusts (REITs) 8.3%
Alexandria Real Estate Equities, Inc.	60,603	3,720,418
American Campus Communities, Inc.	68,060	2,532,513
BRE Properties, Inc.	73,143	3,096,875
Camden Property Trust	69,646	3,848,638
Corporate Office Properties Trust	70,431	1,533,987
Cousins Properties, Inc.	101,425	593,336
Duke Realty Corp.	247,427	2,597,983
Equity One, Inc.	58,445	926,938
Essex Property Trust, Inc.	32,021	3,843,801
Federal Realty Investment Trust	61,447	5,063,847
Highwoods Properties, Inc.	66,427	1,877,227
Home Properties, Inc.	45,824	2,600,970
Hospitality Properties Trust	120,835	2,565,327
Liberty Property Trust(b)	113,189	3,294,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)	129,055	$5,501,615
Mack-Cali Realty Corp.	85,215	2,279,501
Omega Healthcare Investors, Inc.	100,965	1,608,372
Potlatch Corp.	39,375	1,241,100
Rayonier, Inc.	119,191	4,385,037
Realty Income Corp.	124,138	4,002,209
Regency Centers Corp.	87,985	3,108,510
Senior Housing Properties Trust	150,094	3,233,025
SL Green Realty Corp.	83,615	4,862,212
Taubman Centers, Inc.	56,657	2,850,414
UDR, Inc.	214,344	4,745,576
Weingarten Realty Investors	118,274	2,503,861

		78,418,224

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	42,520	2,202,961

Road & Rail 1.3%
Con-way, Inc.	54,451	1,205,001
J.B. Hunt Transport Services, Inc.	90,575	3,271,569
Kansas City Southern*	107,437	5,367,552
Landstar System, Inc.	46,722	1,848,322
Werner Enterprises, Inc.	43,542	906,980

		12,599,424

Semiconductors & Semiconductor Equipment 3.2%
Atmel Corp.*	455,530	3,676,127
Cree, Inc.*	113,233	2,941,793
Cypress Semiconductor Corp.*	168,283	2,519,197
Fairchild Semiconductor International, Inc.*	125,070	1,350,756
Integrated Device Technology, Inc.*	143,395	738,484
International Rectifier Corp.*	68,594	1,277,220
Intersil Corp., Class A	123,316	1,268,922
Lam Research Corp.*	121,112	4,599,834
RF Micro Devices, Inc.*	270,613	1,715,687
Semtech Corp.*	64,034	1,351,117
Silicon Laboratories, Inc.*	43,349	1,452,625
Skyworks Solutions, Inc.*	182,280	3,270,103
Varian Semiconductor Equipment Associates, Inc.*	73,787	4,512,075

		30,673,940

Software 4.4%
ACI Worldwide, Inc.*	32,815	903,725
Advent Software, Inc.*	32,322	673,914
ANSYS, Inc.*	90,242	4,425,468
Cadence Design Systems, Inc.*	263,406	2,433,871
Concur Technologies, Inc.*	45,472	1,692,468
FactSet Research Systems, Inc.	44,843	3,989,682
Fair Isaac Corp.	37,868	826,658
Informatica Corp.*	104,380	4,274,361
Mentor Graphics Corp.*	91,493	880,162
MICROS Systems, Inc.*	79,068	3,471,876
Parametric Technology Corp.*	114,994	1,768,608
Quest Software, Inc.*	57,265	909,368
Rovi Corp.*	108,856	4,678,631
Solera Holdings, Inc.	69,328	3,501,064
Synopsys, Inc.*	140,966	3,433,932
TIBCO Software, Inc.*	159,202	3,564,533

		41,428,321

Specialty Retail 4.1%
Aaron’s, Inc.	77,014	1,944,603
Advance Auto Parts, Inc.	72,144	4,191,566
Aeropostale, Inc.*	79,168	855,806
American Eagle Outfitters, Inc.	190,790	2,236,059
Ann, Inc.*	51,180	1,168,951
Ascena Retail Group, Inc.*	67,270	1,820,999
Barnes & Noble, Inc.(b)	40,212	475,708
Chico’s FAS, Inc.	168,585	1,926,927
Collective Brands, Inc.*	59,410	769,954
Dick’s Sporting Goods, Inc.*	94,238	3,153,203
Foot Locker, Inc.	149,688	3,007,232
Guess?, Inc.	65,406	1,863,417
J Crew Group, Inc.*(c)	70,297	0
Office Depot, Inc.*	274,978	566,455
PetSmart, Inc.	110,305	4,704,508
RadioShack Corp.	97,768	1,136,064
Rent-A-Center, Inc.	60,368	1,657,102
Tractor Supply Co.	69,865	4,370,056
Williams-Sonoma, Inc.	102,281	3,149,232

		38,997,842

Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp.*	37,689	3,514,876
Fossil, Inc.*	51,857	4,203,528
Hanesbrands, Inc.*	95,085	2,378,076
PVH Corp.	66,099	3,849,606
Under Armour, Inc., Class A*	35,828	2,379,337
Warnaco Group, Inc. (The)*	42,096	1,940,205

		18,265,628

Thrifts & Mortgage Finance 1.0%
Astoria Financial Corp.	82,223	632,295
First Niagara Financial Group, Inc.	288,609	2,640,772
New York Community Bancorp, Inc.	427,961	5,092,736
Washington Federal, Inc.	108,028	1,376,277

		9,742,080

Tobacco 0.1%
Universal Corp.(b)	22,778	816,819

Trading Companies & Distributors 0.7%
GATX Corp.	45,646	1,414,570
MSC Industrial Direct Co., Class A	45,700	2,580,222
United Rentals, Inc.*	61,391	1,033,824
Watsco, Inc.	27,751	1,418,076

		6,446,692

Water Utilities 0.3%
Aqua America, Inc.	135,458	2,921,829

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	90,037	1,913,286

Total Common Stocks (cost $1,020,797,929)		934,725,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Mutual Fund 8.1%

	Shares	Market Value
Money Market Fund 8.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(d)	76,870,772	$76,870,772

Total Mutual Fund (cost $76,870,772)		76,870,772

Repurchase Agreement 1.8%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $17,174,010, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value $17,517,423.(e)	$17,173,939	$17,173,939

Total Repurchase Agreement (cost $17,173,939)		17,173,939

Total Investments (cost $1,114,842,640) (f) — 108.3%		1,028,770,695
Liabilities in excess of other assets — (8.3%)		(79,125,632)

NET ASSETS — 100.0%		$949,645,063

*	Denotes a non-income producing security.
(a)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(b)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $16,039,941.
(c)	Fair Valued Security.
(d)	Represents 7-day effective yield as of September 30, 2011.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011, was $17,173,939.
(f)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,131,399,826, tax unrealized appreciation and depreciation were $103,867,223 and $(206,496,354), respectively.

LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

At September 30, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
236	S&P MID 400 E-Mini	12/16/11	$18,382,040	$(1,837,297)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,644,505	$—	$—	$9,644,505
Air Freight & Logistics	1,312,815	—	—	1,312,815
Airlines	2,805,044	—	—	2,805,044
Auto Components	9,858,773	—	—	9,858,773
Automobiles	970,214	—	—	970,214
Beverages	6,582,015	—	—	6,582,015
Biotechnology	10,970,883	—	—	10,970,883
Building Products	1,341,411	—	—	1,341,411
Capital Markets	17,556,934	—	—	17,556,934
Chemicals	24,286,482	—	—	24,286,482
Commercial Banks	29,427,885	—	—	29,427,885
Commercial Services & Supplies	16,506,833	—	—	16,506,833
Communications Equipment	10,249,700	—	—	10,249,700
Computers & Peripherals	5,621,136	—	—	5,621,136
Construction & Engineering	10,043,627	—	—	10,043,627
Construction Materials	2,826,566	—	—	2,826,566
Containers & Packaging	17,765,662	—	—	17,765,662
Distributors	3,461,935	—	—	3,461,935
Diversified Consumer Services	8,445,515	—	—	8,445,515
Diversified Financial Services	3,575,240	—	—	3,575,240
Diversified Telecommunication Services	2,437,063	—	—	2,437,063
Electric Utilities	19,993,529	—	—	19,993,529
Electrical Equipment	16,341,980	—	—	16,341,980
Electronic Equipment, Instruments & Components	19,911,103	—	—	19,911,103
Energy Equipment & Services	25,490,072	—	—	25,490,072
Food & Staples Retailing	4,457,067	—	—	4,457,067
Food Products	25,863,628	—	—	25,863,628
Gas Utilities	17,849,793	—	—	17,849,793
Health Care Equipment & Supplies	31,296,379	—	—	31,296,379
Health Care Providers & Services	33,840,263	—	—	33,840,263
Health Care Technology	3,314,545	—	—	3,314,545
Hotels, Restaurants & Leisure	13,057,740	—	—	13,057,740
Household Durables	13,115,521	—	—	13,115,521
Household Products	10,677,774	—	—	10,677,774
Industrial Conglomerates	1,922,970	—	—	1,922,970
Information Technology Services	27,640,517	—	—	27,640,517
Insurance	39,025,673	—	—	39,025,673
Internet Software & Services	10,857,368	—	—	10,857,368
Leisure Equipment & Products	3,573,698	—	—	3,573,698
Life Sciences Tools & Services	15,583,211	—	—	15,583,211
Machinery	42,157,543	—	—	42,157,543
Marine	4,358,671	—	—	4,358,671
Media	9,177,498	—	—	9,177,498
Metals & Mining	10,541,540	—	—	10,541,540
Multiline Retail	11,188,970	—	—	11,188,970
Multi-Utilities	20,220,423	—	—	20,220,423
Office Electronics	1,631,961	—	—	1,631,961
Oil, Gas & Consumable Fuels	35,067,911	—	—	35,067,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Mid Cap Index Fund

Asset Type	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$3,335,444	$—	$—	$3,335,444
Pharmaceuticals	14,270,918	—	—	14,270,918
Professional Services	8,844,990	—	—	8,844,990
Real Estate Investment Trusts (REITs)	78,418,224	—	—	78,418,224
Real Estate Management & Development	2,202,961	—	—	2,202,961
Road & Rail	12,599,424	—	—	12,599,424
Semiconductors & Semiconductor Equipment	30,673,940	—	—	30,673,940
Software	41,428,321	—	—	41,428,321
Specialty Retail	38,997,842	—	—	38,997,842
Textiles, Apparel & Luxury Goods	18,265,628	—	—	18,265,628
Thrifts & Mortgage Finance	9,742,080	—	—	9,742,080
Tobacco	816,819	—	—	816,819
Trading Companies & Distributors	6,446,692	—	—	6,446,692
Water Utilities	2,921,829	—	—	2,921,829
Wireless Telecommunication Services	1,913,286	—	—	1,913,286

Total Common Stocks	$934,725,984	$—	$—	$934,725,984

Mutual Fund	76,870,772	—	—	76,870,772
Repurchase Agreement	—	17,173,939	—	17,173,939

Total Assets	$1,011,596,756	$17,173,939	$—	$1,028,770,695

Liabilities:
Futures Contracts	(1,837,297)	—	—	(1,837,297)

Total Liabilities	$(1,837,297)	$—	$—	$(1,837,297)

Total	$1,009,759,459	$17,173,939	$—	$1,026,933,398

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed-income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,837,297)

Total		$(1,837,297)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 91.3%

	Shares	Market Value
ARGENTINA 0.1%

Hotels, Restaurants & Leisure 0.1%
Arcos Dorados Holdings, Inc., Class A	25,300	$586,707

AUSTRALIA 5.6%

Beverages 0.0%†
Coca-Cola Amatil Ltd.	13,800	158,091

Biotechnology 0.8%
CSL Ltd.	141,985	4,030,862
Mesoblast Ltd.*	165,800	1,271,868

		5,302,730

Commercial Services & Supplies 0.8%
Brambles Ltd.	898,680	5,540,149

Construction & Engineering 0.2%
Boart Longyear Ltd.	413,900	1,023,085

Containers & Packaging 0.2%
Amcor Ltd.	229,500	1,519,370

Energy Equipment & Services 1.1%
WorleyParsons Ltd.	300,101	7,487,999

Insurance 0.6%
QBE Insurance Group Ltd.	324,967	3,990,672

Metals & Mining 1.9%
Atlas Iron Ltd.	205,500	551,755
BHP Billiton Ltd.	258,222	8,549,848
Iluka Resources Ltd.	271,700	3,180,154

		12,281,757

		37,303,853

BELGIUM 1.6%

Beverages 1.4%
Anheuser-Busch InBev NV	179,516	9,528,557

Pharmaceuticals 0.2%
UCB SA	25,300	1,078,207

		10,606,764

BERMUDA 0.1%

Oil, Gas & Consumable Fuels 0.1%
Golar LNG Ltd.	17,600	559,328

BRAZIL 1.9%

Capital Markets 0.0%†
CETIP SA - Balcao Organizado de Ativos e Derivativos	18,205	214,074

Commercial Banks 1.3%
Banco Bradesco SA, ADR	585,217	8,655,360

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA - Preference Shares, ADR	152,821	3,166,451

Specialty Retail 0.1%
Cia Hering	37,800	630,251

		12,666,136

CANADA 5.7%

Chemicals 0.7%
Agrium, Inc.	65,635	4,368,777

Energy Equipment & Services 0.2%
Precision Drilling Corp.*	137,300	1,143,839

Food & Staples Retailing 0.0%†
Alimentation Couche-Tard, Inc., Class B	7,000	196,393

Information Technology Services 0.1%
CGI Group, Inc., Class A*	31,600	594,366

Insurance 0.7%
Fairfax Financial Holdings Ltd.	12,468	4,780,530

Internet Software & Services 0.3%
Open Text Corp.*	37,300	1,944,076

Metals & Mining 0.5%
First Quantum Minerals Ltd.	110,300	1,468,351
Franco-Nevada Corp.	16,000	578,834
IAMGOLD Corp.	56,700	1,127,074

		3,174,259

Oil, Gas & Consumable Fuels 2.3%
Canadian Natural Resources Ltd.	125,535	3,686,145
Cenovus Energy, Inc.	158,837	4,891,373
Suncor Energy, Inc.	254,165	6,490,558

		15,068,076

Road & Rail 0.6%
Canadian National Railway Co.	64,097	4,283,532

Textiles, Apparel & Luxury Goods 0.1%
Gildan Activewear, Inc.	36,900	957,801

Trading Companies & Distributors 0.2%
Finning International, Inc.	58,500	1,069,067

		37,580,716

CAYMAN ISLANDS 0.2%

Personal Products 0.2%
Herbalife Ltd.	28,900	1,549,040

CHINA 2.1%

Chemicals 0.1%
Dongyue Group	1,323,000	654,352

Commercial Banks 1.1%
Industrial & Commercial Bank of China, H Shares	15,358,000	7,416,229

Diversified Consumer Services 0.2%
New Oriental Education & Technology Group, ADR*	62,500	1,435,625

Internet Software & Services 0.1%
SINA Corp.*	7,100	508,431

Media 0.4%
Focus Media Holding Ltd., ADR*	137,946	2,316,113

Real Estate Management & Development 0.0%†
Evergrande Real Estate Group Ltd.	292,000	89,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
CHINA (continued)

Semiconductors & Semiconductor Equipment 0.2%
Spreadtrum Communications, Inc., ADR	82,000	$1,471,900

		13,891,894

DENMARK 1.1%

Pharmaceuticals 1.1%
Novo Nordisk AS, Class B	74,050	7,385,318

FINLAND 0.2%

Auto Components 0.2%
Nokian Renkaat OYJ	49,679	1,487,286

FRANCE 7.3%

Aerospace & Defense 0.8%
Safran SA	128,900	3,943,173
Zodiac Aerospace	18,100	1,388,645

		5,331,818

Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	51,872	3,102,357

Commercial Banks 0.6%
BNP Paribas SA	108,449	4,275,345

Commercial Services & Supplies 0.3%
Edenred	76,800	1,829,592

Construction Materials 0.4%
Lafarge SA	70,634	2,427,624

Electrical Equipment 0.5%
Schneider Electric SA	62,680	3,354,355

Energy Equipment & Services 0.5%
Technip SA	38,500	3,084,507

Food Products 1.0%
Danone SA	112,217	6,898,349

Hotels, Restaurants & Leisure 0.1%
Sodexo	6,600	434,590

Information Technology Services 0.6%
Cap Gemini SA	126,679	4,211,894

Media 1.0%
Eutelsat Communications	107,802	4,330,631
Publicis Groupe SA	63,455	2,648,387

		6,979,018

Oil, Gas & Consumable Fuels 0.5%
Total SA	74,495	3,286,677

Personal Products 0.5%
L’Oreal SA	34,710	3,386,055

		48,602,181

GERMANY 5.0%

Automobiles 0.6%
Bayerische Motoren Werke AG	63,939	4,223,890

Chemicals 0.1%
Lanxess AG	9,600	460,511

Health Care Providers & Services 0.9%
Fresenius Medical Care AG & Co. KGaA	90,156	6,116,107

Machinery 0.2%
GEA Group AG	42,000	980,395

Media 0.3%
Kabel Deutschland Holding AG*	37,000	1,983,749

Pharmaceuticals 0.5%
Bayer AG REG	64,404	3,554,061

Software 1.0%
SAP AG	133,380	6,786,678

Textiles, Apparel & Luxury Goods 1.2%
Adidas AG	124,989	7,606,327

Transportation Infrastructure 0.2%
Fraport AG Frankfurt Airport Services Worldwide	24,200	1,424,979

		33,136,697

HONG KONG 1.8%

Automobiles 0.3%
Brilliance China Automotive Holdings Ltd.*	2,298,000	1,781,715

Chemicals 0.1%
China Lumena New Materials Corp.	4,793,600	739,458

Construction Materials 0.0%†
China Resources Cement Holdings Ltd.	364,000	239,656

Industrial Conglomerates 0.7%
Hutchison Whampoa Ltd.	638,000	4,721,485

Wireless Telecommunication Services 0.7%
China Mobile Ltd.	452,500	4,423,323

		11,905,637

INDIA 1.1%

Information Technology Services 0.7%
Infosys Ltd., ADR	94,747	4,838,729

Oil, Gas & Consumable Fuels 0.1%
Petronet LNG Ltd.	116,200	377,744

Personal Products 0.1%
Dabur India Ltd.	274,000	573,124

Textiles, Apparel & Luxury Goods 0.2%
Titan Industries Ltd.	276,300	1,173,336

		6,962,933

INDONESIA 0.0%†

Commercial Banks 0.0%†
Bank Danamon Indonesia Tbk PT	596,689	309,233

IRELAND 2.0%

Media 0.6%
WPP PLC	451,381	4,180,921

Pharmaceuticals 1.2%
Elan Corp. PLC, ADR*	152,200	1,602,666
Shire PLC	209,897	6,545,551

		8,148,217

Professional Services 0.2%
Experian PLC	79,737	895,100

		13,224,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
ISRAEL 1.4%

Pharmaceuticals 1.2%
Teva Pharmaceutical Industries Ltd., ADR	215,952	$8,037,733

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd.*	38,226	1,193,416

		9,231,149

ITALY 0.8%

Auto Components 0.3%
Pirelli & C SpA	230,305	1,638,139

Beverages 0.3%
Davide Campari-Milano SpA	286,084	2,087,413

Hotels, Restaurants & Leisure 0.2%
Lottomatica SpA*	92,344	1,442,779

		5,168,331

JAPAN 10.6%

Auto Components 1.1%
Denso Corp.	230,100	7,397,054

Automobiles 1.2%
Daihatsu Motor Co., Ltd.	15,000	272,176
Toyota Motor Corp.	215,700	7,394,021

		7,666,197

Construction & Engineering 0.4%
Chiyoda Corp.	173,000	1,686,611
JGC Corp.	52,000	1,271,622

		2,958,233

Consumer Finance 0.1%
Credit Saison Co., Ltd.	33,800	651,692

Electrical Equipment 0.9%
Nidec Corp.	70,500	5,677,843

Electronic Equipment, Instruments & Components 1.0%
Anritsu Corp.	71,000	787,429
Keyence Corp.	22,440	6,140,800

		6,928,229

Food & Staples Retailing 0.1%
Lawson, Inc.	15,300	866,059

Health Care Equipment & Supplies 0.5%
Olympus Corp.	70,400	2,172,814
Sysmex Corp.	23,200	834,717

		3,007,531

Machinery 1.3%
FANUC Corp.	34,500	4,752,234
Komatsu Ltd.	144,600	3,117,585
Makita Corp.	6,100	217,115
NGK Insulators Ltd.	32,000	481,518

		8,568,452

Media 0.2%
CyberAgent, Inc.	400	1,068,325

Office Electronics 1.5%
Canon, Inc.	226,200	10,270,848

Software 0.4%
Capcom Co., Ltd.	101,600	2,532,416

Specialty Retail 1.9%
Sanrio Co., Ltd.	48,000	2,249,022
Yamada Denki Co., Ltd.	144,860	10,074,901

		12,323,923

		69,916,802

JERSEY, CHANNEL ISLANDS 0.3%

Metals & Mining 0.3%
Randgold Resources Ltd., ADR	21,004	2,031,507

MEXICO 2.6%

Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	95,404	6,184,087

Media 0.7%
Grupo Televisa SA, ADR	236,455	4,348,408

Wireless Telecommunication Services 1.0%
America Movil SAB de CV, Series L, ADR	311,385	6,875,381

		17,407,876

NETHERLANDS 3.7%

Computers & Peripherals 0.3%
Gemalto NV	37,600	1,788,002

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	69,091	910,000

Food & Staples Retailing 0.8%
Koninklijke Ahold NV	444,635	5,228,987

Food Products 1.1%
Unilever NV, CVA	224,818	7,116,249

Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell PLC, Class B	228,793	7,118,832

Transportation Infrastructure 0.1%
Koninklijke Vopak NV	8,400	401,474

Wireless Telecommunication Services 0.2%
VimpelCom Ltd., ADR	179,785	1,713,351

		24,276,895

RUSSIA 0.7%

Oil, Gas & Consumable Fuels 0.7%
Gazprom OAO, ADR	492,268	4,712,359

SINGAPORE 1.9%

Commercial Banks 0.9%
United Overseas Bank Ltd.	487,000	6,262,225

Health Care Equipment & Supplies 0.1%
Biosensors International Group Ltd.*	402,000	371,287

Industrial Conglomerates 0.9%
Keppel Corp., Ltd.	1,031,500	6,048,982

		12,682,494

SOUTH KOREA 3.5%

Air Freight & Logistics 0.2%
Hyundai Glovis Co. Ltd.	8,000	1,181,248

Auto Components 1.0%
Hyundai Mobis	24,595	6,966,200

Food & Staples Retailing 0.1%
E-Mart Co. Ltd.*	1,600	404,737

Insurance 0.2%
Dongbu Insurance Co., Ltd.	32,800	1,414,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
SOUTH KOREA (continued)

Internet Software & Services 1.3%
NHN Corp.*	46,442	$8,847,973

Pharmaceuticals 0.3%
Celltrion, Inc.	49,500	1,816,212

Software 0.4%
NCSoft Corp.	9,900	2,796,837

		23,427,332

SPAIN 0.3%

Biotechnology 0.3%
Grifols SA*	97,300	1,814,492

SWEDEN 4.0%

Commercial Banks 0.6%
Swedbank AB	385,327	4,254,453

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	635,050	6,097,758

Diversified Financial Services 0.7%
Kinnevik Investment AB, Class B	236,271	4,371,814

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	60,833	791,028

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	13,500	507,864

Machinery 0.6%
Volvo AB, Class B	422,343	4,149,008

Oil, Gas & Consumable Fuels 0.6%
Lundin Petroleum AB*	228,400	3,861,316

Tobacco 0.4%
Swedish Match AB	82,400	2,719,305

		26,752,546

SWITZERLAND 7.4%

Capital Markets 0.8%
Julius Baer Group Ltd.*	153,858	5,141,653

Chemicals 0.8%
Syngenta AG REG*	21,345	5,546,883

Electrical Equipment 0.7%
ABB Ltd. REG*	276,771	4,734,411

Food Products 1.6%
Aryzta AG	38,000	1,650,057
Nestle SA REG	156,861	8,635,622

		10,285,679

Machinery 0.1%
Sulzer AG REG	9,000	924,888

Media 0.6%
Informa PLC	819,556	4,159,335

Pharmaceuticals 2.8%
Novartis AG REG	181,989	10,166,214
Roche Holding AG	51,680	8,346,947

		18,513,161

		49,306,010

TAIWAN 1.7%

Computers & Peripherals 0.4%
Catcher Technology Co., Ltd.	414,705	2,374,356

Electronic Equipment, Instruments & Components 0.3%
E Ink Holdings, Inc.	680,000	1,409,603
TPK Holding Co., Ltd.*	29,450	545,364

		1,954,967

Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,046,629	6,857,237

		11,186,560

TURKEY 0.7%

Commercial Banks 0.7%
Akbank TAS	1,123,894	4,408,079

UNITED KINGDOM 15.9%

Capital Markets 0.2%
Ashmore Group PLC	138,000	693,292
Man Group PLC	152,300	393,965

		1,087,257

Chemicals 0.3%
Croda International PLC	86,300	2,201,457

Commercial Services & Supplies 0.4%
Aggreko PLC	116,887	2,941,354

Computers & Peripherals 0.2%
Imagination Technologies Group PLC*	162,200	1,048,152

Energy Equipment & Services 0.3%
Subsea 7 SA*	113,300	2,152,240

Food & Staples Retailing 1.1%
Tesco PLC	1,209,473	7,084,580

Health Care Equipment & Supplies 0.7%
Smith & Nephew PLC	547,240	4,922,639

Hotels, Restaurants & Leisure 1.8%
Compass Group PLC	1,269,762	10,243,941
Domino’s Pizza UK & IRL PLC	54,400	375,068
Whitbread PLC	47,700	1,169,629

		11,788,638

Household Durables 0.3%
Persimmon PLC	279,000	1,963,211

Independent Power Producers & Energy Traders 0.5%
International Power PLC	770,279	3,656,565

Insurance 0.2%
Willis Group Holdings PLC	37,000	1,271,690

Internet & Catalog Retail 0.1%
ASOS PLC*	33,700	793,958

Machinery 0.4%
IMI PLC	21,050	231,053
Weir Group PLC (The)	99,300	2,372,497

		2,603,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Media 1.2%
Reed Elsevier PLC	1,009,755	$7,730,696

Multiline Retail 1.0%
Next PLC	171,550	6,725,582

Multi-Utilities 0.8%
Centrica PLC	1,139,706	5,253,602

Oil, Gas & Consumable Fuels 1.2%
BG Group PLC	405,831	7,767,045

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings PLC	227,578	1,946,165

Specialty Retail 0.8%
Kingfisher PLC	1,362,647	5,232,453

Textiles, Apparel & Luxury Goods 0.3%
Burberry Group PLC	108,451	1,969,393

Tobacco 2.9%
British American Tobacco PLC	195,738	8,265,096
Imperial Tobacco Group PLC	318,144	10,736,593

		19,001,689

Wireless Telecommunication Services 0.9%
Vodafone Group PLC	2,316,462	5,970,174

		105,112,090

Total Common Stocks (cost $630,668,457)		605,192,483

Preferred Stocks 0.9%

	Shares	Market Value
GERMANY 0.9%

Automobiles 0.6%
Volkswagen AG	29,012	$3,828,666

Textiles, Apparel & Luxury Goods 0.3%
Hugo Boss AG (Preference)	27,861	2,224,883

Total Preferred Stocks (cost $8,005,744)		6,053,549

Mutual Fund 7.6%

	Shares	Market Value
Money Market Fund 7.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	50,229,012	$50,229,012

Total Mutual Fund (cost $50,229,012)		50,229,012

Total Investments (cost $688,903,213) (b) — 99.8%		661,475,044
Other assets in excess of liabilities — 0.2%		1,024,300

NET ASSETS — 100.0%		$662,499,344

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $694,702,579, tax unrealized appreciation and depreciation were $41,273,438 and $(74,500,973), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
CI	Channel Islands
CVA	Dutch Certificate
IRL	Ireland
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk PT	State Owned Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,331,818	$—	$5,331,818
Air Freight & Logistics	—	1,181,248	—	1,181,248
Auto Components	—	20,591,036	—	20,591,036
Automobiles	—	13,671,802	—	13,671,802
Beverages	6,184,087	11,774,061	—	17,958,148
Biotechnology	—	7,117,222	—	7,117,222
Capital Markets	214,074	6,228,910	—	6,442,984
Chemicals	4,368,777	9,602,661	—	13,971,438
Commercial Banks	8,655,360	26,925,564	—	35,580,924
Commercial Services & Supplies	—	10,311,095	—	10,311,095
Communications Equipment	—	6,097,758	—	6,097,758
Computers & Peripherals	—	5,210,510	—	5,210,510
Construction & Engineering	—	3,981,318	—	3,981,318
Construction Materials	—	2,667,280	—	2,667,280
Consumer Finance	—	651,692	—	651,692
Containers & Packaging	—	1,519,370	—	1,519,370
Diversified Consumer Services	1,435,625	—	—	1,435,625
Diversified Financial Services	—	4,371,814	—	4,371,814
Diversified Telecommunication Services	—	910,000	—	910,000
Electrical Equipment	—	13,766,609	—	13,766,609
Electronic Equipment, Instruments & Components	—	9,674,224	—	9,674,224
Energy Equipment & Services	1,143,839	12,724,746	—	13,868,585
Food & Staples Retailing	196,393	13,584,363	—	13,780,756
Food Products	—	24,300,277	—	24,300,277
Health Care Equipment & Supplies	—	8,809,321	—	8,809,321
Health Care Providers & Services	—	6,116,107	—	6,116,107
Hotels, Restaurants & Leisure	586,707	13,666,007	—	14,252,714
Household Durables	—	1,963,211	—	1,963,211
Independent Power Producers & Energy Traders	—	3,656,565	—	3,656,565
Industrial Conglomerates	—	10,770,467	—	10,770,467
Information Technology Services	5,433,095	4,211,894	—	9,644,989
Insurance	6,052,220	5,404,797	—	11,457,017
Internet & Catalog Retail	—	793,958	—	793,958
Internet Software & Services	2,452,507	8,847,973	—	11,300,480
Machinery	—	17,226,293	—	17,226,293
Media	6,664,521	26,102,044	—	32,766,565
Metals & Mining	5,205,766	12,281,757	—	17,487,523
Multiline Retail	—	6,725,582	—	6,725,582
Multi-Utilities	—	5,253,602	—	5,253,602
Office Electronics	—	10,270,848	—	10,270,848
Oil, Gas & Consumable Fuels	18,793,855	27,123,973	—	45,917,828
Personal Products	1,549,040	3,959,179	—	5,508,219
Pharmaceuticals	9,640,399	38,892,510	—	48,532,909
Professional Services	—	895,100	—	895,100
Real Estate Management & Development	—	89,244	—	89,244
Road & Rail	4,283,532	—	—	4,283,532
Semiconductors & Semiconductor Equipment	2,665,316	8,803,402	—	11,468,718
Software	—	12,115,931	—	12,115,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Growth Fund

Asset Type	Level 1	Level 2	Level 3	Total
Specialty Retail	$630,251	$17,556,376	$—	$18,186,627
Textiles, Apparel & Luxury Goods	957,801	10,749,056	—	11,706,857
Tobacco	—	21,720,994	—	21,720,994
Trading Companies & Distributors	1,069,067	—	—	1,069,067
Transportation Infrastructure	—	1,826,453	—	1,826,453
Wireless Telecommunication Services	8,588,732	10,393,497	—	18,982,229

Total Common Stocks	$96,770,964	$508,421,519	$—	$605,192,483

Mutual Fund	50,229,012	—	—	50,229,012
Preferred Stocks*	—	6,053,549	—	6,053,549

Total	$146,999,976	$514,475,068	$—	$661,475,044

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.0%

	Shares	Market Value
AUSTRALIA 2.3%

Capital Markets 0.3%
Macquarie Group Ltd.	72,000	$1,557,067

Chemicals 0.1%
Incitec Pivot Ltd.	216,154	669,707

Commercial Banks 0.9%
Australia & New Zealand Banking Group Ltd.	62,800	1,165,643
National Australia Bank Ltd.	194,900	4,139,940

		5,305,583

Diversified Telecommunication Services 0.3%
Telstra Corp., Ltd.	660,700	1,967,714

Insurance 0.4%
QBE Insurance Group Ltd.	202,123	2,482,118

Media 0.1%
Fairfax Media Ltd.(a)	1,004,100	789,116

Metals & Mining 0.2%
OneSteel Ltd.(a)	710,400	832,545

		13,603,850

AUSTRIA 0.6%

Commercial Banks 0.3%
Erste Group Bank AG	69,263	1,766,481

Oil, Gas & Consumable Fuels 0.3%
OMV AG	54,300	1,616,320

		3,382,801

BELGIUM 1.4%

Chemicals 0.5%
Solvay SA(a)	34,331	3,232,646

Commercial Banks 0.6%
KBC Groep NV	153,527	3,541,994

Food & Staples Retailing 0.3%
Delhaize Group SA	28,685	1,676,901

		8,451,541

BRAZIL 0.8%

Commercial Banks 0.1%
Banco do Brasil SA	51,000	660,199

Metals & Mining 0.3%
Vale SA - Preference Shares, ADR	89,800	1,885,800

Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA - Preference Shares, ADR	98,800	2,047,136

		4,593,135

CANADA 2.3%

Auto Components 0.3%
Magna International, Inc.	60,000	1,983,968

Chemicals 0.3%
Agrium, Inc.	27,200	1,810,478

Commercial Banks 0.5%
Laurentian Bank of Canada	13,000	555,654
National Bank of Canada	32,600	2,174,267

		2,729,921

Electronic Equipment, Instruments & Components 0.1%
Celestica, Inc.*	94,700	687,725

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	12,900	707,844

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	17,600	519,989

Metals & Mining 0.5%
First Quantum Minerals Ltd.	128,638	1,712,473
New Gold, Inc.*	106,800	1,102,754

		2,815,227

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc.	167,385	2,603,660

		13,858,812

CHINA 0.8%

Commercial Banks 0.4%
China Construction Bank Corp., H Shares(a)	4,061,000	2,456,238

Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., H Shares	840,000	807,836

Real Estate Management & Development 0.1%
Evergrande Real Estate Group Ltd.(a)	2,027,000	619,511

Textiles, Apparel & Luxury Goods 0.2%
Daphne International Holdings Ltd.	936,000	829,816

		4,713,401

FINLAND 0.6%

Paper & Forest Products 0.6%
Upm-Kymmene OYJ	307,992	3,479,395

FRANCE 9.3%

Auto Components 0.2%
Faurecia	58,571	1,247,591

Automobiles 0.6%
Renault SA	116,800	3,868,820

Building Products 0.1%
Compagnie De Saint-Gobain	18,600	709,615

Commercial Banks 2.1%
BNP Paribas SA	197,118	7,770,910

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Commercial Banks (continued)
Societe Generale	192,581	$5,041,345

		12,812,255

Construction & Engineering 0.8%
Bouygues SA(a)	151,292	5,004,952

Diversified Telecommunication Services 0.4%
Vivendi SA	110,820	2,256,287

Electrical Equipment 0.9%
Schneider Electric SA	95,799	5,126,737

Hotels, Restaurants & Leisure 0.7%
Sodexo	59,485	3,916,909

Multiline Retail 0.4%
PPR SA	16,515	2,134,749

Multi-Utilities 1.3%
GDF Suez	184,389	5,478,507
Suez Environnement Co.	158,106	2,200,364

		7,678,871

Pharmaceuticals 1.8%
Sanofi	167,263	11,002,028

		55,758,814

GERMANY 9.7%

Airlines 0.3%
Deutsche Lufthansa AG REG	157,400	2,040,578

Automobiles 0.7%
Bayerische Motoren Werke AG	10,200	673,825
Daimler AG REG	79,910	3,553,953

		4,227,778

Capital Markets 0.5%
Deutsche Bank AG REG	91,200	3,160,200

Chemicals 0.7%
BASF SE	53,145	3,240,009
Lanxess AG	16,842	807,909

		4,047,918

Commercial Banks 0.3%
Commerzbank AG*	750,982	1,882,094

Diversified Financial Services 0.4%
Deutsche Boerse AG*	41,006	2,073,902

Diversified Telecommunication Services 0.7%
Deutsche Telekom AG REG	336,325	3,947,736

Electric Utilities 1.8%
E.ON AG	499,817	10,844,056

Insurance 2.8%
Allianz SE REG	135,793	12,727,776
Muenchener Rueckversicherungs AG REG	32,300	4,011,557

		16,739,333

Metals & Mining 0.4%
ThyssenKrupp AG	106,700	2,621,768

Pharmaceuticals 1.0%
Bayer AG REG	112,904	6,230,478

Transportation Infrastructure 0.1%
Hamburger Hafen und Logistik AG(a)	10,725	297,894

		58,113,735

HONG KONG 0.7%

Airlines 0.2%
Cathay Pacific Airways Ltd.(a)	654,000	1,067,350

Industrial Conglomerates 0.1%
Jardine Strategic Holdings Ltd.	19,000	497,399

Real Estate Management & Development 0.3%
China Resources Land Ltd.(a)	1,546,000	1,662,650
New World Development Ltd.	535,487	512,022
Wheelock & Co., Ltd.	12,000	35,505

		2,210,177

Specialty Retail 0.1%
Esprit Holdings Ltd.	432,700	524,039

		4,298,965

INDIA 0.1%

Metals & Mining 0.1%
Hindalco Industries Ltd.	108,400	288,670
Tata Steel Ltd.	35,500	299,112

		587,782

IRELAND 0.4%

Professional Services 0.4%
Experian PLC	211,381	2,372,890

ITALY 1.8%

Diversified Telecommunication Services 0.7%
Telecom Italia SpA	3,320,100	3,607,323
Telecom Italia SpA-RSP	606,200	589,548

		4,196,871

Gas Utilities 0.6%
Snam Rete Gas SpA	854,937	3,946,914

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	159,300	2,802,522

		10,946,307

JAPAN 24.3%

Auto Components 1.3%
Bridgestone Corp.	261,300	5,928,813
NGK Spark Plug Co., Ltd.	82,000	1,114,415
Sumitomo Rubber Industries Ltd.	53,700	686,631

		7,729,859

Automobiles 3.5%
Mazda Motor Corp.*(a)	1,023,000	2,069,272
Nissan Motor Co., Ltd.	1,153,300	10,204,443
Toyota Motor Corp.	255,400	8,754,904

		21,028,619

Beverages 0.5%
Asahi Group Holdings Ltd.	128,300	2,718,597

Building Products 0.8%
Asahi Glass Co., Ltd.	350,000	3,417,128
Nippon Sheet Glass Co., Ltd.	523,000	1,170,123

		4,587,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Chemicals 0.4%
Air Water, Inc.	29,000	$358,451
DIC Corp.	229,000	416,001
Mitsubishi Gas Chemical Co., Inc.	157,000	963,823
Ube Industries Ltd.	247,000	820,842

		2,559,117

Commercial Banks 2.3%
Mitsubishi UFJ Financial Group, Inc.	547,500	2,512,836
Sumitomo Mitsui Financial Group, Inc.(a)	405,837	11,434,695

		13,947,531

Computers & Peripherals 1.5%
Fujitsu Ltd.	1,431,000	6,748,382
Toshiba Corp.	481,000	1,962,215

		8,710,597

Diversified Financial Services 0.3%
ORIX Corp.	25,870	2,030,471

Diversified Telecommunication Services 2.0%
Nippon Telegraph & Telephone Corp.	251,700	12,058,480

Electrical Equipment 1.1%
Furukawa Electric Co., Ltd.(a)	244,000	664,532
Mitsubishi Electric Corp.	363,000	3,215,405
Sumitomo Electric Industries Ltd.	256,100	3,007,740

		6,887,677

Gas Utilities 0.2%
Tokyo Gas Co., Ltd.	245,000	1,137,980

Household Durables 0.8%
Sharp Corp.(a)	347,000	2,915,221
Sony Corp.(a)	89,300	1,709,379

		4,624,600

Leisure Equipment & Products 0.1%
Namco Bandai Holdings, Inc.(a)	22,700	307,447

Machinery 0.4%
Amada Co., Ltd.	344,000	2,262,834

Metals & Mining 0.4%
Dowa Holdings Co., Ltd.	74,000	411,833
JFE Holdings, Inc.	109,900	2,218,468

		2,630,301

Office Electronics 1.0%
Canon, Inc.	77,000	3,496,266
Konica Minolta Holdings, Inc.(a)	368,000	2,523,270

		6,019,536

Oil, Gas & Consumable Fuels 1.2%
JX Holdings, Inc.	1,298,300	7,286,951

Pharmaceuticals 0.4%
Otsuka Holdings Co., Ltd.	86,200	2,361,555

Road & Rail 0.9%
East Japan Railway Co.	53,200	3,225,337
Nippon Express Co., Ltd.	532,000	2,269,239

		5,494,576

Semiconductors & Semiconductor Equipment 0.0%†
Sumco Corp.*	21,000	196,109

Software 0.1%
Nintendo Co., Ltd.(a)	6,000	881,626

Tobacco 1.9%
Japan Tobacco, Inc.	2,469	11,548,893

Trading Companies & Distributors 2.4%
Marubeni Corp.	433,000	2,417,855
Mitsubishi Corp.	107,400	2,186,625
Mitsui & Co., Ltd.(a)	267,400	3,873,363
Sumitomo Corp.(a)	460,400	5,696,788

		14,174,631

Wireless Telecommunication Services 0.8%
KDDI Corp.	704	4,846,589

		146,031,827

NETHERLANDS 9.4%

Aerospace & Defense 0.6%
European Aeronautic Defence and Space Co. NV	133,143	3,742,501

Chemicals 0.3%
Koninklijke DSM NV	41,700	1,813,058

Diversified Financial Services 1.8%
ING Groep NV, CVA*	1,549,308	10,928,598

Diversified Telecommunication Services 0.5%
Koninklijke KPN NV	227,898	3,001,652

Food & Staples Retailing 0.5%
Koninklijke Ahold NV	247,300	2,908,292

Food Products 0.8%
Unilever NV, CVA	157,658	4,990,408

Insurance 0.5%
Aegon NV*	783,700	3,176,633

Oil, Gas & Consumable Fuels 4.0%
Royal Dutch Shell PLC-GBP, Class A	505,607	15,621,741
Royal Dutch Shell PLC-EUR, Class A(a)	274,954	8,478,823

		24,100,564

Professional Services 0.4%
Randstad Holding NV	65,200	2,078,622

		56,740,328

NEW ZEALAND 0.2%

Diversified Telecommunication Services 0.2%
Telecom Corp. of New Zealand Ltd.	555,000	1,091,718

NORWAY 0.7%

Commercial Banks 0.5%
DnB NOR ASA	300,080	2,990,648

Diversified Telecommunication Services 0.2%
Telenor ASA	99,300	1,531,525

		4,522,173

POLAND 0.2%

Metals & Mining 0.2%
KGHM Polska Miedz SA	25,050	980,862

PORTUGAL 0.4%

Electric Utilities 0.4%
EDP - Energias de Portugal SA	719,200	2,215,128

RUSSIA 0.6%

Oil, Gas & Consumable Fuels 0.6%
Gazprom OAO, ADR	202,550	1,934,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
RUSSIA (continued)
LUKOIL OAO, ADR	29,060	$1,458,521

		3,392,874

SINGAPORE 0.5%

Diversified Telecommunication Services 0.5%
Singapore Telecommunications Ltd.	1,333,000	3,213,236

SOUTH AFRICA 0.3%

Diversified Financial Services 0.2%
African Bank Investments Ltd.	363,545	1,478,860
Metals & Mining 0.1%
Exxaro Resources Ltd.	30,810	645,751

		2,124,611

SOUTH KOREA 1.4%

Commercial Banks 0.2%
Hana Financial Group, Inc.	12,600	366,364
KB Financial Group, Inc.	19,546	645,841

		1,012,205

Electronic Equipment, Instruments & Components 0.2%
LG Display Co., Ltd.	71,500	1,166,120

Semiconductors & Semiconductor Equipment 1.0%
Samsung Electronics Co., Ltd.	8,787	6,135,579

		8,313,904

SPAIN 1.8%

Commercial Banks 0.4%
Banco Bilbao Vizcaya Argentaria SA	309,828	2,565,269

Gas Utilities 0.6%
Gas Natural SDG, SA	194,200	3,302,390

Oil, Gas & Consumable Fuels 0.8%
Repsol YPF SA	184,656	4,874,695

		10,742,354

SWEDEN 1.5%

Aerospace & Defense 0.2%
Saab AB, Class B	55,400	993,866

Commercial Banks 0.7%
Nordea Bank AB	543,132	4,395,637

Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B	383,216	3,679,645

		9,069,148

SWITZERLAND 5.3%

Capital Markets 0.4%
Credit Suisse Group AG REG*	92,700	2,425,146

Construction Materials 0.7%
Holcim Ltd. REG*(a)	75,128	3,986,881

Media 0.3%
Informa PLC	426,400	2,164,026

Metals & Mining 0.6%
Glencore International PLC(a)	88,368	555,200
Xstrata PLC	223,461	2,821,797

		3,376,997

Pharmaceuticals 3.3%
Novartis AG REG	267,421	14,938,591
Roche Holding AG	32,100	5,184,539

		20,123,130

		32,076,180

TAIWAN 0.6%

Electronic Equipment, Instruments & Components 0.4%
AU Optronics Corp.	1,067,000	424,678
Hon Hai Precision Industry Co., Ltd., GDR REG(a)	221,587	997,867
Hon Hai Precision Industry Co., Ltd., GDR REG	280,572	1,274,190

		2,696,735

Semiconductors & Semiconductor Equipment 0.2%
Advanced Semiconductor Engineering, Inc.	723,000	616,443
Powertech Technology, Inc.	254,100	540,310

		1,156,753

		3,853,488

TURKEY 0.2%

Commercial Banks 0.2%
Turkiye Is Bankasi, Class C	168,800	433,623
Turkiye Vakiflar Bankasi TAO, Class D	367,800	733,138

		1,166,761

UNITED KINGDOM 18.8%

Aerospace & Defense 0.1%
BAE Systems PLC	117,277	484,373

Auto Components 0.4%
GKN PLC	868,900	2,359,272

Capital Markets 0.3%
Man Group PLC	612,594	1,584,639

Commercial Banks 2.5%
Barclays PLC	2,145,357	5,261,183
HSBC Holdings PLC	262,230	2,008,498
Lloyds Banking Group PLC*	10,285,982	5,522,077
Standard Chartered PLC	116,315	2,320,598

		15,112,356

Distributors 0.2%
Inchcape PLC	199,530	861,825

Diversified Telecommunication Services 0.5%
BT Group PLC	1,055,619	2,829,400

Hotels, Restaurants & Leisure 0.5%
Intercontinental Hotels Group PLC	174,675	2,832,472

Independent Power Producers & Energy Traders 0.5%
International Power PLC	668,710	3,174,411

Industrial Conglomerates 0.3%
Cookson Group PLC	291,489	1,944,593

Insurance 1.0%
Aviva PLC	329,500	1,549,598
Prudential PLC	543,704	4,669,353

		6,218,951

Metals & Mining 1.2%
Petropavlovsk PLC	84,666	778,596
Rio Tinto PLC	149,900	6,647,785

		7,426,381

Multi-Utilities 0.6%
Centrica PLC	824,492	3,800,588

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Oil, Gas & Consumable Fuels 3.0%
BP PLC	2,370,015	$14,209,846
Cairn Energy PLC*	517,485	2,244,353
Tullow Oil PLC	86,307	1,745,483

		18,199,682

Pharmaceuticals 3.4%
AstraZeneca PLC	202,000	8,964,653
GlaxoSmithKline PLC	564,029	11,638,785

		20,603,438

Real Estate Investment Trusts (REITs) 0.2%
British Land Co., PLC	184,900	1,361,949

Tobacco 1.4%
British American Tobacco PLC	139,686	5,898,283
Imperial Tobacco Group PLC	69,900	2,358,957

		8,257,240

Wireless Telecommunication Services 2.7%
Vodafone Group PLC	6,204,344	15,990,339

		113,041,909

Total Common Stocks (cost $695,518,525)		582,737,929

Preferred Stock 0.9%

	Shares	Market Value
GERMANY 0.9%

Automobiles 0.9%
Volkswagen AG	42,489	$5,607,204

Total Preferred Stocks (cost $6,740,136)		5,607,204

Right 0.0%†

	Number of Rights	Market Value
SPAIN 0.0%†

Commercial Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA, expiration 10/14/11*	309,828	$45,660

Total Right (cost $–)		45,660

Mutual Fund 2.4%

	Shares	Market Value

Money Market Fund 2.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(b)	14,444,137	$14,444,137

Total Mutual Fund (cost $14,444,137)		14,444,137

Repurchase Agreement 7.0%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $41,754,962, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value $42,589,898.(c)	$41,754,788	$41,754,788

Total Repurchase Agreement (cost $41,754,788)		41,754,788

Total Investments (cost $758,457,586) (d) — 107.3%		644,589,718

Liabilities in excess of other assets — (7.3%)		(43,913,047)

NET ASSETS — 100.0%		$600,676,671

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $39,262,949.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011 was $41,754,788.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $769,595,777, tax unrealized appreciation and depreciation were $7,825,010 and $(132,831,069), respectively.

†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
EUR	Euro
GBP	Great British Pound
GDR	Global Depositary Receipt
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAO	Turkish Incorporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	10/14/11	(4,337,000)	$(4,400,897)	$(4,191,277)	$209,620
Australian Dollar	JPMorgan Chase Bank	10/14/11	(3,681,000)	(3,906,645)	(3,557,318)	349,327
British Pound	JPMorgan Chase Bank	10/14/11	(21,775,000)	(34,829,330)	(33,953,031)	876,299
British Pound	JPMorgan Chase Bank	10/14/11	(799,000)	(1,298,903)	(1,245,854)	53,049
British Pound	JPMorgan Chase Bank	10/14/11	(1,910,000)	(3,055,064)	(2,978,199)	76,865
British Pound	Barclays Bank PLC	11/08/11	(522,678)	(848,271)	(814,812)	33,459
British Pound	Westpac Banking Corp.	11/08/11	(5,614,957)	(9,083,085)	(8,753,249)	329,836
British Pound	Westpac Banking Corp.	11/08/11	(621,720)	(1,009,963)	(969,210)	40,753
British Pound	State Street Bank and Trust	11/08/11	(12,667,777)	(20,665,832)	(19,748,009)	917,823
British Pound	State Street Bank and Trust	11/08/11	(2,156,857)	(3,518,244)	(3,362,361)	155,883
British Pound	HSBC Bank PLC	11/08/11	(1,964,669)	(3,090,574)	(3,062,756)	27,818
British Pound	Royal Bank of Canada	11/08/11	(336,510)	(549,781)	(524,591)	25,190
Canadian Dollar	JPMorgan Chase Bank	10/14/11	(13,804,000)	(14,241,205)	(13,169,663)	1,071,542
Canadian Dollar	State Street Bank and Trust	11/08/11	(2,266,275)	(2,323,598)	(2,160,827)	162,771
Canadian Dollar	JPMorgan Chase Bank	1/13/12	(1,979,000)	(2,008,281)	(1,884,701)	123,580
Euro	JPMorgan Chase Bank	10/14/11	(2,411,000)	(3,444,499)	(3,229,896)	214,603
Euro	JPMorgan Chase Bank	10/14/11	(2,113,000)	(3,033,550)	(2,830,681)	202,869
Euro	JPMorgan Chase Bank	10/14/11	(11,654,000)	(16,506,959)	(15,612,281)	894,678
Euro	HSBC Bank PLC	11/08/11	(1,988,498)	(2,713,901)	(2,663,461)	50,440
Euro	Citibank NA	11/08/11	(2,950,000)	(4,199,234)	(3,951,329)	247,905
Euro	Westpac Banking Corp.	11/08/11	(7,011,946)	(9,962,573)	(9,392,034)	570,539
Euro	Barclays Bank PLC	11/08/11	(1,210,476)	(1,661,772)	(1,621,352)	40,420
Euro	State Street Bank and Trust	11/08/11	(443,319)	(595,980)	(593,796)	2,184
Euro	State Street Bank and Trust	11/08/11	(964,155)	(1,390,205)	(1,291,421)	98,784
Euro	BNP Paribas	11/08/11	(400,000)	(571,097)	(535,773)	35,324
Euro	State Street Bank and Trust	11/08/11	(6,158,062)	(8,749,312)	(8,248,313)	500,999
Euro	Barclays Bank PLC	11/08/11	(456,860)	(658,935)	(611,933)	47,002
Euro	Deutsche Bank Securities, Inc.	11/08/11	(1,059,036)	(1,527,866)	(1,418,509)	109,357
Euro	State Street Bank and Trust	11/08/11	(2,097,772)	(3,024,756)	(2,809,825)	214,931
Euro	JPMorgan Chase Bank	1/13/12	(4,281,000)	(5,923,962)	(5,733,757)	190,205
Hong Kong Dollar	UBS AG	11/08/11	(16,432,601)	(2,110,201)	(2,111,056)	(855)
Japanese Yen	JPMorgan Chase Bank	10/14/11	(1,371,987,000)	(16,971,635)	(17,790,473)	(818,838)
Japanese Yen	JPMorgan Chase Bank	10/14/11	(803,281,000)	(9,957,864)	(10,416,096)	(458,232)
Japanese Yen	BNP Paribas	11/08/11	(140,984,687)	(1,837,799)	(1,828,791)	9,008
Japanese Yen	Citibank NA	11/08/11	(177,966,227)	(2,322,012)	(2,308,498)	13,514
Japanese Yen	Barclays Bank PLC	11/08/11	(208,975,860)	(2,725,490)	(2,710,742)	14,748
Japanese Yen	Morgan Stanley Co., Inc.	11/08/11	(751,364,868)	(9,763,285)	(9,746,370)	16,915
Japanese Yen	Barclays Bank PLC	11/08/11	(53,662,160)	(693,921)	(696,082)	(2,161)
Japanese Yen	JPMorgan Chase Bank	1/13/12	(198,208,000)	(2,586,154)	(2,573,885)	12,269
New Zealand Dollar	JPMorgan Chase Bank	10/14/11	(1,197,000)	(1,018,084)	(911,894)	106,190
New Zealand Dollar	JPMorgan Chase Bank	10/14/11	(7,203,000)	(5,989,273)	(5,487,365)	501,908
New Zealand Dollar	JPMorgan Chase Bank	10/14/11	(8,907,000)	(7,233,019)	(6,785,502)	447,517
Norwegian Krone	JPMorgan Chase Bank	10/14/11	(36,686,000)	(6,776,185)	(6,246,484)	529,701
Norwegian Krone	JPMorgan Chase Bank	10/14/11	(38,305,000)	(6,908,544)	(6,522,150)	386,394
Norwegian Krone	JPMorgan Chase Bank	10/14/11	(6,596,000)	(1,200,167)	(1,123,093)	77,074
Swedish Krona	JPMorgan Chase Bank	10/14/11	(7,426,000)	(1,138,800)	(1,081,717)	57,083
Swedish Krona	JPMorgan Chase Bank	10/14/11	(45,110,000)	(6,886,010)	(6,571,001)	315,009
Swedish Krona	Deutsche Bank Securities, Inc.	11/08/11	(4,761,717)	(742,202)	(692,708)	49,494
Swedish Krona	Royal Bank of Canada	11/08/11	(10,012,917)	(1,548,582)	(1,456,622)	91,960
Swiss Franc	JPMorgan Chase Bank	10/14/11	(1,972,000)	(2,587,281)	(2,176,040)	411,241
Swiss Franc	JPMorgan Chase Bank	10/14/11	(1,159,000)	(1,529,306)	(1,278,920)	250,386
Swiss Franc	JPMorgan Chase Bank	10/14/11	(11,075,000)	(14,536,982)	(12,220,915)	2,316,067
Swiss Franc	JPMorgan Chase Bank	10/14/11	(1,240,000)	(1,561,180)	(1,368,301)	192,879
Swiss Franc	JPMorgan Chase Bank	10/14/11	(1,764,000)	(2,151,902)	(1,946,519)	205,383
Swiss Franc	UBS AG	11/08/11	(1,460,724)	(1,858,403)	(1,612,633)	245,770
Swiss Franc	Westpac Banking Corp.	11/08/11	(2,040,908)	(2,602,386)	(2,253,156)	349,230

Total Short Contracts				$(284,030,941)	$(270,837,232)	$13,193,709

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	10/14/11	6,757,000	$7,046,092	$6,529,965	$(516,127)
Australian Dollar	JPMorgan Chase Bank	10/14/11	11,118,000	11,742,831	10,744,435	(998,396)
Australian Dollar	Westpac Banking Corp.	11/08/11	4,756,717	5,067,041	4,581,908	(485,133)
Australian Dollar	State Street Bank and Trust	11/08/11	22,382,095	23,384,142	21,559,554	(1,824,588)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Appreciation/ Unrealized (Depreciation)
Long Contracts: (continued)
Australian Dollar	JPMorgan Chase Bank	1/13/12	2,038,000	$2,140,694	$1,948,656	$(192,038)
Australian Dollar	JPMorgan Chase Bank	1/13/12	971,000	986,370	928,432	(57,938)
British Pound	JPMorgan Chase Bank	10/14/11	7,753,000	12,497,294	12,088,995	(408,299)
British Pound	JPMorgan Chase Bank	10/14/11	1,910,000	3,054,357	2,978,199	(76,158)
British Pound	JPMorgan Chase Bank	10/14/11	14,022,000	22,692,083	21,864,037	(828,046)
British Pound	JPMorgan Chase Bank	10/14/11	3,227,000	5,222,319	5,031,754	(190,565)
British Pound	Deutsche Bank Securities, Inc.	11/08/11	935,786	1,533,301	1,458,813	(74,488)
British Pound	Westpac Banking Corp.	11/08/11	469,539	737,373	731,972	(5,401)
British Pound	Royal Bank of Canada	11/08/11	661,891	1,080,340	1,031,833	(48,507)
British Pound	Royal Bank of Canada	11/08/11	162,426	264,415	253,209	(11,206)
British Pound	Westpac Banking Corp.	11/08/11	5,490,658	8,870,789	8,559,478	(311,311)
British Pound	Westpac Banking Corp.	11/08/11	828,976	1,295,295	1,292,305	(2,990)
Canadian Dollar	JPMorgan Chase Bank	10/14/11	1,069,000	1,079,362	1,019,876	(59,486)
Canadian Dollar	JPMorgan Chase Bank	10/14/11	1,133,000	1,179,238	1,080,935	(98,303)
Canadian Dollar	JPMorgan Chase Bank	10/14/11	989,000	997,237	943,552	(53,685)
Canadian Dollar	Royal Bank of Canada	11/08/11	295,906	297,374	282,138	(15,236)
Euro	JPMorgan Chase Bank	10/14/11	5,718,000	8,108,313	7,660,119	(448,194)
Euro	JPMorgan Chase Bank	10/14/11	1,513,000	2,142,529	2,026,890	(115,639)
Euro	JPMorgan Chase Bank	10/14/11	6,610,000	9,515,366	8,855,086	(660,280)
Euro	HSBC Bank PLC	11/08/11	1,314,152	1,872,648	1,760,219	(112,429)
Euro	Deutsche Bank Securities, Inc.	11/08/11	1,333,368	1,926,469	1,785,957	(140,512)
Euro	Morgan Stanley Co., Inc.	11/08/11	793,872	1,144,232	1,063,339	(80,893)
Euro	Societe Generale	11/08/11	541,026	767,190	724,668	(42,522)
Euro	Credit Suisse International	11/08/11	993,439	1,426,976	1,330,646	(96,330)
Euro	Morgan Stanley Co., Inc.	11/08/11	292,349	415,481	391,582	(23,899)
Euro	Westpac Banking Corp.	11/08/11	11,481,364	16,365,893	15,378,522	(987,371)
Euro	Barclays Bank PLC	11/08/11	392,819	566,648	526,155	(40,493)
Euro	HSBC Bank PLC	11/08/11	748,415	1,020,781	1,002,452	(18,329)
Hong Kong Dollar	State Street Bank and Trust	11/08/11	50,339,814	6,458,376	6,467,033	8,657
Hong Kong Dollar	Westpac Banking Corp.	11/08/11	8,146,653	1,047,312	1,046,581	(731)
Japanese Yen	JPMorgan Chase Bank	10/14/11	301,440,000	3,928,376	3,908,754	(19,622)
Japanese Yen	JPMorgan Chase Bank	10/14/11	331,820,000	4,322,960	4,302,690	(20,270)
Japanese Yen	JPMorgan Chase Bank	10/14/11	633,898,000	8,047,659	8,219,717	172,058
Japanese Yen	Westpac Banking Corp.	11/08/11	70,606,309	926,589	915,874	(10,715)
Japanese Yen	State Street Bank and Trust	11/08/11	834,984,530	10,863,142	10,831,047	(32,095)
Japanese Yen	State Street Bank and Trust	11/08/11	95,702,505	1,198,784	1,241,410	42,626
Japanese Yen	BNP Paribas	11/08/11	68,200,365	889,326	884,665	(4,661)
Japanese Yen	Deutsche Bank Securities, Inc.	11/08/11	233,965,714	3,059,679	3,034,899	(24,780)
Japanese Yen	Citibank NA	11/08/11	47,969,598	628,093	622,240	(5,853)
New Zealand Dollar	JPMorgan Chase Bank	10/14/11	17,307,000	14,327,773	13,184,761	(1,143,012)
Norwegian Krone	JPMorgan Chase Bank	10/14/11	81,587,000	14,956,096	13,891,727	(1,064,369)
Norwegian Krone	BNP Paribas	11/08/11	7,579,167	1,400,447	1,288,868	(111,579)
Singapore Dollar	State Street Bank and Trust	11/08/11	3,201,057	2,637,492	2,447,510	(189,982)
Swedish Krona	JPMorgan Chase Bank	10/14/11	55,840,000	8,757,773	8,133,998	(623,775)
Swedish Krona	JPMorgan Chase Bank	10/14/11	40,231,000	6,273,058	5,860,295	(412,763)
Swedish Krona	State Street Bank and Trust	11/08/11	7,502,433	1,163,884	1,091,411	(72,473)
Swedish Krona	JPMorgan Chase Bank	1/13/12	6,787,000	1,050,847	984,524	(66,323)
Swiss Franc	JPMorgan Chase Bank	10/14/11	8,227,000	9,804,202	9,078,237	(725,965)
Swiss Franc	JPMorgan Chase Bank	10/14/11	17,355,000	20,641,301	19,150,698	(1,490,603)
Swiss Franc	State Street Bank and Trust	11/08/11	2,493,145	3,137,491	2,752,423	(385,068)
Swiss Franc	State Street Bank and Trust	11/08/11	5,517,502	7,102,129	6,091,303	(1,010,826)
Swiss Franc	JPMorgan Chase Bank	1/13/12	1,973,000	2,542,133	2,181,695	(360,438)
Swiss Franc	JPMorgan Chase Bank	1/13/12	846,000	976,962	935,486	(41,476)

Total Long Contracts				$292,582,357	$275,963,527	$(16,618,830)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

At September 30, 2011, the Fund's open forward foreign currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland	11/08/11	1,260,442	British Pound	(2,010,064)	Australian Dollar	$1,936,194	$1,964,925	$28,731
Westpac Banking Corp.	11/08/11	126,352,797	Japanese Yen	(1,606,465)	Australian Dollar	1,547,427	1,638,992	91,565
Royal Bank of Canada	11/08/11	1,062,064	Australian Dollar	(664,670)	British Pound	1,036,164	1,023,033	(13,131)
Royal Bank of Canada	11/08/11	640,700	Australian Dollar	(401,930)	British Pound	626,575	617,154	(9,421)
TD Bank	11/08/11	105,312,568	Japanese Yen	(964,683)	Euro	1,292,130	1,366,068	73,938
Royal Bank of Canada	11/08/11	613,532	Canadian Dollar	(45,646,474)	Japanese Yen	592,106	584,985	(7,121)
Westpac Banking Corp.	11/08/11	865,397	Euro	(94,904,414)	Japanese Yen	1,231,058	1,159,141	(71,917)
Morgan Stanley Co., Inc.	11/08/11	694,638	Euro	(76,548,621)	Japanese Yen	992,954	930,421	(62,533)
Barclays Bank PLC	11/08/11	13,840,376	Hong Kong Dollar	(135,768,552)	Japanese Yen	1,761,129	1,778,039	16,910

						$11,015,737	$11,062,758	$47,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,220,740	$—	$5,220,740
Airlines	—	3,107,928	—	3,107,928
Auto Components	1,983,968	11,336,722	—	13,320,690
Automobiles	—	29,125,217	—	29,125,217
Beverages	—	2,718,597	—	2,718,597
Building Products	—	5,296,866	—	5,296,866
Capital Markets	—	8,727,052	—	8,727,052
Chemicals	1,810,478	12,322,446	—	14,132,924
Commercial Banks	3,390,120	68,955,052	—	72,345,172
Communications Equipment	—	3,679,645	—	3,679,645
Computers & Peripherals	—	8,710,597	—	8,710,597
Construction & Engineering	—	5,004,952	—	5,004,952
Construction Materials	—	3,986,881	—	3,986,881
Distributors	—	861,825	—	861,825
Diversified Financial Services	—	16,511,831	—	16,511,831
Diversified Telecommunication Services	—	36,094,619	—	36,094,619
Electric Utilities	—	13,059,184	—	13,059,184
Electrical Equipment	—	12,014,414	—	12,014,414
Electronic Equipment, Instruments & Components	1,961,915	2,588,665	—	4,550,580
Food & Staples Retailing	707,844	4,585,193	—	5,293,037
Food Products	—	4,990,408	—	4,990,408
Gas Utilities	—	8,387,284	—	8,387,284
Hotels, Restaurants & Leisure	—	6,749,381	—	6,749,381
Household Durables	—	4,624,600	—	4,624,600
Independent Power Producers & Energy Traders	—	3,174,411	—	3,174,411
Industrial Conglomerates	—	2,441,992	—	2,441,992
Insurance	519,989	28,617,035	—	29,137,024
Leisure Equipment & Products	—	307,447	—	307,447
Machinery	—	2,262,834	—	2,262,834
Media	—	2,953,142	—	2,953,142
Metals & Mining	4,701,027	19,102,387	—	23,803,414
Multiline Retail	—	2,134,749	—	2,134,749
Multi-Utilities	—	11,479,459	—	11,479,459
Office Electronics	—	6,019,536	—	6,019,536
Oil, Gas & Consumable Fuels	8,043,670	59,688,570	—	67,732,240
Paper & Forest Products	—	3,479,395	—	3,479,395
Pharmaceuticals	—	60,320,629	—	60,320,629
Professional Services	—	4,451,512	—	4,451,512
Real Estate Investment Trusts (REITs)	—	1,361,949	—	1,361,949
Real Estate Management & Development	—	2,829,688	—	2,829,688
Road & Rail	—	5,494,576	—	5,494,576
Semiconductors & Semiconductor Equipment	—	7,488,441	—	7,488,441
Software	—	881,626	—	881,626
Specialty Retail	—	524,039	—	524,039
Textiles, Apparel & Luxury Goods	—	829,816	—	829,816
Tobacco	—	19,806,133	—	19,806,133
Trading Companies & Distributors	—	14,174,631	—	14,174,631
Transportation Infrastructure	—	297,894	—	297,894

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager International Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	—	20,836,928	—	20,836,928

Total Common Stocks	$23,119,011	$559,618,918	$—	$582,737,929

Forward Foreign Currency Contracts	—	14,908,280	—	14,908,280
Mutual Fund	14,444,137	—	—	14,444,137
Preferred Stock*	—	5,607,204	—	5,607,204
Repurchase Agreement	—	41,754,788	—	41,754,788
Right*	—	45,660	—	45,660

Total Assets	$37,563,148	$621,934,850	$—	$659,497,998

Liabilities:
Forward Foreign Currency Contracts	—	(18,286,380)	—	(18,286,380)

Total Liabilities	$—	$(18,286,380)	$—	$(18,286,380)

Total	$37,563,148	$603,648,470	$—	$641,211,618

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$14,908,280

Total		$14,908,280

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(18,286,380)

Total		$(18,286,380)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 96.2%

	Shares	Market Value
Aerospace & Defense 3.7%
Boeing Co. (The)	38,787	$2,347,001
Goodrich Corp.	37,600	4,537,568
Precision Castparts Corp.	85,839	13,344,531
Raytheon Co.	83,471	3,411,460
United Technologies Corp.	146,438	10,303,378

		33,943,938

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	61,700	4,224,599

Auto Components 0.7%
BorgWarner, Inc.*	103,854	6,286,283

Beverages 2.4%
Coca-Cola Co. (The)	216,202	14,606,607
PepsiCo, Inc.	119,774	7,414,011

		22,020,618

Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.*	42,577	2,727,483
Celgene Corp.*	57,400	3,554,208

		6,281,691

Capital Markets 0.9%
Franklin Resources, Inc.	57,600	5,508,864
TD Ameritrade Holding Corp.	196,300	2,886,591

		8,395,455

Chemicals 3.1%
Ecolab, Inc.	101,100	4,942,779
Monsanto Co.	258,710	15,532,948
Praxair, Inc.	40,064	3,745,183
Sigma-Aldrich Corp.	56,962	3,519,682

		27,740,592

Commercial Banks 0.5%
Comerica, Inc.	121,565	2,792,348
Itau Unibanco Holding SA, ADR-BR	131,629	2,042,882

		4,835,230

Commercial Services & Supplies 0.7%
Republic Services, Inc.	142,284	3,992,489
Stericycle, Inc.*	23,943	1,932,679

		5,925,168

Communications Equipment 2.7%
Juniper Networks, Inc.*	153,509	2,649,565
QUALCOMM, Inc.	457,427	22,244,675

		24,894,240

Computers & Peripherals 9.3%
Apple, Inc.*	171,382	65,327,391
EMC Corp.*	790,983	16,602,733
NetApp, Inc.*	82,000	2,783,080

		84,713,204

Construction & Engineering 0.6%
Fluor Corp.	107,600	5,008,780

Diversified Financial Services 1.6%
CME Group, Inc.	26,817	6,607,709
IntercontinentalExchange, Inc.*	41,410	4,897,146
JPMorgan Chase & Co.	105,200	3,168,624

		14,673,479

Electric Utilities 0.4%
American Electric Power Co., Inc.	107,176	4,074,831

Energy Equipment & Services 3.9%
Baker Hughes, Inc.	102,800	4,745,248
Ensco PLC, ADR-UK	58,250	2,355,047
FMC Technologies, Inc.*	199,300	7,493,680
Halliburton Co.	95,690	2,920,459
National Oilwell Varco, Inc.	80,606	4,128,639
Schlumberger Ltd.	225,727	13,482,674

		35,125,747

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	57,100	4,689,052
Kroger Co. (The)	252,743	5,550,236
Wal-Mart Stores, Inc.	113,982	5,915,666

		16,154,954

Food Products 2.0%
General Mills, Inc.	97,000	3,731,590
Green Mountain Coffee Roasters, Inc.*	49,400	4,591,236
Mead Johnson Nutrition Co.	78,710	5,417,609
Tyson Foods, Inc., Class A	273,761	4,752,491

		18,492,926

Health Care Equipment & Supplies 1.8%
Covidien PLC	86,636	3,820,648
Edwards Lifesciences Corp.*	74,200	5,288,976
Intuitive Surgical, Inc.*	9,900	3,606,372
Varian Medical Systems, Inc.*	69,600	3,630,336

		16,346,332

Health Care Providers & Services 3.5%
Express Scripts, Inc.*	197,835	7,333,743
UnitedHealth Group, Inc.	537,059	24,769,161

		32,102,904

Health Care Technology 0.5%
Cerner Corp.*	72,000	4,933,440

Hotels, Restaurants & Leisure 5.7%
Ctrip.com International Ltd., ADR-CN*	104,900	3,373,584
Las Vegas Sands Corp.*	364,096	13,959,441
McDonald’s Corp.	76,904	6,753,709
Starbucks Corp.	389,177	14,512,410
Starwood Hotels & Resorts Worldwide, Inc.	145,688	5,655,608
Yum! Brands, Inc.	161,850	7,993,772

		52,248,524

Household Products 1.8%
Kimberly-Clark Corp.	79,937	5,676,326

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Household Products 1.8% (continued)
Procter & Gamble Co. (The)	163,122	$10,306,048

		15,982,374

Industrial Conglomerates 3.3%
3M Co.	41,378	2,970,527
Danaher Corp.	470,134	19,717,420
General Electric Co.	224,660	3,423,818
Tyco International Ltd.	91,950	3,746,962

		29,858,727

Information Technology Services 4.3%
Cognizant Technology Solutions Corp., Class A*	254,820	15,977,214
MasterCard, Inc., Class A	14,010	4,443,412
VeriFone Systems, Inc.*	53,140	1,860,963
Visa, Inc., Class A	199,380	17,090,853

		39,372,442

Internet & Catalog Retail 4.8%
Amazon.com, Inc.*	143,390	31,005,220
priceline.com, Inc.*	28,842	12,963,325

		43,968,545

Internet Software & Services 4.8%
Baidu, Inc., ADR-CN*	78,811	8,425,684
Google, Inc., Class A*	60,304	31,019,172
VeriSign, Inc.	134,000	3,833,740

		43,278,596

Life Sciences Tools & Services 1.4%
Illumina, Inc.*	157,450	6,442,854
Waters Corp.*	88,010	6,643,875

		13,086,729

Machinery 1.5%
Cummins, Inc.	48,810	3,985,825
Deere & Co.	85,800	5,540,106
Eaton Corp.	11,694	415,137
Illinois Tool Works, Inc.	86,400	3,594,240

		13,535,308

Media 1.4%
DIRECTV, Class A*	162,060	6,847,035
Scripps Networks Interactive, Inc., Class A	50,800	1,888,236
Time Warner, Inc.	120,431	3,609,317

		12,344,588

Metals & Mining 0.4%
Allegheny Technologies, Inc.	18,003	665,931
Cliffs Natural Resources, Inc.	55,300	2,829,701

		3,495,632

Multiline Retail 0.8%
Dollar General Corp.*	50,830	1,919,341
Kohl’s Corp.	100,707	4,944,713

		6,864,054

Oil, Gas & Consumable Fuels 4.3%
BG Group PLC, ADR-UK	34,451	3,286,625
Canadian Natural Resources Ltd.	136,970	4,009,112
Concho Resources, Inc.*	78,800	5,605,832
EOG Resources, Inc.	47,049	3,340,950
Newfield Exploration Co.*	71,658	2,844,106
Occidental Petroleum Corp.	170,210	12,170,015
Peabody Energy Corp.	84,700	2,869,636
Range Resources Corp.	77,041	4,503,817

		38,630,093

Personal Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	90,665	7,964,014

Pharmaceuticals 3.3%
Allergan, Inc.	126,927	10,456,246
Johnson & Johnson	159,480	10,160,471
Perrigo Co.	40,300	3,913,533
Shire PLC, ADR-IE	57,900	5,438,547

		29,968,797

Road & Rail 2.0%
Hertz Global Holdings, Inc.*	232,720	2,071,208
Union Pacific Corp.	198,073	16,176,622

		18,247,830

Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.	62,100	1,958,013
ARM Holdings PLC, ADR-UK	103,258	2,633,079
Intel Corp.	266,416	5,682,653

		10,273,745

Software 7.4%
Citrix Systems, Inc.*	261,333	14,250,489
Intuit, Inc.*	87,600	4,155,744
Microsoft Corp.	380,757	9,477,042
Oracle Corp.	996,833	28,648,980
Salesforce.com, Inc.*	90,900	10,388,052

		66,920,307

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	122,821	7,560,861
O’Reilly Automotive, Inc.*	70,800	4,717,404
TJX Cos., Inc.	87,540	4,855,844

		17,134,109

Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	144,662	7,497,831
Ralph Lauren Corp.	39,400	5,110,180
VF Corp.	46,751	5,681,182

		18,289,193

Tobacco 0.4%
Lorillard, Inc.	31,471	3,483,840

Wireless Telecommunication Services 1.4%
American Tower Corp., Class A*	239,640	12,892,632

Total Common Stocks (cost $878,763,147)		874,014,490

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Mutual Fund 4.3%

	Shares	Market Value
Money Market Fund 4.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	38,778,920	$38,778,920

Total Mutual Fund (cost $38,778,920)		38,778,920

Total Investments (cost $917,542,067) (b) — 100.5%		912,793,410
Liabilities in excess of other assets — (0.5%)		(4,098,397)

NET ASSETS — 100.0%		$908,695,013

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $923,928,979, tax unrealized appreciation and depreciation were $69,408,704 and $(80,544,273), respectively.

ADR	American Depositary Receipt
BR	Brazil
CN	China
IE	Ireland
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$874,014,490	$—	$—	$874,014,490
Mutual Fund	38,778,920	—	—	38,778,920

Total	$912,793,410	$—	$—	$912,793,410

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 97.8%

	Shares	Market Value
AUSTRALIA 0.2%

Air Freight & Logistics 0.2%
Toll Holdings Ltd.	517,758	$2,171,211

BERMUDA 1.7%

Insurance 1.6%
Everest Re Group Ltd.	140,301	11,137,093
PartnerRe Ltd.	84,700	4,427,269

		15,564,362

Oil, Gas & Consumable Fuels 0.1%
Frontline Ltd.	110,010	533,549

		16,097,911

CANADA 0.6%

Chemicals 0.3%
Methanex Corp.	138,100	2,878,004

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd.	106,500	3,117,255

		5,995,259

FRANCE 0.2%

Energy Equipment & Services 0.2%
Bourbon SA	80,457	1,830,656

GERMANY 0.1%

Construction Materials 0.1%
HeidelbergCement AG	34,015	1,235,740

HONG KONG 0.5%

Food Products 0.2%
China Agri-Industries Holdings Ltd.	2,831,000	1,778,379

Water Utilities 0.3%
Guangdong Investment Ltd.	4,244,000	2,637,728

		4,416,107

IRELAND 0.6%

Construction Materials 0.3%
CRH PLC	195,498	3,040,280

Health Care Equipment & Supplies 0.2%
Covidien PLC	33,100	1,459,710

Information Technology Services 0.1%
Accenture PLC, Class A	23,250	1,224,810

		5,724,800

ISRAEL 1.0%

Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd., ADR	260,012	9,677,647

JAPAN 0.3%

Oil, Gas & Consumable Fuels 0.3%
INPEX Corp.	512	3,144,241

NETHERLANDS 1.7%

Chemicals 0.3%
LyondellBasell Industries NV, Class A	137,409	3,356,902

Food Products 1.0%
Unilever NV, ADR	315,674	9,940,574

Semiconductors & Semiconductor Equipment 0.4%
ASML Holding NV	41,734	1,443,097
ASML Holding NV, NYRS REG	56,400	1,948,056

		3,391,153

		16,688,629

NORWAY 0.4%

Oil, Gas & Consumable Fuels 0.4%
Statoil ASA, ADR	184,700	3,980,285

SINGAPORE 0.4%

Electronic Equipment, Instruments & Components 0.4%
Flextronics International Ltd.*	654,400	3,684,272

SWITZERLAND 1.6%

Energy Equipment & Services 0.5%
Noble Corp.*	149,900	4,399,565

Insurance 0.4%
ACE Ltd.	28,700	1,739,220
Swiss Re AG*	54,832	2,572,216
Swiss Reinsurance Co., Ltd. REG*	3	139

		4,311,575

Pharmaceuticals 0.7%
Roche Holding AG	41,461	6,696,455

		15,407,595

UNITED KINGDOM 0.0%†

Hotels, Restaurants & Leisure 0.0%†
Thomas Cook Group PLC	482,287	297,276

UNITED STATES 88.5%

Aerospace & Defense 2.8%
Boeing Co. (The)	167,081	10,110,071
General Dynamics Corp.	65,200	3,709,228
Honeywell International, Inc.	208,542	9,157,079
L-3 Communications Holdings, Inc.	52,300	3,241,031
United Technologies Corp.	17,260	1,214,414

		27,431,823

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	62,800	3,965,820

Auto Components 1.1%
Johnson Controls, Inc.	323,714	8,536,338
Lear Corp.	47,881	2,054,095

		10,590,433

Automobiles 0.6%
Ford Motor Co.*	484,640	4,686,469
General Motors Co.*	45,610	920,410

		5,606,879

Beverages 2.6%
Coca-Cola Enterprises, Inc.	90,758	2,258,059
Dr Pepper Snapple Group, Inc.	84,860	3,290,871
Molson Coors Brewing Co., Class B	189,300	7,498,173
PepsiCo, Inc.	191,325	11,843,017

		24,890,120

Biotechnology 1.6%
Amgen, Inc.	159,820	8,782,109

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Biotechnology (continued)
Celgene Corp.*	103,569	$6,412,992

		15,195,101

Building Products 0.1%
Owens Corning, Inc.*	57,890	1,255,055

Capital Markets 2.8%
Ameriprise Financial, Inc.	224,499	8,836,281
BlackRock, Inc.	29,400	4,351,494
Franklin Resources, Inc.	60,471	5,783,446
Goldman Sachs Group, Inc. (The)	36,500	3,451,075
Invesco Ltd.	210,303	3,261,800
TD Ameritrade Holding Corp.	121,240	1,782,834

		27,466,930

Chemicals 1.0%
Air Products & Chemicals, Inc.	15,650	1,195,190
Celanese Corp. Series A	53,670	1,745,885
Dow Chemical Co. (The)	107,460	2,413,552
Mosaic Co. (The)	83,616	4,094,676

		9,449,303

Commercial Banks 6.8%
BB&T Corp.	468,900	10,001,637
Comerica, Inc.	111,290	2,556,331
Fifth Third Bancorp	1,012,845	10,229,734
PNC Financial Services Group, Inc.	49,820	2,400,826
SunTrust Banks, Inc.	373,527	6,704,810
U.S. Bancorp	557,770	13,129,906
Wells Fargo & Co.	872,870	21,053,624

		66,076,868

Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.	68,720	1,291,936

Communications Equipment 3.0%
Cisco Systems, Inc.	765,665	11,860,151
Harris Corp.	153,400	5,241,678
Juniper Networks, Inc.*	329,771	5,691,847
QUALCOMM, Inc.	123,860	6,023,312

		28,816,988

Computers & Peripherals 1.2%
EMC Corp.*	400,577	8,408,111
NetApp, Inc.*	58,983	2,001,883
SanDisk Corp.*	30,880	1,246,008

		11,656,002

Consumer Finance 1.0%
American Express Co.	29,710	1,333,979
Capital One Financial Corp.	73,910	2,929,053
SLM Corp.	431,826	5,376,234

		9,639,266

Containers & Packaging 0.1%
Owens-Illinois, Inc.*	76,500	1,156,680

Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A*	46,300	1,833,943
DeVry, Inc.	79,100	2,923,536

		4,757,479

Diversified Financial Services 5.2%
Bank of America Corp.	2,191,185	13,410,052
Citigroup, Inc.	145,500	3,727,710
JPMorgan Chase & Co.	921,525	27,756,333
Moody’s Corp.	62,560	1,904,952
NASDAQ OMX Group, Inc. (The)*	147,500	3,413,150

		50,212,197

Diversified Telecommunication Services 0.7%
AT&T, Inc.	84,700	2,415,644
CenturyLink, Inc.	137,275	4,546,548

		6,962,192

Electric Utilities 2.9%
American Electric Power Co., Inc.	219,962	8,362,955
Entergy Corp.	75,000	4,971,750
Exelon Corp.	61,990	2,641,394
NV Energy, Inc.	160,500	2,360,955
PPL Corp.	359,753	10,267,351

		28,604,405

Electrical Equipment 0.6%
Cooper Industries PLC	67,640	3,119,557
Hubbell, Inc., Class B	23,190	1,148,832
Thomas & Betts Corp.*	26,100	1,041,651

		5,310,040

Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.*	78,940	2,058,755
Corning, Inc.	265,640	3,283,311

		5,342,066

Energy Equipment & Services 1.3%
Cameron International Corp.*	64,442	2,676,921
Schlumberger Ltd.	163,420	9,761,076

		12,437,997

Food & Staples Retailing 1.2%
CVS Caremark Corp.	347,659	11,674,389

Food Products 3.0%
Archer-Daniels-Midland Co.	225,600	5,597,136
ConAgra Foods, Inc.	198,747	4,813,652
General Mills, Inc.	289,136	11,123,062
Kraft Foods, Inc., Class A	94,050	3,158,199
Tyson Foods, Inc., Class A	229,000	3,975,440

		28,667,489

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	34,890	1,958,725
Boston Scientific Corp.*	1,220,536	7,213,368
Medtronic, Inc.	259,080	8,611,819

		17,783,912

Health Care Providers & Services 2.7%
Brookdale Senior Living, Inc.*	106,200	1,331,748
CIGNA Corp.	56,070	2,351,576
McKesson Corp.	37,750	2,744,425
UnitedHealth Group, Inc.	73,570	3,393,048
Universal Health Services, Inc., Class B	159,100	5,409,400
WellPoint, Inc.	167,081	10,907,048

		26,137,245

Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	114,840	3,479,652

Household Durables 0.4%
Newell Rubbermaid, Inc.	145,820	1,730,883
NVR, Inc.*	1,620	978,448
Toll Brothers, Inc.*	63,780	920,345

		3,629,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Household Products 0.7%
Energizer Holdings, Inc.*	54,340	$3,610,350
Procter & Gamble Co. (The)	51,978	3,283,970

		6,894,320

Industrial Conglomerates 2.6%
General Electric Co.	1,673,474	25,503,744

Information Technology Services 1.5%
Booz Allen Hamilton Holding Corp.*	283,800	4,220,106
Paychex, Inc.	146,400	3,860,568
Western Union Co. (The)	443,600	6,782,644

		14,863,318

Insurance 5.6%
Aflac, Inc.	73,501	2,568,860
Allstate Corp. (The)	93,922	2,225,012
Aon Corp.	61,740	2,591,845
Chubb Corp.	21,980	1,318,580
Hartford Financial Services Group, Inc.	249,817	4,032,046
Marsh & McLennan Cos., Inc.	240,652	6,386,904
MetLife, Inc.	120,380	3,371,844
Principal Financial Group, Inc.	119,900	2,718,133
Prudential Financial, Inc.	266,061	12,467,619
Reinsurance Group of America, Inc.	92,800	4,264,160
StanCorp Financial Group, Inc.	69,000	1,902,330
Travelers Cos., Inc. (The)	125,676	6,124,192
Unum Group	190,500	3,992,880

		53,964,405

Internet & Catalog Retail 0.5%
Liberty Interactive Corp., Class A*	325,918	4,813,809

Internet Software & Services 0.7%
eBay, Inc.*	46,950	1,384,555
Google, Inc., Class A*	11,139	5,729,679

		7,114,234

Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.*	25,860	1,309,550

Machinery 1.9%
Caterpillar, Inc.	24,000	1,772,160
Dover Corp.	68,350	3,185,110
Eaton Corp.	46,890	1,664,595
Illinois Tool Works, Inc.	56,681	2,357,929
PACCAR, Inc.	92,400	3,124,968
Parker Hannifin Corp.	48,600	3,068,118
Pentair, Inc.	77,682	2,486,601
Stanley Black & Decker, Inc.	22,020	1,081,182

		18,740,663

Media 4.4%
CBS Corp. Non-Voting Shares, Class B	323,617	6,595,315
Comcast Corp., Class A	138,580	2,896,322
DISH Network Corp., Class A*	174,677	4,377,406
News Corp., Class A	180,560	2,793,263
Omnicom Group, Inc.	182,980	6,740,983
Time Warner, Inc.	126,060	3,778,018
Viacom, Inc., Class B	45,530	1,763,832
Walt Disney Co. (The)	448,605	13,529,927

		42,475,066

Metals & Mining 0.3%
Cliffs Natural Resources, Inc.	22,600	1,156,442
Freeport-McMoRan Copper & Gold, Inc.	46,230	1,407,704

		2,564,146

Multiline Retail 1.1%
Kohl’s Corp.	155,900	7,654,690
Target Corp.	58,400	2,863,936

		10,518,626

Multi-Utilities 1.2%
PG&E Corp.	187,960	7,952,587
Public Service Enterprise Group, Inc.	114,640	3,825,537

		11,778,124

Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	90,010	5,675,130
Apache Corp.	14,700	1,179,528
Chevron Corp.	91,447	8,460,676
Cobalt International Energy, Inc.*	203,600	1,569,756
ConocoPhillips	82,980	5,254,294
CONSOL Energy, Inc.	88,600	3,006,198
Devon Energy Corp.	149,777	8,303,637
EOG Resources, Inc.	29,100	2,066,391
EQT Corp.	101,956	5,440,372
Exxon Mobil Corp.	224,238	16,286,406
Hess Corp.	21,370	1,121,070
Occidental Petroleum Corp.	267,209	19,105,444
Range Resources Corp.	52,986	3,097,562
Southwestern Energy Co.*	165,800	5,526,114
Whiting Petroleum Corp.*	62,200	2,181,976

		88,274,554

Pharmaceuticals 5.3%
Johnson & Johnson	89,100	5,676,561
Merck & Co., Inc.	1,025,484	33,543,582
Mylan, Inc.*	67,200	1,142,400
Pfizer, Inc.	557,490	9,856,423
Watson Pharmaceuticals, Inc.*	19,240	1,313,130

		51,532,096

Real Estate Investment Trusts (REITs) 1.1%
Alexandria Real Estate Equities, Inc.	30,766	1,888,725
Boston Properties, Inc.	30,001	2,673,089
Plum Creek Timber Co., Inc.	57,300	1,988,883
Simon Property Group, Inc.	37,751	4,151,855

		10,702,552

Semiconductors & Semiconductor Equipment 1.1%
KLA-Tencor Corp.	82,177	3,145,736
Maxim Integrated Products, Inc.	195,510	4,561,248
NVIDIA Corp.*	253,810	3,172,625

		10,879,609

Software 2.8%
Adobe Systems, Inc.*	242,841	5,869,467
BMC Software, Inc.*	78,420	3,023,875
Electronic Arts, Inc.*	225,250	4,606,363
Microsoft Corp.	457,861	11,396,160
Oracle Corp.	92,300	2,652,702

		27,548,567

Specialty Retail 1.2%
Guess?, Inc.	60,500	1,723,645
Home Depot, Inc.	84,850	2,789,020
Lowe’s Cos., Inc.	316,900	6,128,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Specialty Retail (continued)
Staples, Inc.	91,180	$1,212,694

		11,854,205

Wireless Telecommunication Services 0.8%
Sprint Nextel Corp.*	2,625,053	7,980,161

		858,799,692

Total Common Stocks (cost $1,087,960,568)		949,151,321

Mutual Fund 2.5%

	Shares	Market Value
Money Market Fund 2.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	24,415,955	$24,415,955

Total Mutual Fund (cost $24,415,955)		24,415,955

Total Investments (cost $1,112,376,523) (b) — 100.3%		973,567,276
Liabilities in excess of other assets — (0.3%)		(2,926,956)

NET ASSETS — 100.0%		$970,640,320

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $1,125,806,071, tax unrealized appreciation and depreciation were $8,559,115 and $(160,797,910), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$27,431,823	$—	$—	$27,431,823
Air Freight & Logistics	3,965,820	2,171,211	—	6,137,031
Auto Components	10,590,433	—	—	10,590,433
Automobiles	5,606,879	—	—	5,606,879
Beverages	24,890,120	—	—	24,890,120
Biotechnology	15,195,101	—	—	15,195,101
Building Products	1,255,055	—	—	1,255,055
Capital Markets	27,466,930	—	—	27,466,930
Chemicals	15,684,209	—	—	15,684,209
Commercial Banks	66,076,868	—	—	66,076,868
Commercial Services & Supplies	1,291,936	—	—	1,291,936
Communications Equipment	28,816,988	—	—	28,816,988
Computers & Peripherals	11,656,002	—	—	11,656,002
Construction Materials	—	4,276,020	—	4,276,020
Consumer Finance	9,639,266	—	—	9,639,266
Containers & Packaging	1,156,680	—	—	1,156,680
Diversified Consumer Services	4,757,479	—	—	4,757,479
Diversified Financial Services	50,212,197	—	—	50,212,197
Diversified Telecommunication Services	6,962,192	—	—	6,962,192
Electric Utilities	28,604,405	—	—	28,604,405
Electrical Equipment	5,310,040	—	—	5,310,040
Electronic Equipment, Instruments & Components	9,026,338	—	—	9,026,338
Energy Equipment & Services	16,837,562	1,830,656	—	18,668,218
Food & Staples Retailing	11,674,389	—	—	11,674,389
Food Products	38,608,063	1,778,379	—	40,386,442
Health Care Equipment & Supplies	19,243,622	—	—	19,243,622
Health Care Providers & Services	26,137,245	—	—	26,137,245
Hotels, Restaurants & Leisure	3,479,652	297,276	—	3,776,928
Household Durables	3,629,676	—	—	3,629,676
Household Products	6,894,320	—	—	6,894,320
Industrial Conglomerates	25,503,744	—	—	25,503,744
Information Technology Services	16,088,128	—	—	16,088,128
Insurance	71,267,987	2,572,355	—	73,840,342
Internet & Catalog Retail	4,813,809	—	—	4,813,809
Internet Software & Services	7,114,234	—	—	7,114,234
Life Sciences Tools & Services	1,309,550	—	—	1,309,550
Machinery	18,740,663	—	—	18,740,663
Media	42,475,066	—	—	42,475,066
Metals & Mining	2,564,146	—	—	2,564,146
Multiline Retail	10,518,626	—	—	10,518,626
Multi-Utilities	11,778,124	—	—	11,778,124
Oil, Gas & Consumable Fuels	95,905,643	3,144,241	—	99,049,884
Pharmaceuticals	61,209,743	6,696,455	—	67,906,198
Real Estate Investment Trusts (REITs)	10,702,552	—	—	10,702,552
Semiconductors & Semiconductor Equipment	12,827,665	1,443,097	—	14,270,762
Software	27,548,567	—	—	27,548,567
Specialty Retail	11,854,205	—	—	11,854,205
Water Utilities	—	2,637,728	—	2,637,728

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	7,980,161	—	—	7,980,161

Total Common Stocks	$922,303,903	$26,847,418	$—	$949,151,321

Mutual Fund	24,415,955	—	—	24,415,955

Total	$946,719,858	$26,847,418	$—	$973,567,276

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.2%

	Shares	Market Value
ARGENTINA 0.9%

Hotels, Restaurants & Leisure 0.4%
Arcos Dorados Holdings, Inc., Class A	133,870	$3,104,445

Internet Software & Services 0.5%
MercadoLibre, Inc.	62,800	3,375,500

		6,479,945

BRAZIL 0.5%

Aerospace & Defense 0.5%
Embraer SA, ADR	133,400	3,384,358

CANADA 0.2%

Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*	32,483	1,580,298

CHINA 0.5%

Internet Software & Services 0.2%
Baidu, Inc., ADR*	15,275	1,633,050

Media 0.3%
Focus Media Holding Ltd., ADR*	131,903	2,214,652

		3,847,702

IRELAND 0.3%

Pharmaceuticals 0.3%
Elan Corp. PLC, ADR*	69,605	732,941
Shire PLC	36,500	1,138,237

		1,871,178

ISRAEL 0.8%

Software 0.8%
Check Point Software Technologies Ltd.*(a)	113,147	5,969,636

NETHERLANDS 1.2%

Electrical Equipment 0.5%
Sensata Technologies Holding NV*	129,000	3,413,340

Energy Equipment & Services 0.7%
Core Laboratories NV(a)	56,147	5,043,685

		8,457,025

SINGAPORE 1.5%

Semiconductors & Semiconductor Equipment 1.5%
Avago Technologies Ltd.	316,613	10,375,408

SPAIN 0.1%

Biotechnology 0.1%
Grifols SA*	47,093	878,210

UNITED KINGDOM 0.4%

Semiconductors & Semiconductor Equipment 0.4%
ARM Holdings PLC	285,292	2,439,714

UNITED STATES 90.8%

Aerospace & Defense 3.7%
BE Aerospace, Inc.*	149,659	4,955,210
HEICO Corp.(a)	51,250	2,523,550
Precision Castparts Corp.	23,700	3,684,402
TransDigm Group, Inc.*	128,426	10,488,551
Triumph Group, Inc.	91,900	4,479,206

		26,130,919

Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	45,500	3,115,385

Auto Components 1.6%
BorgWarner, Inc.*	135,755	8,217,250
Gentex Corp.	122,900	2,955,745

		11,172,995

Automobiles 0.6%
Harley-Davidson, Inc.	20,978	720,175
Tesla Motors, Inc.*	136,206	3,322,064

		4,042,239

Biotechnology 3.4%
Alexion Pharmaceuticals, Inc.*	223,420	14,312,285
BioMarin Pharmaceutical, Inc.*	65,400	2,084,298
Cepheid, Inc.*	16,531	641,899
Pharmasset, Inc.*	74,900	6,169,513
Vertex Pharmaceuticals, Inc.*	17,305	770,765

		23,978,760

Capital Markets 1.3%
Affiliated Managers Group, Inc.*	100,354	7,832,630
American Capital Ltd.*	128,203	874,344
LPL Investment Holdings, Inc.*	21,615	549,453

		9,256,427

Chemicals 2.4%
Airgas, Inc.	178,700	11,404,634
Albemarle Corp.	29,521	1,192,649
International Flavors & Fragrances, Inc.	33,546	1,885,956
Rockwood Holdings, Inc.*	24,845	837,028
Sigma-Aldrich Corp.	27,200	1,680,688

		17,000,955

Commercial Services & Supplies 1.2%
Stericycle, Inc.*	106,016	8,557,612

Communications Equipment 1.4%
Acme Packet, Inc.*	101,900	4,339,921
Aruba Networks, Inc.*	37,993	794,433
F5 Networks, Inc.*	20,000	1,421,000
Polycom, Inc.*	52,983	973,298
Riverbed Technology, Inc.*	128,500	2,564,860

		10,093,512

Computers & Peripherals 0.2%
NetApp, Inc.*	50,000	1,697,000

Consumer Finance 0.5%
Discover Financial Services	103,055	2,364,082

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Consumer Finance (continued)
First Cash Financial Services, Inc.*	20,302	$851,669

		3,215,751

Containers & Packaging 1.0%
Crown Holdings, Inc.*	232,209	7,107,918

Diversified Consumer Services 0.1%
Weight Watchers International, Inc.	12,374	720,786

Diversified Financial Services 1.2%
IntercontinentalExchange, Inc.*	31,900	3,772,494
MSCI, Inc., Class A*	165,400	5,016,582

		8,789,076

Diversified Telecommunication Services 0.4%
Iridium Communications, Inc.*	456,700	2,831,540

Electrical Equipment 1.6%
Ametek, Inc.	99,850	3,292,055
Polypore International, Inc.*	81,056	4,581,285
Roper Industries, Inc.	48,500	3,342,135

		11,215,475

Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	50,100	2,042,577
IPG Photonics Corp.*	12,954	562,722
National Instruments Corp.	122,900	2,809,494
Trimble Navigation Ltd.*	134,252	4,504,154
Universal Display Corp.*(a)	45,500	2,181,270

		12,100,217

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	18,465	634,457
CARBO Ceramics, Inc.	79,555	8,156,774
Complete Production Services, Inc.*	72,000	1,357,200
National Oilwell Varco, Inc.	56,580	2,898,028
Oil States International, Inc.*	151,700	7,724,564

		20,771,023

Food & Staples Retailing 1.0%
Whole Foods Market, Inc.	106,062	6,926,909

Food Products 1.4%
Darling International, Inc.*	50,754	638,993
Green Mountain Coffee Roasters, Inc.*	21,365	1,985,663
JM Smucker Co. (The)	10,924	796,250
Mead Johnson Nutrition Co.	97,896	6,738,182

		10,159,088

Gas Utilities 0.2%
ONEOK, Inc.	18,078	1,193,871

Health Care Equipment & Supplies 3.0%
Alere, Inc.*	105,800	2,078,970
C. R. Bard, Inc.	9,735	852,202
Cooper Cos., Inc. (The)	29,196	2,310,863
Edwards Lifesciences Corp.*	42,000	2,993,760
HeartWare International, Inc.*	29,000	1,867,890
Intuitive Surgical, Inc.*	7,400	2,695,672
MAKO Surgical Corp.*	36,640	1,253,821
Masimo Corp.	62,500	1,353,125
NxStage Medical, Inc.*	112,500	2,346,750
Volcano Corp.*	106,500	3,155,595

		20,908,648

Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	78,000	2,907,060
Catalyst Health Solutions, Inc.*	201,718	11,637,111
DaVita, Inc.*	20,000	1,253,400
Healthspring, Inc.*	130,500	4,758,030
HMS Holdings Corp.*	159,000	3,878,010
MEDNAX, Inc.*	57,900	3,626,856

		28,060,467

Health Care Technology 2.2%
athenahealth, Inc.*	52,000	3,096,600
Cerner Corp.*	90,941	6,231,277
Quality Systems, Inc.	28,100	2,725,700
SXC Health Solutions Corp.*	67,575	3,763,928

		15,817,505

Hotels, Restaurants & Leisure 1.1%
Chipotle Mexican Grill, Inc.*	16,417	4,973,530
Panera Bread Co., Class A*	12,278	1,276,176
Starwood Hotels & Resorts Worldwide, Inc.	36,900	1,432,458

		7,682,164

Household Durables 0.9%
Fortune Brands Inc.	30,000	1,622,400
Tempur-Pedic International, Inc.*	92,188	4,850,011

		6,472,411

Household Products 0.8%
Church & Dwight Co., Inc.	125,170	5,532,514

Industrial Conglomerates 0.5%
Danaher Corp.	77,400	3,246,156

Information Technology Services 3.6%
Alliance Data Systems Corp.*	31,129	2,885,658
Cognizant Technology Solutions Corp., Class A*	82,382	5,165,351
Gartner, Inc.*	171,953	5,996,001
ServiceSource International, Inc.*	225,056	2,972,990
Teradata Corp.*	75,213	4,026,152
VeriFone Systems, Inc.*	118,400	4,146,368

		25,192,520

Internet & Catalog Retail 0.8%
priceline.com, Inc.*	5,994	2,694,063
Shutterfly, Inc.*	69,900	2,878,482

		5,572,545

Internet Software & Services 1.6%
Equinix, Inc.*	60,100	5,338,683
LogMeIn, Inc.*	87,874	2,918,296
Rackspace Hosting, Inc.*	82,000	2,799,480

		11,056,459

Life Sciences Tools & Services 1.3%
Bruker Corp.*	237,303	3,210,710
Illumina, Inc.*	8,945	366,029
Mettler-Toledo International, Inc.*	11,891	1,664,264
Waters Corp.*	47,851	3,612,272

		8,853,275

Machinery 4.0%
AGCO Corp.*	65,400	2,260,878
Chart Industries, Inc.*	86,900	3,664,573
Cummins, Inc.	38,314	3,128,721
Donaldson Co., Inc.	63,700	3,490,760

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Machinery (continued)
Graco, Inc.	138,600	$4,731,804
Joy Global, Inc.	29,389	1,833,286
Pall Corp.	54,500	2,310,800
Robbins & Myers, Inc.	77,900	2,703,909
Titan International, Inc.	40,216	603,240
WABCO Holdings, Inc.*	88,941	3,367,306

		28,095,277

Media 1.8%
CBS Corp. Non-Voting, Class B	94,365	1,923,159
Discovery Communications, Inc., Class A*	65,100	2,449,062
National CineMedia, Inc.	228,148	3,310,427
Scripps Networks Interactive, Inc., Class A	16,000	594,720
Virgin Media, Inc.	168,400	4,100,540

		12,377,908

Metals & Mining 0.3%
Cliffs Natural Resources, Inc.	39,292	2,010,572

Multiline Retail 1.8%
Dollar Tree, Inc.*	124,054	9,317,696
Nordstrom, Inc.	75,200	3,435,136

		12,752,832

Oil, Gas & Consumable Fuels 4.3%
Brigham Exploration Co.*	229,860	5,806,264
Cabot Oil & Gas Corp.	85,483	5,292,252
Concho Resources, Inc.*	123,928	8,816,238
Denbury Resources, Inc.*	132,500	1,523,750
Pioneer Natural Resources Co.	53,600	3,525,272
SandRidge Energy, Inc.*	643,940	3,580,306
SM Energy Co.	35,000	2,122,750

		30,666,832

Pharmaceuticals 2.8%
Impax Laboratories, Inc.*	143,900	2,577,249
Medicis Pharmaceutical Corp., Class A	59,200	2,159,616
Perrigo Co.	61,998	6,020,626
Questcor Pharmaceuticals, Inc.*	54,814	1,494,229
Salix Pharmaceuticals Ltd.*	59,200	1,752,320
Watson Pharmaceuticals, Inc.*	87,752	5,989,074

		19,993,114

Professional Services 0.7%
Nielsen Holdings NV*	50,000	1,304,000
Verisk Analytics, Inc., Class A*	97,700	3,397,029

		4,701,029

Real Estate Management & Development 0.4%
CB Richard Ellis Group, Inc., Class A*	53,268	716,987
Jones Lang LaSalle, Inc.	40,000	2,072,400

		2,789,387

Road & Rail 2.3%
Hertz Global Holdings, Inc.*	346,518	3,084,010
J.B. Hunt Transport Services, Inc.	85,900	3,102,708
Kansas City Southern*	203,376	10,160,665

		16,347,383

Semiconductors & Semiconductor Equipment 2.6%
Atmel Corp.*	282,000	2,275,740
Cavium, Inc.*	85,000	2,295,850
Cypress Semiconductor Corp.*	82,173	1,230,130
Microchip Technology, Inc.(a)	168,563	5,243,995
Netlogic Microsystems, Inc.*	147,639	7,102,912

		18,148,627

Software 8.9%
ANSYS, Inc.*	75,600	3,707,424
Ariba, Inc.*	59,200	1,640,432
Aspen Technology, Inc.*	258,700	3,950,349
BMC Software, Inc.*	54,600	2,105,376
BroadSoft, Inc.*	148,500	4,506,975
Citrix Systems, Inc.*	79,305	4,324,502
Informatica Corp.*	142,069	5,817,726
MICROS Systems, Inc.*	57,500	2,524,825
NetSuite, Inc.*	30,742	830,341
QLIK Technologies, Inc.*	286,079	6,196,471
Red Hat, Inc.*	123,500	5,219,110
Rovi Corp.*	77,500	3,330,950
Salesforce.com, Inc.*	36,384	4,157,964
Solera Holdings, Inc.	89,330	4,511,165
SuccessFactors, Inc.*	236,070	5,427,249
TIBCO Software, Inc.*	207,200	4,639,208

		62,890,067

Specialty Retail 6.0%
Abercrombie & Fitch Co., Class A	25,000	1,539,000
Bed Bath & Beyond, Inc.*	76,000	4,355,560
Dick’s Sporting Goods, Inc.*	225,200	7,535,192
DSW, Inc., Class A	26,500	1,223,770
O’Reilly Automotive, Inc.*	90,639	6,039,277
PetSmart, Inc.	40,893	1,744,086
Ross Stores, Inc.	91,900	7,231,611
Tractor Supply Co.	60,238	3,767,887
Ulta Salon Cosmetics & Fragrance, Inc.*	42,150	2,622,994
Vitamin Shoppe, Inc.*	90,300	3,380,832
Williams-Sonoma, Inc.	102,800	3,165,212

		42,605,421

Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc.	54,600	2,829,918
Deckers Outdoor Corp.*	55,800	5,203,908
Fossil, Inc.*	20,302	1,645,680
PVH Corp.	50,100	2,917,824
Under Armour, Inc., Class A*	25,200	1,673,532
Vera Bradley, Inc.*	119,100	4,293,555

		18,564,417

Trading Companies & Distributors 1.8%
Fastenal Co.(a)	212,281	7,064,712
MSC Industrial Direct Co., Class A	45,500	2,568,930
WESCO International, Inc.*	102,600	3,442,230

		13,075,872

Transportation Infrastructure 0.4%
Wesco Aircraft Holdings, Inc.*	261,525	2,858,468

Wireless Telecommunication Services 2.1%
American Tower Corp., Class A*	60,000	3,228,000
NII Holdings, Inc.*	95,000	2,560,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A*	253,763	$8,749,748

		14,537,998

		640,887,326

Total Common Stocks (cost $671,769,204)		686,170,800

Mutual Fund 2.6%

	Shares	Market Value
Money Market Fund 2.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(b)	18,338,701	$18,338,701

Total Mutual Fund (cost $18,338,701)		18,338,701

Repurchase Agreement 1.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $13,294,169, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value $13,560,000.(c)	$13,294,114	$13,294,114

Total Repurchase Agreement (cost $13,294,114)		13,294,114

Total Investments (cost $703,402,019) (d) — 101.7%		717,803,615
Liabilities in excess of other assets — (1.7%)		(11,751,242)

NET ASSETS — 100.0%		$706,052,373

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $17,104,399, which was collateralized by a repurchase agreement with a value of $13,294,114 and $4,560,545 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 2.63% and maturity dates ranging from 12/31/11 to 08/15/21, a total value of $17,854,659.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011 was $13,294,114.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $706,443,240, tax unrealized appreciation and depreciation were $93,869,727 and $(82,509,352), respectively.

ADR	American Depositary Receipt
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

At September 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	10/31/11	(1,944,141)	$(3,040,365)	$(3,030,994)	$9,371
Euro	UBS AG	10/31/11	(518,211)	(705,109)	(694,134)	10,975

Total Short Contracts				$(3,745,474)	$(3,725,128)	$20,346

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Credit Suisse International	10/31/11	57,911	$90,595	$90,285	$(310)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$29,515,277	$—	$—	$29,515,277
Air Freight & Logistics	3,115,385	—	—	3,115,385
Auto Components	11,172,995	—	—	11,172,995
Automobiles	4,042,239	—	—	4,042,239
Biotechnology	23,978,760	878,210	—	24,856,970
Capital Markets	9,256,427	—	—	9,256,427
Chemicals	17,000,955	—	—	17,000,955
Commercial Services & Supplies	8,557,612	—	—	8,557,612
Communications Equipment	10,093,512	—	—	10,093,512
Computers & Peripherals	1,697,000	—	—	1,697,000
Consumer Finance	3,215,751	—	—	3,215,751
Containers & Packaging	7,107,918	—	—	7,107,918
Diversified Consumer Services	720,786	—	—	720,786
Diversified Financial Services	8,789,076	—	—	8,789,076
Diversified Telecommunication Services	2,831,540	—	—	2,831,540
Electrical Equipment	14,628,815	—	—	14,628,815
Electronic Equipment, Instruments & Components	12,100,217	—	—	12,100,217
Energy Equipment & Services	25,814,708	—	—	25,814,708
Food & Staples Retailing	6,926,909	—	—	6,926,909
Food Products	10,159,088	—	—	10,159,088
Gas Utilities	1,193,871	—	—	1,193,871
Health Care Equipment & Supplies	20,908,648	—	—	20,908,648
Health Care Providers & Services	28,060,467	—	—	28,060,467
Health Care Technology	15,817,505	—	—	15,817,505
Hotels, Restaurants & Leisure	10,786,609	—	—	10,786,609
Household Durables	6,472,411	—	—	6,472,411
Household Products	5,532,514	—	—	5,532,514
Industrial Conglomerates	3,246,156	—	—	3,246,156
Information Technology Services	25,192,520	—	—	25,192,520
Internet & Catalog Retail	5,572,545	—	—	5,572,545
Internet Software & Services	16,065,009	—	—	16,065,009
Life Sciences Tools & Services	8,853,275	—	—	8,853,275
Machinery	28,095,277	—	—	28,095,277
Media	14,592,560	—	—	14,592,560
Metals & Mining	2,010,572	—	—	2,010,572
Multiline Retail	12,752,832	—	—	12,752,832
Oil, Gas & Consumable Fuels	30,666,832	—	—	30,666,832
Pharmaceuticals	20,726,055	1,138,237	—	21,864,292
Professional Services	4,701,029	—	—	4,701,029
Real Estate Management & Development	2,789,387	—	—	2,789,387
Road & Rail	16,347,383	—	—	16,347,383
Semiconductors & Semiconductor Equipment	28,524,035	2,439,714	—	30,963,749
Software	68,859,703	—	—	68,859,703
Specialty Retail	42,605,421	—	—	42,605,421
Textiles, Apparel & Luxury Goods	20,144,715	—	—	20,144,715
Trading Companies & Distributors	13,075,872	—	—	13,075,872
Transportation Infrastructure	2,858,468	—	—	2,858,468
Wireless Telecommunication Services	14,537,998	—	—	14,537,998

Total Common Stocks	$681,714,639	$4,456,161	$—	$686,170,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Forward Foreign Currency Contracts	$—	$20,346	$—	$20,346
Mutual Fund	18,338,701	—	—	18,338,701
Repurchase Agreement	—	13,294,114	—	13,294,114

Total Assets	$700,053,340	$17,770,621	$—	$717,823,961

Liabilities:
Forward Foreign Currency Contract	—	(310)	—	(310)

Total Liabilities	$—	$(310)	$—	$(310)

Total	$700,053,340	$17,770,311	$—	$717,823,651

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$20,346

Total		$20,346

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(310)

Total		$(310)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.2%

	Shares	Market Value
Aerospace & Defense 1.5%
Alliant Techsystems, Inc.	53,600	$2,921,736
Huntington Ingalls Industries, Inc.*	31,220	759,583
ITT Corp.	156,856	6,587,952

		10,269,271

Airlines 0.8%
Delta Air Lines, Inc.*	100,490	753,675
Southwest Airlines Co.	397,910	3,199,196
United Continental Holdings, Inc.*	66,158	1,282,142
US Airways Group, Inc.*	41,976	230,868

		5,465,881

Auto Components 0.9%
Lear Corp.	58,300	2,501,070
TRW Automotive Holdings Corp.*	48,679	1,593,264
Visteon Corp.*	41,140	1,769,020

		5,863,354

Automobiles 0.4%
Ford Motor Co.*	160,635	1,553,340
Thor Industries, Inc.	48,200	1,067,630

		2,620,970

Beverages 0.9%
Dr Pepper Snapple Group, Inc.	161,300	6,255,214

Building Products 0.2%
A.O. Smith Corp.	50,886	1,629,879

Capital Markets 2.6%
Franklin Resources, Inc.	10,199	975,432
Invesco Ltd.	136,240	2,113,083
Lazard Ltd., Class A	27,412	578,393
Northern Trust Corp.	219,835	7,689,828
State Street Corp.	37,824	1,216,420
T. Rowe Price Group, Inc.	41,200	1,968,124
TD Ameritrade Holding Corp.	175,200	2,576,316

		17,117,596

Chemicals 2.3%
Agrium, Inc.	13,928	928,441
CF Industries Holdings, Inc.	20,700	2,554,173
Eastman Chemical Co.	54,391	3,727,415
Huntsman Corp.	116,058	1,122,281
Minerals Technologies, Inc.	34,456	1,697,647
Olin Corp.	81,900	1,475,019
PPG Industries, Inc.	56,405	3,985,577

		15,490,553

Commercial Banks 4.2%
CIT Group, Inc.*	188,143	5,713,903
Comerica, Inc.	240,014	5,513,122
Commerce Bancshares, Inc.	88,057	3,059,981
Cullen/Frost Bankers, Inc.	46,049	2,111,807
East West Bancorp, Inc.	148,900	2,220,099
Fifth Third Bancorp	149,556	1,510,516
Huntington Bancshares, Inc.	216,733	1,040,318
KeyCorp	397,508	2,357,222
SunTrust Banks, Inc.	136,265	2,445,957
TCF Financial Corp.	78,483	718,904
Westamerica Bancorp	37,818	1,449,186

		28,141,015

Commercial Services & Supplies 2.1%
Republic Services, Inc.	428,424	12,021,577
Ritchie Bros. Auctioneers, Inc.(a)	17,172	346,703
Waste Management, Inc.	56,591	1,842,603

		14,210,883

Communications Equipment 0.3%
Emulex Corp.*	131,615	842,336
Harris Corp.	34,300	1,172,031

		2,014,367

Computers & Peripherals 1.0%
SanDisk Corp.*	51,400	2,073,990
Seagate Technology PLC	82,900	852,212
Western Digital Corp.*	149,857	3,854,322

		6,780,524

Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV, NYRS-NL	52,769	1,510,776
EMCOR Group, Inc.*	101,969	2,073,030
Foster Wheeler AG*	44,044	783,543
Jacobs Engineering Group, Inc.*	28,559	922,170
KBR, Inc.	36,359	859,163
URS Corp.*	81,900	2,429,154

		8,577,836

Construction Materials 0.2%
Martin Marietta Materials, Inc.	17,100	1,081,062

Containers & Packaging 2.0%
Bemis Co., Inc.	280,607	8,224,591
Crown Holdings, Inc.*	139,700	4,276,217
Rock-Tenn Co., Class A	10,938	532,462

		13,033,270

Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A*	19,299	764,433
Capella Education Co.*	16,332	463,502
Career Education Corp.*	48,999	639,437
Corinthian Colleges, Inc.*(a)	137,575	214,617
DeVry, Inc.	97,163	3,591,145
H&R Block, Inc.	158,200	2,105,642
ITT Educational Services, Inc.*(a)	10,464	602,517

		8,381,293

Diversified Financial Services 0.1%
Pico Holdings, Inc.*	26,206	537,485

Diversified Telecommunication Services 2.1%
CenturyLink, Inc.	136,703	4,527,603
tw telecom, inc.*	89,200	1,473,584
Windstream Corp.(a)	679,893	7,927,553

		13,928,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities 4.2%
Empire District Electric Co. (The)	152,393	$2,953,376
Entergy Corp.	19,372	1,284,170
FirstEnergy Corp.	23,367	1,049,412
Great Plains Energy, Inc.	199,966	3,859,344
IDACORP, Inc.	48,300	1,824,774
Northeast Utilities	68,220	2,295,603
NV Energy, Inc.	322,300	4,741,033
Pepco Holdings, Inc.	110,605	2,092,647
Pinnacle West Capital Corp.	31,058	1,333,630
Portland General Electric Co.	73,996	1,752,965
Westar Energy, Inc.	188,169	4,971,425

		28,158,379

Electrical Equipment 2.4%
Brady Corp., Class A	52,700	1,392,861
Cooper Industries PLC	113,981	5,256,804
Emerson Electric Co.	19,100	789,021
Hubbell, Inc., Class B	50,846	2,518,911
Rockwell Automation, Inc.	27,360	1,532,160
Thomas & Betts Corp.*	107,840	4,303,894

		15,793,651

Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.*	63,037	1,644,005
Molex, Inc., Class A	138,790	2,342,775

		3,986,780

Energy Equipment & Services 0.8%
C&J Energy Services, Inc.*(a)	30,648	503,853
McDermott International, Inc.*	116,652	1,255,176
Nabors Industries Ltd.*	75,708	928,180
Noble Corp.*	32,969	967,640
Patterson-UTI Energy, Inc.	110,600	1,917,804

		5,572,653

Food & Staples Retailing 0.9%
CVS Caremark Corp.	47,722	1,602,505
Sysco Corp.	169,746	4,396,421

		5,998,926

Food Products 2.1%
Dean Foods Co.*	83,981	744,912
General Mills, Inc.	30,741	1,182,606
H.J. Heinz Co.	9,160	462,397
Kellogg Co.	31,043	1,651,177
Ralcorp Holdings, Inc.*	116,578	8,942,698
Sara Lee Corp.	65,344	1,068,375

		14,052,165

Gas Utilities 0.4%
AGL Resources, Inc.	48,502	1,975,971
Questar Corp.	31,636	560,274

		2,536,245

Health Care Equipment & Supplies 2.6%
Boston Scientific Corp.*	456,323	2,696,869
CareFusion Corp.*	152,765	3,658,722
Hologic, Inc.*	199,170	3,029,376
Teleflex, Inc.	32,025	1,721,984
Zimmer Holdings, Inc.*	112,119	5,998,366

		17,105,317

Health Care Providers & Services 4.5%
AmerisourceBergen Corp.	134,200	5,001,634
CIGNA Corp.	157,980	6,625,681
Humana, Inc.	41,533	3,020,695
LifePoint Hospitals, Inc.*	123,376	4,520,497
MEDNAX, Inc.*	48,300	3,025,512
Patterson Cos., Inc.	113,969	3,262,932
Quest Diagnostics, Inc.	85,900	4,240,024
Select Medical Holdings Corp.*	46,609	310,882

		30,007,857

Hotels, Restaurants & Leisure 0.9%
CEC Entertainment, Inc.	62,221	1,771,432
International Speedway Corp., Class A	49,649	1,133,983
Penn National Gaming, Inc.*	58,275	1,939,975
Royal Caribbean Cruises Ltd.	47,558	1,029,155
Speedway Motorsports, Inc.	22,396	270,544

		6,145,089

Household Durables 0.7%
D.R. Horton, Inc.	41,807	377,935
Lennar Corp., Class A	33,373	451,871
Whirlpool Corp.	77,253	3,855,697

		4,685,503

Household Products 0.8%
Clorox Co.	39,371	2,611,478
Kimberly-Clark Corp.	35,876	2,547,555

		5,159,033

Industrial Conglomerates 0.8%
Koninklijke Philips Electronics NV	157,519	2,826,200
Tyco International Ltd.	54,134	2,205,961

		5,032,161

Information Technology Services 2.6%
Amdocs Ltd.*	165,400	4,485,648
Booz Allen Hamilton Holding Corp.*	152,201	2,263,229
Fidelity National Information Services, Inc.	128,741	3,130,981
Global Payments, Inc.	93,400	3,772,426
Paychex, Inc.	41,600	1,096,992
SAIC, Inc.*	209,600	2,475,376

		17,224,652

Insurance 9.3%
ACE Ltd.	18,514	1,121,948
Allstate Corp. (The)	149,197	3,534,477
Aon Corp.	172,464	7,240,039
Arch Capital Group Ltd.*	159,000	5,195,325
Arthur J. Gallagher & Co.	57,900	1,522,770
Assurant, Inc.	45,983	1,646,191
Axis Capital Holdings Ltd.	36,722	952,569
Chubb Corp.	15,042	902,370
Everest Re Group Ltd.	21,210	1,683,650
HCC Insurance Holdings, Inc.	283,297	7,663,184
Lincoln National Corp.	93,286	1,458,060
Marsh & McLennan Cos., Inc.	151,323	4,016,112
PartnerRe Ltd.	96,729	5,056,025
Primerica, Inc.	14,554	313,784
Symetra Financial Corp.	119,410	973,191
Torchmark Corp.	36,736	1,280,617
Transatlantic Holdings, Inc.	117,987	5,724,729

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Travelers Cos., Inc. (The)	33,996	$1,656,625
Unum Group	109,931	2,304,154
Willis Group Holdings PLC	110,056	3,782,625
XL Group PLC	229,746	4,319,225

		62,347,670

Internet & Catalog Retail 0.1%
Expedia, Inc.	36,700	945,025

Leisure Equipment & Products 0.4%
Hasbro, Inc.	89,240	2,910,116

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.*	133,137	4,160,531

Machinery 3.0%
AGCO Corp.*	55,932	1,933,569
Eaton Corp.	83,753	2,973,232
Harsco Corp.	56,500	1,095,535
Ingersoll-Rand PLC	62,400	1,752,816
Kaydon Corp.	142,741	4,093,812
Navistar International Corp.*	65,233	2,095,284
Oshkosh Corp.*	183,900	2,894,586
Parker Hannifin Corp.	23,405	1,477,558
Stanley Black & Decker, Inc.	30,183	1,481,985
Terex Corp.*	45,754	469,436

		20,267,813

Media 1.3%
DISH Network Corp., Class A*	105,369	2,640,547
Liberty Media Corp. - Liberty Starz, Class A*	15,582	990,392
National CineMedia, Inc.	102,298	1,484,344
Omnicom Group, Inc.	39,568	1,457,685
Regal Entertainment Group, Class A(a)	102,066	1,198,255
Valassis Communications, Inc.*(a)	55,975	1,048,972

		8,820,195

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	9,042	275,329
Kobe Steel Ltd., ADR-JP	55,710	478,549
Newmont Mining Corp.	15,535	977,151
Nucor Corp.	27,833	880,636

		2,611,665

Multiline Retail 0.8%
Kohl’s Corp.	32,100	1,576,110
Macy’s, Inc.	110,971	2,920,757
Nordstrom, Inc.	10,413	475,666
Target Corp.	10,563	518,009

		5,490,542

Multi-Utilities 6.9%
Alliant Energy Corp.	55,700	2,154,476
CenterPoint Energy, Inc.	225,948	4,433,100
CMS Energy Corp.	327,500	6,481,225
Consolidated Edison, Inc.	31,518	1,797,156
DTE Energy Co.	49,182	2,410,901
OGE Energy Corp.	67,900	3,244,941
PG&E Corp.	226,851	9,598,066
Sempra Energy	124,592	6,416,488
Wisconsin Energy Corp.	116,999	3,660,899
Xcel Energy, Inc.	223,843	5,526,684

		45,723,936

Oil, Gas & Consumable Fuels 5.3%
Alpha Natural Resources, Inc.*	25,059	443,294
Devon Energy Corp.	16,800	931,392
El Paso Corp.	82,893	1,448,970
Enbridge, Inc.	136,397	4,355,156
EQT Corp.	47,741	2,547,460
Imperial Oil Ltd.	119,003	4,274,523
Murphy Oil Corp.	82,497	3,643,067
Newfield Exploration Co.*	111,183	4,412,853
Peabody Energy Corp.	25,900	877,492
QEP Resources, Inc.	81,401	2,203,525
SandRidge Energy, Inc.*	257,359	1,430,916
Spectra Energy Partners LP	25,756	726,577
Sunoco, Inc.	79,600	2,468,396
Ultra Petroleum Corp.*	85,646	2,374,107
Whiting Petroleum Corp.*	101,046	3,544,694

		35,682,422

Paper & Forest Products 0.2%
Domtar Corp.	19,265	1,313,295

Pharmaceuticals 3.5%
Eli Lilly & Co.	11,335	419,055
Endo Pharmaceuticals Holdings, Inc.*	104,452	2,923,611
Forest Laboratories, Inc.*	114,000	3,510,060
Hospira, Inc.*	109,772	4,061,564
Mylan, Inc.*	459,514	7,811,738
Watson Pharmaceuticals, Inc.*	64,235	4,384,039

		23,110,067

Professional Services 0.7%
Towers Watson & Co., Class A	81,400	4,866,092

Real Estate Investment Trusts (REITs) 3.3%
Annaly Capital Management, Inc.	264,800	4,403,624
AvalonBay Communities, Inc.	3,325	379,216
Boston Properties, Inc.	4,125	367,538
Equity Residential	14,483	751,233
Government Properties Income Trust	97,887	2,105,549
Health Care REIT, Inc.	73,000	3,416,400
Host Hotels & Resorts, Inc.	131,300	1,436,422
National Health Investors, Inc.	14,519	611,686
Piedmont Office Realty Trust, Inc., Class A	164,325	2,657,135
Prologis, Inc.	19,583	474,888
Rayonier, Inc.	83,076	3,056,366
Ventas, Inc.	7,557	373,316
Weyerhaeuser Co.	111,904	1,740,107

		21,773,480

Road & Rail 1.1%
Con-way, Inc.	41,282	913,571
Heartland Express, Inc.	39,300	532,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail (continued)
J.B. Hunt Transport Services, Inc.	42,362	$1,530,115
Kansas City Southern*	53,587	2,677,207
Swift Transportation Co.*	43,128	277,744
Werner Enterprises, Inc.	55,434	1,154,690

		7,086,235

Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	421,084	4,358,220
Freescale Semiconductor Holdings I Ltd.*	78,979	871,138
Lam Research Corp.*	75,000	2,848,500
LSI Corp.*	655,030	3,393,056
Microchip Technology, Inc.(a)	70,547	2,194,717
Micron Technology, Inc.*	290,300	1,463,112
Skyworks Solutions, Inc.*	55,000	986,700
Teradyne, Inc.*	515,029	5,670,469

		21,785,912

Software 1.6%
Activision Blizzard, Inc.	362,300	4,311,370
BMC Software, Inc.*	19,668	758,398
Check Point Software Technologies Ltd.*(a)	55,054	2,904,649
Symantec Corp.*	169,600	2,764,480

		10,738,897

Specialty Retail 3.3%
Abercrombie & Fitch Co., Class A	16,814	1,035,070
Aeropostale, Inc.*	227,428	2,458,496
Best Buy Co., Inc.	37,159	865,805
GameStop Corp., Class A*	170,328	3,934,577
Lowe’s Cos., Inc.	175,732	3,398,657
Ross Stores, Inc.	40,600	3,194,814
Staples, Inc.	260,663	3,466,818
TJX Cos., Inc.	61,200	3,394,764

		21,749,001

Textiles, Apparel & Luxury Goods 0.4%
VF Corp.	23,500	2,855,720

Thrifts & Mortgage Finance 1.5%
Capitol Federal Financial, Inc.	279,458	2,951,076
Hudson City Bancorp, Inc.	593,029	3,356,544
People’s United Financial, Inc.	321,624	3,666,514

		9,974,134

Tobacco 1.1%
Lorillard, Inc.	67,343	7,454,870

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A*	71,322	3,837,124

Total Common Stocks (cost $723,563,737)		648,362,346

Mutual Fund 2.8%

	Shares	Market Value

Money Market Fund 2.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(b)	18,853,859	$18,853,859

Total Mutual Fund (cost $18,853,859)		18,853,859

Repurchase Agreement 0.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $6,309,683, collateralized by U.S. Government Agency Mortgage Securities ranging 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value of $6,435,851.(c)	$6,309,656	$6,309,656

Total Repurchase Agreement (cost $6,309,656)		6,309,656

Total Investments (cost $748,727,252) (d) — 100.9%		673,525,861

Liabilities in excess of other assets — (0.9%)		(5,981,458)

NET ASSETS — 100.0%		$667,544,403

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $8,526,404, which was collateralized by a repurchase agreement with a value of $6,309,656 and $2,664,464 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 2.63% and maturity dates ranging from 12/31/11 to 08/15/21, a total value of $8,974,120.
(b)	Represents 7-day effective yield as of September 30, 2011.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011, was $6,309,656.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $760,941,917, tax unrealized appreciation and depreciation were $20,880,869 and $(108,296,925), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
JP	Japan
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

At September 30, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	UBS AG	10/31/11	(3,880,212)	$(3,785,646)	$(3,700,303)	$85,343
Euro	UBS AG	10/31/11	(1,843,681)	(2,508,623)	(2,469,574)	39,049
Euro	UBS AG	10/31/11	(47,531)	(63,915)	(63,667)	248

Total Short Contracts				$(6,358,184)	$(6,233,544)	$124,640

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	UBS AG	10/31/11	146,671	$141,689	$139,871	$(1,818)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,269,271	$—	$—	$10,269,271
Airlines	5,465,881	—	—	5,465,881
Auto Components	5,863,354	—	—	5,863,354
Automobiles	2,620,970	—	—	2,620,970
Beverages	6,255,214	—	—	6,255,214
Building Products	1,629,879	—	—	1,629,879
Capital Markets	17,117,596	—	—	17,117,596
Chemicals	15,490,553	—	—	15,490,553
Commercial Banks	28,141,015	—	—	28,141,015
Commercial Services & Supplies	14,210,883	—	—	14,210,883
Communications Equipment	2,014,367	—	—	2,014,367
Computers & Peripherals	6,780,524	—	—	6,780,524
Construction & Engineering	8,577,836	—	—	8,577,836
Construction Materials	1,081,062	—	—	1,081,062
Containers & Packaging	13,033,270	—	—	13,033,270
Diversified Consumer Services	8,381,293	—	—	8,381,293
Diversified Financial Services	537,485	—	—	537,485
Diversified Telecommunication Services	13,928,740	—	—	13,928,740
Electric Utilities	28,158,379	—	—	28,158,379
Electrical Equipment	15,793,651	—	—	15,793,651
Electronic Equipment, Instruments & Components	3,986,780	—	—	3,986,780
Energy Equipment & Services	5,572,653	—	—	5,572,653
Food & Staples Retailing	5,998,926	—	—	5,998,926
Food Products	14,052,165	—	—	14,052,165
Gas Utilities	2,536,245	—	—	2,536,245
Health Care Equipment & Supplies	17,105,317	—	—	17,105,317
Health Care Providers & Services	30,007,857	—	—	30,007,857
Hotels, Restaurants & Leisure	6,145,089	—	—	6,145,089
Household Durables	4,685,503	—	—	4,685,503
Household Products	5,159,033	—	—	5,159,033
Industrial Conglomerates	2,205,961	2,826,200	—	5,032,161
Information Technology Services	17,224,652	—	—	17,224,652
Insurance	62,347,670	—	—	62,347,670
Internet & Catalog Retail	945,025	—	—	945,025
Leisure Equipment & Products	2,910,116	—	—	2,910,116
Life Sciences Tools & Services	4,160,531	—	—	4,160,531
Machinery	20,267,813	—	—	20,267,813
Media	8,820,195	—	—	8,820,195
Metals & Mining	2,611,665	—	—	2,611,665
Multiline Retail	5,490,542	—	—	5,490,542
Multi-Utilities	45,723,936	—	—	45,723,936
Oil, Gas & Consumable Fuels	35,682,422	—	—	35,682,422
Paper & Forest Products	1,313,295	—	—	1,313,295
Pharmaceuticals	23,110,067	—	—	23,110,067
Professional Services	4,866,092	—	—	4,866,092
Real Estate Investment Trusts (REITs)	21,773,480	—	—	21,773,480
Road & Rail	7,086,235	—	—	7,086,235
Semiconductors & Semiconductor Equipment	21,785,912	—	—	21,785,912

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Software	$10,738,897	$—	$—	$10,738,897
Specialty Retail	21,749,001	—	—	21,749,001
Textiles, Apparel & Luxury Goods	2,855,720	—	—	2,855,720
Thrifts & Mortgage Finance	9,974,134	—	—	9,974,134
Tobacco	7,454,870	—	—	7,454,870
Wireless Telecommunication Services	3,837,124	—	—	3,837,124

Total Common Stocks	$645,536,146	$2,826,200	$—	$648,362,346

Forward Foreign Currency Contracts	—	124,640	—	124,640
Mutual Fund	18,853,859	—	—	18,853,859
Repurchase Agreement	—	6,309,656	—	6,309,656

Total Assets	$664,390,005	$9,260,496	$—	$673,650,501

Liabilities:
Forward Foreign Currency Contract	—	(1,818)	—	(1,818)

Total Liabilities	$—	$(1,818)	$—	$(1,818)

Total	$664,390,005	$9,258,678	$—	$673,648,683

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Assets:		Fair Value
Forward foreign currency contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$124,640

Total		$124,640

Liabilities:
Forward foreign currency contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(1,818)

Total		$(1,818)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.0%

	Shares	Market Value
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	20,310	$672,464
Hexcel Corp.*	20,220	448,075
TransDigm Group, Inc.*	12,800	1,045,376

		2,165,915

Beverages 1.1%
Boston Beer Co., Inc., Class A*	22,800	1,657,560

Biotechnology 0.9%
Cepheid, Inc.*	18,910	734,275
Cubist Pharmaceuticals, Inc.*	15,220	537,571
Incyte Corp Ltd.*	12,790	178,676

		1,450,522

Capital Markets 1.7%
Cohen & Steers, Inc.	11,340	326,025
Greenhill & Co., Inc.	81,800	2,338,662

		2,664,687

Chemicals 0.2%
Rockwood Holdings, Inc.*	10,690	360,146

Commercial Banks 0.6%
Signature Bank*	19,130	913,075

Commercial Services & Supplies 2.8%
Clean Harbors, Inc.*	12,720	652,536
Mobile Mini, Inc.*	57,300	942,012
Waste Connections, Inc.	79,000	2,671,780

		4,266,328

Communications Equipment 2.4%
Acme Packet, Inc.*	14,100	600,519
Aruba Networks, Inc.*	80,550	1,684,301
Finisar Corp.*	81,700	1,433,018

		3,717,838

Computers & Peripherals 1.0%
Stratasys, Inc.*	80,300	1,488,762

Consumer Finance 0.5%
Cash America International, Inc.	6,420	328,447
DFC Global Corp.*	18,980	414,713

		743,160

Distributors 1.2%
LKQ Corp.*	77,988	1,884,190

Diversified Financial Services 2.9%
Encore Capital Group, Inc.*	14,300	312,455
Portfolio Recovery Associates, Inc.*	65,700	4,087,854

		4,400,309

Electrical Equipment 5.3%
Acuity Brands, Inc.	69,300	2,497,572
General Cable Corp.*	101,200	2,363,020
GrafTech International Ltd.*	163,000	2,070,100
Polypore International, Inc.*	20,250	1,144,530

		8,075,222

Electronic Equipment, Instruments & Components 1.5%
FARO Technologies, Inc.*	35,100	1,107,405
IPG Photonics Corp.*	13,800	599,472
OSI Systems, Inc.*	19,910	667,383

		2,374,260

Energy Equipment & Services 6.2%
Atwood Oceanics, Inc.*	11,060	380,022
CARBO Ceramics, Inc.	4,360	447,031
Core Laboratories NV	26,120	2,346,360
Dresser-Rand Group, Inc.*	44,600	1,807,638
Dril-Quip, Inc.*	68,400	3,687,444
Key Energy Services, Inc.*	35,450	336,420
Superior Energy Services, Inc.*	19,880	521,651

		9,526,566

Food & Staples Retailing 0.3%
Fresh Market, Inc. (The)*	11,880	453,341

Food Products 0.9%
Diamond Foods, Inc.	18,070	1,441,805

Health Care Equipment & Supplies 13.5%
Cooper Cos., Inc. (The)	14,520	1,149,258
Cyberonics, Inc.*	99,900	2,827,170
DexCom, Inc.*	226,940	2,723,280
Gen-Probe, Inc.*	5,660	324,035
Masimo Corp.	118,200	2,559,030
Neogen Corp.*	5,160	179,155
NuVasive, Inc.*	140,300	2,394,921
NxStage Medical, Inc.*	28,870	602,228
Orthofix International NV*	3,830	132,173
Sirona Dental Systems, Inc.*	17,380	737,086
Volcano Corp.*	157,820	4,676,207
Zoll Medical Corp.*	65,300	2,464,422

		20,768,965

Health Care Providers & Services 3.5%
AMERIGROUP Corp.*	5,880	229,379
Catalyst Health Solutions, Inc.*	14,190	818,621
Hanger Orthopedic Group, Inc.*	33,180	626,770
Healthspring, Inc.*	19,350	705,501
HMS Holdings Corp.*	37,890	924,137
IPC The Hospitalist Co., Inc.*	10,720	382,597
Magellan Health Services, Inc.*	15,000	724,500
MWI Veterinary Supply, Inc.*	5,760	396,403
Team Health Holdings, Inc.*	34,740	570,431

		5,378,339

Health Care Technology 0.8%
athenahealth, Inc.*	5,400	321,570
Quality Systems, Inc.	40	3,880
SXC Health Solutions Corp.*	15,160	844,412

		1,169,862

Hotels, Restaurants & Leisure 1.3%
BJ’s Restaurants, Inc.*	20,280	894,551
Panera Bread Co., Class A*	5,670	589,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Peet’s Coffee & Tea, Inc.*	9,930	$552,505

		2,036,396

Household Durables 2.1%
SodaStream International Ltd.*	10,240	338,432
Tempur-Pedic International, Inc.*	55,400	2,914,594

		3,253,026

Information Technology Services 1.1%
Cardtronics, Inc.*	41,860	959,431
ServiceSource International, Inc.*	51,970	686,524

		1,645,955

Insurance 0.5%
ProAssurance Corp.	9,590	690,672

Internet & Catalog Retail 0.6%
HomeAway, Inc.*	6,600	221,892
Shutterfly, Inc.*	16,500	679,470

		901,362

Internet Software & Services 3.6%
DealerTrack Holdings, Inc.*	126,600	1,983,822
Dice Holdings, Inc.*	91,500	715,530
Liquidity Services, Inc.*	3,650	117,056
LogMeIn, Inc.*	81,900	2,719,899

		5,536,307

Machinery 5.6%
Chart Industries, Inc.*	13,790	581,524
Gardner Denver, Inc.	27,220	1,729,831
Lindsay Corp.	8,210	441,698
Robbins & Myers, Inc.	23,930	830,611
WABCO Holdings, Inc.*	17,080	646,649
Wabtec Corp.	82,130	4,342,213

		8,572,526

Metals & Mining 1.1%
Allied Nevada Gold Corp.*	20,120	720,497
AuRico Gold, Inc.*	27,660	260,004
Carpenter Technology Corp.	7,440	333,982
Globe Specialty Metals, Inc.	22,470	326,264

		1,640,747

Oil, Gas & Consumable Fuels 0.6%
Berry Petroleum Co., Class A	13,350	472,323
Brigham Exploration Co.*	20,030	505,958

		978,281

Personal Products 0.9%
Elizabeth Arden, Inc.*	32,110	913,208
Nu Skin Enterprises, Inc., Class A	12,540	508,121

		1,421,329

Professional Services 1.8%
Acacia Research Corp.*	32,670	1,175,793
Advisory Board Co. (The)*	6,020	388,471
CoStar Group, Inc.*	17,400	904,278
RPX Corp.*	10,640	220,354

		2,688,896

Road & Rail 0.7%
Genesee & Wyoming, Inc., Class A*	8,190	380,999
J.B. Hunt Transport Services, Inc.	17,850	644,742

		1,025,741

Semiconductors & Semiconductor Equipment 1.4%
Cavium, Inc.*	21,580	582,876
Cypress Semiconductor Corp.*	42,640	638,321
Netlogic Microsystems, Inc.*	18,530	891,478

		2,112,675

Software 13.7%
Ariba, Inc.*	26,760	741,520
Aspen Technology, Inc.*	64,430	983,846
BroadSoft, Inc.*	17,900	543,265
CommVault Systems, Inc.*	18,920	701,175
FactSet Research Systems, Inc.	35,775	3,182,902
Fortinet, Inc.*	33,740	566,832
Informatica Corp.*	16,200	663,390
MICROS Systems, Inc.*	94,350	4,142,909
NetSuite, Inc.*	22,050	595,570
QLIK Technologies, Inc.*	18,400	398,544
RealPage, Inc.*	20,610	421,475
Solera Holdings, Inc.	25,600	1,292,800
Sourcefire, Inc.*	9,190	245,924
SuccessFactors, Inc.*	19,750	454,052
Synchronoss Technologies, Inc.*	105,020	2,616,048
TIBCO Software, Inc.*	30,830	690,284
Ultimate Software Group, Inc.*	61,120	2,855,526

		21,096,062

Specialty Retail 4.1%
DSW, Inc., Class A	15,290	706,092
Francesca’s Holdings Corp.*	12,900	273,609
Genesco, Inc.*	1,570	80,902
Sally Beauty Holdings, Inc.*	51,660	857,556
Teavana Holdings, Inc.*	6,720	136,685
Tractor Supply Co.	14,490	906,349
Ulta Salon Cosmetics & Fragrance, Inc.*	17,160	1,067,867
Vitamin Shoppe, Inc.*	23,370	874,973
Zumiez, Inc.*	77,800	1,362,278

		6,266,311

Textiles, Apparel & Luxury Goods 7.3%
Columbia Sportswear Co.	35,500	1,647,200
Steven Madden Ltd.*	29,290	881,629
Under Armour, Inc., Class A*	63,230	4,199,104
Vera Bradley, Inc.*	63,220	2,279,081
Warnaco Group, Inc. (The)*	49,300	2,272,237

		11,279,251

Trading Companies & Distributors 0.9%
Beacon Roofing Supply, Inc.*	20,900	334,191
TAL International Group, Inc.	24,480	610,531
Titan Machinery, Inc.*	20,730	371,067

		1,315,789

Total Common Stocks (cost $163,655,436)		147,362,178

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Mutual Fund 4.6%

	Shares	Market Value
Money Market Fund 4.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	7,072,178	$7,072,178

Total Mutual Fund (cost $7,072,178)		7,072,178

Total Investments (cost $170,727,614) (b) — 100.6%		154,434,356
Liabilities in excess of other assets — (0.6%)		(975,883)

NET ASSETS — 100.0%		$153,458,473

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $170,932,092, tax unrealized appreciation and depreciation were $7,855,965 and $(24,353,701), respectively.

Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$147,362,178	$—	$—	$147,362,178
Mutual Fund	7,072,178	—	—	7,072,178

Total	$154,434,356	$—	$—	$154,434,356

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.9%

	Shares	Market Value
Aerospace & Defense 3.2%
Ceradyne, Inc.*	9,300	$250,077
Curtiss-Wright Corp.	59,600	1,718,268
Ducommun, Inc.	21,400	320,572
Esterline Technologies Corp.*	45,000	2,332,800
Hexcel Corp.*	82,840	1,835,734
Kratos Defense & Security Solutions, Inc.*	37,200	249,984
LMI Aerospace, Inc.*	50,600	863,236
Moog, Inc., Class A*	4,475	145,975
Triumph Group, Inc.	52,500	2,558,850

		10,275,496

Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*	42,700	1,421,483
Pacer International, Inc.*	40,200	150,750

		1,572,233

Airlines 1.3%
Alaska Air Group, Inc.*	29,700	1,671,813
JetBlue Airways Corp.*	136,200	558,420
Republic Airways Holdings, Inc.*	136,300	385,729
Spirit Airlines, Inc.*	15,400	192,500
US Airways Group, Inc.*	213,700	1,175,350

		3,983,812

Auto Components 0.9%
Dana Holding Corp.*	95,250	1,000,125
Federal-Mogul Corp.*	85,200	1,256,700
Superior Industries International, Inc.	33,000	509,850

		2,766,675

Biotechnology 1.9%
Achillion Pharmaceuticals, Inc.*	24,800	117,056
Alkermes PLC*	219,561	3,350,501
ARIAD Pharmaceuticals, Inc.*	28,900	254,031
Emergent Biosolutions, Inc.*	11,700	180,531
Idenix Pharmaceuticals, Inc.*	104,300	520,457
Incyte Corp Ltd.*(a)	33,500	467,995
Lexicon Pharmaceuticals, Inc.*	498,300	458,386
Pharmasset, Inc.*	7,400	609,538

		5,958,495

Building Products 1.0%
Armstrong World Industries, Inc.	45,650	1,572,186
Simpson Manufacturing Co., Inc.	58,600	1,460,898

		3,033,084

Capital Markets 1.7%
American Capital Ltd.*	58,100	396,242
Artio Global Investors, Inc.	31,700	252,332
BGC Partners, Inc., Class A	97,200	586,116
Cowen Group, Inc., Class A*	240,533	651,845
Edelman Financial Group, Inc.(a)	12,700	82,042
Gladstone Capital Corp.	13,100	89,866
Gleacher & Co., Inc.*(a)	298,000	354,620
Knight Capital Group, Inc., Class A*	40,500	492,480
MCG Capital Corp.(a)	50,372	199,473
Prospect Capital Corp.(a)	115,574	971,977
SWS Group, Inc.	48,451	227,235
Waddell & Reed Financial, Inc., Class A	39,650	991,647

		5,295,875

Chemicals 2.9%
Chemtura Corp.*	129,339	1,297,270
FutureFuel Corp.	3,300	34,320
Georgia Gulf Corp.*	89,200	1,233,636
H.B. Fuller Co.	27,400	499,228
Innophos Holdings, Inc.	13,000	518,310
Innospec, Inc.*	4,200	101,682
Koppers Holdings, Inc.	7,000	179,270
Kraton Performance Polymers, Inc.*	1,900	30,742
Methanex Corp.	71,798	1,496,270
Nalco Holding Co.	61,375	2,146,898
Olin Corp.	7,900	142,279
PolyOne Corp.	55,800	597,618
Rockwood Holdings, Inc.*	13,000	437,970
Solutia, Inc.*	33,000	424,050
Westlake Chemical Corp.	2,800	95,984

		9,235,527

Commercial Banks 7.8%
1st Source Corp.	4,700	97,901
Alliance Financial Corp.	4,700	131,835
Bancfirst Corp.	5,500	182,380
Banco Latinoamericano de Comercio Exterior SA, Class E	16,300	248,249
Bank of Hawaii Corp.	46,200	1,681,680
Bank of the Ozarks, Inc.	11,200	234,416
Banner Corp.	13,500	172,665
Boston Private Financial Holdings, Inc.	35,900	211,092
Camden National Corp.	3,700	100,751
Cascade Bancorp*(a)	10,000	58,300
Cathay General Bancorp	24,700	281,086
Chemical Financial Corp.	10,255	157,004
Citizens & Northern Corp.	18,600	276,396
Citizens Republic Bancorp, Inc.*	83,434	577,363
City Holding Co.(a)	19,500	526,305
CNB Financial Corp.(a)	3,800	48,716
CoBiz Financial, Inc.	28,100	125,607
Columbia Banking System, Inc.	12,430	177,998
Community Bank System, Inc.	11,600	263,204
Community Trust Bancorp, Inc.	18,870	439,482
CVB Financial Corp.	120,300	925,107
East West Bancorp, Inc.	15,800	235,578
Enterprise Financial Services Corp.	13,100	178,029
Financial Institutions, Inc.	21,000	299,460
First Bancorp, Inc.	1,900	23,921
First Bancorp, North Carolina	18,500	185,740
First Busey Corp.	50,800	220,980
First Commonwealth Financial Corp.	243,900	902,430
First Community Bancshares, Inc.(a)	26,300	268,260
First Financial Bancorp	70,300	970,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
First Financial Corp.	6,500	$178,815
First Merchants Corp.	19,200	135,360
First Midwest Bancorp, Inc.	41,900	306,708
First of Long Island Corp. (The)	3,800	86,108
FirstMerit Corp.	14,085	160,006
FNB Corp.	78,600	673,602
German American Bancorp, Inc.(a)	3,800	61,256
Great Southern Bancorp, Inc.	6,600	110,748
Hanmi Financial Corp.*(a)	235,780	195,697
Heartland Financial USA, Inc.	4,700	66,646
Hudson Valley Holding Corp.	6,726	117,234
IBERIABANK Corp.	9,800	461,188
Independent Bank Corp.	19,100	415,234
Investors Bancorp, Inc.*	104,350	1,317,941
Lakeland Bancorp, Inc.(a)	27,100	211,922
Lakeland Financial Corp.	10,700	221,062
MainSource Financial Group, Inc.	29,800	259,856
Merchants Bancshares, Inc.	3,800	101,764
Nara Bancorp, Inc.*	25,100	152,357
National Penn Bancshares, Inc.	47,145	330,487
NBT Bancorp, Inc.	16,300	303,506
Oriental Financial Group, Inc.	66,000	638,220
Orrstown Financial Services, Inc.	7,742	99,485
PacWest Bancorp	26,100	363,834
Park National Corp.(a)	4,700	248,536
Peoples Bancorp, Inc.(a)	11,500	126,500
Pinnacle Financial Partners, Inc.*	87,300	955,062
Renasant Corp.	20,700	263,511
Republic Bancorp, Inc., Class A	10,155	179,845
S&T Bancorp, Inc.	10,300	166,448
Sierra Bancorp	28,600	261,690
Southside Bancshares, Inc.(a)	13,041	234,868
Southwest Bancorp, Inc.*	54,100	228,302
State Bancorp, Inc.	8,000	84,560
StellarOne Corp.	14,500	144,275
Suffolk Bancorp	4,200	34,944
Susquehanna Bancshares, Inc.	53,100	290,457
SY Bancorp, Inc.	6,600	122,892
Texas Capital Bancshares, Inc.*	83,593	1,910,100
Tompkins Financial Corp.	5,100	182,478
Tower Bancorp, Inc.	500	10,470
Trico Bancshares	900	11,043
Trustmark Corp.(a)	14,900	270,435
United Bankshares, Inc.(a)	5,600	112,504
United Community Banks, Inc.*(a)	60,792	516,124
Washington Trust Bancorp, Inc.	7,900	156,262
WesBanco, Inc.	13,500	233,685
West Bancorp, Inc.(a)	34,500	292,560
West Coast Bancorp*	14,100	197,400
Wilshire Bancorp, Inc.*	91,300	250,162

		24,656,224

Commercial Services & Supplies 1.0%
ABM Industries, Inc.	7,500	142,950
Cenveo, Inc.*	91,700	276,017
Deluxe Corp.	82,700	1,538,220
Knoll, Inc.	21,400	293,180
Metalico, Inc.*	42,500	165,750
Team, Inc.*	19,100	400,718
United Stationers, Inc.	13,500	367,875

		3,184,710

Communications Equipment 1.4%
Arris Group, Inc.*	84,036	865,571
Black Box Corp.	28,400	606,340
Comtech Telecommunications Corp.	15,400	432,586
Digi International, Inc.*	21,000	231,000
Harmonic, Inc.*	341,960	1,456,749
Oplink Communications, Inc.*	9,300	140,802
Plantronics, Inc.	17,200	489,340
Symmetricom, Inc.*	32,300	140,182
Tekelec*	16,400	99,056

		4,461,626

Computers & Peripherals 0.7%
Diebold, Inc.	50,800	1,397,508
Electronics for Imaging, Inc.*	27,000	363,690
Fusion-io, Inc.*(a)	14,400	273,600
Imation Corp.*	22,400	163,744
Intevac, Inc.*	4,900	34,251
Rimage Corp.	7,000	88,550

		2,321,343

Construction & Engineering 1.0%
EMCOR Group, Inc.*	64,600	1,313,318
MasTec, Inc.*	102,200	1,799,742

		3,113,060

Consumer Finance 1.5%
Advance America Cash Advance Centers, Inc.	19,600	144,256
Cash America International, Inc.	30,600	1,565,496
DFC Global Corp.*	45,285	989,477
Nelnet, Inc., Class A	38,100	715,518
World Acceptance Corp.*	23,200	1,298,040

		4,712,787

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	91,200	314,640
Rock-Tenn Co., Class A	21,800	1,061,224
Silgan Holdings, Inc.	33,400	1,227,116

		2,602,980

Distributors 0.1%
Core-Mark Holding Co., Inc.*	13,500	413,505

Diversified Consumer Services 0.8%
Lincoln Educational Services Corp.	62,800	508,052
Mac-Gray Corp.	11,700	151,047
Service Corp. International	149,930	1,373,359
Stewart Enterprises, Inc., Class A(a)	60,500	359,975

		2,392,433

Diversified Financial Services 1.2%
CBOE Holdings, Inc.	57,050	1,396,014
Encore Capital Group, Inc.*	22,300	487,255
Marlin Business Services Corp.*	1,500	15,900
PHH Corp.*	109,800	1,765,584

		3,664,753

Diversified Telecommunication Services 1.1%
Boingo Wireless, Inc.*(a)	12,700	90,805
Cincinnati Bell, Inc.*	360,000	1,112,400
Consolidated Communications Holdings, Inc.	66,900	1,207,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Premiere Global Services, Inc.*	150,500	$966,210

		3,376,960

Electric Utilities 3.6%
Central Vermont Public Service Corp.	8,400	295,764
Cleco Corp.	30,200	1,031,028
El Paso Electric Co.	32,500	1,042,925
Great Plains Energy, Inc.	67,400	1,300,820
IDACORP, Inc.	40,400	1,526,312
MGE Energy, Inc.	9,300	378,231
Portland General Electric Co.	40,400	957,076
UIL Holdings Corp.	9,333	307,336
Unisource Energy Corp.	39,500	1,425,555
Westar Energy, Inc.	118,900	3,141,338

		11,406,385

Electrical Equipment 1.1%
Belden, Inc.	4,200	108,318
EnerSys*	39,500	790,790
Regal-Beloit Corp.	14,900	676,162
Woodward, Inc.	75,050	2,056,370

		3,631,640

Electronic Equipment, Instruments & Components 1.9%
Agilysys, Inc.*	15,755	112,333
Anixter International, Inc.	7,400	351,056
Brightpoint, Inc.*	13,100	120,651
Checkpoint Systems, Inc.*	12,100	164,318
Daktronics, Inc.	19,100	163,878
DDi Corp.	10,246	74,181
DTS, Inc.*	43,310	1,075,388
FEI Co.*	13,000	389,480
Insight Enterprises, Inc.*	25,100	380,014
Littelfuse, Inc.	8,814	354,411
Mercury Computer Systems, Inc.*	14,000	161,000
MTS Systems Corp.	35,550	1,089,252
NAPCO Security Technologies, Inc.*	182,549	418,037
RadiSys Corp.*	21,500	131,580
SYNNEX Corp.*	18,100	474,220
TTM Technologies, Inc.*	41,400	393,714

		5,853,513

Energy Equipment & Services 1.3%
C&J Energy Services, Inc.*(a)	13,500	221,940
Cal Dive International, Inc.*	247,460	472,648
Complete Production Services, Inc.*	26,800	505,180
Dril-Quip, Inc.*	20,210	1,089,521
Gulf Island Fabrication, Inc.	3,300	68,244
Gulfmark Offshore, Inc., Class A*	26,500	963,010
Helix Energy Solutions Group, Inc.*	29,300	383,830
Newpark Resources, Inc.*	14,100	85,869
RPC, Inc.(a)	14,880	242,842
TETRA Technologies, Inc.*	23,800	183,736

		4,216,820

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	16,700	562,122
Chefs’ Warehouse Holdings LLC*	53,900	633,864
Spartan Stores, Inc.	90,600	1,402,488

		2,598,474

Food Products 0.9%
B&G Foods, Inc.	20,000	333,600
Corn Products International, Inc.	53,950	2,116,998
Darling International, Inc.*	37,200	468,348

		2,918,946

Gas Utilities 1.7%
Chesapeake Utilities Corp.	6,500	260,715
Laclede Group, Inc. (The)	22,800	883,500
New Jersey Resources Corp.	20,650	879,070
South Jersey Industries, Inc.	12,600	626,850
Southwest Gas Corp.	38,500	1,392,545
WGL Holdings, Inc.	34,400	1,344,008

		5,386,688

Health Care Equipment & Supplies 2.9%
Alere, Inc.*	39,730	780,694
Cantel Medical Corp.	29,700	627,264
DynaVox, Inc., Class A*	33,100	119,160
Greatbatch, Inc.*	45,500	910,455
Haemonetics Corp.*	25,210	1,474,281
MAKO Surgical Corp.*	54,750	1,873,545
RTI Biologics, Inc.*	52,800	173,712
SonoSite, Inc.*	61,050	1,852,257
Teleflex, Inc.	26,900	1,446,413

		9,257,781

Health Care Providers & Services 3.2%
AMERIGROUP Corp.*	26,900	1,049,369
Bio-Reference Labs, Inc.*	96,458	1,775,792
Five Star Quality Care, Inc.*	180,400	451,000
Gentiva Health Services, Inc.*	23,800	131,376
Healthways, Inc.*	45,600	448,248
Kindred Healthcare, Inc.*	4,225	36,420
Landauer, Inc.	16,820	833,263
Magellan Health Services, Inc.*	13,900	671,370
Molina Healthcare, Inc.*	1,600	24,704
PharMerica Corp.*	143,500	2,047,745
PSS World Medical, Inc.*	51,150	1,007,143
Sun Healthcare Group, Inc.*	33,700	90,990
Triple-S Management Corp., Class B*(a)	50,219	841,168
Vanguard Health Systems, Inc.*	58,600	595,376

		10,003,964

Health Care Technology 0.1%
Epocrates, Inc.*	29,800	268,498

Hotels, Restaurants & Leisure 1.7%
Domino’s Pizza, Inc.*	81,300	2,215,425
Dunkin’ Brands Group, Inc.*(a)	6,100	168,970
Isle of Capri Casinos, Inc.*	52,200	252,648
Multimedia Games Holding Co., Inc.*	217,070	876,963
Papa John’s International, Inc.*	1,400	42,560
Scientific Games Corp., Class A*	66,500	473,480
Shuffle Master, Inc.*	138,021	1,160,756
Speedway Motorsports, Inc.	11,200	135,296

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Town Sports International Holdings, Inc.*	5,600	$40,656

		5,366,754

Household Durables 1.4%
American Greetings Corp., Class A	26,000	481,000
Blyth, Inc.	8,800	487,960
Helen of Troy Ltd.*	86,400	2,170,368
La-Z-Boy, Inc.*	2,800	20,748
Lifetime Brands, Inc.	14,000	134,960
Ryland Group, Inc.	97,950	1,043,168
Skullcandy, Inc.*(a)	17,200	243,036

		4,581,240

Industrial Conglomerates 0.1%
Standex International Corp.	6,500	202,345

Information Technology Services 1.8%
CACI International, Inc., Class A*	13,200	659,208
CIBER, Inc.*	55,500	168,165
CSG Systems International, Inc.*	12,600	159,264
Forrester Research, Inc.	43,469	1,413,177
Gartner, Inc.*	7,900	275,473
Global Cash Access Holdings, Inc.*	38,800	99,328
Mantech International Corp., Class A	20,500	643,290
NeuStar, Inc., Class A*	82,650	2,077,821
TeleTech Holdings, Inc.*	7,000	106,680
Unisys Corp.*	9,800	153,762

		5,756,168

Insurance 3.7%
Alterra Capital Holdings Ltd.	26,000	493,220
American Equity Investment Life Holding Co.	161,200	1,410,500
American Safety Insurance Holdings Ltd.*	12,300	226,320
AMERISAFE, Inc.*	51,600	949,956
Amtrust Financial Services, Inc.	27,400	609,924
Arthur J. Gallagher & Co.	71,250	1,873,875
Aspen Insurance Holdings Ltd.	26,000	599,040
Assured Guaranty Ltd.	43,700	480,263
CNO Financial Group, Inc.*	297,700	1,610,557
Delphi Financial Group, Inc., Class A	42,775	920,518
FBL Financial Group, Inc., Class A	11,600	308,792
Horace Mann Educators Corp.	3,300	37,653
Meadowbrook Insurance Group, Inc.	38,200	340,362
National Financial Partners Corp.*	102,700	1,123,538
ProAssurance Corp.	4,200	302,484
Selective Insurance Group, Inc.	25,100	327,555
Symetra Financial Corp.	19,600	159,740
Tower Group, Inc.	3,268	74,706

		11,849,003

Internet Software & Services 0.3%
Demand Media, Inc.*(a)	5,600	44,800
Responsys, Inc.*	3,700	39,886
United Online, Inc.	118,100	617,663
Zillow, Inc.*(a)	4,700	128,545

		830,894

Leisure Equipment & Products 0.3%
JAKKS Pacific, Inc.	55,300	1,047,935

Life Sciences Tools & Services 0.0%†
Pacific Biosciences of California, Inc.*	11,800	37,878

Machinery 4.0%
Altra Holdings, Inc.*	8,400	97,188
Briggs & Stratton Corp.	105,000	1,418,550
Cascade Corp.	2,300	76,797
Douglas Dynamics, Inc.	88,220	1,127,452
EnPro Industries, Inc.*	49,200	1,460,256
Harsco Corp.	52,900	1,025,731
Kadant, Inc.*	24,200	429,792
Kaydon Corp.	40,950	1,174,446
Kennametal, Inc.	56,249	1,841,592
LB Foster Co., Class A	15,300	340,119
Mueller Industries, Inc.	63,600	2,454,324
Robbins & Myers, Inc.	2,700	93,717
Wabtec Corp.	22,750	1,202,792

		12,742,756

Media 0.4%
Entercom Communications Corp., Class A*	92,100	483,525
Journal Communications, Inc., Class A*	63,000	187,110
LIN TV Corp., Class A*	68,600	149,548
McClatchy Co. (The), Class A*(a)	211,000	282,740
Pandora Media, Inc.*(a)	10,800	158,220

		1,261,143

Metals & Mining 1.6%
Century Aluminum Co.*	44,600	398,724
Coeur d’Alene Mines Corp.*	63,200	1,355,008
Haynes International, Inc.	40,119	1,743,171
Revett Minerals, Inc.*(a)	28,500	110,010
RTI International Metals, Inc.*	36,650	854,678
Worthington Industries, Inc.	46,500	649,605

		5,111,196

Multiline Retail 0.2%
Dillard’s, Inc., Class A	13,900	604,372

Multi-Utilities 1.0%
NorthWestern Corp.	32,500	1,038,050
Vectren Corp.	78,450	2,124,426

		3,162,476

Oil, Gas & Consumable Fuels 2.1%
Berry Petroleum Co., Class A	15,300	541,314
Brigham Exploration Co.*	11,600	293,016
Cloud Peak Energy, Inc.*	37,200	630,540
CVR Energy, Inc.*	47,100	995,694
Energy Partners Ltd.*	13,500	149,445
Green Plains Renewable Energy, Inc.*	48,400	451,572
Gulfport Energy Corp.*	15,800	382,044
Infinity Bio-Energy Ltd.*(b)	155,500	0
KiOR, Inc., Class A*(a)	35,300	732,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Solazyme, Inc.*	6,100	$58,621
Stone Energy Corp.*	12,400	201,004
VAALCO Energy, Inc.*	31,300	152,118
W&T Offshore, Inc.	64,600	888,896
Warren Resources, Inc.*	46,700	112,080
Western Refining, Inc.*	7,400	92,204
Westmoreland Coal Co.*	6,600	51,216
World Fuel Services Corp.	23,200	757,480

		6,489,366

Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	66,400	1,600,904
Domtar Corp.	5,100	347,667
P.H. Glatfelter Co.	24,200	319,682
Schweitzer-Mauduit International, Inc.	2,800	156,436

		2,424,689

Personal Products 0.2%
Prestige Brands Holdings, Inc.*	51,200	463,360
Revlon, Inc., Class A*	12,600	155,232

		618,592

Pharmaceuticals 0.9%
Endo Pharmaceuticals Holdings, Inc.*	64,954	1,818,062
Par Pharmaceutical Cos., Inc.*	19,500	519,090
Sagent Pharmaceuticals, Inc.*	28,800	582,912

		2,920,064

Professional Services 1.1%
Dolan Co. (The)*	21,000	188,790
GP Strategies Corp.*	14,500	144,855
IHS, Inc., Class A*	8,040	601,472
Kelly Services, Inc., Class A	44,600	508,440
Navigant Consulting, Inc.*	33,500	310,545
Resources Connection, Inc.	129,000	1,261,620
VSE Corp.	12,600	326,088

		3,341,810

Real Estate Investment Trusts (REITs) 8.4%
American Campus Communities, Inc.	38,100	1,417,701
American Capital Agency Corp.	72,900	1,975,590
Anworth Mortgage Asset Corp.	256,800	1,746,240
Ashford Hospitality Trust, Inc.	194,100	1,362,582
Associated Estates Realty Corp.	4,700	72,662
CapLease, Inc.	41,600	150,176
Capstead Mortgage Corp.	143,500	1,655,990
Colonial Properties Trust	28,536	518,214
DCT Industrial Trust, Inc.	182,200	799,858
DDR Corp.	25,600	279,040
DiamondRock Hospitality Co.	115,200	805,248
EastGroup Properties, Inc.	9,300	354,702
Entertainment Properties Trust	14,400	561,312
Equity Lifestyle Properties, Inc.	11,200	702,240
Extra Space Storage, Inc.	15,400	286,902
First Industrial Realty Trust, Inc.*	189,000	1,512,000
Getty Realty Corp.(a)	13,500	194,670
Home Properties, Inc.	4,700	266,772
Invesco Mortgage Capital, Inc.	19,300	272,709
Kite Realty Group Trust	53,800	196,908
LaSalle Hotel Properties	10,300	197,760
Lexington Realty Trust(a)	258,483	1,690,479
LTC Properties, Inc.	30,200	764,664
MFA Financial, Inc.	180,200	1,265,004
National Retail Properties, Inc.	24,200	650,254
Omega Healthcare Investors, Inc.	89,600	1,427,328
Parkway Properties, Inc.	92,900	1,022,829
Pennsylvania Real Estate Investment Trust	97,150	750,969
PS Business Parks, Inc.	4,700	232,838
Ramco-Gershenson Properties Trust	27,500	225,500
Senior Housing Properties Trust	59,400	1,279,476
Sun Communities, Inc.	14,400	506,736
Tanger Factory Outlet Centers	50,000	1,300,500
Winthrop Realty Trust	34,000	295,460

		26,741,313

Road & Rail 0.8%
Amerco, Inc.*	7,900	493,355
Con-way, Inc.	46,200	1,022,406
Genesee & Wyoming, Inc., Class A*	12,361	575,034
Quality Distribution, Inc.*	41,400	371,358

		2,462,153

Semiconductors & Semiconductor Equipment 2.0%
Amkor Technology, Inc.*(a)	278,700	1,215,132
Brooks Automation, Inc.	17,880	145,722
DSP Group, Inc.*	22,400	132,160
Entegris, Inc.*	57,838	369,006
GSI Technology, Inc.*	9,100	44,772
Integrated Silicon Solution, Inc.*	33,600	262,416
IXYS Corp.*	13,100	142,528
LTX-Credence Corp.*	169,600	897,184
Mindspeed Technologies, Inc.*	112,000	582,400
MKS Instruments, Inc.	14,000	303,940
Photronics, Inc.*	18,300	91,134
PMC-Sierra, Inc.*	43,800	261,924
Semtech Corp.*	11,200	236,320
Sigma Designs, Inc.*	25,200	197,568
Skyworks Solutions, Inc.*	12,100	217,074
Supertex, Inc.*	57,100	987,830
Veeco Instruments, Inc.*(a)	8,800	214,720

		6,301,830

Software 2.5%
Actuate Corp.*	295,200	1,629,504
Aspen Technology, Inc.*	22,800	348,156
Ebix, Inc.*	5,300	77,910
EPIQ Systems, Inc.	16,800	210,504
JDA Software Group, Inc.*	40,389	946,718
Netscout Systems, Inc.*	8,400	95,928
Quest Software, Inc.*	9,800	155,624
S1 Corp.*	189,320	1,736,064
Take-Two Interactive Software, Inc.*	149,100	1,896,552
Tangoe, Inc.*	3,300	37,323
TeleCommunication Systems, Inc., Class A*	34,200	117,990
THQ, Inc.*	464,705	803,940

		8,056,213

Specialty Retail 5.0%
Asbury Automotive Group, Inc.*	78,350	1,291,991
Cabela’s, Inc.*	108,600	2,225,214
Conn’s, Inc.*(a)	167,525	1,202,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Express, Inc.	101,450	$2,058,420
Finish Line, Inc. (The), Class A	62,700	1,253,373
Jos. A. Bank Clothiers, Inc.*	31,750	1,480,502
Monro Muffler Brake, Inc.	19,400	639,618
OfficeMax, Inc.*	332,500	1,612,625
Rent-A-Center, Inc.	51,600	1,416,420
Select Comfort Corp.*	24,000	335,280
Sonic Automotive, Inc., Class A	102,100	1,101,659
Stage Stores, Inc.	80,750	1,120,003
Teavana Holdings, Inc.*(a)	4,200	85,428

		15,823,363

Textiles, Apparel & Luxury Goods 2.7%
G-III Apparel Group Ltd.*	62,550	1,429,893
Iconix Brand Group, Inc.*	114,900	1,815,420
Maidenform Brands, Inc.*	16,716	391,322
Oxford Industries, Inc.(a)	30,200	1,035,860
Perry Ellis International, Inc.*	123,150	2,315,220
Warnaco Group, Inc. (The)*	36,400	1,677,676

		8,665,391

Thrifts & Mortgage Finance 3.3%
BankFinancial Corp.	9,900	65,736
BankUnited, Inc.	53,100	1,102,356
Berkshire Hills Bancorp, Inc.	11,200	206,864
Brookline Bancorp, Inc.	227,400	1,753,254
Dime Community Bancshares, Inc.	13,650	138,275
First Niagara Financial Group, Inc.	54,196	495,893
Flushing Financial Corp.	131,100	1,415,880
OceanFirst Financial Corp.(a)	12,200	142,374
Ocwen Financial Corp.*	171,800	2,269,478
Provident Financial Services, Inc.	23,800	255,850
Trustco Bank Corp.	27,100	120,866
ViewPoint Financial Group	108,700	1,244,615
Washington Federal, Inc.	97,958	1,247,985
WSFS Financial Corp.	3,300	104,181

		10,563,607

Trading Companies & Distributors 1.2%
Aircastle Ltd.	32,600	310,352
Applied Industrial Technologies, Inc.	52,250	1,419,110
Interline Brands, Inc.*	15,900	204,633
SeaCube Container Leasing Ltd.	66,900	811,497
Titan Machinery, Inc.*	54,850	981,815

		3,727,407

Transportation Infrastructure 0.2%
Wesco Aircraft Holdings, Inc.*(a)	45,600	498,408

Water Utilities 0.2%
American States Water Co.	5,100	173,043
California Water Service Group	9,300	164,703
York Water Co. (The)	8,400	135,912

		473,658

Wireless Telecommunication Services 0.7%
NTELOS Holdings Corp.	130,386	2,311,744

Total Common Stocks (cost $353,431,082)		306,538,055

U.S. Treasury Note 0.4%

	Principal Amount	Market Value
U.S. Treasury Note, 0.75%, 11/30/11(c)	$1,275,000	$1,276,395

Total U.S. Treasury Note (cost $1,276,360)		1,276,395

Mutual Fund 2.8%

	Shares	Market Value
Money Market Fund 2.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(d)	8,940,644	$8,940,644

Total Mutual Fund (cost $8,940,644)		8,940,644

Repurchase Agreement 2.6%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $8,227,713, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/190 - 8/20/41; total market value $8,392,235.(e)	$8,227,679	$8,227,679

Total Repurchase Agreement (cost $8,227,679)		8,227,679

Total Investments (cost $371,875,765) (f) — 102.7%		324,982,773
Liabilities in excess of other assets — (2.7%)		(8,440,309)

NET ASSETS — 100.0%		$316,542,464

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $7,666,912.
(b)	Fair Valued Security.
(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2011.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011, was $8,227,679.
(f)	At September 30, 2011, the tax basis cost of the Fund’s investments was $375,451,721, tax unrealized appreciation and depreciation were $12,709,130 and $(63,178,078), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

At September 30, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
73	Russell 2000 Mini Future	12/16/11	$4,682,950	$(333,941)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,275,496	$—	$—	$10,275,496
Air Freight & Logistics	1,572,233	—	—	1,572,233
Airlines	3,983,812	—	—	3,983,812
Auto Components	2,766,675	—	—	2,766,675
Biotechnology	5,958,495	—	—	5,958,495
Building Products	3,033,084	—	—	3,033,084
Capital Markets	5,295,875	—	—	5,295,875
Chemicals	9,235,527	—	—	9,235,527
Commercial Banks	24,656,224	—	—	24,656,224
Commercial Services & Supplies	3,184,710	—	—	3,184,710
Communications Equipment	4,461,626	—	—	4,461,626
Computers & Peripherals	2,321,343	—	—	2,321,343
Construction & Engineering	3,113,060	—	—	3,113,060
Consumer Finance	4,712,787	—	—	4,712,787
Containers & Packaging	2,602,980	—	—	2,602,980
Distributors	413,505	—	—	413,505
Diversified Consumer Services	2,392,433	—	—	2,392,433
Diversified Financial Services	3,664,753	—	—	3,664,753
Diversified Telecommunication Services	3,376,960	—	—	3,376,960
Electric Utilities	11,406,385	—	—	11,406,385
Electrical Equipment	3,631,640	—	—	3,631,640
Electronic Equipment, Instruments & Components	5,853,513	—	—	5,853,513
Energy Equipment & Services	4,216,820	—	—	4,216,820
Food & Staples Retailing	2,598,474	—	—	2,598,474
Food Products	2,918,946	—	—	2,918,946
Gas Utilities	5,386,688	—	—	5,386,688
Health Care Equipment & Supplies	9,257,781	—	—	9,257,781
Health Care Providers & Services	10,003,964	—	—	10,003,964
Health Care Technology	268,498	—	—	268,498
Hotels, Restaurants & Leisure	5,366,754	—	—	5,366,754
Household Durables	4,581,240	—	—	4,581,240
Industrial Conglomerates	202,345	—	—	202,345
Information Technology Services	5,756,168	—	—	5,756,168
Insurance	11,849,003	—	—	11,849,003
Internet Software & Services	830,894	—	—	830,894

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Leisure Equipment & Products	$1,047,935	$—	$—	$1,047,935
Life Sciences Tools & Services	37,878	—	—	37,878
Machinery	12,742,756	—	—	12,742,756
Media	1,261,143	—	—	1,261,143
Metals & Mining	5,111,196	—	—	5,111,196
Multiline Retail	604,372	—	—	604,372
Multi-Utilities	3,162,476	—	—	3,162,476
Oil, Gas & Consumable Fuels	6,489,366	—	—	6,489,366
Paper & Forest Products	2,424,689	—	—	2,424,689
Personal Products	618,592	—	—	618,592
Pharmaceuticals	2,920,064	—	—	2,920,064
Professional Services	3,341,810	—	—	3,341,810
Real Estate Investment Trusts (REITs)	26,741,313	—	—	26,741,313
Road & Rail	2,462,153	—	—	2,462,153
Semiconductors & Semiconductor Equipment	6,301,830	—	—	6,301,830
Software	8,056,213	—	—	8,056,213
Specialty Retail	15,823,363	—	—	15,823,363
Textiles, Apparel & Luxury Goods	8,665,391	—	—	8,665,391
Thrifts & Mortgage Finance	10,563,607	—	—	10,563,607
Trading Companies & Distributors	3,727,407	—	—	3,727,407
Transportation Infrastructure	498,408	—	—	498,408
Water Utilities	473,658	—	—	473,658
Wireless Telecommunication Services	2,311,744	—	—	2,311,744

Total Common Stocks	$306,538,055	$—	$—	$306,538,055

Mutual Fund	8,940,644	—	—	8,940,644
Repurchase Agreement	—	8,227,679	—	8,227,679
U.S. Treasury Note	—	1,276,395	—	1,276,395

Total Assets	$315,478,699	$9,504,074	$—	$324,982,773

Liabilities:
Futures Contracts	(333,941)	—	—	(333,941)

Total Liabilities	$(333,941)	$—	$—	$(333,941)

Total	$315,144,758	$9,504,074	$—	$324,648,832

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Securities Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2011

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(333,941)

Total		$(333,941)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 94.6%

	Shares	Market Value
AUSTRALIA 0.0%†

Electric Utilities 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BERMUDA 1.1%

Insurance 1.1%
Arch Capital Group Ltd.*	55,900	1,826,533
Assured Guaranty Ltd.	69,300	761,607
Validus Holdings Ltd.	59,100	1,472,772

		4,060,912

CANADA 0.9%

Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	27,700	559,263

Energy Equipment & Services 0.2%
Pason Systems, Inc.(a)	48,100	611,406

Machinery 0.1%
AG Growth International, Inc.	7,300	264,259

Metals & Mining 0.4%
Alamos Gold, Inc.(a)	48,000	721,443
AuRico Gold, Inc.*	41,160	386,904
Major Drilling Group International(a)	26,700	263,458

		1,371,805

Oil, Gas & Consumable Fuels 0.0%†
Legacy Oil + Gas, Inc.*	5,700	46,170

Software 0.1%
Computer Modelling Group Ltd.(a)	31,000	393,749

Specialty Retail 0.0%†
Leon’s Furniture Ltd.(a)	13,300	151,543

		3,398,195

CHINA 0.0%†

Internet Software & Services 0.0%†
Youku.com, Inc., Series F, ADR*(a)	2	2

COLOMBIA 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Petrominerales Ltd.(a)	6,310	124,044

CURACAO 0.1%

Health Care Equipment & Supplies 0.1%
Orthofix International NV*	5,580	192,566

IRELAND 0.4%

Life Sciences Tools & Services 0.4%
ICON PLC, ADR*	81,000	1,302,480

ISRAEL 0.9%

Communications Equipment 0.4%
Ceragon Networks Ltd.*	137,397	1,312,141

Health Care Equipment & Supplies 0.2%
Syneron Medical Ltd.*	57,400	568,834

Household Durables 0.1%
SodaStream International Ltd.*	14,920	493,106

Semiconductors & Semiconductor Equipment 0.2%
Nova Measuring Instruments Ltd.*	161,900	869,403

		3,243,484

MONACO 0.1%

Oil, Gas & Consumable Fuels 0.1%
Scorpio Tankers, Inc.*	102,742	542,478

NETHERLANDS 0.2%

Energy Equipment & Services 0.2%
Core Laboratories NV	8,840	794,097

PUERTO RICO 0.7%

Commercial Banks 0.2%
Popular, Inc.*	524,600	786,900

Health Care Providers & Services 0.5%
Triple-S Management Corp., Class B*	117,600	1,969,800

		2,756,700

UNITED KINGDOM 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)	94,500	0

UNITED STATES 90.2%

Aerospace & Defense 1.0%
American Science & Engineering, Inc.	2,400	146,520
BE Aerospace, Inc.*	28,880	956,217
Hexcel Corp.*	30,440	674,550
Innovative Solutions & Support, Inc.*	89,572	432,633
TransDigm Group, Inc.*	17,880	1,460,260

		3,670,180

Air Freight & Logistics 0.3%
Forward Air Corp.	47,800	1,216,510

Airlines 0.2%
SkyWest, Inc.	53,763	618,812

Auto Components 0.6%
American Axle & Manufacturing
Holdings, Inc.*	116,900	891,947
Exide Technologies*	234,000	936,000
Gentex Corp.	8,000	192,400
Stoneridge, Inc.*	20,926	109,234

		2,129,581

Beverages 0.2%
Boston Beer Co., Inc., Class A*	12,800	930,560

Biotechnology 0.6%
Cepheid, Inc.*	27,600	1,071,708
Cubist Pharmaceuticals, Inc.*	22,900	808,828

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Biotechnology (continued)
Incyte Corp Ltd.*	18,930	$264,452

		2,144,988

Building Products 0.3%
AAON, Inc.	35,100	552,825
NCI Building Systems, Inc.*	80,100	605,556

		1,158,381

Capital Markets 1.7%
Cohen & Steers, Inc.	16,240	466,900
Cowen Group, Inc., Class A*	362,420	982,158
Hercules Technology Growth Capital, Inc.	157,041	1,337,989
Horizon Technology Finance Corp.	103,238	1,513,469
New Mountain Finance Corp.	95,600	1,215,076
Waddell & Reed Financial, Inc., Class A	30,582	764,856

		6,280,448

Chemicals 2.9%
Balchem Corp.	26,200	977,522
Hawkins, Inc.	16,800	534,912
Innophos Holdings, Inc.	39,723	1,583,756
Intrepid Potash, Inc.*	34,000	845,580
Koppers Holdings, Inc.	29,000	742,690
LSB Industries, Inc.*	45,300	1,298,751
Minerals Technologies, Inc.	19,000	936,130
NewMarket Corp.	2,200	334,114
OM Group, Inc.*	23,600	612,892
Rockwood Holdings, Inc.*	15,590	525,227
RPM International, Inc.	53,348	997,608
Sensient Technologies Corp.	41,000	1,334,550

		10,723,732

Commercial Banks 3.7%
Bancorp, Inc. (The)*	181,048	1,296,304
Bank of Hawaii Corp.	1,800	65,520
Financial Institutions, Inc.	101,800	1,451,668
First Citizens Bancshares, Inc., Class A	7,816	1,121,909
First Financial Bancorp	59,763	824,729
First Financial Bankshares, Inc.	35,250	922,140
First of Long Island Corp. (The)	46,254	1,048,116
FNB Corp.	101,571	870,463
Lakeland Financial Corp.	43,100	890,446
Metro Bancorp, Inc.*	130,526	1,129,050
PrivateBancorp, Inc.	91,500	688,080
Signature Bank*	28,120	1,342,167
SVB Financial Group*	17,065	631,405
Westamerica Bancorp	8,800	337,216
Western Alliance Bancorp*	234,900	1,287,252

		13,906,465

Commercial Services & Supplies 2.2%
ACCO Brands Corp.*	173,537	827,771
Clean Harbors, Inc.*	18,530	950,589
Deluxe Corp.	79,700	1,482,420
Ennis, Inc.	62,995	822,715
Healthcare Services Group, Inc.	49,850	804,579
McGrath Rentcorp	51,400	1,222,806
Rollins, Inc.	60,375	1,129,616
United Stationers, Inc.	40,482	1,103,135

		8,343,631

Communications Equipment 1.0%
Acme Packet, Inc.*	19,640	836,467
Aruba Networks, Inc.*	26,100	545,751
Emulex Corp.*	172,000	1,100,800
Oplink Communications, Inc.*	94,484	1,430,488

		3,913,506

Computers & Peripherals 0.3%
BancTec, Inc.*(a)(b)	36,134	108,402
Electronics for Imaging, Inc.*	88,400	1,190,748

		1,299,150

Construction & Engineering 0.7%
EMCOR Group, Inc.*	40,900	831,497
Layne Christensen Co.*	7,000	161,700
Orion Marine Group, Inc.*	76,700	442,559
Tutor Perini Corp.	66,500	764,085
UniTek Global Services, Inc.*	62,293	308,973

		2,508,814

Consumer Finance 0.3%
Cash America International, Inc.	9,240	472,718
DFC Global Corp.*	27,960	610,926

		1,083,644

Containers & Packaging 1.0%
AptarGroup, Inc.	33,900	1,514,313
Myers Industries, Inc.	46,188	468,808
Rock-Tenn Co., Class A	14,800	720,464
Silgan Holdings, Inc.	25,600	940,544

		3,644,129

Distributors 0.3%
Core-Mark Holding Co., Inc.*	33,100	1,013,853
Pool Corp.	7,100	185,878

		1,199,731

Diversified Consumer Services 0.3%
Hillenbrand, Inc.	17,800	327,520
Matthews International Corp., Class A	11,700	359,892
Strayer Education, Inc.	3,400	260,678

		948,090

Diversified Financial Services 0.8%
Encore Capital Group, Inc.*	21,040	459,724
Gain Capital Holdings, Inc.*	193,742	1,218,637
NewStar Financial, Inc.*	124,184	1,159,879
Pico Holdings, Inc.*	6,300	129,213

		2,967,453

Diversified Telecommunication Services 0.6%
Cbeyond, Inc.*	109,700	774,482
Cogent Communications Group, Inc.*	111,700	1,502,365

		2,276,847

Electric Utilities 2.6%
Great Plains Energy, Inc.	102,629	1,980,740
NV Energy, Inc.	130,200	1,915,242
UIL Holdings Corp.	69,887	2,301,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Electric Utilities (continued)
Unisource Energy Corp.	92,414	$3,335,221

		9,532,582

Electrical Equipment 0.8%
General Cable Corp.*	24,500	572,075
Polypore International, Inc.*	29,840	1,686,557
Powell Industries, Inc.*	24,265	751,487

		3,010,119

Electronic Equipment, Instruments & Components 1.9%
CTS Corp.	159,300	1,295,109
Electro Scientific Industries, Inc.*	60,223	716,052
IPG Photonics Corp.*	20,420	887,045
Multi-Fineline Electronix, Inc.*	71,900	1,433,686
OSI Systems, Inc.*	29,970	1,004,594
Trimble Navigation Ltd.*	17,400	583,770
TTM Technologies, Inc.*	116,986	1,112,537

		7,032,793

Energy Equipment & Services 2.3%
Atwood Oceanics, Inc.*	15,850	544,606
CARBO Ceramics, Inc.	18,310	1,877,324
Helix Energy Solutions Group, Inc.*	43,000	563,300
Key Energy Services, Inc.*	51,690	490,538
Lufkin Industries, Inc.	11,400	606,594
Natural Gas Services Group, Inc.*	84,300	1,081,569
Oceaneering International, Inc.	30,100	1,063,734
Pioneer Drilling Co.*	69,248	497,201
Superior Energy Services, Inc.*	29,230	766,995
Tidewater, Inc.	21,492	903,739

		8,395,600

Food & Staples Retailing 1.8%
Fresh Market, Inc. (The)*	17,560	670,090
Ruddick Corp.	81,998	3,197,102
Spartan Stores, Inc.	96,671	1,496,467
Weis Markets, Inc.	32,382	1,200,077

		6,563,736

Food Products 1.6%
Darling International, Inc.*	62,800	790,652
Diamond Foods, Inc.	26,220	2,092,094
Flowers Foods, Inc.	48,750	948,675
J&J Snack Foods Corp.	14,283	686,298
Lancaster Colony Corp.	25,800	1,574,058

		6,091,777

Gas Utilities 1.5%
New Jersey Resources Corp.	33,250	1,415,453
Northwest Natural Gas Co.	24,700	1,089,270
Piedmont Natural Gas Co., Inc.	7,300	210,897
South Jersey Industries, Inc.	16,800	835,800
Southwest Gas Corp.	53,147	1,922,327

		5,473,747

Health Care Equipment & Supplies 3.8%
Abaxis, Inc.*	40,500	927,855
Cooper Cos., Inc. (The)	20,280	1,605,162
Cutera, Inc.*	68,597	488,411
DexCom, Inc.*	52,840	634,080
Gen-Probe, Inc.*	8,250	472,312
Haemonetics Corp.*	29,200	1,707,616
IDEXX Laboratories, Inc.*	6,104	420,993
Kensey Nash Corp.*	47,700	1,168,650
Meridian Bioscience, Inc.	56,700	892,458
Neogen Corp.*	7,640	265,261
NxStage Medical, Inc.*	41,770	871,322
Palomar Medical Technologies, Inc.*	67,521	532,065
Sirona Dental Systems, Inc.*	40,228	1,706,069
Solta Medical, Inc.*	258,487	323,109
Volcano Corp.*	30,890	915,271
West Pharmaceutical Services, Inc.	37,600	1,394,960

		14,325,594

Health Care Providers & Services 4.9%
Addus HomeCare Corp.*	133,331	545,324
AMERIGROUP Corp.*	8,640	337,046
Amsurg Corp.*	25,434	572,265
Catalyst Health Solutions, Inc.*	20,870	1,203,990
Ensign Group, Inc. (The)	51,600	1,192,476
Hanger Orthopedic Group, Inc.*	49,050	926,555
Healthspring, Inc.*	28,610	1,043,121
HMS Holdings Corp.*	54,650	1,332,913
IPC The Hospitalist Co., Inc.*	15,250	544,273
Kindred Healthcare, Inc.*	110,700	954,234
Landauer, Inc.	4,200	208,068
LHC Group, Inc.*	53,800	917,828
Magellan Health Services, Inc.*	22,190	1,071,777
MedQuist Holdings, Inc.*	180,654	1,365,744
MWI Veterinary Supply, Inc.*	39,980	2,751,424
Providence Service Corp. (The)*	105,414	1,122,659
PSS World Medical, Inc.*	64,900	1,277,881
Team Health Holdings, Inc.*	51,360	843,331

		18,210,909

Health Care Technology 0.7%
athenahealth, Inc.*	7,760	462,108
Quality Systems, Inc.	7,810	757,570
SXC Health Solutions Corp.*	22,220	1,237,654

		2,457,332

Hotels, Restaurants & Leisure 2.0%
BJ’s Restaurants, Inc.*	29,980	1,322,418
Brinker International, Inc.	27,200	569,024
Denny’s Corp.*	259,927	865,557
DineEquity, Inc.*	34,000	1,308,660
Domino’s Pizza, Inc.*	33,126	902,683
Morgans Hotel Group Co.*	136,900	820,031
Panera Bread Co., Class A*	8,270	859,584
Peet’s Coffee & Tea, Inc.*	14,310	796,208

		7,444,165

Household Durables 0.6%
La-Z-Boy, Inc.*	128,100	949,221
M/I Homes, Inc.*	73,525	441,885
Newell Rubbermaid, Inc.	55,764	661,919

		2,053,025

Household Products 0.6%
Church & Dwight Co., Inc.	23,200	1,025,440
Spectrum Brands Holdings, Inc.*	53,300	1,258,946

		2,284,386

Industrial Conglomerates 0.3%
Raven Industries, Inc.	20,937	1,009,163

Information Technology Services 1.8%
Alliance Data Systems Corp.*	10,432	967,046
Cardtronics, Inc.*	61,870	1,418,061
CIBER, Inc.*	240,500	728,715
Forrester Research, Inc.	26,400	858,264
Jack Henry & Associates, Inc.	10,600	307,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Information Technology Services (continued)
Mantech International Corp., Class A	27,400	$859,812
NCI, Inc., Class A*	6,397	76,316
ServiceSource International, Inc.*	74,530	984,541
Syntel, Inc.	11,500	496,685

		6,696,628

Insurance 4.3%
American Equity Investment Life
Holding Co.	86,067	753,086
Employers Holdings, Inc.	66,695	851,028
Hanover Insurance Group, Inc. (The)	68,231	2,422,200
Harleysville Group, Inc.	41,300	2,430,918
HCC Insurance Holdings, Inc.	63,198	1,709,506
Infinity Property & Casualty Corp.	20,100	1,054,848
ProAssurance Corp.	13,980	1,006,840
Reinsurance Group of America, Inc.	31,165	1,432,032
RLI Corp.	25,600	1,627,648
Safety Insurance Group, Inc.	26,900	1,017,627
Transatlantic Holdings, Inc.	35,000	1,698,200

		16,003,933

Internet & Catalog Retail 0.4%
HomeAway, Inc.*	9,440	317,373
Shutterfly, Inc.*	24,390	1,004,380

		1,321,753

Internet Software & Services 1.1%
EarthLink, Inc.	193,200	1,261,596
Liquidity Services, Inc.*	5,320	170,612
Perficient, Inc.*	126,300	924,516
Stamps.com, Inc.	36,180	739,519
Web.com Group, Inc.*	159,619	1,114,141

		4,210,384

Leisure Equipment & Products 0.4%
Brunswick Corp.	62,500	877,500
Polaris Industries, Inc.	14,400	719,568

		1,597,068

Machinery 4.8%
Accuride Corp.*	131,000	670,720
Badger Meter, Inc.	27,900	807,147
Cascade Corp.	21,117	705,096
Chart Industries, Inc.*	29,410	1,240,220
Clarcor, Inc.	49,900	2,064,862
Commercial Vehicle Group, Inc.*	83,100	545,967
Douglas Dynamics, Inc.	43,700	558,486
Gardner Denver, Inc.	19,800	1,258,290
Graco, Inc.	27,700	945,678
Lincoln Electric Holdings, Inc.	6,000	174,060
Lindsay Corp.	20,620	1,109,356
Meritor, Inc.*	48,734	344,062
NACCO Industries, Inc., Class A	9,100	576,940
Nordson Corp.	18,782	746,397
Robbins & Myers, Inc.	61,070	2,119,740
Toro Co. (The)	10,911	537,585
Valmont Industries, Inc.	7,200	561,168
WABCO Holdings, Inc.*	24,920	943,471
Wabtec Corp.	37,940	2,005,888

		17,915,133

Metals & Mining 1.0%
Allied Nevada Gold Corp.*	28,340	1,014,855
Carpenter Technology Corp.	11,180	501,870
Compass Minerals International, Inc.	24,700	1,649,466
Globe Specialty Metals, Inc.	32,940	478,289

		3,644,480

Multiline Retail 0.1%
Gordmans Stores, Inc.*	31,675	379,150

Multi-Utilities 1.0%
Avista Corp.	108,247	2,581,691
CMS Energy Corp.	66,000	1,306,140

		3,887,831

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	24,147	747,108

Oil, Gas & Consumable Fuels 3.8%
Abraxas Petroleum Corp.*	252,900	667,656
Berry Petroleum Co., Class A	19,220	680,004
Brigham Exploration Co.*	44,210	1,116,744
Concho Resources, Inc.*	9,400	668,716
Energen Corp.	30,398	1,242,974
Energy Partners Ltd.*	75,700	837,999
Gulfport Energy Corp.*	17,500	423,150
James River Coal Co.*	64,015	407,775
Kodiak Oil & Gas Corp.*	266,400	1,387,944
Northern Oil and Gas, Inc.*	84,600	1,640,394
Oasis Petroleum, Inc.*	36,700	819,511
Resolute Energy Corp.*	63,000	715,680
Rex Energy Corp.*	101,498	1,283,950
Rosetta Resources, Inc.*	13,600	465,392
SM Energy Co.	13,015	789,360
Swift Energy Co.*	41,600	1,012,544

		14,159,793

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	53,400	1,287,474
Louisiana-Pacific Corp.*	98,023	499,917

		1,787,391

Personal Products 0.6%
Elizabeth Arden, Inc.*	47,480	1,350,331
Nu Skin Enterprises, Inc., Class A	18,070	732,197

		2,082,528

Pharmaceuticals 0.6%
ISTA Pharmaceuticals, Inc.*	267,008	921,178
Medicines Co. (The)*	99,000	1,473,120

		2,394,298

Professional Services 1.0%
Acacia Research Corp.*	46,940	1,689,371
Advisory Board Co. (The)*	8,680	560,120
Exponent, Inc.*	29,400	1,215,102
RPX Corp.*	15,610	323,283

		3,787,876

Real Estate Investment Trusts (REITs) 3.2%
American Assets Trust, Inc.	75,872	1,361,902
American Capital Agency Corp.	16,700	452,570
Campus Crest Communities, Inc.	89,105	969,463
Cogdell Spencer, Inc.	205,000	772,850
Entertainment Properties Trust	31,800	1,239,564
LaSalle Hotel Properties	45,698	877,402
MFA Financial, Inc.	201,317	1,413,245
One Liberty Properties, Inc.	67,670	992,042
PS Business Parks, Inc.	27,000	1,337,580
Summit Hotel Properties, Inc.	173,112	1,222,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	19,049	$958,355
Winthrop Realty Trust	58,019	504,185

		12,101,329

Road & Rail 0.7%
Genesee & Wyoming, Inc., Class A*	17,100	795,492
RailAmerica, Inc.*	66,881	871,460
Saia, Inc.*	85,300	897,356

		2,564,308

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	116,600	1,005,092
AXT, Inc.*	187,800	946,512
Cavium, Inc.*	31,460	849,734
Cirrus Logic, Inc.*	89,700	1,322,178
Cypress Semiconductor Corp.*	60,610	907,332
GT Advanced Technologies, Inc.*	109,600	769,392
Hittite Microwave Corp.*	13,100	637,970
Netlogic Microsystems, Inc.*	28,260	1,359,589
Pericom Semiconductor Corp.*	166,913	1,236,825
PMC-Sierra, Inc.*	172,500	1,031,550
RF Micro Devices, Inc.*	183,000	1,160,220

		11,226,394

Software 5.0%
Actuate Corp.*	170,200	939,504
Ariba, Inc.*	39,560	1,096,208
Aspen Technology, Inc.*	95,250	1,454,468
Blackbaud, Inc.	25,300	563,431
BroadSoft, Inc.*	26,250	796,688
CommVault Systems, Inc.*	28,220	1,045,833
FactSet Research Systems, Inc.	7,000	622,790
Fortinet, Inc.*	49,240	827,232
Informatica Corp.*	22,620	926,289
MICROS Systems, Inc.*	27,640	1,213,672
NetSuite, Inc.*	32,880	888,089
QLIK Technologies, Inc.*	26,840	581,354
RealPage, Inc.*	28,840	589,778
Smith Micro Software, Inc.*	61,592	93,620
Solera Holdings, Inc.	28,700	1,449,350
Sourcefire, Inc.*	13,410	358,852
SuccessFactors, Inc.*	28,060	645,099
Synchronoss Technologies, Inc.*	52,210	1,300,551
TeleCommunication Systems, Inc., Class A*	297,300	1,025,685
TIBCO Software, Inc.*	43,770	980,010
Ultimate Software Group, Inc.*	28,840	1,347,405

		18,745,908

Specialty Retail 5.6%
Aaron’s, Inc.	41,450	1,046,612
Ascena Retail Group, Inc.*	39,181	1,060,630
Charming Shoppes, Inc.*	284,600	739,960
DSW, Inc., Class A	22,490	1,038,588
Express, Inc.	81,088	1,645,276
Francesca’s Holdings Corp.*	18,880	400,445
Genesco, Inc.*	2,270	116,973
Haverty Furniture Cos., Inc.	51,300	512,487
Hibbett Sports, Inc.*	32,100	1,087,869
Lithia Motors, Inc., Class A	63,200	908,816
PEP Boys-Manny Moe & Jack	112,000	1,105,440
Pier 1 Imports, Inc.*	60,500	591,690
Sally Beauty Holdings, Inc.*	154,400	2,563,040
Sonic Automotive, Inc., Class A	97,400	1,050,946
Stage Stores, Inc.	50,797	704,554
Teavana Holdings, Inc.*	9,810	199,535
Tractor Supply Co.	34,300	2,145,465
Ulta Salon Cosmetics & Fragrance, Inc.*	25,000	1,555,750
Vitamin Shoppe, Inc.*	34,540	1,293,178
Wet Seal, Inc. (The), Class A*	243,100	1,089,088

		20,856,342

Textiles, Apparel & Luxury Goods 2.0%
Iconix Brand Group, Inc.*	59,197	935,313
Kenneth Cole Productions, Inc., Class A*	14,387	154,372
Perry Ellis International, Inc.*	77,088	1,449,254
PVH Corp.	21,182	1,233,640
Steven Madden Ltd.*	64,060	1,928,206
Under Armour, Inc., Class A*	8,280	549,875
Vera Bradley, Inc.*	29,260	1,054,823

		7,305,483

Thrifts & Mortgage Finance 2.6%
Berkshire Hills Bancorp, Inc.	59,200	1,093,424
Brookline Bancorp, Inc.	217,900	1,680,009
Capitol Federal Financial, Inc.	92,200	973,632
Dime Community Bancshares, Inc.	31,450	318,588
ESSA Bancorp, Inc.	92,315	970,231
MGIC Investment Corp.*	142,600	266,662
Provident Financial Services, Inc.	61,900	665,425
United Financial Bancorp, Inc.	80,364	1,100,183
ViewPoint Financial Group	32,000	366,400
Walker & Dunlop, Inc.*	110,703	1,286,369
Washington Federal, Inc.	61,265	780,516
Westfield Financial, Inc.	52,800	347,952

		9,849,391

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	62,598	1,700,162
Beacon Roofing Supply, Inc.*	30,450	486,895
DXP Enterprises, Inc.*	47,048	885,914
H&E Equipment Services, Inc.*	130,114	1,073,441
TAL International Group, Inc.	35,750	891,605
Titan Machinery, Inc.*	30,650	548,635

		5,586,652

Water Utilities 0.3%
American States Water Co.	28,300	960,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	66,381	$1,176,935

		335,837,895

Total Common Stocks (cost $405,886,701)		352,252,853

Preferred Stocks 0.2%

	Shares	Market Value
UNITED STATES 0.2%

Consumer Finance 0.0%†
Xoom Corp.*(a)	96,245	$221,363

Electrical Equipment 0.1%
Better Place*(a)	108,194	324,582

Health Care Technology 0.1%
Castlight Health, Inc*(a)	65,959	271,165

Internet Software & Services 0.0%†
Ning, Inc.*(a)	63,095	148,904

Total Preferred Stocks (cost $1,322,362)		966,014

Mutual Fund 5.2%

	Shares	Market Value
Money Market Fund 5.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(c)	19,223,751	$19,223,751

Total Mutual Fund (cost $19,223,751)		19,223,751

Total Investments (cost $426,432,814) (d) — 100.0%		372,442,618
Liabilities in excess of other assets — 0.0%†		(171,623)

NET ASSETS — 100.0%		$372,270,995

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $108,402 which represents 0.03% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2011.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $428,003,702, tax unrealized appreciation and depreciation were $14,157,699 and $(69,718,783), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,670,180	$—	$—	$3,670,180
Air Freight & Logistics	1,216,510	—	—	1,216,510
Airlines	618,812	—	—	618,812
Auto Components	2,129,581	—	—	2,129,581
Beverages	930,560	—	—	930,560
Biotechnology	2,144,988	—	—	2,144,988
Building Products	1,158,381	—	—	1,158,381
Capital Markets	6,280,448	—	—	6,280,448
Chemicals	10,723,732	—	—	10,723,732
Commercial Banks	14,693,365	—	—	14,693,365
Commercial Services & Supplies	8,902,894	—	—	8,902,894
Communications Equipment	5,225,647	—	—	5,225,647
Computers & Peripherals	1,190,748	—	108,402	1,299,150
Construction & Engineering	2,508,814	—	—	2,508,814
Consumer Finance	1,083,644	—	—	1,083,644
Containers & Packaging	3,644,129	—	—	3,644,129
Distributors	1,199,731	—	—	1,199,731
Diversified Consumer Services	948,090	—	—	948,090
Diversified Financial Services	2,967,453	—	—	2,967,453
Diversified Telecommunication Services	2,276,847	—	—	2,276,847
Electric Utilities	9,532,582	—	—	9,532,582
Electrical Equipment	3,010,119	—	—	3,010,119
Electronic Equipment, Instruments &
Components	7,032,793	—	—	7,032,793
Energy Equipment & Services	9,189,697	611,406	—	9,801,103
Food & Staples Retailing	6,563,736	—	—	6,563,736
Food Products	6,091,777	—	—	6,091,777
Gas Utilities	5,473,747	—	—	5,473,747
Health Care Equipment & Supplies	15,086,994	—	—	15,086,994
Health Care Providers & Services	20,180,709	—	—	20,180,709
Health Care Technology	2,457,332	—	—	2,457,332
Hotels, Restaurants & Leisure	7,444,165	—	—	7,444,165
Household Durables	2,546,131	—	—	2,546,131
Household Products	2,284,386	—	—	2,284,386
Industrial Conglomerates	1,009,163	—	—	1,009,163
Information Technology Services	6,696,628	—	—	6,696,628
Insurance	20,064,845	—	—	20,064,845
Internet & Catalog Retail	1,321,753	—	—	1,321,753
Internet Software & Services	4,210,384	2	—	4,210,386
Leisure Equipment & Products	1,597,068	—	—	1,597,068
Life Sciences Tools & Services	1,302,480	—	—	1,302,480
Machinery	17,915,133	264,259	—	18,179,392
Metals & Mining	4,031,384	984,901	—	5,016,285
Multiline Retail	379,150	—	—	379,150
Multi-Utilities	3,887,831	—	—	3,887,831
Office Electronics	747,108	—	—	747,108
Oil, Gas & Consumable Fuels	14,748,441	124,044	—	14,872,485
Paper & Forest Products	1,787,391	—	—	1,787,391
Personal Products	2,082,528	—	—	2,082,528

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi-Manager Small Company Fund

Asset Type	Level 1	Level 2	Level 3	Total
Common Stocks (Continued)
Pharmaceuticals	2,394,298	—	—	2,394,298
Professional Services	3,787,876	—	—	3,787,876
Real Estate Investment Trusts (REITs)	12,101,329	—	—	12,101,329
Real Estate Management & Development	—	—	—	—
Road & Rail	2,564,308	—	—	2,564,308
Semiconductors & Semiconductor Equipment	12,095,797	—	—	12,095,797
Software	18,745,908	393,749	—	19,139,657
Specialty Retail	20,856,342	151,543	—	21,007,885
Textiles, Apparel & Luxury Goods	7,305,483	—	—	7,305,483
Thrifts & Mortgage Finance	9,849,391	—	—	9,849,391
Trading Companies & Distributors	5,586,652	—	—	5,586,652
Water Utilities	960,219	—	—	960,219
Wireless Telecommunication Services	1,176,935	—	—	1,176,935

Total Common Stocks	$349,614,547	$2,529,904	$108,402	$352,252,853

Mutual Fund	19,223,751	—	—	19,223,751
Preferred Stocks*	—	—	966,014	966,014

Total	$368,838,298	$2,529,904	$1,074,416	$372,442,618

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stocks	Total
Balance as of 12/31/10	$162,851	$2,120,291	$2,283,142
Realized Gain/(Loss)	(101,830)	1,676,985	1,575,155
Change in Unrealized Appreciation/(Depreciation)	59,769	(817,623)	(757,854)
Purchases	—	—	—
Sales	(12,388)	(2,013,639)	(2,026,027)
Transfer Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/11	$108,402	$966,014	$1,074,416

Change in Unrealized Appreciation/(Depreciation) for Securities Still Held	$—	$(189,435)	$(189,435)

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 1.2%

	Principal Amount	Market Value
Finance-Retail 1.2%
Fosse Master Issuer PLC, Series 2011-1A, Class A1, 0.36%, 04/18/12(a)(b)	$20,000,000	$20,000,000
Holmes Master Issuer PLC, Series 2011-1A, Class A1, 0.37%, 01/15/12(a)(b)	10,000,000	10,000,000

		30,000,000

Total Asset-Backed Securities (cost $30,000,000)		30,000,000

Certificates of Deposit 10.3%

	Principal Amount	Market Value
Banking 10.3%
Bank of Montreal 0.32%, 10/24/11	$5,000,000	$5,000,000
0.28%, 05/24/12	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.25%, 10/06/11	10,000,000	10,000,000
0.32%, 12/12/11	35,000,000	35,000,000
Barclays Bank PLC, 0.81%, 01/25/12	10,000,000	10,000,000
BNP Paribas, 0.40%, 11/07/11	15,000,000	15,000,000
Credit Agricole Corporate and Investment Bank - New York 0.37%, 11/09/11	5,000,000	5,000,000
0.43%, 11/09/11	10,000,000	10,000,000
Credit Suisse AG, 0.38%, 02/10/12	10,000,000	10,000,000
Mizuho Corporate Bank - New York 0.30%, 11/10/11	10,000,000	10,000,000
0.30%, 11/16/11	20,000,000	20,000,000
Royal Bank of Canada, Montreal, 0.50%, 09/26/12	10,000,000	10,000,000
Societe Generale, Paris 0.40%, 10/19/11	10,000,000	10,000,000
0.33%, 10/20/11	25,000,000	25,000,000
0.38%, 11/07/11	20,000,000	20,000,000
0.40%, 11/09/11	19,000,000	19,000,000
Svenska Handelsbanken, Stockholm 0.47%, 03/06/12	10,000,000	10,000,000
0.50%, 03/22/12	20,000,000	20,000,000

		254,000,000

Total Certificates of Deposit (cost $254,000,000)		254,000,000

Commercial Paper 67.5%

	Principal Amount	Market Value
Banking 7.1%
BNP Paribas Finance, Inc. 0.14%, 10/03/11	$30,399,000	$30,398,763
0.29%, 10/04/11	34,797,000	34,796,159
0.30%, 10/05/11	23,258,000	23,257,225
Credit Agricole North America, Inc., 0.36%, 10/07/11	35,000,000	34,997,900
Matchpoint Master Trust, 0.38%, 11/28/11(b)	10,000,000	9,993,878
Societe Generale North America, Inc. 0.37%, 10/03/11	25,000,000	24,999,486
0.35%, 10/07/11	7,000,000	6,999,592
0.45%, 10/17/11	8,400,000	8,398,320

		173,841,323

Chemicals 3.5%
Du Pont (E.I.) de Nemours & Co. 0.09%, 10/07/11(b)	20,000,000	19,999,700
0.10%, 10/17/11(b)	11,609,000	11,608,484
0.09%, 10/28/11(b)	14,000,000	13,999,055
0.17%, 11/02/11(b)	39,840,000	39,833,980

		85,441,219

Computers & Peripherals 4.5%
Hewlett-Packard Co. 0.17%, 10/31/11(b)	20,000,000	19,997,167
0.17%, 01/03/12(b)	12,500,000	12,494,451
0.18%, 01/18/12(b)	12,500,000	12,493,187
0.22%, 01/23/12(b)	65,000,000	64,954,717

		109,939,522

Diversified 2.0%
General Electric Co., 0.15%, 12/29/11	50,000,000	49,981,458

Finance-Automotive 9.5%
FCAR Owner Trust 0.40%, 10/24/11	24,000,000	23,993,867
0.40%, 10/26/11	17,200,000	17,195,222
0.24%, 11/22/11	17,000,000	16,994,107
0.35%, 01/04/12	33,000,000	32,969,521
0.47%, 03/26/12	20,000,000	19,953,783
Toyota Motor Credit Corp. 0.18%, 10/28/11	8,270,000	8,268,883
0.13%, 11/08/11	53,000,000	52,992,727
0.23%, 11/14/11	30,000,000	29,991,567
0.27%, 01/05/12	10,000,000	9,992,800
0.37%, 02/27/12	20,000,000	19,969,372

		232,321,849

Finance-Commercial 10.6%
Atlantic Asset Securitization LLC 0.45%, 10/03/11(b)	40,000,000	39,999,000
0.45%, 11/08/11(b)	4,000,000	3,998,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Commercial (continued)
Barton Capital LLC, 0.35%, 10/14/11(b)	$50,000,000	$49,993,680
Fairway Finance LLC, 0.24%, 12/15/11(b)	25,000,000	25,000,000
General Electric Capital Corp., 0.15%, 10/13/11	57,795,000	57,792,110
Northern Pines Funding LLC 0.30%, 10/05/11(b)	20,000,000	19,999,333
0.26%, 10/07/11(b)	15,000,000	14,999,350
0.38%, 11/21/11(b)	50,000,000	49,973,084

		261,754,657

Finance-Retail 19.1%
Alpine Securitization Corp. 0.18%, 10/07/11(b)	15,700,000	15,699,529
0.18%, 10/21/11(b)	45,000,000	44,995,500
Chariot Funding LLC 0.16%, 10/05/11(b)	10,000,000	9,999,822
0.16%, 10/06/11(b)	25,000,000	24,999,444
0.08%, 10/07/11(b)	25,000,000	24,999,667
0.16%, 10/17/11(b)	11,730,000	11,729,166
0.17%, 11/10/11(b)	20,000,000	19,996,222
Falcon Asset Securitization Co. LLC, 0.10%, 10/04/11(b)	50,100,000	50,099,583
Jupiter Securitization Co. LLC 0.15%, 11/14/11(b)	51,000,000	50,990,650
0.21%, 11/16/11(b)	50,000,000	49,986,583
Salisbury Receivables Co. LLC 0.20%, 10/12/11(b)	62,079,000	62,075,206
0.25%, 10/26/11(b)	40,000,000	39,993,056
0.30%, 11/15/11(b)	15,000,000	14,994,375
Sheffield Receivables Corp., 0.31%, 11/08/11(b)	25,000,000	24,991,820
Windmill Funding I Corp., 0.26%, 10/26/11(b)	25,000,000	24,995,486

		470,546,109

Food Products 2.2%
Archer-Daniels-Midland Co., 0.20%, 10/26/11	55,000,000	55,000,000

Government Agency 1.6%
Straight A Funding, LLC, 0.19%, 11/28/11	40,000,000	39,987,756

Oil & Oil Finance 3.9%
ConocoPhillips Qatar Funding Ltd. 0.17%, 10/06/11(b)	21,410,000	21,409,495
0.18%, 10/12/11(b)	12,000,000	11,999,340
0.15%, 10/18/11(b)	13,470,000	13,469,046
0.18%, 10/27/11(b)	13,210,000	13,208,283
0.22%, 11/07/11(b)	14,000,000	13,996,834
0.28%, 12/08/11(b)	20,879,000	20,867,957

		94,950,955

Pharmaceuticals and Health Care 2.9%
Novartis Securities Investment Ltd., 0.11%, 10/11/11(b)	25,000,000	24,999,236
Roche Holdings, Inc., 0.03%, 10/03/11(b)	11,384,000	11,383,981
Sanofi-Aventis SA, 0.12%, 11/17/11(b)	35,000,000	34,994,517

		71,377,734

Retail 0.6%
Wal-Mart Stores, Inc., 0.06%, 10/12/11(b)	15,000,000	14,999,725

Total Commercial Paper (cost $1,660,142,307)		1,660,142,307

Corporate Bonds 1.4%

	Principal Amount	Market Value
Finance-Commercial 1.0%
General Electric Capital Corp. 0.48%, 11/21/11(a)	$1,000,000	$1,000,235
5.88%, 02/15/12	1,000,000	1,019,926
5.00%, 04/10/12	4,400,000	4,502,086
0.46%, 06/12/12(a)	16,400,000	16,389,797
6.00%, 06/15/12	2,025,000	2,102,986

		25,015,030

Insurance 0.4%
New York Life Global Funding, 0.33%, 12/01/11(a)(b)	10,000,000	10,000,000

Total Corporate Bonds (cost $35,015,030)		35,015,030

Municipal Bonds 1.8%

	Principal Amount	Market Value
Alaska 1.0%
Alaska Housing Finance Corp., 0.09%, 12/01/30(a)	$25,000,000	$25,000,000

California 0.3%
ABAG Finance Authority for Non-profit Corporations, Point Loma Nazarene University, 0.10%, 10/01/33(a)	7,125,000	7,125,000

Texas 0.5%
Houston, TX Combined Utility System, 0.14%, 05/15/34(a)	12,050,000	12,050,000

Total Municipal Bonds (cost $44,175,000)		44,175,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Money Market Fund

U.S. Government Sponsored & Agency Obligations 4.5%

	Principal Amount	Market Value
Government Agency Securities 4.5%
Federal Home Loan Bank 0.19%, 03/15/12	$25,000,000	$24,996,240
0.40%, 08/17/12	10,000,000	10,000,000
0.33%, 09/11/12	10,000,000	10,000,000
0.45%, 09/21/12	15,000,000	15,000,000
Federal Home Loan Mortgage Corp., 0.24%, 01/09/12(a)	50,000,000	49,994,457

		109,990,697

Total U.S. Government Sponsored & Agency Obligations (cost $109,990,697)		109,990,697

Mutual Funds 10.0%

	Shares	Market Value
Asset Management 10.0%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.13%(c)	122,037,919	$122,037,918
Federated Prime Obligations Fund, Institutional Shares, 0.13%(c)	122,239,658	122,239,658

Total Mutual Funds (cost $244,277,576)		244,277,576

U.S. Treasury Notes 1.9%

	Principal Amount	Market Value
U.S. Treasury Notes, 0.75%, 11/30/11	$20,000,000	$20,014,609
4.75%, 05/31/12	25,000,000	25,753,684

Total U.S. Treasury Notes (cost $45,768,293)		45,768,293

Total Investments (cost $2,423,368,903) (d) — 98.6%		2,423,368,903
Other assets in excess of liabilities — 1.4%		35,108,966

NET ASSETS — 100.0%		$2,458,477,869

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $1,101,211,689 which represents 44.79% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2011.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $2,423,368,903, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$30,000,000	$—	$30,000,000
Certificates of Deposit	—	254,000,000	—	254,000,000
Commercial Paper	—	1,660,142,307	—	1,660,142,307
Corporate Bonds	—	35,015,030	—	35,015,030
Municipal Bonds	—	44,175,000	—	44,175,000
Mutual Funds	244,277,576	—	—	244,277,576
U.S. Government Sponsored & Agency Obligations	—	109,990,697	—	109,990,697
U.S. Treasury Notes	—	45,768,293	—	45,768,293

Total	$244,277,576	$2,179,091,327	$—	$2,423,368,903

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.5%

	Principal Amount	Market Value
Auto Floor Plan 0.3%
Ally Master Owner Trust, Series 2011-3, Class A2, 1.81%, 05/15/16	$365,000	$368,119
Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.50%, 09/15/15	330,000	332,093

		700,212

Automobile 2.3%
AmeriCredit Automobile Receivables Trust Series 2010-4, Class B, 1.99%, 10/08/15	255,000	254,620
Series 2011-3, Class B, 2.28%, 06/08/16	475,000	474,615
BMW Vehicle Owner Trust, Series 2011-A, Class A1, 0.31%, 09/25/12	1,370,000	1,371,138
CarMax Auto Owner Trust, Series 2011-2, Class A1, 0.31%, 09/17/12	440,000	440,330
DT Auto Owner Trust Series 2009-1, Class A1, 2.98%, 10/15/15(a)	311,672	313,875
Series 2010-1A, Class B, 2.36%, 04/15/13(a)	250,000	250,359
Prestige Auto Receivables Trust, Series 2011-1A, Class A3, 1.90%, 08/17/15(a)	510,000	512,017
Santander Drive Auto Receivables Trust Series 2011-2, Class B, 2.66%, 01/15/16	210,000	210,589
Series 2011-3, Class B, 2.50%, 12/15/15	520,000	519,240
SMART Trust Series 2011-1USA, Class A2A, 1.18%, 04/14/13(a)	255,000	254,994
Series 2011-2USA, Class A4A, 2.31%, 04/14/17(a)	530,000	535,090

		5,136,867

Home Equity 0.1%
FDIC Trust, Series 2010-R1, Class A, 2.18%, 05/25/50(a)	190,053	189,832
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.77%, 08/25/31(b)	87,210	45,422
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	32,895	21,983
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	120,000	42,124

		299,361

Manufactured Housing 0.1%
Mid-State Trust, Series 4, Class A, 8.33%, 04/01/30	183,779	185,006

Other 0.3%
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 09/25/37(b)	300,000	256,113
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.33%, 04/25/32(b)	411,865	321,541
Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	71,525	75,495

		653,149

Student Loan 0.4%
SLM Student Loan Trust Series 2011-A, Class A2, 4.37%, 04/17/28(a)	255,000	270,104
Series 2011-B, Class A2, 3.74%, 02/15/29(a)	655,000	658,700

		928,804

Total Asset-Backed Securities (cost $7,608,742)		7,903,399

Collateralized Mortgage Obligations 8.9%

	Principal Amount	Market Value
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58(a)(b)	$121,541	$124,364
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.98%, 10/25/34(b)	39,704	34,923
Series 2004-L, Class 2A1, 2.87%, 01/25/35(b)	223,525	185,101
Series 2005-7, Class 1A4, 7.50%, 08/25/35	153,045	155,731
Series 2005-I, Class 4A1, 5.16%, 10/25/35(b)	165,020	147,711

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc. (continued)
Series 2007-3, Class 1A1, 6.00%, 09/25/37	$417,232	$364,117
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, 2.88%, 01/25/35(b)	530,598	416,360
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	171,742	157,889
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.53%, 03/25/35(b)	374,399	221,165
Series 2006-1, Class A2, 6.00%, 03/25/36	142,377	116,552
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	122,011	118,870
Fannie Mae Grantor Trust Series 2001-T5, Class A2, 7.00%, 02/19/30(b)	235,624	264,348
Series 2001-T5, Class A3, 7.50%, 06/19/30(b)	161,017	186,677
Series 2001-T4, Class A1, 7.50%, 07/25/41	187,426	219,977
Series 2001-T10, Class A2, 7.50%, 12/25/41	415,222	456,249
Fannie Mae Interest Strip Series 207, Class 2, 8.00%, 02/01/23	140,040	28,784
Series 264, Class 2, 8.00%, 07/01/24	316,466	62,712
Series 267, Class 2, 8.50%, 10/01/24	329,648	72,630
Series 274, Class 2, 8.50%, 10/01/25	297,291	65,391
Series 277, Class 2, 7.50%, 04/01/27	167,880	33,336
Fannie Mae REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	110,000	120,556
Series 2009-71, Class MB, 4.50%, 09/25/24	180,000	197,273
Series 2004-70, Class EB, 5.00%, 10/25/24	205,000	226,554
Series 1997-61, Class PK, 8.00%, 08/18/27	225,526	49,109
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	136,494
Series 2009-96, Class DB, 4.00%, 11/25/29	535,000	577,446
Series 2003-82, Class IA, 6.00%, 08/25/32	34,554	728
Series 2003-32, Class UI, 6.00%, 05/25/33	449,311	67,481
Series 2003-35, Class UI, 6.50%, 05/25/33	143,254	26,698
Series 2003-41, Class IB, 7.00%, 05/25/33	396,704	97,951
Series 2003-44, Class IB, 6.00%, 06/25/33	140,042	20,844
Series 2010-85, Class NJ, 4.50%, 08/25/40	563,403	599,652
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	313,393	369,971
Fannie Mae-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20(b)	40,000	45,186
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00%, 09/30/19(a)	454,815	457,407
FDIC Trust, Series 2011-R1, Class A, 2.67%, 07/25/26(a)	782,081	801,975
FHLMC Multifamily Structured Pass Through Certificates Series K702, Class X1, 1.73%, 02/25/18(b)	5,469,257	426,602
Series K014, Class X1, 1.46%, 04/25/21(b)	1,593,826	137,064
Series KAIV, Class A2, 3.99%, 06/25/46	415,000	456,026
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 4A1, 5.62%, 10/25/34(b)	30,055	29,755
Freddie Mac REMICS Series 3640, Class JA, 1.50%, 03/15/15	646,391	652,039
Series 1103, Class N, 1156.50%, 06/15/21	4	85
Series 3558, Class G, 4.00%, 08/15/24	485,000	529,401
Series 3123, Class HT, 5.00%, 03/15/26	125,000	140,703
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	135,774
Series 2129, Class SG, 6.75%, 06/17/27(b)	620,820	133,711
Series 3599, Class DY, 4.50%, 11/15/29	420,000	472,001
Series 3653, Class B, 4.50%, 04/15/30	405,000	445,899
Series 2557, Class IW, 6.00%, 04/15/32	141,284	4,186
Series 2649, Class IM, 7.00%, 07/15/33	192,766	33,859
Series 2725, Class TA, 4.50%, 12/15/33	20,000	22,689
Series 3704, Class DC, 4.00%, 11/15/36	191,042	205,716
FREMF Mortgage Trust Series 2010-K7, Class B, 5.62%, 04/25/20(a)(b)	565,000	559,639
Series 2011-K702, Class B, 4.94%, 04/25/44(a)(b)	410,000	409,859
Series 2011-K14, Class B, 5.33%, 02/25/47(a)(b)	185,000	177,468
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.97%, 05/25/35(b)	103,888	92,133
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	191,829	212,169
Series 2011-127, Class IO, 1.57%, 03/16/47(b)	2,735,000	222,646
Series 2011-67, Class B, 3.86%, 10/16/47(b)	270,000	292,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Gracechurch Mortgage Financing PLC, Series 2006-1, Class A6, 0.40%, 11/20/56(a)(b)	$355,000	$350,766
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(a)	214,411	203,596
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(a)	94,728	92,052
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36(a)	387,803	385,127
JP Morgan Reremic, Series 2010-2, Class 2A1, 2.72%, 03/21/37(a)(b)	158,286	150,800
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 5.15%, 09/25/35(b)	195,000	146,977
Series 2005-A8, Class 1A1, 5.37%, 11/25/35(b)	122,260	109,898
Series 2006-A6, Class 1A2, 2.81%, 10/25/36(b)	15,354	11,979
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	272,755	279,473
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	1,132,895	1,147,147
Series 2010-R3, Class 3A, 2.40%, 12/08/20	385,153	393,098
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.15%, 10/25/34(b)	149,397	135,163
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4, 5.31%, 06/25/36(b)	59,074	11,998
Structured Asset Securities Corp. Series 2003-34A, Class 6A, 2.52%, 11/25/33(b)	488,182	435,515
Series 2005-6, Class B2, 5.28%, 05/25/35(b)	350,202	14,109
WaMu Mortgage Pass Through Certificates Series 2002-AR18, Class A, 2.59%, 01/25/33(b)	248,557	228,836
Series 2006-AR14, Class 1A4, 5.18%, 11/25/36(b)	229,307	163,209
Series 2007-HY3, Class 4A1, 2.64%, 03/25/37(b)	393,360	317,214
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.68%, 09/25/34(b)	108,951	101,430
Series 2004-Z, Class 2A1, 2.74%, 12/25/34(b)	332,090	300,853
Series 2004-BB, Class A2, 2.74%, 01/25/35(b)	41,786	36,719
Series 2005-AR2, Class 2A1, 2.74%, 03/25/35(b)	196,124	173,204
Series 2005-AR16, Class 2A1, 2.76%, 10/25/35(b)	761,107	683,757
Series 2005-17, Class 1A1, 5.50%, 01/25/36	91,836	85,442
Series 2006-AR6, Class 7A1, 5.05%, 03/25/36(b)	187,995	179,767
Series 2006-3, Class A1, 5.50%, 03/25/36	275,118	275,061
Series 2006-AR4, Class 1A1, 5.77%, 04/25/36(b)	371,654	308,738
Series 2006-AR10, Class 5A1, 2.73%, 07/25/36(b)	293,363	216,465

Total Collateralized Mortgage Obligations (cost $18,737,159)		19,958,382

Commercial Mortgage Backed Securities 4.2%

	Principal Amount	Market Value
Asset Securitization Corp., Series 1997-D5, Class A3 6.87%, 02/14/43(b)	$70,000	$73,412
Banc of America Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	170,440	170,502
Series 2007-1, Class A4, 5.45%, 01/15/49	10,000	10,665
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-1, Class SBB, 5.86%, 03/11/32(a)	83,249	87,785
Series 2003-1, Class SBE, 6.77%, 03/11/32(a)	154,011	164,132
Series 2005-1, Class A4, 5.23%, 11/10/42(b)	175,000	180,413
Series 2006-2, Class A4, 5.92%, 05/10/45(b)	140,000	153,424
Series 2006-4, Class A4, 5.63%, 07/10/46	210,000	227,224
Series 2008-1, Class A4, 6.39%, 02/10/51(b)	335,000	368,196
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class A4B, 4.94%, 09/11/42	35,000	33,187
Series 2005-T20, Class A4B, 5.29%, 10/12/42(b)	115,000	112,812
Series 2006-PW11, Class A1, 5.27%, 03/11/39	115,346	115,256
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class F 7.37%, 06/19/29(a)	31,205	31,900
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.43%, 10/15/49	145,000	157,746
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5 5.62%, 10/15/48	120,000	126,170
Commercial Mortgage Asset Trust Series 1999-C1, Class D, 7.35%, 01/17/32(b)	95,000	98,335
Series 1999-C1, Class C, 7.35%, 01/17/32(b)	30,000	31,600
Commercial Mortgage Pass Through Certificates Series 2003-LB1A, Class A2, 4.08%, 06/10/38	240,000	245,969

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Commercial Mortgage Pass Through Certificates (continued)
Series 2011-THL, Class A, 3.38%, 06/09/28(a)	$340,000	$336,903
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2, Class C1, 6.38%, 04/15/37(b)	55,000	55,919
Series 2002-CKS4, Class B, 5.33%, 11/15/36	190,000	187,825
Series 2002-CP3, Class C, 5.51%, 07/15/35(b)	50,000	50,198
CS First Boston Mortgage Securities Corp. Series 2002-CKP1, Class A3, 6.44%, 12/15/35	7,891	7,963
Series 2003-CPN1, Class A2, 4.60%, 03/15/35	10,000	10,231
Series 2005-C2, Class A3, 4.69%, 04/15/37	109,517	111,243
Series 2005-C4, Class A3, 5.12%, 08/15/38(b)	77,550	78,419
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.64%, 08/10/44	315,000	324,841
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class D 7.12%, 11/18/29	87,610	90,636
GE Capital Commercial Mortgage Corp. Series 2001-1, Class D, 7.11%, 05/15/33(b)	172,011	172,185
Series 2002-1A, Class A3, 6.27%, 12/10/35	413,070	417,087
Series 2003-C2, Class F, 5.70%, 07/10/37(a)(b)	45,000	45,394
Series 2005-C3, Class A4, 5.05%, 07/10/45(b)	11,676	11,666
Series 2005-C4, Class A4, 5.49%, 11/10/45(b)	240,000	261,707
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.55%, 12/10/41	202,779	203,691
GS Mortgage Securities Corp. II Series 2004-GG2, Class A4, 4.96%, 08/10/38	67,427	67,421
Series 2011-ALF, Class A, 2.72%, 02/10/21(a)	325,000	326,105
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2, Class B, 5.21%, 12/12/34(b)	85,000	85,598
Series 2002-C3, Class A2, 4.99%, 07/12/35	149,005	153,308
Series 2003-C1, Class A2, 4.99%, 01/12/37	45,000	46,476
Series 2003-C1, Class B, 5.10%, 01/12/37	165,000	164,845
Series 2006-CB15, Class A4, 5.81%, 06/12/43(b)	430,000	458,326
Series 2006-LDP7, Class AJ, 6.07%, 04/15/45(b)	160,000	121,808
Series 2007-CB20, Class A4, 5.79%, 02/12/51(b)	75,000	80,849
Series 2007-CB20, Class AJ, 6.29%, 02/12/51(b)	115,000	76,438
Series 2010-CNTR, Class A2, 4.31%, 08/05/32(a)	405,000	403,036
Series 2011-C3, Class A4, 4.72%, 02/16/46(a)	545,000	558,838
LB-UBS Commercial Mortgage Trust Series 2000-C4, Class D, 7.70%, 07/15/32	16,811	16,816
Series 2001-C3, Class B, 6.51%, 06/15/36	9,595	9,601
Series 2004-C2, Class A3, 3.97%, 03/15/29	60,350	60,939
Series 2004-C7, Class A1A, 4.48%, 10/15/29	44,809	45,717
Series 2005-C1, Class A3, 4.55%, 02/15/30	97,081	97,645
Series 2005-C2, Class AAB, 5.01%, 04/15/30	28,143	28,802
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	318,133	322,461
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(b)	240,000	236,521
Series 2008-C1, Class A4, 5.69%, 02/12/51	690,000	736,366
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.37%, 12/15/43	55,000	51,068
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65%, 07/15/45(a)	375,000	398,204
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class C, 4.71%, 02/11/36	100,000	96,027
Series 2003-PWR1, Class E, 5.26%, 02/11/36(a)(b)	50,000	45,251
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class C 6.84%, 11/13/36(b)	30,380	30,362

Total Commercial Mortgage Backed Securities (cost $9,232,727)		9,473,464

Convertible Corporate Bonds 0.1%

	Principal Amount	Market Value
Capital Markets 0.0%†
E*Trade Financial Corp., 0.00%, 08/31/19	$60,000	$52,875

Marine 0.1%
Horizon Lines, Inc., 4.25%, 08/15/12	400,000	292,000

Total Convertible Corporate Bonds (cost $386,523)		344,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds 42.4%

	Principal Amount	Market Value
Aerospace & Defense 0.2%
Honeywell International, Inc., 5.30%, 03/01/18	$140,000	$164,624
Textron, Inc., 6.20%, 03/15/15	180,000	193,351

		357,975

Airlines 0.5%
Continental Airlines, Series 2007-1, 7.34%, 04/19/14	92,219	89,914
Continental Airlines Pass Through Trust Series 2002-1, Class G2, 6.56%, 02/15/12	130,000	128,700
Series 2006-1, Class G, 0.68%, 06/02/13(b)	213,448	204,910
Series 1992-2, Class B, 7.57%, 03/15/20	58,350	56,600
Delta Air Lines 2002-1 Class G-2 Pass Through Trust, Series 02G2, 6.42%, 07/02/12	205,000	206,537
Delta Air Lines, Inc., 12.25%, 03/15/15(a)	195,000	207,187
UAL 2007-1, Pass Through Trust, Series B, 7.34%, 07/02/19	237,920	214,128

		1,107,976

Auto Components 0.3%
Accuride Corp., 9.50%, 08/01/18	340,000	312,800
Allison Transmission, Inc., 7.13%, 05/15/19(a)	330,000	298,650
UCI International, Inc., 8.63%, 02/15/19	160,000	148,200

		759,650

Automobiles 0.3%
Hyva Global BV, 8.63%, 03/24/16(a)	400,000	316,000
Volvo Treasury AB, 5.95%, 04/01/15(a)	445,000	481,303

		797,303

Beverages 0.5%
Anheuser-Busch Cos., Inc., 5.50%, 01/15/18	195,000	228,810
CEDC Finance Corp. International, Inc. 8.88%, 12/01/16(a)	200,000	199,623
Series REGS, 9.13%, 12/01/16	200,000	144,000
9.13%, 12/01/16(a)	750,000	540,000

		1,112,433

Capital Markets 2.7%
Ameriprise Financial, Inc., 7.30%, 06/28/19	540,000	662,771
Bank of New York Mellon Corp. (The) 4.50%, 04/01/13	90,000	94,941
5.13%, 08/27/13	245,000	263,704
3.55%, 09/23/21	120,000	119,620
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17	1,055,000	1,104,189
E*Trade Financial Corp., 12.50%, 11/30/17	555,250	626,044
Goldman Sachs Group, Inc. (The) 5.63%, 01/15/17	500,000	485,034
6.00%, 06/15/20	530,000	545,192
MF Global Holdings Ltd., 6.25%, 08/08/16	340,000	321,127
Morgan Stanley 6.00%, 05/13/14	580,000	587,360
6.63%, 04/01/18	645,000	639,880
Oppenheimer Holdings, Inc., 8.75%, 04/15/18	200,000	195,000
TD Ameritrade Holding Corp., 4.15%, 12/01/14	310,000	329,220

		5,974,082

Chemicals 1.1%
Braskem America Finance Co., 7.13%, 07/22/41(a)	1,125,000	1,026,562
CF Industries, Inc. 6.88%, 05/01/18	325,000	362,781
7.13%, 05/01/20	205,000	233,444
MacDermid, Inc., 9.50%, 04/15/17(a)	300,000	277,500
Momentive Performance Materials, Inc., 9.00%, 01/15/21	240,000	164,400
Nalco Co. 8.25%, 05/15/17	220,000	239,800
6.63%, 01/15/19(a)	160,000	175,200

		2,479,687

Commercial Banks 0.8%
BanColombia SA, 5.95%, 06/03/21(a)	300,000	290,250
Bangkok Bank PCL, 4.80%, 10/18/20(a)	130,000	123,790
Credit Suisse - New York, 6.00%, 02/15/18	150,000	152,217
Credit Suisse USA, Inc., 5.13%, 08/15/15	40,000	42,197
Export-Import Bank of Korea, 4.38%, 09/15/21	230,000	216,650
NB Capital Trust IV, 8.25%, 04/15/27	170,000	157,675
Oschadbank Via SSB #1 PLC, 8.25%, 03/10/16	300,000	237,000
Rabobank, Nederland NV, 11.00%, 06/30/19(a)(d)	315,000	378,787
Wachovia Capital Trust III, 5.57%, 11/04/11(d)	285,000	233,700

		1,832,266

Commercial Services & Supplies 0.9%
Casella Waste Systems, Inc., 11.00%, 07/15/14	150,000	159,000
Cenveo Corp., 8.88%, 02/01/18	150,000	118,125
Clean Harbors, Inc., 7.63%, 08/15/16	175,000	182,437
DynCorp International, Inc., 10.38%, 07/01/17	360,000	314,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18	$300,000	$300,000
iPayment, Inc., 10.25%, 05/15/18(a)	150,000	137,250
Iron Mountain, Inc., 8.00%, 06/15/20	120,000	120,600
Neff Rental LLC/Neff Finance Corp., 9.63%, 05/15/16(a)	110,000	91,850
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc., 10.75%, 08/01/16	325,000	341,250
WCA Waste Corp., 7.50%, 06/15/19(a)	180,000	171,000

		1,935,612

Communications Equipment 0.6%
Avaya, Inc., 7.00%, 04/01/19(a)	300,000	255,000
Brightstar Corp., 9.50%, 12/01/16(a)	225,000	229,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50%, 03/15/19(a)	300,000	291,750
Motorola, Inc., 7.50%, 05/15/25	150,000	175,656
Nokia OYJ 5.38%, 05/15/19	185,000	180,448
6.63%, 05/15/39	325,000	302,694

		1,435,048

Computers & Peripherals 0.2%
Hewlett-Packard Co. 5.50%, 03/01/18	130,000	145,052
4.38%, 09/15/21	405,000	411,433

		556,485

Construction Materials 0.3%
Cemex SAB de CV, 9.00%, 01/11/18(a)	1,010,000	684,275
Nortek, Inc., 8.50%, 04/15/21(a)	45,000	36,225

		720,500

Consumer Finance 1.4%
Ally Financial, Inc., 7.50%, 09/15/20	165,000	149,325
American Express Credit Corp., 1.65%, 11/01/11	50,000,000	648,459
Capital One Financial Corp., 3.15%, 07/15/16	325,000	321,746
Discover Financial Services, 10.25%, 07/15/19	390,000	472,053
Ford Motor Credit Co. LLC 7.50%, 08/01/12	290,000	295,764
6.63%, 08/15/17	405,000	421,730
HSBC Finance Corp., 6.68%, 01/15/21(a)	350,000	343,988
International Lease Finance Corp., 6.50%, 09/01/14(a)	445,000	445,000

		3,098,065

Consumer Products 0.1%
Spectrum Brands Holdings, Inc., 9.50%, 06/15/18	150,000	159,750

Containers & Packaging 0.1%
ARD Finance SA, 11.13%, 06/01/18(a)	200,000	162,000

Diversified Financial Services 3.2%
Alta Wind Holdings LLC, 7.00%, 06/30/35(a)	96,298	103,321
Bank of America Corp., Series 1, 3.75%, 07/12/16	325,000	295,689
Caisse Centrale Desjardins du Quebec, 2.65%, 09/16/15(a)	425,000	436,770
Citigroup, Inc., 4.59%, 12/15/15	565,000	580,121
Crown Castle Towers LLC, 3.21%, 08/15/15(a)	300,000	304,562
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	200,000	213,638
Farmers Exchange Capital, 7.05%, 07/15/28(a)	385,000	412,563
FUEL Trust, 3.98%, 06/15/16(a)	440,000	430,822
General Electric Capital Corp., 5.30%, 02/11/21	200,000	207,480
Harbinger Group, Inc., 10.63%, 11/15/15	185,000	180,375
IPIC GMTN Ltd., 5.00%, 11/15/20(a)	250,000	256,250
JPMorgan Chase & Co. 3.15%, 07/05/16	250,000	248,376
4.63%, 05/10/21	145,000	148,233
5.60%, 07/15/41	535,000	558,864
Marsico Holdings LLC/Marsico Co. Notes Corp., 10.63%, 01/15/20(a)	130,776	45,772
Merrill Lynch & Co., Inc., 6.40%, 08/28/17	590,000	572,032
Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.63%, 04/15/16(a)	225,000	231,750
National Rural Utilities Cooperative Finance Corp., 1.90%, 11/01/15	170,000	170,344
NPC International, Inc., 9.50%, 05/01/14	300,000	294,750
Pinnacle Foods Finance LLC 9.25%, 04/01/15	75,000	74,437
10.63%, 04/01/17	200,000	200,500
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(a)	325,000	341,250
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(a)	150,000	151,500
Vnesheconombank Via VEB Finance Ltd. 6.90%, 07/09/20(a)	200,000	196,000
6.80%, 11/22/25(a)	100,000	94,250
ZFS Finance USA Trust II, 6.45%, 12/15/65(a)(b)	415,000	365,200

		7,114,849

Diversified Telecommunication Services 3.7%
AT&T Corp., 8.00%, 11/15/31	360,000	502,272

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
AT&T, Inc., 5.10%, 09/15/14	$490,000	$538,119
Bakrie Telecom Pte Ltd., 11.50%, 05/07/15(a)	570,000	359,100
Brasil Telecom SA, 9.75%, 09/15/16(a)	725,000	350,884
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/01/17(a)	490,000	295,225
Deutsche Telekom International Finance BV 8.13%, 05/29/12	160,000	222,939
4.88%, 07/08/14	220,000	234,635
EH Holding Corp., 7.63%, 06/15/21(a)	150,000	144,375
France Telecom SA 8.50%, 03/01/31	40,000	55,396
8.13%, 01/28/33	90,000	161,574
GCI, Inc., 8.63%, 11/15/19	145,000	151,163
Qtel International Finance Ltd., 5.00%, 10/19/25(a)	1,405,000	1,374,266
Qwest Corp. 8.88%, 03/15/12	500,000	516,875
8.38%, 05/01/16	175,000	192,063
Sprint Capital Corp. 8.38%, 03/15/12	610,000	616,100
8.75%, 03/15/32	290,000	251,938
Telecom Italia Capital SA, 7.72%, 06/04/38	150,000	143,017
Telefonica Emisiones SAU, 2.58%, 04/26/13	240,000	232,255
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	300,000	324,000
Telemar Norte Leste SA, 5.50%, 10/23/20(a)	472,000	448,400
TELUS Corp., 5.05%, 12/04/19	65,000	67,232
tw Telecom Holdings, Inc., 8.00%, 03/01/18	150,000	156,000
Verizon Communications, Inc. 3.00%, 04/01/16	305,000	318,995
5.50%, 02/15/18	100,000	115,957
Wind Acquisition Finance SA 11.75%, 07/15/17(a)	185,000	157,250
7.25%, 02/15/18(a)	455,000	388,456

		8,318,486

Electric Utilities 1.1%
AES Corp. (The), 9.75%, 04/15/16	250,000	268,750
Commonwealth Edison Co., 5.80%, 03/15/18	375,000	436,630
Elwood Energy LLC, 8.16%, 07/05/26	97,160	95,217
Enel Finance International NV, 6.00%, 10/07/39(a)	200,000	168,594
Energy Future Holdings Corp., Series P, 5.55%, 11/15/14	195,000	119,925
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	309,000	301,275
Korea Hydro & Nuclear Power Co. Ltd., 4.75%, 07/13/21(a)	995,000	992,853
Union Electric Co., 6.70%, 02/01/19	100,000	122,841

		2,506,085

Electronic Equipment, Instruments & Components 0.0%†
Jabil Circuit, Inc., 7.75%, 07/15/16	60,000	66,150

Energy Equipment & Services 2.6%
American Petroleum Tankers Parent LLC/AP Tankers Co., 10.25%, 05/01/15	235,000	232,063
Cenovus Energy, Inc., 4.50%, 09/15/14	80,000	86,243
Chaparral Energy, Inc., 8.25%, 09/01/21	150,000	136,875
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.88%, 04/01/17(a)	275,000	306,625
DCP Midstream Operating LP, 3.25%, 10/01/15	395,000	396,498
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	150,000	146,250
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(a)	170,000	172,550
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 02/15/20(a)	150,000	152,625
Key Energy Services, Inc., 6.75%, 03/01/21	190,000	182,875
Lukoil International Finance BV, 6.13%, 11/09/20(a)	200,000	186,000
Petroleos de Venezuela SA Series 2014, 4.90%, 10/28/14	210,000	143,062
Series 2015, 5.00%, 10/28/15	1,580,000	944,050
8.50%, 11/02/17(a)	1,000,000	657,500
Petroleos Mexicanos, 6.50%, 06/02/41(a)	1,085,000	1,122,975
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21(a)	200,000	202,100
Total Capital SA, 4.45%, 06/24/20	175,000	195,645
Transocean, Inc. 4.95%, 11/15/15	155,000	163,240
6.00%, 03/15/18	240,000	255,548
Weatherford International Ltd., 6.00%, 03/15/18	140,000	154,860

		5,837,584

Financial Services 0.1%
Nuveen Investments, Inc., 10.50%, 11/15/15	200,000	184,500

Food & Staples Retailing 0.5%
CVS Caremark Corp. 3.25%, 05/18/15	305,000	320,996
5.75%, 05/15/41	75,000	84,015
CVS Pass-Through Trust, 6.04%, 12/10/28	96,726	101,799
Kroger Co. (The), 5.00%, 04/15/13	70,000	73,571
Rite Aid Corp., 9.75%, 06/12/16	290,000	305,950
Wal-Mart Stores, Inc., 4.13%, 02/01/19	210,000	234,815

		1,121,146

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products 0.8%
ConAgra Foods, Inc., 8.25%, 09/15/30	$100,000	$128,618
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(a)	250,000	223,750
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 05/01/14	150,000	160,500
Kraft Foods, Inc., 4.13%, 02/09/16	455,000	484,514
Pilgrim’s Pride Corp., 7.88%, 12/15/18(a)	75,000	57,187
Sigma Alimentos SA de CV, 5.63%, 04/14/18(a)	300,000	292,500
Simmons Foods, Inc., 10.50%, 11/01/17(a)	275,000	237,875
Virgolino de Oliveira Finance Ltd., 10.50%, 01/28/18(a)	200,000	183,000

		1,767,944

Gas Utilities 1.6%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	79,737
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	155,000	155,608
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	175,000	192,634
ENN Energy Holdings Ltd., 6.00%, 05/13/21(a)	300,000	290,047
EQT Corp., 6.50%, 04/01/18	230,000	260,080
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/18(a)	165,000	156,750
Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	165,000	155,100
Regency Energy Partners LP/Regency Energy Finance Corp. 9.38%, 06/01/16	195,000	211,088
6.50%, 07/15/21	190,000	190,950
Rockies Express Pipeline LLC, 6.85%, 07/15/18(a)	545,000	572,647
Sempra Energy, 2.00%, 03/15/14	320,000	323,301
Southern Natural Gas Co, 4.40%, 06/15/21(a)	460,000	460,799
Targa Resources Partners LP, 6.88%, 02/01/21(a)	160,000	153,600
TC Pipelines LP, 4.65%, 06/15/21	135,000	138,866
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	271,781

		3,612,988

Health Care Equipment & Supplies 0.2%
Baxter International, Inc., 4.63%, 03/15/15	35,000	38,910
Boston Scientific Corp., 4.50%, 01/15/15	355,000	370,948
Covidien International Finance SA, 6.00%, 10/15/17	100,000	118,745

		528,603

Health Care Providers & Services 1.0%
Biomet, Inc. 10.38%, 10/15/17	125,000	128,125
11.63%, 10/15/17	40,000	41,500
CRC Health Corp., 10.75%, 02/01/16	250,000	246,875
Express Scripts, Inc., 6.25%, 06/15/14	270,000	297,192
HCA, Inc. 9.00%, 12/15/14	140,000	147,000
7.19%, 11/15/15	180,000	174,600
Humana, Inc. 6.45%, 06/01/16	135,000	152,782
8.15%, 06/15/38	165,000	223,198
Medco Health Solutions, Inc. 6.13%, 03/15/13	10,000	10,613
7.25%, 08/15/13	255,000	279,064
Multiplan, Inc., 9.88%, 09/01/18(a)	205,000	202,950
OnCure Holdings, Inc., 11.75%, 05/15/17	170,000	150,450
Rotech Healthcare, Inc. 10.75%, 10/15/15	50,000	50,250
10.50%, 03/15/18	140,000	113,050
Symbion, Inc., 8.00%, 06/15/16(a)	125,000	112,500

		2,330,149

Hotels, Restaurants & Leisure 0.9%
Caesars Entertainment Operating Co., Inc. 10.75%, 02/01/16	350,000	253,750
11.25%, 06/01/17	60,000	60,525
Dave & Buster’s, Inc., 11.00%, 06/01/18	350,000	347,375
Equinox Holdings, Inc., 9.50%, 02/01/16(a)	200,000	200,000
Mandalay Resort Group, 7.63%, 07/15/13	250,000	243,750
Marina District Finance Co., Inc., 9.88%, 08/15/18	275,000	229,625
McDonald’s Corp., 5.00%, 02/01/19	35,000	40,912
MGM Resorts International, 10.00%, 11/01/16(a)	125,000	118,438
Yonkers Racing Corp., 11.38%, 07/15/16(a)	295,000	300,900
Yum! Brands, Inc., 4.25%, 09/15/15	135,000	144,881

		1,940,156

Household Products 0.2%
Central Garden & Pet Co., 8.25%, 03/01/18	125,000	119,375
Energizer Holdings, Inc., 4.70%, 05/19/21(a)	45,000	48,132
Prestige Brands, Inc., 8.25%, 04/01/18	290,000	295,800

		463,307

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Independent Power Producers & Energy Traders 0.1%
GenOn Energy, Inc., 7.63%, 06/15/14	$130,000	$127,075
NRG Energy, Inc., 7.88%, 05/15/21(a)	160,000	146,400

		273,475

Industrial Conglomerates 0.2%
General Electric Co., 5.25%, 12/06/17	220,000	244,434
Tyco Electronics Group SA, 6.00%, 10/01/12	205,000	214,809

		459,243

Information Technology Services 0.4%
EVERTEC, Inc., 11.00%, 10/01/18	275,000	286,000
First Data Corp. 10.55%, 09/24/15	289,506	241,014
12.63%, 01/15/21(a)	150,000	111,000
SunGard Data Systems, Inc., 10.25%, 08/15/15	200,000	202,000

		840,014

Insurance 1.1%
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	151,056
Alliant Holdings I, Inc., 11.00%, 05/01/15(a)	300,000	305,250
American International Group, Inc. 4.88%, 09/15/16	510,000	488,936
5.60%, 10/18/16	55,000	54,411
Berkshire Hathaway Finance Corp. 4.00%, 04/15/12	210,000	213,771
5.40%, 05/15/18	205,000	234,061
Chubb Corp., 5.75%, 05/15/18	45,000	52,936
HUB International Holdings, Inc., 10.25%, 06/15/15(a)	300,000	277,500
Metropolitan Life Global Funding I, 3.13%, 01/11/16(a)	470,000	484,540
Willis Group Holdings PLC, 4.13%, 03/15/16	190,000	193,138

		2,455,599

Internet & Catalog Retail 0.2%
HSN, Inc., 11.25%, 08/01/16	150,000	164,250
QVC, Inc., 7.50%, 10/01/19(a)	195,000	207,675

		371,925

Internet Software & Services 0.1%
Equinix, Inc., 8.13%, 03/01/18	150,000	157,875

Machinery 0.5%
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21(a)	150,000	148,500
Caterpillar, Inc., 5.20%, 05/27/41	150,000	175,290
Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17	110,000	72,875
IDEX Corp., 4.50%, 12/15/20	120,000	124,778
Liberty Tire Recycling, 11.00%, 10/01/16(a)	300,000	306,000
Timken Co., 6.00%, 09/15/14	45,000	49,770
Titan International, Inc., 7.88%, 10/01/17	140,000	145,600
Trimas Corp., 9.75%, 12/15/17	100,000	104,500

		1,127,313

Marine 0.1%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.88%, 04/01/18	155,000	153,450

Media 2.8%
Aerospace Satellite Corp. Holding BV, 12.75%, 11/16/15(a)	400,000	352,000
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(a)	125,000	125,937
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	200,000	228,000
Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(a)	210,000	134,400
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(a)	80,000	79,200
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	225,000	228,375
Columbus International, Inc., 11.50%, 11/20/14(a)	220,000	215,600
Comcast Corp., 5.70%, 05/15/18	325,000	375,612
DIRECTV Holdings LLC, 3.55%, 03/15/15	390,000	406,736
Idearc Litigation Trusts, 8.00%, 11/15/16	825,000	8,250
Intelsat Luxembourg SA 11.50%, 02/04/17(a)	410,000	352,600
inVentiv Health, Inc., 10.00%, 08/15/18(a)	300,000	264,000
National CineMedia LLC, 7.88%, 07/15/21	220,000	217,800
NBCUniversal Media LLC, 3.65%, 04/30/15	610,000	641,769
Regal Cinemas Corp., 8.63%, 07/15/19	250,000	254,375
Telesat Canada/Telesat LLC, 12.50%, 11/01/17	300,000	336,000
Time Warner Cable, Inc., 3.50%, 02/01/15	405,000	421,136
United Business Media Ltd., 5.75%, 11/03/20(a)	725,000	774,678
Univision Communications, Inc., 6.88%, 05/15/19(a)	235,000	209,150
Visant Corp., 10.00%, 10/01/17	140,000	129,500
WMG Acquisition Corp. 9.50%, 06/15/16	250,000	253,125
11.50%, 10/01/18(a)	150,000	138,000
WPP Finance UK, 8.00%, 09/15/14	215,000	243,333

		6,389,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining 1.7%
ALROSA Finance SA, 7.75%, 11/03/20(a)	$100,000	$94,250
ArcelorMittal 6.13%, 06/01/18	600,000	579,223
5.50%, 03/01/21	280,000	250,894
Atkore International, Inc., 9.88%, 01/01/18(a)	150,000	135,750
Bumi Investment Pte Ltd., 10.75%, 10/06/17(a)	375,000	341,250
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	275,000	294,937
Kinross Gold Corp., 6.88%, 09/01/41(a)	110,000	117,678
Metinvest BV, 10.25%, 05/20/15(a)	200,000	186,000
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18(a)	150,000	118,500
Rio Tinto Finance USA Ltd. 2.25%, 09/20/16	150,000	149,664
3.75%, 09/20/21	310,000	308,771
Ryerson, Inc., 12.00%, 11/01/15	125,000	125,000
Southern Copper Corp., 6.38%, 07/27/15	200,000	214,299
Teck Resources Ltd., 4.75%, 01/15/22	210,000	213,780
Vale Overseas Ltd., 6.88%, 11/10/39	205,000	220,375
Vale SA, 4.38%, 03/24/18	100,000	134,041
Vedanta Resources PLC, 8.25%, 06/07/21(a)	400,000	308,000

		3,792,412

Multiline Retail 0.1%
JC Penney Corp., Inc., 6.38%, 10/15/36	295,000	247,800

Oil, Gas & Consumable Fuels 4.1%
Anadarko Petroleum Corp., 6.38%, 09/15/17	605,000	678,704
Antero Resources Finance Corp., 7.25%, 08/01/19(a)	165,000	156,750
Berry Petroleum Co., 10.25%, 06/01/14	140,000	156,800
Brigham Exploration Co., 6.88%, 06/01/19	70,000	68,250
Clayton Williams Energy, Inc., 7.75%, 04/01/19(a)	145,000	124,700
Concho Resources, Inc., 6.50%, 01/15/22	165,000	162,525
Consol Energy, Inc. 8.00%, 04/01/17	105,000	109,725
8.25%, 04/01/20	150,000	157,875
Devon Energy Corp., 5.63%, 01/15/14	500,000	548,321
Enterprise Products Operating LLC 5.90%, 04/15/13	80,000	84,763
5.25%, 01/31/20	455,000	500,021
Forbes Energy Services Ltd., 9.00%, 06/15/19(a)	115,000	106,375
Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(a)	525,000	514,500
Gazprom OAO Via RBS AG, 9.63%, 03/01/13(a)	310,000	327,307
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19(a)	175,000	161,000
7.75%, 02/01/21	155,000	155,000
MIE Holdings Corp., 9.75%, 05/12/16(a)	800,000	616,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18(a)	625,000	559,375
OPTI Canada, Inc., 8.25%, 12/15/14(e)	320,000	201,600
Pacific Rubiales Energy Corp., 8.75%, 11/10/16(a)	225,000	241,312
Petrobras International Finance Co. - Pifco, 5.38%, 01/27/21	770,000	778,470
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 08/14/19(a)	500,000	591,250
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 07/30/18(a)	1,110,000	999,000
Reliance Holdings USA, Inc., 4.50%, 10/19/20(a)	250,000	229,396
SandRidge Energy, Inc., 9.88%, 05/15/16(a)	190,000	195,700
Shell International Finance BV, 4.38%, 03/25/20	120,000	134,763
Williams Partners LP, 7.25%, 02/01/17	500,000	579,818

		9,139,300

Paper & Forest Products 0.5%
Catalyst Paper Corp., 11.00%, 12/15/16(a)	150,000	97,500
Fibria Overseas Finance Ltd., 7.50%, 05/04/20(a)	495,000	465,300
Norske Skogindustrier ASA, 6.13%, 10/15/15(a)	555,000	321,900
PE Paper Escrow GmbH, 12.00%, 08/01/14(a)	200,000	209,500
Pindo Deli Finance BV, 3.26%, 04/28/25(a)(b)	901,231	22,531
Tjiwi Kimia Finance BV, 0.00%, 04/28/27(a)(b)	473,111	11,828

		1,128,559

Personal Products 0.1%
NBTY, Inc., 9.00%, 10/01/18	155,000	158,681

Pharmaceuticals 0.2%
Novasep Holding SAS, 9.75%, 12/15/16(a)(e)	135,000	64,800
Watson Pharmaceuticals, Inc., 5.00%, 08/15/14	320,000	346,391

		411,191

Real Estate Investment Trusts (REITs) 0.2%
Health Care REIT, Inc., 6.50%, 03/15/41	150,000	142,296
Simon Property Group LP, 10.35%, 04/01/19	190,000	254,146
Weyerhaeuser Co., 7.38%, 10/01/19	115,000	127,006

		523,448

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Road & Rail 0.1%
Kansas City Southern de Mexico SA de CV, 6.63%, 12/15/20		$125,000	$128,750

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 10.13%, 03/15/18(a)		75,000	78,000
Intel Corp. 1.95%, 10/01/16		235,000	236,696
3.30%, 10/01/21		250,000	255,385
MEMC Electronic Materials, Inc., 7.75%, 04/01/19(a)		150,000	128,250

			698,331

Specialty Retail 0.4%
Best Buy Co., Inc., 3.75%, 03/15/16		290,000	281,116
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19(a)		170,000	144,500
O’Reilly Automotive, Inc., 4.63%, 09/15/21		295,000	297,926
Petco Animal Supplies, Inc., 9.25%, 12/01/18(a)		235,000	235,000

			958,542

Supranational 0.7%
Central American Bank for Economic Integration, 5.38%, 09/24/14(a)		150,000	160,913
Corp. Andina de Fomento, 8.13%, 06/04/19		160,000	196,333
International Bank for Reconstruction & Development Series GDIF, 3.25%, 04/14/14		870,000	152,209
Series GDIF, 3.75%, 05/19/17		1,800,000	322,382
Nordic Investment Bank, 1.70%, 04/27/17		50,000,000	688,685

			1,520,522

Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc., 6.88%, 04/15/15		175,000	155,750
VF Corp., 3.50%, 09/01/21		190,000	193,151

			348,901

Tobacco 0.7%
Altria Group, Inc. 9.70%, 11/10/18		155,000	205,405
10.20%, 02/06/39		250,000	362,359
Lorillard Tobacco Co. 3.50%, 08/04/16		175,000	175,241
6.88%, 05/01/20		345,000	382,580
Philip Morris International, Inc., 5.65%, 05/16/18		285,000	336,777
Reynolds American, Inc., 7.63%, 06/01/16		125,000	149,650

			1,612,012

Transportation Infrastructure 0.3%
DP World Ltd., 6.85%, 07/02/37(a)		820,000	746,200

Wireless Telecommunication Services 1.5%
America Movil SAB de CV, 6.13%, 03/30/40		600,000	624,000
Buccaneer Merger Sub, Inc., 9.13%, 01/15/19(a)		175,000	171,500
Cricket Communications, Inc. 7.75%, 05/15/16		155,000	155,581
7.75%, 10/15/20		155,000	134,850
7.75%, 10/15/20(a)		135,000	116,100
Digicel Group Ltd. 8.88%, 01/15/15(a)		100,000	94,500
9.13%, 01/15/15(a)		980,000	921,200
NII Capital Corp. 10.00%, 08/15/16		80,000	87,600
7.63%, 04/01/21		115,000	114,138
VimpelCom Holdings BV, 7.50%, 03/01/22(a)		885,000	712,425
Vodafone Group PLC, 5.63%, 02/27/17		175,000	200,550

			3,332,444

Total Corporate Bonds (cost $98,441,344)			95,256,342

Municipal Bonds 0.7%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia 6.64%, 04/01/57		$675,000	$721,251
7.06%, 04/01/57		440,000	455,330

			1,176,581

New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, 7.10%, 01/01/41		310,000	414,994

Total Municipal Bonds (cost $1,426,366)			1,591,575

Sovereign Bonds 13.0%

	Principal Amount		Market Value
ARGENTINA 0.8%
Argentina Government International Bond 7.00%, 10/03/15		$100,000	$84,000
7.00%, 04/17/17		575,000	460,000
7.82%, 12/31/33	EUR	1,070,347	824,548
8.28%, 12/31/33		$5	4

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount		Market Value
Argentine (continued)
Argentine Republic Government International Bond, 2.50%, 12/31/38(c)		$1,300,000	$438,750

			1,807,302

BRAZIL 1.4%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17(a)	EUR	160,000	205,828
Brazil Notas do Tesouro Nacional 6.00%, 05/15/13	BRL	870,000	1,008,487
10.00%, 01/01/14		1,909,000	1,019,442
10.00%, 01/01/17		520,000	266,915
Brazilian Government International Bond 4.88%, 01/22/21		$200,000	213,800
5.63%, 01/07/41		505,000	544,138

			3,258,610

CANADA 0.6%
Canadian Government Bond 5.25%, 06/01/12	CAD	330,000	323,960
4.25%, 06/01/18		410,000	454,060
3.75%, 06/01/19		400,000	432,621
Province of Quebec Canada, 4.50%, 12/01/20		180,000	190,550

			1,401,191

CAYMAN ISLANDS 0.1%
Cayman Islands Government Bond, 5.95%, 11/24/19(a)		$275,000	283,250

CHILE 0.5%
Chile Government International Bond 5.50%, 08/05/20	CLP	437,000,000	883,335
3.25%, 09/14/21		$220,000	214,500

			1,097,835

COLOMBIA 0.9%
Colombia Government International Bond 12.00%, 10/22/15	COP	2,369,000,000	1,488,297
4.38%, 07/12/21		$500,000	510,000

			1,998,297

CROATIA 0.1%
Croatia Government International Bond, 6.38%, 03/24/21(a)		300,000	276,750

EGYPT 0.4%
Egypt Government International Bond 8.75%, 07/18/12(a)	EGP	3,800,000	598,810
6.88%, 04/30/40(a)		$220,000	201,300

			800,110

FRANCE 0.4%
France Government Bond OAT 3.50%, 04/25/20	EUR	510,000	738,344
4.00%, 10/25/38		160,000	236,574

			974,918

GERMANY 1.3%
Bundesrepublik Deutschland 3.50%, 01/04/16		500,000	737,465
4.25%, 07/04/18		450,000	711,540
3.25%, 01/04/20		345,000	518,165
4.00%, 01/04/37		550,000	914,719

			2,881,889

INDONESIA 0.3%
Indonesia Government International Bond 4.88%, 05/05/21(a)		$200,000	202,000
7.75%, 01/17/38(a)		290,000	363,950

			565,950

JAPAN 0.3%
Japan Government Ten Year Bond, 0.80%, 03/20/13	JPY	50,000,000	654,531

LITHUANIA 0.1%
Lithuania Government International Bond, 6.13%, 03/09/21(a)		$200,000	196,000

MEXICO 1.1%
Mexican Bonos 6.25%, 06/16/16	MXN	4,360,000	326,760
7.25%, 12/15/16		3,570,000	278,470
8.00%, 06/11/20		9,315,000	743,734
6.50%, 06/10/21		7,000,000	504,682
Mexico Government International Bond, 5.75%, 10/12/10		$112,000	110,320
United Mexican States, 6.05%, 01/11/40		530,000	598,900

			2,562,866

POLAND 0.9%
Poland Government Bond 5.25%, 10/25/17	PLN	1,800,000	535,132
5.50%, 10/25/19		1,400,000	414,296
5.25%, 10/25/20		1,815,000	524,851
Poland Government International Bond, 5.13%, 04/21/21		$550,000	548,625

			2,022,904

QATAR 0.1%
Qatar Government International Bond, 6.40%, 01/20/40(a)		100,000	121,750

RUSSIA 0.3%
Russian Foreign Bond - Eurobond 5.00%, 04/29/20(a)		500,000	491,250
7.50%, 03/31/30(c)		125,380	140,887

			632,137

SOUTH AFRICA 0.3%
South Africa Government Bond, 8.25%, 09/15/17	ZAR	1,965,000	248,129
South Africa Government International Bond, 6.25%, 03/08/41		$400,000	446,000

			694,129

SUPRANATIONAL 0.4%
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		1,000,000	954,440

SWEDEN 0.4%
Sweden Government Bond, 3.00%, 07/12/16	SEK	6,000,000	936,813

TURKEY 0.9%
Turkey Government Bond, 10.00%, 06/17/15	TRY	1,300,000	730,306
Turkey Government International Bond 5.63%, 03/30/21		$445,000	455,012
6.00%, 01/14/41		800,000	762,000

			1,947,318

UKRAINE 0.1%
Ukraine Government International Bond, 6.39%, 06/26/12(a)		250,000	243,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount		Market Value
UNITED KINGDOM 1.0%
United Kingdom Gilt 5.00%, 03/07/18	GBP	5,000	$9,365
4.75%, 03/07/20		350,000	655,003
4.25%, 12/07/40		880,000	1,546,413

			2,210,781

VENEZUELA 0.3%
Venezuela Government International Bond 12.75%, 08/23/22		$400,000	317,000
9.25%, 09/15/27		500,000	317,500

			634,500

Total Sovereign Bonds (cost $29,543,227)			29,157,771

U.S. Government Mortgage Backed Agencies 15.0%

	Principal Amount		Market Value
Fannie Mae Pool
Pool# 736280 4.00%, 08/01/18		$601,432	$640,395
Pool# 540017 8.00%, 05/01/30		2,263	2,656
Pool# 564363 8.00%, 01/01/31		901	1,057
Pool# 564993 7.50%, 03/01/31		8,603	10,062
Pool# 606566 7.50%, 10/01/31		3,928	4,601
Pool# 642656 7.00%, 07/01/32		43,150	49,673
Pool# 886574 2.79%, 08/01/36(b)		193,313	201,583
Pool# 257231 5.50%, 06/01/38		1,843,084	2,003,030
Fannie Mae Pool TBA
3.00%, 10/25/26		980,000	1,009,553
3.50%, 10/25/26		1,180,000	1,231,994
4.00%, 10/25/26		695,000	732,356
3.50%, 10/25/41		895,000	919,473
4.00%, 10/25/41		4,770,000	4,999,556
4.50%, 10/25/41		8,190,000	8,687,798
5.00%, 10/25/41		4,990,000	5,367,369
5.50%, 10/25/41		3,385,000	3,673,254
6.00%, 10/25/41		3,150,000	3,455,156
Freddie Mac Gold Pool
Pool# C90381 7.50%, 11/01/20		601	701
Pool# C00712 6.50%, 02/01/29		13,330	15,127
Pool# C39060 8.00%, 06/01/30		461	464
Pool# C41531 8.00%, 08/01/30		1,578	1,871
Pool# C42327 8.00%, 09/01/30		1,299	1,540
Pool# C01104 8.00%, 12/01/30		19,162	22,716
Pool# C48997 8.00%, 03/01/31		32,040	34,618
Pool# C49587 8.00%, 03/01/31		18,354	21,785
Pool# C50477 8.00%, 04/01/31		24,586	29,180
Pool# C53381 8.00%, 06/01/31		3,214	3,629
Pool# C69951 6.50%, 08/01/32		20,512	23,150
Ginnie Mae II Pool
Pool# G2 751413 4.50%, 07/20/61		255,784	275,374
Pool# G2 710083 4.70%, 08/20/61		285,000	304,549

Total U.S. Government Mortgage Backed Agencies (cost $33,542,191)			33,724,270

U.S. Government Sponsored & Agency Obligations 1.5%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. 2.00%, 08/25/16		$800,000	$828,230
Federal National Mortgage Association 5.00%, 05/11/17		1,050,000	1,250,397
0.00%, 10/09/19		840,000	638,691
Freddie Mac 1.38%, 02/25/14		360,000	367,509
5.13%, 11/17/17		265,000	318,879

Total U.S. Government Sponsored & Agency Obligations (cost $3,030,450)			3,403,706

U.S. Treasury Bonds 2.9%

	Principal Amount		Market Value
U.S. Treasury Bonds 4.38%, 05/15/41(f)		$4,405,000	$5,690,731
6.25%, 08/15/23		340,000	484,606
U.S. Treasury Strip Bond, 0.00%, 08/15/20		490,000	414,979

Total U.S. Treasury Bonds (cost $5,707,241)			6,590,316

U.S. Treasury Notes 4.6%

	Principal Amount		Market Value
U.S. Treasury Notes 0.25%, 09/15/14		$410,000	$407,983
1.00%, 08/31/16		5,170,000	5,182,925
1.00%, 09/30/16		10,000	10,015
1.50%, 08/31/18		950,000	954,602
2.13%, 08/15/21		3,645,000	3,709,370

Total U.S. Treasury Notes (cost $10,268,579)			10,264,895

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Yankee Dollars 0.3%

	Principal Amount	Market Value
Diversified Financial Services 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	$495,000	$450,450

Oil, Gas & Consumable Fuels 0.1%
Petro-Canada, 6.05%, 05/15/18	45,000	52,271
Suncor Energy, Inc., 5.95%, 12/01/34	105,000	113,299

		165,570

Road & Rail 0.0%†
Canadian National Railway Co., 5.55%, 05/15/18	45,000	53,623

Total Yankee Dollars (cost $646,050)		669,643

Common Stocks 0.0%†

	Shares	Market Value

Diversified Financial Services 0.0%†
Marisco Holdings LLC *(g)	2,163	$22

Diversified Telecommunication Services 0.0%†
XO Holding, Inc. *(g)	248	23

Media 0.0%†
Dex One Corp. *	832	466
SuperMedia, Inc. *	651	1,009

		1,475

Total Common Stocks (cost $814,062)		1,520

Mutual Fund 14.4%

	Shares	Market Value

Money Market Fund 14.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(h)	32,252,981	$32,252,981

Total Mutual Fund (cost $32,252,981)		32,252,981

Total Investments (cost $251,637,642) (i) — 111.5%		250,593,139
Liabilities in excess of other assets — (11.5%)		(25,938,795)

NET ASSETS — 100.0%		$224,654,344

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $49,589,856 which represents 22.07% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2011.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date reflects the next call date.
(e)	Security in default.
(f)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(g)	Fair Valued Security.
(h)	Represents 7-day effective yield as of September 30, 2011.
(i)	At September 30, 2011, the tax basis cost of the Fund’s investments was $251,816,223, tax unrealized appreciation and depreciation were $7,477,167 and $(8,700,251), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
GDIF	Global Debt Issuance Facility
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NV	Public Traded Company
OAO	Joint Stock Company
OAT	French Treasury Bond
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

Currency:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Great British Pound

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

At September 30, 2011, the Fund's open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	10/12/11	(335,000)	$(345,315)	$(323,831)	$21,484
Australian Dollar	JPMorgan Chase Bank	10/12/11	(475,000)	(489,625)	(459,163)	30,462
Australian Dollar	JPMorgan Chase Bank	10/12/11	(500,000)	(508,975)	(483,330)	25,645
Australian Dollar	JPMorgan Chase Bank	10/12/11	(500,000)	(508,975)	(483,330)	25,645
Brazilian Real	JPMorgan Chase Bank	10/04/11	(1,291,125)	(750,000)	(686,677)	63,323
Brazilian Real	JPMorgan Chase Bank	10/04/11	(1,359,200)	(800,000)	(722,883)	77,117
Brazilian Real	JPMorgan Chase Bank	10/04/11	(188,125)	(100,000)	(100,053)	(53)
Brazilian Real	JPMorgan Chase Bank	10/04/11	(172,150)	(100,000)	(91,557)	8,443
Brazilian Real	JPMorgan Chase Bank	10/04/11	(564,375)	(300,000)	(300,160)	(160)
Brazilian Real	JPMorgan Chase Bank	10/04/11	(301,000)	(160,000)	(160,085)	(85)
Brazilian Real	JPMorgan Chase Bank	11/03/11	(190,300)	(100,000)	(100,430)	(430)
Brazilian Real	JPMorgan Chase Bank	11/03/11	(1,903,000)	(1,000,000)	(1,004,301)	(4,301)
British Pound	JPMorgan Chase Bank	10/12/11	(606,112)	(957,657)	(945,106)	12,551
British Pound	JPMorgan Chase Bank	10/12/11	(1,845,000)	(2,951,889)	(2,876,896)	74,993
British Pound	JPMorgan Chase Bank	10/12/11	(766,000)	(1,225,554)	(1,194,419)	31,135
British Pound	JPMorgan Chase Bank	10/12/11	(202,441)	(323,893)	(315,664)	8,229
Columbian Peso	JPMorgan Chase Bank	10/21/11	(913,140,804)	(494,659)	(472,644)	22,015
Columbian Peso	JPMorgan Chase Bank	10/21/11	(536,171,559)	(290,451)	(277,525)	12,926
Columbian Peso	JPMorgan Chase Bank	10/21/11	(47,805,629)	(25,897)	(24,745)	1,152
Euro	JPMorgan Chase Bank	10/12/11	(60,000)	(82,178)	(80,380)	1,798
Euro	JPMorgan Chase Bank	10/12/11	(15,000)	(20,545)	(20,095)	450
Euro	JPMorgan Chase Bank	10/12/11	(966,055)	(1,345,290)	(1,294,195)	51,095
Euro	JPMorgan Chase Bank	10/12/11	(15,569)	(21,681)	(20,858)	823
Euro	JPMorgan Chase Bank	10/12/11	(1,843,000)	(2,566,488)	(2,469,012)	97,476
Korean Won	JPMorgan Chase Bank	10/17/11	(209,380,000)	(190,000)	(177,571)	12,429
Korean Won	JPMorgan Chase Bank	10/17/11	(148,770,000)	(135,000)	(126,169)	8,831
Mexican Peso	JPMorgan Chase Bank	10/12/11	(11,372,649)	(907,235)	(819,369)	87,866
Mexican Peso	JPMorgan Chase Bank	10/12/11	(4,845,047)	(386,506)	(349,073)	37,433
Mexican Peso	JPMorgan Chase Bank	10/12/11	(260,750)	(20,000)	(18,786)	1,214
Mexican Peso	JPMorgan Chase Bank	10/12/11	(1,564,500)	(120,000)	(112,718)	7,282
Mexican Peso	JPMorgan Chase Bank	10/12/11	(3,953,608)	(315,393)	(284,847)	30,546
Mexican Peso	JPMorgan Chase Bank	10/12/11	(633,275)	(50,000)	(45,626)	4,374
Mexican Peso	JPMorgan Chase Bank	10/12/11	(6,490,400)	(475,000)	(467,616)	7,384
Mexican Peso	JPMorgan Chase Bank	10/12/11	(6,966,025)	(550,000)	(501,884)	48,116
Mexican Peso	JPMorgan Chase Bank	10/12/11	(3,989,632)	(315,000)	(287,443)	27,557
Polish Zlotych	JPMorgan Chase Bank	10/12/11	(686,938)	(223,977)	(207,220)	16,757
Polish Zlotych	JPMorgan Chase Bank	10/12/11	(658,100)	(200,000)	(198,521)	1,479
Polish Zlotych	JPMorgan Chase Bank	10/12/11	(1,316,200)	(400,000)	(397,041)	2,959
South African Rand	JPMorgan Chase Bank	10/12/11	(811,030)	(110,000)	(100,322)	9,678
South African Rand	JPMorgan Chase Bank	10/12/11	(184,325)	(25,000)	(22,800)	2,200
South African Rand	JPMorgan Chase Bank	10/12/11	(147,460)	(20,000)	(18,240)	1,760

Total Short Contracts				$(19,912,183)	$(19,042,585)	$869,598

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)

Long Contracts:
Australian Dollar	JPMorgan Chase Bank	10/12/11	500,000	$486,825	$483,330	$(3,495)
Australian Dollar	JPMorgan Chase Bank	10/12/11	1,000,000	985,761	966,660	(19,101)
Australian Dollar	JPMorgan Chase Bank	10/12/11	500,000	486,825	483,330	(3,495)
Australian Dollar	JPMorgan Chase Bank	10/12/11	475,000	468,237	459,164	(9,073)
Brazilian Real	JPMorgan Chase Bank	10/04/11	646,800	350,000	343,997	(6,003)
Brazilian Real	JPMorgan Chase Bank	10/04/11	646,800	350,000	343,997	(6,003)
Brazilian Real	JPMorgan Chase Bank	10/04/11	1,375,200	800,000	731,392	(68,608)
British Pound	JPMorgan Chase Bank	10/12/11	1,010,160	1,596,255	1,575,136	(21,119)
British Pound	JPMorgan Chase Bank	10/12/11	1,007,482	1,592,023	1,570,960	(21,063)
British Pound	JPMorgan Chase Bank	10/12/11	79,723	125,963	124,312	(1,651)
British Pound	JPMorgan Chase Bank	10/12/11	109,323	172,753	170,467	(2,286)
British Pound	JPMorgan Chase Bank	10/12/11	82,818	130,869	129,138	(1,731)
Canadian Dollar	JPMorgan Chase Bank	10/12/11	178,000	179,885	169,829	(10,056)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar	JPMorgan Chase Bank	10/12/11	140,000	141,482	133,573	(7,909)
Chilean Peso	JPMorgan Chase Bank	10/26/11	34,011,250	65,000	65,241	241
Chilean Peso	JPMorgan Chase Bank	10/26/11	52,325,000	100,000	100,370	370
Columbian Peso	JPMorgan Chase Bank	10/21/11	296,960,000	160,000	153,707	(6,293)
Euro	JPMorgan Chase Bank	10/12/11	100,000	137,050	133,967	(3,083)
Indonesian Rupiah	JPMorgan Chase Bank	10/31/11	2,169,050,000	235,000	246,146	11,146
Japanese Yen	JPMorgan Chase Bank	10/12/11	225,000,000	2,904,238	2,917,480	13,242
Korean Won	JPMorgan Chase Bank	10/17/11	154,001,250	135,000	130,606	(4,394)
Korean Won	JPMorgan Chase Bank	10/17/11	216,742,500	190,000	183,815	(6,185)
Korean Won	JPMorgan Chase Bank	10/31/11	339,300,000	290,000	287,470	(2,530)
Korean Won	JPMorgan Chase Bank	10/31/11	245,700,000	210,000	208,168	(1,832)
Malaysian Ringgit	JPMorgan Chase Bank	10/06/11	1,422,720	480,000	445,606	(34,394)
Malaysian Ringgit	JPMorgan Chase Bank	10/06/11	1,482,000	500,000	464,173	(35,827)
Mexican Peso	JPMorgan Chase Bank	10/12/11	6,635,988	475,000	478,105	3,105
Mexican Peso	JPMorgan Chase Bank	10/12/11	3,131,487	237,935	225,615	(12,320)
Mexican Peso	JPMorgan Chase Bank	10/12/11	2,260,228	174,335	162,843	(11,492)
Polish Zlotych	JPMorgan Chase Bank	10/12/11	646,065	200,000	194,890	(5,110)
Polish Zlotych	JPMorgan Chase Bank	10/12/11	1,292,131	400,000	389,780	(10,220)
South African Rand	JPMorgan Chase Bank	10/12/11	147,460	18,783	18,240	(543)
South African Rand	JPMorgan Chase Bank	10/12/11	184,325	23,479	22,800	(679)
South African Rand	JPMorgan Chase Bank	10/12/11	811,030	103,311	100,322	(2,989)
Turkish Lira	JPMorgan Chase Bank	10/12/11	185,290	100,000	99,577	(423)
Turkish Lira	JPMorgan Chase Bank	10/12/11	314,993	170,000	169,281	(719)
Turkish Lira	JPMorgan Chase Bank	10/12/11	877,085	486,512	471,357	(15,155)
Turkish Lira	JPMorgan Chase Bank	10/12/11	184,710	100,000	99,266	(734)
Turkish Lira	JPMorgan Chase Bank	10/12/11	1,403,336	778,421	754,172	(24,249)
Turkish Lira	JPMorgan Chase Bank	10/12/11	314,007	170,000	168,752	(1,248)

Total Long Contracts				$16,710,942	$16,377,034	$(333,908)

At September 30, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
29	U.S. Treasury 10 Year Note	12/20/11	$3,772,719	$4,469

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(12)	U.S. Treasury 5 Year Note	12/30/11	$1,469,813	$2,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Diversified Financial Services	$—	$—	$22	$22
Diversified Telecommunication Services	—	—	23	23
Media	1,475	—	—	1,475

Total Common Stocks	$1,475	$—	$45	$1,520

Asset-Backed Securities*	—	7,903,399	—	7,903,399
Collateralized Mortgage Obligations	—	19,958,382	—	19,958,382
Commercial Mortgage Backed Securities	—	9,473,464	—	9,473,464

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

Asset Type	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds*	—	344,875	—	344,875
Corporate Bonds*	—	95,256,342	—	95,256,342
Forward Foreign Currency Contracts	—	902,731	—	902,731
Futures Contracts	7,339	—	—	7,339
Municipal Bonds	—	1,591,575	—	1,591,575
Mutual Fund	32,252,981	—	—	32,252,981
Sovereign Bonds	—	29,157,771	—	29,157,771
U.S. Government Mortgage Backed Agencies	—	33,724,270	—	33,724,270
U.S. Government Sponsored & Agency Obligations	—	3,403,706	—	3,403,706
U.S. Treasury Bonds	—	6,590,316	—	6,590,316
U.S. Treasury Notes	—	10,264,895	—	10,264,895
Yankee Dollars*	—	669,643	—	669,643

Total Assets	$32,261,795	$219,241,369	$45	$251,503,209

Liabilities:
Forward Foreign Currency Contracts	—	(367,041)	—	(367,041)

Total Liabilities	$—	$(367,041)	$—	$(367,041)

Total	$32,261,795	$218,874,328	$45	$251,136,168

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as " ", which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Corporate Bonds	Total
Balance as of 12/31/10	$22	$2	$24
Realized Gain/(Loss)	—	185	185
Change in Unrealized Appreciation/(Depreciation)	(148)	(2)	(150)
Purchases*	171	—	171
Sales	—	(185)	(185)
Transfer Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 09/30/11	$45	$—	$45

Change in Unrealized Appreciation/(Depreciation) for Securities Still Held	$(148)	$—	$(148)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for futures and forward foreign currency contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed-income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Multi Sector Bond Fund

contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$7,339
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	902,731

Total		$910,070

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(367,041)

Total		$(367,041)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 3.2%
Bombardier, Inc., Class B	1,041,700	$3,648,286
United Technologies Corp.	233,745	16,446,298

		20,094,584

Auto Components 0.5%
BorgWarner, Inc.*	55,500	3,359,415

Beverages 3.3%
PepsiCo, Inc.	340,015	21,046,928

Biotechnology 1.7%
Amgen, Inc.	88,815	4,880,384
Gilead Sciences, Inc.*	156,184	6,059,939

		10,940,323

Capital Markets 1.6%
Charles Schwab Corp. (The)	303,500	3,420,445
State Street Corp.	213,700	6,872,592

		10,293,037

Chemicals 3.8%
Air Products & Chemicals, Inc.	93,250	7,121,502
Monsanto Co.	48,700	2,923,948
Potash Corp of Saskatchewan, Inc.	84,200	3,639,124
PPG Industries, Inc.	47,600	3,363,416
Praxair, Inc.	74,700	6,982,956

		24,030,946

Commercial Banks 5.2%
PNC Financial Services Group, Inc.	167,345	8,064,356
Royal Bank of Canada	92,000	4,219,410
U.S. Bancorp	310,300	7,304,462
Wells Fargo & Co.	554,560	13,375,987

		32,964,215

Communications Equipment 2.9%
Cisco Systems, Inc.	710,840	11,010,912
Juniper Networks, Inc.*	87,635	1,512,580
QUALCOMM, Inc.	121,200	5,893,956

		18,417,448

Computers & Peripherals 0.8%
EMC Corp.*	224,000	4,701,760

Construction & Engineering 0.4%
Fluor Corp.	59,360	2,763,208

Consumer Finance 0.7%
American Express Co.	100,545	4,514,471

Diversified Financial Services 2.8%
IntercontinentalExchange, Inc.*	51,600	6,102,216
JPMorgan Chase & Co.	375,857	11,320,813

		17,423,029

Diversified Telecommunication Services 0.6%
TELUS Corp.	59,317	$2,906,697
TELUS Corp., Non-Voting Shares	12,700	587,248

		3,493,945

Electrical Equipment 0.9%
Emerson Electric Co.	141,600	5,849,496

Energy Equipment & Services 1.0%
Schlumberger Ltd.	64,000	3,822,720
Tidewater, Inc.	64,300	2,703,815

		6,526,535

Food & Staples Retailing 2.4%
CVS Caremark Corp.	245,120	8,231,130
Sysco Corp.	258,385	6,692,171

		14,923,301

Food Products 4.7%
ConAgra Foods, Inc.	294,940	7,143,447
General Mills, Inc.	173,520	6,675,314
Kellogg Co.	149,700	7,962,543
Kraft Foods, Inc., Class A	227,600	7,642,808

		29,424,112

Health Care Equipment & Supplies 4.5%
Baxter International, Inc.	246,575	13,842,721
Medtronic, Inc.	314,485	10,453,481
St. Jude Medical, Inc.	103,268	3,737,269

		28,033,471

Health Care Providers & Services 3.6%
Aetna, Inc.	144,661	5,258,427
Quest Diagnostics, Inc.	215,160	10,620,298
UnitedHealth Group, Inc.	148,605	6,853,663

		22,732,388

Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	85,345	7,494,998
Starwood Hotels & Resorts Worldwide, Inc.	88,400	3,431,688

		10,926,686

Household Products 3.4%
Kimberly-Clark Corp.	82,050	5,826,370
Procter & Gamble Co. (The)	250,970	15,856,285

		21,682,655

Industrial Conglomerates 1.6%
3M Co.	144,310	10,360,015

Information Technology Services 4.4%
Alliance Data Systems Corp.*	63,700	5,904,990
Cognizant Technology Solutions Corp., Class A*	125,240	7,852,548
International Business Machines Corp.	37,865	6,627,511
Visa, Inc., Class A	83,900	7,191,908

		27,576,957

Insurance 5.8%
Aflac, Inc.	135,700	4,742,715
Assurant, Inc.	53,220	1,905,276
Chubb Corp.	116,355	6,980,137
Marsh & McLennan Cos., Inc.	189,130	5,019,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
MetLife, Inc.	135,690	$3,800,677
Prudential Financial, Inc.	135,095	6,330,552
Travelers Cos., Inc. (The)	163,910	7,987,334

		36,766,201

Internet Software & Services 0.8%
Yahoo!, Inc.*	364,931	4,802,492

Leisure Equipment & Products 0.8%
Mattel, Inc.	205,070	5,309,262

Machinery 4.1%
Deere & Co.	86,629	5,593,635
Dover Corp.	125,360	5,841,776
Illinois Tool Works, Inc.	142,700	5,936,320
PACCAR, Inc.	85,300	2,884,846
Parker Hannifin Corp.	86,225	5,443,384

		25,699,961

Media 1.1%
Comcast Corp., Class A	314,900	6,581,410

Oil, Gas & Consumable Fuels 12.9%
Anadarko Petroleum Corp.	193,690	12,212,154
Apache Corp.	165,835	13,306,600
Devon Energy Corp.	198,440	11,001,514
EOG Resources, Inc.	168,935	11,996,074
Exxon Mobil Corp.	182,155	13,229,918
Hess Corp.	99,870	5,239,180
Occidental Petroleum Corp.	198,125	14,165,938

		81,151,378

Pharmaceuticals 7.2%
Abbott Laboratories	194,345	9,938,803
Johnson & Johnson	243,585	15,518,801
Merck & Co., Inc.	302,275	9,887,415
Pfizer, Inc.	578,310	10,224,521

		45,569,540

Road & Rail 1.0%
Canadian National Railway Co.	97,700	6,504,866

Semiconductors & Semiconductor Equipment 0.5%
KLA-Tencor Corp.	505	19,331
Linear Technology Corp.	119,980	3,317,447

		3,336,778

Software 4.2%
Microsoft Corp.	332,030	8,264,227
Oracle Corp.	376,089	10,808,798
Solera Holdings, Inc.	145,145	7,329,822

		26,402,847

Specialty Retail 2.3%
Staples, Inc.	443,940	5,904,402
TJX Cos., Inc.	82,900	4,598,463
Urban Outfitters, Inc.*	169,663	3,786,878

		14,289,743

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	55,350	4,732,979

Tobacco 1.3%
Philip Morris International, Inc.	132,770	8,282,193

Total Common Stocks (cost $631,670,757)		621,508,575

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(a)	4,705,015	$4,705,015

Total Mutual Fund (cost $4,705,015)		4,705,015

Total Investments (cost $636,375,772) (b) — 99.2%		626,213,590
Other assets in excess of liabilities — 0.8%		4,977,882

NET ASSETS — 100.0%		$631,191,472

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $645,456,878, tax unrealized appreciation and depreciation were $35,977,504 and $(55,220,792), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$621,508,575	$—	$—	$621,508,575
Mutual Fund	4,705,015	—	—	4,705,015

Total	$626,213,590	$—	$—	$626,213,590

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.1%

	Shares	Market Value
Health Care Providers & Services 1.1%
Assisted Living Concepts, Inc., Class A	197,216	$2,498,727
Capital Senior Living Corp.*	69,281	427,464

		2,926,191

Hotels, Restaurants & Leisure 4.5%
Starwood Hotels & Resorts
Worldwide, Inc.	293,920	11,409,974

Real Estate Investment Trusts (REITs) 89.6%
Acadia Realty Trust	104,769	1,959,180
Apartment Investment & Management Co., Class A	167,298	3,700,632
Ashford Hospitality Trust, Inc.	85,210	598,174
AvalonBay Communities, Inc.	74,474	8,493,760
BioMed Realty Trust, Inc.	60,820	1,007,787
Boston Properties, Inc.	148,736	13,252,378
BRCP REIT I, LLC*(a)(b)	1,255,145	338,889
BRCP REIT II, LLC*(a)(b)	3,066,644	1,502,656
BRE Properties, Inc.	35,290	1,494,179
Cabot Industrial Value Fund LP*(a)(b)	5,040	1,764,000
Camden Property Trust	69,715	3,852,451
CommonWealth REIT	51,354	974,185
Coresite Realty Corp.	38,100	546,735
Cousins Properties, Inc.	425,251	2,487,718
CreXus Investment Corp.	51,320	455,722
DCT Industrial Trust, Inc.	384,351	1,687,301
Digital Realty Trust, Inc.	8,016	442,163
Douglas Emmett, Inc.	63,720	1,089,612
Equity Lifestyle Properties, Inc.	92,876	5,823,325
Equity One, Inc.	5,831	92,480
Equity Residential	492,672	25,554,897
Federal Realty Investment Trust	43,366	3,573,792
General Growth Properties, Inc.	871,754	10,548,223
HCP, Inc.	315,894	11,075,244
Health Care REIT, Inc.	63,790	2,985,372
Healthcare Realty Trust, Inc.	230,088	3,876,983
Host Hotels & Resorts, Inc.	1,446,318	15,822,719
Hudson Pacific Properties, Inc.	118,930	1,383,156
Keystone Industrial Fund LP*(a)(b)	2,726,733	2,481,327
Kite Realty Group Trust	54,636	199,968
Lexington Realty Trust	19,900	130,146
Mack-Cali Realty Corp.	131,311	3,512,569
Omega Healthcare Investors, Inc.	45,640	727,045
Parkway Properties, Inc.	3,970	43,710
Plum Creek Timber Co., Inc.	22,381	776,844
Prologis, Inc.	238,861	5,792,379
PS Business Parks, Inc.	33,807	1,674,799
Public Storage	95,893	10,677,685
Regency Centers Corp.	328,822	11,617,281
Retail Opportunity Investments Corp.	205,791	2,280,164
Senior Housing Properties Trust	204,514	4,405,232
Simon Property Group, Inc.	340,734	37,473,925
Sovran Self Storage, Inc.	35,443	1,317,416
STAG Industrial, Inc.	46,590	475,218
Starwood Property Trust, Inc.	136,829	2,347,986
Vornado Realty Trust	196,424	14,657,159
Winthrop Realty Trust	99,800	867,262

		227,841,828

Real Estate Management & Development 3.9%
Brookfield Office Properties, Inc.	291,192	4,009,714
Forest City Enterprises, Inc., Class A*	549,505	5,857,723

		9,867,437

Total Common Stocks (cost $215,962,460)		252,045,430

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(c)	3,084,899	$3,084,899

Total Mutual Fund (cost $3,084,899)		3,084,899

Total Investments (cost $219,047,359) (d) — 100.3%		255,130,329
Liabilities in excess of other assets — (0.3)%		(811,598)

NET ASSETS — 100.0%		$254,318,731

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Security considered illiquid and restricted. The total value of such securities as of September 30, 2011 was $6,086,872 and represented 2.39% of Net Assets.
(c)	Represents 7-day effective yield as of September 30, 2011.
(d)	At September 30, 2011, the tax basis cost of the Fund’s investments was $220,107,476, tax unrealized appreciation and depreciation were $48,731,717 and $(13,708,864), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$2,926,191	$—	$—	$2,926,191
Hotels, Restaurants & Leisure	11,409,974	—	—	11,409,974
Real Estate Investment Trusts (REITs)	221,754,956	—	6,086,872	227,841,828
Real Estate Management & Development	9,867,437	—	—	9,867,437

Total Common Stocks	$245,958,558	$—	$6,086,872	$252,045,430

Mutual Fund	3,084,899	—	—	3,084,899

Total	$249,043,457	$—	$6,086,872	$255,130,329

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$5,730,083	$5,730,083
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	167,124	167,124
Purchases	189,665	189,665
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/11	$6,086,872	$6,086,872

Change in Unrealized Appreciation/(Depreciation) for securities still held	$167,124	$167,124

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 98.9%

	Shares	Market Value
Aerospace & Defense 2.7%
Boeing Co. (The)	154,791	$9,366,403
General Dynamics Corp.	75,556	4,298,381
Goodrich Corp.	26,107	3,150,593
Honeywell International, Inc.	163,420	7,175,772
ITT Corp.	38,692	1,625,064
L-3 Communications Holdings, Inc.	22,004	1,363,588
Lockheed Martin Corp.	57,478	4,175,202
Northrop Grumman Corp.	58,069	3,028,879
Precision Castparts Corp.	30,081	4,676,392
Raytheon Co.	73,848	3,018,168
Rockwell Collins, Inc.	32,087	1,692,910
Textron, Inc.	57,896	1,021,285
United Technologies Corp.	189,805	13,354,680

		57,947,317

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	34,438	2,357,970
Expeditors International of Washington, Inc.	44,286	1,795,797
FedEx Corp.	66,212	4,481,228
United Parcel Service, Inc., Class B	204,859	12,936,846

		21,571,841

Airlines 0.1%
Southwest Airlines Co.	167,867	1,349,651

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	51,462	519,252
Johnson Controls, Inc.	141,962	3,743,538

		4,262,790

Automobiles 0.4%
Ford Motor Co.*	793,651	7,674,605
Harley-Davidson, Inc.	49,365	1,694,701

		9,369,306

Beverages 2.7%
Brown-Forman Corp., Class B	21,060	1,477,148
Coca-Cola Co. (The)	479,603	32,401,979
Coca-Cola Enterprises, Inc.	66,602	1,657,058
Constellation Brands, Inc., Class A*	38,489	692,802
Dr Pepper Snapple Group, Inc.	45,302	1,756,811
Molson Coors Brewing Co., Class B	34,019	1,347,493
PepsiCo, Inc.	330,567	20,462,097

		59,795,388

Biotechnology 1.3%
Amgen, Inc.	193,015	10,606,174
Biogen Idec, Inc.*	50,657	4,718,699
Celgene Corp.*	95,826	5,933,546
Cephalon, Inc.*	16,273	1,313,231
Gilead Sciences, Inc.*	161,127	6,251,728

		28,823,378

Building Products 0.0%†
Masco Corp.	75,300	536,136

Capital Markets 1.9%
Ameriprise Financial, Inc.	49,331	1,941,668
Bank of New York Mellon Corp. (The)	257,453	4,786,051
BlackRock, Inc.	20,951	3,100,957
Charles Schwab Corp. (The)	225,084	2,536,697
E*TRADE Financial Corp.*	53,105	483,786
Federated Investors, Inc., Class B(a)	19,054	334,017
Franklin Resources, Inc.	30,398	2,907,265
Goldman Sachs Group, Inc. (The)	105,645	9,988,735
Invesco Ltd.	94,141	1,460,127
Janus Capital Group, Inc.	37,607	225,642
Legg Mason, Inc.	27,724	712,784
Morgan Stanley	310,040	4,185,540
Northern Trust Corp.	50,321	1,760,229
State Street Corp.	105,264	3,385,290
T. Rowe Price Group, Inc.	53,538	2,557,510

		40,366,298

Chemicals 2.1%
Air Products & Chemicals, Inc.	44,512	3,399,381
Airgas, Inc.	14,294	912,243
CF Industries Holdings, Inc.	14,984	1,848,876
Dow Chemical Co. (The)	246,709	5,541,084
E.I. du Pont de Nemours & Co.	194,767	7,784,837
Eastman Chemical Co.	14,750	1,010,818
Ecolab, Inc.	48,439	2,368,183
FMC Corp.	14,960	1,034,634
International Flavors & Fragrances, Inc.	16,883	949,162
Monsanto Co.	111,687	6,705,687
Mosaic Co. (The)	57,832	2,832,033
PPG Industries, Inc.	32,894	2,324,290
Praxair, Inc.	63,109	5,899,429
Sherwin-Williams Co. (The)	18,418	1,368,826
Sigma-Aldrich Corp.	25,491	1,575,089

		45,554,572

Commercial Banks 2.5%
BB&T Corp.	145,571	3,105,030
Comerica, Inc.	41,951	963,615
Fifth Third Bancorp	192,071	1,939,917
First Horizon National Corp.	53,890	321,184
Huntington Bancshares, Inc.	180,203	864,974
KeyCorp	198,927	1,179,637
M&T Bank Corp.	26,227	1,833,267
PNC Financial Services Group, Inc.	109,922	5,297,141
Regions Financial Corp.	262,758	874,984
SunTrust Banks, Inc.	112,109	2,012,357
U.S. Bancorp	401,219	9,444,695
Wells Fargo & Co.	1,102,835	26,600,380
Zions Bancorporation	38,628	543,496

		54,980,677

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,202	556,826
Cintas Corp.	23,598	664,048
Iron Mountain, Inc.	42,414	1,341,131
Pitney Bowes, Inc.(a)	42,491	798,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Republic Services, Inc.	66,831	$1,875,278
RR Donnelley & Sons Co.	39,447	556,991
Stericycle, Inc.*	17,980	1,451,345
Waste Management, Inc.	98,584	3,209,895

		10,454,345

Communications Equipment 2.0%
Cisco Systems, Inc.	1,148,847	17,795,640
F5 Networks, Inc.*	16,855	1,197,548
Harris Corp.	25,222	861,836
JDS Uniphase Corp.*	47,864	477,204
Juniper Networks, Inc.*	111,296	1,920,969
Motorola Mobility Holdings, Inc.*	54,661	2,065,093
Motorola Solutions, Inc.	63,059	2,642,172
QUALCOMM, Inc.	350,854	17,062,030
Tellabs, Inc.	76,594	328,588

		44,351,080

Computers & Peripherals 4.8%
Apple, Inc.*	193,651	73,815,888
Dell, Inc.*	323,881	4,582,916
EMC Corp.*	431,300	9,052,987
Hewlett-Packard Co.	433,226	9,725,924
Lexmark International, Inc., Class A*	16,714	451,779
NetApp, Inc.*	76,938	2,611,276
SanDisk Corp.*	49,955	2,015,684
Western Digital Corp.*	48,687	1,252,230

		103,508,684

Construction & Engineering 0.2%
Fluor Corp.	36,293	1,689,439
Jacobs Engineering Group, Inc.*	26,625	859,721
Quanta Services, Inc.*	44,211	830,725

		3,379,885

Construction Materials 0.0%†
Vulcan Materials Co.(a)	26,972	743,348

Consumer Finance 0.8%
American Express Co.	216,926	9,739,977
Capital One Financial Corp.	95,940	3,802,102
Discover Financial Services	113,955	2,614,128
SLM Corp.	107,378	1,336,856

		17,493,063

Containers & Packaging 0.1%
Ball Corp.	34,143	1,059,116
Bemis Co., Inc.	21,553	631,719
Owens-Illinois, Inc.*	34,494	521,549
Sealed Air Corp.	33,642	561,821

		2,774,205

Distributors 0.1%
Genuine Parts Co.	32,734	1,662,887

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	25,595	1,013,818
DeVry, Inc.	12,915	477,338
H&R Block, Inc.	63,823	849,484

		2,340,640

Diversified Financial Services 2.9%
Bank of America Corp.	2,116,763	12,954,590
Citigroup, Inc.	609,481	15,614,903
CME Group, Inc.	13,965	3,440,976
IntercontinentalExchange, Inc.*	15,341	1,814,227
JPMorgan Chase & Co.	814,418	24,530,270
Leucadia National Corp.	41,355	937,931
Moody’s Corp.	42,019	1,279,479
NASDAQ OMX Group, Inc. (The)*	27,097	627,025
NYSE Euronext	54,660	1,270,298

		62,469,699

Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,237,809	35,302,313
CenturyLink, Inc.	128,745	4,264,034
Frontier Communications Corp.	207,781	1,269,542
Verizon Communications, Inc.	591,239	21,757,595
Windstream Corp.(a)	106,470	1,241,440

		63,834,924

Electric Utilities 2.1%
American Electric Power Co., Inc.	100,722	3,829,451
Duke Energy Corp.	278,157	5,560,358
Edison International	68,040	2,602,530
Entergy Corp.	36,917	2,447,228
Exelon Corp.	138,410	5,897,650
FirstEnergy Corp.	87,344	3,922,619
NextEra Energy, Inc.	88,208	4,764,996
Northeast Utilities	36,932	1,242,762
Pepco Holdings, Inc.	47,257	894,103
Pinnacle West Capital Corp.	22,777	978,044
PPL Corp.	120,660	3,443,636
Progress Energy, Inc.	61,525	3,182,073
Southern Co.	179,133	7,589,865

		46,355,315

Electrical Equipment 0.4%
Emerson Electric Co.	155,541	6,425,399
Rockwell Automation, Inc.	29,903	1,674,568
Roper Industries, Inc.	20,060	1,382,334

		9,482,301

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., Class A	35,365	1,441,831
Corning, Inc.	328,129	4,055,674
FLIR Systems, Inc.	33,341	835,192
Jabil Circuit, Inc.	38,667	687,886
Molex, Inc.	28,450	579,527

		7,600,110

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	91,101	4,205,222
Cameron International Corp.*	51,177	2,125,893
Diamond Offshore Drilling, Inc.(a)	14,509	794,223
FMC Technologies, Inc.*	50,152	1,885,715
Halliburton Co.	192,076	5,862,159
Helmerich & Payne, Inc.	22,354	907,572
Nabors Industries Ltd.*	60,003	735,637
National Oilwell Varco, Inc.	88,487	4,532,304
Noble Corp.*	52,700	1,546,745
Rowan Cos., Inc.*	26,598	802,994
Schlumberger Ltd.	281,848	16,834,781

		40,233,245

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	91,444	7,509,381
CVS Caremark Corp.	280,894	9,432,421
Kroger Co. (The)	126,369	2,775,063

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing (continued)
Safeway, Inc.	73,347	$1,219,761
SUPERVALU, Inc.(a)	44,211	294,445
Sysco Corp.	123,780	3,205,902
Walgreen Co.	189,106	6,219,696
Wal-Mart Stores, Inc.	367,157	19,055,448
Whole Foods Market, Inc.	32,931	2,150,724

		51,862,841

Food Products 2.0%
Archer-Daniels-Midland Co.	141,137	3,501,609
Campbell Soup Co.	37,342	1,208,761
ConAgra Foods, Inc.	86,575	2,096,846
Dean Foods Co.*	38,612	342,488
General Mills, Inc.	135,047	5,195,258
H.J. Heinz Co.	67,049	3,384,634
Hershey Co. (The)	32,294	1,913,097
Hormel Foods Corp.	29,001	783,607
JM Smucker Co. (The)	23,771	1,732,668
Kellogg Co.	52,164	2,774,603
Kraft Foods, Inc., Class A	368,889	12,387,293
McCormick & Co., Inc., Non-Voting Shares	27,617	1,274,801
Mead Johnson Nutrition Co.	42,592	2,931,607
Sara Lee Corp.	122,961	2,010,412
Tyson Foods, Inc., Class A	62,242	1,080,521

		42,618,205

Gas Utilities 0.1%
Nicor, Inc.	9,504	522,815
Oneok, Inc.	21,575	1,424,813

		1,947,628

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	118,687	6,663,088
Becton, Dickinson and Co.	45,413	3,329,681
Boston Scientific Corp.*	319,626	1,888,990
C. R. Bard, Inc.	18,092	1,583,774
CareFusion Corp.*	46,683	1,118,058
Covidien PLC	103,057	4,544,814
DENTSPLY International, Inc.	29,502	905,416
Edwards Lifesciences Corp.*	24,004	1,711,005
Intuitive Surgical, Inc.*	8,163	2,973,618
Medtronic, Inc.	220,557	7,331,315
St. Jude Medical, Inc.	68,811	2,490,270
Stryker Corp.	68,935	3,248,906
Varian Medical Systems, Inc.*	24,466	1,276,146
Zimmer Holdings, Inc.*	39,776	2,128,016

		41,193,097

Health Care Providers & Services 2.1%
Aetna, Inc.	77,876	2,830,793
AmerisourceBergen Corp.	56,227	2,095,580
Cardinal Health, Inc.	71,966	3,013,936
CIGNA Corp.	56,425	2,366,465
Coventry Health Care, Inc.*	31,010	893,398
DaVita, Inc.*	19,501	1,222,128
Express Scripts, Inc.*	101,961	3,779,694
Humana, Inc.	34,840	2,533,913
Laboratory Corp of America Holdings*	21,140	1,671,117
McKesson Corp.	51,440	3,739,688
Medco Health Solutions, Inc.*	80,520	3,775,583
Patterson Cos., Inc.	19,612	561,492
Quest Diagnostics, Inc.	33,051	1,631,397
Tenet Healthcare Corp.*	100,177	413,731
UnitedHealth Group, Inc.	224,777	10,366,715
WellPoint, Inc.	75,326	4,917,281

		45,812,911

Health Care Technology 0.1%
Cerner Corp.*	30,360	2,080,267

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	96,554	2,925,586
Chipotle Mexican Grill, Inc.*	6,546	1,983,111
Darden Restaurants, Inc.	28,250	1,207,688
International Game Technology	62,377	906,338
Marriott International, Inc., Class A	58,950	1,605,798
McDonald’s Corp.	215,507	18,925,825
Starbucks Corp.	155,831	5,810,938
Starwood Hotels & Resorts Worldwide, Inc.	40,277	1,563,553
Wyndham Worldwide Corp.	34,255	976,610
Wynn Resorts Ltd.	16,700	1,921,836
Yum! Brands, Inc.	96,996	4,790,632

		42,617,915

Household Durables 0.3%
D.R. Horton, Inc.	57,507	519,863
Fortune Brands Inc	32,255	1,744,350
Harman International Industries, Inc.	14,793	422,784
Leggett & Platt, Inc.	29,239	578,640
Lennar Corp., Class A	34,024	460,685
Newell Rubbermaid, Inc.	60,834	722,100
Pulte Group, Inc.*	69,906	276,129
Whirlpool Corp.	15,946	795,865

		5,520,416

Household Products 2.4%
Clorox Co.	27,503	1,824,274
Colgate-Palmolive Co.	101,613	9,011,041
Kimberly-Clark Corp.	81,832	5,810,890
Procter & Gamble Co. (The)	573,948	36,262,035

		52,908,240

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	137,218	1,339,248
Constellation Energy Group, Inc.	42,037	1,599,928
NRG Energy, Inc.*	50,364	1,068,220

		4,007,396

Industrial Conglomerates 2.5%
3M Co.	148,201	10,639,350
Danaher Corp.	118,842	4,984,234
General Electric Co.	2,214,172	33,743,981
Tyco International Ltd.	96,983	3,952,057

		53,319,622

Information Technology Services 4.0%
Accenture PLC, Class A	134,597	7,090,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Automatic Data Processing, Inc.	102,272	$4,822,125
Cognizant Technology Solutions Corp., Class A*	63,419	3,976,371
Computer Sciences Corp.	32,364	868,973
Fidelity National Information Services, Inc.	51,727	1,258,001
Fiserv, Inc.*	29,674	1,506,549
International Business Machines Corp.	249,459	43,662,809
MasterCard, Inc., Class A	22,293	7,070,448
Paychex, Inc.	67,296	1,774,596
SAIC, Inc.*	57,089	674,221
Teradata Corp.*	35,144	1,881,258
Total System Services, Inc.	34,171	578,515
Visa, Inc., Class A	106,843	9,158,582
Western Union Co. (The)	131,076	2,004,152

		86,327,170

Insurance 3.5%
ACE Ltd.	70,585	4,277,451
Aflac, Inc.	97,563	3,409,827
Allstate Corp. (The)	107,884	2,555,772
American International Group, Inc.*	91,214	2,002,147
Aon Corp.	68,225	2,864,085
Assurant, Inc.	19,747	706,943
Berkshire Hathaway, Inc., Class B*	367,334	26,095,407
Chubb Corp.	59,714	3,582,243
Cincinnati Financial Corp.	34,055	896,668
Genworth Financial, Inc., Class A*	103,063	591,582
Hartford Financial Services Group, Inc.	93,005	1,501,101
Lincoln National Corp.	64,126	1,002,289
Loews Corp.	64,977	2,244,955
Marsh & McLennan Cos., Inc.	113,120	3,002,205
MetLife, Inc.	220,869	6,186,541
Principal Financial Group, Inc.	65,453	1,483,819
Progressive Corp. (The)	133,377	2,368,776
Prudential Financial, Inc.	101,503	4,756,431
Torchmark Corp.	22,170	772,846
Travelers Cos., Inc. (The)	87,454	4,261,633
Unum Group	63,687	1,334,880
XL Group PLC	68,546	1,288,665

		77,186,266

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	75,853	16,401,694
Expedia, Inc.	40,652	1,046,789
Netflix, Inc.*(a)	10,969	1,241,252
priceline.com, Inc.*	10,395	4,672,137

		23,361,872

Internet Software & Services 1.8%
Akamai Technologies, Inc.*	38,198	759,376
eBay, Inc.*	239,567	7,064,831
Google, Inc., Class A*	52,607	27,059,989
Monster Worldwide, Inc.*	25,919	186,098
VeriSign, Inc.	34,992	1,001,121
Yahoo!, Inc.*	263,692	3,470,187

		39,541,602

Leisure Equipment & Products 0.1%
Hasbro, Inc.	25,416	828,816
Mattel, Inc.	71,675	1,855,666

		2,684,482

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	72,507	2,265,844
Life Technologies Corp.*	37,679	1,448,004
PerkinElmer, Inc.	23,861	458,370
Thermo Fisher Scientific, Inc.*	79,754	4,038,742
Waters Corp.*	19,075	1,439,972

		9,650,932

Machinery 1.8%
Caterpillar, Inc.	134,943	9,964,191
Cummins, Inc.	40,663	3,320,541
Deere & Co.	86,452	5,582,206
Dover Corp.	38,844	1,810,130
Eaton Corp.	71,233	2,528,771
Flowserve Corp.	11,635	860,990
Illinois Tool Works, Inc.	102,633	4,269,533
Ingersoll-Rand PLC	69,116	1,941,468
Joy Global, Inc.	21,944	1,368,867
PACCAR, Inc.	76,332	2,581,548
Pall Corp.	24,283	1,029,599
Parker Hannifin Corp.	32,380	2,044,149
Snap-on, Inc.	12,234	543,190
Stanley Black & Decker, Inc.	35,155	1,726,111

		39,571,294

Media 3.0%
Cablevision Systems Corp., Class A	47,085	740,647
CBS Corp. Non-Voting, Class B	139,897	2,851,101
Comcast Corp., Class A	574,210	12,000,989
DIRECTV Group, Inc. (The), Class A*	154,201	6,514,992
Discovery Communications, Inc., Class A*	57,158	2,150,284
Gannett Co., Inc.	50,793	484,057
Interpublic Group of Cos., Inc. (The)	99,980	719,856
McGraw-Hill Cos., Inc. (The)	62,922	2,579,802
News Corp., Class A	477,338	7,384,419
Omnicom Group, Inc.	58,361	2,150,019
Scripps Networks Interactive, Inc., Class A	20,595	765,516
Time Warner Cable, Inc.	67,916	4,256,296
Time Warner, Inc.	218,215	6,539,904
Viacom, Inc., Class B	120,008	4,649,110
Walt Disney Co. (The)	387,664	11,691,946
Washington Post Co. (The), Class B(a)	1,055	344,953

		65,823,891

Metals & Mining 0.9%
AK Steel Holding Corp.(a)	22,085	144,436
Alcoa, Inc.	222,226	2,126,703
Allegheny Technologies, Inc.	22,197	821,067
Cliffs Natural Resources, Inc.	30,489	1,560,122
Freeport-McMoRan Copper & Gold, Inc.	197,976	6,028,369
Newmont Mining Corp.	103,215	6,492,223
Nucor Corp.	66,092	2,091,151
Titanium Metals Corp.	18,059	270,524
United States Steel Corp.(a)	30,080	662,061

		20,196,656

Multiline Retail 0.8%
Big Lots, Inc.*	14,155	493,019

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Multiline Retail (continued)
Family Dollar Stores, Inc.	25,020	$1,272,517
J.C. Penney Co., Inc.(a)	30,152	807,471
Kohl’s Corp.	58,702	2,882,268
Macy’s, Inc.	89,193	2,347,560
Nordstrom, Inc.	34,183	1,561,479
Sears Holdings Corp.*(a)	8,277	476,093
Target Corp.	141,030	6,916,111

		16,756,518

Multi-Utilities 1.5%
Ameren Corp.	50,459	1,502,164
CenterPoint Energy, Inc.	88,921	1,744,630
CMS Energy Corp.	52,562	1,040,202
Consolidated Edison, Inc.	61,166	3,487,685
Dominion Resources, Inc.	118,885	6,035,792
DTE Energy Co.	35,357	1,733,200
Integrys Energy Group, Inc.	16,263	790,707
NiSource, Inc.	58,586	1,252,569
PG&E Corp.	84,007	3,554,336
Public Service Enterprise Group, Inc.	105,656	3,525,741
SCANA Corp.	23,970	969,587
Sempra Energy	50,026	2,576,339
TECO Energy, Inc.	45,024	771,261
Wisconsin Energy Corp.	48,804	1,527,077
Xcel Energy, Inc.	101,190	2,498,381

		33,009,671

Office Electronics 0.1%
Xerox Corp.	293,074	2,042,726

Oil, Gas & Consumable Fuels 9.7%
Alpha Natural Resources, Inc.*	47,264	836,100
Anadarko Petroleum Corp.	103,974	6,555,561
Apache Corp.	80,188	6,434,285
Cabot Oil & Gas Corp.	21,816	1,350,629
Chesapeake Energy Corp.	138,015	3,526,283
Chevron Corp.	418,379	38,708,425
ConocoPhillips	286,790	18,159,543
CONSOL Energy, Inc.	47,346	1,606,450
Denbury Resources, Inc.*	83,991	965,897
Devon Energy Corp.	86,988	4,822,615
El Paso Corp.	160,856	2,811,763
EOG Resources, Inc.	56,104	3,983,945
EQT Corp.	31,209	1,665,312
Exxon Mobil Corp.	1,015,596	73,762,737
Hess Corp.	63,175	3,314,160
Marathon Oil Corp.	149,115	3,217,902
Marathon Petroleum Corp.	74,445	2,014,482
Murphy Oil Corp.	40,408	1,784,417
Newfield Exploration Co.*	27,621	1,096,277
Noble Energy, Inc.	36,862	2,609,830
Occidental Petroleum Corp.	169,765	12,138,198
Peabody Energy Corp.	56,553	1,916,016
Pioneer Natural Resources Co.	24,385	1,603,801
QEP Resources, Inc.	36,930	999,695
Range Resources Corp.	33,632	1,966,127
Southwestern Energy Co.*	72,671	2,422,124
Spectra Energy Corp.	135,806	3,331,321
Sunoco, Inc.	24,778	768,366
Tesoro Corp.*	30,174	587,488
Valero Energy Corp.	119,475	2,124,265
Williams Cos., Inc. (The)	122,985	2,993,455

		210,077,469

Paper & Forest Products 0.1%
International Paper Co.	91,277	2,122,190
MeadWestvaco Corp.	35,629	875,048

		2,997,238

Personal Products 0.2%
Avon Products, Inc.	89,935	1,762,726
Estee Lauder Cos., Inc. (The), Class A	23,614	2,074,254

		3,836,980

Pharmaceuticals 6.1%
Abbott Laboratories(b)	325,128	16,627,046
Allergan, Inc.	64,227	5,291,020
Bristol-Myers Squibb Co.	356,262	11,179,502
Eli Lilly & Co.	212,785	7,866,662
Forest Laboratories, Inc.*	57,507	1,770,641
Hospira, Inc.*	34,321	1,269,877
Johnson & Johnson	572,399	36,467,540
Merck & Co., Inc.	643,502	21,048,950
Mylan, Inc.*	88,584	1,505,928
Pfizer, Inc.	1,629,683	28,812,795
Watson Pharmaceuticals, Inc.*	26,269	1,792,859

		133,632,820

Professional Services 0.1%
Dun & Bradstreet Corp.	10,351	634,102
Equifax, Inc.	25,662	788,850
Robert Half International, Inc.	30,043	637,513

		2,060,465

Real Estate Investment Trusts (REITs) 1.7%
Apartment Investment & Management Co., Class A	25,206	557,557
AvalonBay Communities, Inc.	19,639	2,239,828
Boston Properties, Inc.	30,679	2,733,499
Equity Residential	61,919	3,211,739
HCP, Inc.	85,035	2,981,327
Health Care REIT, Inc.	37,053	1,734,080
Host Hotels & Resorts, Inc.	147,443	1,613,026
Kimco Realty Corp.	84,971	1,277,114
Plum Creek Timber Co., Inc.	33,818	1,173,823
Prologis, Inc.	95,852	2,324,411
Public Storage	29,583	3,294,067
Simon Property Group, Inc.	61,321	6,744,084
Ventas, Inc.	60,129	2,970,373
Vornado Realty Trust	38,516	2,874,064
Weyerhaeuser Co.	112,479	1,749,048

		37,478,040

Real Estate Management & Development 0.0%†
CB Richard Ellis Group, Inc., Class A*	67,862	913,423

Road & Rail 0.8%
CSX Corp.	228,751	4,270,781
Norfolk Southern Corp.	72,634	4,432,127
Ryder System, Inc.	10,807	405,370
Union Pacific Corp.	101,946	8,325,930

		17,434,208

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	121,200	615,696
Altera Corp.	67,660	2,133,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	62,528	$1,954,000
Applied Materials, Inc.	275,149	2,847,792
Broadcom Corp., Class A*	100,558	3,347,576
First Solar, Inc.*(a)	12,250	774,323
Intel Corp.	1,096,808	23,394,915
KLA-Tencor Corp.	34,868	1,334,747
Linear Technology Corp.	47,585	1,315,725
LSI Corp.*	120,898	626,252
MEMC Electronic Materials, Inc.*	46,768	245,064
Microchip Technology, Inc.(a)	39,794	1,237,991
Micron Technology, Inc.*	209,611	1,056,439
Novellus Systems, Inc.*	15,030	409,718
NVIDIA Corp.*	126,061	1,575,762
Teradyne, Inc.*	39,282	432,495
Texas Instruments, Inc.	241,303	6,430,725
Xilinx, Inc.	55,365	1,519,216

		51,251,756

Software 3.8%
Adobe Systems, Inc.*	103,135	2,492,773
Autodesk, Inc.*	47,776	1,327,217
BMC Software, Inc.*	36,648	1,413,147
CA, Inc.	79,036	1,534,089
Citrix Systems, Inc.*	39,319	2,144,065
Compuware Corp.*	44,669	342,165
Electronic Arts, Inc.*	69,799	1,427,390
Intuit, Inc.*	63,487	3,011,823
Microsoft Corp.	1,557,532	38,766,971
Oracle Corp.	825,290	23,718,835
Red Hat, Inc.*	40,305	1,703,289
Salesforce.com, Inc.*	28,299	3,234,010
Symantec Corp.*	156,571	2,552,107

		83,667,881

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	18,160	1,117,930
AutoNation, Inc.*(a)	10,731	351,762
AutoZone, Inc.*	6,075	1,939,079
Bed Bath & Beyond, Inc.*	51,100	2,928,541
Best Buy Co., Inc.	63,079	1,469,741
CarMax, Inc.*	47,238	1,126,626
GameStop Corp., Class A*(a)	28,941	668,537
Gap, Inc. (The)	72,527	1,177,839
Home Depot, Inc.	326,733	10,739,714
Limited Brands, Inc.	51,706	1,991,198
Lowe’s Cos., Inc.	263,270	5,091,642
O’Reilly Automotive, Inc.*	28,422	1,893,758
Ross Stores, Inc.	24,139	1,899,498
Staples, Inc.	148,091	1,969,610
Tiffany & Co.	26,577	1,616,413
TJX Cos., Inc.	79,569	4,413,692
Urban Outfitters, Inc.*	24,729	551,951

		40,947,531

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	60,361	3,128,511
NIKE, Inc., Class B	79,340	6,784,363
Ralph Lauren Corp.	13,516	1,753,025
VF Corp.	18,100	2,199,512

		13,865,411

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	110,491	625,379
People’s United Financial, Inc.	78,591	895,937

		1,521,316

Tobacco 1.9%
Altria Group, Inc.	432,618	11,598,489
Lorillard, Inc.	28,911	3,200,448
Philip Morris International, Inc.	366,891	22,886,660
Reynolds American, Inc.	70,604	2,646,238

		40,331,835

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	61,627	2,050,946
W.W. Grainger, Inc.	12,698	1,898,859

		3,949,805

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A*	82,655	4,446,839
MetroPCS Communications, Inc.*	61,301	533,932
Sprint Nextel Corp.*	625,276	1,900,839

		6,881,610

Total Common Stocks (cost $2,476,893,033)		2,152,130,491

Mutual Fund 2.8%

	Shares	Market Value
Money Market Fund 2.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (c)	61,288,476	$61,288,476

Total Mutual Fund (cost $61,288,476)		61,288,476

Repurchase Agreement 0.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $10,136,212, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value $10,338,896. (d)	$10,136,170	$10,136,170

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

Repurchase Agreement (continued)

	Principal Amount	Market Value
Total Repurchase Agreement (cost $10,136,170)		$10,136,170

Total Investments (cost $2,548,317,679) (e) — 102.2%		2,223,555,137
Liabilities in excess of other assets — (2.2%)		(48,281,892)

NET ASSETS — 100.0%		$2,175,273,245

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $9,606,038.
(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of September 30, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011, was $10,136,170.
(e)	At September 30, 2011, the tax basis cost of the Fund’s investments was $2,595,095,343, tax unrealized appreciation and depreciation were $210,194,326 and $(581,734,532), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

At September 30, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
438	E-Mini S&P 500	12/16/11	$24,659,400	$(1,377,811)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,152,130,491	$—	$—	$2,152,130,491
Mutual Fund	61,288,476	—	—	61,288,476
Repurchase Agreement	—	10,136,170	—	10,136,170

Total Assets	$2,213,418,967	$10,136,170	$—	$2,223,555,137

Liabilities:
Futures Contracts	(1,377,811)	—	—	(1,377,811)

Total Liabilities	$(1,377,811)	$—	$—	$(1,377,811)

Total	$2,212,041,156	$10,136,170	$—	$2,222,177,326

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed-income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Liabilities:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(1,377,811)

Total		$(1,377,811)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Security 0.0%†

	Principal Amount	Market Value

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.54%, 09/25/25(a)	$319,709	$318,824

Total Asset-Backed Security (cost $313,031)		318,824

Collateralized Mortgage Obligations 11.3%

	Principal Amount	Market Value
Ameritech Capital Funding Corp., 9.10%, 06/01/16	$8,723,200	$10,362,263
Fannie Mae REMICS, Series 2010-135, Class FP, 0.63%, 12/25/40(a)	13,978,183	13,934,975
Freddie Mac REMICS Series 3640, Class EL, 4.00%, 03/15/20	3,617,724	3,790,652
Series 3728, Class EA, 3.50%, 09/15/20	4,284,104	4,471,124
Series 3563, Class BA, 4.00%, 06/15/22	2,047,626	2,112,621
Series 3609, Class JA, 4.00%, 06/15/23	12,511,884	13,075,046
Series 3614, Class QA, 4.00%, 05/15/24	16,454,413	17,355,329
Series 3827, Class UA, 3.50%, 03/15/26	29,393,822	30,314,342
Series 3616, Class PA, 4.50%, 11/15/39	3,205,307	3,447,039
Government National Mortgage Association Series 2009-22, Class AG, 4.00%, 10/16/32	3,592,977	3,751,691
Series 2010-29, Class BA, 4.50%, 04/20/36	3,080,492	3,279,772
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33(b)	1,014,260	1,019,386
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	5,045,983	5,197,014

Total Collateralized Mortgage Obligations (cost $111,351,526)		112,111,254

Commercial Mortgage Backed Securities 9.9%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.37%, 09/10/47(a)	$10,015,000	$11,014,347
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.19%, 05/11/39(a)	4,225,000	4,439,148
Series 2004-T16, Class A6, 4.75%, 02/13/46(a)	9,735,000	10,369,917
Series 2005-T18, Class A3, 4.77%, 02/13/42(a)	175,000	174,965
Series 2005-T18, Class A4, 4.93%, 02/13/42(a)	4,000,000	4,314,384
Series 2006-PW12, Class A4, 5.90%, 09/11/38(a)	1,730,000	1,899,362
Series 2006-T22, Class AAB, 5.70%, 04/12/38(a)	455,815	474,514
Series 2007-T28, Class A2, 5.59%, 09/11/42	900,000	916,560
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(c)	4,939,632	5,067,228
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.58%, 06/10/48	600,000	615,263
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38(a)	9,217,000	9,796,795
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	8,593,791	8,745,102
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(a)	860,985	903,834
Series 2006-LDP7, Class ASB, 6.07%, 04/15/45(a)	1,959,443	2,068,590
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A3, 5.35%, 06/15/29(a)	457,072	463,812
Series 2004-C6, Class A4, 4.58%, 08/15/29	20,204	20,214
Series 2005-C2, Class A3, 4.91%, 04/15/30	280,910	281,724
Series 2005-C3, Class A3, 4.65%, 07/15/30	1,919,323	1,929,565
Series 2007-C6, Class A2, 5.85%, 07/15/40	720,504	733,651
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4 4.75%, 06/12/43(a)	10,026,000	10,762,229
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40(a)	7,015,000	7,441,779
Series 2004-T13, Class A4, 4.66%, 09/13/45	1,000,000	1,049,140
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	725,000	780,629
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	783,126	788,685
Series 2005-T19, Class A3, 4.83%, 06/12/47	251,124	250,953
Series 2005-T19, Class AAB, 4.85%, 06/12/47	127,559	131,854
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	3,270,000	3,340,014
Series 2008-T29, Class A3, 6.46%, 01/11/43(a)	137,000	146,051
Series 2011-C1, Class A2, 3.88%, 09/15/47(c)	5,000,000	5,160,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Short Term Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Morgan Stanley Dean Witter Capital I Series 2001-TOP5, Class A4, 6.39%, 10/15/35	43,728	43,725
Series 2003-TOP9, Class A2, 4.74%, 11/13/36	3,406,126	3,494,614

Total Commercial Mortgage Backed Securities (cost $98,383,958)		97,619,278

Corporate Bonds 52.5%

	Principal Amount	Market Value
Automobiles 1.8%
Daimler Finance North America LLC, 1.54%, 09/13/13(a)(c)	$10,000,000	$10,001,280
Harley-Davidson Financial Services, Inc., 3.88%, 03/15/16(c)	8,000,000	8,232,648

		18,233,928

Beverages 0.1%
SABMiller PLC, 5.70%, 01/15/14(c)	750,000	814,300

Capital Markets 0.9%
Morgan Stanley 4.75%, 04/01/14	8,000,000	7,602,552
3.80%, 04/29/16	1,000,000	921,930

		8,524,482

Chemicals 1.1%
Cytec Industries, Inc., 6.00%, 10/01/15	10,000,000	11,081,010

Commercial Banks 9.6%
Branch Banking & Trust Co., 0.66%, 09/13/16(a)	10,000,000	9,235,830
Citibank NA, 1.75%, 12/28/12	10,000,000	10,173,730
CoBank, 0.95%, 06/15/22(a)(c)	4,000,000	3,585,624
Commonwealth Bank of Australia, 1.08%, 03/17/14(a)(c)	2,000,000	1,988,198
HSBC Bank PLC, 1.05%, 01/17/14(a)(c)	5,000,000	5,045,090
HSBC Bank USA NA, 4.63%, 04/01/14	8,000,000	8,191,984
ING Bank NV 1.74%, 06/09/14(a)(c)	5,000,000	4,914,890
5.13%, 05/01/15(c)	6,495,000	6,544,641
JPMorgan Chase Bank NA, 0.67%, 06/13/16(a)	5,000,000	4,587,545
National City Bank, 0.70%, 12/15/16(a)	10,432,000	9,620,766
Nordea Bank AB, 2.13%, 01/14/14(c)	7,000,000	6,947,087
Standard Chartered PLC 3.85%, 04/27/15(c)	7,000,000	7,170,751
3.20%, 05/12/16(c)	4,000,000	3,966,428
SunTrust Bank, 0.60%, 08/24/15(a)	5,000,000	4,563,790
Svenska Handelsbanken AB, 2.88%, 09/14/12(c)	2,750,000	2,792,600
Wachovia Corp., 0.59%, 10/28/15(a)	5,000,000	4,543,965
Wells Fargo Capital XIII, 7.70%, 03/26/13(d)	1,000,000	1,000,000

		94,872,919

Computers & Peripherals 1.0%
Hewlett-Packard Co., 2.35%, 03/15/15	10,000,000	10,030,280

Consumer Finance 2.0%
American Honda Finance Corp. 6.70%, 10/01/13(c)	1,000,000	1,097,296
2.50%, 09/21/15(c)	4,200,000	4,246,250
2.60%, 09/20/16(c)	7,000,000	7,029,806
Toyota Motor Credit Corp., 3.20%, 06/17/15	7,035,000	7,381,256

		19,754,608

Diversified Financial Services 9.3%
Bank of America Corp. 7.13%, 10/15/11	2,000,000	2,002,336
4.75%, 08/15/13	6,000,000	5,974,986
Bear Stearns Cos LLC (The), 6.95%, 08/10/12	867,000	909,630
Citigroup Funding, Inc. 2.13%, 07/12/12	13,000,000	13,191,529
2.25%, 12/10/12	10,000,000	10,218,360
Citigroup, Inc. 2.13%, 04/30/12	18,000,000	18,198,900
6.50%, 08/19/13	3,000,000	3,156,888
6.00%, 12/13/13	6,000,000	6,302,214
ERAC USA Finance LLC, 2.25%, 01/10/14(c)	7,000,000	7,039,375
General Electric Capital Corp. 3.50%, 08/13/12	2,000,000	2,044,156
2.80%, 01/08/13	4,000,000	4,068,856
Harley-Davidson Funding Corp., 5.75%, 12/15/14(c)	3,385,000	3,691,420
JPMorgan Chase & Co. 5.38%, 10/01/12	2,000,000	2,081,210
5.25%, 05/01/15	3,000,000	3,178,086
USAA Capital Corp., 1.05%, 09/30/14(c)	10,000,000	9,965,430

		92,023,376

Diversified Telecommunication Services 0.4%
Verizon New England, Inc., Series C, 4.75%, 10/01/13	3,495,000	3,698,783

Electric Utilities 1.6%
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	6,968,528
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,108,815
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(c)	7,000,000	7,351,267

		15,428,610

Energy Equipment & Services 0.8%
Ensco PLC, 3.25%, 03/15/16	8,000,000	8,123,232

Food & Staples Retailing 0.7%
Safeway, Inc., 6.25%, 03/15/14	6,525,000	7,262,084

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Short Term Bond Fund

Gas Utilities 0.8%
Sempra Energy, 1.11%, 03/15/14(a)	8,000,000	8,014,344

Health Care Equipment & Supplies 0.2%
Covidien International Finance SA, 5.45%, 10/15/12	1,800,000	1,885,012

Health Care Providers & Services 2.8%
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,097,090
Medco Health Solutions, Inc., 7.25%, 08/15/13	9,000,000	9,849,294
Quest Diagnostics, Inc., 1.21%, 03/24/14(a)	8,000,000	8,043,728

		27,990,112

Industrial Conglomerates 0.9%
Tyco Electronics Group SA, 5.95%, 01/15/14	5,065,000	5,464,786
Tyco International Finance SA, 6.00%, 11/15/13	2,750,000	3,010,744

		8,475,530

Insurance 2.4%
Berkshire Hathaway, Inc., Series FRN, 0.99%, 08/15/14(a)	10,000,000	10,013,160
MetLife, Inc. 5.00%, 06/15/15	2,000,000	2,191,038
6.75%, 06/01/16	2,000,000	2,300,250
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	784,852
Prudential Financial, Inc. 3.63%, 09/17/12	2,750,000	2,796,104
5.15%, 01/15/13	5,000,000	5,187,305

		23,272,709

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc., 5.00%, 06/01/15	8,000,000	8,872,216

Media 0.9%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	547,000	600,994
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,903,860
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	852,427

		9,357,281

Metals & Mining 3.7%
Anglo American Capital PLC, 9.38%, 04/08/14(c)	8,300,000	9,641,969
ArcelorMittal 9.00%, 02/15/15	3,000,000	3,298,782
3.75%, 03/01/16	5,030,000	4,625,100
Barrick International Barbados Corp., 5.75%, 10/15/16(c)	8,000,000	9,132,632
Kinross Gold Corp., 3.63%, 09/01/16(c)	10,000,000	9,878,760

		36,577,243

Multi-Utilities 1.6%
DTE Energy Co. 1.03%, 06/03/13(a)	10,000,000	9,981,980
7.63%, 05/15/14	5,000,000	5,716,305

		15,698,285

Office Electronics 0.8%
Xerox Corp., 1.11%, 05/16/14(a)	7,500,000	7,431,870

Oil, Gas & Consumable Fuels 0.9%
Energy Transfer Partners LP 6.00%, 07/01/13	6,000,000	6,346,044
8.50%, 04/15/14	2,000,000	2,269,274
Sunoco Logistics Partners Operations LP, 8.75%, 02/15/14	365,000	412,972

		9,028,290

Real Estate Investment Trusts (REITs) 1.1%
CommonWealth REIT, 6.40%, 02/15/15	5,000,000	5,360,915
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,325,145

		10,686,060

Road & Rail 1.1%
Federal Express Corp. 1993 Pass Through Trust Series B2, 7.63%, 01/01/15	4,366,061	4,689,270
Series A2, 8.76%, 05/22/15	3,979,584	4,337,747
Series C2, 7.96%, 03/28/17	1,448,255	1,622,046

		10,649,063

Thrifts & Mortgage Finance 2.9%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	5,072,905
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	8,670,474
U.S. Central Federal Credit Union, 1.90%, 10/19/12	15,000,000	15,260,745

		29,004,124

Tobacco 2.1%
Lorillard Tobacco Co., 3.50%, 08/04/16	7,700,000	7,710,610
Reynolds American, Inc. 7.25%, 06/01/13	8,000,000	8,727,880
7.30%, 07/15/15	814,000	946,049
7.63%, 06/01/16	3,000,000	3,591,597

		20,976,136

Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,121,523

Total Corporate Bonds (cost $519,507,558)		518,887,410

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Short Term Bond Fund

Municipal Bond 0.9%

	Principal Amount	Market Value
Illinois 0.9%
State of Illinois, Series 2011, 4.51%, 03/01/15	$8,000,000	$8,333,040

Total Municipal Bond (cost $8,000,000)		8,333,040

U.S. Government Mortgage Backed Agencies 1.5%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 747271 2.64%, 07/01/34(a)	$3,275,551	$3,464,644
Pool# 886345 6.28%, 08/01/36(a)	1,744,530	1,897,286
Pool# 893776 5.95%, 09/01/36(a)	1,974,404	2,136,312
Pool# 949691 6.02%, 09/01/37(a)	1,930,802	2,093,930
Freddie Mac Non Gold Pool
Pool# 1Q0648 5.66%, 06/01/37(a)	4,030,643	4,290,167
Pool# 1B3601 3.60%, 10/01/37(a)	988,978	1,026,982

Total U.S. Government Mortgage Backed Agencies (cost $14,493,708)		14,909,321

U.S. Government Sponsored & Agency Obligations 11.3%

	Principal Amount	Market Value
Federal Home Loan Bank 1.75%, 03/08/13	$15,000,000	$15,277,470
3.13%, 12/13/13	5,000,000	5,287,985
2.38%, 03/14/14	5,000,000	5,221,775
Federal Home Loan Mortgage Corp. 0.75%, 12/28/12	13,000,000	13,068,185
2.18%, 02/19/14	15,000,000	15,584,535
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	5,008,524	5,797,366
Pooled Funding Trust I 2.74%, 02/15/12(c)	31,000,000	31,278,504
Pooled Funding Trust II 2.63%, 03/30/12(c)	20,000,000	20,226,700

Total U.S. Government Sponsored & Agency Obligations (cost $110,394,459)		111,742,520

U.S. Treasury Notes 5.6%

	Principal Amount	Market Value
U.S. Treasury Notes 0.38%, 09/30/12	$35,000,000	$35,068,355
1.38%, 09/15/12	5,000,000	5,056,055
1.75%, 11/15/11	15,000,000	15,029,880

Total U.S. Treasury Notes (cost $54,977,381)		55,154,290

Yankee Dollars 4.7%

	Principal Amount	Market Value
Commercial Banks 0.5%
Svenska Handelsbanken AB, 3.13%, 07/12/16	$5,000,000	$5,027,880

Energy Equipment & Services 1.7%
Noble Holding International Ltd., 3.45%, 08/01/15	4,000,000	4,205,088
Weatherford International Ltd. 5.15%, 03/15/13	4,000,000	4,192,592
4.95%, 10/15/13	1,000,000	1,057,854
5.50%, 02/15/16	7,000,000	7,624,022

		17,079,556

Metals & Mining 2.1%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,689,705
Xstrata Canada Corp. 7.35%, 06/05/12	5,476,000	5,683,529
7.25%, 07/15/12	1,000,000	1,043,216
6.00%, 10/15/15	3,650,000	4,019,092

		20,435,542

Pharmaceuticals 0.4%
Teva Pharmaceutical Finance III BV, 0.85%, 03/21/14(a)	4,300,000	4,296,293

Total Yankee Dollars (cost $46,608,136)		46,839,271

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Short Term Bond Fund

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16%(e)	21,687,887	$21,687,887

Total Mutual Fund (cost $21,687,887)		21,687,887

Total Investments (cost $985,717,644) (f) — 99.9%		987,603,095
Other assets in excess of liabilities — 0.1%		1,194,661

NET ASSETS — 100.0%		$988,797,756

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2011.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $192,810,804 which represents 19.50% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2011. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of September 30, 2011.
(f)	At September 30, 2011, the tax basis cost of the Fund’s investments was $985,717,644, tax unrealized appreciation and depreciation were $7,477,907 and $(5,592,456), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$318,824	$—	$318,824
Collateralized Mortgage Obligations	—	112,111,254	—	112,111,254
Commercial Mortgage Backed Securities	—	97,619,278	—	97,619,278
Corporate Bonds	—	518,887,410	—	518,887,410
Municipal Bond	—	8,333,040	—	8,333,040
Mutual Fund	21,687,887	—	—	21,687,887
U.S. Government Mortgage Backed Agencies	—	14,909,321	—	14,909,321
U.S. Government Sponsored & Agency Obligations	—	111,742,520	—	111,742,520
U.S. Treasury Notes	—	55,154,290	—	55,154,290
Yankee Dollars	—	46,839,271	—	46,839,271

Total	$21,687,887	$965,915,208	$—	$987,603,095

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.4%

	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp.	15,527	$258,835
Aerovironment, Inc.*	6,600	185,790
American Science & Engineering, Inc.	3,550	216,727
Astronics Corp.*	3,992	112,774
Ceradyne, Inc.*	9,652	259,542
Cubic Corp.	6,144	240,046
Curtiss-Wright Corp.	18,071	520,987
DigitalGlobe, Inc.*	13,706	266,308
Ducommun, Inc.	4,059	60,804
Esterline Technologies Corp.*	11,889	616,326
GenCorp, Inc.*	22,976	103,162
GeoEye, Inc.*	8,596	243,697
HEICO Corp.(a)	16,226	798,968
Hexcel Corp.*	38,144	845,271
Keyw Holding Corp. (The)*(a)	7,149	50,829
Kratos Defense & Security Solutions, Inc.*	12,925	86,856
LMI Aerospace, Inc.*	3,531	60,239
Moog, Inc., Class A*	17,672	576,461
National Presto Industries, Inc.(a)	1,876	163,043
Orbital Sciences Corp.*	22,852	292,506
Taser International, Inc.*	23,663	101,987
Teledyne Technologies, Inc.*	14,315	699,431
Triumph Group, Inc.	14,654	714,236

		7,474,825

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	20,913	90,553
Atlas Air Worldwide Holdings, Inc.*	10,192	339,292
Forward Air Corp.	11,385	289,748
HUB Group, Inc., Class A*	14,298	404,204
Pacer International, Inc.*	13,402	50,258
Park-Ohio Holdings Corp.*	3,174	38,120

		1,212,175

Airlines 0.6%
Alaska Air Group, Inc.*	14,003	788,229
Allegiant Travel Co.*	5,770	271,940
Hawaiian Holdings, Inc.*	19,606	82,541
JetBlue Airways Corp.*	95,897	393,178
Republic Airways Holdings, Inc.*	18,784	53,159
SkyWest, Inc.	20,638	237,543
Spirit Airlines, Inc.*	6,199	77,487
US Airways Group, Inc.*	63,065	346,858

		2,250,935

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	26,154	199,555
Amerigon, Inc.*	8,674	110,420
Cooper Tire & Rubber Co.	24,285	264,464
Dana Holding Corp.*	56,862	597,051
Dorman Products, Inc.*	4,208	139,201
Drew Industries, Inc.	7,451	148,871
Exide Technologies*	30,120	120,480
Fuel Systems Solutions, Inc.*	6,508	125,019
Modine Manufacturing Co.*	18,165	164,575
Motorcar Parts of America, Inc.*	4,598	37,841
Shiloh Industries, Inc.	1,794	16,092
Spartan Motors, Inc.	12,875	53,174
Standard Motor Products, Inc.	7,649	99,207
Stoneridge, Inc.*	10,282	53,672
Superior Industries International, Inc.	9,128	141,028
Tenneco, Inc.*	23,514	602,193
Tower International, Inc.*	2,589	26,693

		2,899,536

Automobiles 0.0%†
Winnebago Industries, Inc.*	11,392	78,833

Beverages 0.2%
Boston Beer Co., Inc., Class A*	3,206	233,076
Central European Distribution Corp.*(a)	28,463	199,525
Coca-Cola Bottling Co. Consolidated	1,767	97,998
Craft Brewers Alliance, Inc.*	4,133	23,186
Heckmann Corp.*	36,223	191,620
MGP Ingredients, Inc.	4,738	24,022
National Beverage Corp.	4,497	68,174
Primo Water Corp.*(a)	5,751	32,436

		870,037

Biotechnology 3.7%
Achillion Pharmaceuticals, Inc.*	18,515	87,391
Acorda Therapeutics, Inc.*	15,308	305,548
Affymax, Inc.*	13,864	62,111
Alkermes PLC*	37,058	565,505
Allos Therapeutics, Inc.*	30,866	56,793
Alnylam Pharmaceuticals, Inc.*	14,425	94,772
AMAG Pharmaceuticals, Inc.*	8,298	122,478
Amicus Therapeutics, Inc.*	6,314	24,246
Anacor Pharmaceuticals, Inc.*	4,377	24,949
Anthera Pharmaceuticals, Inc.*	8,262	39,410
Ardea Biosciences, Inc.*	6,565	102,545
Arena Pharmaceuticals, Inc.*(a)	57,369	83,185
ARIAD Pharmaceuticals, Inc.*	51,255	450,531
Arqule, Inc.*	20,858	105,333
Array BioPharma, Inc.*	22,459	44,020
Astex Pharmaceuticals, Inc.*	21,712	41,687
Aveo Pharmaceuticals, Inc.*	12,213	187,958
AVI BioPharma, Inc.*	53,048	59,414
BioCryst Pharmaceuticals, Inc.*(a)	11,326	31,260
BioMimetic Therapeutics, Inc.*	7,841	25,875
Biosante Pharmaceuticals, Inc.*(a)	42,820	97,630
Biospecifics Technologies Corp.*	1,658	26,760
Biotime, Inc.*(a)	9,537	42,058
Cell Therapeutics, Inc.*(a)	75,663	80,203
Celldex Therapeutics, Inc.*	17,196	39,293
Cepheid, Inc.*	24,018	932,619
Chelsea Therapeutics International Ltd.*	20,920	76,358
Cleveland Biolabs, Inc.*	11,085	28,156
Codexis, Inc.*(a)	9,612	43,927
Cubist Pharmaceuticals, Inc.*	23,310	823,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Curis, Inc.*(a)	29,623	$93,609
Cytori Therapeutics, Inc.*(a)	18,939	55,870
DUSA Pharmaceuticals, Inc.*	9,412	34,824
Dyax Corp.*	38,541	48,562
Dynavax Technologies Corp.*	48,273	89,788
Emergent Biosolutions, Inc.*	9,481	146,292
Enzon Pharmaceuticals, Inc.*	14,650	103,136
Exact Sciences Corp.*	20,357	134,967
Exelixis, Inc.*	49,958	272,771
Genomic Health, Inc.*(a)	6,605	145,178
Geron Corp.*(a)	50,630	107,336
GTx, Inc.*	8,545	28,626
Halozyme Therapeutics, Inc.*	32,023	196,621
Horizon Pharma, Inc.*	877	6,130
Idenix Pharmaceuticals, Inc.*	21,445	107,011
ImmunoGen, Inc.*	29,122	319,177
Immunomedics, Inc.*(a)	25,581	81,859
Incyte Corp Ltd.*(a)	34,358	479,981
Infinity Pharmaceuticals, Inc.*	7,426	52,353
Inhibitex, Inc.*	24,746	60,875
Insmed, Inc.*(a)	9,670	49,317
InterMune, Inc.*	20,982	423,836
Ironwood Pharmaceuticals, Inc.*	19,720	212,976
Isis Pharmaceuticals, Inc.*(a)	38,920	263,878
Keryx Biopharmaceuticals, Inc.*(a)	27,026	81,078
Lexicon Pharmaceuticals, Inc.*	66,967	61,603
Ligand Pharmaceuticals, Inc., Class B*	7,648	104,625
MannKind Corp.*(a)	30,350	115,026
Maxygen, Inc.(a)	11,616	63,539
Medivation, Inc.*	12,236	207,767
Metabolix, Inc.*(a)	13,381	58,609
Micromet, Inc.*	35,769	171,691
Momenta Pharmaceuticals, Inc.*	17,990	206,885
Nabi Biopharmaceuticals*	14,287	24,002
Neurocrine Biosciences, Inc.*	19,200	114,816
Novavax, Inc.*(a)	37,599	60,534
NPS Pharmaceuticals, Inc.*	33,596	218,710
Nymox Pharmaceutical Corp.*(a)	7,453	60,966
OncoGenex Pharmaceutical, Inc.*	3,791	37,152
Oncothyreon, Inc.*(a)	16,247	97,157
Onyx Pharmaceuticals, Inc.*	24,622	738,906
Opko Health, Inc.*(a)	42,514	184,086
Orexigen Therapeutics, Inc.*(a)	12,842	25,556
Osiris Therapeutics, Inc.*(a)	6,432	32,932
PDL BioPharma, Inc.	54,843	304,379
Peregrine Pharmaceuticals, Inc.*(a)	28,909	31,511
Pharmacyclics, Inc.*	17,935	212,171
PharmAthene, Inc.*(a)	14,012	24,661
Progenics Pharmaceuticals, Inc.*	11,407	65,476
Raptor Pharmaceutical Corp.*(a)	17,980	81,090
Rigel Pharmaceuticals, Inc.*	26,807	197,299
Sangamo BioSciences, Inc.*(a)	20,393	88,710
Savient Pharmaceuticals, Inc.*(a)	27,880	114,308
SciClone Pharmaceuticals, Inc.*	13,363	50,913
Seattle Genetics, Inc.*(a)	37,492	714,597
SIGA Technologies, Inc.*(a)	13,439	43,945
Spectrum Pharmaceuticals, Inc.*	20,313	154,988
Sunesis Pharmaceuticals, Inc.*(a)	11,333	13,940
Synta Pharmaceuticals Corp.*(a)	9,050	29,412
Targacept, Inc.*	10,758	161,370
Theravance, Inc.*	26,759	538,926
Trius Therapeutics, Inc.*	2,700	17,010
Vanda Pharmaceuticals, Inc.*	10,917	54,039
Vical, Inc.*	28,063	69,596
Zalicus, Inc.*	29,455	28,884
ZIOPHARM Oncology, Inc.*(a)	22,843	100,738
Zogenix, Inc.*	7,454	13,641

		13,997,541

Building Products 0.7%
A.O. Smith Corp.	14,831	475,037
AAON, Inc.(a)	7,319	115,274
Ameresco, Inc., Class A*	6,835	69,444
American Woodmark Corp.	3,621	43,850
Ameron International Corp.	3,581	304,170
Apogee Enterprises, Inc.	10,933	93,915
Builders FirstSource, Inc.*	17,695	22,473
Gibraltar Industries, Inc.*	11,787	95,710
Griffon Corp.*	18,590	152,066
Insteel Industries, Inc.	6,785	68,325
NCI Building Systems, Inc.*	7,740	58,514
Quanex Building Products Corp.	14,827	162,356
Simpson Manufacturing Co., Inc.	16,191	403,642
Trex Co., Inc.*(a)	6,089	97,607
Universal Forest Products, Inc.	7,626	183,405
USG Corp.*	28,047	188,756

		2,534,544

Capital Markets 2.1%
Apollo Investment Corp.	76,509	575,348
Arlington Asset Investment Corp., Class A	2,568	61,760
Artio Global Investors, Inc.	12,397	98,680
BGC Partners, Inc., Class A	29,780	179,573
BlackRock Kelso Capital Corp.	24,525	179,032
Calamos Asset Management, Inc., Class A	7,455	74,625
Capital Southwest Corp.	1,135	83,990
CIFC Corp.*	4,019	17,402
Cohen & Steers, Inc.(a)	7,003	201,336
Cowen Group, Inc., Class A*	26,287	71,238
Diamond Hill Investment Group, Inc.(a)	991	68,765
Duff & Phelps Corp., Class A	11,902	126,875
Edelman Financial Group, Inc.	7,880	50,905
Epoch Holding Corp.	5,771	78,312
Evercore Partners, Inc., Class A	8,278	188,738
FBR & Co.*	19,697	46,879
Fidus Investment Corp.	1,578	19,867
Fifth Street Finance Corp.(a)	28,568	266,254
Financial Engines, Inc.*	14,888	269,622
FXCM, Inc., Class A(a)	6,807	95,434
GAMCO Investors, Inc., Class A	2,640	103,990
GFI Group, Inc.	27,922	112,246
Gladstone Capital Corp.	8,395	57,590
Gladstone Investment Corp.	8,631	58,691
Gleacher & Co., Inc.*	30,785	36,634
Golub Capital BDC, Inc.	4,016	59,638
Harris & Harris Group, Inc.*	11,977	42,518
Hercules Technology Growth Capital, Inc.	17,283	147,251
HFF, Inc., Class A*	11,384	99,496
ICG Group, Inc.*	14,876	137,008
INTL. FCStone, Inc.*	5,156	107,039
Investment Technology Group, Inc.*	16,209	158,686

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
JMP Group, Inc.	5,905	$34,308
KBW, Inc.	14,197	195,777
Knight Capital Group, Inc., Class A*	39,164	476,234
Kohlberg Capital Corp.(a)	7,542	44,121
Ladenburg Thalmann Financial Services, Inc.*	41,606	64,489
Main Street Capital Corp.(a)	7,895	140,215
MCG Capital Corp.(a)	30,367	120,253
Medallion Financial Corp.	5,719	53,187
Medley Capital Corp.	4,346	43,808
MF Global Holdings Ltd.*	64,306	265,584
MVC Capital, Inc.(a)	9,414	98,565
New Mountain Finance Corp.	2,848	36,198
NGP Capital Resources Co.	8,559	55,976
Oppenheimer Holdings, Inc., Class A	4,012	64,352
PennantPark Investment Corp.	18,019	160,729
Piper Jaffray Cos.*	6,177	110,754
Prospect Capital Corp.(a)	42,588	358,165
Pzena Investment Management, Inc., Class A	2,989	9,804
Safeguard Scientifics, Inc.*	8,066	120,990
Solar Capital Ltd.	14,297	287,799
Solar Senior Capital Ltd.	3,032	43,327
Stifel Financial Corp.*	20,935	556,034
SWS Group, Inc.	11,488	53,879
THL Credit, Inc.	3,642	39,771
TICC Capital Corp.	12,728	103,988
Triangle Capital Corp.	8,738	132,992
Virtus Investment Partners, Inc.*	2,142	114,854
Walter Investment Management Corp.	10,050	230,447
Westwood Holdings Group, Inc.(a)	2,446	84,509

		7,976,531

Chemicals 2.0%
A. Schulman, Inc.	12,043	204,611
American Vanguard Corp.	8,704	97,137
Arch Chemicals, Inc.	7,687	360,674
Balchem Corp.	11,273	420,596
Calgon Carbon Corp.*	22,076	321,647
Chase Corp.	2,428	26,101
Chemtura Corp.*	37,681	377,940
Ferro Corp.*	33,863	208,257
Flotek Industries, Inc.*	19,521	91,163
FutureFuel Corp.(a)	7,246	75,358
Georgia Gulf Corp.*	13,284	183,718
H.B. Fuller Co.	19,346	352,484
Hawkins, Inc.(a)	3,367	107,205
Innophos Holdings, Inc.	8,478	338,018
Innospec, Inc.*	9,245	223,822
KMG Chemicals, Inc.	2,718	33,486
Koppers Holdings, Inc.	8,057	206,340
Kraton Performance Polymers, Inc.*	12,464	201,668
Landec Corp.*	10,081	53,631
LSB Industries, Inc.*	7,176	205,736
Minerals Technologies, Inc.	7,153	352,428
NewMarket Corp.	3,513	533,519
NL Industries, Inc.	2,617	32,791
Olin Corp.	31,095	560,021
OM Group, Inc.*	12,110	314,497
Omnova Solutions, Inc.*	17,548	62,822
PolyOne Corp.	36,496	390,872
Quaker Chemical Corp.	5,005	129,730
Senomyx, Inc.*	15,363	53,924
Sensient Technologies Corp.	19,532	635,767
Spartech Corp.*	12,017	38,454
Stepan Co.	3,157	212,087
STR Holdings, Inc.*(a)	11,856	96,152
TPC Group, Inc.*	5,156	103,533
Zep, Inc.	8,522	128,000
Zoltek Cos., Inc.*	10,838	69,688

		7,803,877

Commercial Banks 5.7%
1st Source Corp.	6,145	128,000
1st United Bancorp, Inc.*	10,916	53,816
Alliance Financial Corp.	1,943	54,501
Ameris Bancorp*	9,439	82,214
Ames National Corp.	3,395	53,064
Arrow Financial Corp.	4,219	93,873
Bancfirst Corp.	2,838	94,108
Banco Latinoamericano de Comercio Exterior SA, Class E	11,117	169,312
Bancorp Rhode Island, Inc.	1,444	61,211
Bancorp, Inc. (The)*	11,631	83,278
BancorpSouth, Inc.	32,845	288,379
Bank of Kentucky Financial Corp. (The)	2,329	47,186
Bank of Marin Bancorp(a)	2,185	72,192
Bank of the Ozarks, Inc.	11,057	231,423
Banner Corp.	6,599	84,401
Boston Private Financial Holdings, Inc.	30,548	179,622
Bridge Bancorp, Inc.(a)	2,843	52,027
Bridge Capital Holdings*(a)	3,702	37,242
Bryn Mawr Bank Corp.	4,473	74,118
Camden National Corp.	3,116	84,849
Cape Bancorp, Inc.*	4,445	31,426
Capital Bank Corp.*(a)	6,650	13,832
Capital City Bank Group, Inc.(a)	4,731	49,202
Cardinal Financial Corp.	11,624	100,199
Cascade Bancorp*(a)	2,776	16,184
Cathay General Bancorp	30,721	349,605
Center Bancorp, Inc.(a)	4,934	47,613
Center Financial Corp.*	14,245	66,809
Centerstate Banks, Inc.	12,015	62,838
Central Pacific Financial Corp.*(a)	6,254	64,541
Century Bancorp, Inc., Class A	1,350	31,347
Chemical Financial Corp.	11,134	170,462
Citizens & Northern Corp.	4,870	72,368
City Holding Co.(a)	6,119	165,152
CNB Financial Corp.	5,041	64,626
CoBiz Financial, Inc.	13,113	58,615
Columbia Banking System, Inc.	15,458	221,359
Community Bank System, Inc.(a)	14,580	330,820
Community Trust Bancorp, Inc.	5,699	132,730
CVB Financial Corp.(a)	35,146	270,273
Eagle Bancorp, Inc.*	6,730	79,212
Encore Bancshares, Inc.*	3,381	36,041
Enterprise Bancorp, Inc.(a)	2,361	29,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Enterprise Financial Services Corp.	6,346	$86,242
Financial Institutions, Inc.	5,523	78,758
First Bancorp, Inc.(a)	3,633	45,740
First Bancorp, North Carolina	6,040	60,642
First Busey Corp.	30,956	134,659
First Commonwealth Financial Corp.	41,750	154,475
First Community Bancshares, Inc.	6,386	65,137
First Connecticut Bancorp, Inc.*	6,825	77,259
First Financial Bancorp	22,932	316,462
First Financial Bankshares, Inc.	12,473	326,294
First Financial Corp.	4,534	124,730
First Interstate BancSystem, Inc.	6,294	67,409
First Merchants Corp.	10,154	71,586
First Midwest Bancorp, Inc.	29,455	215,611
First of Long Island Corp. (The)	3,152	71,424
FirstMerit Corp.	42,868	486,981
FNB Corp.	50,014	428,620
German American Bancorp, Inc.(a)	5,135	82,776
Glacier Bancorp, Inc.	28,311	265,274
Great Southern Bancorp, Inc.	4,139	69,452
Hampton Roads Bankshares, Inc.*(a)	4,173	19,613
Hancock Holding Co.	14,112	377,919
Hanmi Financial Corp.*	60,980	50,613
Heartland Financial USA, Inc.	5,369	76,132
Heritage Commerce Corp.*	8,403	32,352
Heritage Financial Corp.	6,077	67,090
Home Bancshares, Inc.	9,054	192,126
Hudson Valley Holding Corp.	5,705	99,438
IBERIABANK Corp.	11,633	547,449
Independent Bank Corp.	8,560	186,094
International Bancshares Corp.	20,852	274,204
Investors Bancorp, Inc.*	18,135	229,045
Lakeland Bancorp, Inc.	8,721	68,198
Lakeland Financial Corp.	6,582	135,984
MainSource Financial Group, Inc.	7,941	69,246
MB Financial, Inc.	21,249	312,785
Merchants Bancshares, Inc.	2,024	54,203
Metro Bancorp, Inc.*	5,589	48,345
MidSouth Bancorp, Inc.	3,175	34,131
Nara Bancorp, Inc.*	15,120	91,778
National Bankshares, Inc.(a)	2,863	69,084
National Penn Bancshares, Inc.	48,467	339,754
NBT Bancorp, Inc.	13,659	254,331
Northfield Bancorp, Inc.(a)	6,756	89,449
Old National Bancorp	37,242	347,095
OmniAmerican Bancorp, Inc.*	4,715	64,360
Oriental Financial Group, Inc.(a)	17,916	173,248
Orrstown Financial Services, Inc.	2,882	37,034
Pacific Capital Bancorp*(a)	1,786	45,579
Pacific Continental Corp.	7,414	52,565
PacWest Bancorp	12,039	167,824
Park National Corp.(a)	5,145	272,068
Park Sterling Corp.*	11,566	39,556
Penns Woods Bancorp, Inc.(a)	1,624	53,186
Peoples Bancorp, Inc.	4,220	46,420
Pinnacle Financial Partners, Inc.*	13,516	147,865
PrivateBancorp, Inc.	23,654	177,878
Prosperity Bancshares, Inc.	18,421	601,998
Renasant Corp.	10,039	127,796
Republic Bancorp, Inc., Class A	3,984	70,557
S&T Bancorp, Inc.	11,245	181,719
Sandy Spring Bancorp, Inc.	9,576	140,097
SCBT Financial Corp.	5,631	138,973
Seacoast Banking Corp. of Florida*	29,127	42,817
Sierra Bancorp	4,861	44,478
Signature Bank*	18,064	862,195
Simmons First National Corp., Class A	6,995	151,792
Southside Bancshares, Inc.	6,644	119,658
Southwest Bancorp, Inc.*	7,756	32,730
State Bancorp, Inc.	6,088	64,350
State Bank Financial Corp.*	12,535	158,192
StellarOne Corp.	9,165	91,192
Sterling Bancorp	12,612	91,563
Sterling Financial Corp.*	10,704	132,516
Suffolk Bancorp	4,027	33,505
Sun Bancorp, Inc.*	15,397	40,802
Susquehanna Bancshares, Inc.	50,570	276,618
SVB Financial Group*	16,774	620,638
SY Bancorp, Inc.	4,961	92,374
Taylor Capital Group, Inc.*(a)	4,453	28,588
Texas Capital Bancshares, Inc.*	14,625	334,181
Tompkins Financial Corp.	3,358	120,149
Tower Bancorp, Inc.	4,242	88,828
TowneBank(a)	9,730	110,630
Trico Bancshares	5,737	70,393
Trustmark Corp.	25,356	460,211
UMB Financial Corp.	12,667	406,357
Umpqua Holdings Corp.	44,891	394,592
Union First Market Bankshares Corp.	8,126	87,111
United Bankshares, Inc.(a)	11,178	224,566
United Community Banks, Inc.*(a)	16,509	140,161
Univest Corp. of Pennsylvania	6,821	90,924
Virginia Commerce Bancorp, Inc.*	9,411	55,243
Washington Banking Co.(a)	5,956	57,952
Washington Trust Bancorp, Inc.	5,782	114,368
Webster Financial Corp.	28,180	431,154
WesBanco, Inc.	9,282	160,671
West Bancorp, Inc.(a)	6,228	52,813
West Coast Bancorp*	7,526	105,364
Westamerica Bancorp	11,454	438,917
Western Alliance Bancorp*	27,609	151,297
Wilshire Bancorp, Inc.*	24,714	67,716
Wintrust Financial Corp.	13,690	353,339

		21,724,838

Commercial Services & Supplies 2.6%
A.T. Cross Co., Class A*	3,678	41,488
ABM Industries, Inc.	20,545	391,588
ACCO Brands Corp.*	21,572	102,898
American Reprographics Co.*	14,481	48,656
APAC Customer Services, Inc.*	12,285	104,668
Brink’s Co. (The)	18,122	422,424
Casella Waste Systems, Inc., Class A*	9,772	51,401
Cenveo, Inc.*	21,709	65,344
Clean Harbors, Inc.*	18,271	937,302
CompX International, Inc.	156	1,981

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Consolidated Graphics, Inc.*	3,502	$127,928
Courier Corp.	3,859	25,238
Deluxe Corp.	20,010	372,186
EnergySolutions, Inc.*	31,115	109,836
EnerNOC, Inc.*(a)	9,111	81,999
Ennis, Inc.	10,126	132,246
Fuel Tech, Inc.*	7,111	41,386
G&K Services, Inc., Class A	7,276	185,829
Geo Group, Inc. (The)*	25,212	467,935
Healthcare Services Group, Inc.	25,820	416,735
Heritage-Crystal Clean, Inc.*	1,821	33,069
Herman Miller, Inc.	22,247	397,331
Higher One Holdings, Inc.*(a)	11,958	194,557
HNI Corp.	17,383	332,537
Innerworkings, Inc.*	10,003	78,424
Interface, Inc., Class A	20,434	242,347
Intersections, Inc.	3,563	45,785
Kimball International, Inc., Class B	11,846	57,572
Knoll, Inc.	18,726	256,546
M&F Worldwide Corp.*	4,081	100,474
McGrath Rentcorp	9,484	225,624
Metalico, Inc.*	15,447	60,243
Mine Safety Appliances Co.	10,574	285,075
Mobile Mini, Inc.*	14,357	236,029
Multi-Color Corp.	4,410	99,622
Quad Graphics, Inc.	9,849	177,971
Rollins, Inc.	24,787	463,765
Schawk, Inc.	4,553	44,938
Standard Parking Corp.*	6,076	95,029
Steelcase, Inc., Class A	31,101	196,247
Swisher Hygiene, Inc.*(a)	33,072	133,942
SYKES Enterprises, Inc.*	16,183	241,936
Team, Inc.*	7,570	158,819
Tetra Tech, Inc.*	24,233	454,126
TMS International Corp., Class A*	5,029	36,611
TRC Cos., Inc.*	7,214	21,714
UniFirst Corp.	5,477	248,053
United Stationers, Inc.	17,877	487,148
US Ecology, Inc.	7,161	110,781
Viad Corp.	7,923	134,533
WCA Waste Corp.*	6,368	27,000

		9,806,916

Communications Equipment 2.2%
ADTRAN, Inc.	25,166	665,892
Anaren, Inc.*	5,865	112,315
Arris Group, Inc.*	48,064	495,059
Aruba Networks, Inc.*	33,196	694,128
Aviat Networks, Inc.*	23,705	55,707
Bel Fuse, Inc., Class B	4,059	63,280
BigBand Networks, Inc.*	17,974	23,007
Black Box Corp.	7,007	149,599
Blue Coat Systems, Inc.*	16,882	234,322
Calix, Inc.*	14,731	114,902
Communications Systems, Inc.	2,531	32,903
Comtech Telecommunications Corp.	10,333	290,254
DG FastChannel, Inc.*	10,702	181,399
Dialogic, Inc.*(a)	5,546	10,260
Digi International, Inc.*	9,892	108,812
EMCORE Corp.*(a)	34,529	34,184
Emulex Corp.*	34,442	220,429
Extreme Networks*(a)	36,002	95,405
Finisar Corp.*	34,843	611,146
Globecomm Systems, Inc.*	8,702	117,564
Harmonic, Inc.*	44,871	191,150
Infinera Corp.*	40,534	312,922
InterDigital, Inc.	17,655	822,370
Ixia*	15,099	115,809
KVH Industries, Inc.*	5,756	45,530
Loral Space & Communications, Inc.*	4,231	211,973
Meru Networks, Inc.*(a)	4,229	34,466
Netgear, Inc.*	14,226	368,311
Numerex Corp., Class A*	3,794	21,095
Oclaro, Inc.*	19,788	72,028
Oplink Communications, Inc.*	7,490	113,399
Opnext, Inc.*	15,716	19,645
ORBCOMM, Inc.*	13,196	33,650
Plantronics, Inc.	18,713	532,385
Powerwave Technologies, Inc.*	61,949	106,552
Procera Networks, Inc.*	5,586	53,626
ShoreTel, Inc.*	18,416	91,712
Sonus Networks, Inc.*	82,668	179,390
Sycamore Networks, Inc.	7,854	141,765
Symmetricom, Inc.*	16,690	72,435
Tekelec*	24,087	145,485
ViaSat, Inc.*	14,090	469,338
Westell Technologies, Inc., Class A*	20,314	43,878

		8,509,481

Computers & Peripherals 0.6%
Avid Technology, Inc.*	11,608	89,846
Cray, Inc.*	14,108	74,913
Dot Hill Systems Corp.*	21,956	33,154
Electronics for Imaging, Inc.*	18,064	243,322
Imation Corp.*	11,737	85,797
Immersion Corp.*	11,137	66,599
Intermec, Inc.*	23,301	151,923
Intevac, Inc.*	8,890	62,141
Novatel Wireless, Inc.*	12,525	37,826
OCZ Technology Group, Inc.*(a)	20,139	97,674
Quantum Corp.*	88,243	159,720
Rimage Corp.	3,675	46,489
Silicon Graphics International Corp.*(a)	12,141	144,721
STEC, Inc.*(a)	16,116	163,416
Stratasys, Inc.*	8,286	153,622
Super Micro Computer, Inc.*	10,490	131,440
Synaptics, Inc.*(a)	12,514	299,085
Xyratex Ltd.	11,983	111,082

		2,152,770

Construction & Engineering 0.7%
Argan, Inc.*	2,940	29,929
Comfort Systems USA, Inc.	14,771	122,895
Dycom Industries, Inc.*	13,760	210,528
EMCOR Group, Inc.*	25,951	527,584
Furmanite Corp.*(a)	14,363	77,704
Granite Construction, Inc.	14,976	281,100
Great Lakes Dredge & Dock Corp.	22,862	93,048
Insituform Technologies, Inc., Class A*	15,430	178,679
Layne Christensen Co.*	7,638	176,438
MasTec, Inc.*	22,009	387,578
Michael Baker Corp.*	3,242	62,019
MYR Group, Inc.*	7,823	137,998

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Northwest Pipe Co.*	3,572	$72,476
Orion Marine Group, Inc.*	10,520	60,700
Pike Electric Corp.*	6,283	42,536
Primoris Services Corp.	10,366	108,428
Sterling Construction Co., Inc.*	6,324	70,639
Tutor Perini Corp.	12,136	139,443
UniTek Global Services, Inc.*	3,809	18,893

		2,798,615

Construction Materials 0.2%
Eagle Materials, Inc.	17,309	288,195
Headwaters, Inc.*	23,652	34,059
Texas Industries, Inc.(a)	8,845	280,740
United States Lime & Minerals, Inc.*	945	37,705

		640,699

Consumer Finance 0.8%
Advance America Cash Advance Centers, Inc.	21,599	158,969
Cash America International, Inc.	11,468	586,703
Credit Acceptance Corp.*	2,627	169,074
DFC Global Corp.*	16,899	369,243
EZCORP, Inc., Class A*	18,296	522,168
First Cash Financial Services, Inc.*	12,209	512,167
First Marblehead Corp. (The)*(a)	22,717	23,171
Imperial Holdings, Inc.*	6,292	15,101
Nelnet, Inc., Class A	10,102	189,715
Netspend Holdings, Inc.*	11,683	60,051
Nicholas Financial, Inc.	3,694	36,090
World Acceptance Corp.*(a)	5,860	327,867

		2,970,319

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,548	34,366
Boise, Inc.	40,823	211,055
Graphic Packaging Holding Co.*	62,579	215,897
Myers Industries, Inc.	12,359	125,444

		586,762

Distributors 0.2%
Audiovox Corp., Class A*	6,677	36,657
Core-Mark Holding Co., Inc.*	4,368	133,792
Pool Corp.	18,750	490,875
Weyco Group, Inc.(a)	2,729	60,856

		722,180

Diversified Consumer Services 1.2%
American Public Education, Inc.*	6,912	235,008
Archipelago Learning, Inc.*	5,493	46,141
Ascent Capital Group, Inc., Class A*	5,614	220,742
Bridgepoint Education, Inc.*(a)	6,988	121,871
Cambium Learning Group, Inc.*	5,395	16,131
Capella Education Co.*	6,151	174,565
Coinstar, Inc.*(a)	12,215	488,600
Corinthian Colleges, Inc.*(a)	30,525	47,619
Grand Canyon Education, Inc.*	11,195	180,799
Hillenbrand, Inc.	24,398	448,923
K12, Inc.*	10,074	256,484
Lincoln Educational Services Corp.	8,813	71,297
Mac-Gray Corp.	4,548	58,715
Matthews International Corp., Class A	11,453	352,294
National American University Holdings, Inc.	3,458	24,759
Regis Corp.	22,361	315,067
Sotheby’s	26,313	725,449
Steiner Leisure Ltd.*	5,819	237,241
Stewart Enterprises, Inc., Class A	30,821	183,385
Strayer Education, Inc.(a)	4,768	365,563
Universal Technical Institute, Inc.*	8,318	113,042

		4,683,695

Diversified Financial Services 0.5%
California First National Bancorp	810	12,401
Compass Diversified Holdings	15,937	194,113
Encore Capital Group, Inc.*	6,314	137,961
Gain Capital Holdings, Inc.*	2,693	16,939
MarketAxess Holdings, Inc.	11,174	290,748
Marlin Business Services Corp.*	3,239	34,333
NewStar Financial, Inc.*	10,662	99,583
PHH Corp.*	21,800	350,544
Pico Holdings, Inc.*	8,882	182,170
Portfolio Recovery Associates, Inc.*	6,668	414,883
Primus Guaranty Ltd.*(a)	9,775	51,514

		1,785,189

Diversified Telecommunication Services 0.8%
8x8, Inc.*(a)	24,157	98,319
AboveNet, Inc.	9,032	484,115
Alaska Communications Systems Group, Inc.(a)	17,915	117,522
Atlantic Tele-Network, Inc.	3,754	123,432
Boingo Wireless, Inc.*	2,659	19,012
Cbeyond, Inc.*	10,885	76,848
Cincinnati Bell, Inc.*	77,863	240,597
Cogent Communications Group, Inc.*	18,044	242,692
Consolidated Communications Holdings, Inc.	10,264	185,265
FairPoint Communications, Inc.*(a)	8,342	35,871
General Communication, Inc., Class A*	16,191	132,766
Global Crossing Ltd.*	11,919	284,983
Globalstar, Inc.*(a)	36,804	15,053
HickoryTech Corp.	5,048	48,562
IDT Corp., Class B	5,418	110,527
inContact, Inc.*	11,820	40,779
Iridium Communications, Inc.*(a)	17,467	108,295
Neutral Tandem, Inc.*	12,482	120,826
PAETEC Holding Corp.*	48,583	257,004
Premiere Global Services, Inc.*	20,361	130,718
SureWest Communications	5,345	55,962
Towerstream Corp.*(a)	17,134	43,863
Vonage Holdings Corp.*	54,245	141,037

		3,114,048

Electric Utilities 1.6%
Allete, Inc.	12,400	454,212
Central Vermont Public Service Corp.	5,190	182,740
Cleco Corp.	23,773	811,610
El Paso Electric Co.	16,354	524,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities (continued)
Empire District Electric Co. (The)	16,229	$314,518
IDACORP, Inc.	19,304	729,305
MGE Energy, Inc.	8,936	363,427
Otter Tail Corp.	14,096	257,957
PNM Resources, Inc.	33,568	551,522
Portland General Electric Co.	29,341	695,088
UIL Holdings Corp.	19,733	649,808
Unisource Energy Corp.	14,286	515,582
Unitil Corp.	4,120	105,802

		6,156,371

Electrical Equipment 1.2%
A123 Systems, Inc.*(a)	34,697	119,358
Active Power, Inc.*	30,945	39,919
Acuity Brands, Inc.	16,871	608,031
American Superconductor Corp.*(a)	17,513	68,826
AZZ, Inc.	4,897	189,857
Belden, Inc.	18,385	474,149
Brady Corp., Class A	18,600	491,598
Broadwind Energy, Inc.*(a)	51,810	16,584
Capstone Turbine Corp.*(a)	96,288	96,288
Coleman Cable, Inc.*	3,234	27,360
Encore Wire Corp.	7,204	148,258
Ener1, Inc.*	24,568	3,366
EnerSys*	19,496	390,310
Franklin Electric Co., Inc.	9,025	327,427
FuelCell Energy, Inc.*(a)	48,933	41,099
Generac Holdings, Inc.*	9,739	183,190
Global Power Equipment Group, Inc.*(a)	6,097	141,877
II-VI, Inc.*	20,082	351,435
LSI Industries, Inc.	7,460	46,476
Powell Industries, Inc.*	3,413	105,700
PowerSecure International, Inc.*	7,281	34,439
Preformed Line Products Co.	891	40,808
Satcon Technology Corp.*(a)	26,465	25,142
Thermon Group Holdings, Inc.*	3,901	53,912
Valence Technology, Inc.*(a)	27,274	28,365
Vicor Corp.	7,652	66,955
Woodward, Inc.	23,913	655,216

		4,775,945

Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp.*	7,765	70,662
Agilysys, Inc.*	6,976	49,739
Anixter International, Inc.	11,291	535,645
Benchmark Electronics, Inc.*	23,437	304,915
Brightpoint, Inc.*	26,565	244,664
Checkpoint Systems, Inc.*	15,698	213,179
Cognex Corp.	16,102	436,525
Coherent, Inc.*	9,726	417,829
CTS Corp.	13,332	108,389
Daktronics, Inc.	13,573	116,456
DDi Corp.	5,814	42,093
DTS, Inc.*	6,808	169,043
Echelon Corp.*	13,763	96,479
Electro Rent Corp.	7,273	100,440
Electro Scientific Industries, Inc.*	8,796	104,584
eMagin Corp.*	6,248	16,432
Fabrinet*	7,958	148,815
FARO Technologies, Inc.*	6,375	201,131
FEI Co.*	15,027	450,209
Gerber Scientific, Inc.*(a)(b)	8,390	0
GSI Group, Inc.*	10,046	77,153
Identive Group, Inc.*(a)	15,127	30,103
Insight Enterprises, Inc.*	18,072	273,610
KEMET Corp.*	17,222	123,137
LeCroy Corp.*	6,358	50,228
Littelfuse, Inc.	8,816	354,491
Maxwell Technologies, Inc.*	10,907	200,798
Measurement Specialties, Inc.*	5,826	151,243
Mercury Computer Systems, Inc.*	11,805	135,757
Methode Electronics, Inc.	14,379	106,836
Microvision, Inc.*(a)	41,576	28,276
MTS Systems Corp.	6,086	186,475
Multi-Fineline Electronix, Inc.*	3,502	69,830
NeoPhotonics Corp.*	3,528	24,273
Newport Corp.*	14,589	157,707
OSI Systems, Inc.*	7,378	247,311
Park Electrochemical Corp.	8,124	173,610
PC Connection, Inc.*	3,542	28,265
Plexus Corp.*	13,761	311,274
Power-One, Inc.*(a)	26,659	119,966
Pulse Electronics Corp.	16,243	46,455
RadiSys Corp.*	7,579	46,383
Richardson Electronics Ltd.	5,411	73,644
Rofin-Sinar Technologies, Inc.*	11,114	213,389
Rogers Corp.*	6,239	244,132
Sanmina-SCI Corp.*	31,409	209,812
ScanSource, Inc.*	10,453	308,991
SYNNEX Corp.*	9,654	252,935
TTM Technologies, Inc.*	20,294	192,996
Universal Display Corp.*	14,948	716,607
Viasystems Group, Inc.*	1,012	17,801
Vishay Precision Group, Inc.*	4,711	62,091
X-Rite, Inc.*	10,184	37,986
Zygo Corp.*	6,153	71,129

		9,171,923

Energy Equipment & Services 1.9%
Basic Energy Services, Inc.*	9,424	133,444
Bristow Group, Inc.	14,087	597,711
C&J Energy Services, Inc.*	4,556	74,901
Cal Dive International, Inc.*	37,419	71,470
Complete Production Services, Inc.*	30,693	578,563
Dawson Geophysical Co.*	3,057	72,084
Dril-Quip, Inc.*	13,369	720,723
Exterran Holdings, Inc.*	24,984	242,845
Geokinetics, Inc.*	4,315	10,442
Global Geophysical Services, Inc.*	7,042	56,125
Global Industries Ltd.*	39,117	309,807
Gulf Island Fabrication, Inc.	5,565	115,084
Gulfmark Offshore, Inc., Class A*	9,184	333,747
Helix Energy Solutions Group, Inc.*	41,198	539,694
Hercules Offshore, Inc.*	45,011	131,432
Hornbeck Offshore Services, Inc.*	8,915	222,073
ION Geophysical Corp.*(a)	50,980	241,135
Key Energy Services, Inc.*	48,503	460,293
Lufkin Industries, Inc.	11,831	629,528
Matrix Service Co.*	10,284	87,517
Mitcham Industries, Inc.*	4,645	52,024
Natural Gas Services Group, Inc.*	4,677	60,006
Newpark Resources, Inc.*	35,309	215,032
OYO Geospace Corp.*	1,696	95,468
Parker Drilling Co.*	45,492	199,710
PHI, Inc., Non-Voting Shares*	5,010	95,891

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Pioneer Drilling Co.*	24,068	$172,808
RigNet, Inc.*	2,244	35,971
Tesco Corp.*	11,743	136,219
TETRA Technologies, Inc.*	30,027	231,808
Union Drilling, Inc.*	5,810	27,307
Vantage Drilling Co.*	68,043	85,054
Willbros Group, Inc.*	15,179	63,296

		7,099,212

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	7,247	243,934
Arden Group, Inc., Class A	453	36,013
Casey’s General Stores, Inc.	14,810	646,457
Chefs’ Warehouse Holdings LLC*	3,858	45,370
Fresh Market, Inc. (The)*(a)	10,987	419,264
Ingles Markets, Inc., Class A	4,772	67,953
Nash Finch Co.	4,662	125,548
Pantry, Inc. (The)*	8,988	109,024
PriceSmart, Inc.	6,930	431,878
Rite Aid Corp.*	231,086	226,464
Ruddick Corp.	19,201	748,647
Spartan Stores, Inc.	8,723	135,032
Susser Holdings Corp.*	3,100	61,783
United Natural Foods, Inc.*	18,824	697,241
Village Super Market, Inc., Class A	2,351	56,283
Weis Markets, Inc.	4,329	160,433
Winn-Dixie Stores, Inc.*	21,796	129,032

		4,340,356

Food Products 1.6%
Alico, Inc.	1,351	26,534
B&G Foods, Inc.	18,613	310,465
Calavo Growers, Inc.	4,592	94,228
Cal-Maine Foods, Inc.(a)	5,535	173,965
Chiquita Brands International, Inc.*	17,667	147,343
Darling International, Inc.*	45,529	573,210
Diamond Foods, Inc.(a)	8,571	683,880
Dole Food Co., Inc.*(a)	13,957	139,570
Farmer Bros Co.(a)	2,210	12,177
Fresh Del Monte Produce, Inc.	14,167	328,674
Griffin Land & Nurseries, Inc.	961	24,678
Hain Celestial Group, Inc. (The)*	13,938	425,806
Harbinger Group, Inc.*	3,818	19,357
Imperial Sugar Co.	4,727	30,442
J&J Snack Foods Corp.	5,581	268,167
Lancaster Colony Corp.(a)	7,313	446,166
Lifeway Foods, Inc.*(a)	1,590	16,965
Limoneira Co.(a)	2,993	42,740
Omega Protein Corp.*	7,504	68,136
Pilgrim’s Pride Corp.*(a)	19,803	84,559
Sanderson Farms, Inc.(a)	8,596	408,310
Seneca Foods Corp., Class A*	3,557	70,429
Smart Balance, Inc.*	23,176	136,738
Snyders-Lance, Inc.	18,394	383,515
Tootsie Roll Industries, Inc.	9,364	225,860
TreeHouse Foods, Inc.*	13,828	855,124

		5,997,038

Gas Utilities 1.4%
Chesapeake Utilities Corp.	3,696	148,246
Laclede Group, Inc. (The)	8,720	337,900
New Jersey Resources Corp.	16,216	690,315
Nicor, Inc.(c)	17,860	982,479
Northwest Natural Gas Co.	10,465	461,506
Piedmont Natural Gas Co., Inc.	28,192	814,467
South Jersey Industries, Inc.	11,723	583,219
Southwest Gas Corp.	17,945	649,071
WGL Holdings, Inc.	20,095	785,112

		5,452,315

Health Care Equipment & Supplies 3.2%
Abaxis, Inc.*	8,797	201,539
ABIOMED, Inc.*	12,374	136,485
Accuray, Inc.*	26,757	107,563
Align Technology, Inc.*	23,849	361,789
Alimera Sciences, Inc.*(a)	4,357	34,856
Alphatec Holdings, Inc.*	20,895	44,089
Analogic Corp.	4,852	220,329
AngioDynamics, Inc.*	9,709	127,576
Antares Pharma, Inc.*	34,195	79,332
Arthrocare Corp.*	10,607	305,163
AtriCure, Inc.*	5,435	52,937
Atrion Corp.	610	126,508
Bacterin International Holdings, Inc.*(a)	7,934	15,868
BioLase Technology, Inc.*(a)	11,785	35,355
Cantel Medical Corp.	5,134	108,430
Cardiovascular Systems, Inc.*	5,447	62,041
Cerus Corp.*(a)	18,641	39,519
Conceptus, Inc.*	12,156	127,273
CONMED Corp.*	11,034	253,892
CryoLife, Inc.*	10,737	48,209
Cyberonics, Inc.*	10,994	311,130
Cynosure, Inc., Class A*	3,701	37,343
Delcath Systems, Inc.*(a)	18,859	62,989
DexCom, Inc.*	26,025	312,300
DynaVox, Inc., Class A*	3,211	11,560
Endologix, Inc.*	19,089	191,654
Exactech, Inc.*	3,241	45,633
Greatbatch, Inc.*	9,093	181,951
Haemonetics Corp.*	10,020	585,970
Hansen Medical, Inc.*(a)	18,353	60,932
HeartWare International, Inc.*(a)	4,656	299,893
ICU Medical, Inc.*	4,736	174,285
Insulet Corp.*	17,838	272,208
Integra LifeSciences Holdings Corp.*	8,104	289,880
Invacare Corp.	11,187	257,749
IRIS International, Inc.*	6,887	61,776
Kensey Nash Corp.*	3,299	80,826
MAKO Surgical Corp.*(a)	12,430	425,355
Masimo Corp.	20,423	442,158
Medical Action Industries, Inc.*	6,187	31,244
Meridian Bioscience, Inc.(a)	15,933	250,786
Merit Medical Systems, Inc.*	16,367	215,062
Natus Medical, Inc.*	11,300	107,463
Neogen Corp.*	8,995	312,306
Neoprobe Corp.*(a)	36,981	109,464
NuVasive, Inc.*	15,412	263,083
NxStage Medical, Inc.*	17,340	361,713
OraSure Technologies, Inc.*	18,160	144,554
Orthofix International NV*	7,044	243,089
Palomar Medical Technologies, Inc.*	7,401	58,320
Quidel Corp.*(a)	11,122	182,067
Rockwell Medical Technologies, Inc.*(a)	6,205	50,633
RTI Biologics, Inc.*	21,536	70,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Solta Medical, Inc.*	23,437	$29,296
SonoSite, Inc.*	4,588	139,200
Spectranetics Corp.*	12,969	92,599
Staar Surgical Co.*	13,873	108,209
Stereotaxis, Inc.*(a)	17,922	19,894
STERIS Corp.	23,116	676,605
SurModics, Inc.*	5,938	54,036
Symmetry Medical, Inc.*	14,168	109,377
Synergetics USA, Inc.*	8,557	46,122
Synovis Life Technologies, Inc.*	4,432	74,014
Tornier NV*	4,139	84,808
Unilife Corp.*(a)	22,207	93,269
Uroplasty, Inc.*(a)	7,990	38,752
Vascular Solutions, Inc.*	6,536	74,837
Volcano Corp.*	20,278	600,837
West Pharmaceutical Services, Inc.	13,054	484,303
Wright Medical Group, Inc.*	15,122	270,381
Young Innovations, Inc.	2,150	61,275
Zoll Medical Corp.*	8,515	321,356

		12,374,153

Health Care Providers & Services 2.9%
Accretive Health, Inc.*(a)	15,539	329,893
Air Methods Corp.*	4,391	279,575
Alliance HealthCare Services, Inc.*	9,949	11,342
Almost Family, Inc.*	3,187	53,000
Amedisys, Inc.*	11,488	170,252
American Dental Partners, Inc.*	5,855	56,559
AMN Healthcare Services, Inc.*	15,418	61,826
Amsurg Corp.*	12,095	272,138
Assisted Living Concepts, Inc., Class A	7,594	96,216
Bio-Reference Labs, Inc.*(a)	9,597	176,681
BioScrip, Inc.*	15,842	100,755
Capital Senior Living Corp.*	10,697	66,000
CardioNet, Inc.*	9,380	28,140
Centene Corp.*	19,450	557,632
Chemed Corp.	8,284	455,289
Chindex International, Inc.*	4,399	38,755
Continucare Corp.*	11,536	73,600
CorVel Corp.*	2,431	103,317
Cross Country Healthcare, Inc.*	10,702	44,734
Emeritus Corp.*	11,949	168,481
Ensign Group, Inc. (The)	6,343	146,587
ExamWorks Group, Inc.*	10,591	107,816
Five Star Quality Care, Inc.*	16,242	40,605
Gentiva Health Services, Inc.*	11,875	65,550
Hanger Orthopedic Group, Inc.*	13,074	246,968
HealthSouth Corp.*	36,810	549,573
Healthspring, Inc.*	26,368	961,377
Healthways, Inc.*	13,244	130,189
HMS Holdings Corp.*	32,986	804,529
IPC The Hospitalist Co., Inc.*	6,331	225,953
Kindred Healthcare, Inc.*	20,276	174,779
Landauer, Inc.	3,694	183,001
LHC Group, Inc.*	6,140	104,748
Magellan Health Services, Inc.*	12,478	602,687
MedQuist Holdings, Inc.*	12,315	93,101
Metropolitan Health Networks, Inc.*	15,901	72,191
Molina Healthcare, Inc.*	10,967	169,330
MWI Veterinary Supply, Inc.*	4,871	335,222
National HealthCare Corp.	3,999	129,168
National Research Corp.	620	20,547
Owens & Minor, Inc.	24,821	706,902
PharMerica Corp.*	11,438	163,220
Providence Service Corp. (The)*	4,949	52,707
PSS World Medical, Inc.*	21,595	425,206
RadNet, Inc.*(a)	11,769	28,716
Select Medical Holdings Corp.*	17,522	116,872
Skilled Healthcare Group, Inc., Class A*	7,508	27,104
Sun Healthcare Group, Inc.*	9,743	26,306
Sunrise Senior Living, Inc.*(a)	22,444	103,916
Team Health Holdings, Inc.*	10,420	171,096
Triple-S Management Corp., Class B*	7,584	127,032
U.S. Physical Therapy, Inc.	4,577	84,766
Universal American Corp.	12,542	126,173
Vanguard Health Systems, Inc.*	11,702	118,892
WellCare Health Plans, Inc.*	16,562	629,025

		11,216,039

Health Care Technology 0.7%
athenahealth, Inc.*	13,555	807,200
Computer Programs & Systems, Inc.	4,286	283,519
Epocrates, Inc.*	2,546	22,940
HealthStream, Inc.*	5,945	76,274
MedAssets, Inc.*	18,646	179,188
Medidata Solutions, Inc.*	8,184	134,545
Merge Healthcare, Inc.*	20,251	123,329
Omnicell, Inc.*	12,971	178,740
Quality Systems, Inc.	7,544	731,768
Transcend Services, Inc.*	3,408	76,816

		2,614,319

Hotels, Restaurants & Leisure 2.7%
AFC Enterprises, Inc.*	9,642	114,065
Ambassadors Group, Inc.	7,099	40,677
Ameristar Casinos, Inc.	13,026	209,067
Benihana, Inc., Class A*	5,030	43,308
Biglari Holdings, Inc.*	474	140,489
BJ’s Restaurants, Inc.*	9,365	413,090
Bob Evans Farms, Inc.	11,774	335,794
Boyd Gaming Corp.*(a)	22,153	108,550
Bravo Brio Restaurant Group, Inc.*	7,514	125,033
Buffalo Wild Wings, Inc.*	7,136	426,733
Caribou Coffee Co., Inc.*	5,054	59,738
Carrols Restaurant Group, Inc.*	4,814	42,845
CEC Entertainment, Inc.	7,704	219,333
Cheesecake Factory, Inc. (The)*	22,519	555,093
Churchill Downs, Inc.	4,924	192,184
Cracker Barrel Old Country Store, Inc.	8,927	357,794
Denny’s Corp.*	38,571	128,441
DineEquity, Inc.*	6,051	232,903
Domino’s Pizza, Inc.*	24,044	655,199
Einstein Noah Restaurant Group, Inc.	2,289	29,368
Gaylord Entertainment Co.*	14,233	275,266

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
International Speedway Corp., Class A	11,579	$264,464
Interval Leisure Group, Inc.*	15,755	209,857
Isle of Capri Casinos, Inc.*	8,843	42,800
Jack in the Box, Inc.*	18,019	358,938
Jamba, Inc.*(a)	25,969	33,500
Krispy Kreme Doughnuts, Inc.*	22,888	156,096
Life Time Fitness, Inc.*	16,479	607,251
Luby’s, Inc.*	7,146	29,299
Marcus Corp.	8,259	82,177
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,181	35,853
Monarch Casino & Resort, Inc.*	3,983	38,954
Morgans Hotel Group Co.*	9,414	56,390
Multimedia Games Holding Co., Inc.*	10,382	41,943
O’Charleys, Inc.*	7,082	42,067
Orient-Express Hotels Ltd., Class A*	38,123	263,430
P.F. Chang’s China Bistro, Inc.	8,847	240,992
Papa John’s International, Inc.*	7,641	232,286
Peet’s Coffee & Tea, Inc.*(a)	4,973	276,698
Pinnacle Entertainment, Inc.*	20,740	188,319
Red Lion Hotels Corp.*	6,670	44,756
Red Robin Gourmet Burgers, Inc.*	5,074	122,233
Ruby Tuesday, Inc.*	25,459	182,286
Ruth’s Hospitality Group, Inc.*	13,682	58,696
Scientific Games Corp., Class A*	22,847	162,671
Shuffle Master, Inc.*	21,182	178,141
Six Flags Entertainment Corp.(a)	16,170	448,232
Sonic Corp.*	24,198	171,080
Speedway Motorsports, Inc.	4,670	56,414
Texas Roadhouse, Inc.	24,486	323,705
Town Sports International Holdings, Inc.*	7,982	57,949
Vail Resorts, Inc.	14,120	533,595

		10,246,042

Household Durables 0.7%
American Greetings Corp., Class A	15,670	289,895
Beazer Homes USA, Inc.*(a)	29,977	45,265
Blyth, Inc.	2,034	112,785
Cavco Industries, Inc.*	2,648	91,197
CSS Industries, Inc.	3,117	51,992
Ethan Allen Interiors, Inc.	9,471	128,900
Furniture Brands International, Inc.*	16,372	33,726
Helen of Troy Ltd.*	11,967	300,611
Hovnanian Enterprises, Inc., Class A*(a)	24,567	29,972
iRobot Corp.*	9,286	233,636
KB Home(a)	30,265	177,353
La-Z-Boy, Inc.*	20,239	149,971
Libbey, Inc.*	7,699	81,147
Lifetime Brands, Inc.	3,522	33,952
M.D.C. Holdings, Inc.(a)	14,581	247,002
M/I Homes, Inc.*	7,275	43,723
Meritage Homes Corp.*	10,941	165,647
Ryland Group, Inc.	17,410	185,416
Sealy Corp.*	19,227	28,456
Skullcandy, Inc.*	3,638	51,405
Skyline Corp.	2,738	26,148
Standard Pacific Corp.*	41,661	102,903
Universal Electronics, Inc.*	5,835	95,636
Zagg, Inc.*(a)	8,660	85,907

		2,792,645

Household Products 0.1%
Central Garden and Pet Co., Class A*	18,484	130,867
Oil-Dri Corp of America	1,815	33,722
Spectrum Brands Holdings, Inc.*	6,569	155,160
WD-40 Co.	6,573	261,868

		581,617

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.(a)	26,731	379,313
Dynegy, Inc.*	40,187	165,570
Ormat Technologies, Inc.(a)	7,021	112,898

		657,781

Industrial Conglomerates 0.2%
Raven Industries, Inc.	7,059	340,244
Seaboard Corp.	121	218,041
Standex International Corp.	4,861	151,323
Tredegar Corp.	9,293	137,815

		847,423

Information Technology Services 1.9%
Acxiom Corp.*	31,479	334,937
CACI International, Inc., Class A*	11,721	585,347
Cardtronics, Inc.*	16,702	382,810
Cass Information Systems, Inc.	3,260	101,223
CIBER, Inc.*	24,893	75,426
Computer Task Group, Inc.*	5,787	64,641
Convergys Corp.*	40,867	383,332
CSG Systems International, Inc.*	13,508	170,741
Dynamics Research Corp.*	3,379	30,141
Echo Global Logistics, Inc.*(a)	4,353	57,895
Euronet Worldwide, Inc.*	19,829	312,108
ExlService Holdings, Inc.*	6,303	138,666
Forrester Research, Inc.	5,743	186,705
Global Cash Access Holdings, Inc.*	14,888	38,113
Hackett Group, Inc. (The)*	11,652	43,462
Heartland Payment Systems, Inc.	14,950	294,814
iGate Corp.	12,111	139,761
Jack Henry & Associates, Inc.	33,618	974,250
Lionbridge Technologies, Inc.*	23,988	59,010
Mantech International Corp., Class A	9,025	283,205
MAXIMUS, Inc.	13,501	471,185
MoneyGram International, Inc.*	33,364	77,738
NCI, Inc., Class A*	2,545	30,362
Ness Technologies, Inc.*	13,044	99,917
PRGX Global, Inc.*	7,503	35,414
Sapient Corp.	42,451	430,453
ServiceSource International, Inc.*(a)	3,932	51,942
Stream Global Services, Inc.*(a)	3,143	6,475
Syntel, Inc.	5,991	258,751
TeleTech Holdings, Inc.*	9,909	151,013
TNS, Inc.*	9,924	186,571
Unisys Corp.*	16,729	262,478
Virtusa Corp.*	5,872	77,510
Wright Express Corp.*	15,030	571,741

		7,368,137

Insurance 2.7%
Alterra Capital Holdings Ltd.	35,383	671,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
American Equity Investment Life Holding Co.	23,217	$203,149
American Safety Insurance Holdings Ltd.*	4,011	73,802
AMERISAFE, Inc.*	7,181	132,202
Amtrust Financial Services, Inc.	9,395	209,133
Argo Group International Holdings Ltd.	10,653	302,226
Baldwin & Lyons, Inc., Class B	3,320	70,948
Citizens, Inc.*(a)	14,655	93,939
CNO Financial Group, Inc.*	85,949	464,984
Crawford & Co., Class B	9,896	53,043
Delphi Financial Group, Inc., Class A	18,747	403,435
Donegal Group, Inc., Class A	2,971	35,771
eHealth, Inc.*(a)	8,363	114,239
EMC Insurance Group, Inc.	1,795	33,028
Employers Holdings, Inc.	11,084	141,432
Enstar Group Ltd.*	2,672	254,455
FBL Financial Group, Inc., Class A	4,984	132,674
First American Financial Corp.	40,945	524,096
Flagstone Reinsurance Holdings SA	20,456	158,534
Fortegra Financial Corp.*	1,949	10,232
FPIC Insurance Group, Inc.*	3,240	135,562
Global Indemnity PLC*	5,225	89,243
Greenlight Capital Re Ltd., Class A*	10,843	224,884
Hallmark Financial Services*	4,720	34,786
Harleysville Group, Inc.	4,798	282,410
Hilltop Holdings, Inc.*	15,614	112,577
Horace Mann Educators Corp.	15,600	177,996
Independence Holding Co.	2,359	17,103
Infinity Property & Casualty Corp.	4,804	252,114
Kansas City Life Insurance Co.(a)	1,605	49,546
Maiden Holdings Ltd.	19,724	145,760
Meadowbrook Insurance Group, Inc.	20,857	185,836
Montpelier Re Holdings Ltd.	24,327	430,101
National Financial Partners Corp.*	17,251	188,726
National Interstate Corp.	2,692	59,170
National Western Life Insurance Co., Class A	839	113,684
Navigators Group, Inc. (The)*	4,519	195,221
OneBeacon Insurance Group Ltd., Class A	8,567	116,854
Phoenix Cos., Inc. (The)*	45,112	55,037
Platinum Underwriters Holdings Ltd.	14,543	447,197
Presidential Life Corp.	8,263	67,922
Primerica, Inc.	13,291	286,554
ProAssurance Corp.	11,960	861,359
RLI Corp.	7,230	459,683
Safety Insurance Group, Inc.	4,935	186,691
SeaBright Holdings, Inc.	7,774	55,973
Selective Insurance Group, Inc.	21,045	274,637
State Auto Financial Corp.	5,808	76,375
Stewart Information Services Corp.	6,964	61,562
Symetra Financial Corp.	26,334	214,622
Tower Group, Inc.	14,357	328,201
United Fire & Casualty Co.	8,438	149,268
Universal Insurance Holdings, Inc.	7,277	28,016

		10,447,208

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	8,845	20,520
Blue Nile, Inc.*(a)	5,032	177,529
Geeknet, Inc.*	1,675	33,869
HSN, Inc.*	15,547	515,072
NutriSystem, Inc.(a)	10,589	128,233
Orbitz Worldwide, Inc.*	8,965	19,454
Overstock.com, Inc.*	4,498	41,697
PetMed Express, Inc.(a)	8,493	76,437
Shutterfly, Inc.*	11,674	480,735
US Auto Parts Network, Inc.*	6,275	31,814
ValueVision Media, Inc., Class A*	16,028	37,826

		1,563,186

Internet Software & Services 1.9%
Active Network, Inc. (The)*(a)	4,792	70,682
Ancestry.com, Inc.*	12,484	293,374
Bankrate, Inc.*	9,096	138,350
Carbonite, Inc.*	2,854	34,362
comScore, Inc.*	12,468	210,335
Constant Contact, Inc.*	11,500	198,835
Cornerstone OnDemand, Inc.*(a)	4,741	59,452
DealerTrack Holdings, Inc.*	15,926	249,560
Demand Media, Inc.*(a)	3,483	27,864
Dice Holdings, Inc.*	18,933	148,056
Digital River, Inc.*	15,523	321,792
EarthLink, Inc.	43,659	285,093
Envestnet, Inc.*	7,498	74,980
FriendFinder Networks, Inc.*	3,417	6,287
InfoSpace, Inc.*	14,991	125,325
Internap Network Services Corp.*	20,346	100,102
IntraLinks Holdings, Inc.*	12,716	95,497
j2 Global Communications, Inc.	18,096	486,782
Keynote Systems, Inc.	5,433	114,799
KIT Digital, Inc.*(a)	15,082	126,689
Limelight Networks, Inc.*	27,255	64,322
Liquidity Services, Inc.*	7,296	233,983
LivePerson, Inc.*	20,672	205,686
LogMeIn, Inc.*	7,885	261,861
LoopNet, Inc.*	6,753	115,679
Marchex, Inc., Class B(a)	8,301	70,558
ModusLink Global Solutions, Inc.	17,719	61,839
Move, Inc.*	63,578	92,188
NIC, Inc.	25,220	288,769
OpenTable, Inc.*(a)	9,233	424,810
Openwave Systems, Inc.*	33,266	51,895
Perficient, Inc.*	9,845	72,065
Quepasa Corp.*(a)	3,050	10,492
QuinStreet, Inc.*	11,033	114,192
RealNetworks, Inc.	8,640	72,835
Responsys, Inc.*	3,979	42,894
RightNow Technologies, Inc.*	9,563	316,057
Saba Software, Inc.*	11,442	65,906
SciQuest, Inc.*	4,772	71,294
SPS Commerce, Inc.*	3,219	52,438
Stamps.com, Inc.	4,304	87,974
support.com, Inc.*	18,907	37,436
TechTarget, Inc.*	6,137	35,042
Travelzoo, Inc.*(a)	2,249	49,456
United Online, Inc.	35,246	184,337
ValueClick, Inc.*	30,779	478,921
Vocus, Inc.*	6,859	114,957
Web.com Group, Inc.*	11,617	81,087
XO Group, Inc.*	12,700	103,759
Zillow, Inc.*	1,642	44,909

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Zix Corp.*	25,719	$68,670

		7,144,527

Leisure Equipment & Products 0.4%
Arctic Cat, Inc.*	4,737	68,639
Black Diamond, Inc.*	5,089	33,180
Brunswick Corp.	34,622	486,093
Callaway Golf Co.	25,261	130,599
Eastman Kodak Co.*(a)	90,279	70,427
JAKKS Pacific, Inc.	10,628	201,401
Johnson Outdoors, Inc., Class A*	1,817	27,946
Leapfrog Enterprises, Inc.*	16,251	54,766
Marine Products Corp.*	3,755	12,842
Smith & Wesson Holding Corp.*	23,598	59,467
Steinway Musical Instruments, Inc.*	2,574	55,495
Sturm Ruger & Co., Inc.	7,387	191,914
Summer Infant, Inc.*	5,090	33,594

		1,426,363

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	27,536	134,926
Albany Molecular Research, Inc.*	8,713	24,571
BG Medicine, Inc.*(a)	2,749	9,759
Caliper Life Sciences, Inc.*	18,394	192,585
Cambrex Corp.*	11,298	56,942
Complete Genomics, Inc.*	4,000	23,480
Enzo Biochem, Inc.*(a)	14,789	38,008
eResearchTechnology, Inc.*	19,095	85,164
Fluidigm Corp.*(a)	2,533	35,285
Furiex Pharmaceuticals, Inc.*	3,836	54,586
Harvard Bioscience, Inc.*	8,745	36,904
Luminex Corp.*	14,638	324,524
MEDTOX Scientific, Inc.	2,952	38,642
Pacific Biosciences of California, Inc.*	13,361	42,889
PAREXEL International Corp.*	22,867	432,872
Sequenom, Inc.*(a)	38,766	197,319

		1,728,456

Machinery 3.0%
3D Systems Corp.*(a)	16,366	228,960
Accuride Corp.*	15,931	81,567
Actuant Corp., Class A	26,693	527,187
Alamo Group, Inc.	2,624	54,553
Albany International Corp., Class A	10,802	197,136
Altra Holdings, Inc.*	10,490	121,369
American Railcar Industries, Inc.*	3,824	58,813
Ampco-Pittsburgh Corp.	3,290	67,280
Astec Industries, Inc.*	7,832	229,321
Badger Meter, Inc.	5,891	170,427
Barnes Group, Inc.	21,188	407,869
Blount International, Inc.*	18,989	253,693
Briggs & Stratton Corp.	19,757	266,917
Cascade Corp.	3,607	120,438
Chart Industries, Inc.*	11,415	481,371
CIRCOR International, Inc.	6,737	197,866
Clarcor, Inc.	19,651	813,158
Colfax Corp.*(a)	9,527	193,017
Columbus Mckinnon Corp.*	7,562	82,880
Commercial Vehicle Group, Inc.*	11,236	73,820
Douglas Dynamics, Inc.	7,448	95,185
Dynamic Materials Corp.	5,167	81,380
Energy Recovery, Inc.*(a)	17,798	53,572
EnPro Industries, Inc.*	8,077	239,725
ESCO Technologies, Inc.	10,308	262,854
Federal Signal Corp.	24,502	108,299
Flow International Corp.*	18,280	40,399
Force Protection, Inc.*	27,619	106,333
FreightCar America, Inc.*	4,704	67,785
Gorman-Rupp Co. (The)	5,940	146,659
Graham Corp.	3,820	63,565
Greenbrier Cos., Inc.*	7,257	84,544
Hurco Cos., Inc.*	2,476	50,263
John Bean Technologies Corp.	11,200	159,712
Kadant, Inc.*	4,785	84,982
Kaydon Corp.	12,702	364,293
LB Foster Co., Class A	3,702	82,295
Lindsay Corp.	4,918	264,588
Lydall, Inc.*	6,612	58,847
Meritor, Inc.*	37,012	261,305
Met-Pro Corp.	5,631	48,314
Middleby Corp.*	7,286	513,372
Miller Industries, Inc.	4,571	79,307
Mueller Industries, Inc.	14,730	568,431
Mueller Water Products, Inc., Class A	60,858	150,928
NACCO Industries, Inc., Class A	2,277	144,362
NN, Inc.*	6,497	32,810
Omega Flex, Inc.*(a)	994	13,220
PMFG, Inc.*(a)	6,830	107,709
RBC Bearings, Inc.*	8,491	288,609
Robbins & Myers, Inc.	15,362	533,215
Sauer-Danfoss, Inc.*	4,532	130,975
Sun Hydraulics Corp.	7,829	159,555
Tecumseh Products Co., Class A*	7,108	51,817
Tennant Co.	7,470	264,214
Titan International, Inc.(a)	16,512	247,680
Trimas Corp.*	9,977	148,158
Twin Disc, Inc.	3,293	87,824
Wabash National Corp.*	26,841	128,032
Watts Water Technologies, Inc., Class A	11,681	311,299
Xerium Technologies, Inc.*(a)	4,271	44,717

		11,358,775

Marine 0.1%
Baltic Trading Ltd.(a)	5,809	27,012
Eagle Bulk Shipping, Inc.*(a)	24,205	38,002
Excel Maritime Carriers Ltd.*(a)	17,610	36,629
Genco Shipping & Trading Ltd.*(a)	11,520	89,971
International Shipholding Corp.	1,974	36,499
Ultrapetrol Bahamas Ltd.*(a)	7,136	16,199

		244,312

Media 1.3%
AH Belo Corp., Class A	7,213	30,295
Arbitron, Inc.	10,540	348,663
Belo Corp., Class A	36,206	177,047
Central European Media Enterprises Ltd., Class A*	14,363	112,175
Cinemark Holdings, Inc.	36,120	681,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Crown Media Holdings, Inc., Class A*(a)	14,652	$20,952
Cumulus Media, Inc., Class A*(a)	14,207	40,348
E.W. Scripps Co. (The), Class A*	13,286	93,002
Entercom Communications Corp., Class A*	9,353	49,103
Entravision Communications Corp., Class A*	19,606	19,998
Fisher Communications, Inc.*	3,409	76,157
Global Sources Ltd.*	4,850	32,835
Gray Television, Inc.*	19,184	29,927
Harte-Hanks, Inc.	17,317	146,848
interCLICK, Inc.*	8,326	46,209
Journal Communications, Inc., Class A*	16,656	49,468
Knology, Inc.*	11,685	151,671
LIN TV Corp., Class A*	11,824	25,776
Lions Gate Entertainment Corp.*	17,472	120,557
Live Nation Entertainment, Inc.*	54,715	438,267
Martha Stewart Living Omnimedia, Class A*(a)	10,519	32,819
McClatchy Co. (The), Class A*(a)	22,409	30,028
MDC Partners, Inc., Class A	9,781	141,042
Meredith Corp.(a)	14,202	321,533
National CineMedia, Inc.	21,429	310,935
New York Times Co. (The), Class A*(a)	53,582	311,311
Nexstar Broadcasting Group, Inc., Class A*	4,260	28,159
Outdoor Channel Holdings, Inc.*	5,325	30,459
ReachLocal, Inc.*(a)	4,155	45,165
Rentrak Corp.*	3,676	46,281
Saga Communications, Inc., Class A*	1,374	40,547
Scholastic Corp.	10,258	287,532
Sinclair Broadcast Group, Inc., Class A	19,789	141,887
Valassis Communications, Inc.*	19,105	358,028
Value Line, Inc.	181	2,080
Westwood One, Inc.*(a)	1,782	6,469
World Wrestling Entertainment, Inc., Class A(a)	10,760	95,872

		4,921,391

Metals & Mining 1.5%
AM Castle & Co.*	6,462	70,694
AMCOL International Corp.	9,511	228,169
Century Aluminum Co.*	20,172	180,338
Coeur d’Alene Mines Corp.*	34,822	746,584
General Moly, Inc.*(a)	26,323	76,337
Globe Specialty Metals, Inc.	24,460	355,159
Gold Resource Corp.(a)	10,907	181,601
Golden Minerals Co.*(a)	10,813	80,449
Golden Star Resources Ltd.*(a)	101,087	188,022
Handy & Harman Ltd.*	2,253	22,733
Haynes International, Inc.	4,755	206,605
Hecla Mining Co.*	108,620	582,203
Horsehead Holding Corp.*	16,978	125,977
Jaguar Mining, Inc.*(a)	32,926	154,752
Kaiser Aluminum Corp.	6,279	278,034
Materion Corp.*	7,948	180,261
Metals USA Holdings Corp.*	4,424	39,595
Midway Gold Corp.*(a)	33,379	67,092
Noranda Aluminum Holding Corp.*	8,819	73,639
Olympic Steel, Inc.	3,500	59,290
Paramount Gold and Silver Corp.*(a)	45,673	107,788
Revett Minerals, Inc.*(a)	9,554	36,878
RTI International Metals, Inc.*	11,809	275,386
Stillwater Mining Co.*	40,068	340,578
SunCoke Energy, Inc.*	5,049	55,539
Thompson Creek Metals Co., Inc.*	59,286	359,866
Universal Stainless & Alloy*	2,746	69,803
US Energy Corp. Wyoming*	8,554	19,760
US Gold Corp.*	41,236	165,356
Vista Gold Corp.*(a)	27,547	92,007
Worthington Industries, Inc.	22,322	311,838

		5,732,333

Multiline Retail 0.3%
99 Cents Only Stores*	18,238	335,944
Bon-Ton Stores, Inc. (The)	4,871	24,209
Fred’s, Inc., Class A	15,302	163,119
Gordmans Stores, Inc.*	2,096	25,089
Saks, Inc.*	44,939	393,216
Tuesday Morning Corp.*	16,650	58,608

		1,000,185

Multi-Utilities 0.5%
Avista Corp.	22,388	533,954
Black Hills Corp.(a)	15,295	468,639
CH Energy Group, Inc.	5,987	312,341
NorthWestern Corp.	14,131	451,344

		1,766,278

Oil, Gas & Consumable Fuels 4.3%
Abraxas Petroleum Corp.*(a)	32,046	84,601
Alon USA Energy, Inc.	4,363	26,745
Amyris, Inc.*(a)	6,938	140,425
Apco Oil and Gas International, Inc.	3,513	261,437
Approach Resources, Inc.*(a)	8,732	148,357
ATP Oil & Gas Corp.*(a)	17,454	134,570
Berry Petroleum Co., Class A	20,051	709,404
Bill Barrett Corp.*	18,382	666,164
BPZ Resources, Inc.*(a)	39,944	110,645
Callon Petroleum Co.*	15,214	58,878
CAMAC Energy, Inc.*(a)	20,975	12,585
Carrizo Oil & Gas, Inc.*	15,106	325,534
Cheniere Energy, Inc.*(a)	32,459	167,164
Clayton Williams Energy, Inc.*	2,292	98,121
Clean Energy Fuels Corp.*(a)	19,368	215,372
Cloud Peak Energy, Inc.*	23,691	401,562
Comstock Resources, Inc.*	18,495	285,933
Contango Oil & Gas Co.*	4,704	257,356
Crimson Exploration, Inc.*	7,378	15,863
Crosstex Energy, Inc.	15,838	213,496
CVR Energy, Inc.*	34,134	721,593
Delek US Holdings, Inc.	5,524	62,255
DHT Holdings, Inc.	25,201	51,410
Endeavour International Corp.*(a)	14,461	115,399
Energy Partners Ltd.*	11,301	125,102
Energy XXI Bermuda Ltd.*	29,248	627,370
Evolution Petroleum Corp.*	6,093	43,017
Frontline Ltd.(a)	20,211	98,023
FX Energy, Inc.*	20,323	83,934
Gastar Exploration Ltd.*	22,522	67,566
General Maritime Corp.	41,418	10,769
GeoResources, Inc.*	7,803	138,815
Gevo, Inc.*(a)	2,057	11,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
GMX Resources, Inc.*(a)	23,611	$53,597
Golar LNG Ltd.(a)	15,525	493,385
Goodrich Petroleum Corp.*(a)	10,166	120,162
Green Plains Renewable Energy, Inc.*	7,982	74,472
Gulfport Energy Corp.*	16,203	391,789
Hallador Energy Co.(a)	1,398	11,967
Harvest Natural Resources, Inc.*(a)	13,239	113,458
Houston American Energy Corp.(a)	6,410	88,202
Hyperdynamics Corp.*(a)	60,688	224,546
Isramco, Inc.*(a)	371	21,440
James River Coal Co.*(a)	13,882	88,428
KiOR, Inc., Class A*	4,084	84,702
Knightsbridge Tankers Ltd.(a)	8,596	142,264
Kodiak Oil & Gas Corp.*	81,288	423,510
L&L Energy, Inc.*(a)	8,947	24,157
Magnum Hunter Resources Corp.*(a)	43,516	144,038
McMoRan Exploration Co.*(a)	38,221	379,535
Miller Energy Resources, Inc.*(a)	12,009	31,704
Nordic American Tankers Ltd.(a)	18,439	259,990
Northern Oil and Gas, Inc.*(a)	24,530	475,637
Oasis Petroleum, Inc.*	23,145	516,828
Overseas Shipholding Group, Inc.(a)	10,468	143,830
Panhandle Oil and Gas, Inc., Class A(a)	2,671	75,776
Patriot Coal Corp.*	35,492	300,262
Penn Virginia Corp.	17,854	99,447
Petroleum Development Corp.*	9,166	177,729
PetroQuest Energy, Inc.*(a)	21,870	120,285
Rentech, Inc.*	74,287	57,959
Resolute Energy Corp.*(a)	17,983	204,287
REX American Resources Corp.*	2,577	43,500
Rex Energy Corp.*	13,600	172,040
Rosetta Resources, Inc.*	20,598	704,864
Scorpio Tankers, Inc.*	9,604	50,709
SemGroup Corp., Class A*	16,068	320,717
Ship Finance International Ltd.(a)	17,568	228,384
Solazyme, Inc.*	4,276	41,092
Stone Energy Corp.*	19,038	308,606
Swift Energy Co.*	16,490	401,367
Syntroleum Corp.*	34,402	29,589
Targa Resources Corp.	6,343	188,704
Teekay Tankers Ltd., Class A(a)	16,649	76,585
Triangle Petroleum Corp.*	16,724	60,039
Uranerz Energy Corp.*(a)	25,110	34,401
Uranium Energy Corp.*(a)	27,789	76,142
Uranium Resources, Inc.*(a)	36,517	24,886
Ur-Energy, Inc.*(a)	40,131	36,118
USEC, Inc.*(a)	45,239	72,835
VAALCO Energy, Inc.*	19,837	96,408
Venoco, Inc.*	11,563	101,870
Voyager Oil & Gas, Inc.*(a)	18,203	38,226
W&T Offshore, Inc.	13,618	187,384
Warren Resources, Inc.*	27,619	66,286
Western Refining, Inc.*(a)	20,459	254,919
Westmoreland Coal Co.*	3,812	29,581
World Fuel Services Corp.	27,477	897,124
Zion Oil & Gas, Inc.*(a)	11,914	23,351

		16,400,035

Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	15,519	374,163
Clearwater Paper Corp.*	8,933	303,543
Deltic Timber Corp.	4,223	252,029
KapStone Paper and Packaging Corp.*	15,239	211,670
Louisiana-Pacific Corp.*	51,741	263,879
Neenah Paper, Inc.	5,823	82,570
P.H. Glatfelter Co.	17,994	237,701
Schweitzer-Mauduit International, Inc.	6,275	350,584
Verso Paper Corp.*(a)	5,399	9,016
Wausau Paper Corp.	19,202	122,701

		2,207,856

Personal Products 0.5%
Elizabeth Arden, Inc.*	9,485	269,753
Female Health Co. (The)(a)	7,435	30,335
Inter Parfums, Inc.	6,316	97,582
Medifast, Inc.*(a)	5,408	87,339
Nature’s Sunshine Products, Inc.*(a)	4,337	61,065
Nu Skin Enterprises, Inc., Class A	21,361	865,548
Nutraceutical International Corp.*	3,422	43,733
Prestige Brands Holdings, Inc.*	19,603	177,407
Revlon, Inc., Class A*	4,250	52,360
Schiff Nutrition International, Inc.*	4,695	52,021
Synutra International, Inc.*	6,803	36,192
USANA Health Sciences, Inc.*(a)	2,663	73,233

		1,846,568

Pharmaceuticals 1.8%
Acura Pharmaceuticals, Inc.*(a)	3,860	13,124
Aegerion Pharmaceuticals, Inc.*	3,566	45,181
Akorn, Inc.*	21,877	170,859
Ampio Pharmaceuticals, Inc.*(a)	7,713	51,292
Auxilium Pharmaceuticals, Inc.*	18,581	278,529
AVANIR Pharmaceuticals, Inc., Class A*(a)	48,578	138,933
Cadence Pharmaceuticals, Inc.*(a)	14,880	97,464
Columbia Laboratories, Inc.*(a)	20,496	39,967
Corcept Therapeutics, Inc.*	15,925	49,368
Cornerstone Therapeutics, Inc.*	2,780	17,792
Depomed, Inc.*	20,932	113,033
Durect Corp.*	31,603	50,881
Endocyte, Inc.*	6,747	71,518
Hi-Tech Pharmacal Co., Inc.*(a)	4,032	135,475
Impax Laboratories, Inc.*	25,358	454,162
ISTA Pharmaceuticals, Inc.*	12,585	43,418
Jazz Pharmaceuticals, Inc.*	8,580	356,242
K-V Pharmaceutical Co., Class A*(a)	20,470	27,635
Lannett Co., Inc.*	6,388	24,466
MAP Pharmaceuticals, Inc.*	8,534	124,767
Medicines Co. (The)*	20,897	310,947
Medicis Pharmaceutical Corp., Class A	24,067	877,964
Nektar Therapeutics*	44,729	216,936
Neostem, Inc.*	16,650	10,823
Obagi Medical Products, Inc.*	7,173	65,059
Optimer Pharmaceuticals, Inc.*(a)	17,923	248,054

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Pacira Pharmaceuticals, Inc.*	1,798	$17,854
Pain Therapeutics, Inc.*(a)	14,421	68,644
Par Pharmaceutical Cos., Inc.*	14,084	374,916
Pernix Therapeutics Holdings, Inc.*	1,215	10,716
Pozen, Inc.*	10,518	25,348
Questcor Pharmaceuticals, Inc.*	20,649	562,892
Sagent Pharmaceuticals, Inc.*	2,610	52,826
Salix Pharmaceuticals Ltd.*	22,705	672,068
Santarus, Inc.*	20,593	57,455
Sucampo Pharmaceuticals, Inc., Class A*	4,092	15,263
Transcept Pharmaceuticals, Inc.*(a)	1,767	11,698
ViroPharma, Inc.*	27,476	496,491
Vivus, Inc.*	34,498	278,399
XenoPort, Inc.*	13,822	81,550

		6,760,009

Professional Services 1.5%
Acacia Research Corp.*	16,607	597,686
Advisory Board Co. (The)*	6,158	397,376
Barrett Business Services, Inc.	2,687	37,457
CBIZ, Inc.*	15,253	100,517
CDI Corp.	4,890	52,225
Corporate Executive Board Co. (The)	13,430	400,214
CoStar Group, Inc.*	9,832	510,969
CRA International, Inc.*	4,190	83,842
Dolan Co. (The)*	11,761	105,731
Exponent, Inc.*	5,453	225,373
Franklin Covey Co.*(a)	5,100	38,760
FTI Consulting, Inc.*	16,372	602,653
GP Strategies Corp.*	5,678	56,723
Heidrick & Struggles International, Inc.	6,934	114,064
Hill International, Inc.*	9,677	45,288
Hudson Highland Group, Inc.*	12,601	43,095
Huron Consulting Group, Inc.*	8,593	267,500
ICF International, Inc.*	7,635	143,614
Insperity, Inc.	8,957	199,293
Kelly Services, Inc., Class A	10,284	117,238
Kforce, Inc.*	13,155	129,051
Korn/Ferry International*	18,357	223,772
Mistras Group, Inc.*	5,724	100,513
Navigant Consulting, Inc.*	20,114	186,457
Odyssey Marine Exploration, Inc.*(a)	28,301	69,621
On Assignment, Inc.*	14,377	101,645
Pendrell Corp.*(a)	59,789	134,525
Resources Connection, Inc.	18,102	177,038
RPX Corp.*	3,748	77,621
School Specialty, Inc.*	6,292	44,862
TrueBlue, Inc.*	17,302	196,032
VSE Corp.	1,551	40,140

		5,620,895

Real Estate Investment Trusts (REITs) 8.7%
Acadia Realty Trust	15,814	295,722
AG Mortgage Investment Trust, Inc.	2,247	42,019
Agree Realty Corp.	3,841	83,657
Alexander’s, Inc.	803	289,899
American Assets Trust, Inc.	12,612	226,385
American Campus Communities, Inc.	26,548	987,851
American Capital Mortgage Investment Corp.	2,969	49,582
Anworth Mortgage Asset Corp.	50,009	340,061
Apollo Commercial Real Estate Finance, Inc.	7,975	105,031
ARMOUR Residential REIT, Inc.(a)	29,908	203,374
Ashford Hospitality Trust, Inc.	20,387	143,117
Associated Estates Realty Corp.	16,224	250,823
BioMed Realty Trust, Inc.	51,222	848,749
Campus Crest Communities, Inc.	11,971	130,245
CapLease, Inc.	26,534	95,788
Capstead Mortgage Corp.	33,283	384,086
CBL & Associates Properties, Inc.	57,743	655,961
Cedar Shopping Centers, Inc.	22,027	68,504
Chatham Lodging Trust	5,360	53,171
Chesapeake Lodging Trust	12,606	152,154
Cogdell Spencer, Inc.	14,927	56,275
Colonial Properties Trust	32,523	590,618
Colony Financial, Inc.	12,806	165,454
Coresite Realty Corp.	7,761	111,370
Cousins Properties, Inc.	30,725	179,741
CreXus Investment Corp.	22,641	201,052
CubeSmart	38,565	328,959
CYS Investments, Inc.(a)	32,364	391,281
DCT Industrial Trust, Inc.	95,649	419,899
DiamondRock Hospitality Co.	65,153	455,419
DuPont Fabros Technology, Inc.(a)	22,893	450,763
Dynex Capital, Inc.(a)	15,687	126,437
EastGroup Properties, Inc.	10,562	402,835
Education Realty Trust, Inc.	28,252	242,685
Entertainment Properties Trust	18,244	711,151
Equity Lifestyle Properties, Inc.	12,045	755,222
Equity One, Inc.	21,112	334,836
Excel Trust, Inc.	11,941	114,872
Extra Space Storage, Inc.	36,659	682,957
FelCor Lodging Trust, Inc.*	48,945	114,042
First Industrial Realty Trust, Inc.*	33,856	270,848
First Potomac Realty Trust	19,614	244,587
Franklin Street Properties Corp.	27,457	310,539
Getty Realty Corp.(a)	10,214	147,286
Gladstone Commercial Corp.(a)	4,182	65,574
Glimcher Realty Trust	41,742	295,533
Government Properties Income Trust	13,875	298,451
Hatteras Financial Corp.	29,444	740,811
Healthcare Realty Trust, Inc.	30,487	513,706
Hersha Hospitality Trust	55,207	191,016
Highwoods Properties, Inc.	24,083	680,586
Home Properties, Inc.	18,771	1,065,442
Hudson Pacific Properties, Inc.	8,526	99,157
Inland Real Estate Corp.	30,451	222,292
Invesco Mortgage Capital, Inc.	45,285	639,877
Investors Real Estate Trust(a)	31,634	227,765
iStar Financial, Inc.*(a)	36,089	210,038
Kilroy Realty Corp.	22,900	716,770
Kite Realty Group Trust	21,550	78,873
LaSalle Hotel Properties	33,092	635,366
Lexington Realty Trust	46,599	304,757
LTC Properties, Inc.	11,864	300,397
Medical Properties Trust, Inc.	43,636	390,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	140,167	$983,972
Mid-America Apartment Communities, Inc.	14,383	866,144
Mission West Properties, Inc.	6,721	51,012
Monmouth Real Estate Investment Corp., Class A	13,622	108,022
MPG Office Trust, Inc.*(a)	19,407	40,949
National Health Investors, Inc.	9,540	401,920
National Retail Properties, Inc.	37,343	1,003,406
Newcastle Investment Corp.	40,632	165,372
NorthStar Realty Finance Corp.	37,373	123,331
Omega Healthcare Investors, Inc.	39,849	634,795
One Liberty Properties, Inc.	4,292	62,921
Parkway Properties, Inc.	8,516	93,761
Pebblebrook Hotel Trust	19,919	311,732
Pennsylvania Real Estate Investment Trust	21,783	168,383
Pennymac Mortgage Investment Trust	10,729	170,591
Post Properties, Inc.	19,441	675,380
Potlatch Corp.	15,718	495,431
PS Business Parks, Inc.	7,291	361,196
RAIT Financial Trust(a)	14,825	50,257
Ramco-Gershenson Properties Trust	15,135	124,107
Redwood Trust, Inc.	30,541	341,143
Resource Capital Corp.	27,984	139,920
Retail Opportunity Investments Corp.(a)	16,361	181,280
RLJ Lodging Trust	10,766	137,482
Sabra Health Care REIT, Inc.	14,456	137,910
Saul Centers, Inc.	2,897	97,948
Sovran Self Storage, Inc.	10,798	401,362
STAG Industrial, Inc.	5,964	60,833
Starwood Property Trust, Inc.	36,583	627,764
Strategic Hotels & Resorts, Inc.*	67,867	292,507
Sun Communities, Inc.	8,261	290,705
Sunstone Hotel Investors, Inc.*	46,226	263,026
Tanger Factory Outlet Centers	33,635	874,846
Terreno Realty Corp.	3,238	41,544
Two Harbors Investment Corp.	55,228	487,663
UMH Properties, Inc.	4,274	38,851
Universal Health Realty Income Trust	4,633	155,715
Urstadt Biddle Properties, Inc., Class A	9,039	144,353
Washington Real Estate Investment Trust	25,876	729,186
Whitestone REIT, Class B	2,269	25,277
Winthrop Realty Trust	11,196	97,293

		33,351,550

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	3,464	28,335
Consolidated-Tomoka Land Co.	1,614	42,384
Forestar Group, Inc.*	13,827	150,853
Kennedy-Wilson Holdings, Inc.(a)	9,235	97,891
Tejon Ranch Co.*	5,565	132,836

		452,299

Road & Rail 1.1%
Amerco, Inc.*	3,351	209,270
Arkansas Best Corp.	9,903	159,933
Avis Budget Group, Inc.*	40,768	394,227
Celadon Group, Inc.	7,762	68,927
Covenant Transportation Group, Inc., Class A*	2,642	9,643
Dollar Thrifty Automotive Group, Inc.*	11,251	633,431
Genesee & Wyoming, Inc., Class A*	15,452	718,827
Heartland Express, Inc.	19,610	265,912
Knight Transportation, Inc.	23,801	316,791
Marten Transport Ltd.	5,984	103,164
Old Dominion Freight Line, Inc.*	18,466	534,960
Patriot Transportation Holding, Inc.*	2,332	47,130
Quality Distribution, Inc.*	5,782	51,865
RailAmerica, Inc.*	8,381	109,204
Roadrunner Transportation Systems, Inc.*	3,472	47,636
Saia, Inc.*	6,068	63,835
Swift Transportation Co.*(a)	31,000	199,640
Universal Truckload Services, Inc.	2,092	27,196
Werner Enterprises, Inc.	17,057	355,297
Zipcar, Inc.*(a)	4,012	72,216

		4,389,104

Semiconductors & Semiconductor Equipment 3.7%
Advanced Analogic Technologies, Inc.*	16,780	72,657
Advanced Energy Industries, Inc.*	17,007	146,600
Alpha & Omega Semiconductor Ltd.*	5,628	46,206
Amkor Technology, Inc.*	41,284	179,998
Amtech Systems, Inc.*	3,728	29,824
Anadigics, Inc.*	26,378	56,976
Applied Micro Circuits Corp.*	24,824	133,305
ATMI, Inc.*	12,335	195,140
Axcelis Technologies, Inc.*	41,203	49,444
AXT, Inc.*	12,450	62,748
Brooks Automation, Inc.	25,798	210,254
Cabot Microelectronics Corp.*(a)	9,126	313,843
Cavium, Inc.*	18,829	508,571
Ceva, Inc.*	8,991	218,571
Cirrus Logic, Inc.*	25,756	379,643
Cohu, Inc.	9,301	91,894
CSR PLC, ADR-UK*	2,468	32,037
Cymer, Inc.*	11,862	441,029
Diodes, Inc.*	13,690	245,325
DSP Group, Inc.*	7,796	45,996
Entegris, Inc.*	52,107	332,443
Entropic Communications, Inc.*(a)	33,537	138,508
Exar Corp.*	14,212	81,151
FormFactor, Inc.*	19,847	123,647
FSI International, Inc.*	15,143	28,620
GSI Technology, Inc.*	7,729	38,027
GT Advanced Technologies, Inc.*(a)	48,924	343,446
Hittite Microwave Corp.*	12,195	593,896
Inphi Corp.*	8,016	70,300
Integrated Device Technology, Inc.*	57,445	295,842
Integrated Silicon Solution, Inc.*	10,323	80,623
IXYS Corp.*	9,395	102,218
Kopin Corp.*	25,072	85,997
Kulicke & Soffa Industries, Inc.*	28,108	209,686
Lattice Semiconductor Corp.*	46,027	241,642
LTX-Credence Corp.*	19,277	101,975
MaxLinear, Inc., Class A*	6,222	40,194
Micrel, Inc.	19,719	186,739
Microsemi Corp.*	33,571	536,465
Mindspeed Technologies, Inc.*	13,050	67,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
MIPS Technologies, Inc.*	20,640	$99,898
MKS Instruments, Inc.	20,280	440,279
Monolithic Power Systems, Inc.*	11,707	119,177
MoSys, Inc.*	12,643	46,273
Nanometrics, Inc.*	7,849	113,810
Netlogic Microsystems, Inc.*	26,559	1,277,753
NVE Corp.*	1,852	112,342
OmniVision Technologies, Inc.*	22,541	316,476
PDF Solutions, Inc.*	8,958	36,549
Pericom Semiconductor Corp.*	9,654	71,536
Photronics, Inc.*	22,937	114,226
PLX Technology, Inc.*	17,207	51,793
Power Integrations, Inc.	11,193	342,618
Rambus, Inc.*	38,138	533,932
RF Micro Devices, Inc.*	107,349	680,593
Rubicon Technology, Inc.*(a)	6,862	75,002
Rudolph Technologies, Inc.*	12,306	82,327
Semtech Corp.*	25,371	535,328
Sigma Designs, Inc.*	12,387	97,114
Silicon Image, Inc.*	31,055	182,293
Spansion, Inc., Class A*	19,486	238,119
Standard Microsystems Corp.*	8,972	174,057
Supertex, Inc.*	4,302	74,425
Tessera Technologies, Inc.*	19,794	236,340
TriQuint Semiconductor, Inc.*	63,794	320,246
Ultra Clean Holdings, Inc.*	8,778	37,658
Ultratech, Inc.*	9,824	168,482
Veeco Instruments, Inc.*(a)	15,850	386,740
Volterra Semiconductor Corp.*	9,597	184,550

		14,309,276

Software 4.2%
Accelrys, Inc.*	21,517	130,393
ACI Worldwide, Inc.*	12,972	357,249
Actuate Corp.*	13,918	76,827
Advent Software, Inc.*	12,731	265,441
American Software, Inc., Class A	8,774	63,612
Aspen Technology, Inc.*	32,883	502,123
Blackbaud, Inc.	17,293	385,115
Blackboard, Inc.*	10,037	448,253
Bottomline Technologies, Inc.*	13,892	279,785
BroadSoft, Inc.*(a)	8,737	265,168
Callidus Software, Inc.*	11,581	53,388
CommVault Systems, Inc.*	17,122	634,541
Concur Technologies, Inc.*	17,376	646,735
Convio, Inc.*	4,615	38,812
Deltek, Inc.*	8,588	51,614
DemandTec, Inc.*	12,575	82,241
Digimarc Corp.*	2,411	61,191
Ebix, Inc.*(a)	11,242	165,257
Ellie Mae, Inc.*	3,014	16,758
EPIQ Systems, Inc.	12,177	152,578
ePlus, Inc.*	1,457	35,944
Fair Isaac Corp.	15,485	338,038
FalconStor Software, Inc.*	12,096	35,320
Glu Mobile, Inc.*(a)	18,159	38,316
Guidance Software, Inc.*	5,281	34,274
Interactive Intelligence Group*	5,548	150,628
JDA Software Group, Inc.*	16,421	384,908
Kenexa Corp.*	10,311	161,264
Magma Design Automation, Inc.*	26,076	118,646
Manhattan Associates, Inc.*	8,415	278,368
Mentor Graphics Corp.*	37,371	359,509
MicroStrategy, Inc., Class A*	3,105	354,187
Monotype Imaging Holdings, Inc.*	13,917	168,813
Motricity, Inc.*(a)	14,543	24,578
Netscout Systems, Inc.*	14,572	166,412
NetSuite, Inc.*	10,572	285,550
Opnet Technologies, Inc.	5,620	196,194
Parametric Technology Corp.*	46,356	712,955
Pegasystems, Inc.(a)	6,436	197,006
Progress Software Corp.*	26,051	457,195
PROS Holdings, Inc.*	8,364	107,812
QAD, Inc., Class A*	2,522	26,960
QLIK Technologies, Inc.*	27,362	592,661
Quest Software, Inc.*	23,775	377,547
RealD, Inc.*(a)	16,055	150,114
RealPage, Inc.*	11,747	240,226
Renaissance Learning, Inc.	5,133	86,132
Rosetta Stone, Inc.*(a)	4,266	39,034
S1 Corp.*	20,829	191,002
Seachange International, Inc.*	10,237	78,825
Smith Micro Software, Inc.*	12,816	19,480
SolarWinds, Inc.*	22,160	487,963
Sourcefire, Inc.*(a)	11,025	295,029
SRS Labs, Inc.*	4,611	33,015
SS&C Technologies Holdings, Inc.*	9,836	140,557
SuccessFactors, Inc.*	32,450	746,026
Synchronoss Technologies, Inc.*	10,242	255,128
Take-Two Interactive Software, Inc.*	28,543	363,067
Taleo Corp., Class A*	15,943	410,054
Tangoe, Inc.*	3,795	42,922
TeleCommunication Systems, Inc., Class A*	17,853	61,593
TeleNav, Inc.*(a)	6,366	56,467
THQ, Inc.*	26,467	45,788
TiVo, Inc.*	46,379	433,180
Tyler Technologies, Inc.*	12,422	314,028
Ultimate Software Group, Inc.*	10,045	469,302
VASCO Data Security International, Inc.*	10,511	53,711
Verint Systems, Inc.*	8,270	217,418
VirnetX Holding Corp.*(a)	15,788	236,662
Wave Systems Corp., Class A*(a)	32,201	75,350
Websense, Inc.*(a)	15,606	269,984

		16,092,223

Specialty Retail 3.3%
Aeropostale, Inc.*	31,367	339,077
America’s Car-Mart, Inc.*	3,289	95,447
Ann, Inc.*	20,246	462,419
Asbury Automotive Group, Inc.*	11,376	187,590
Ascena Retail Group, Inc.*	24,414	660,887
Barnes & Noble, Inc.(a)	11,392	134,767
Bebe Stores, Inc.	15,117	101,586
Big 5 Sporting Goods Corp.	8,504	51,704
Body Central Corp.*	4,563	82,864
Brown Shoe Co., Inc.	16,158	115,045
Buckle, Inc. (The)(a)	10,482	403,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Build-A-Bear Workshop, Inc.*	6,265	$31,952
Cabela’s, Inc.*	16,828	344,806
Casual Male Retail Group, Inc.*	16,249	61,096
Cato Corp. (The), Class A	10,788	243,377
Charming Shoppes, Inc.*	45,257	117,668
Childrens Place Retail Stores, Inc. (The)*	10,137	471,675
Christopher & Banks Corp.	13,966	49,300
Citi Trends, Inc.*	5,796	68,219
Coldwater Creek, Inc.*	24,355	30,444
Collective Brands, Inc.*	23,886	309,563
Conn’s, Inc.*(a)	5,605	40,244
Cost Plus, Inc.*	7,327	46,160
Destination Maternity Corp.	4,128	53,127
Express, Inc.	21,457	435,363
Finish Line, Inc. (The), Class A	20,111	402,019
Francesca’s Holdings Corp.*	3,819	81,001
Genesco, Inc.*	9,207	474,437
GNC Holdings, Inc., Class A*	8,966	180,396
Group 1 Automotive, Inc.(a)	9,328	331,610
Haverty Furniture Cos., Inc.	7,249	72,418
hhgregg, Inc.*(a)	7,066	68,893
Hibbett Sports, Inc.*	10,661	361,301
HOT Topic, Inc.	17,436	133,037
Jos. A. Bank Clothiers, Inc.*	10,739	500,760
Kirkland’s, Inc.*	6,497	59,577
Lithia Motors, Inc., Class A	8,596	123,610
Lumber Liquidators Holdings, Inc.*(a)	9,053	136,700
MarineMax, Inc.*	9,072	58,696
Men’s Wearhouse, Inc. (The)	20,023	522,200
Monro Muffler Brake, Inc.	11,847	390,596
New York & Co., Inc.*	10,549	33,651
Office Depot, Inc.*	108,619	223,755
OfficeMax, Inc.*	33,630	163,105
Pacific Sunwear of California, Inc.*(a)	18,835	22,602
Penske Automotive Group, Inc.	17,318	277,088
PEP Boys-Manny Moe & Jack	20,551	202,838
Pier 1 Imports, Inc.*	38,166	373,263
Rent-A-Center, Inc.	24,747	679,305
Rue21, Inc.*(a)	5,841	132,532
Select Comfort Corp.*	21,575	301,403
Shoe Carnival, Inc.*(a)	3,525	83,190
Sonic Automotive, Inc., Class A	15,706	169,468
Stage Stores, Inc.	12,009	166,565
Stein Mart, Inc.	10,621	66,381
Syms Corp.*	2,550	22,364
Systemax, Inc.*	4,154	52,839
Talbots, Inc.*(a)	27,346	73,834
Teavana Holdings, Inc.*	2,736	55,650
Vitamin Shoppe, Inc.*	9,649	361,259
West Marine, Inc.*	5,628	43,336
Wet Seal, Inc. (The), Class A*	35,266	157,992
Winmark Corp.	868	40,119
Zale Corp.*(a)	12,558	35,790
Zumiez, Inc.*	8,293	145,210

		12,718,308

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.*	19,151	584,872
Cherokee, Inc.	3,322	42,688
Columbia Sportswear Co.	4,720	219,008
CROCS, Inc.*	33,266	787,406
Delta Apparel, Inc.*	2,683	42,257
G-III Apparel Group Ltd.*	6,436	147,127
Iconix Brand Group, Inc.*	28,354	447,993
Jones Group, Inc. (The)	33,946	312,643
Kenneth Cole Productions, Inc., Class A*	2,605	27,952
K-Swiss, Inc., Class A*	10,314	43,834
Liz Claiborne, Inc.*(a)	37,049	185,245
Maidenform Brands, Inc.*	9,141	213,991
Movado Group, Inc.	6,780	82,580
Oxford Industries, Inc.	5,017	172,083
Perry Ellis International, Inc.*	5,044	94,827
Quiksilver, Inc.*	50,731	154,730
RG Barry Corp.	3,220	34,132
Skechers U.S.A., Inc., Class A*	14,656	205,624
Steven Madden Ltd.*	14,710	442,771
True Religion Apparel, Inc.*	9,997	269,519
Unifi, Inc.*	5,366	43,840
Vera Bradley, Inc.*(a)	7,690	277,224
Warnaco Group, Inc. (The)*	17,155	790,674
Wolverine World Wide, Inc.	19,336	642,922

		6,265,942

Thrifts & Mortgage Finance 1.2%
Abington Bancorp, Inc.	7,909	56,945
Apollo Residential Mortgage, Inc.*	4,265	69,946
Astoria Financial Corp.	34,095	262,191
Bank Mutual Corp.	18,788	49,037
BankFinancial Corp.	8,173	54,269
Beneficial Mutual Bancorp, Inc.*	13,137	97,871
Berkshire Hills Bancorp, Inc.	8,343	154,095
BofI Holding, Inc.*	3,384	45,549
Brookline Bancorp, Inc.	23,355	180,067
Charter Financial Corp.(a)	2,393	22,446
Clifton Savings Bancorp, Inc.(a)	3,436	31,474
Dime Community Bancshares, Inc.	12,281	124,407
Doral Financial Corp.*	50,288	54,814
ESB Financial Corp.	4,823	52,860
ESSA Bancorp, Inc.	4,355	45,771
Federal Agricultural Mortgage Corp., Class C(a)	3,827	72,828
First Defiance Financial Corp.*	3,701	49,593
First Financial Holdings, Inc.	6,629	26,582
First PacTrust Bancorp, Inc.(a)	4,070	46,113
Flagstar Bancorp, Inc.*	77,859	38,143
Flushing Financial Corp.	12,361	133,499
Fox Chase Bancorp, Inc.	5,838	74,026
Franklin Financial Corp.*	5,368	59,263
Home Federal Bancorp, Inc.	6,481	50,681
Kearny Financial Corp.	5,465	48,311
Meridian Interstate Bancorp, Inc.*	3,390	36,985
MGIC Investment Corp.*	73,813	138,030
Northwest Bancshares, Inc.	41,585	495,277
OceanFirst Financial Corp.	5,767	67,301
Ocwen Financial Corp.*	29,046	383,698
Oritani Financial Corp.	19,901	255,927
PMI Group, Inc. (The)*	55,924	11,185
Provident Financial Services, Inc.(a)	23,851	256,398
Provident New York Bancorp	15,203	88,481
Radian Group, Inc.	52,384	114,721
Rockville Financial, Inc.	11,585	109,826
Roma Financial Corp.	3,192	26,015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Territorial Bancorp, Inc.	4,631	$88,684
Trustco Bank Corp.	37,494	167,223
United Financial Bancorp, Inc.	6,299	86,233
ViewPoint Financial Group	13,702	156,888
Walker & Dunlop, Inc.*	4,191	48,699
Westfield Financial, Inc.	10,989	72,417
WSFS Financial Corp.	2,513	79,335

		4,584,104

Tobacco 0.2%
Alliance One International, Inc.*	33,369	81,420
Star Scientific, Inc.*(a)	41,799	96,556
Universal Corp.	9,018	323,385
Vector Group Ltd.(a)	18,801	322,999

		824,360

Trading Companies & Distributors 0.9%
Aceto Corp.	10,230	54,117
Aircastle Ltd.	22,655	215,676
Applied Industrial Technologies, Inc.	16,479	447,570
Beacon Roofing Supply, Inc.*	17,802	284,654
CAI International, Inc.*	4,662	54,639
DXP Enterprises, Inc.*	3,363	63,325
Essex Rental Corp.*(a)	6,038	14,853
H&E Equipment Services, Inc.*	11,135	91,864
Houston Wire & Cable Co.	6,871	78,948
Interline Brands, Inc.*	13,013	167,477
Kaman Corp.	10,184	283,624
Lawson Products, Inc.	1,283	17,346
RSC Holdings, Inc.*	26,509	189,009
Rush Enterprises, Inc., Class A*	12,599	178,402
SeaCube Container Leasing Ltd.	4,260	51,674
TAL International Group, Inc.	8,545	213,112
Textainer Group Holdings Ltd.	4,477	90,794
Titan Machinery, Inc.*	6,048	108,259
United Rentals, Inc.*	24,298	409,178
Watsco, Inc.	10,987	561,436

		3,575,957

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	8,100	88,533

Water Utilities 0.3%
American States Water Co.	7,320	248,368
Artesian Resources Corp., Class A(a)	2,202	38,557
Cadiz, Inc.*	4,609	36,457
California Water Service Group	16,431	290,993
Connecticut Water Service, Inc.	3,279	82,040
Consolidated Water Co. Ltd.	5,580	43,970
Middlesex Water Co.	6,009	102,574
Pennichuck Corp.	1,606	44,936
SJW Corp.	5,505	119,844
York Water Co. (The)	4,861	78,651

		1,086,390

Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*	20,510	141,519
NTELOS Holdings Corp.	11,908	211,129
Shenandoah Telecommunications Co.	9,357	104,237
USA Mobility, Inc.	9,037	119,288

		576,173

Total Common Stocks (cost $430,835,897)		376,768,258

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., exercise price $10.50, expiring 10/14/11*(b)	3,726	$0

Total Warrant (cost $—)		0

Mutual Fund 15.1%

	Shares	Market Value
Money Market Fund 15.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (d)	57,897,545	$57,897,545

Total Mutual Fund (cost $57,897,545)		57,897,545

Repurchase Agreement 7.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $28,082,753, collateralized by U.S. Government Agency Mortgage Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value $ 28,644,298. (e)	$28,082,636	$28,082,636

Total Repurchase Agreement (cost $28,082,636)		28,082,636

Total Investments (cost $516,816,078) (f) — 120.8%		462,748,439

Liabilities in excess of other assets — (20.8%)		(79,555,627)

NET ASSETS — 100.0%		$383,192,812

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $26,202,433.
(b)	Fair Valued Security.
(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2011.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011, was $28,082,636.
(f)	At September 30, 2011, the tax basis cost of the Fund’s investments was $527,853,503, tax unrealized appreciation and depreciation were $28,559,630 and $(93,664,694), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

At September 30, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
106	Russell 2000 Mini Future	12/16/11	$6,799,900	$(609,284)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,474,825	$—	$—	$7,474,825
Air Freight & Logistics	1,212,175	—	—	1,212,175
Airlines	2,250,935	—	—	2,250,935
Auto Components	2,899,536	—	—	2,899,536
Automobiles	78,833	—	—	78,833
Beverages	870,037	—	—	870,037
Biotechnology	13,997,541	—	—	13,997,541
Building Products	2,534,544	—	—	2,534,544
Capital Markets	7,976,531	—	—	7,976,531
Chemicals	7,803,877	—	—	7,803,877
Commercial Banks	21,724,838	—	—	21,724,838
Commercial Services & Supplies	9,806,916	—	—	9,806,916
Communications Equipment	8,509,481	—	—	8,509,481
Computers & Peripherals	2,152,770	—	—	2,152,770
Construction & Engineering	2,798,615	—	—	2,798,615
Construction Materials	640,699	—	—	640,699
Consumer Finance	2,970,319	—	—	2,970,319
Containers & Packaging	586,762	—	—	586,762
Distributors	722,180	—	—	722,180
Diversified Consumer Services	4,683,695	—	—	4,683,695
Diversified Financial Services	1,785,189	—	—	1,785,189
Diversified Telecommunication Services	3,114,048	—	—	3,114,048
Electric Utilities	6,156,371	—	—	6,156,371
Electrical Equipment	4,775,945	—	—	4,775,945
Electronic Equipment, Instruments & Components	9,171,923	—	—	9,171,923
Energy Equipment & Services	7,099,212	—	—	7,099,212
Food & Staples Retailing	4,340,356	—	—	4,340,356
Food Products	5,997,038	—	—	5,997,038
Gas Utilities	5,452,315	—	—	5,452,315
Health Care Equipment & Supplies	12,374,153	—	—	12,374,153
Health Care Providers & Services	11,216,039	—	—	11,216,039
Health Care Technology	2,614,319	—	—	2,614,319
Hotels, Restaurants & Leisure	10,246,042	—	—	10,246,042
Household Durables	2,792,645	—	—	2,792,645
Household Products	581,617	—	—	581,617
Independent Power Producers & Energy Traders	657,781	—	—	657,781
Industrial Conglomerates	847,423	—	—	847,423
Information Technology Services	7,368,137	—	—	7,368,137
Insurance	10,447,208	—	—	10,447,208
Internet & Catalog Retail	1,563,186	—	—	1,563,186
Internet Software & Services	7,144,527	—	—	7,144,527
Leisure Equipment & Products	1,426,363	—	—	1,426,363
Life Sciences Tools & Services	1,728,456	—	—	1,728,456
Machinery	11,358,775	—	—	11,358,775
Marine	244,312	—	—	244,312
Media	4,921,391	—	—	4,921,391
Metals & Mining	5,732,333	—	—	5,732,333
Multiline Retail	1,000,185	—	—	1,000,185
Multi-Utilities	1,766,278	—	—	1,766,278
Oil, Gas & Consumable Fuels	16,400,035	—	—	16,400,035
Paper & Forest Products	2,207,856	—	—	2,207,856

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

NVIT Small Cap Index Fund

Asset Type	Level 1	Level 2	Level 3	Total
Personal Products	$1,846,568	$—	$—	$1,846,568
Pharmaceuticals	6,760,009	—	—	6,760,009
Professional Services	5,620,895	—	—	5,620,895
Real Estate Investment Trusts (REITs)	33,351,550	—	—	33,351,550
Real Estate Management & Development	452,299	—	—	452,299
Road & Rail	4,389,104	—	—	4,389,104
Semiconductors & Semiconductor Equipment	14,309,276	—	—	14,309,276
Software	16,092,223	—	—	16,092,223
Specialty Retail	12,718,308	—	—	12,718,308
Textiles, Apparel & Luxury Goods	6,265,942	—	—	6,265,942
Thrifts & Mortgage Finance	4,584,104	—	—	4,584,104
Tobacco	824,360	—	—	824,360
Trading Companies & Distributors	3,575,957	—	—	3,575,957
Transportation Infrastructure	88,533	—	—	88,533
Water Utilities	1,086,390	—	—	1,086,390
Wireless Telecommunication Services	576,173	—	—	576,173

Total Common Stocks	$376,768,258	$—	$—	$376,768,258

Mutual Fund	57,897,545	—	—	57,897,545
Repurchase Agreement	—	28,082,636	—	28,082,636
Warrant*	—	—	—	—

Total Assets	$434,665,803	$28,082,636	$—	$462,748,439

Liabilities:
Futures Contracts	(609,284)	—	—	(609,284)

Total Liabilities	$(609,284)	$—	$—	$(609,284)

Total	$434,056,519	$28,082,636	$—	$462,139,155

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$25,040	$25,040
Realized Loss	(26,170)	(26,170)
Change in Unrealized Appreciation/(Depreciation)	(44,339)	(44,339)
Purchases*	60,874	60,874
Sales	(15,405)	(15,405)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$(60,874)	$(60,874)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed-income securities, interest rates or foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments as of September 30, 2011:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2011

Liabilities:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(609,284)

Total		$(609,284)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

September 30, 2011 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 95.8%

	Shares	Market Value

AUSTRIA 0.8%

Diversified Telecommunication Services 0.8%
Telekom Austria AG	147,270	$1,486,310

BRAZIL 1.5%

Metals & Mining 0.3%
Vale SA - Preference Shares, ADR	32,000	672,000

Oil, Gas & Consumable Fuels 1.2%
Petroleo Brasileiro SA - Preference Shares, ADR	111,140	2,302,821

		2,974,821

CANADA 2.3%

Oil, Gas & Consumable Fuels 2.3%
Husky Energy, Inc.	88,100	1,907,614
Talisman Energy, Inc.	214,600	2,637,702

		4,545,316

CHINA 2.8%

Diversified Telecommunication Services 1.9%
China Telecom Corp., Ltd., Class H	6,070,000	3,801,195

Insurance 0.9%
China Life Insurance Co., Ltd., Class H	717,000	1,695,996

		5,497,191

DENMARK 0.5%

Electrical Equipment 0.5%
Vestas Wind Systems AS*	54,170	877,895

FRANCE 10.1%

Auto Components 1.6%
Compagnie Generale des Etablissements Michelin, Class B	52,720	3,153,074

Diversified Telecommunication Services 2.6%
France Telecom SA	189,930	3,108,556
Vivendi SA	98,840	2,012,375

		5,120,931

Electrical Equipment 0.4%
Alstom SA	24,690	813,252

Insurance 1.1%
AXA SA	155,544	2,023,608

Multi-Utilities 0.8%
GDF Suez	50,280	1,493,903

Oil, Gas & Consumable Fuels 1.6%
Total SA(a)	71,330	3,147,039

Pharmaceuticals 2.0%
Sanofi	57,430	3,777,562

		19,529,369

GERMANY 12.0%

Air Freight & Logistics 1.3%
Deutsche Post AG REG	197,480	2,528,299

Electric Utilities 1.3%
E.ON AG	113,910	2,471,397

Health Care Providers & Services 0.8%
Celesio AG	121,250	1,595,585

Industrial Conglomerates 1.9%
Siemens AG REG	40,320	3,627,607

Insurance 1.6%
Muenchener Rueckversicherungs AG REG	25,610	3,180,680

Pharmaceuticals 1.5%
Merck KGaA	34,380	2,816,019

Semiconductors & Semiconductor Equipment 1.5%
Infineon Technologies AG	391,920	2,891,819

Software 2.1%
SAP AG	81,600	4,151,994

		23,263,400

HONG KONG 5.7%

Industrial Conglomerates 1.3%
Citic Pacific Ltd.	739,940	1,041,836
Hutchison Whampoa Ltd.	207,000	1,531,892

		2,573,728

Insurance 1.1%
AIA Group Ltd.	758,000	2,146,611

Real Estate Management & Development 1.5%
Cheung Kong Holdings Ltd.	135,000	1,463,485
Swire Pacific Ltd., Class A	143,500	1,474,446

		2,937,931

Wireless Telecommunication Services 1.8%
China Mobile Ltd.	348,500	3,406,692

		11,064,962

INDIA 1.3%

Commercial Banks 1.3%
ICICI Bank Ltd., ADR	71,800	2,492,896

IRELAND 0.7%

Construction Materials 0.7%
CRH PLC	85,000	1,321,874

ITALY 2.4%

Commercial Banks 1.3%
Intesa Sanpaolo SpA	953,960	1,496,041
UniCredit SpA	974,737	1,033,582

		2,529,623

Oil, Gas & Consumable Fuels 1.1%
ENI SpA	125,841	2,213,887

		4,743,510

JAPAN 3.2%

Automobiles 0.7%
Toyota Motor Corp.	40,600	1,391,735

Commercial Banks 1.2%
Mitsubishi UFJ Financial Group, Inc.	483,500	2,219,098

Software 0.7%
Nintendo Co., Ltd.	9,800	1,439,989

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Trading Companies & Distributors 0.6%
ITOCHU Corp.	125,000	$1,194,478

		6,245,300

NETHERLANDS 7.4%

Chemicals 0.8%
Akzo Nobel NV	34,030	1,501,658

Diversified Financial Services 1.5%
ING Groep NV, CVA*	416,496	2,937,903

Energy Equipment & Services 0.0%†
SBM Offshore NV	2,822	48,911

Food Products 1.5%
Unilever NV, CVA	93,390	2,956,109

Industrial Conglomerates 1.3%
Koninklijke Philips Electronics NV	140,100	2,513,669

Oil, Gas & Consumable Fuels 1.6%
Royal Dutch Shell PLC, Class B, ADR	48,330	2,998,876

Professional Services 0.7%
Randstad Holding NV	44,450	1,417,098

		14,374,224

NORWAY 4.3%

Diversified Telecommunication Services 2.3%
Telenor ASA	289,870	4,470,728

Oil, Gas & Consumable Fuels 2.0%
Statoil ASA	177,620	3,811,348

		8,282,076

PORTUGAL 0.9%

Diversified Telecommunication Services 0.9%
Portugal Telecom SGPS, SA REG	245,400	1,802,945

SINGAPORE 3.6%

Commercial Banks 1.9%
DBS Group Holdings Ltd.	411,000	3,685,459

Diversified Telecommunication Services 1.7%
Singapore Telecommunications Ltd.	1,362,000	3,283,142

		6,968,601

SOUTH KOREA 4.5%

Commercial Banks 1.0%
KB Financial Group, Inc., ADR(a)	62,095	2,034,232

Household Durables 0.6%
LG Electronics, Inc.	21,057	1,202,328

Metals & Mining 0.5%
POSCO	3,040	936,819

Semiconductors & Semiconductor Equipment 2.4%
Samsung Electronics Co., Ltd., GDR(b)	13,000	4,556,395

		8,729,774

SPAIN 5.8%

Commercial Banks 1.0%
Banco Santander SA	238,237	1,947,801

Diversified Telecommunication Services 1.8%
Telefonica SA	180,363	3,456,620

Electric Utilities 1.2%
Iberdrola SA	354,336	2,395,630

Oil, Gas & Consumable Fuels 1.8%
Repsol YPF SA	129,670	3,423,131

		11,223,182

SWEDEN 1.5%

Communications Equipment 1.5%
Telefonaktiebolaget LM Ericsson, Class B	294,510	2,827,889

SWITZERLAND 6.6%

Capital Markets 1.1%
Credit Suisse Group AG REG*	32,470	849,455
UBS AG REG*	117,550	1,343,596

		2,193,051

Insurance 1.9%
Swiss Re AG*	77,420	3,631,839

Pharmaceuticals 2.5%
Novartis AG REG	36,180	2,021,076
Roche Holding AG	17,040	2,752,167

		4,773,243

Professional Services 1.1%
Adecco SA REG*	55,940	2,204,849

		12,802,982

TAIWAN 2.9%

Computers & Peripherals 0.5%
Compal Electronics, Inc., GDR(b)	208,952	970,206

Semiconductors & Semiconductor Equipment 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,074,214	4,668,562

		5,638,768

UNITED KINGDOM 15.0%

Aerospace & Defense 1.4%
BAE Systems PLC	638,240	2,636,035

Airlines 0.9%
International Consolidated Airlines Group SA*	715,080	1,688,933

Commercial Banks 2.4%
HSBC Holdings PLC	340,800	2,604,312
Standard Chartered PLC	103,880	2,072,508

		4,676,820

Food & Staples Retailing 0.5%
Tesco PLC	173,360	1,015,469

Insurance 1.0%
Aviva PLC	423,130	1,989,928

Media 0.8%
Pearson PLC	89,990	1,587,345

Multiline Retail 0.9%
Marks & Spencer Group PLC	380,420	1,852,474

Oil, Gas & Consumable Fuels 1.4%
BP PLC	438,530	2,629,285

Pharmaceuticals 2.2%
GlaxoSmithKline PLC	210,930	4,352,558

Specialty Retail 1.1%
Kingfisher PLC	534,580	2,052,743

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 2.4%
Vodafone Group PLC	1,789,820	$4,612,869

		29,094,459

Total Common Stocks (cost $193,689,852)		185,787,744

Mutual Fund 4.2%

	Shares	Market Value
Money Market Fund 4.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.16% (c)	8,079,298	$8,079,298

Total Mutual Fund (cost $8,079,298)		8,079,298

Repurchase Agreement 1.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.05%, dated 09/30/11, due 10/03/11, repurchase price $3,645,293, collateralized by U.S. Government Agency Securities ranging from 2.63% - 6.50%, maturing 12/15/19 - 08/20/41; total market value of $3,718,184.(d)	$3,645,278	$3,645,278

Total Repurchase Agreement (cost $3,645,278)		3,645,278

Total Investments (cost $205,414,428) (e) — 101.9%		197,512,320
Liabilities in excess of other assets — (1.9%)		(3,707,936)

NET ASSETS — 100.0%		$193,804,384

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $3,442,400.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2011 was $5,526,601 which represents 2.85% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2011 was $3,645,278.
(e)	At September 30, 2011, the tax basis cost of the Fund’s investments was $205,433,625, tax unrealized appreciation and depreciation were $18,951,123 and $(26,872,428), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
KR	South Korea
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SGPS	Holding Enterprise
SpA	Limited Share Company
TW	Taiwan

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,636,035	$—	$2,636,035
Air Freight & Logistics	—	2,528,299	—	2,528,299
Airlines	—	1,688,933	—	1,688,933
Auto Components	—	3,153,074	—	3,153,074
Automobiles	—	1,391,735	—	1,391,735
Capital Markets	1,343,596	849,455	—	2,193,051
Chemicals	—	1,501,658	—	1,501,658
Commercial Banks	4,527,128	15,058,801	—	19,585,929
Communications Equipment	—	2,827,889	—	2,827,889
Computers & Peripherals	—	970,206	—	970,206
Construction Materials	—	1,321,874	—	1,321,874
Diversified Financial Services	—	2,937,903	—	2,937,903
Diversified Telecommunication Services	—	23,421,871	—	23,421,871
Electric Utilities	—	4,867,027	—	4,867,027
Electrical Equipment	—	1,691,147	—	1,691,147
Energy Equipment & Services	—	48,911	—	48,911
Food & Staples Retailing	—	1,015,469	—	1,015,469
Food Products	—	2,956,109	—	2,956,109
Health Care Providers & Services	—	1,595,585	—	1,595,585
Household Durables	—	1,202,328	—	1,202,328
Industrial Conglomerates	—	8,715,004	—	8,715,004
Insurance	—	14,668,662	—	14,668,662
Media	—	1,587,345	—	1,587,345
Metals & Mining	672,000	936,819	—	1,608,819
Multiline Retail	—	1,852,474	—	1,852,474
Multi-Utilities	—	1,493,903	—	1,493,903
Oil, Gas & Consumable Fuels	9,847,013	15,224,690	—	25,071,703
Pharmaceuticals	—	15,719,382	—	15,719,382
Professional Services	—	3,621,947	—	3,621,947
Real Estate Management & Development	—	2,937,931	—	2,937,931
Semiconductors & Semiconductor Equipment	—	12,116,776	—	12,116,776
Software	—	5,591,983	—	5,591,983
Specialty Retail	—	2,052,743	—	2,052,743
Trading Companies & Distributors	—	1,194,478	—	1,194,478
Wireless Telecommunication Services	—	8,019,561	—	8,019,561

Total Common Stocks	$16,389,737	$169,398,007	$—	$185,787,744

Mutual Fund	$8,079,298	$—	$—	$8,079,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Templeton NVIT International Value Fund

Asset Type	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$3,645,278	$—	$3,645,278

Total	$24,469,035	$173,043,285	$—	$197,512,320

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 2.2%
Honeywell International, Inc.	45,952	$2,017,752
Textron, Inc.	82,359	1,452,813

		3,470,565

Automobiles 1.2%
General Motors Co.*	93,557	1,887,980

Beverages 1.3%
Coca-Cola Co. (The)	19,044	1,286,612
PepsiCo, Inc.	13,122	812,252

		2,098,864

Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	128,585	2,390,395
Goldman Sachs Group, Inc. (The)	14,825	1,401,704
Morgan Stanley	93,386	1,260,711
State Street Corp.	20,227	650,500

		5,703,310

Commercial Banks 4.3%
Fifth Third Bancorp	96,995	979,649
PNC Financial Services Group, Inc.	46,411	2,236,546
U.S. Bancorp	45,163	1,063,137
Wells Fargo & Co.	108,305	2,612,317

		6,891,649

Communications Equipment 1.0%
Cisco Systems, Inc.	100,087	1,550,348

Computers & Peripherals 2.7%
Dell, Inc.*	119,148	1,685,944
Hewlett-Packard Co.	119,502	2,682,820

		4,368,764

Diversified Financial Services 5.6%
Bank of America Corp.	273,475	1,673,667
Citigroup, Inc.	130,660	3,347,509
JPMorgan Chase & Co.	129,612	3,903,914

		8,925,090

Diversified Telecommunication Services 3.2%
AT&T, Inc.	72,840	2,077,397
Verizon Communications, Inc.	81,716	3,007,149

		5,084,546

Electric Utilities 3.2%
FirstEnergy Corp.	47,250	2,121,997
PPL Corp.	103,355	2,949,752

		5,071,749

Electrical Equipment 0.7%
Emerson Electric Co.	26,794	1,106,860

Energy Equipment & Services 3.6%
Halliburton Co.	101,713	3,104,281
Noble Corp.*	26,275	771,171
Weatherford International Ltd.*	156,950	1,916,360

		5,791,812

Food & Staples Retailing 2.9%
CVS Caremark Corp.	82,440	2,768,335
Wal-Mart Stores, Inc.	35,466	1,840,686

		4,609,021

Food Products 4.5%
Kraft Foods, Inc., Class A	115,476	3,877,684
Unilever NV, NYRS-NL	103,262	3,251,720

		7,129,404

Health Care Providers & Services 3.9%
Cardinal Health, Inc.	41,417	1,734,544
UnitedHealth Group, Inc.	65,283	3,010,852
WellPoint, Inc.	23,429	1,529,445

		6,274,841

Household Products 0.4%
Procter & Gamble Co. (The)	10,322	652,144

Industrial Conglomerates 1.4%
General Electric Co.	143,307	2,183,999

Information Technology Services 0.2%
Western Union Co. (The)	25,063	383,213

Insurance 5.6%
Aflac, Inc.	15,410	538,580
Allstate Corp. (The)	132,474	3,138,309
Chubb Corp.	15,767	945,862
MetLife, Inc.	61,342	1,718,189
Torchmark Corp.	23,352	814,051
Travelers Cos., Inc. (The)	35,623	1,735,909

		8,890,900

Internet Software & Services 4.0%
eBay, Inc.*	116,575	3,437,797
Yahoo!, Inc.*	227,962	2,999,980

		6,437,777

Machinery 1.4%
Ingersoll-Rand PLC	80,997	2,275,206

Media 10.9%
Comcast Corp., Class A	290,356	6,068,440
News Corp., Class B	154,958	2,415,795
Time Warner Cable, Inc.	48,410	3,033,855
Time Warner, Inc.	63,673	1,908,280
Viacom, Inc., Class B	99,705	3,862,572

		17,288,942

Metals & Mining 1.0%
Alcoa, Inc.	170,020	1,627,091

Multiline Retail 1.1%
Macy’s, Inc.	19,847	522,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks (continued)

	Shares	Market Value
Multiline Retail (continued)
Target Corp.	25,172	$1,234,435

		1,756,808

Multi-Utilities 0.2%
Sempra Energy	5,252	270,478

Oil, Gas & Consumable Fuels 7.5%
BP PLC, ADR-UK	79,476	2,866,699
Chesapeake Energy Corp.	45,296	1,157,313
Chevron Corp.	34,372	3,180,098
Murphy Oil Corp.	33,390	1,474,502
Royal Dutch Shell PLC, Class A, ADR-NL	51,464	3,166,065

		11,844,677

Paper & Forest Products 2.8%
International Paper Co.	188,846	4,390,669

Personal Products 0.4%
Avon Products, Inc.	30,931	606,248

Pharmaceuticals 9.6%
Abbott Laboratories	15,538	794,613
Bristol-Myers Squibb Co.	127,924	4,014,255
GlaxoSmithKline PLC, ADR-UK	50,254	2,074,988
Merck & Co., Inc.	86,635	2,833,831
Pfizer, Inc.	227,846	4,028,317
Roche Holding AG, ADR-CH	35,941	1,445,547

		15,191,551

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	55,867	1,191,643
KLA-Tencor Corp.	14,000	535,920

		1,727,563

Software 2.5%
Microsoft Corp.	157,303	3,915,272

Specialty Retail 2.4%
Home Depot, Inc.	33,695	1,107,555
Lowe’s Cos., Inc.	72,006	1,392,596
Staples, Inc.	98,680	1,312,444

		3,812,595

Wireless Telecommunication Services 1.1%
Vodafone Group PLC, ADR-UK	66,278	1,700,031

Total Common Stocks (cost $159,026,748)		154,919,967

Mutual Fund 2.5%

	Shares	Market Value
Money Market Fund 2.5%
Fidelity Institutional Money Market Fund - Institutional Shares, 0.16% (a)	3,963,850	$3,963,850

Total Mutual Fund (cost $3,963,850)		3,963,850

Total Investments (cost $162,990,598) (b) — 100.0%		158,883,817
Liabilities in excess of other assets — 0.0%†		(44,237)

NET ASSETS — 100.0%		$158,839,580

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2011.
(b)	At September 30, 2011, the tax basis cost of the Fund’s investments was $171,745,655, tax unrealized appreciation and depreciation were $12,502,977 and $(25,364,815), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2011 (Unaudited)

Van Kampen NVIT Comstock Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under principles generally accepted in the United States of America (“U.S. GAAP”), the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$154,919,967	$—	$—	$154,919,967
Mutual Fund	3,963,850	—	—	3,963,850

Total	$158,883,817	$—	$—	$158,883,817

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 23, 2011

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 23, 2011